UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-22127
RIVERSOURCE VARIABLE SERIES TRUST

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Aggressive
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (80.6%)

	Shares	Value(a)
International (19.7%)
RiverSource Disciplined International Equity Fund	766,826	$5,429,131

U.S. Large Cap (52.9%)
Columbia Large Core Quantitative Fund	1,496,505	7,467,560
Columbia Large Growth Quantitative Fund	424,772	3,572,329
Columbia Large Value Quantitative Fund	430,632	3,544,099

Total		14,583,988

U.S. Small Mid Cap (8.0%)
RiverSource Disciplined Small and Mid Cap Equity Fund	285,706	2,222,791

Total Equity Funds (Cost: $19,488,060)		$22,235,910

Fixed Income Funds (18.0%)

	Shares	Value(a)
Emerging Markets (1.6%)
Columbia Emerging Markets Bond Fund	38,477	$445,177

Global Bond (1.6%)
Columbia Global Bond Fund	59,226	436,494

High Yield (2.6%)
Columbia High Yield Bond Fund	257,562	703,144

Inflation Protected Securities (0.7%)
Columbia Inflation Protected Securities Fund	17,354	183,774

Investment Grade (11.5%)
Columbia Diversified Bond Fund	628,636	3,199,756

Total Fixed Income Funds (Cost: $4,716,766)		$4,968,345

Alternative Investments (0.9%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	25,610	(b)	$260,454

Total Alternative Investments (Cost: $255,183)			$260,454

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	129,234	$129,234

Total Cash Equivalents (Cost: $129,234)		$129,234

Total Investments in Affiliated Funds (Cost: $24,589,243)		$27,593,943

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$27,593,943	$—	$—	$27,593,943

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Conservative
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (24.4%)

	Shares	Value(a)
International (4.6%)
RiverSource Disciplined International Equity Fund	401,242	$2,840,797

U.S. Large Cap (17.5%)
Columbia Large Core Quantitative Fund	1,139,497	5,686,090
Columbia Large Growth Quantitative Fund	300,221	2,524,862
Columbia Large Value Quantitative Fund	305,280	2,512,454

Total		10,723,406

U.S. Small Mid Cap (2.3%)
RiverSource Disciplined Small and Mid Cap Equity Fund	178,252	1,386,800

Total Equity Funds (Cost: $13,135,807)		$14,951,003

Fixed Income Funds (69.2%)

	Shares	Value(a)
Emerging Markets (6.2%)
Columbia Emerging Markets Bond Fund	328,550	$3,801,325

Global Bond (4.9%)
Columbia Global Bond Fund	411,038	3,029,353

High Yield (8.7%)
Columbia High Yield Bond Fund	1,952,032	5,329,046

Inflation Protected Securities (3.3%)
Columbia Inflation Protected Securities Fund	193,586	2,050,079

Investment Grade (46.1%)
Columbia Diversified Bond Fund	5,551,612	28,257,704

Total Fixed Income Funds (Cost: $40,039,912)		$42,467,507

Alternative Investments (5.7%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	346,610	(b)	$3,525,022

Total Alternative Investments (Cost: $3,452,671)			$3,525,022

Cash Equivalents (0.6%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	388,922	$388,922

Total Cash Equivalents (Cost: $388,922)		$388,922

Total Investments in Affiliated Funds (Cost: $57,017,312)		$61,332,454

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$61,332,454	$—	$—	$61,332,454

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderate
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (52.8%)

	Shares	Value(a)
International (12.3%)
RiverSource Disciplined International Equity Fund	2,133,862	$15,107,745

U.S. Large Cap (35.4%)
Columbia Large Core Quantitative Fund	4,493,471	22,422,420
Columbia Large Growth Quantitative Fund	1,252,024	10,529,526
Columbia Large Value Quantitative Fund	1,268,711	10,441,488

Total		43,393,434

U.S. Small Mid Cap (5.1%)
RiverSource Disciplined Small and Mid Cap Equity Fund	809,512	6,298,006

Total Equity Funds (Cost: $57,468,459)		$64,799,185

Fixed Income Funds (43.9%)

	Shares	Value(a)
Emerging Markets (4.1%)
Columbia Emerging Markets Bond Fund	431,278	$4,989,888

Global Bond (4.0%)
Columbia Global Bond Fund	658,762	4,855,074

High Yield (5.0%)
Columbia High Yield Bond Fund	2,227,386	6,080,763

Inflation Protected Securities (2.1%)
Columbia Inflation Protected Securities Fund	238,239	2,522,955

Investment Grade (28.7%)
Columbia Diversified Bond Fund	6,946,810	35,359,263

Total Fixed Income Funds (Cost: $50,621,476)		$53,807,943

Alternative Investments (2.8%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	342,399	(b)	$3,482,193

Total Alternative Investments (Cost: $3,403,985)			$3,482,193

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	602,311	$602,311

Total Cash Equivalents (Cost: $602,311)		$602,311

Total Investments in Affiliated Funds (Cost: $112,096,231)		$122,691,632

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$122,691,632	$—	$—	$122,691,632

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Conservative
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (38.4%)

	Shares	Value(a)
International (8.3%)
RiverSource Disciplined International Equity Fund	761,211	$5,389,371

U.S. Large Cap (26.4%)
Columbia Large Core Quantitative Fund	1,801,887	8,991,417
Columbia Large Growth Quantitative Fund	491,918	4,137,032
Columbia Large Value Quantitative Fund	500,025	4,115,208

Total		17,243,657

U.S. Small Mid Cap (3.7%)
RiverSource Disciplined Small and Mid Cap Equity Fund	309,971	2,411,574

Total Equity Funds (Cost: $22,116,879)		$25,044,602

Fixed Income Funds (57.3%)

	Shares	Value(a)
Emerging Markets (4.1%)
Columbia Emerging Markets Bond Fund	232,491	$2,689,920

Global Bond (5.0%)
Columbia Global Bond Fund	440,901	3,249,437

High Yield (6.3%)
Columbia High Yield Bond Fund	1,496,460	4,085,335

Inflation Protected Securities (3.0%)
Columbia Inflation Protected Securities Fund	185,968	1,969,400

Investment Grade (38.9%)
Columbia Diversified Bond Fund	4,980,154	25,348,981

Total Fixed Income Funds (Cost: $35,175,948)		$37,343,073

Alternative Investments (3.8%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	245,843	(b)	$2,500,224

Total Alternative Investments (Cost: $2,435,168)			$2,500,224

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	325,812	$325,812

Total Cash Equivalents (Cost: $325,812)		$325,812

Total Investments in Affiliated Funds (Cost: $60,053,807)		$65,213,711

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$65,213,711	$—	$—	$65,213,711

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Disciplined Asset Allocation Portfolios — Moderately Aggressive
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (66.3%)

	Shares	Value(a)
International (15.7%)
RiverSource Disciplined International Equity Fund	1,535,424	$10,870,804

U.S. Large Cap (44.0%)
Columbia Large Core Quantitative Fund	3,148,028	15,708,660
Columbia Large Growth Quantitative Fund	884,670	7,440,075
Columbia Large Value Quantitative Fund	901,160	7,416,549

Total		30,565,284

U.S. Small Mid Cap (6.6%)
RiverSource Disciplined Small and Mid Cap Equity Fund	590,137	4,591,263

Total Equity Funds (Cost: $39,719,781)		$46,027,351

Fixed Income Funds (31.3%)

	Shares	Value(a)
Emerging Markets (2.8%)
Columbia Emerging Markets Bond Fund	169,170	$1,957,291

Global Bond (2.8%)
Columbia Global Bond Fund	264,059	1,946,113

High Yield (3.8%)
Columbia High Yield Bond Fund	957,477	2,613,912

Inflation Protected Securities (1.7%)
Columbia Inflation Protected Securities Fund	111,958	1,185,631

Investment Grade (20.2%)
Columbia Diversified Bond Fund	2,757,314	14,034,729

Total Fixed Income Funds (Cost: $20,508,669)		$21,737,676

Alternative Investments (1.9%)

	Shares		Value(a)
Columbia Absolute Return Currency and Income Fund	130,738	(b)	$1,329,603

Total Alternative Investments (Cost: $1,306,794)			$1,329,603

Cash Equivalents (0.5%)

	Shares	Value(a)
Money Market
Columbia Money Market Fund	318,364	$318,364

Total Cash Equivalents (Cost: $318,364)		$318,364

Total Investments in Affiliated Funds (Cost: $61,853,608)		$69,412,994

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$69,412,994	$—	$—	$69,412,994

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
RiverSource VP — Balanced Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (65.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.9%)
Honeywell International, Inc.	176,974		$7,776,238
United Technologies Corp.	136,245		9,704,731

Total			17,480,969

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	88,953		5,932,276

Airlines (1.0%)
AMR Corp.	71,770	(b,r)	449,998
Continental Airlines, Inc., Class B	98,208	(b)	2,439,486
Delta Air Lines, Inc.	188,747	(b,r)	2,197,015
United Continental Holdings, Inc.	96,504	(b,r)	2,280,390
U.S. Airways Group, Inc.	221,875	(b,r)	2,052,344

Total			9,419,233

Automobiles (0.4%)
Ford Motor Co.	273,247	(b,r)	3,344,543

Biotechnology (0.7%)
Gilead Sciences, Inc.	173,609	(b)	6,182,216

Capital Markets (2.4%)
Morgan Stanley	360,070		8,886,528
The Bank of New York Mellon Corp.	104,508		2,730,794
The Goldman Sachs Group, Inc.	74,188		10,726,101

Total			22,343,423

Chemicals (2.7%)
Air Products & Chemicals, Inc.	65,276		5,406,158
EI du Pont de Nemours & Co.	323,836	(r)	14,449,562
The Dow Chemical Co.	183,395		5,036,027

Total			24,891,747

Commercial Banks (0.4%)
Wells Fargo & Co.	142,965		3,592,710

Communications Equipment (0.3%)
Nokia OYJ, ADR	235,369	(c,r)	2,360,751

Computers & Peripherals (1.6%)
Hewlett-Packard Co.	357,615		15,044,863

Diversified Financial Services (3.7%)
Bank of America Corp.	1,434,553		18,806,989
JPMorgan Chase & Co.	418,508		15,932,600

Total			34,739,589

Issuer	Shares		Value(a)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	327,686		9,371,820
Frontier Communications Corp.	71,307	(r)	582,578
Verizon Communications, Inc.	297,067	(r)	9,681,413

Total			19,635,811

Electrical Equipment (1.0%)
ABB Ltd., ADR	216,323	(b,c,r)	4,568,742
Emerson Electric Co.	84,088	(r)	4,428,074

Total			8,996,816

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.	47,874	(b)	1,597,556
Tyco Electronics Ltd.	42,747	(c)	1,249,067

Total			2,846,623

Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	144,973	(r)	6,175,850
Halliburton Co.	320,699		10,605,516
National Oilwell Varco, Inc.	38,954		1,732,284
Schlumberger Ltd.	93,615		5,767,620

Total			24,281,270

Food & Staples Retailing (1.2%)
CVS Caremark Corp.	157,871		4,968,200
Wal-Mart Stores, Inc.	113,940		6,098,069

Total			11,066,269

Health Care Providers & Services (0.3%)
WellPoint, Inc.	53,111	(b)	3,008,207

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp. Unit	171,668		6,559,434

Industrial Conglomerates (2.7%)
General Electric Co.	359,470		5,841,388
Siemens AG, ADR	126,464	(c)	13,329,305
Tyco International Ltd.	166,594	(c)	6,118,998

Total			25,289,691

Insurance (4.9%)
ACE Ltd.	160,365	(c)	9,341,262
Everest Re Group Ltd.	100,273	(c)	8,670,606
The Travelers Companies, Inc.	102,271		5,328,319
XL Group PLC	1,028,591		22,279,282

Total			45,619,469

IT Services (2.2%)
Accenture PLC, Class A	157,429	(c,r)	6,689,158
IBM Corp.	53,270		7,145,638
Mastercard, Inc., Class A	31,422	(r)	7,038,528

Total			20,873,324

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.	125,741	(b)	6,020,479

Issuer	Shares		Value(a)
Machinery (5.1%)
Caterpillar, Inc.	184,782	(r)	14,538,649
Deere & Co.	84,636		5,905,900
Eaton Corp.	98,296		8,108,437
Illinois Tool Works, Inc.	230,510		10,838,581
Ingersoll-Rand PLC	87,772	(c,r)	3,134,338
Parker Hannifin Corp.	78,241		5,481,564

Total			48,007,469

Media (1.0%)
Comcast Corp., Class A	154,903	(r)	2,800,646
Time Warner, Inc.	86,015		2,636,360
Viacom, Inc., Class B	102,997		3,727,461

Total			9,164,467

Metals & Mining (1.8%)
Freeport-McMoRan Copper & Gold, Inc.	76,923		6,568,455
Nucor Corp.	79,756	(r)	3,046,679
Rio Tinto PLC, ADR	45,376	(c,r)	2,664,932
Vale SA, ADR	80,181	(c,r)	2,507,260
Xstrata PLC	109,669	(c)	2,098,226

Total			16,885,552

Multiline Retail (1.4%)
Kohl’s Corp.	114,771	(b)	6,046,136
Target Corp.	128,866		6,886,599

Total			12,932,735

Multi-Utilities (0.7%)
Dominion Resources, Inc.	142,815	(r)	6,235,303

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	100,319		5,723,199
Apache Corp.	77,333		7,560,074
Chevron Corp.	242,915		19,688,262
ConocoPhillips	264,960		15,216,653
Devon Energy Corp.	56,419		3,652,566
Exxon Mobil Corp.	258,384		15,965,547
Ultra Petroleum Corp.	51,450	(b,r)	2,159,871

Total			69,966,172

Pharmaceuticals (4.4%)
Abbott Laboratories	119,898		6,263,472
Bristol-Myers Squibb Co.	421,114	(r)	11,416,401
Merck & Co., Inc.	361,579		13,309,722
Pfizer, Inc.	571,522		9,813,033

Total			40,802,628

Real Estate Investment Trusts (REITs) (0.1%)
Pebblebrook Hotel Trust	63,304	(b,r)	1,140,105

Road & Rail (0.2%)
CSX Corp.	32,847		1,817,096

Semiconductors & Semiconductor Equipment (1.8%)
Intel Corp.	554,716		10,667,188
LSI Corp.	516,737	(b)	2,356,321

Issuer	Shares		Value(a)
Microchip Technology, Inc.	50,644	(r)	1,592,754
Xilinx, Inc.	82,510	(r)	2,195,591

Total			16,811,854

Software (2.8%)
Microsoft Corp.	354,173		8,673,697
Oracle Corp.	538,460		14,457,650
Symantec Corp.	206,003	(b)	3,125,066

Total			26,256,413

Specialty Retail (1.5%)
Best Buy Co., Inc.	121,734	(r)	4,970,399
Home Depot, Inc.	177,509	(r)	5,623,485
Staples, Inc.	155,291	(r)	3,248,688

Total			13,842,572

Tobacco (2.5%)
Lorillard, Inc.	231,170		18,565,262
Philip Morris International, Inc.	82,837		4,640,529

Total			23,205,791

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	761,736	(b,r)	3,526,838

Total Common Stocks (Cost: $494,021,513)			$610,124,708

Bonds (39.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.1%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$245,000		$268,504
06-15-35	6.625	384,000		419,493
Petroleos de Venezuela SA
04-12-17	5.250	663,000		384,540

Total				1,072,537

Sovereign (0.5%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	585,000		551,507
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	631,000	(k)	75,405
Colombia Government International Bond
01-27-17	7.375	305,000		375,913
El Salvador Government International Bond
06-15-35	7.650	119,000	(d)	129,413
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	288,000	(d)	348,480
10-12-35	8.500	235,000	(d)	342,513
Philippine Government International Bond
Senior Unsecured
01-14-31	7.750	329,000		437,569

	Coupon	Principal
Issuer	rate	amount		Value(a)
Russian Foreign Bond — Eurobond
03-31-30	7.500	279,240	(d)	334,513
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	100,000		118,000
04-03-18	6.750	309,000		359,985
03-17-36	6.875	527,000		612,637
Uruguay Government International Bond
05-17-17	9.250	146,000		192,720
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	143,000		184,470
Venezuela Government International Bond
02-26-16	5.750	154,000	(d)	106,845
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	154,000		129,360

Total				4,299,330

Treasury (0.4%)(c)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	150,000		876,592
Indonesia Treasury Bond
(IDR) Senior Unsecured
07-15-22	10.250	3,307,000,000		437,203
Mexican Bonos
(MXN)
12-17-15	8.000	23,050,000		2,016,096

Total				3,329,891

U.S. Government Obligations & Agencies (4.1%)
Federal Home Loan Banks
12-28-11	1.000	1,000,000		1,007,671
Federal Home Loan Mortgage Corp.
04-18-16	5.250	4,000,000		4,727,400
Federal National Mortgage Association
10-26-15	1.625	430,000		429,829
U.S. Treasury
08-31-12	0.375	180,000		179,866
11-15-12	1.375	3,595,000		3,664,373
01-15-13	1.375	810,000		826,010
02-15-13	1.375	475,000		484,500
03-15-13	1.375	895,000		913,392
02-15-14	4.000	1,780,000		1,972,879
08-31-15	1.250	2,605,000		2,604,187
08-31-16	3.000	378,000		407,768
07-31-17	2.375	4,670,000		4,821,775
08-15-20	2.625	965,000		974,047
02-15-40	4.625	2,900,000		3,388,470
05-15-40	4.375	8,024,000		9,011,996
U.S. Treasury Inflation-Indexed Bond
07-15-17	2.625	1,051,880	(q)	1,212,797
01-15-29	2.500	786,951	(q)	928,356

Total				37,555,316

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed (3.3%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.370	660,639	(j)	659,617
AmeriCredit Automobile Receivables Trust
Series 2007-CM Class A3B (NPFGC)
05-07-12	0.288	29,249	(j,p)	29,249
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	550,000		557,392
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	400,000	(d)	416,257
BA Credit Card Trust
Series 2008-A1 Class A1
04-15-13	0.837	900,000	(j)	900,495
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	4,300,000	(d)	4,311,128
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	1,350,000	(d)	1,351,329
CIT Equipment Collateral
Series 2009-VT1 Class A2
06-15-11	2.200	137,621	(d)	137,686
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	800,000		851,103
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	2,547,379	(d)	2,558,835
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.516	342,438	(j)	219,861
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	1,000,000	(d)	1,053,819
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1
04-26-37	0.390	676,980	(d,j)	663,022
DT Auto Owner Trust
Series 2009-1 Class A1
10-15-15	2.980	1,288,272	(d)	1,296,634
DT Auto Owner Trust
Series 2010-1A Class A2
12-17-12	0.990	1,030,000	(d)	1,029,936
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	2,375,000	(d,p)	2,389,154
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A
06-15-13	0.506	500,000	(j)	497,326
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Class A
12-15-14	1.906	600,000	(d,j)	612,501
GTP Towers Issuer LLC
02-15-15	4.436	300,000	(d)	323,170
Hertz Vehicle Financing LLC
Series 2005-1A Class A4 (NPFGC)
11-25-11	0.506	450,000	(d,j,p)	449,509

	Coupon	Principal
Issuer	rate	amount		Value(a)
Hertz Vehicle Financing LLC
Series 2005-2A Class A5 (AMBAC)
11-25-11	0.506	233,333	(d,j,p)	233,079
Hertz Vehicle Financing LLC
Series 2005-2A Class A6 (AMBAC)
11-25-11	5.080	776,667	(d,p)	779,885
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	900,000	(d)	935,197
Hertz Vehicle Financing LLC
Series 2010-1A Class A1
02-25-15	2.600	500,000	(d)	505,823
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2 Class A2A
05-25-37	0.366	121,486	(j)	121,317
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.506	700,000	(d,j)	694,223
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	10.040	2,325,000	(m)	102,044
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	3,400,000	(m)	254,947
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	571,211		540,682
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.307	846,377	(j,p)	840,944
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08-15-13	0.950	1,150,000		1,151,006
SBA Tower Trust
04-15-40	4.254	1,000,000	(d)	1,064,333
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	193,989	(d)	199,202
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	396,702	(d)	400,846
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.342	854,043	(j)	841,643
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	486,155	(p)	491,248
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	1,321,459	(p)	1,349,935

Total				30,814,377

Commercial Mortgage-Backed (4.4%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A3A
07-10-43	4.621	675,000		696,162

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	625,000		656,387
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.190	850,000		935,797
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-13-50	5.038	179,901		184,670
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	2,369,942		2,435,326
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	650,000		702,772
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.222	775,000		834,758
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	1,000,000		1,025,573
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.567	600,000	(d,j)	530,380
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4
12-10-49	5.814	625,000		680,301
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	705,000		744,713
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	154,771		156,757
Federal National Mortgage Association
CMO Series 2002-M2 Class C
08-25-12	4.717	221,320		233,560
FREMPF Mortgage Trust
CMO Series 2010-K6 Class B
12-26-46	5.357	300,000	(d)	260,491
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	600,000		624,118
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	929,246	(d)	1,000,107
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	400,000	(d)	460,434
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	525,000		538,367
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	775,000		788,852
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	1,150,000		1,205,986
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	3,475,000		3,663,016

	Coupon	Principal
Issuer	rate	amount		Value(a)
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	130,761		131,928
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.107	1,700,000	(d,j)	1,471,606
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.808	1,050,000		139,986
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	645,942		673,231
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	301,462		310,553
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	461,449		461,360
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	350,000		359,986
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	5.893	800,355		843,705
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.198	950,000		1,048,312
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	275,000		294,990
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	426,856	(d)	461,404
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A2
12-05-27	5.633	500,000	(d)	569,122
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-C1 Class A1
06-15-43	3.853	497,707	(d)	521,426
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-CNTR Class A2
08-05-32	4.311	700,000	(d)	706,342
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	1,250,000		1,276,600
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	385,005		407,231
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	6.055	1,075,000		1,187,912
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	1,200,000		1,269,243
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	233,413		238,245
Morgan Stanley Capital I

	Coupon	Principal
Issuer	rate	amount		Value(a)
Series 2004-HQ4 Class A5
04-14-40	4.590	1,850,000		1,862,784
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.795	850,000		933,047
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	5.808	700,000	(d,j)	765,736
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-12-45	6.002	2,950,000	(d)	3,227,030
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	1,250,000		1,282,047
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	650,000		698,705
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	900,000		960,452

Total				40,461,510

Residential Mortgage-Backed (12.7%)(f,u)
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2005-8 Class A4
08-25-35	5.104	1,575,000	(d,j)	1,272,795
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	1,623,271		1,477,550
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1
05-25-35	4.750	2,127,299	(d)	2,186,930
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	37.320	859,938	(m)	89,192
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	476,309		484,471
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	1,038,026	(d)	1,043,082
Federal Home Loan Mortgage Corp.
10-01-40	5.000	3,250,000	(h)	3,413,514
10-01-40	6.000	7,500,000	(h)	8,040,233
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	1,401,665		1,501,389
Federal Home Loan Mortgage Corp. #C65869
04-01-32	6.000	636,945		711,647
Federal Home Loan Mortgage Corp. #C66871
05-01-32	6.500	1,558,996		1,756,790
Federal Home Loan Mortgage Corp. #C71514
07-01-32	6.500	72,104		80,060
Federal Home Loan Mortgage Corp. #C90598
10-01-22	6.500	175,494		193,094
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	1,202,499		1,316,383
Federal Home Loan Mortgage Corp. #D32310
11-01-22	8.000	5,093		5,649

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #D55755
08-01-24	8.000	42,829		49,189
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	218,718		235,407
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	118,635		127,817
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	622,040		671,148
Federal Home Loan Mortgage Corp. #E81009
07-01-15	7.500	60,206		64,964
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	1,624,404		1,735,333
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	900,762		972,315
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	294,316		332,433
Federal Home Loan Mortgage Corp. #G01864
01-01-34	5.000	1,341,938		1,421,905
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2795 Class IY
07-15-17	96.360	360,836	(m)	6,745
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	667,780	(m)	44,073
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2950 Class SM
03-15-35	2.330	715,414	(m)	98,050
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3639 Class SC
02-15-40	7.010	1,045,748	(m)	126,945
Federal Home Loan Mortgage Corp.
CMO Series 2576 Class KJ
02-15-33	5.500	41,677		41,616
Federal National Mortgage Association
10-01-25	3.500	1,500,000	(h)	1,547,343
10-01-25	4.500	5,450,000	(h)	5,731,013
10-01-25	5.000	3,610,000	(h)	3,828,012
10-01-25	5.500	750,000	(h)	806,777
12-01-25	3.500	4,950,000	(h)	5,069,107
10-01-40	4.000	8,200,000	(h)	8,428,058
10-01-40	4.500	8,750,000	(h)	9,110,937
10-01-40	5.500	1,975,000	(h)	2,099,364
10-01-40	6.000	3,680,000	(h)	3,952,548
10-01-40	6.500	3,500,000	(h)	3,816,092
Federal National Mortgage Association #190899
04-01-23	8.500	68,046		74,232
Federal National Mortgage Association #190944
05-01-24	6.000	420,096		452,277
Federal National Mortgage Association #190988
06-01-24	9.000	45,075		49,107
Federal National Mortgage Association #250322
08-01-25	7.500	7,675		8,717
Federal National Mortgage Association #250384
11-01-25	7.500	110,428		125,429
Federal National Mortgage Association #250495
03-01-26	7.000	114,789		129,874
Federal National Mortgage Association #254494
08-01-22	7.000	142,433		161,375

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #254675
01-01-23	6.500	210,660		231,130
Federal National Mortgage Association #254708
02-01-23	7.000	50,039		56,695
Federal National Mortgage Association #304279
02-01-25	8.500	68,149		79,027
Federal National Mortgage Association #309341
05-01-25	8.500	24,414		28,311
Federal National Mortgage Association #323606
03-01-29	6.500	28,725		32,177
Federal National Mortgage Association #433310
08-01-28	6.500	140,887		157,819
Federal National Mortgage Association #440730
12-01-28	6.000	107,163		117,764
Federal National Mortgage Association #505122
07-01-29	7.000	435,684		494,264
Federal National Mortgage Association #50553
04-01-22	8.000	50,506		57,994
Federal National Mortgage Association #510587
08-01-29	7.000	85,045		96,480
Federal National Mortgage Association #540041
02-01-29	7.000	491,233		555,789
Federal National Mortgage Association #545489
03-01-32	6.500	101,777		113,754
Federal National Mortgage Association #545684
05-01-32	7.500	86,918		99,242
Federal National Mortgage Association #545885
08-01-32	6.500	168,410		186,988
Federal National Mortgage Association #555376
04-01-18	4.500	415,442		441,268
Federal National Mortgage Association #555734
07-01-23	5.000	993,611		1,055,705
Federal National Mortgage Association #615135
11-01-16	6.000	65,449		70,813
Federal National Mortgage Association #642346
05-01-32	7.000	413,064		468,840
Federal National Mortgage Association #643381
06-01-17	6.000	55,382		60,025
Federal National Mortgage Association #645277
05-01-32	7.000	30,917		35,092
Federal National Mortgage Association #645569
06-01-32	7.000	256,802		291,478
Federal National Mortgage Association #646446
06-01-17	6.500	88,511		96,143
Federal National Mortgage Association #650105
08-01-17	6.500	224,254	(n)	243,592
Federal National Mortgage Association #662197
09-01-32	6.500	156,782		174,939
Federal National Mortgage Association #670387
08-01-32	7.000	137,093		155,634
Federal National Mortgage Association #670711
10-01-32	7.000	97,563		110,737
Federal National Mortgage Association #673179
02-01-18	6.000	169,571		183,784
Federal National Mortgage Association #676511
12-01-32	7.000	72,624		82,430
Federal National Mortgage Association #678397
12-01-32	7.000	641,148	(n)	727,723
Federal National Mortgage Association #687887
03-01-33	5.500	1,024,948		1,108,874

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #689093
07-01-28	5.500	448,635		481,748
Federal National Mortgage Association #694546
03-01-33	5.500	404,136	(n)	434,217
Federal National Mortgage Association #703726
02-01-33	5.000	1,217,820		1,294,957
Federal National Mortgage Association #725284
11-01-18	7.000	45,236		47,481
Federal National Mortgage Association #726940
08-01-23	5.500	177,281		191,154
Federal National Mortgage Association #735382
04-01-35	5.000	2,897,094		3,069,733
Federal National Mortgage Association #735579
06-01-35	5.000	1,683,090		1,783,386
Federal National Mortgage Association #747642
11-01-28	5.500	190,967		205,062
Federal National Mortgage Association #753074
12-01-28	5.500	957,726		1,028,415
Federal National Mortgage Association #755598
11-01-28	5.000	366,129		389,319
Federal National Mortgage Association #761031
01-01-34	5.000	274,856		291,990
Federal National Mortgage Association #768117
08-01-34	5.469	396,131	(j)	423,219
Federal National Mortgage Association #961840
03-01-38	5.500	2,743,701		2,931,020
Federal National Mortgage Association #972006
02-01-38	5.500	2,527,801		2,689,351
Federal National Mortgage Association #995753
05-01-24	4.500	3,141,140		3,306,471
Federal National Mortgage Association #AD8486
08-01-40	5.000	2,992,789	(h)	3,152,426
Federal National Mortgage Association
CMO I.O. Series 2003-44 Class SI
06-25-33	14.963	1,390,977	(m)	202,703
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.000	2,034,889	(m)	370,834
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	5.340	876,060	(m)	69,170
Federal National Mortgage Association
CMO I.O. Series 2004-53 Class QC
02-25-34	12.364	657,337	(m)	70,974
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	309,669	(m)	14,794
Federal National Mortgage Association
CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	764,237	(m)	114,987
Federal National Mortgage Association
CMO I.O. Series 2007-30 Class MI
04-25-37	0.000	2,505,459	(m)	397,404
Federal National Mortgage Association
CMO I.O. Series 2009-87 Class NS
11-25-39	14.070	1,284,861	(m)	170,128
Federal National Mortgage Association
CMO I.O. Series 2010-4 Class SK
02-25-40	14.070	1,112,736	(m)	146,686

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
10-01-40	4.000	3,000,000	(h)	3,101,250
10-01-40	4.500	1,750,000	(h)	1,840,781
Government National Mortgage Association #604708
10-15-33	5.500	1,016,650		1,099,515
Government National Mortgage Association #619592
09-15-33	5.000	1,140,844		1,223,739
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	0.000	9,846	(m)	97
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	17.212	1,642,076	(m)	223,361
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	2,396,144	(m)	227,284
Government National Mortgage Association
CMO I.O. Series 2010-14 Class AV
02-16-40	9.070	717,143	(m)	108,468
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	1,062,514		1,062,573
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	1,926,475		1,922,773
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	1,048,804		1,010,820

Total				117,603,782

Aerospace & Defense (0.1%)
Esterline Technologies Corp.
08-01-20	7.000	10,000	(d)	10,350
L-3 Communications Corp.
10-15-15	6.375	345,000		355,781
Mantech International Corp.
04-15-18	7.250	38,000		39,425
Oshkosh Corp.
03-01-17	8.250	96,000		103,200
03-01-20	8.500	78,000		84,435

Total				593,191

Automotive (0.3%)
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250	1,871,000		2,787,116
Lear Corp.
03-15-18	7.875	201,000		213,060
03-15-20	8.125	77,000		82,005
Tenneco, Inc.
Senior Notes
08-15-18	7.750	49,000	(d)	50,715

Total				3,132,896

Banking (1.5%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	720,000		763,272
07-01-20	5.625	1,920,000		2,030,103

	Coupon	Principal
Issuer	rate	amount		Value(a)
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	1,580,000		1,723,799
08-09-20	5.375	235,000		243,139
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	600,000	(c)	695,905
JPMorgan Chase & Co.
Senior Unsecured
04-23-19	6.300	830,000		963,351
07-22-20	4.400	770,000		789,258
Morgan Stanley
Senior Unsecured
04-01-18	6.625	460,000		509,981
07-24-20	5.500	1,850,000		1,905,903
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	600,000	(c,d,h)	599,939
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	2,040,000		2,150,185
The Royal Bank of Scotland PLC
08-24-20	5.625	455,000	(c)	474,526
The Toronto-Dominion Bank
07-29-15	2.200	1,225,000	(c,d)	1,252,325

Total				14,101,686

Brokerage (—%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	1,220,000	(b,o)	286,700

Chemicals (0.4%)
Airgas, Inc.
10-01-18	7.125	325,000	(d)	358,313
Ashland, Inc.
06-01-17	9.125	130,000		148,850
Celanese U.S. Holdings LLC
10-15-18	6.625	148,000	(d)	150,960
CF Industries, Inc.
05-01-18	6.875	320,000		344,000
05-01-20	7.125	45,000		49,106
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	293,000	(b,o)	336,950
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	50,000		49,000
Invista
05-01-12	9.250	77,000	(d)	78,059
LyondellBasell Industries
Senior Secured
11-01-17	8.000	345,000	(d)	376,481
05-01-18	11.000	39,000		43,144
Nalco Co.
Senior Notes
05-15-17	8.250	391,000		432,055

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	84,000	(c)	88,410
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	1,260,000		1,590,989

Total				4,046,317

Construction Machinery (0.1%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	194,000	(d)	212,430
The Manitowoc Co., Inc.
11-01-13	7.125	315,000		314,213

Total				526,643

Consumer Products (—%)
Jarden Corp.
05-01-16	8.000	225,000		239,625
NBTY, Inc.
10-01-18	9.000	10,000	(d,h)	10,500
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	125,000	(d)	135,625

Total				385,750

Diversified Manufacturing (—%)
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	20,000	(d)	20,950
SPX Corp.
09-01-17	6.875	196,000	(d)	207,760

Total				228,710

Electric (3.2%)
Arizona Public Service Co.
Senior Unsecured
08-01-16	6.250	420,000		488,573
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	700,000		826,408
CMS Energy Corp.
Senior Unsecured
12-15-15	6.875	440,000		487,737
02-01-20	6.250	265,000		279,575
Consumers Energy Co.
1st Mortgage
02-15-17	5.150	205,000		230,129
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	1,390,000		1,596,162
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	1,430,000		1,700,196
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	830,000		948,252

	Coupon	Principal
Issuer	rate	amount		Value(a)
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	205,000		235,907
Majapahit Holding BV
10-17-16	7.750	100,000	(c,d)	117,000
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	90,000		95,222
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	489,401		483,895
Nevada Power Co.
01-15-15	5.875	405,000		464,416
05-15-18	6.500	430,000		518,168
08-01-18	6.500	850,000		1,022,029
09-15-40	5.375	30,000		30,847
Nisource Finance Corp.
03-01-13	6.150	1,800,000		1,977,602
07-15-14	5.400	305,000		338,936
09-15-17	5.250	1,740,000		1,902,930
09-15-20	5.450	780,000		845,396
NRG Energy, Inc.
02-01-16	7.375	685,000		704,694
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	170,000		190,312
Ohio Power Co.
Senior Unsecured
06-01-16	6.000	450,000		523,359
Oncor Electric Delivery Co. LLC
Senior Secured
09-30-40	5.250	305,000	(d)	310,664
PacifiCorp
1st Mortgage
09-15-13	5.450	1,475,000		1,644,994
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	970,000		1,141,898
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	480,000		546,502
12-01-39	6.000	230,000		263,601
Sierra Pacific Power Co.
05-15-16	6.000	2,495,000		2,912,890
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	720,000		851,120
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	2,455,000		3,273,454
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	780,000		892,832
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	165,000		207,788
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	295,000		327,459

	Coupon	Principal
Issuer	rate	amount		Value(a)
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	605,000	(c)	655,364
03-15-40	6.500	365,000	(c)	396,050

Total				29,432,361

Entertainment (0.1%)
Regal Cinemas Corp.
07-15-19	8.625	125,000		131,094
Speedway Motorsports, Inc.
06-01-16	8.750	245,000		260,925
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07-01-15	9.300	813,785	(e,l)	808,088

Total				1,200,107

Food and Beverage (0.9%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	560,000	(d)	652,551
11-15-14	5.375	1,505,000	(d)	1,689,283
Bacardi Ltd.
04-01-14	7.450	150,000	(c,d)	177,378
Cott Beverages USA, Inc.
09-01-18	8.125	21,000	(d)	22,234
Del Monte Corp.
10-15-19	7.500	230,000		248,113
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	1,515,000		1,813,370
02-01-18	6.125	720,000		848,884
SABMiller PLC
Senior Unsecured
01-15-14	5.700	2,195,000	(c,d)	2,461,940
07-15-18	6.500	490,000	(c,d)	589,758

Total				8,503,511

Gaming (—%)
MGM Resorts International
Senior Secured
11-15-17	11.125	210,000		239,138

Gas Distributors (—%)
Energy Transfer Equity LP
10-15-20	7.500	175,000		184,188

Gas Pipelines (1.5%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	1,760,000		1,803,898
04-01-13	7.875	680,000		783,020
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	3,964,000		4,671,256
El Paso Corp.
Senior Unsecured
09-15-20	6.500	195,000	(d)	198,413

	Coupon	Principal
Issuer	rate	amount		Value(a)
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	180,000		217,348
04-15-17	5.950	1,305,000		1,492,831
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	15,000		15,638
06-01-16	9.375	110,000	(d)	121,000
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	1,915,000	(d)	2,101,983
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	455,000		459,550
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	535,000		562,140
04-15-16	6.400	1,627,000		1,901,685

Total				14,328,762

Health Care (0.2%)
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	740,000		792,151
CHS/Community Health Systems, Inc.
07-15-15	8.875	75,000		79,688
HCA, Inc.
Senior Secured
09-15-20	7.250	575,000		615,250
LifePoint Hospitals, Inc.
10-01-20	6.625	45,000	(d)	45,900
Omnicare, Inc.
06-01-13	6.125	65,000		65,163
Select Medical Corp.
02-01-15	7.625	165,000		161,081

Total				1,759,233

Home Construction (—%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	305,000		305,381

Independent Energy (0.8%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	1,395,000		1,523,241
Chesapeake Energy Corp.
08-15-20	6.625	350,000		365,750
Continental Resources, Inc.
04-01-21	7.125	30,000	(d)	30,975
Denbury Resources, Inc.
04-01-13	7.500	110,000		111,925
03-01-16	9.750	220,000		246,950
EnCana Corp.
Senior Unsecured
11-01-11	6.300	2,290,000	(c)	2,416,204
EXCO Resources, Inc.
09-15-18	7.500	110,000		109,038
Forest Oil Corp.
02-15-14	8.500	490,000		535,325

	Coupon	Principal
Issuer	rate	amount		Value(a)
Petrohawk Energy Corp.
08-01-14	10.500	150,000		168,750
08-15-18	7.250	35,000	(d)	35,700
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	10,000		11,000
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	110,000		119,075
Quicksilver Resources, Inc.
08-01-15	8.250	274,000		289,755
Range Resources Corp.
05-15-19	8.000	580,000		633,650
Woodside Finance Ltd.
11-10-14	4.500	825,000	(c,d)	884,787

Total				7,482,125

Integrated Energy (0.1%)
Hess Corp.
Senior Unsecured
02-15-41	5.600	765,000		797,244
Petro-Canada
Senior Unsecured
07-15-13	4.000	120,000	(c)	127,193
TNK-BP Finance SA
03-13-18	7.875	200,000	(c,d)	225,000

Total				1,149,437

Lodging (—%)
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	35,000		36,513
02-01-18	5.750	58,000		58,184

Total				94,697

Media Cable (0.4%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	285,000		313,500
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	91,000	(d)	94,413
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	70,000	(d)	74,200
Comcast Corp.
07-01-39	6.550	715,000		809,401
CSC Holdings LLC
Senior Unsecured
02-15-18	7.875	60,000		65,475
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	1,455,000		1,469,163
DISH DBS Corp.
02-01-16	7.125	365,000		383,706
09-01-19	7.875	230,000		247,538
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	325,000	(c)	342,875

Total				3,800,271

	Coupon	Principal
Issuer	rate	amount		Value(a)
Media Non-Cable (0.8%)
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	190,000	(d)	195,225
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	215,000	(c,d)	216,075
Lamar Media Corp.
04-01-14	9.750	270,000		309,150
04-15-18	7.875	49,000		51,450
NBC Universal, Inc.
Senior Unsecured
04-01-41	5.950	625,000	(d,h)	642,882
Reed Elsevier Capital, Inc.
08-01-11	6.750	1,495,000		1,569,432
RR Donnelley & Sons Co.
Senior Unsecured
04-01-14	4.950	235,000		243,817
01-15-17	6.125	2,620,000		2,743,098
TCM Sub LLC
01-15-15	3.550	1,185,000	(d)	1,248,132

Total				7,219,261

Metals (0.3%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	1,530,000	(c)	1,966,517
Arch Coal, Inc.
10-01-20	7.250	10,000		10,550
Arch Western Finance LLC
07-01-13	6.750	139,000		140,564
Consol Energy, Inc.
04-01-17	8.000	95,000	(d)	102,838
04-01-20	8.250	303,000	(d)	330,270
Peabody Energy Corp.
09-15-20	6.500	155,000		166,819
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	253,000		263,753

Total				2,981,311

Non-Captive Diversified (0.3%)
Ally Financial, Inc.
03-15-20	8.000	387,000	(d)	422,798
CIT Group, Inc.
Senior Secured
05-01-16	7.000	425,000		418,625
Ford Motor Credit Co. LLC
Senior Unsecured
08-15-17	6.625	170,000		181,475
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	1,820,000		2,090,078

Total				3,112,976

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oil Field Services (0.1%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	196,000	(c,d)	185,459
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	350,000	(c,d)	372,750
Weatherford International Ltd.
09-15-40	6.750	445,000	(c)	460,304

Total				1,018,513

Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	140,000		146,300

Other Industry (—%)
Valmont Industries, Inc.
04-20-20	6.625	422,000		432,710

Packaging (0.1%)
Ball Corp.
03-15-18	6.625	50,000		52,625
09-01-19	7.375	60,000		65,250
09-15-20	6.750	153,000		162,563
Crown Americas LLC/Capital Corp.
11-15-15	7.750	200,000		208,250
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	160,000		172,800
Greif, Inc.
Senior Unsecured
02-01-17	6.750	125,000		128,906
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	175,000	(d)	179,375

Total				969,769

Paper (0.1%)
Cascades, Inc.
12-15-17	7.750	325,000	(c)	338,812
Georgia-Pacific LLC
01-15-15	7.000	100,000	(d)	104,000
01-15-17	7.125	210,000	(d)	222,338
Graphic Packaging International, Inc.
06-15-17	9.500	95,000		101,175
10-01-18	7.875	21,000		21,525

Total				787,850

Pharmaceuticals (0.1%)
Valeant Pharmaceuticals International
10-01-20	7.000	395,000	(d)	403,887
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	40,000	(d)	40,800
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	85,000	(c,d)	87,338

Total				532,025

Railroads (0.1%)
CSX Corp.
Senior Unsecured
03-15-12	6.300	760,000		814,783

	Coupon	Principal
Issuer	rate	amount		Value(a)
Restaurants (—%)
Yum! Brands, Inc.
Senior Unsecured
11-15-37	6.875	135,000		161,419

Retailers (0.2%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	650,000		745,930
Home Depot, Inc.
Senior Notes
09-15-40	5.400	435,000		434,458
QVC, Inc.
Senior Secured
04-15-17	7.125	207,000	(d)	213,210
10-15-20	7.375	207,000	(d)	213,210
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	203,000	(d)	209,090

Total				1,815,898

Technology (0.1%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	160,000	(d)	162,000
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	334,000	(d)	345,690
01-15-20	6.875	43,000	(d)	44,935

Total				552,625

Textile (—%)
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	70,000		73,763

Transportation Services (0.2%)
ERAC USA Finance LLC
10-15-37	7.000	1,730,000	(d)	1,993,045
The Hertz Corp.
10-15-18	7.500	85,000	(d)	84,681

Total				2,077,726

Wireless (0.4%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	625,000	(d)	690,625
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	191,000		202,699
MetroPCS Wireless, Inc.
09-01-18	7.875	70,000		71,750
Nextel Communications, Inc.
08-01-15	7.375	240,000		241,200
SBA Telecommunications, Inc.
08-15-16	8.000	150,000		161,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
08-15-19	8.250	210,000		231,000
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	295,000		320,075
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	1,405,000		1,474,986

Total				3,393,585

Wirelines (2.0%)
AT&T, Inc.
Senior Unsecured
03-15-11	6.250	3,240,000		3,321,909
02-15-39	6.550	1,905,000		2,215,465
Embarq Corp.
Senior Unsecured
06-01-36	7.995	1,470,000		1,562,947
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	51,000		55,080
04-15-17	8.250	128,000		140,000
04-15-20	8.500	105,000		115,894
Qwest Communications International, Inc.
04-01-18	7.125	240,000	(d)	252,000
Telecom Italia Capital SA
07-18-36	7.200	1,005,000	(c)	1,080,667
Telefonica Emisiones SAU
01-15-15	4.949	1,645,000	(c)	1,799,929
TELUS Corp.
Senior Unsecured
06-01-11	8.000	1,603,500	(c)	1,679,083
tw telecom holdings, inc.
03-01-18	8.000	141,000		147,698
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	2,585,000		2,788,259
04-01-32	7.375	1,795,000		2,118,032
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	475,000		499,056
Windstream Corp.
08-01-16	8.625	125,000		132,188
11-01-17	7.875	545,000		568,163

Total				18,476,370

Total Bonds (Cost: $356,353,542)				$371,484,731

FDIC-Insured Debt (0.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
JPMorgan Chase & Co.
FDIC Government Guaranty
02-23-11	1.650%	$1,155,000	(g)	$1,161,256

Total FDIC-Insured Debt (Cost: $1,154,550)				$1,161,256

Senior Loans (0.2%)(i)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Consumer Products (—%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000%	$210,000		$210,876

Food and Beverage (0.1%)
U.S. Foodservice
Term Loan
07-03-14	2.760	701,385		634,360

Media Non-Cable (0.1%)
Nielsen Finance LLC
Tranche C Term Loan
05-01-16	4.008	659,593		636,923

Wirelines (—%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	675,372	(b,o)	435,459

Total Senior Loans (Cost: $1,858,827)				$1,917,618

Money Market Fund (1.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	10,085,071	(t)	$10,085,071

Total Money Market Fund (Cost: $10,085,071)			$10,085,071

Investments of Cash Collateral Received for Securities on Loan (8.5%)

		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)
Certificates of Deposit (4.5%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307%	$1,998,943	$1,998,943
Barclays Bank PLC
10-29-10	0.340	2,000,000	2,000,000
BNP Paribas
10-15-10	0.327	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.345	1,998,257	1,998,257
Credit Agricole
10-12-10	0.327	5,000,000	5,000,000
DZ Bank AG
10-18-10	0.480	2,000,000	2,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
KBC Bank NV
10-13-10	0.425	2,998,938	2,998,938
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
Rabobank Group
11-03-10	0.318	5,000,000	5,000,000

		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	998,978	998,978
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	1,998,232	1,998,232
Union Bank of Switzerland
10-18-10	0.455	1,000,000	1,000,000
United Overseas Bank Ltd.
10-12-10	0.280	2,000,000	2,000,000
Westpac Banking Corp.
11-04-10	0.298	5,000,000	5,000,000

Total			41,992,180

Commercial Paper (0.2%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	1,997,422	1,997,422

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,500,000	1,500,000

Total			3,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.4%)(s)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $4,905,699	0.280%	$4,905,661	$4,905,661
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $20,000,211	0.380	20,000,000	20,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $7,002,538	0.450	7,000,000	7,000,000

Total			31,905,661

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $79,395,263)			$79,395,263

Total Investments in Securities
(Cost: $942,868,766)			$1,074,168,647

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	44	$5,883,625	Dec. 2010	$29,401
U.S. Treasury Note, 2-year	(62)	(13,608,032)	Jan. 2011	(21,406)
U.S. Treasury Note, 5-year	(195)	(23,569,102)	Jan. 2011	(165,160)
U.S. Treasury Note, 10-year	(200)	(25,209,376)	Dec. 2010	(360,067)
U.S. Treasury Ultra Bond, 30-year	(32)	(4,521,000)	Dec. 2010	42,452

Total				$(474,780)

Notes to Portfolio of Investments
ADR — American Depositary Receipt
BRL — Brazilian Real
CMO — Collateralized Mortgage Obligation
IDR — Indonesian Rupiah
I.O. — Interest Only
MXN — Mexican Peso

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.78% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $59,404,456 or 6.37% of net assets.

(e)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $65,314,862.

(i)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(j)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(k)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $808,088, representing 0.09% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 2015	12-08-95 thru 08-12-96	$798,186

(m)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(n)	At Sept. 30, 2010, investments in securities included securities valued at $834,225 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(o)	This position is in bankruptcy.

(p)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM	— Assured Guaranty Municipal Corporation
AMBAC	— Ambac Assurance Corporation
FGIC	— Financial Guaranty Insurance Company
NPFGC	— National Public Finance Guarantee Corporation

(q)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(r)	At Sept. 30, 2010, security was partially or fully on loan.

(s)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,152,650
Freddie Mac Gold Pool	515,903
Freddie Mac Non Gold Pool	529,821
Ginnie Mae I Pool	533,826
Ginnie Mae II Pool	271,574

Total market value of collateral securities	$5,003,774

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$39,669
Fannie Mae Interest Strip	97,737
Fannie Mae Pool	2,863,980
Fannie Mae Principal Strip	107,826
Fannie Mae REMICS	3,705,010
Fannie Mae Whole Loan	92,219
FHLMC Multifamily Structured Pass Through Certificates	33,110
FHLMC Structured Pass Through Securities	179,677
Freddie Mac Non Gold Pool	1,318,165
Freddie Mac Reference REMIC	16,468
Freddie Mac REMICS	914,772
Freddie Mac Strips	163,512
Ginnie Mae I Pool	512,790
Ginnie Mae II Pool	1,966,694
Government National Mortgage Association	2,077,038
United States Treasury Inflation Indexed Bonds	143,365
United States Treasury Note/Bond	5,274,732
United States Treasury Strip Coupon	718,043
United States Treasury Strip Principal	142,389
Cash Collateral In Lieu Of Securities	32,161

Total market value of collateral securities	$20,399,357

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$81,831
Grampian Funding Ltd/LLC	816,586
Intesa Funding LLC	750,070
Landesbank Hsn-Thurny	57,560
Nationwide Building Soc	1,767,500
Panasonic Finance AMC Inc	593,563
Royal Bank Of Scotland	734,512
Scaldis & Scaldis Jo	2,240,145
Unicredit Delaware	308,233

Total market value of collateral securities	$7,350,000

(t)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(u)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
10-01-40 5.000%	$1,500,000	10-13-10	$1,579,453	$1,578,750

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$610,124,708	$—	$—	$610,124,708

Total Equity Securities	610,124,708	—	—	610,124,708

Bonds
Foreign Government Obligations & Agencies	—	8,701,758	—	8,701,758
U.S. Government Obligations & Agencies	29,249,263	8,306,053	—	37,555,316
Asset-Backed Securities	—	29,682,397	1,131,980	30,814,377
Commercial Mortgage-Backed Securities	—	40,461,510	—	40,461,510
Residential Mortgage-Backed Securities	—	117,603,782	—	117,603,782
Corporate Debt Securities	—	135,539,900	808,088	136,347,988

Total Bonds	29,249,263	340,295,400	1,940,068	371,484,731

Other
FDIC-Insured Debt Securities	—	1,161,256	—	1,161,256
Senior Loans	—	1,917,618	—	1,917,618
Affiliated Money Market Fund(c)	10,085,071	—	—	10,085,071
Investments of Cash Collateral Received for Securities on Loan	—	79,395,263	—	79,395,263

Total Other	10,085,071	82,474,137	—	92,559,208

Investments in Securities	649,459,042	422,769,537	1,940,068	1,074,168,647
Derivatives(d)
Assets
Futures Contracts	71,853	—	—	71,853
Liabilities
Futures Contracts	(546,633)	—	—	(546,633)

Total	$648,984,262	$422,769,537	$1,940,068	$1,073,693,867

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $1,031,305. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Corporate
	Asset-Backed	Debt
	Securities	Securities	Total

Balance as of Dec. 31, 2009	$370,246	$962,236	$1,332,482
Accrued discounts/premiums	(89,728)	1,706	(88,022)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	54,770	(36,606)	18,164
Sales	(13,383)	(119,248)	(132,631)
Purchases	1,029,936	—	1,029,936
Transfers into Level 3	—	—	—
Transfers out of Level 3	(219,861)	—	(219,861)

Balance as of Sept. 30, 2010	$1,131,980	$808,088	$1,940,068

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $(13,396), which is comprised of Asset-Backed Securities of $23,210 and Corporate Debt Securities of $(36,606).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Cash Management Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (27.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Federal Home Loan Bank Discount Notes
10-13-10	0.150%	$1,400,000	$1,399,925
Federal Home Loan Mortgage Corp. Discount Notes
10-13-10	0.230	3,000,000	2,999,750
10-20-10	0.190	8,743,000	8,742,077
10-25-10	0.100	10,000,000	9,999,333
U.S. Treasury Bills
10-28-10	0.120	25,000,000	24,997,713
11-04-10	0.120	35,000,000	34,996,033
11-12-10	0.150	33,300,000	33,294,134
11-18-10	0.150	49,300,000	49,290,321
11-26-10	0.140	71,000,000	70,984,538
12-09-10	0.130	6,700,000	6,698,266

Total U.S. Government Agencies (Cost: $243,402,090)			$243,402,090

U.S. Government-Insured Debt (18.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Straight-A Funding LLC
U.S. Treasury Government Guaranty(f)
10-04-10	0.270%	$3,000,000	(e)	$2,999,910
10-06-10	0.200	5,000,000	(e)	4,999,833
10-12-10	0.330	17,300,000	(e)	17,298,150
10-19-10	0.250	10,000,000	(e)	9,998,700
10-21-10	0.250	5,000,000		4,999,278
10-22-10	0.240	11,000,000	(e)	10,998,396
10-25-10	0.230	10,000,000	(e)	9,998,400
11-09-10	0.220	10,000,000	(e)	9,997,617
11-10-10	0.260	10,000,000	(e)	9,997,111
11-16-10	0.250	15,000,000	(e)	14,995,208
11-17-10	0.250	15,000,000	(e)	14,995,104
11-19-10	0.230	9,800,000	(e)	9,796,932
11-23-10	0.220	9,300,000	(e)	9,296,988
12-08-10	0.250	17,000,000	(e)	16,991,973
12-14-10	0.250	14,800,000	(e)	14,792,394

Total U.S. Government-Insured Debt (Cost: $162,155,994)				$162,155,994

Certificates of Deposit (8.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Bank of Montreal Chicago Branch
10-21-10	0.230%	$20,000,000		$20,000,000
10-21-10	0.240	5,000,000		5,000,000
10-26-10	0.230	8,200,000		8,200,000
Royal Bank of Canada New York Branch
10-01-10	0.260	12,000,000	(b)	12,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Royal Bank of Scotland PLC Stamford
10-04-10	0.310	10,000,000	10,000,000
10-08-10	0.300	9,600,000	9,600,000
10-14-10	0.290	8,000,000	8,000,000
11-16-10	0.260	6,000,000	6,000,000

Total Certificates of Deposit (Cost: $78,800,000)			$78,800,000

Commercial Paper (43.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Asset-Backed (24.8%)
Amsterdam Funding Corp.
10-19-10	0.270%	$10,000,000		$9,998,600
Argento Variable Funding Co. LLC
10-01-10	0.290	14,000,000		13,999,999
11-01-10	0.290	7,100,000		7,098,166
Bryant Park Funding LLC
10-22-10	0.230	5,000,000	(e)	4,999,300
Fairway Finance Co. LLC
11-01-10	0.250	10,000,000		9,997,847
11-03-10	0.250	9,000,000		8,997,938
FCAR Owner Trust Series I
10-04-10	0.190	4,000,000		3,999,917
10-05-10	0.240	5,000,000		4,999,833
11-02-10	0.340	15,000,000		14,995,332
11-03-10	0.270	10,000,000		9,997,525
Grampian Funding LLC
10-26-10	0.300	10,000,000		9,997,847
Jupiter Securitization Co. LLC
10-13-10	0.250	10,000,000	(e)	9,999,100
Old Line Funding LLC
10-14-10	0.240	10,000,000		9,999,061
Regency Markets No. 1 LLC
10-12-10	0.230	14,000,000	(e)	13,998,931
10-15-10	0.240	10,000,000	(e)	9,999,028
11-10-10	0.270	9,000,000	(e)	8,997,300
Salisbury Receivables Co. LLC
10-13-10	0.220	10,000,000	(e)	9,999,200
10-14-10	0.240	8,000,000	(e)	7,999,278
10-20-10	0.230	8,600,000	(e)	8,598,911
11-03-10	0.250	5,000,000	(e)	4,998,854
Thunder Bay Funding LLC
10-07-10	0.230	12,000,000		11,999,480
10-27-10	0.220	9,700,000	(e)	9,698,389
Windmill Funding
10-05-10	0.190	9,000,000		8,999,760
12-06-10	0.260	8,000,000		7,996,187

Total				222,365,783

Banking (9.5%)
Bank of Nova Scotia
10-29-10	0.210	12,000,000		11,998,040
BNP Paribas Finance, Inc.
10-06-10	0.210	10,000,000		9,999,653
10-25-10	0.240	9,000,000		8,998,500

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Citigroup Funding, Inc.
10-07-10	0.200	20,000,000		19,999,232
10-18-10	0.220	4,000,000		3,999,566
11-02-10	0.230	10,000,000		9,997,956
HSBC Bank USA, Inc.
10-08-10	0.230	15,000,000		14,999,242
10-20-10	0.210	5,000,000		4,999,419

Total				84,991,608

Life Insurance (6.4%)
MetLife Short Term Funding LLC
10-05-10	0.200	10,000,000		9,999,722
11-05-10	0.240	19,000,000		18,995,567
11-08-10	0.240	5,000,000		4,998,733
New York Life Capital Corp.
10-22-10	0.240	18,200,000	(e)	18,197,346
10-25-10	0.200	5,000,000		4,999,300

Total				57,190,668

Non-Captive Diversified (2.9%)
General Electric Capital Services, Inc.
10-15-10	0.230	10,000,000		9,999,067
10-18-10	0.240	16,200,000		16,198,087

Total				26,197,154

Total Commercial Paper (Cost: $390,745,213)				$390,745,213

Repurchase Agreements (0.2%)

	Effective	Principal
Issuer	Yield	Amount		Value(a)
Brokerage
Barclays Bank PLC dated 09-30-10, matures 10-01-10, repurchase price $2,200,012 (collateralized by: U.S. Treasury Bond total market value $2,200,069)	3.250%	$2,2000,000		$2,200,000

Total Repurchase Agreements (Cost: $2,200,000)				$2,200,000

Bonds (1.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A1 (AGM)
10-11-11	0.311%	$10,000,000	(c)	$10,000,000
Santander Drive Auto Receivables Trust
Series 2010-A Class A1
07-15-11	0.526	6,696,126	(d)	6,696,126

Total Bonds (Cost: $16,696,126)				$16,696,126

Total Investments in Securities (Cost: $893,999,423)(g)				$893,999,423

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:

AGM — Assured Guaranty Municipal Corporation

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $6,696,126 or 0.75% of net assets.

(e)	Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $264,642,353 or 29.56% of net assets.

(f)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(g)	Also represents the cost of securities for federal income tax purposes at Sept. 30, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Short-Term Securities
U.S. Government Agencies	$—	$243,402,090	$—	$243,402,090
U.S. Government-Insured Debt	—	162,155,994	—	162,155,994
Certificates of Deposit	—	78,800,000	—	78,800,000
Commercial Paper	—	390,745,213	—	390,745,213
Repurchase Agreements		2,200,000		2,200,000

Total Short-Term Securities	—	877,303,297	—	877,303,297

Bonds
Asset-Backed Securities	—	16,696,126	—	16,696,126

Total Bonds	—	—	—	—

Total	$—	$893,999,423	$—	$893,999,423

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
RiverSource VP — Core Equity Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.3%)
General Dynamics Corp.	12,988		$815,776
Lockheed Martin Corp.	11,382		811,309
Raytheon Co.	56,370		2,576,673
United Technologies Corp.	22,710		1,617,633

Total			5,821,391

Air Freight & Logistics (0.4%)
United Parcel Service, Inc., Class B	10,800		720,252

Automobiles (1.8%)
Ford Motor Co.	259,837	(b,e)	3,180,405

Beverages (0.8%)
The Coca-Cola Co.	25,281		1,479,444

Biotechnology (1.1%)
Amgen, Inc.	33,537	(b)	1,848,224
Cephalon, Inc.	2,256	(b,e)	140,865

Total			1,989,089

Capital Markets (2.5%)
Franklin Resources, Inc.	27,500	(e)	2,939,750
SEI Investments Co.	8,200		166,788
The Goldman Sachs Group, Inc.	8,900		1,286,762

Total			4,393,300

Chemicals (2.2%)
Ashland, Inc.	6,100	(e)	297,497
Eastman Chemical Co.	3,576		264,624
Lubrizol Corp.	31,700		3,359,249

Total			3,921,370

Commercial Banks (1.2%)
PNC Financial Services Group, Inc.	41,676		2,163,401

Commercial Services & Supplies (1.5%)
Pitney Bowes, Inc.	7,708	(e)	164,797
RR Donnelley & Sons Co.	140,383	(e)	2,380,896

Total			2,545,693

Computers & Peripherals (4.2%)
Apple, Inc.	25,468	(b)	7,226,545
Lexmark International, Inc., Class A	3,500	(b)	156,170

Total			7,382,715

Issuer	Shares		Value(a)
Consumer Finance (2.6%)
Capital One Financial Corp.	23,262		920,012
Discover Financial Services	185,997		3,102,430
SLM Corp.	40,900	(b)	472,395

Total			4,494,837

Diversified Financial Services (3.5%)
Citigroup, Inc.	395,752	(b)	1,543,433
JPMorgan Chase & Co.	123,200		4,690,224

Total			6,233,657

Diversified Telecommunication Services (3.5%)
AT&T, Inc.	93,249		2,666,921
Qwest Communications International, Inc.	57,100		358,017
Verizon Communications, Inc.	96,456		3,143,501

Total			6,168,439

Electric Utilities (2.0%)
Exelon Corp.	75,275	(e)	3,205,210
FirstEnergy Corp.	7,610	(e)	293,289

Total			3,498,499

Electrical Equipment (0.8%)
Emerson Electric Co.	25,145		1,324,136

Electronic Equipment, Instruments & Components (1.5%)
Dolby Laboratories, Inc., Class A	42,000	(b,e)	2,386,020
Tyco Electronics Ltd.	8,824	(c)	257,837

Total			2,643,857

Energy Equipment & Services (1.5%)
National Oilwell Varco, Inc.	60,783	(e)	2,703,020

Food & Staples Retailing (2.6%)
Wal-Mart Stores, Inc.	85,301		4,565,310

Food Products (1.3%)
The Hershey Co.	46,500		2,212,935

Health Care Equipment & Supplies (—%)
Becton Dickinson and Co.	121		8,966

Health Care Providers & Services (2.1%)
Aetna, Inc.	1,161		36,699
Humana, Inc.	5,609	(b)	281,796
UnitedHealth Group, Inc.	97,482		3,422,593

Total			3,741,088

Household Products (0.7%)
The Procter & Gamble Co.	21,600		1,295,352

Industrial Conglomerates (3.3%)
3M Co.	16,110		1,396,898
General Electric Co.	272,219		4,423,559

Total			5,820,457

Issuer	Shares		Value(a)
Insurance (4.1%)
Aflac, Inc.	60,244		3,115,217
Berkshire Hathaway, Inc., Class B	11,400	(b,e)	942,552
Hartford Financial Services Group, Inc.	39,911		915,957
Reinsurance Group of America, Inc.	22,400	(e)	1,081,696
The Allstate Corp.	37,483		1,182,589

Total			7,238,011

Internet Software & Services (0.4%)
Google, Inc., Class A	1,300	(b)	683,527

IT Services (4.5%)
IBM Corp.	41,200		5,526,568
Teradata Corp.	59,700	(b)	2,302,032

Total			7,828,600

Leisure Equipment & Products (0.1%)
Mattel, Inc.	7,957		186,671

Machinery (0.1%)
Illinois Tool Works, Inc.	1,950	(e)	91,689

Media (2.9%)
DIRECTV, Class A	45,000	(b,e)	1,873,350
Time Warner Cable, Inc.	2,400		129,576
Time Warner, Inc.	100,700		3,086,455

Total			5,089,381

Metals & Mining (1.7%)
Freeport-McMoRan Copper & Gold, Inc.	19,089		1,630,010
Newmont Mining Corp.	21,000	(e)	1,319,010

Total			2,949,020

Multiline Retail (0.8%)
Family Dollar Stores, Inc.	4,809		212,365
Target Corp.	22,400		1,197,056

Total			1,409,421

Multi-Utilities (1.5%)
Public Service Enterprise Group, Inc.	80,900		2,676,172

Oil, Gas & Consumable Fuels (9.6%)
Apache Corp.	32,779		3,204,475
Chevron Corp.	75,406	(d)	6,111,656
ConocoPhillips	40,653		2,334,702
Devon Energy Corp.	18,300		1,184,742
Exxon Mobil Corp.	60,031		3,709,315
Hess Corp.	1,364		80,640
Marathon Oil Corp.	5,997		198,501

Total			16,824,031

Personal Products (2.0%)
Herbalife Ltd.	58,400	(c,e)	3,524,440

Pharmaceuticals (7.9%)
Abbott Laboratories	46,115		2,409,048
Eli Lilly & Co.	88,689		3,239,809
Johnson & Johnson	74,195		4,597,123

Issuer	Shares		Value(a)
Merck & Co., Inc.	33,366		1,228,202
Valeant Pharmaceuticals International, Inc.	96,169	(c,e)	2,409,023

Total			13,883,205

Professional Services (1.5%)
Dun & Bradstreet Corp.	35,700	(e)	2,646,798

Real Estate Investment Trusts (REITs) (1.4%)
Annaly Capital Management, Inc.	42,800	(e)	753,280
Apartment Investment & Management Co., Class A	500		10,690
Equity Residential	10,322		491,018
Simon Property Group, Inc.	12,471		1,156,560

Total			2,411,548

Semiconductors & Semiconductor Equipment (4.3%)
Intel Corp.	222,400		4,276,752
Texas Instruments, Inc.	121,900	(e)	3,308,366

Total			7,585,118

Software (3.3%)
Microsoft Corp.	234,134		5,733,942

Specialty Retail (4.2%)
Advance Auto Parts, Inc.	32,400		1,901,232
Aeropostale, Inc.	12,300	(b)	285,975
Limited Brands, Inc.	116,384	(e)	3,116,764
PetSmart, Inc.	48,100	(e)	1,683,500
Ross Stores, Inc.	8,100	(e)	442,422

Total			7,429,893

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,500		107,400

Tobacco (3.5%)
Altria Group, Inc.	64,659		1,553,109
Philip Morris International, Inc.	81,800		4,582,436

Total			6,135,545

Total Common Stocks (Cost: $162,316,641)			$172,742,025

Money Market Fund (1.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,965,436	(f)	$2,965,436

Total Money Market Fund (Cost: $2,965,436)			$2,965,436

Investments of Cash Collateral Received for Securities on Loan (13.8%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $5,238,249	0.280%	$5,238,208	$5,238,208

	Effective	Principal
Issuer	yield	amount	Value(a)
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $5,000,053	0.380	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,012	0.210	2,000,000	2,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $12,000,133	0.400	12,000,000	12,000,000

Total			24,238,208

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $24,238,208)			$24,238,208

Total Investments in Securities
(Cost: $189,520,285)			$199,945,669

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	7	$1,989,225	Dec. 2010	$12,901
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.52% of net assets.

(d)	At Sept. 30, 2010, investments in securities included securities valued at $355,810 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,366,362
Freddie Mac Gold Pool	550,875
Freddie Mac Non Gold Pool	565,737
Ginnie Mae I Pool	570,013
Ginnie Mae II Pool	289,985

Total market value of collateral securities	$5,342,972

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,917
Fannie Mae Interest Strip	24,434
Fannie Mae Pool	715,995
Fannie Mae Principal Strip	26,957
Fannie Mae REMICS	926,252
Fannie Mae Whole Loan	23,055
FHLMC Multifamily Structured Pass Through Certificates	8,278
FHLMC Structured Pass Through Securities	44,919
Freddie Mac Non Gold Pool	329,541
Freddie Mac Reference REMIC	4,117
Freddie Mac REMICS	228,693
Freddie Mac Strips	40,878
Ginnie Mae I Pool	128,198
Ginnie Mae II Pool	491,674
Government National Mortgage Association	519,260
United States Treasury Inflation Indexed Bonds	35,841
United States Treasury Note/Bond	1,318,682
United States Treasury Strip Coupon	179,511
United States Treasury Strip Principal	35,597
Cash Collateral In Lieu Of Securities	8,040

Total market value of collateral securities	$5,099,839

Citigroup Global Markets Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$11,278
Fannie Mae REMICS	699,424
Freddie Mac Reference REMIC	22,535
Freddie Mac REMICS	996,093
Government National Mortgage Association	310,670

Total market value of collateral securities	$2,040,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$11,101,191
Freddie Mac Gold Pool	594,813
Freddie Mac Non Gold Pool	543,996

Total market value of collateral securities	$12,240,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$172,742,025	$—	$—	$172,742,025

Total Equity Securities	172,742,025	—	—	172,742,025

Other
Affiliated Money Market Fund(c)	2,965,436	—	—	2,965,436
Investments of Cash Collateral Received for Securities on Loan	—	24,238,208	—	24,238,208

Total Other	2,965,436	24,238,208	—	27,203,644

Investments in Securities	175,707,461	24,238,208	—	199,945,669
Derivatives(d)
Assets
Futures Contracts	12,901	—	—	12,901

Total	$175,720,362	$24,238,208	$—	$199,958,570

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource VP — Diversified Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (110.2%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.3%)(c)
Pemex Project Funding Master Trust
03-01-18	5.750%	$2,425,000		$2,657,638
01-21-21	5.500	1,930,000	(d)	2,051,975
06-15-35	6.625	3,368,000	(e)	3,679,304
Petroleos de Venezuela SA
04-12-17	5.250	6,094,000		3,534,520

Total				11,923,437

Sovereign (1.0%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	2,881,000		2,716,057
10-03-15	7.000	1,860,000		1,653,540
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	4,660,000	(j)	556,870
El Salvador Government International Bond
06-15-35	7.650	1,800,000	(d)	1,957,500
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	2,109,000	(d,e)	2,551,890
10-12-35	8.500	1,338,000	(d)	1,950,135
01-17-38	7.750	1,150,000	(d,e)	1,572,625
Philippine Government International Bond
Senior Unsecured
01-15-16	8.000	575,000	(e)	727,375
01-14-31	7.750	2,732,000		3,633,560
Russian Foreign Bond — Eurobond
03-31-30	7.500	2,139,945	(d)	2,563,526
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-20	5.000	2,600,000	(d)	2,704,000
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	590,000		696,200
04-03-18	6.750	1,857,000		2,163,405
11-07-19	7.500	900,000		1,104,750
03-17-36	6.875	4,585,000		5,330,062
Uruguay Government International Bond
05-17-17	9.250	876,000	(e)	1,156,320
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	2,184,000	(e)	2,817,360
Venezuela Government International Bond
02-26-16	5.750	2,181,000	(d,e)	1,513,178

	Coupon	Principal
Issuer	rate	amount		Value(a)
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	944,000		792,960
05-07-23	9.000	2,200,000	(d,e)	1,490,500

Total				39,651,813

Treasury (1.4%)(c)
Brazil Notas do Tesouro Nacional (BRL)
01-01-13	10.000	2,700,000		15,778,665
Indonesia Treasury Bond
(IDR) Senior Unsecured
07-15-22	10.250	32,545,000,000		4,302,624
Mexican Bonos (MXN)
12-17-15	8.000	403,300,000		35,275,107

Total				55,356,396

U.S. Government Obligations & Agencies (4.9%)
Federal Home Loan Mortgage Corp.
11-18-11	1.000	30,000,000	(e)	30,021,300
09-28-12	1.250	8,975,000		8,990,320
Federal National Mortgage Association
10-29-12	1.875	5,500,000		5,506,733
09-17-13	1.125	14,550,000		14,571,025
U.S. Treasury
08-31-12	0.375	2,785,000		2,782,934
08-31-15	1.250	3,660,000	(e)	3,658,858
07-31-17	2.375	55,030,000	(e)	56,818,474
08-15-20	2.625	55,260,000	(e)	55,778,063
05-15-40	4.375	9,047,000	(e)	10,160,957

Total				188,288,664

Asset-Backed (15.9%)
Access Group, Inc.
Series 2005-1 Class A1
06-22-18	0.370	11,344,769	(k)	11,327,212
AmeriCredit Automobile Receivables Trust
Series 2007-AX Class A4 (XLCA)
10-06-13	0.297	3,729,899	(k,m)	3,718,367
AmeriCredit Automobile Receivables Trust
Series 2007-CM Class A3B (NPFGC)
05-07-12	0.288	429,190	(k,m)	429,188
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class A3
03-17-14	1.660	9,750,000		9,881,036
Avis Budget Rental Car Funding AESOP LLC
Series 2010-2A Class A
08-20-14	3.630	6,800,000	(d)	7,076,376
BA Credit Card Trust
Series 2008-A1 Class A1
04-15-13	0.836	14,401,000	(k)	14,408,915
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.364	27,551,724	(d,k)	27,344,358
Banc of America Funding Corp.
CMO Series 2010-R3 Class 6A1
09-26-36	0.440	6,290,906	(d,k)	6,033,608
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.306	5,002,529	(k)	4,837,800

	Coupon	Principal
Issuer	rate	amount		Value(a)
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.356	2,601,566	(k)	2,539,231
Carrington Mortgage Loan Trust
Series 2007-FRE1 Class A1
02-25-37	0.376	16,899,252	(k)	15,757,251
Centre Point Funding LLC
Series 2010-1A Class 1
07-20-16	5.430	2,606,470	(d)	2,755,982
Chrysler Financial Lease Trust
Series 2010-A Class C
09-16-13	4.490	23,850,000	(d)	23,873,480
CIT Equipment Collateral
Series 2009-VT1 Class A2
06-15-11	2.200	1,488,810	(d)	1,489,511
Citibank Credit Card Issuance Trust
Series 2008-C6 Class C6
06-20-14	6.300	14,495,000		15,420,923
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	37,625,738	(d)	37,794,947
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-2 Class 1A1
05-25-37	0.356	6,927,543	(d,k)	6,853,928
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2A
03-25-37	0.366	12,464,167	(k)	12,198,930
Countrywide Asset-Backed Certificates
Series 2005-1 Class MV1
07-25-35	0.656	4,986,191	(k)	4,971,187
Countrywide Asset-Backed Certificates
Series 2006-4 Class 1A1M
07-25-36	0.516	934,840	(k)	600,211
CPS Auto Trust
Series 2007-C Class A3 (AGM)
05-15-12	5.430	1,082,374	(d,m)	1,086,476
Crown Castle Towers LLC
Senior Secured
01-15-15	4.523	16,900,000	(d)	17,809,541
Deutsche Mortgage Securities, Inc.
CMO Series 2009-RS2 Class 4A1
04-26-37	0.390	8,126,745	(d,k)	7,959,182
DT Auto Owner Trust
Series 2009-1 Class A1
10-15-15	2.980	15,128,943	(d)	15,227,134
DT Auto Owner Trust
Series 2010-1A Class A2
12-17-12	4.500	12,350,000	(d)	12,349,233
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	7,000,000	(d,m)	7,041,720
Ford Credit Floorplan Master Owner Trust
Series 2006-4 Class A
06-15-13	0.563	5,550,000	(k)	5,520,320
Ford Credit Floorplan Master Owner Trust
Series 2010-1 Class A
12-15-14	1.906	9,650,000	(d,k)	9,851,050

	Coupon	Principal
Issuer	rate	amount		Value(a)
GTP Towers Issuer LLC
02-15-15	4.436	5,350,000	(d)	5,763,192
Hertz Vehicle Financing LLC
Series 2005-1A Class A4 (NPFGC)
11-25-11	0.506	11,836,667	(d,k,m)	11,823,759
Hertz Vehicle Financing LLC
Series 2005-2A Class A5 (AMBAC)
11-25-11	0.506	4,066,667	(d,k,m)	4,062,232
Hertz Vehicle Financing LLC
Series 2005-2A Class A6 (AMBAC)
11-25-11	5.080	12,695,000	(d,m)	12,747,599
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	13,350,000	(d)	13,872,092
Hertz Vehicle Financing LLC
Series 2009-2A Class A2
03-25-16	5.290	6,500,000	(d)	7,026,634
Hertz Vehicle Financing LLC
Series 2010-1A Class A1
02-25-15	2.600	5,600,000	(d)	5,665,222
HSI Asset Securitization Corp. Trust
Series 2006-HE2 Class 2A1
12-25-36	0.306	2,699,536	(k)	2,658,208
HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A1
05-25-37	0.316	3,680,538	(k)	3,591,675
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.422	7,304,623	(d,k)	6,939,392
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH2 Class AV2
09-25-29	0.326	3,927,675	(k)	3,761,742
JP Morgan Reremic
CMO Series 2009-5 Class 4AI
04-26-37	0.382	6,342,618	(d,k)	6,123,959
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2 Class A2A
05-25-37	0.366	1,955,267	(k)	1,952,539
Morgan Stanley ABS Capital I
Series 2006-HE7 Class A2B
09-25-36	0.356	5,806,384	(k)	5,245,069
Morgan Stanley Resecuritization Trust
Series 2010-F Class A
06-17-13	0.507	12,100,000	(d,k)	12,000,134
National Collegiate Student Loan Trust
CMO I.O. Series 2006-2 Class AIO
08-25-11	8.192	7,000,000	(i)	307,230
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	1.050	12,400,000	(i)	929,805
National Collegiate Student Loan Trust
CMO I.O. Series 2006-4 Class AIO
02-27-12	4.448	11,633,000	(i)	921,086
Navistar Financial Corp. Owner Trust
Series 2010-A Class A2
10-18-12	1.470	12,720,000	(d)	12,753,616
Northstar Education Finance, Inc.
Series 2004-1 Class A3
04-28-17	0.658	7,560,000	(k)	7,554,146

	Coupon	Principal
Issuer	rate	amount		Value(a)
Novastar Home Equity Loan
Series 2007-1 Class A2A2
03-25-37	4.566	3,407,194	(k)	3,392,611
Option One Mortgage Loan Trust
Series 2007-HL1 Class 2A1 (XLCA)
02-25-38	0.376	2,700,624	(k,m)	2,634,926
RAAC Series
Series 2007-SP1 Class A1
03-25-37	0.406	4,710,645	(k)	4,623,752
RAAC Series
Series 2007-SP1 Class A2
03-25-37	0.606	13,975,000	(k)	10,850,931
RBSSP Resecuritization Trust
07-26-47	0.386	6,340,000	(d,g)	5,959,600
RBSSP Resecuritization Trust
CMO Series 2009-9 Class 10A1
10-26-36	0.364	1,038,333	(d,k)	1,036,100
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	1,512,304		1,431,477
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF3
05-25-36	5.608	336,037		285,874
Renaissance Home Equity Loan Trust
Series 2006-2 Class AF3
08-25-36	5.797	150,000		92,309
Renaissance Home Equity Loan Trust
Series 2007-2 Class AF3
06-25-37	5.744	175,000	(n)	89,523
Residential Asset Mortgage Products, Inc.
Series 2005-RS1 Class AI4
01-25-35	4.630	7,269,887		6,833,904
Residential Asset Securities Corp.
Series 2004-KS9 Class AI4 (FGIC)
02-25-32	4.610	2,585,877	(m)	2,349,973
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.306	14,039,707	(k,m)	13,949,584
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2
08-15-13	0.950	13,650,000		13,661,940
Santander Drive Auto Receivables Trust
Series 2010-A Class A1
07-15-11	0.526	19,073,812	(d)	19,071,727
SBA Tower Trust
04-15-40	4.254	19,420,000	(d)	20,669,339
Sierra Receivables Funding Co.
Series 2010-1A Class A1
07-20-26	4.480	3,377,484	(d)	3,468,248
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	4,804,503	(d)	4,854,688
SLM Student Loan Trust
Series 2006-A Class A2
12-15-20	0.372	2,427,526	(k)	2,404,777
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.342	9,714,736	(k)	9,573,691

	Coupon	Principal
Issuer	rate	amount		Value(a)
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A2
10-25-36	0.366	2,689,365	(k)	2,613,839
Soundview Home Equity Loan Trust
Series 2006-OPT3 Class 2A3
06-25-36	0.426	19,658,000	(k)	15,515,804
Soundview Home Equity Loan Trust
Series 2006-WF2 Class A2B
12-25-36	0.356	6,769,771	(k)	6,669,166
Structured Asset Securities Corp.
Series 2006-GEL2 Class A1
04-25-36	0.366	844,345	(d,k)	843,332
Triad Auto Receivables Owner Trust
Series 2006-B Class A4 (AGM)
11-12-12	5.520	8,646,620	(m)	8,737,192
Triad Auto Receivables Owner Trust
Series 2006-C Class A4 (AMBAC)
05-13-13	5.310	17,910,625	(m)	18,296,583
Triad Auto Receivables Owner Trust
Series 2007-A Class A4 (AGM)
02-12-14	0.316	26,032,206	(k,m)	25,653,706
Triad Auto Receivables Owner Trust
Series 2007-B Class A3A (AGM)
10-12-12	5.240	1,794,840	(m)	1,819,968

Total				619,240,992

Commercial Mortgage-Backed (11.1%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A3A
07-10-43	4.621	8,050,000		8,302,376
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class A4
07-10-43	4.668	10,284,000		10,800,455
Banc of America Commercial Mortgage, Inc.
Series 2005-6 Class A4
09-10-47	5.346	14,550,000		16,018,635
Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4
02-13-42	4.933	2,000,000	(k)	2,167,968
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18 Class A1
06-13-50	5.038	2,698,511		2,770,054
Bear Stearns Commercial Mortgage Securities
Series 2007-T28 Class A1
09-11-42	5.422	218,001		223,759
CDC Commercial Mortgage Trust
Series 2002-FX1 Class A2
11-15-30	5.676	14,082,547		14,471,075
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	3,991,000	(e)	4,315,021
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.396	1,975,000		2,127,287
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	10,750,000		11,024,907

	Coupon	Principal
Issuer	rate	amount		Value(a)
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.567	1,625,000	(d,k)	1,436,445
Commercial Mortgage Pass-Through Certificates
Series 2007-C9 Class A4
12-10-49	6.010	10,275,000		11,184,155
Credit Suisse First Boston Mortgage Securities Corp.
Series 2001-CP4 Class A4
12-15-35	6.180	10,057,384		10,254,284
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	11,155,000		11,783,370
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	989,112		1,001,802
Federal National Mortgage Association #735029
09-01-13	5.321	102,433		107,499
Federal National Mortgage Association #735390
03-01-16	4.875	1,500,785		1,568,935
Federal National Mortgage Association
CMO Series 2002-M2 Class C
08-25-12	4.717	69,163		72,988
FREMPF Mortgage Trust
CMO Series 2010-K6 Class B
12-26-46	5.357	5,300,000	(d)	4,602,002
GE Capital Commercial Mortgage Corp.
Series 2001-3 Class A2
06-10-38	6.070	9,784,000		10,177,291
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	3,900,000		4,163,041
GE Capital Commercial Mortgage Corp.
Series 2005-C3 Class A5
07-10-45	4.979	10,000,000		10,310,458
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	10,682,108	(d)	11,496,689
General Electric Capital Assurance Co.
Series 2003-1 Class A5
05-12-35	5.743	6,500,000	(d)	7,482,046
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	8,080,000		8,285,717
Greenwich Capital Commercial Funding Corp.
Series 2003-C2 Class A3
01-05-36	4.533	2,049,115		2,120,395
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	1,725,000		1,755,831
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11 Class A4
12-10-49	5.736	10,000,000		10,486,836
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	48,175,000	(e)	50,781,541
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A3
08-10-38	4.602	1,890,590		1,907,454

	Coupon	Principal
Issuer	rate	amount		Value(a)
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	5,575,000		5,994,635
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.107	8,650,000	(d,k)	7,487,875
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	6.002	5,700,000		759,924
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB6 Class A1
07-12-37	4.393	1,333,893		1,370,881
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	1,333,869		1,390,221
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	602,925		621,105
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	10,950,000		11,652,128
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C2 Class A2
05-15-41	5.279	1,109,232		1,160,777
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	1,612,763		1,612,454
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2 Class A1
07-15-41	4.475	6,927,713		7,102,834
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	6,000,000		6,171,180
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	9,274,700		9,777,046
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	10,020,000		10,748,364
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	6,900,830	(d)	7,459,358
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A2
12-05-27	5.633	5,750,000	(d)	6,544,902
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2010-CNTR Class A2
08-05-32	4.311	8,500,000	(d)	8,577,010
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	2,500,000		2,553,200
LB-UBS Commercial Mortgage Trust
Series 2004-C6 Class A6
08-15-29	5.020	4,000,000		4,302,986
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AAB
09-15-30	4.930	5,390,074		5,701,228

	Coupon	Principal
Issuer	rate	amount		Value(a)
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	6.055	7,200,000		7,956,246
Merrill Lynch Mortgage Trust
Series 2008-C1 Class A1
02-12-51	4.706	2,134,878		2,179,070
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	11,745,000		11,826,158
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.968	5,575,000		6,119,690
Morgan Stanley Reremic Trust
Series 2009-GG10 Class A4A
08-12-45	6.002	12,650,000	(d,k)	13,837,946
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-12-45	6.002	15,500,000	(d)	16,955,586
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A2
08-15-39	5.762	2,100,000	(k)	2,236,679
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4 Class A3
08-15-39	6.043	3,605,000		3,996,331
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16 Class A2
10-15-41	4.380	2,151,182		2,188,873
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	3,150,000		3,230,758
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A3
03-15-45	5.558	9,850,000		10,921,702
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	4,000,000		4,299,724
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	4,550,000		4,855,620
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
11-15-48	5.308	2,800,000		3,015,373

Total				427,808,180

Residential Mortgage-Backed (37.3%)(f,t)
American General Mortgage Loan Trust
CMO Series 2009-1 Class A7
09-25-48	5.750	26,705,000	(d)	26,697,175
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.539	8,944,164	(d,k)	8,698,967
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2005-8 Class A4
08-25-35	5.107	6,520,500	(d,k)	5,269,370
Bear Stearns Mortgage Funding Trust
CMO Series 2007-AR1 Class 2A4
02-25-37	0.491	7,616,223	(k)	924,808

	Coupon	Principal
Issuer	rate	amount		Value(a)
Castle Peak Loan Trust
CMO Series 2010-NPL1 Class A
12-25-50	7.750	9,818,150	(d)	9,818,150
Chaseflex Trust
CMO Series 2005-2 Class 2A2
06-25-35	6.500	231,896		211,079
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-4 Class 4A5
10-25-35	5.000	23,329,759	(d)	23,537,018
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	31.317	4,466,130	(i)	463,224
Countrywide Alternative Loan Trust
CMO Series 2003-11T1 Class A1
07-25-18	4.750	1,069,630		1,087,960
Countrywide Alternative Loan Trust
CMO Series 2005-14 Class 2A2
05-25-35	0.506	3,991,984	(k)	2,220,243
Countrywide Alternative Loan Trust
CMO Series 2005-42CB Class A9
10-25-35	0.506	1,294,924	(k)	1,276,353
Countrywide Alternative Loan Trust
CMO Series 2006-OA11 Class A3B1
09-25-46	0.436	52,779	(k)	50,333
Countrywide Alternative Loan Trust
CMO Series 2006-OC9 Class A1
12-25-46	0.331	605,906	(k)	600,880
Countrywide Alternative Loan Trust
CMO Series 2007-OH1 Class A1A
04-25-47	0.346	2,346,711	(k)	2,100,630
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.756	17,013,299	(k)	2,243,984
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	2,590,914	(d)	2,603,533
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 13A1
08-27-37	6.000	6,415,601	(d)	6,830,634
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	5,608,589	(d)	5,722,385
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-11R Class A1
06-28-47	1.260	26,699,387	(d,k)	26,799,510
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-12R Class 13A1
12-26-37	4.250	23,110,979	(d,k)	23,331,749
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-6R Class 1A2
02-27-37	5.500	4,650,000	(d)	4,844,026
Fadr LLC
Series 2009-2 Class A
01-28-40	2.510	6,611,571	(d,k)	6,467,976
Federal Home Loan Mortgage Corp.
10-01-40	4.500	24,500,000	(g)	25,476,178
10-01-40	5.000	39,500,000	(g)	41,487,324
10-01-40	5.500	21,000,000	(g)	22,273,125
10-01-40	6.000	13,300,000	(g)	14,258,012
11-01-40	4.500	15,000,000	(g)	15,753,516

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #1G3723
08-01-37	6.094	2,289,825	(k)	2,462,197
Federal Home Loan Mortgage Corp. #A27373
10-01-34	6.500	332,539		367,101
Federal Home Loan Mortgage Corp. #A87434
07-01-39	5.000	12,060,439	(g)	12,732,854
Federal Home Loan Mortgage Corp. #B11452
12-01-18	6.000	583,697		633,468
Federal Home Loan Mortgage Corp. #B11835
01-01-19	5.500	59,645		64,518
Federal Home Loan Mortgage Corp. #B12280
02-01-19	5.500	70,150		75,882
Federal Home Loan Mortgage Corp. #C00356
08-01-24	8.000	58,521		67,212
Federal Home Loan Mortgage Corp. #C14412
09-01-28	6.000	881,249		970,680
Federal Home Loan Mortgage Corp. #C46101
08-01-29	6.500	161,503		179,323
Federal Home Loan Mortgage Corp. #C53878
12-01-30	5.500	609,057		652,389
Federal Home Loan Mortgage Corp. #C59161
10-01-31	6.000	1,516,934		1,667,082
Federal Home Loan Mortgage Corp. #C79930
06-01-33	5.500	1,393,755		1,495,779
Federal Home Loan Mortgage Corp. #C80198
08-01-24	8.000	24,643		28,303
Federal Home Loan Mortgage Corp. #C80253
01-01-25	9.000	32,983		38,510
Federal Home Loan Mortgage Corp. #C90767
12-01-23	6.000	2,122,058		2,323,028
Federal Home Loan Mortgage Corp. #D95319
03-01-22	6.000	221,318		241,947
Federal Home Loan Mortgage Corp. #D96300
10-01-23	5.500	218,718		235,407
Federal Home Loan Mortgage Corp. #E01127
02-01-17	6.500	1,043,983		1,124,791
Federal Home Loan Mortgage Corp. #E01419
05-01-18	5.500	642,052		692,740
Federal Home Loan Mortgage Corp. #E98725
08-01-18	5.000	2,216,742		2,368,122
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	2,026,715		2,187,707
Federal Home Loan Mortgage Corp. #G01108
04-01-30	7.000	993,288		1,125,734
Federal Home Loan Mortgage Corp. #G01410
04-01-32	7.000	45,279		51,144
Federal Home Loan Mortgage Corp. #G01427
12-01-31	6.500	396,068		439,770
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	325,508		363,216
Federal Home Loan Mortgage Corp. #G03419
07-01-37	6.000	29,748,470	(e)	32,808,320
Federal Home Loan Mortgage Corp. #G30225
02-01-23	6.000	2,687,515	(e)	2,940,693
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	5,459,164		5,791,192
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2795 Class IY
07-15-17	96.355	39,009	(i)	729

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2817 Class SA
06-15-32	20.000	3,610,184	(i)	238,267
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2950 Class SM
03-15-35	2.332	8,580,740	(i)	1,176,015
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3155 Class PS
05-15-36	16.470	21,256,956	(i)	3,983,749
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3430 Class IA
07-15-12	99.616	27,306,752	(i)	149,535
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3447 Class AI
03-15-12	24.864	14,244,153	(i)	147,705
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3517 Class JI
12-15-12	31.857	11,787,067	(i)	129,058
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	2.515	77,791,666	(i)	3,781,181
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3639 Class SC
02-15-40	7.014	12,246,693	(i)	1,486,651
Federal Home Loan Mortgage Corp.
CMO Series 2576 Class KJ
02-15-33	5.500	110,951		110,788
Federal National Mortgage Association
10-01-25	3.500	17,000,000	(g)	17,536,554
10-01-25	4.500	36,875,000	(g)	38,776,349
10-01-25	5.000	29,100,000	(g)	30,857,378
10-01-25	5.500	14,875,000	(g)	16,001,082
10-01-25	6.000	15,000,000	(g)	16,183,005
12-01-25	3.500	62,900,000	(g)	64,413,499
10-01-40	4.000	97,200,000	(g)	99,903,325
10-01-40	4.500	56,500,000	(g)	58,830,624
10-01-40	5.000	11,200,000	(g)	11,788,000
10-01-40	6.000	3,505,000	(g)	3,764,587
10-01-40	6.500	51,500,000	(g)	56,151,067
Federal National Mortgage Association #125032
11-01-21	8.000	12,079		13,827
Federal National Mortgage Association #125474
02-01-27	7.500	363,016		413,530
Federal National Mortgage Association #190353
08-01-34	5.000	7,208,241		7,637,783
Federal National Mortgage Association #190899
04-01-23	8.500	97,206		106,042
Federal National Mortgage Association #190988
06-01-24	9.000	111,606		121,590
Federal National Mortgage Association #252440
05-01-29	7.000	73,361		83,224
Federal National Mortgage Association #253883
08-01-16	6.000	240,977		260,725
Federal National Mortgage Association #254224
02-01-17	7.000	438,505		477,862
Federal National Mortgage Association #254560
11-01-32	5.000	1,633,099		1,731,641
Federal National Mortgage Association #254675
01-01-23	6.500	90,890		99,722

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #254916
09-01-23	5.500	2,212,870		2,383,280
Federal National Mortgage Association #255364
09-01-34	6.000	244,013		266,374
Federal National Mortgage Association #256171
03-01-26	6.000	10,190,748	(e)	11,070,469
Federal National Mortgage Association #257016
12-01-37	7.000	2,705,400		3,016,422
Federal National Mortgage Association #303727
02-01-11	6.000	1,607		1,619
Federal National Mortgage Association #323715
05-01-29	6.000	35,056		38,685
Federal National Mortgage Association #442411
11-01-28	6.500	746,073		835,739
Federal National Mortgage Association #446964
10-01-28	6.000	2,614,868		2,885,541
Federal National Mortgage Association #450370
01-01-29	6.500	871,295		976,010
Federal National Mortgage Association #50553
04-01-22	8.000	46,561		53,463
Federal National Mortgage Association #510587
08-01-29	7.000	42,523		48,240
Federal National Mortgage Association #545339
11-01-31	6.500	52,945		59,258
Federal National Mortgage Association #545342
04-01-13	7.000	15,034		15,609
Federal National Mortgage Association #545869
07-01-32	6.500	770,184		866,340
Federal National Mortgage Association #545874
08-01-32	6.500	65,856		74,367
Federal National Mortgage Association #545885
08-01-32	6.500	1,684,101		1,869,879
Federal National Mortgage Association #545910
08-01-17	6.000	669,796		725,848
Federal National Mortgage Association #555340
04-01-33	5.500	88,289		94,795
Federal National Mortgage Association #555375
04-01-33	6.000	5,406,994		5,971,280
Federal National Mortgage Association #555376
04-01-18	4.500	90,565		96,195
Federal National Mortgage Association #555458
05-01-33	5.500	7,152,680		7,765,278
Federal National Mortgage Association #555528
04-01-33	6.000	11,794,974		12,964,304
Federal National Mortgage Association #555734
07-01-23	5.000	1,967,349		2,090,295
Federal National Mortgage Association #606882
10-01-31	7.000	252,850		287,210
Federal National Mortgage Association #609621
11-01-31	7.000	1,501,685		1,705,752
Federal National Mortgage Association #615135
11-01-16	6.000	70,904		76,714
Federal National Mortgage Association #617746
08-01-32	6.500	100,900		112,585
Federal National Mortgage Association #626720
01-01-17	6.000	62,166		67,260
Federal National Mortgage Association #630599
05-01-32	7.000	2,060,382		2,338,597
Federal National Mortgage Association #634367
03-01-17	6.500	449,885		487,984

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #645569
06-01-32	7.000	129,222	146,671
Federal National Mortgage Association #646938
06-01-32	7.000	875,294	993,485
Federal National Mortgage Association #647549
08-01-17	6.000	676,804	733,536
Federal National Mortgage Association #650009
09-01-31	7.500	7,511	8,563
Federal National Mortgage Association #650159
10-01-32	6.500	1,689,124	1,915,729
Federal National Mortgage Association #652600
02-01-18	5.500	2,710,424	2,939,206
Federal National Mortgage Association #667604
10-01-32	5.500	3,132,916	3,368,070
Federal National Mortgage Association #667721
03-01-33	6.000	1,440,889	1,597,858
Federal National Mortgage Association #667787
02-01-18	5.500	318,447	345,327
Federal National Mortgage Association #669925
09-01-17	6.500	981,663	1,063,086
Federal National Mortgage Association #670382
09-01-32	6.000	3,026,585	3,326,634
Federal National Mortgage Association #670387
08-01-32	7.000	403,693	458,289
Federal National Mortgage Association #672289
12-01-17	5.500	199,540	216,181
Federal National Mortgage Association #677089
01-01-33	5.500	71,690	77,071
Federal National Mortgage Association #677695
02-01-33	6.500	191,903	217,178
Federal National Mortgage Association #678028
09-01-17	6.000	238,343	258,322
Federal National Mortgage Association #683116
02-01-33	6.000	345,042	379,249
Federal National Mortgage Association #684585
02-01-33	5.500	293,723	317,444
Federal National Mortgage Association #684586
03-01-33	6.000	954,057	1,060,555
Federal National Mortgage Association #684601
03-01-33	6.000	806,656	898,591
Federal National Mortgage Association #687051
01-01-33	6.000	3,071,418	3,300,566
Federal National Mortgage Association #688691
03-01-33	5.500	292,030	313,767
Federal National Mortgage Association #689093
07-01-28	5.500	785,111	843,059
Federal National Mortgage Association #694316
03-01-18	5.500	739,498	801,831
Federal National Mortgage Association #694546
03-01-33	5.500	907,432	974,976
Federal National Mortgage Association #694628
04-01-33	5.500	1,426,406	1,542,818
Federal National Mortgage Association #694795
04-01-33	5.500	1,744,817	1,887,073
Federal National Mortgage Association #694988
03-01-33	5.500	3,062,857	3,311,800
Federal National Mortgage Association #695202
03-01-33	6.500	904,502	1,006,990
Federal National Mortgage Association #704610
06-01-33	5.500	100,973	108,489

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #709901
06-01-18	5.000	1,370,630		1,481,113
Federal National Mortgage Association #711501
05-01-33	5.500	822,799		889,720
Federal National Mortgage Association #723687
08-01-28	5.500	1,196,649		1,284,972
Federal National Mortgage Association #724867
06-01-18	5.000	57,763		62,426
Federal National Mortgage Association #725232
03-01-34	5.000	7,569,136		8,036,742
Federal National Mortgage Association #725284
11-01-18	7.000	33,927		35,611
Federal National Mortgage Association #725424
04-01-34	5.500	25,590,948		27,495,793
Federal National Mortgage Association #725684
05-01-18	6.000	2,134,867		2,310,506
Federal National Mortgage Association #725813
12-01-33	6.500	3,974,985		4,422,701
Federal National Mortgage Association #726940
08-01-23	5.500	35,456		38,231
Federal National Mortgage Association #730153
08-01-33	5.500	286,675		308,013
Federal National Mortgage Association #730231
08-01-23	5.500	3,747,234		4,035,802
Federal National Mortgage Association #731075
07-01-18	5.500	62,734		68,567
Federal National Mortgage Association #731417
09-01-18	5.500	637,528		691,125
Federal National Mortgage Association #732094
08-01-18	5.500	39,747		43,088
Federal National Mortgage Association #735212
12-01-34	5.000	15,848,936	(e)	16,793,382
Federal National Mortgage Association #735224
02-01-35	5.500	22,091,146		23,735,486
Federal National Mortgage Association #735382
04-01-35	5.000	27,039,545	(e)	28,650,845
Federal National Mortgage Association #742840
10-01-18	5.500	593,392		643,469
Federal National Mortgage Association #743262
10-01-18	5.000	1,389,050		1,501,992
Federal National Mortgage Association #743455
10-01-18	5.500	2,144,605		2,325,628
Federal National Mortgage Association #743579
11-01-33	5.500	51,425		55,253
Federal National Mortgage Association #745079
12-01-20	5.000	277,979		296,497
Federal National Mortgage Association #745278
06-01-19	4.500	8,254,526	(e)	8,767,671
Federal National Mortgage Association #745283
01-01-36	5.500	30,021,223		32,334,747
Federal National Mortgage Association #745355
03-01-36	5.000	5,561,039	(e)	5,878,522
Federal National Mortgage Association #745392
12-01-20	4.500	21,258,509		22,580,048
Federal National Mortgage Association #745563
08-01-34	5.500	8,977,173	(e)	9,766,760
Federal National Mortgage Association #747584
11-01-28	5.500	2,640,392		2,835,277
Federal National Mortgage Association #753074
12-01-28	5.500	74,822		80,345

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #756844
02-01-19	5.000	1,059,091	(r)	1,135,831
Federal National Mortgage Association #759330
01-01-19	6.500	52,352		56,888
Federal National Mortgage Association #759342
01-01-34	6.500	477,434		532,909
Federal National Mortgage Association #761031
01-01-34	5.000	383,836		407,764
Federal National Mortgage Association #763703
04-01-34	5.500	15,376,838	(e)	16,492,571
Federal National Mortgage Association #763754
02-01-29	5.500	66,667		71,629
Federal National Mortgage Association #763798
03-01-34	5.500	145,995		158,244
Federal National Mortgage Association #765758
02-01-19	5.000	1,394,178		1,487,927
Federal National Mortgage Association #776962
04-01-29	5.000	5,564,869		5,911,786
Federal National Mortgage Association #776987
04-01-29	5.000	207,542		220,481
Federal National Mortgage Association #785506
06-01-34	5.000	378,786		401,358
Federal National Mortgage Association #785738
11-01-19	5.000	4,481,513	(r)	4,796,510
Federal National Mortgage Association #791447
10-01-34	6.000	217,889		238,295
Federal National Mortgage Association #797232
09-01-34	5.500	5,838,561		6,262,203
Federal National Mortgage Association #829227
08-01-35	6.000	239,053		259,953
Federal National Mortgage Association #833731
07-01-20	5.000	6,673,813		7,118,411
Federal National Mortgage Association #885871
06-01-36	7.000	2,690,363		3,030,410
Federal National Mortgage Association #886291
07-01-36	7.000	94,458		106,769
Federal National Mortgage Association #887648
07-01-36	5.888	1,698,373	(k)	1,816,594
Federal National Mortgage Association #888103
09-01-36	5.500	148,171		158,460
Federal National Mortgage Association #888414
11-01-35	5.000	4,873,004		5,151,206
Federal National Mortgage Association #894547
05-01-35	2.715	5,582,143	(k)	5,838,939
Federal National Mortgage Association #909188
05-01-38	7.000	9,026,163	(e)	10,051,452
Federal National Mortgage Association #909200
06-01-38	7.000	6,705,923		7,467,654
Federal National Mortgage Association #909214
07-01-38	7.000	7,514,017	(e)	8,367,541
Federal National Mortgage Association #972006
02-01-38	5.500	28,549,280		30,373,845
Federal National Mortgage Association #976421
03-01-23	4.500	3,788,995		3,989,609
Federal National Mortgage Association #995097
10-01-37	6.500	12,439,749		13,623,804
Federal National Mortgage Association #AD8315
07-01-40	4.500	44,596,018	(e)	46,491,829
Federal National Mortgage Association #AD8486
08-01-40	5.000	38,895,615	(g)	40,970,327

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO I.O. Series 2003-44 Class SI
06-25-33	14.963	16,169,968	(i)	2,356,401
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	20.000	448,873	(i)	81,802
07-25-33	0.000	10,399,860	(i)	1,895,249
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	3.772	1,064,375	(i)	84,039
Federal National Mortgage Association
CMO I.O. Series 2004-53 Class QC
02-25-34	12.364	7,851,876	(i)	847,780
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	619,337	(i)	29,588
Federal National Mortgage Association
CMO I.O. Series 2006-33 Class JS
05-25-36	11.450	9,146,263	(i)	1,376,146
Federal National Mortgage Association
CMO I.O. Series 2008-40 Class AI
08-25-12	10.493	45,389,618	(i)	689,840
Federal National Mortgage Association
CMO I.O. Series 2009-87 Class NS
11-25-39	14.068	15,075,167	(i)	1,996,103
Federal National Mortgage Association
CMO I.O. Series 2010-4 Class SK
02-25-40	14.065	13,053,704	(i)	1,720,795
Government National Mortgage Association
10-01-40	4.000	33,000,000	(g)	34,113,750
10-01-40	4.500	30,000,000	(g)	31,556,250
Government National Mortgage Association #604708
10-15-33	5.500	2,197,275		2,376,371
Government National Mortgage Association
CMO I.O. Series 2002-70 Class IC
08-20-32	0.000	1,258,324	(i)	140,979
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	0.000	51,691	(i)	511
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	17.212	19,212,695	(i)	2,613,376
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	28,141,095	(i)	2,669,295
Government National Mortgage Association
CMO I.O. Series 2010-14 Class AV
02-16-40	12.891	8,280,552	(i)	1,252,433
Indymac Index Mortgage Loan Trust
CMO I.O. Series 2006-AR25 Class 3A3
09-25-36	13.230	34,386,540	(i)	364,707
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR13 Class A1
07-25-36	5.601	117,443	(k)	71,707
JP Morgan Alternative Loan Trust
CMO Series 2006-A4 Class A1
09-25-36	5.950	8,105,193		8,058,540

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lehman XS Trust
Series 2006-15 Class A1
10-25-36	0.336	5,696,719	(k)	5,617,694
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.710	8,122,950	(d,k)	8,326,024
MASTR Alternative Loans Trust
CMO Series 2004-2 Class 4A1
02-25-19	5.000	2,270,079		2,287,307
MASTR Alternative Loans Trust
CMO Series 2004-4 Class 2A1
05-25-34	6.000	437,928		437,953
MASTR Alternative Loans Trust
CMO Series 2004-7 Class 8A1
08-25-19	5.000	1,495,330		1,492,456
MASTR Alternative Loans Trust
CMO Series 2004-8 Class 7A1
09-25-19	5.000	2,337,610		2,252,950
Thornburg Mortgage Securities Trust
CMO I.O. Series 2006-5 Class AX
10-25-46	17.021	9,703,803	(i)	349,565
Thornburg Mortgage Securities Trust
CMO Series 2006-5 Class A2
10-25-46	0.436	9,458,250	(k)	9,193,692
Thornburg Mortgage Securities Trust
CMO Series 2006-6 Class A2
11-25-46	0.406	5,914,940	(k)	5,589,754
Washington Mutual Alternative Mortgage Pass-Through
Certificates
CMO Series 2007-OC1 Class A2
01-25-47	0.376	242,648	(k)	111,840

Total				1,445,586,579

Aerospace & Defense (0.2%)
Esterline Technologies Corp.
08-01-20	7.000	95,000	(d,e)	98,325
L-3 Communications Corp.
10-15-15	6.375	3,397,000		3,503,156
Mantech International Corp.
04-15-18	7.250	680,000	(e)	705,500
Oshkosh Corp.
03-01-17	8.250	1,662,000	(e)	1,786,650
03-01-20	8.500	1,301,000		1,408,333

Total				7,501,964

Automotive (0.1%)
Lear Corp.
03-15-18	7.875	2,487,000	(e)	2,636,220
03-15-20	8.125	1,361,000	(e)	1,449,465
Tenneco, Inc.
Senior Notes
08-15-18	7.750	575,000	(d,e)	595,125

Total				4,680,810

Banking (4.5%)
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	18,735,000		19,860,982
07-01-20	5.625	14,695,000	(e)	15,537,690

	Coupon	Principal
Issuer	rate	amount		Value(a)
Barclays Bank PLC
09-21-15	2.500	8,580,000	(c,d)	8,639,282
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	27,180,000	(e)	29,653,706
JPMorgan Chase & Co.
Senior Unsecured
04-23-19	6.300	14,200,000		16,481,425
07-22-20	4.400	5,455,000		5,591,430
Morgan Stanley
Senior Unsecured
04-01-18	6.625	2,605,000		2,888,046
07-24-20	5.500	24,040,000		24,766,441
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	7,100,000	(c,d,g)	7,099,281
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	23,895,000		25,185,617
The Royal Bank of Scotland PLC
08-24-20	5.625	5,410,000	(c,e)	5,642,169
The Toronto-Dominion Bank
07-29-15	2.200	14,185,000	(c,d)	14,501,417

Total				175,847,486

Brokerage (0.1%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	13,070,000	(b,n)	3,071,450
Chemicals (1.3%)
Airgas, Inc.
10-01-18	7.125	3,770,000	(d)	4,156,425
Ashland, Inc.
06-01-17	9.125	2,065,000	(e)	2,364,425
Celanese U.S. Holdings LLC
10-15-18	6.625	1,633,000	(d,e)	1,665,660
CF Industries, Inc.
05-01-18	6.875	3,440,000	(e)	3,698,000
05-01-20	7.125	805,000		878,456
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	3,580,000	(b,n)	4,117,000
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	825,000		808,500
Invista
05-01-12	9.250	1,229,000	(d)	1,245,899
LyondellBasell Industries
Senior Secured
11-01-17	8.000	3,803,000	(d,e)	4,150,024
05-01-18	11.000	525,000		580,781
Nalco Co.
Senior Notes
05-15-17	8.250	3,663,000	(e)	4,047,615
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	1,448,000	(c)	1,524,020

	Coupon	Principal
Issuer	rate	amount		Value(a)
Rhodia SA
Senior Notes
09-15-20	6.875	200,000	(c,d,e)	204,000
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	15,125,000	(e)	19,098,186

Total				48,538,991

Construction Machinery (0.1%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	1,513,000	(d)	1,656,735
The Manitowoc Co., Inc.
11-01-13	7.125	3,375,000		3,366,563

Total				5,023,298

Consumer Products (0.1%)
Jarden Corp.
05-01-16	8.000	1,885,000	(e)	2,007,525
NBTY, Inc.
10-01-18	9.000	145,000	(d,g)	152,250
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	1,375,000	(d,e)	1,491,875

Total				3,651,650

Diversified Manufacturing (0.1%)
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	240,000	(d)	251,400
SPX Corp.
09-01-17	6.875	2,296,000	(d)	2,433,760

Total				2,685,160

Electric (9.3%)
Arizona Public Service Co.
Senior Unsecured
08-01-16	6.250	5,685,000		6,613,190
CMS Energy Corp.
Senior Unsecured
12-15-15	6.875	1,515,000		1,679,368
02-01-20	6.250	6,000,000	(e)	6,330,000
Consumers Energy Co.
1st Mortgage
02-15-17	5.150	2,265,000		2,542,648
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	13,605,000		15,622,866
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	1,220,000		1,269,209
05-15-14	7.625	16,980,000		20,188,337
Florida Power Corp.
1st Mortgage
06-15-18	5.650	2,770,000		3,267,345
KCP&L Greater Missouri Operations Co.
Senior Unsecured
07-01-12	11.875	2,430,000		2,796,357

	Coupon	Principal
Issuer	rate	amount		Value(a)
Majapahit Holding BV
10-17-16	7.750	620,000	(c,d)	725,400
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	1,800,000		1,904,443
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	6,396,920		6,324,955
Nevada Power Co.
04-15-12	6.500	1,000,000		1,075,014
01-15-15	5.875	9,959,000		11,420,035
05-15-18	6.500	7,270,000		8,760,655
08-01-18	6.500	11,139,000		13,393,387
Nisource Finance Corp.
03-01-13	6.150	22,425,000	(e)	24,637,630
09-15-17	5.250	14,850,000		16,240,524
09-15-20	5.450	16,150,000		17,504,032
NRG Energy, Inc.
02-01-16	7.375	8,230,000		8,466,613
Ohio Power Co.
Senior Unsecured
01-15-14	4.850	950,000		1,032,100
06-01-16	6.000	7,135,000		8,298,148
Oncor Electric Delivery Co. LLC
Senior Secured
09-30-40	5.250	3,590,000	(d,e)	3,656,666
PacifiCorp
1st Mortgage
09-15-13	5.450	5,605,000		6,250,976
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	4,045,000		4,421,788
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
12-02-24	7.390	860,000	(c,d,e)	1,057,049
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	6,860,000		8,075,690
Progress Energy, Inc.
Senior Unsecured
03-01-11	7.100	4,260,000		4,366,372
12-01-39	6.000	3,320,000		3,805,027
SCANA Corp.
Senior Unsecured
05-15-11	6.875	2,155,000		2,232,276
Sierra Pacific Power Co.
05-15-16	6.000	36,826,000		42,994,023
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	7,510,000		8,877,654
05-15-37	6.150	420,000		481,251
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	40,725,000		54,302,022
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	7,450,000		8,527,687

	Coupon	Principal
Issuer	rate	amount		Value(a)
The Toledo Edison Co.
1st Mortgage
05-01-20	7.250	2,585,000		3,255,353
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	6,670,000		7,403,893
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	9,770,000	(c)	10,583,310
03-15-40	6.500	6,240,000	(c)	6,770,831

Total				357,154,124

Entertainment (0.2%)
Regal Cinemas Corp.
07-15-19	8.625	1,870,000		1,961,163
Speedway Motorsports, Inc.
06-01-16	8.750	2,760,000		2,939,400
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07-01-15	9.300	1,509,201	(h,s)	1,498,636

Total				6,399,199

Food and Beverage (2.0%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	8,000,000	(d)	8,979,584
Cott Beverages USA, Inc.
09-01-18	8.125	249,000	(d,e)	263,629
Del Monte Corp.
10-15-19	7.500	3,650,000	(e)	3,937,438
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	26,705,000		31,964,395
02-01-18	6.125	10,035,000		11,831,315
SABMiller PLC
Senior Unsecured
01-15-14	5.700	14,835,000	(c,d)	16,639,129
07-15-18	6.500	3,634,000	(c,d)	4,373,839

Total				77,989,329

Gaming (0.1%)
MGM Resorts International
Senior Secured
11-15-17	11.125	1,835,000	(e)	2,089,606
Gas Distributors (0.1%)
Energy Transfer Equity LP
10-15-20	7.500	2,105,000	(e)	2,215,513
Gas Pipelines (4.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
08-07-18	8.700	950,000	(c,d,e)	1,169,509
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	46,025,000	(e)	54,236,780
El Paso Corp.
Senior Unsecured
09-15-20	6.500	2,420,000	(d,e)	2,462,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
Northern Natural Gas Co.
Senior Unsecured
06-01-11	7.000	660,000	(d)	685,513
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	11,695,000		14,121,572
04-15-17	5.950	12,945,000		14,808,193
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	285,000		297,113
06-01-16	9.375	90,000	(d,e)	99,000
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	33,068,000	(d,e)	36,296,825
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	1,750,000		1,767,500
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
08-15-11	7.000	13,192,000	(e)	13,861,217
04-15-16	6.400	27,130,000	(e)	31,710,331

Total				171,515,903

Health Care (0.3%)
CHS/Community Health Systems, Inc.
07-15-15	8.875	1,345,000	(e)	1,429,063
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	2,857,000	(o)	3,099,845
HCA, Inc.
Senior Secured
09-15-20	7.250	5,940,000		6,355,799
LifePoint Hospitals, Inc.
10-01-20	6.625	565,000	(d)	576,300
Select Medical Corp.
02-01-15	7.625	1,798,000		1,755,298

Total				13,216,305

Home Construction (0.1%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	3,440,000		3,444,300
Independent Energy (1.7%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	11,385,000	(e)	12,431,611
Chesapeake Energy Corp.
08-15-20	6.625	4,110,000	(e)	4,294,950
Continental Resources, Inc.
04-01-21	7.125	350,000	(d,e)	361,375
Denbury Resources, Inc.
04-01-13	7.500	1,851,000	(e)	1,883,393
03-01-16	9.750	1,580,000	(e)	1,773,550
EnCana Corp.
Senior Unsecured
11-01-11	6.300	22,855,000	(c)	24,114,561

	Coupon	Principal
Issuer	rate	amount		Value(a)
EXCO Resources, Inc.
09-15-18	7.500	1,290,000		1,278,713
Forest Oil Corp.
02-15-14	8.500	5,120,000		5,593,600
Petrohawk Energy Corp.
08-01-14	10.500	1,605,000	(e)	1,805,625
08-15-18	7.250	425,000	(d,e)	433,500
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	235,000		258,500
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	1,265,000		1,369,363
Quicksilver Resources, Inc.
08-01-15	8.250	2,586,000		2,734,695
Range Resources Corp.
05-15-16	7.500	1,241,000		1,296,845
05-15-19	8.000	5,560,000		6,074,300

Total				65,704,581

Integrated Energy (0.3%)
Hess Corp.
Senior Unsecured
02-15-41	5.600	9,100,000	(e)	9,483,563
TNK-BP Finance SA
03-13-18	7.875	705,000	(c,d)	793,125

Total				10,276,688

Lodging (—%)
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	405,000	(e)	422,506
02-01-18	5.750	693,000	(e)	695,194

Total				1,117,700

Media Cable (1.4%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	3,230,000	(e)	3,553,000
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,626,000	(d,e)	1,686,975
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	1,875,000	(d)	1,987,500
Comcast Corp.
07-01-39	6.550	8,760,000	(e)	9,916,574
CSC Holdings LLC
Senior Unsecured
02-15-18	7.875	1,005,000	(e)	1,096,706
02-15-19	8.625	575,000	(e)	646,875
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	26,325,000		26,581,274
DISH DBS Corp.
02-01-16	7.125	4,115,000	(e)	4,325,894
09-01-19	7.875	2,355,000	(e)	2,534,569

Total				52,329,367

Media Non-Cable (2.1%)
British Sky Broadcasting Group PLC
02-15-18	6.100	3,875,000	(c,d)	4,478,198

	Coupon	Principal
Issuer	rate	amount		Value(a)
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	2,190,000	(d,e)	2,250,225
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	2,595,000	(c,d,e)	2,607,975
Lamar Media Corp.
04-01-14	9.750	3,510,000	(e)	4,018,950
04-15-18	7.875	874,000	(e)	917,700
NBC Universal, Inc.
Senior Unsecured
04-01-41	5.950	4,330,000	(d,g)	4,453,886
Reed Elsevier Capital, Inc.
08-01-11	6.750	9,625,000		10,104,203
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	39,841,000		41,712,890
TCM Sub LLC
01-15-15	3.550	9,605,000	(d)	10,116,714

Total				80,660,741

Metals (0.7%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	8,000,000	(c,e)	10,282,448
10-15-39	7.000	3,005,000	(c)	3,069,824
Arch Coal, Inc.
10-01-20	7.250	121,000	(e)	127,655
Arch Western Finance LLC
07-01-13	6.750	1,665,000		1,683,731
Consol Energy, Inc.
04-01-17	8.000	1,700,000	(d,e)	1,840,250
04-01-20	8.250	3,849,000	(d)	4,195,410
Peabody Energy Corp.
09-15-20	6.500	1,825,000	(e)	1,964,156
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	1,997,000	(e)	2,081,873

Total				25,245,347

Non-Captive Diversified (1.0%)
Ally Financial, Inc.
03-15-20	8.000	5,514,000	(d)	6,024,045
CIT Group, Inc.
Senior Secured
05-01-16	7.000	4,365,000	(e)	4,299,525
Ford Motor Credit Co. LLC
Senior Unsecured
08-15-17	6.625	2,010,000	(e)	2,145,675
General Electric Capital Corp.
Senior Unsecured
01-10-39	6.875	22,270,000		25,574,757

Total				38,044,002

Oil Field Services (0.4%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	2,950,000	(c,d,e)	2,791,345

	Coupon	Principal
Issuer	rate	amount		Value(a)
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	2,425,000	(c,d,e)	2,582,625
04-11-18	8.146	3,000,000	(c,d,e)	3,510,000
KazMunaiGaz Finance Sub BV
07-02-18	9.125	980,000	(c,d,e)	1,182,125
Weatherford International Ltd.
09-15-40	6.750	5,375,000	(c,e)	5,559,852

Total				15,625,947

Other Financial Institutions (—%)
Cardtronics, Inc.
09-01-18	8.250	1,610,000		1,682,450
Other Industry (0.1%)
Valmont Industries, Inc.
04-20-20	6.625	4,475,000		4,588,573
Packaging (0.2%)
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	370,000	(c,d,g)	370,000
Ball Corp.
03-15-18	6.625	835,000		878,838
09-15-20	6.750	1,589,000	(e)	1,688,313
Crown Americas LLC/Capital Corp.
11-15-15	7.750	2,170,000		2,259,512
Greif, Inc.
Senior Unsecured
02-01-17	6.750	2,065,000		2,129,531
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	1,677,000	(d,e)	1,718,925

Total				9,045,119

Paper (0.2%)
Cascades, Inc.
12-15-17	7.750	4,255,000	(c,e)	4,435,838
Georgia-Pacific LLC
01-15-17	7.125	1,515,000	(d)	1,604,006
Graphic Packaging International, Inc.
10-01-18	7.875	273,000	(e)	279,825

Total				6,319,669

Pharmaceuticals (0.2%)
Valeant Pharmaceuticals International
10-01-20	7.000	5,285,000	(d,e)	5,403,913
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	485,000	(d,e)	494,700
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	1,098,000	(c,d)	1,128,195

Total				7,026,808

	Coupon	Principal
Issuer	rate	amount		Value(a)
Railroads (0.1%)
CSX Corp.
Senior Unsecured
03-15-11	6.750	354,000		362,916
03-15-12	6.300	4,310,000		4,620,678

Total				4,983,594

Restaurants (0.1%)
Yum! Brands, Inc.
Senior Unsecured
11-15-37	6.875	2,262,000		2,704,671
Retailers (0.4%)
CVS Caremark Corp.
Senior Unsecured
09-15-39	6.125	2,500,000		2,759,833
Home Depot, Inc.
Senior Notes
09-15-40	5.400	5,200,000	(e)	5,193,520
QVC, Inc.
Senior Secured
04-15-17	7.125	2,149,000	(d,e)	2,213,470
10-15-20	7.375	2,149,000	(d)	2,213,470
Toys R Us — Delaware, Inc.
Senior Secured
09-01-16	7.375	2,413,000	(d)	2,485,390

Total				14,865,683

Technology (0.1%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	2,900,000	(d,e)	2,936,250
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	827,000	(d)	855,945
01-15-20	6.875	724,000	(d,e)	756,580

Total				4,548,775

Textile (—%)
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	1,310,000	(e)	1,380,413
Transportation Services (0.8%)
ERAC USA Finance LLC
10-15-37	7.000	24,386,000	(d)	28,093,866
The Hertz Corp.
10-15-18	7.500	1,030,000	(d)	1,026,138

Total				29,120,004

Wireless (1.1%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	5,630,000	(d,e)	6,221,150
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	1,685,000		1,788,206
MetroPCS Wireless, Inc.
09-01-18	7.875	855,000		876,375
Nextel Communications, Inc.
08-01-15	7.375	2,865,000	(e)	2,879,325

	Coupon	Principal
Issuer	rate	amount		Value(a)
SBA Telecommunications, Inc.
08-15-16	8.000	2,460,000	(e)	2,644,500
08-15-19	8.250	805,000		885,500
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	2,900,000	(e)	3,146,500
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	22,433,000		23,550,433

Total				41,991,989

Wirelines (4.4%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	23,840,000	(e)	27,725,300
Embarq Corp.
Senior Unsecured
06-01-36	7.995	14,010,000		14,895,838
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	908,000	(e)	980,640
04-15-17	8.250	820,000		896,875
04-15-20	8.500	1,855,000	(e)	2,047,456
Qwest Communications International, Inc.
04-01-18	7.125	2,370,000	(d)	2,488,500
Telefonica Emisiones SAU
06-20-11	5.984	1,575,000	(c)	1,633,521
01-15-15	4.949	13,790,000	(c)	15,088,770
TELUS Corp.
Senior Unsecured
06-01-11	8.000	28,980,000	(c)	30,346,001
tw telecom holdings, inc.
03-01-18	8.000	1,458,000	(e)	1,527,255
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	24,260,000		26,167,564
04-01-32	7.375	30,798,000		36,340,470
Windstream Corp.
08-01-16	8.625	2,808,000	(e)	2,969,460
11-01-17	7.875	5,412,000	(e)	5,642,010

Total				168,749,660

Total Bonds
(Cost: $4,070,654,120)				$4,258,892,930

Senior Loans (0.6%)(l)

	Coupon	Principal
Borrower	rate	amount	Value(a)
Consumer Products (0.1%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000%	$2,505,000	$2,515,446

Food and Beverage (0.2%)
U.S. Foodservice
Term Loan
07-03-14	2.760	7,749,770	7,009,202

	Coupon	Principal
Borrower	rate	amount		Value(a)
Media Non-Cable (0.2%)
Nielsen Finance LLC
Tranche C Term Loan
05-01-16	2.258-4.008	7,269,069		7,019,231

Wirelines (0.1%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	11,052,378	(b,n)	7,126,242

Total Senior Loans
(Cost: $22,712,387)				$23,670,121

Money Market Fund (5.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	208,305,307	(p)	$208,305,307

Total Money Market Fund
(Cost: $208,305,307)			$208,305,307

Investments of Cash Collateral Received for Securities on Loan (14.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Antalis US Funding Corp.
10-14-10	0.320%	$4,998,711	$4,998,711
Grampian Funding LLC
10-05-10	0.290	19,995,489	19,995,489
Rhein-Main Securitisation Ltd.
10-12-10	0.611	14,177,142	14,177,142
10-18-10	0.450	9,996,500	9,996,500
Tasman Funding, Inc.
10-20-10	0.300	9,997,500	9,997,500
Windmill Funding Corp.
10-08-10	0.501	14,980,833	14,980,833

Total			74,146,175

Certificates of Deposit (9.5%)
Bank of Tokyo Securities
10-14-10	0.550	14,978,946	14,978,946
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	9,994,919	9,994,919
Barclays Bank PLC
11-19-10	0.400	2,000,000	2,000,000
Caisse des Depots
12-13-10	0.345	1,998,257	1,998,257
12-20-10	0.350	9,991,161	9,991,161
Credit Agricole
10-12-10	0.327	47,000,001	47,000,001
Credit Industrial et Commercial
11-05-10	0.500	500,191	5,000,191
01-04-11	0.470	15,000,000	15,000,000
Deutsche Bank AG
12-06-10	0.438	25,000,000	25,000,000
DZ Bank AG
10-12-10	0.500	10,000,000	10,000,000
10-20-10	0.445	3,996,986	3,996,986
11-16-10	0.360	10,000,000	10,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Erste Bank der Oesterreichische
10-01-10	0.370	5,000,000	5,000,000
KBC Bank NV
10-13-10	0.425	9,996,460	9,996,460
10-20-10	0.350	4,998,542	4,998,542
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	15,000,000	15,000,000
National Australia Bank Ltd.
03-17-11	0.307	25,000,000	25,000,000
National Bank of Canada
03-21-11	0.400	15,000,000	15,000,000
Natixis
12-14-10	0.400	9,989,899	9,989,899
12-16-10	0.410	9,989,647	9,989,647
12-23-10	0.400	2,497,475	2,497,475
Norinchukin Bank
11-22-10	0.310	9,994,664	9,994,664
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
Rabobank Group
10-19-10	0.285	5,003,064	5,003,064
10-27-10	0.306	12,000,000	12,000,000
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-21-10	0.340	9,991,413	9,991,413
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	5,000,000	5,000,000
11-30-10	0.400	9,989,788	9,989,788
Svenska Handelsbank
10-18-10	0.230	5,000,000	5,000,000
Union Bank of Switzerland
10-18-10	0.455	10,000,000	10,000,000
United Overseas Bank Ltd.
11-18-10	0.300	10,000,000	10,000,000

Total			364,402,874

Commercial Paper (0.5%)
State Development Bank of NorthRhine-Westphalia
10-15-10	0.491	4,993,671	4,993,671
Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.

12-22-10	0.500	7,000,000	7,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.5%)(q)
Barclays Capital, Inc. dated 02-08-10, matures 10-29-10, repurchase price $50,018,125	0.450%	$49,999,999	$49,999,999
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $22,635,233	0.280	22,635,057	22,635,057

	Effective	Principal
Issuer	yield	amount	Value(a)
Deutsche Bank AG dated 09-30-10, matures 10-01-10, repurchase price $3,478,464	0.300	3,478,435	3,478,435
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $7,000,068	0.350	7,000,000	7,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $5,000,069	0.500	5,000,000	5,000,000
RBS Securities, Inc. dated 08-18-10, matures 11-04-10, repurchase price $10,003,403	0.350	10,000,000	10,000,000

Total			98,113,491

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $548,656,211)			$548,656,211

Total Investments in Securities
(Cost: $4,850,328,025)(u)			$5,039,524,569

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 30-year	1,933	$258,478,344	Dec. 2010	$1,113,196
U.S. Treasury Note, 2-year	125	27,435,547	Jan. 2011	95,515
U.S. Treasury Note, 5-year	(794)	(95,968,549)	Jan. 2011	(906,053)
U.S. Treasury Note, 10-year	(3,472)	(425,030,079)	Dec. 2010	(6,090,369)
U.S. Treasury Ultra Bond, 30-year	(163)	(23,028,844)	Dec. 2010	216,240

Total				$(5,571,471)

Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

HSBC Securities (USA), Inc.	Oct. 6, 2010	22,725,000	22,385,393	$—	$(749,400)
		(CHF)	(USD)

UBS Securities	Oct. 6, 2010	28,587,000	37,149,979	—	(1,822,175)
		(EUR)	(USD)

Barclays Bank PLC	Oct. 6, 2010	9,723,000	15,144,448	—	(128,283)
		(GBP)	(USD)

State Street Bank & Trust Company	Oct. 6, 2010	23,104,829	24,054,000	137,752	—
		(USD)	(AUD)

J.P. Morgan Securities, Inc.	Oct. 6, 2010	14,905,460	15,730,000	384,843	—
		(USD)	(CAD)

J.P. Morgan Securities, Inc.	Oct. 6, 2010	67,196	69,000	—	(125)
		(USD)	(CAD)

HSBC Securities (USA), Inc.	Oct. 6, 2010	36,434,000	227,116,000	2,292,121	—
		(USD)	(NOK)

Total				$2,814,716	$(2,699,983)

Notes to Portfolio of Investments
AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Monetary Unit

IDR — Indonesian Rupiah

I.O. — Interest Only

MXN — Mexican Peso

NOK — Norwegian Krone

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.75% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $839,041,118 or 21.70% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $672,622,827.

(h)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $1,498,636, representing 0.04% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 9.300% 2015	12-08-95	$1,509,201

(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(k)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

AGM	— Assured Guaranty Municipal Corporation

AMBAC	— Ambac Assurance Corporation

FGIC	— Financial Guaranty Insurance Company

NPFGC	— National Public Finance Guarantee Corporation

XLCA	— XL Capital Assurance

(n)	This position is in bankruptcy.

(o)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(q)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.450%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$3,466,407
Citigroup Commercial Mortgage Trust	3,390,755
Commercial Mortgage Pass Through Certificates	4,507,846
Credit Suisse Mortgage Capital Certificates	861,697
Granite Master Issuer PLC	9,888,943
JP Morgan Chase Commercial Mortgage Securities Corp	5,471,511
LB Commercial Conduit Mortgage Trust	4,215,104
Merrill Lynch Mortgage Trust	4,360,168
Morgan Stanley Capital I	4,463,937
Paragon Mortgages PLC	8,174,752
Wachovia Bank Commercial Mortgage Trust	3,698,880

Total market value of collateral securities	$52,500,000

BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$14,546,543
Freddie Mac Gold Pool	2,380,409
Freddie Mac Non Gold Pool	2,444,630
Ginnie Mae I Pool	2,463,110
Ginnie Mae II Pool	1,253,066

Total market value of collateral securities	$23,087,758

Deutsche Bank AG (0.300%)

Security description	Value (a)

Fannie Mae Pool	$1,703,834
Freddie Mac Gold Pool	1,844,169

Total market value of collateral securities	$3,548,003

Nomura Securities (0.350%)

Security description	Value (a)

American Express Credit Account Master Trust	$404,334
Atlantic City Electric Transition Funding LLC	6,443
BA Credit Card Trust	801,067
Banc of America Commercial Mortgage Inc	95,062
Bank of America Auto Trust	561,393
Bayview Commercial Asset Trust	22,421
Bear Stearns Commercial Mortgage Securities	7,938
BMW Vehicle Lease Trust	137,002
Capital Auto Receivables Asset Trust	85,223
Capital One Multi-Asset Execution Trust	79,324
CarMax Auto Owner Trust	63,842
CenterPoint Energy Transition Bond Co LLC	6,094
Chase Issuance Trust	731,651
Citibank Credit Card Issuance Trust	25,677
Citigroup/Deutsche Bank Commercial Mortgage Trust	331,537
CNH Equipment Trust	49,475
Commercial Mortgage Pass Through Certificates	8,580
Connecticut RRB Special Purpose Trust CL&P	4,120
Consumer Funding LLC	54,465
Credit Suisse First Boston Mortgage Securities Corp	3,468
Detroit Edison Securitization Funding LLC	86,553
Developers Diversified Realty Corp	97,446
Discover Card Master Trust I	694
Entergy Gulf States Reconstruction Funding LLC	126,227
Fannie Mae REMICS	279,437
Fannie Mae Whole Loan	183,678
FHLMC Structured Pass Through Securities	146,225
First Union National Bank Commercial Mortgage	7,647
Ford Credit Auto Lease Trust	384,440
Ford Credit Auto Owner Trust	13,746
GE Capital Credit Card Master Note Trust	284,695
GS Mortgage Securities Corp II	159,718
Harley-Davidson Motorcycle Trust	8,214
Honda Auto Receivables Owner Trust	9,342
John Deere Owner Trust	80,650
JP Morgan Chase Commercial Mortgage Securities Corp	49,768
LB-UBS Commercial Mortgage Trust	342,394
Mercedes-Benz Auto Receivables Trust	116,902
Merrill Lynch Mortgage Trust	1,404
Nissan Auto Lease Trust	190,704
PSE&G Transition Funding LLC	59,585
Public Service New Hampshire Funding LLC	16,379
SLM Student Loan Trust	142,251
USAA Auto Owner Trust	453,254
Volkswagen Auto Loan Enhanced Trust	54,465
Wachovia Bank Commercial Mortgage Trust	501,911
World Omni Auto Receivables Trust	55,233

Total market value of collateral securities	$7,332,078

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$2,054,467
Fannie Mae REMICS	194,603
Fannie Mae Whole Loan	5,403
Federal National Mortgage Association	287,593
Freddie Mac Gold Pool	587,774
Freddie Mac Non Gold Pool	111,503
Freddie Mac REMICS	483,403
Ginnie Mae I Pool	403,615
Ginnie Mae II Pool	208,384
Government National Mortgage Association	46,019
United States Treasury Inflation Indexed Bonds	74
United States Treasury Note/Bond	621,295
United States Treasury Strip Coupon	4,145
United States Treasury Strip Principal	91,722

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Fannie Mae REMICS	$106,496
Government National Mortgage Association	10,093,672

Total market value of collateral securities	$10,200,168

(r)	At Sept. 30, 2010, investments in securities included securities valued at $2,976,635 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(s)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(t)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal National Mortgage Association
10-01-40 5.50%	$1,025,000	10-13-10	$1,089,863	$1,089,543
11-01-40 4.50	15,000,000	11-10-10	15,617,578	15,564,840

(u)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $4,850,328,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$228,804,000
Unrealized depreciation	(39,607,000)

Net unrealized appreciation	$189,197,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$106,931,646	$—	$106,931,646
U.S. Government Obligations & Agencies	126,416,353	61,872,311	—	188,288,664
Asset-Backed Securities	—	587,651,929	31,589,063	619,240,992
Commercial Mortgage-Backed Securities	—	427,808,180	—	427,808,180
Residential Mortgage-Backed Securities	—	1,377,131,889	68,454,690	1,445,586,579
Corporate Debt Securities	—	1,469,538,233	1,498,636	1,471,036,869

Total Bonds	126,416,353	4,030,934,188	101,542,389	4,258,892,930

Other
Senior Loans	—	23,670,121	—	23,670,121
Affiliated Money Market Fund(c)	208,305,307	—	—	208,305,307
Investments of Cash Collateral Received for Securities on Loan	—	548,656,211	—	548,656,211

Total Other	208,305,307	572,326,332	—	780,631,639

Investments in Securities	334,721,660	4,603,260,520	101,542,389	5,039,524,569
Derivatives(d)
Assets
Futures Contracts	1,424,951	—	—	1,424,951
Forward Foreign Currency Contracts	—	2,814,716	—	2,814,716
Liabilities
Futures Contracts	(6,996,422)	—	—	(6,996,422)
Forward Foreign Currency Contracts	—	(2,699,983)	—	(2,699,983)

Total	$329,150,189	$4,603,375,253	$101,542,389	$5,034,067,831

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed	Corporate Debt
	Securities	Securities	Securities	Total

Balance as of Dec. 31, 2009	$49,101,062	$44,244,193	$1,784,510	$95,129,765
Accrued discounts/premiums	549,433	343,068	—	892,501
Realized gain (loss)	826,866	(10,068,116)	—	(9,241,250)
Change in unrealized appreciation (depreciation)*	(118,523)	12,382,819	(64,724)	12,199,572
Sales	(19,798,431)	(42,103,980)	(221,150)	(62,123,561)
Purchases	35,444,608	61,801,439	—	97,246,047
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(34,415,952)	1,855,267	—	(32,560,685)

Balance as of Sept. 30, 2010	$31,589,063	$68,454,690	$1,498,636	$101,542,389

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $281,612, which is comprised of Asset-Backed Securities of $147,948, Residential Mortgage-Backed Securities of $198,388 and Corporate Debt Securities of $(64,724).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Diversified Equity Income Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.2%)
Goodrich Corp.	232,390		$17,134,115
Honeywell International, Inc.	413,425		18,165,894

Total			35,300,009

Air Freight & Logistics (0.6%)
United Parcel Service, Inc., Class B	261,847	(d)	17,462,576

Airlines (1.0%)
AMR Corp.	395,343	(b,d)	2,478,801
Continental Airlines, Inc., Class B	245,942	(b)	6,109,199
Delta Air Lines, Inc.	564,411	(b)	6,569,744
United Continental Holdings, Inc.	306,402	(b,d)	7,240,279
U.S. Airways Group, Inc.	546,019	(b)	5,050,676

Total			27,448,699

Automobiles (0.6%)
Ford Motor Co.	1,320,041	(b,d)	16,157,302

Biotechnology (0.6%)
Gilead Sciences, Inc.	445,749	(b)	15,873,122

Capital Markets (3.5%)
Artio Global Investors, Inc.	282,764	(d)	4,326,289
Morgan Stanley	1,546,991		38,179,738
The Goldman Sachs Group, Inc.	402,477		58,190,125

Total			100,696,152

Chemicals (3.6%)
Air Products & Chemicals, Inc.	211,383		17,506,740
EI du Pont de Nemours & Co.	1,031,140	(d)	46,009,467
Huntsman Corp.	1,167,806		13,499,837
The Dow Chemical Co.	922,786	(d)	25,339,704

Total			102,355,748

Commercial Banks (0.7%)
U.S. Bancorp	204,424		4,419,647
Wells Fargo & Co.	572,082		14,376,421

Total			18,796,068

Communications Equipment (0.4%)
Nokia OYJ, ADR	1,265,501	(c,d)	12,692,975

Computers & Peripherals (1.9%)
Hewlett-Packard Co.	1,011,946		42,572,568
Western Digital Corp.	440,034	(b,d)	12,492,565

Total			55,065,133

Issuer	Shares		Value(a)
Construction & Engineering (0.5%)
Fluor Corp.	207,191	(d)	10,262,171
Insituform Technologies, Inc., Class A	147,241	(b,d)	3,560,287

Total			13,822,458

Construction Materials (0.5%)
Cemex SAB de CV, ADR	1,723,205	(b,c,d)	14,647,243

Diversified Financial Services (5.6%)
Bank of America Corp.	6,914,558		90,649,856
JPMorgan Chase & Co.	1,852,735		70,533,621

Total			161,183,477

Diversified Telecommunication Services (5.0%)
AT&T, Inc.	2,026,007		57,943,801
CenturyLink, Inc.	132,012	(d)	5,209,194
Deutsche Telekom AG, ADR	590,607	(c,d)	8,052,926
Frontier Communications Corp.	303,083	(d)	2,476,188
Qwest Communications International, Inc.	2,994,608		18,776,192
Verizon Communications, Inc.	1,253,494		40,851,369
Windstream Corp.	877,434	(d)	10,783,664

Total			144,093,334

Electric Utilities (0.7%)
American Electric Power Co., Inc.	209,864		7,603,373
FirstEnergy Corp.	152,424	(d)	5,874,421
NextEra Energy, Inc.	124,311		6,761,275

Total			20,239,069

Electrical Equipment (3.8%)
ABB Ltd., ADR	1,342,711	(b,c)	28,358,056
Babcock & Wilcox Co.	636,512	(b)	13,544,975
Cooper Industries PLC	642,989		31,461,453
Emerson Electric Co.	487,031	(d)	25,647,052
Hubbell, Inc., Class B	198,611	(d)	10,079,508

Total			109,091,044

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.	89,242	(b)	2,978,006
Tyco Electronics Ltd.	402,931	(c)	11,773,643

Total			14,751,649

Energy Equipment & Services (5.1%)
Baker Hughes, Inc.	557,055		23,730,543
Halliburton Co.	1,446,462		47,834,498
McDermott International, Inc.	1,493,273	(b)	22,070,575
National Oilwell Varco, Inc.	416,096		18,503,789
Schlumberger Ltd.	395,731		24,380,987
Tenaris SA, ADR	287,154	(c,d)	11,032,457

Total			147,552,849

Food & Staples Retailing (1.0%)
Wal-Mart Stores, Inc.	528,837		28,303,356

Health Care Providers & Services (0.4%)
WellPoint, Inc.	206,900	(b)	11,718,816

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp. Unit	717,505		27,415,866

Household Durables (0.7%)
DR Horton, Inc.	264,695	(d)	2,943,408
KB Home	184,324	(d)	2,088,391
Pulte Group, Inc.	510,135	(b,d)	4,468,783
Stanley Black & Decker, Inc.	195,957		12,008,245

Total			21,508,827

Industrial Conglomerates (3.2%)
3M Co.	260,257		22,566,884
Siemens AG, ADR	416,007	(c)	43,847,138
Tyco International Ltd.	689,456	(c)	25,323,719

Total			91,737,741

Insurance (7.2%)
ACE Ltd.	600,691	(c,d)	34,990,251
Axis Capital Holdings Ltd.	259,117		8,535,314
Endurance Specialty Holdings Ltd.	367,791	(c,d)	14,638,082
PartnerRe Ltd.	141,695	(c,d)	11,361,105
The Travelers Companies, Inc.	428,578		22,328,914
XL Group PLC	5,341,296	(d)	115,692,470

Total			207,546,136

IT Services (3.9%)
Accenture PLC, Class A	568,246	(c)	24,144,773
Computer Sciences Corp.	233,961		10,762,206
IBM Corp.	313,008		41,986,893
Mastercard, Inc., Class A	155,422		34,814,528

Total			111,708,400

Life Sciences Tools & Services (2.8%)
Life Technologies Corp.	913,827	(b)	42,666,583
Thermo Fisher Scientific, Inc.	771,224	(b)	36,926,205

Total			79,592,788

Machinery (5.8%)
Caterpillar, Inc.	436,816	(d)	34,368,682
Deere & Co.	405,435	(d)	28,291,254
Eaton Corp.	333,580		27,517,014
Illinois Tool Works, Inc.	633,235	(d)	29,774,710
Ingersoll-Rand PLC	505,580	(c,d)	18,054,262
Parker Hannifin Corp.	394,196		27,617,372

Total			165,623,294

Media (1.3%)
Comcast Corp., Class A	378,061	(d)	6,835,343
Regal Entertainment Group, Class A	659,934	(d)	8,658,334
Time Warner, Inc.	313,823		9,618,675
Viacom, Inc., Class B	319,640	(d)	11,567,772

Total			36,680,124

Metals & Mining (2.3%)
Alcoa, Inc.	632,490	(d)	7,659,454
Freeport-McMoRan Copper & Gold, Inc.	233,777		19,962,218

Issuer	Shares		Value(a)
Nucor Corp.	265,144	(d)	10,128,501
Rio Tinto PLC, ADR	163,175	(c,d)	9,583,268
United States Steel Corp.	100,230	(d)	4,394,083
Vale SA, ADR	287,679	(c,d)	8,995,722
Xstrata PLC	288,766	(c)	5,524,773

Total			66,248,019

Multiline Retail (1.9%)
Macy’s, Inc.	925,458		21,368,825
Target Corp.	633,470		33,852,637

Total			55,221,462

Multi-Utilities (1.2%)
Dominion Resources, Inc.	467,146	(d)	20,395,595
Sempra Energy	239,513	(d)	12,885,799

Total			33,281,394

Oil, Gas & Consumable Fuels (10.9%)
Anadarko Petroleum Corp.	409,968		23,388,674
Apache Corp.	466,517		45,606,702
Chevron Corp.	795,969	(d)	64,513,287
ConocoPhillips	642,961		36,925,250
Devon Energy Corp.	152,303		9,860,096
Exxon Mobil Corp.	1,445,865		89,339,998
Marathon Oil Corp.	698,406	(d)	23,117,239
Pioneer Natural Resources Co.	215,909	(d)	14,040,562
Total SA, ADR	156,690	(c)	8,085,204

Total			314,877,012

Pharmaceuticals (5.7%)
Abbott Laboratories	327,190		17,092,406
Bristol-Myers Squibb Co.	1,569,514	(d)	42,549,524
Merck & Co., Inc.	1,533,390		56,444,085
Pfizer, Inc.	1,860,203		31,939,686
Teva Pharmaceutical Industries Ltd., ADR	300,510	(c)	15,851,903

Total			163,877,604

Real Estate Investment Trusts (REITs) (1.2%)
AvalonBay Communities, Inc.	69,441	(d)	7,217,003
Equity Residential	153,908	(d)	7,321,404
Pebblebrook Hotel Trust	347,831	(b,d)	6,264,436
ProLogis	613,892	(d)	7,231,648
Ventas, Inc.	131,054	(d)	6,758,455

Total			34,792,946

Road & Rail (0.6%)
Union Pacific Corp.	219,916		17,989,129

Semiconductors & Semiconductor Equipment (2.4%)
Intel Corp.	2,487,609		47,836,721
Microchip Technology, Inc.	521,184	(d)	16,391,237
Xilinx, Inc.	221,705	(d)	5,899,570

Total			70,127,528

Software (2.8%)
Microsoft Corp.	1,835,897		44,961,118
Oracle Corp.	1,274,745		34,226,903

Total			79,188,021

Issuer	Shares		Value(a)
Specialty Retail (1.6%)
Home Depot, Inc.	1,096,415	(d)	34,734,427
Staples, Inc.	546,922	(d)	11,441,608

Total			46,176,035

Tobacco (3.5%)
Lorillard, Inc.	946,571		76,019,117
Philip Morris International, Inc.	419,129	(d)	23,479,607

Total			99,498,724

Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	2,712,318	(b,d)	12,558,032

Total Common Stocks (Cost: $2,390,282,696)			$2,802,900,161

Bonds (0.5%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$10,155,000	$15,127,294

Total Bonds (Cost: $10,155,000)			$15,127,294

Money Market Fund (2.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	61,255,321	(e)	$61,255,321

Total Money Market Fund (Cost: $61,255,321)			$61,255,321

Investments of Cash Collateral Received for Securities on Loan (18.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Amsterdam Funding Corp.
10-08-10	0.501%	$4,993,611	$4,993,611
Argento Variable Funding Company LLC
10-25-10	0.300	4,998,917	4,998,917
Grampian Funding LLC
10-04-10	0.280	4,999,456	4,999,456
10-04-10	0.290	2,499,718	2,499,718
10-05-10	0.290	9,997,744	9,997,744
Rheingold Securitization
10-15-10	0.621	4,993,025	4,993,025
Thames Asset Global Securities
10-13-10	0.511	9,986,825	9,986,825

Total			42,469,296

Certificates of Deposit (10.3%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
Barclays Bank PLC
10-29-10	0.340	8,000,000	8,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
BNP Paribas
10-15-10	0.327	10,000,000	10,000,000
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
12-20-10	0.350	9,991,161	9,991,161
Credit Agricole
10-12-10	0.327	30,000,000	30,000,000
Credit Industrial et Commercial
11-05-10	0.500	5,000,191	5,000,191
11-19-10	0.410	10,000,128	10,000,128
01-04-11	0.470	5,000,000	5,000,000
Deutsche Bank AG
12-06-10	0.438	12,000,000	12,000,000
01-10-11	0.468	9,999,735	9,999,735
DZ Bank AG
10-13-10	0.340	9,997,167	9,997,167
11-16-10	0.360	10,000,000	10,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	6,000,000	6,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	25,000,000	25,000,000
KBC Bank NV
10-13-10	0.425	5,997,876	5,997,876
10-20-10	0.350	9,997,084	9,997,084
La Banque Postale
11-16-10	0.345	6,995,910	6,995,910
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	5,000,000	5,000,000
National Australia Bank Ltd.
03-17-11	0.307	15,000,000	15,000,000
National Bank of Canada
03-21-11	0.400	11,000,000	11,000,000
Natixis
12-23-10	0.400	4,994,950	4,994,950
12-23-10	0.400	4,994,950	4,994,950
Norinchukin Bank
11-22-10	0.310	2,998,399	2,998,399
11-24-10	0.335	5,000,063	5,000,063
Skandinaviska Enskilda Banken AB
10-21-10	0.295	9,997,542	9,997,542
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-10-10	0.490	8,000,000	8,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	10,000,000	10,000,000
10-20-10	0.290	5,000,000	5,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	9,991,161	9,991,161

Total			295,945,126

Commercial Paper (0.5%)
Belmont Funding LLC
10-18-10	0.530	9,995,289	9,995,289
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	4,993,554	4,993,554

Total			14,988,843

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
10-01-10	0.550	4,000,000	4,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	7,000,000	7,000,000

Total			11,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.5%)(f)
Barclays Capital, Inc. dated 03-22-10, matures 10-29-10, repurchase price
$20,007,250	0.450%	$20,000,000	$20,000,000
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price
$27,718,299	0.280	27,718,084	27,718,084
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$60,000,633	0.380	60,000,000	60,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$25,000,208	0.300	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$5,000,056	0.400	5,000,000	5,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$5,000,069	0.500	5,000,000	5,000,000
RBS Securities, Inc. dated 04-01-10, matures 11-04-10, repurchase price
$15,006,563	0.450	15,000,000	15,000,000

Total			157,718,084

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $522,121,349)			$522,121,349

Total Investments in Securities
(Cost: $2,983,814,366)			$3,401,404,125

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.68% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.450%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$1,386,563
Citigroup Commercial Mortgage Trust	1,356,302
Commercial Mortgage Pass Through Certificates	1,803,138
Credit Suisse Mortgage Capital Certificates	344,679
Granite Master Issuer PLC	3,955,577
JP Morgan Chase Commercial Mortgage Securities Corp	2,188,604
LB Commercial Conduit Mortgage Trust	1,686,042
Merrill Lynch Mortgage Trust	1,744,067
Morgan Stanley Capital I	1,785,575
Paragon Mortgages PLC	3,269,901
Wachovia Bank Commercial Mortgage Trust	1,479,552

Total market value of collateral securities	$21,000,000

BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$17,813,178
Freddie Mac Gold Pool	2,914,965
Freddie Mac Non Gold Pool	2,993,606
Ginnie Mae I Pool	3,016,237
Ginnie Mae II Pool	1,534,459

Total market value of collateral securities	$28,272,445

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$119,005
Fannie Mae Interest Strip	293,210
Fannie Mae Pool	8,591,941
Fannie Mae Principal Strip	323,479
Fannie Mae REMICS	11,115,030
Fannie Mae Whole Loan	276,656
FHLMC Multifamily Structured Pass Through Certificates	99,331
FHLMC Structured Pass Through Securities	539,032
Freddie Mac Non Gold Pool	3,954,496
Freddie Mac Reference REMIC	49,405
Freddie Mac REMICS	2,744,317
Freddie Mac Strips	490,535
Ginnie Mae I Pool	1,538,370
Ginnie Mae II Pool	5,900,083
Government National Mortgage Association	6,231,115
United States Treasury Inflation Indexed Bonds	430,095
United States Treasury Note/Bond	15,824,195
United States Treasury Strip Coupon	2,154,128
United States Treasury Strip Principal	427,166
Cash Collateral In Lieu Of Securities	96,482

Total market value of collateral securities	$61,198,071

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$13,195,825
Fannie Mae REMICS	7,818,451
Government National Mortgage Association	4,485,761

Total market value of collateral securities	$25,500,037

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$2,054,467
Fannie Mae REMICS	194,603
Fannie Mae Whole Loan	5,403
Federal National Mortgage Association	287,593
Freddie Mac Gold Pool	587,774
Freddie Mac Non Gold Pool	111,503
Freddie Mac REMICS	483,403
Ginnie Mae I Pool	403,615
Ginnie Mae II Pool	208,384
Government National Mortgage Association	46,019
United States Treasury Inflation Indexed Bonds	74
United States Treasury Note/Bond	621,295
United States Treasury Strip Coupon	4,145
United States Treasury Strip Principal	91,722

Total market value of collateral securities	$5,100,000

RBS Securities, Inc. (0.450%)

Security description	Value (a)

American Home Mortgage Investment Trust	$332,751
Banc of America Commercial Mortgage Inc	1,190,686
Banc of America Large Loan Inc	744,759
Bear Stearns Commercial Mortgage Securities	411,293
Bella Vista Mortgage Trust	16,137
CC Mortgage Funding Corp	97,442
Citigroup/Deutsche Bank Commercial Mortgage Trust	73,327
Commercial Mortgage Pass Through Certificates	4,271
Countrywide Home Loan Mortgage Pass Through Trust	73,207
Credit Suisse First Boston Mortgage Securities Corp	232,438
Credit Suisse Mortgage Capital Certificates	317,274
First Horizon Alternative Mortgage Securities	18,387
First Republic Mortgage Loan Trust	364,001
Greenwich Capital Commercial Funding Corp	78,770
GS Mortgage Securities Corp II	593,084
Harborview Mortgage Loan Trust	66,326
JP Morgan Chase Commercial Mortgage Securities Corp	3,490,370
LB-UBS Commercial Mortgage Trust	61,280
MLCC Mortgage Investors Inc	1,618
Morgan Stanley Capital I	725,340
Sequoia Mortgage Trust	2,155
Wachovia Bank Commercial Mortgage Trust	6,419,745
WaMu Mortgage Pass Through Certificates	410,538
Wells Fargo Mortgage Backed Securities Trust	25,014

Total market value of collateral securities	$15,750,213

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$2,802,900,161	$—	$—	$2,802,900,161

Total Equity Securities	2,802,900,161	—	—	2,802,900,161

Bonds
Corporate Debt Securities	—	15,127,294	—	15,127,294

Total Bonds	—	15,127,294	—	15,127,294

Other
Affiliated Money Market Fund(c)	61,255,321	—	—	61,255,321
Investments of Cash Collateral Received for Securities on Loan	—	522,121,349	—	522,121,349

Total Other	61,255,321	522,121,349	—	583,376,670

Total	$2,864,155,482	$537,248,643	$—	$3,401,404,125

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $5,151,991. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
RiverSource VP — Dynamic Equity Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.9%)
Ceradyne, Inc.	13,439	(b,d)	$313,801
General Dynamics Corp.	89,601		5,627,839
Lockheed Martin Corp.	102,652		7,317,035
Northrop Grumman Corp.	21,442	(d)	1,300,028
Raytheon Co.	231,278		10,571,717
Rockwell Collins, Inc.	18,253		1,063,237
United Technologies Corp.	150,462		10,717,408

Total			36,911,065

Air Freight & Logistics (0.1%)
CH Robinson Worldwide, Inc.	16,342	(d)	1,142,633

Airlines (—%)
Alaska Air Group, Inc.	11,104	(b,d)	566,637

Auto Components (0.1%)
Cooper Tire & Rubber Co.	16,699	(d)	327,801
Fuel Systems Solutions, Inc.	26,100	(b)	1,020,771

Total			1,348,572

Automobiles (0.3%)
Ford Motor Co.	307,957	(b,d)	3,769,394

Beverages (1.8%)
Boston Beer Co., Inc., Class A	13,200	(b,d)	882,684
The Coca-Cola Co.	383,898		22,465,711

Total			23,348,395

Biotechnology (2.7%)
Amgen, Inc.	158,455	(b)	8,732,455
Biogen Idec, Inc.	368,600	(b)	20,685,832
Cephalon, Inc.	19,352	(b,d)	1,208,339
PDL BioPharma, Inc.	890,010	(d)	4,681,453

Total			35,308,079

Capital Markets (1.0%)
BGC Partners, Inc., Class A	51,731	(d)	308,834
Franklin Resources, Inc.	40,458		4,324,960
MVC Capital, Inc.	14,603	(d)	189,401
T Rowe Price Group, Inc.	14,223	(d)	712,075
The Goldman Sachs Group, Inc.	53,800		7,778,404

Total			13,313,674

Chemicals (1.6%)
Eastman Chemical Co.	14,651		1,084,174
EI du Pont de Nemours & Co.	27,132	(d)	1,210,630

Issuer	Shares		Value(a)
Innophos Holdings, Inc.	7,688	(d)	254,473
Lubrizol Corp.	124,000		13,140,280
NewMarket Corp.	3,656	(d)	415,614
PPG Industries, Inc.	46,264		3,368,019
Stepan Co.	12,515	(d)	739,762

Total			20,212,952

Commercial Banks (3.2%)
Bancfirst Corp.	5,779	(d)	233,818
CIT Group, Inc.	494,000	(b)	20,165,080
Fifth Third Bancorp	163,029	(d)	1,961,239
KeyCorp	45,706	(d)	363,820
PNC Financial Services Group, Inc.	283,343		14,708,335
SunTrust Banks, Inc.	136,965		3,537,806

Total			40,970,098

Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	26,470	(d)	982,566
Pitney Bowes, Inc.	40,215	(d)	859,797
RR Donnelley & Sons Co.	554,674		9,407,271

Total			11,249,634

Communications Equipment (0.4%)
Harris Corp.	8,838	(d)	391,435
InterDigital, Inc.	89,500	(b,d)	2,650,095
Loral Space & Communications, Inc.	2,019	(b,d)	105,392
Plantronics, Inc.	12,335	(d)	416,676
Tellabs, Inc.	144,979		1,080,094

Total			4,643,692

Computers & Peripherals (5.5%)
Apple, Inc.	178,251	(b,e)	50,578,722
Dell, Inc.	461,894	(b)	5,986,146
Lexmark International, Inc., Class A	184,948	(b)	8,252,380
NetApp, Inc.	119,351	(b,d)	5,942,486

Total			70,759,734

Consumer Finance (0.8%)
AmeriCredit Corp.	156,400	(b)	3,825,544
Discover Financial Services	217,704		3,631,303
Ezcorp, Inc., Class A	47,301	(b,d)	947,912
SLM Corp.	136,105	(b)	1,572,013

Total			9,976,772

Containers & Packaging (—%)
Rock-Tenn Co., Class A	4,576	(d)	227,931

Diversified Consumer Services (0.1%)
Pre-Paid Legal Services, Inc.	13,256	(b,d)	828,368
Sotheby’s	8,543	(d)	314,553

Total			1,142,921

Diversified Financial Services (2.4%)
Citigroup, Inc.	5,937,160	(b)	23,154,924
JPMorgan Chase & Co.	198,400		7,553,088

Total			30,708,012

Issuer	Shares		Value(a)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	755,021	(d)	21,593,601
Verizon Communications, Inc.	475,410		15,493,612

Total			37,087,213

Electric Utilities (2.2%)
Edison International	34,626		1,190,788
El Paso Electric Co.	38,800	(b,d)	922,664
Entergy Corp.	58,300		4,461,699
Exelon Corp.	440,876		18,772,500
FirstEnergy Corp.	77,401	(d)	2,983,035

Total			28,330,686

Electrical Equipment (1.3%)
Emerson Electric Co.	323,345	(d)	17,027,348

Electronic Equipment, Instruments & Components (0.5%)
Anixter International, Inc.	12,237	(b,d)	660,676
Dolby Laboratories, Inc., Class A	64,300	(b,d)	3,652,882
Tyco Electronics Ltd.	74,271	(c)	2,170,199

Total			6,483,757

Energy Equipment & Services (1.5%)
Diamond Offshore Drilling, Inc.	17,497	(d)	1,185,772
Halliburton Co.	102,244		3,381,209
National Oilwell Varco, Inc.	156,272		6,949,416
Noble Corp.	9,518	(c)	321,613
Parker Drilling Co.	59,414	(b,d)	258,451
Rowan Companies, Inc.	244,132	(b)	7,411,847

Total			19,508,308

Food & Staples Retailing (1.7%)
Walgreen Co.	78,689	(d)	2,636,082
Wal-Mart Stores, Inc.	368,410		19,717,303

Total			22,353,385

Food Products (1.8%)
Cal-Maine Foods, Inc.	7,538	(d)	218,451
Del Monte Foods Co.	168,300		2,206,413
Hormel Foods Corp.	20,230	(d)	902,258
Lancaster Colony Corp.	17,200	(d)	817,000
The Hershey Co.	389,500	(d)	18,536,305

Total			22,680,427

Gas Utilities (1.1%)
Questar Corp.	761,800	(d)	13,354,354
UGI Corp.	47,800	(d)	1,367,558

Total			14,721,912

Health Care Equipment & Supplies (0.6%)
Becton Dickinson and Co.	16,572	(d)	1,227,985
CR Bard, Inc.	8,989	(d)	731,974
Medtronic, Inc.	141,052		4,736,526
St. Jude Medical, Inc.	11,784	(b)	463,583

Total			7,160,068

Issuer	Shares		Value(a)
Health Care Providers & Services (3.2%)
AMERIGROUP Corp.	9,163	(b,d)	389,153
AmerisourceBergen Corp.	42,395	(d)	1,299,831
Cardinal Health, Inc.	20,573		679,732
Express Scripts, Inc.	42,630	(b)	2,076,081
Humana, Inc.	221,270	(b)	11,116,604
Magellan Health Services, Inc.	2,325	(b,d)	109,833
McKesson Corp.	18,754		1,158,622
UnitedHealth Group, Inc.	683,387		23,993,717
Universal American Corp.	12,166	(d)	179,449

Total			41,003,022

Hotels, Restaurants & Leisure (0.4%)
Chipotle Mexican Grill, Inc.	16,980	(b,d)	2,920,560
Wyndham Worldwide Corp.	92,220	(d)	2,533,283

Total			5,453,843

Household Durables (0.1%)
National Presto Industries, Inc.	2,241	(d)	238,599
Newell Rubbermaid, Inc.	83,217	(d)	1,482,095

Total			1,720,694

Household Products (0.1%)
Kimberly-Clark Corp.	21,300		1,385,565

Industrial Conglomerates (2.7%)
3M Co.	106,811		9,261,582
General Electric Co.	1,551,736		25,215,710
Seaboard Corp.	195	(d)	345,345

Total			34,822,637

Insurance (5.7%)
Aflac, Inc.	137,829		7,127,138
Allied World Assurance Co. Holdings Ltd.	41,600	(c,d)	2,354,144
American Equity Investment Life Holding Co.	104,000	(d)	1,064,960
American Financial Group, Inc.	43,800		1,339,404
Amtrust Financial Services, Inc.	8,321	(d)	120,821
AON Corp.	363,301	(d)	14,208,701
Assurant, Inc.	58,511		2,381,398
Brown & Brown, Inc.	151,200		3,052,728
Chubb Corp.	87,180	(d)	4,968,388
CNO Financial Group, Inc.	94,345	(b,d)	522,671
Hartford Financial Services Group, Inc.	123,843		2,842,197
Horace Mann Educators Corp.	20,251	(d)	360,063
Lincoln National Corp.	116,519		2,787,134
Meadowbrook Insurance Group, Inc.	21,843	(d)	195,932
Montpelier Re Holdings Ltd.	48,495	(c,d)	839,933
National Financial Partners Corp.	20,492	(b,d)	259,634
Protective Life Corp.	333,400	(d)	7,254,784
Prudential Financial, Inc.	34,011		1,842,716
Reinsurance Group of America, Inc.	144,900	(d)	6,997,221
The Allstate Corp.	303,741		9,583,028
Torchmark Corp.	30,449	(d)	1,618,060
Tower Group, Inc.	7,998	(d)	186,753
Unum Group	52,131		1,154,702

Total			73,062,510

Internet Software & Services (0.3%)
Earthlink, Inc.	446,669	(d)	4,060,221

Issuer	Shares		Value(a)
IT Services (4.1%)
CSG Systems International, Inc.	36,700	(b)	669,041
DST Systems, Inc.	27,500		1,233,100
IBM Corp.	290,900		39,021,326
Teradata Corp.	272,900	(b)	10,523,024

Total System Services, Inc.	42,766	(d)	651,754

Total			52,098,245

Leisure Equipment & Products (0.1%)
Mattel, Inc.	35,382		830,062
Polaris Industries, Inc.	2,814	(d)	183,191

Total			1,013,253

Machinery (1.3%)
Caterpillar, Inc.	55,053	(d)	4,331,570
Eaton Corp.	8,632		712,054
Flowserve Corp.	14,136		1,546,761
Illinois Tool Works, Inc.	31,469	(d)	1,479,672
Ingersoll-Rand PLC	18,207	(c)	650,172
NACCO Industries, Inc., Class A	7,030	(d)	614,352
The Toro Co.	120,000	(d)	6,747,600

Total			16,082,181

Media (3.0%)
Gannett Co., Inc.	104,953	(d)	1,283,575
Liberty Media Corp. — Starz, Series A	42,800	(b,h)	2,776,864
The McClatchy Co., Class A	196,400	(b,d)	771,852
Time Warner, Inc.	684,800		20,989,121
Valassis Communications, Inc.	276,100	(b,d)	9,357,029
Viacom, Inc., Class B	84,655		3,063,664

Total			38,242,105

Metals & Mining (0.9%)
Freeport-McMoRan Copper & Gold, Inc.	132,436		11,308,710

Multiline Retail (1.2%)
Dillard’s, Inc., Class A	425,687	(d)	10,063,241
Dollar Tree, Inc.	63,400	(b)	3,091,384
Family Dollar Stores, Inc.	42,327		1,869,160
Macy’s, Inc.	11,523		266,066

Total			15,289,851

Multi-Utilities (0.6%)
DTE Energy Co.	12,851		590,246
NSTAR	41,100		1,617,285
OGE Energy Corp.	134,600		5,366,502

Total			7,574,033

Oil, Gas & Consumable Fuels (8.2%)
Apache Corp.	125,539		12,272,693
Bill Barrett Corp.	8,097	(b,d)	291,492
Chevron Corp.	403,614		32,712,915
ConocoPhillips	588,151		33,777,512
Exxon Mobil Corp.	196,046		12,113,682
Marathon Oil Corp.	29,784		985,850
Petroleum Development Corp.	8,544	(b,d)	235,814

Issuer	Shares		Value(a)
QEP Resources, Inc.	414,400		12,490,016
Swift Energy Co.	9,331	(b,d)	262,014
Valero Energy Corp.	21,422		375,099

Total			105,517,087

Paper & Forest Products (1.9%)
Clearwater Paper Corp.	39,506	(b)	3,005,616
Domtar Corp.	319,200	(c)	20,613,936
International Paper Co.	8,977		195,250
KapStone Paper and Packaging Corp.	27,264	(b,d)	330,985

Total			24,145,787

Personal Products (0.6%)
Herbalife Ltd.	99,500	(c)	6,004,825
Nu Skin Enterprises, Inc., Class A	76,485	(d)	2,202,768

Total			8,207,593

Pharmaceuticals (5.7%)
Abbott Laboratories	305,530		15,960,887
Bristol-Myers Squibb Co.	229,878	(d)	6,231,993
Eli Lilly & Co.	563,512		20,585,092
Forest Laboratories, Inc.	128,182	(b)	3,964,669
Impax Laboratories, Inc.	9,362	(b,d)	185,368
Johnson & Johnson	270,560		16,763,898
Par Pharmaceutical Companies, Inc.	11,919	(b,d)	346,605
Valeant Pharmaceuticals International, Inc.	350,719	(c,d)	8,785,500
Viropharma, Inc.	66,300	(b,d)	988,533

Total			73,812,545

Professional Services (0.7%)
Dun & Bradstreet Corp.	128,000	(d)	9,489,920

Real Estate Investment Trusts (REITs) (2.7%)
Anworth Mortgage Asset Corp.	24,681	(d)	175,976
Apartment Investment & Management Co., Class A	540,300		11,551,614
Capstead Mortgage Corp.	40,775	(d)	443,224
CBL & Associates Properties, Inc.	75,800	(d)	989,948
Chimera Investment Corp.	352,000		1,390,400
Colonial Properties Trust	103,200	(d)	1,670,808
Equity Residential	80,314		3,820,537
Hospitality Properties Trust	118,000		2,634,940
MFA Financial, Inc.	43,879	(d)	334,797
Simon Property Group, Inc.	82,622		7,662,364
Vornado Realty Trust	44,919	(d)	3,841,922

Total			34,516,530

Road & Rail (0.9%)
CSX Corp.	29,570		1,635,812
Ryder System, Inc.	221,802	(d)	9,486,472

Total			11,122,284

Semiconductors & Semiconductor Equipment (4.3%)
Advanced Micro Devices, Inc.	1,978,000	(b,d)	14,063,580
Intel Corp.	854,800		16,437,804
Teradyne, Inc.	18,491	(b,d)	205,990
Texas Instruments, Inc.	902,400	(d)	24,491,136

Total			55,198,510

Issuer	Shares		Value(a)
Software (3.4%)
Compuware Corp.	209,500	(b,d)	1,787,035
Intuit, Inc.	17,200	(b)	753,532
Manhattan Associates, Inc.	24,900	(b,d)	730,815
Microsoft Corp.	1,544,769		37,831,393
Oracle Corp.	101,500		2,725,275
TIBCO Software, Inc.	28,881	(b,d)	512,349

Total			44,340,399

Specialty Retail (4.3%)
Advance Auto Parts, Inc.	179,400		10,527,192
Aeropostale, Inc.	460,700	(b,d)	10,711,275
Home Depot, Inc.	159,285		5,046,149
Jo-Ann Stores, Inc.	15,191	(b,d)	676,759
JOS A Bank Clothiers, Inc.	6,803	(b,d)	289,876
Limited Brands, Inc.	110,035	(d)	2,946,737
Rent-A-Center, Inc.	281,279	(d)	6,295,024
Ross Stores, Inc.	128,700		7,029,594
The Cato Corp., Class A	11,568	(d)	309,560
The Childrens Place Retail Stores, Inc.	69,148	(b,d)	3,372,348
The Finish Line, Inc., Class A	501,700	(d)	6,978,647
The Gap, Inc.	29,963		558,510
TJX Companies, Inc.	24,217		1,080,805

Total			55,822,476

Textiles, Apparel & Luxury Goods (1.2%)
Coach, Inc.	8,198		352,186
Deckers Outdoor Corp.	175,730	(b,d)	8,779,471
Fossil, Inc.	8,831	(b)	475,019
NIKE, Inc., Class B	66,620		5,338,927
VF Corp.	4,459		361,268

Total			15,306,871

Tobacco (3.2%)
Lorillard, Inc.	263,300		21,145,623
Philip Morris International, Inc.	357,784		20,043,060

Total			41,188,683

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,849	(d)	257,918
H&E Equipment Services, Inc.	23,958	(b,d)	190,945
United Rentals, Inc.	40,157	(b,d)	595,930

Total			1,044,793

Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	819,753	(b,d)	3,795,456
USA Mobility, Inc.	13,522	(d)	216,758

Total			4,012,214

Total Common Stocks (Cost: $1,175,660,137)			$1,267,795,861

Money Market Fund (1.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	12,247,655	(f)	$12,247,655

Total Money Market Fund (Cost: $12,247,655)			$12,247,655

Investments of Cash Collateral Received for Securities on Loan (14.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.3%)
Argento Variable Funding Company LLC
10-12-10	0.300%	$999,733	$999,733
10-25-10	0.300	2,999,350	2,999,350
Thames Asset Global Securities
10-13-10	0.511	9,986,825	9,986,825
Versailles Commercial Paper LLC
10-26-10	0.380	4,996,622	4,996,622
Windmill Funding Corp.
10-08-10	0.501	9,987,223	9,987,223

Total			28,969,753

Certificates of Deposit (9.2%)
BNP Paribas
10-15-10	0.327	7,000,000	7,000,000
Caisse des Depots
12-13-10	0.345	4,995,644	4,995,644
Credit Agricole
10-12-10	0.327	12,000,000	12,000,000
Credit Industrial et Commercial
11-05-10	0.500	8,000,306	8,000,306
Deutsche Bank AG
12-06-10	0.438	5,000,000	5,000,000
Erste Bank der Oesterreichische
10-13-10	0.310	6,000,000	6,000,000
KBC Bank NV
10-13-10	0.425	3,998,584	3,998,584
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Lloyds Bank PLC
10-14-10	0.520	5,000,000	5,000,000
National Australia Bank Ltd.
03-17-11	0.307	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	5,000,000	5,000,000
Norinchukin Bank
10-28-10	0.350	2,501,510	2,501,510
11-08-10	0.350	2,501,609	2,501,609
11-24-10	0.335	5,000,063	5,000,063
Rabobank Group
10-27-10	0.306	5,000,000	5,000,000
11-03-10	0.318	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-21-10	0.340	4,995,707	4,995,707
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	4,000,000	4,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	9,991,160	9,991,160
Westpac Banking Corp.
11-04-10	0.298	10,000,000	10,000,000

Total			118,980,433

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Commercial Paper (0.5%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	6,990,976	6,990,976

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.6%)(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $3,064,972	0.280%	$3,064,948	$3,064,948
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $3,000,018	0.210	3,000,000	3,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,022	0.400	2,000,000	2,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $10,003,625	0.450	10,000,000	10,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $15,000,208	0.500	15,000,000	15,000,000

Total			33,064,948

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $191,006,110)			$191,006,110

Total Investments in Securities
(Cost: $1,378,913,902)			$1,471,049,626

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	70	$19,892,250	Dec. 2010	$262,134
Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.24% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	At Sept. 30, 2010, investments in securities included securities valued at $3,007,750 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$1,969,706
Freddie Mac Gold Pool	322,324
Freddie Mac Non Gold Pool	331,020
Ginnie Mae I Pool	333,523
Ginnie Mae II Pool	169,674

Total market value of collateral securities	$3,126,247

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$16,916
Fannie Mae REMICS	1,049,137
Freddie Mac Reference REMIC	33,802
Freddie Mac REMICS	1,494,139
Government National Mortgage Association	466,006

Total market value of collateral securities	$3,060,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$1,850,198
Freddie Mac Gold Pool	99,136
Freddie Mac Non Gold Pool	90,666

Total market value of collateral securities	$2,040,000

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$116,901
Grampian Funding Ltd/LLC	1,166,551
Intesa Funding LLC	1,071,529
Landesbank Hsn-Thurny	82,228
Nationwide Building Soc	2,525,000
Panasonic Finance AMC Inc	847,948
Royal Bank Of Scotland	1,049,303
Scaldis & Scaldis Jo	3,200,207
Unicredit Delaware	440,333

Total market value of collateral securities	$10,500,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$6,163,402
Fannie Mae REMICS	583,809
Fannie Mae Whole Loan	16,209
Federal National Mortgage Association	862,780
Freddie Mac Gold Pool	1,763,321
Freddie Mac Non Gold Pool	334,508
Freddie Mac REMICS	1,450,209
Ginnie Mae I Pool	1,210,845
Ginnie Mae II Pool	625,153
Government National Mortgage Association	138,057
United States Treasury Inflation Indexed Bonds	221
United States Treasury Note/Bond	1,863,885
United States Treasury Strip Coupon	12,434
United States Treasury Strip Principal	275,167

Total market value of collateral securities	$15,300,000

(h)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,267,795,861	$—	$—	$1,267,795,861

Total Equity Securities	1,267,795,861	—	—	1,267,795,861

Other
Affiliated Money Market Fund(c)	12,247,655	—	—	12,247,655
Investments of Cash Collateral Received for Securities on Loan	—	191,006,110	—	191,006,110

Total Other	12,247,655	191,006,110	—	203,253,765

Investments in Securities	1,280,043,516	191,006,110	—	1,471,049,626
Derivatives(d)
Assets
Futures Contracts	262,134	—	—	262,134

Total	$1,280,305,650	$191,006,110	$—	$1,471,311,760

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource VP — Global Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.4%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.2%)
Argentina Bonos
Senior Unsecured
09-12-13	7.000%	$2,322,000		$2,189,061
10-03-15	7.000	300,000		266,700
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	4,700,000	(j)	561,650

Total				3,017,411

Australia (1.6%)
Australia & New Zealand Banking Group Ltd.
(AUD)
11-08-11	6.500	1,680,000		1,639,753
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
05-01-12	6.000	16,230,000		15,917,451
Telstra Corp., Ltd.
Senior Unsecured
04-01-12	6.375	1,050,000		1,124,861
Westpac Banking Corp.
(AUD) Senior Unsecured
09-24-12	7.250	1,700,000		1,684,950
Woodside Finance Ltd.
11-10-14	4.500	3,535,000	(d)	3,791,179

Total				24,158,194

Austria (1.1%)
Austria Government Bond
(EUR)
07-15-14	4.300	11,175,000		16,718,761
Belgium (2.2%)
Belgium Government Bond
(EUR)
03-28-11	3.500	4,925,000		6,804,226
09-28-12	5.000	16,635,000		24,356,713
Fortis Bank SA/NV
(EUR) Senior Unsecured
05-30-14	4.500	1,910,000		2,760,404

Total				33,921,343

Bermuda (0.3%)
Bacardi Ltd.
04-01-14	7.450	810,000	(d)	957,839

	Coupon	Principal
Issuer	rate	amount		Value(a)
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	1,020,000	(d)	1,025,100
Weatherford International Ltd.
09-15-40	6.750	1,930,000		1,996,374

Total				3,979,313

Brazil (2.3%)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-16-18	6.369	1,165,000	(d)	1,328,100
06-10-19	6.500	2,260,000	(d)	2,591,179
Brazil Notas do Tesouro Nacional
(BRL)
01-01-12	10.000	2,178,000		12,967,585
01-01-13	10.000	2,242,900		13,107,395
Brazilian Government International Bond
01-15-18	8.000	1,129,167		1,349,919
Brazilian Government International Bond
(BRL)
01-05-16	12.500	2,400,000		1,635,719
Brazilian Government International Bond
Senior Unsecured
10-14-19	8.875	335,000		471,513
01-07-41	5.625	1,830,000		2,003,849

Total				35,455,259

Canada (2.6%)
Canadian Government Bond
(CAD)
06-01-18	4.250	2,600,000		2,834,144
Cascades, Inc.
12-15-17	7.750	1,765,000		1,840,012
Devon Financing Corp. ULC
09-30-11	6.875	355,000		375,560
EnCana Corp.
Senior Unsecured
11-01-11	6.300	95,000		100,236
Province of British Columbia Canada
(CAD)
06-18-14	5.300	6,140,000		6,679,153
Province of Ontario Canada
(CAD)
03-08-14	5.000	8,285,000		8,853,361
Province of Quebec Canada
(CAD)
12-01-17	4.500	11,100,000		11,800,722
Royal Bank of Canada
(EUR) Senior Unsecured
01-18-13	3.250	2,235,000		3,149,294
The Toronto-Dominion Bank
(EUR) Senior Unsecured
05-14-15	5.375	2,100,000		3,256,681
Thomson Reuters Corp.
Senior Unsecured
04-15-40	5.850	745,000		825,142

	Coupon	Principal
Issuer	rate	amount		Value(a)
TransAlta Corp.
Senior Unsecured
03-15-40	6.500	540,000		585,937

Total				40,300,242

Cayman Islands (0.4%)
Allstate Life Funding LLC
(GBP) Senior Secured
01-17-11	6.375	2,200,000		3,497,231
Pacific Life Funding LLC
(GBP) Secured
02-08-11	6.250	1,650,000		2,629,143

Total				6,126,374

Colombia (0.3%)
Colombia Government International Bond
09-18-37	7.375	1,350,000		1,778,625
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	550,000	(e)	695,750
01-18-41	6.125	1,665,000		1,885,511
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	455,000		550,550

Total				4,910,436

Czech Republic (0.2%)
Czech Republic Government Bond
(CZK)
06-16-13	3.700	42,800,000		2,478,416
Denmark (0.4%)
Nykredit Realkredit A/S
(DKK)
04-01-28	5.000	30,620,773		5,865,233
El Salvador (0.1%)
El Salvador Government International Bond
Senior Unsecured
01-24-23	7.750	760,000	(d)	858,800
France (4.7%)
BNP Paribas
(EUR) Senior Subordinated Notes
12-17-12	5.250	1,965,000		2,849,177
Caisse Refinancement de l’Habitat
(EUR)
10-11-10	4.375	250,000		341,126
Cie de Financement Foncier
09-16-15	2.500	3,900,000	(d)	3,925,960
Credit Agricole SA
(EUR) Senior Unsecured
06-24-13	6.000	1,950,000		2,930,189
EDF SA
(EUR) Senior Unsecured
02-05-18	5.000	1,450,000		2,234,563

	Coupon	Principal
Issuer	rate	amount		Value(a)
France Government Bond OAT
(EUR)
04-25-12	5.000	1,860,000		2,697,418
04-25-13	4.000	18,885,000		27,622,807
10-25-16	5.000	8,420,000		13,403,443
10-25-19	3.750	6,400,000		9,540,922
France Telecom SA
(EUR) Senior Unsecured
02-21-17	4.750	3,435,000		5,205,038
Veolia Environnement
(EUR) Senior Unsecured
01-16-17	4.375	1,050,000		1,549,729

Total				72,300,372

Germany (5.7%)
Bayerische Landesbank
(JPY)
04-22-13	1.400	576,000,000		6,983,691
Bundesrepublik Deutschland
(EUR)
01-04-15	3.750	5,250,000		7,863,326
07-04-19	3.500	7,100,000		10,685,514
07-04-27	6.500	13,140,000		26,773,739
07-04-28	4.750	5,110,000		8,808,956
07-04-34	4.750	12,725,000		22,738,542
Landwirtschaftliche Rentenbank
(AUD) Government Guaranteed
06-15-11	5.750	4,380,000		4,245,860

Total				88,099,628

Greece (0.5%)
Hellenic Republic Government Bond
(EUR) Senior Unsecured
03-20-24	4.700	8,380,000		7,132,632
Indonesia (1.6%)
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	1,880,000	(d)	2,274,800
03-13-20	5.875	300,000	(d)	346,125
02-17-37	6.625	400,000	(d)	490,000
01-17-38	7.750	610,000	(d)	834,175
Indonesia Treasury Bond
(IDR) Senior Unsecured
05-15-16	10.750	26,710,000,000		3,464,963
11-15-20	11.000	70,820,000,000		9,831,614
07-15-22	10.250	53,607,000,000		7,087,134

Total				24,328,811

Ireland (—%)
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	379,000	(d)	389,423
Italy (3.1%)
Intesa Sanpaolo SpA
(EUR) Senior Unsecured
12-19-13	5.375	1,200,000		1,762,311

	Coupon	Principal
Issuer	rate	amount		Value(a)
Italy Buoni Poliennali Del Tesoro
(EUR)
04-15-12	4.000	6,060,000		8,525,807
08-01-15	3.750	2,410,000		3,426,504
02-01-19	4.250	8,530,000		12,166,211
11-01-26	7.250	10,475,191		18,688,041
11-01-27	6.500	1,800,000		3,013,881

Total				47,582,755

Japan (11.6%)
Bayer Holding Ltd.
(JPY)
06-28-12	1.955	130,000,000		1,571,092
Development Bank of Japan
(JPY) Government Guaranteed
06-20-12	1.400	1,227,000,000		14,974,957
Japan Government 10-Year Bond
(JPY) Senior Unsecured
06-20-12	1.400	295,600,000		3,618,216
12-20-12	1.000	2,229,500,000		27,214,297
12-20-14	1.300	716,000,000		8,955,473
09-20-17	1.700	2,538,000,000		33,020,148
Japan Government 20-Year Bond
(JPY) Senior Unsecured
12-20-22	1.400	1,463,000,000		17,905,213
12-20-26	2.100	2,383,000,000		30,916,877
09-20-29	2.100	945,000,000		12,121,960
Japan Government 30-Year Bond
(JPY) Senior Unsecured
12-20-34	2.400	890,000,000		11,930,585
03-20-39	2.300	420,000,000		5,552,941
Japanese Government CPI-Linked Bond
(JPY) Senior Unsecured
03-10-18	1.400	1,088,056,000	(h)	13,122,631

Total				180,904,390

Kazakhstan (0.1%)
KazMunaiGaz Finance Sub BV
07-02-18	9.125	750,000	(d)	904,688
Lithuania (0.1%)
Lithuania Government International Bond
Senior Unsecured
09-14-17	5.125	2,205,000	(d)	2,185,706
Luxembourg (0.3%)
ArcelorMittal
Senior Unsecured
06-01-19	9.850	2,965,000		3,810,932
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	1,256,000	(d)	1,188,451
Telecom Italia Capital SA
07-18-36	7.200	110,000		118,282

Total				5,117,665

	Coupon	Principal
Issuer	rate	amount		Value(a)
Malaysia (0.6%)
Petronas Capital Ltd.
05-22-12	7.000	315,000	(d)	341,870
05-22-12	7.000	1,895,000	(d)	2,057,907
08-12-19	5.250	6,025,000	(d)	6,740,169

Total				9,139,946

Mexico (1.5%)
Mexican Bonos
(MXN)
12-19-13	8.000	76,600,000		6,536,195
12-17-15	8.000	171,680,000		15,016,193
Mexican Government International Bond
Senior Unsecured
09-27-34	6.750	315,000		391,388
Pemex Project Funding Master Trust
03-01-18	5.750	1,513,000		1,658,147
05-03-19	8.000	100,000		124,000

Total				23,725,923

Netherlands (3.8%)
Allianz Finance II BV
(EUR)
11-23-16	4.000	750,000		1,095,810
BMW Finance NV
(EUR)
09-19-13	8.875	1,950,000		3,146,028
Deutsche Telekom International Finance BV
(EUR)
01-19-15	4.000	3,755,000		5,418,902
Deutsche Telekom International Finance BV
(GBP)
12-09-10	6.250	1,190,000		1,884,674
E.ON International Finance BV
(EUR)
10-02-17	5.500	1,040,000		1,667,643
ING Groep NV
(EUR) Senior Unsecured
05-31-17	4.750	3,125,000		4,522,472
Netherlands Government Bond
(EUR)
07-15-12	5.000	9,920,000		14,503,751
07-15-13	4.250	8,141,000		12,062,434
07-15-20	3.500	7,930,000		11,731,527
Rabobank Nederland NV
(EUR) Senior Unsecured
04-04-12	4.125	2,290,000		3,249,940

Total				59,283,181

New Zealand (1.1%)
ANZ National International Ltd.
Bank Guaranteed
08-10-15	3.125	3,730,000	(d)	3,780,016
New Zealand Government Bond
(NZD) Senior Unsecured
04-15-13	6.500	16,830,000		13,135,362

Total				16,915,378

	Coupon	Principal
Issuer	rate	amount		Value(a)
Norway (1.0%)
Norway Government Bond
(NOK)
05-16-11	6.000	88,545,000		15,385,336
Philippine Islands (0.3%)
Philippine Government International Bond
Senior Unsecured
01-14-31	7.750	1,645,000		2,187,850
10-23-34	6.375	300,000		349,500
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	2,000,000	(d,e)	2,420,000
12-02-24	7.390	200,000	(d)	245,825

Total				5,203,175

Poland (1.7%)
Poland Government Bond
(PLN)
04-25-13	5.250	23,790,000		8,273,935
10-25-17	5.250	54,320,000		18,659,203

Total				26,933,138

Qatar (0.3%)
Qatar Government International Bond
Senior Notes
04-09-19	6.550	1,100,000	(d,e)	1,319,985
01-20-40	6.400	200,000	(d)	238,000
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	1,800,000	(d)	1,889,897
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Senior Secured
09-30-14	5.500	890,000	(d)	974,448

Total				4,422,330

Russia (0.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
03-05-14	5.670	470,000	(d)	491,652
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	600,000	(d)	639,000
08-16-37	7.288	570,000	(d)	634,866
Russian Foreign Bond — Eurobond
03-31-30	7.500	3,896,200	(d)	4,667,414

Total				6,432,932

South Africa (0.5%)
South Africa Government Bond
(ZAR) Senior Unsecured
12-21-14	8.750	52,890,000		7,995,920
South Korea (0.4%)
Export-Import Bank of Korea
Senior Unsecured
01-21-14	8.125	3,430,000		3,987,059
01-14-15	5.875	1,820,000		2,037,376

Total				6,024,435

	Coupon	Principal
Issuer	rate	amount		Value(a)
Spain (3.0%)
Ayt Cedulas Cajas Global
(EUR)
06-14-18	4.250	4,900,000		6,076,125
Caja de Ahorros y Monte de Piedad de Madrid
(EUR)
03-25-11	3.500	5,800,000		7,917,983
Instituto de Credito Oficial
(AUD) Government Guaranteed
03-08-11	5.500	3,840,000		3,689,541
Santander International Debt SA
(EUR) Bank Guaranteed
04-11-11	5.125	5,000,000		6,915,185
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	2,800,000	(d,q)	2,799,716
Spain Government Bond
(EUR)
07-30-17	5.500	6,950,000		10,478,808
Telefonica Emisiones SAU
01-15-15	4.949	5,080,000		5,558,445
Telefonica Emisiones SAU
(EUR)
02-02-16	4.375	1,850,000		2,626,067

Total				46,061,870

Supra-National (1.0%)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	2,620,000		3,270,991
European Investment Bank
(GBP) Senior Unsecured
12-07-11	5.500	7,685,000		12,719,607

Total				15,990,598

Sweden (1.0%)
Sweden Government Bond
(SEK)
05-05-14	6.750	86,540,000		15,014,466
Turkey (0.3%)
Turkey Government International Bond
Senior Unsecured
07-14-17	7.500	950,000		1,151,875
11-07-19	7.500	225,000		276,188
06-05-20	7.000	1,330,000		1,592,675
03-17-36	6.875	1,010,000		1,174,125

Total				4,194,863

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Kingdom (3.5%)
MetLife of Connecticut
(JPY)
05-24-12	0.653	400,000,000	(i)	4,594,705
SABMiller PLC
Senior Unsecured
07-15-18	6.500	1,500,000	(d)	1,805,382
United Kingdom Gilt
(GBP)
03-07-19	4.500	6,900,000		12,233,984
03-07-25	5.000	1,965,000		3,621,103
12-07-27	4.250	5,500,000		9,317,165
03-07-36	4.250	4,360,000		7,258,243
12-07-38	4.750	5,200,000		9,373,376
12-07-49	4.250	3,750,000		6,274,858

Total				54,478,816

United States (35.0%)
Ally Financial, Inc.
09-15-20	7.500	1,450,000	(d,e)	1,547,875
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	856,000	(d,e)	866,700
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	1,380,000		1,506,862
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	2,595,000	(d)	3,023,873
11-15-14	5.375	5,215,000	(d)	5,853,566
Ashland, Inc.
06-01-17	9.125	605,000		692,725
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	5,675,000		6,599,876
Ball Corp.
03-15-18	6.625	500,000		526,250
09-01-19	7.375	95,000		103,313
09-15-20	6.750	538,000		571,625
Bank of America Corp.
(GBP) Senior Unsecured
02-02-11	0.835	2,850,000	(i)	4,467,963
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	6,145,000		6,514,316
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	250,000	(d)	258,750
01-15-20	6.875	219,000	(d,e)	228,855
Burlington Northern Santa Fe LLC
Senior Unsecured
05-01-40	5.750	2,355,000		2,598,919
Cardtronics, Inc.
09-01-18	8.250	550,000		574,750
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	2,445,000	(d)	2,701,725
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	487,000	(d)	505,263
Celanese U.S. Holdings LLC
10-15-18	6.625	656,000	(d,e)	669,120
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	2,575,000		2,639,226

	Coupon	Principal
Issuer	rate	amount		Value(a)
CF Industries, Inc.
05-01-18	6.875	240,000		258,000
05-01-20	7.125	240,000		261,900
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	650,000	(d)	689,000
Chesapeake Energy Corp.
08-15-20	6.625	1,645,000		1,719,024
CIT Group, Inc.
Senior Secured
05-01-16	7.000	1,630,000		1,605,550
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	11,510,381	(d)	11,562,146
Citigroup, Inc.
(EUR) Senior Unsecured
08-02-19	5.000	1,905,000		2,663,991
Citigroup, Inc.
Senior Unsecured
05-15-18	6.125	2,495,000		2,722,075
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class ASB
07-15-44	5.396	1,075,000	(f)	1,157,890
Clorox Co.
Senior Unsecured
03-01-13	5.000	55,000		60,026
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	2,231,000		2,629,055
Comcast Corp.
03-15-11	5.500	3,450,000		3,526,226
07-01-39	6.550	2,385,000		2,699,889
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.567	450,000	(d,f,i)	397,785
Cott Beverages USA, Inc.
09-01-18	8.125	99,000	(d)	104,816
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKS4 Class A1
11-15-36	4.485	410,054	(f)	411,440
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1 Class A4
01-15-37	4.750	4,225,000	(f)	4,462,998
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	99,623	(f)	100,901
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	986,000		1,046,393
CSC Holdings LLC
Senior Unsecured
02-15-19	8.625	220,000		247,500
Del Monte Corp.
10-15-19	7.500	1,110,000		1,197,413
Denbury Resources, Inc.
04-01-13	7.500	560,000		569,800
03-01-16	9.750	885,000		993,413
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	4,385,000		4,427,687

	Coupon	Principal
Issuer	rate	amount		Value(a)
DISH DBS Corp.
10-01-14	6.625	1,441,000		1,505,845
02-01-16	7.125	710,000		746,388
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	5,075,000		5,827,714
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	375,000		390,126
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	2,200,000		2,513,438
Duke Energy Indiana, Inc.
1st Mortgage
08-15-38	6.350	1,770,000		2,176,981
Dunkin Securitization
Series 2006-1 Class A2 (AMBAC)
06-20-31	5.779	2,125,000	(d,k)	2,137,665
El Paso Corp.
Senior Unsecured
09-15-20	6.500	1,305,000	(d)	1,327,838
Embarq Corp.
Senior Unsecured
06-01-36	7.995	3,310,000		3,519,288
Energy Transfer Equity LP
10-15-20	7.500	835,000		878,838
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	875,000	(d)	899,063
ERAC USA Finance LLC
10-15-37	7.000	2,965,000	(d)	3,415,826
Esterline Technologies Corp.
08-01-20	7.000	40,000	(d)	41,400
Federal Home Loan Mortgage Corp. #A11799
08-01-33	6.500	65,595	(f)	72,638
Federal Home Loan Mortgage Corp. #A15881
11-01-33	5.000	583,867	(f)	623,251
Federal Home Loan Mortgage Corp. #E01377
05-01-18	4.500	261,090	(f)	275,479
Federal Home Loan Mortgage Corp. #E91326
09-01-17	6.500	59,229	(f)	64,344
Federal Home Loan Mortgage Corp. #E99967
10-01-18	5.000	307,448	(f)	331,904
Federal Home Loan Mortgage Corp. #G01535
04-01-33	6.000	514,303	(f)	573,881
Federal National Mortgage Association
10-15-14	4.625	9,850,000	(e)	11,161,311
Federal National Mortgage Association #254632
02-01-18	5.500	700,168	(f)	759,268
Federal National Mortgage Association #254686
04-01-18	5.500	835,340	(f)	905,849
Federal National Mortgage Association #254722
05-01-18	5.500	439,581	(f)	476,685
Federal National Mortgage Association #255079
02-01-19	5.000	2,591,929	(f)	2,766,219
Federal National Mortgage Association #255377
08-01-34	7.000	213,304	(f)	238,249

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #440730
12-01-28	6.000	357,209	(f)	392,545
Federal National Mortgage Association #555417
05-01-33	6.000	573,325	(f)	631,238
Federal National Mortgage Association #555528
04-01-33	6.000	943,968	(f)	1,037,551
Federal National Mortgage Association #555531
06-01-33	5.500	1,374,366	(f)	1,476,666
Federal National Mortgage Association #555734
07-01-23	5.000	337,828	(f)	358,940
Federal National Mortgage Association #555740
08-01-18	4.500	147,153	(f)	156,298
Federal National Mortgage Association #555851
01-01-33	6.500	2,090,373	(f)	2,336,374
Federal National Mortgage Association #575487
04-01-17	6.500	133,054	(f)	143,913
Federal National Mortgage Association #621581
12-01-31	6.500	196,145	(f)	219,520
Federal National Mortgage Association #631315
02-01-17	5.500	91,203	(f)	99,759
Federal National Mortgage Association #639965
08-01-17	6.000	319,997	(f)	346,689
Federal National Mortgage Association #640996
05-01-32	7.500	118,576	(f)	135,447
Federal National Mortgage Association #646147
06-01-32	7.000	117,743	(f)	133,718
Federal National Mortgage Association #652284
08-01-32	6.500	100,479	(f)	112,115
Federal National Mortgage Association #653145
07-01-17	6.000	56,322	(f)	61,047
Federal National Mortgage Association #654121
09-01-17	6.000	238,552	(f)	259,178
Federal National Mortgage Association #655589
08-01-32	6.500	529,902	(f)	592,751
Federal National Mortgage Association #666424
08-01-32	6.500	100,561	(f)	112,207
Federal National Mortgage Association #670461
11-01-32	7.500	74,763	(f)	85,401
Federal National Mortgage Association #684595
03-01-33	6.000	326,844	(f)	359,246
Federal National Mortgage Association #687583
04-01-33	6.000	1,157,223	(f)	1,279,017
Federal National Mortgage Association #688034
03-01-33	5.500	155,048	(f)	167,702
Federal National Mortgage Association #688691
03-01-33	5.500	243,358	(f)	261,472
Federal National Mortgage Association #720786
09-01-33	5.500	739,869	(f)	794,941
Federal National Mortgage Association #725162
02-01-34	6.000	1,043,800	(f)	1,144,671
Federal National Mortgage Association #725232
03-01-34	5.000	512,494	(f)	544,155
Federal National Mortgage Association #725424
04-01-34	5.500	2,740,751	(f)	2,944,757
Federal National Mortgage Association #735029
09-01-13	5.322	478,022	(f)	501,663
Federal National Mortgage Association #735591
06-01-35	5.000	4,788,270	(f)	5,073,607
Federal National Mortgage Association #735883
03-01-33	6.000	3,533,146	(f)	3,889,778

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #739474
10-01-33	5.500	331,820	(f)	359,156
Federal National Mortgage Association #741850
09-01-33	5.500	1,032,330	(f,n)	1,109,171
Federal National Mortgage Association #745257
01-01-36	6.000	1,107,153	(f,n)	1,207,018
Federal National Mortgage Association #745275
02-01-36	5.000	2,136,662	(f,n)	2,258,645
Federal National Mortgage Association #745283
01-01-36	5.500	3,134,238	(f)	3,375,771
Federal National Mortgage Association #748110
10-01-33	6.500	1,214,560	(f)	1,352,179
Federal National Mortgage Association #753507
12-01-18	5.000	876,493	(f)	937,901
Federal National Mortgage Association #755498
11-01-18	5.500	534,258	(f)	579,337
Federal National Mortgage Association #756799
11-01-33	6.500	141,202	(f)	157,383
Federal National Mortgage Association #756844
02-01-19	5.000	229,041	(f)	245,637
Federal National Mortgage Association #757299
09-01-19	4.500	1,421,583	(f)	1,509,956
Federal National Mortgage Association #759336
01-01-34	6.000	2,504,100	(f)	2,758,165
Federal National Mortgage Association #765946
02-01-34	5.500	4,266,836	(f)	4,584,436
Federal National Mortgage Association #783646
06-01-34	5.500	397,955	(f)	427,692
Federal National Mortgage Association #791393
10-01-19	5.500	1,151,580	(f)	1,245,185
Federal National Mortgage Association #794298
09-01-19	5.500	909,119	(f)	983,016
Federal National Mortgage Association #886292
07-01-36	7.000	1,476,398	(f)	1,659,350
Federal National Mortgage Association #888120
10-01-35	5.000	3,979,098	(f)	4,206,268
Florida Power Corp.
1st Mortgage
06-15-18	5.650	1,200,000		1,415,456
04-01-40	5.650	1,445,000		1,628,264
Forest Oil Corp.
02-15-14	8.500	1,085,000		1,185,363
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	270,000		291,600
04-15-17	8.250	676,000		739,375
04-15-20	8.500	552,000		609,270
GE Capital Commercial Mortgage Corp.
Series 2005-C1 Class A5
06-10-48	4.772	500,000	(f)	533,723
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	971,485	(d,f)	1,045,567
General Electric Capital Corp.
Senior Unsecured
05-17-12	6.125	1,375,000		2,291,470
01-10-39	6.875	4,465,000		5,127,584
Georgia-Pacific LLC
05-01-16	8.250	670,000	(d)	744,538

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association #604708
10-15-33	5.500	393,542	(f)	425,619
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	0.000	36,922	(f,g)	365
Graphic Packaging International, Inc.
10-01-18	7.875	98,000		100,450
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	2,325,000	(f)	2,384,195
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	500,000	(f)	508,937
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	7,050,000	(f)	7,431,444
Greif, Inc.
Senior Unsecured
02-01-17	6.750	625,000		644,531
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	1.107	2,400,000	(d,f,i)	2,077,561
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	6.002	1,475,000	(f)	196,647
GTP Towers Issuer LLC
02-15-15	4.436	1,600,000	(d)	1,723,571
Harborview Mortgage Loan Trust
CMO Series 2004-1 Class 4A
04-19-34	4.757	2,716,802	(f,i)	2,513,302
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	42,000	(p)	45,570
HCA, Inc.
Senior Secured
02-15-17	9.875	710,000		784,550
09-15-20	7.250	2,565,000		2,744,550
Hertz Vehicle Financing LLC
Series 2009-2A Class A1
03-25-14	4.260	5,100,000	(d)	5,299,451
Hess Corp.
Senior Unsecured
02-15-41	5.600	2,750,000		2,865,912
HJ Heinz Finance Co.
07-15-11	6.625	1,605,000		1,676,763
Invista
05-01-12	9.250	684,000	(d)	693,405
Jarden Corp.
05-01-16	8.000	920,000		979,800
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	2,067,013	(f)	2,154,338
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	113,048	(f)	116,457
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A2
03-12-39	4.767	1,625,000	(f)	1,729,197

	Coupon	Principal
Issuer	rate	amount		Value(a)
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-CBX Class A3
01-12-37	4.184	461,449	(f)	461,360
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP2 Class A3
07-15-42	4.697	1,800,000	(f)	1,851,354
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	3,625,136	(f)	3,821,485
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP6 Class ASB
04-15-43	5.490	2,650,000	(f)	2,842,631
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7 Class ASB
04-15-45	6.062	2,800,000	(f)	3,035,550
JPMorgan Chase & Co.
Senior Unsecured
07-22-20	4.400	5,145,000		5,273,677
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	1,430,000		1,431,788
Kansas Gas & Electric
1st Mortgage
06-15-19	6.700	1,000,000	(d)	1,219,820
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	1,165,000		1,394,440
02-01-18	6.125	7,655,000		9,025,283
L-3 Communications Corp.
10-15-15	6.375	1,719,000		1,772,718
Lamar Media Corp.
04-01-14	9.750	540,000		618,300
04-15-18	7.875	261,000	(e)	274,050
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	650,000	(f)	663,832
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	6.055	925,000	(f)	1,022,157
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	2,950,000	(f)	3,120,222
Lear Corp.
03-15-18	7.875	746,000		790,760
03-15-20	8.125	408,000		434,520
Lehman Brothers Holdings, Inc.
Senior Unsecured
05-02-18	6.875	2,530,000	(b,m)	594,550
LifePoint Hospitals, Inc.
10-01-20	6.625	220,000	(d)	224,400
LyondellBasell Industries
Senior Secured
11-01-17	8.000	1,139,000	(d)	1,242,934
05-01-18	11.000	381,000		421,481
Mantech International Corp.
04-15-18	7.250	203,000		210,613

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mellon Funding Corp.
(GBP)
11-08-11	6.375	1,240,000		2,032,695
Metropolitan Life Global Funding I
(GBP) Senior Secured
01-27-11	4.625	1,720,000		2,718,982
MGM Resorts International
Senior Secured
11-15-17	11.125	950,000		1,081,813
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	704,598		696,672
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	690,000	(f)	694,768
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.968	775,000	(f)	850,719
Morgan Stanley Reremic Trust
Series 2010-GG10 Class A4A
08-12-45	6.002	1,800,000	(d,f)	1,969,036
Morgan Stanley
(EUR) Senior Unsecured
10-02-17	5.500	2,475,000		3,550,057
Morgan Stanley
(GBP) Senior Unsecured
04-11-11	7.500	1,785,000		2,856,547
Morgan Stanley
Senior Unsecured
04-01-18	6.625	610,000		676,280
07-24-20	5.500	2,150,000		2,214,969
Nalco Co.
Senior Notes
05-15-17	8.250	1,772,000		1,958,060
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	3,400,000	(g)	254,947
NBC Universal, Inc.
Senior Unsecured
04-01-41	5.950	1,575,000	(d,q)	1,620,062
NBTY, Inc.
10-01-18	9.000	55,000	(d,q)	57,750
Nevada Power Co.
05-15-18	6.500	1,200,000		1,446,050
08-01-18	6.500	1,625,000		1,953,879
Nextel Communications, Inc.
08-01-15	7.375	1,430,000		1,437,150
Nisource Finance Corp.
09-15-17	5.250	4,700,000		5,140,099
09-15-20	5.450	3,435,000		3,722,994
Norfolk Southern Corp.
Senior Unsecured
04-01-18	5.750	350,000		409,853
Northern States Power Co.
1st Mortgage
08-28-12	8.000	1,635,000		1,851,234
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	2,515,000		3,036,832
04-15-17	5.950	3,125,000		3,574,786

	Coupon	Principal
Issuer	rate	amount		Value(a)
NRG Energy, Inc.
02-01-16	7.375	3,235,000		3,328,006
Oracle Corp.
Senior Notes
07-15-40	5.375	260,000	(d)	279,732
Oshkosh Corp.
03-01-17	8.250	497,000		534,275
03-01-20	8.500	398,000		430,835
Pacific Gas & Electric Co.
Senior Unsecured
01-15-40	5.400	1,435,000		1,513,968
PacifiCorp
1st Mortgage
09-15-13	5.450	850,000		947,963
10-15-37	6.250	1,425,000		1,726,595
01-15-39	6.000	1,480,000	(e)	1,743,351
Peabody Energy Corp.
09-15-20	6.500	730,000		785,662
Petrohawk Energy Corp.
08-01-14	10.500	830,000		933,750
08-15-18	7.250	170,000	(d)	173,400
Phillips-Van Heusen Corp.
Senior Unsecured
05-15-20	7.375	390,000		410,963
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	95,000	(d)	99,513
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	890,000		972,903
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	9,275,000		10,918,662
Progress Energy, Inc.
Senior Unsecured
03-01-11	7.100	1,045,000		1,071,094
03-15-14	6.050	2,870,000		3,267,627
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	505,000		546,663
Quicksilver Resources, Inc.
08-01-15	8.250	720,000		761,400
QVC, Inc.
Senior Secured
04-15-17	7.125	1,098,000	(d)	1,130,940
10-15-20	7.375	848,000	(d)	873,440
Qwest Communications International, Inc.
04-01-18	7.125	1,160,000	(d)	1,218,000
Range Resources Corp.
05-15-16	7.500	390,000		407,550
05-15-19	8.000	2,385,000		2,605,612
Regal Cinemas Corp.
07-15-19	8.625	810,000		849,488
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	85,000		88,613
06-01-16	9.375	30,000	(d,e)	33,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	400,316		378,920
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	842,000	(d)	863,050
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	6,700,000		7,014,793
Santander Drive Auto Receivables Trust
Series 2007-1 Class A4 (FGIC)
09-15-14	0.307	2,327,538	(i,k)	2,312,597
SBA Telecommunications, Inc.
08-15-16	8.000	740,000		795,500
08-15-19	8.250	240,000		264,000
SCANA Corp.
Senior Unsecured
05-15-11	6.875	655,000		678,488
Select Medical Corp.
02-01-15	7.625	785,000		766,356
Sierra Pacific Power Co.
05-15-16	6.000	11,116,000		12,977,829
Southern California Gas Co.
1st Mortgage
03-15-14	5.500	1,900,000		2,157,130
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	11,898,000	(d)	13,059,744
Speedway Motorsports, Inc.
06-01-16	8.750	1,125,000		1,198,125
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	375,000	(e)	406,875
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	1,805,000		2,133,710
TCM Sub LLC
01-15-15	3.550	2,730,000	(d)	2,875,443
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	2,450,000		3,266,788
The Detroit Edison Co.
Senior Secured
10-01-13	6.400	2,375,000		2,718,558
The Dow Chemical Co.
(EUR) Senior Unsecured
05-27-11	4.625	1,505,000		2,078,381
The Dow Chemical Co.
Senior Unsecured
05-15-19	8.550	4,630,000		5,846,255
The Goldman Sachs Group, Inc.
(EUR) Senior Unsecured
05-02-18	6.375	1,125,000		1,709,539
The Goldman Sachs Group, Inc.
Senior Unsecured
03-15-20	5.375	2,390,000		2,519,089
The Hertz Corp.
10-15-18	7.500	405,000	(d)	403,481
The Manitowoc Co., Inc.
11-01-13	7.125	1,345,000	(e)	1,341,638

	Coupon	Principal
Issuer	rate	amount		Value(a)
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	1,650,000		1,831,548
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	7,255,000		8,479,854
06-15-18	6.050	1,000,000		1,176,772
tw telecom holdings, inc.
03-01-18	8.000	746,000		781,435
U.S. Treasury
10-31-11	1.000	2,545,000	(e)	2,563,988
08-31-15	1.250	7,745,000	(e)	7,742,584
07-31-17	2.375	1,790,000	(e)	1,848,175
08-15-20	2.625	13,060,000	(e)	13,182,437
08-15-23	6.250	13,500,000		18,284,062
05-15-40	4.375	9,581,000		10,760,709
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	483,000		507,059
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	601,000		626,543
Valeant Pharmaceuticals International
10-01-20	7.000	1,375,000	(d)	1,405,937
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	190,000	(d,e)	193,800
Valmont Industries, Inc.
04-20-20	6.625	1,928,000		1,976,932
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	5,740,000		6,191,335
04-01-32	7.375	3,329,000		3,928,094
Verizon Pennsylvania, Inc.
Senior Unsecured
11-15-11	5.650	3,675,000		3,861,121
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	925,000	(f)	948,715
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class A3
03-15-45	5.558	2,500,000	(f)	2,772,006
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	1,200,000	(f)	1,289,917
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	850,000	(f)	907,094
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29 Class A4
11-15-48	5.308	2,702,500	(f)	2,910,374
Wells Fargo & Co.
(EUR) Senior Unsecured
11-03-16	4.125	1,150,000		1,658,714
Wells Fargo & Co.
(GBP) Senior Unsecured
11-30-10	4.750	4,010,000		6,326,342

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	5,934,959	(f)	6,110,889
Windstream Corp.
08-01-16	8.625	669,000		707,468
03-15-19	7.000	90,000		88,200
World Omni Auto Receivables Trust
Series 2010-A Class A4
05-15-15	2.210	1,000,000		1,034,971
Wyndham Worldwide Corp.
Senior Unsecured
02-01-18	5.750	301,000		301,953

Total				542,285,896

Uruguay (0.2%)
Uruguay Government International Bond
11-18-22	8.000	1,485,000		1,908,225
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	1,500,000		1,935,000

Total				3,843,225

Venezuela (0.4%)
Petroleos de Venezuela SA
04-12-17	5.250	2,890,000		1,676,200
Petroleos de Venezuela SA
Senior Unsecured
10-28-16	5.125	600,000		327,706
Venezuela Government International Bond
02-26-16	5.750	1,650,000	(d)	1,144,770
Venezuela Government International Bond
Senior Unsecured
05-07-23	9.000	3,484,000	(d,e)	2,360,410

Total				5,509,086

Total Bonds (Cost: $1,352,684,975)				$1,475,576,366

Senior Loans (0.1%)(l)

	Coupon	Principal
Borrower	rate	amount		Value(a)
United States (0.1%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750%	$1,574,734	(b,m)	$1,015,341

Total Senior Loans (Cost: $899,728)				$1,015,341

Money Market Fund (2.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	42,977,523	(r)	$42,977,523

Total Money Market Fund (Cost: $42,977,523)			$42,977,523

Investments of Cash Collateral Received for Securities on Loan (0.9%)

		Principal	Value(a)
Issuer	Effective	yield	amount
Repurchase Agreements(o)
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $10,000,106	0.380%	$10,000,000	$10,000,000
Deutsche Bank AG dated 09-30-10, matures 10-01-10, repurchase price $4,366,980	0.300	4,366,943	4,366,943

Total			14,366,943

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $14,366,943)			$14,366,943

Total Investments in Securities
(Cost: $1,410,929,169)(s)			$1,533,936,173

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bobl, 5-year	27	$4,439,547	Dec. 2010	$1,658
Euro-Bund, 10-year	(80)	(14,334,287)	Dec. 2010	(111,296)
Japanese Government Bond, 10-year	13	22,336,888	Dec. 2010	318,026
U.S. Long Bond, 20-year	62	8,290,563	Dec. 2010	102,595
U.S. Treasury Note, 2-year	(3)	(658,453)	Jan. 2011	(1,598)
U.S. Treasury Note, 5-year	(341)	(41,215,712)	Jan. 2011	(393,309)
U.S. Treasury Note, 10-year	(473)	(59,620,174)	Dec. 2010	(768,087)
U.S. Treasury Ultra Bond, 30-year	(70)	(9,889,688)	Dec. 2010	92,864

Total				$(759,147)

Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

HSBC Securities (USA), Inc.	Oct. 12, 2010	900,000	1,395,900	$—	$(17,760)
		(GBP)	(USD)

Barclays Bank PLC	Oct. 15, 2010	6,643,000	8,060,133	553,371	—
		(GBP)	(EUR)

HSBC Securities (USA), Inc.	Oct. 18, 2010	18,035,000	13,483,608	—	(231,847)
		(SGD)	(USD)

J.P. Morgan Securities, Inc.	Oct. 19, 2010	9,134,356	116,970,000	137,200	—
		(USD)	(MXN)

UBS Securities	Oct. 22, 2010	9,752,000	7,080,342	—	(63,650)
		(NZD)	(USD)

HSBC Securities (USA), Inc.	Oct. 25, 2010	14,916,917	695,725,000	543,822	—
		(USD)	(INR)

State Street Bank & Trust Company	Oct. 26, 2010	7,114,000	9,300,844	—	(396,261)
		(EUR)	(USD)

HSBC Securities (USA), Inc.	Nov. 01, 2010	13,710,000	13,230,150	24,226	—
		(AUD)	(USD)

HSBC Securities (USA), Inc.	Nov. 01, 2010	22,706,395	23,433,000	55,288	—
		(USD)	(CAD)

UBS Securities	Nov. 05, 2010	4,530,741	7,782,000	40,331	—
		(USD)	(BRL)

J.P. Morgan Securities, Inc.	Nov. 08, 2010	56,675,540	4,747,710,000	218,443	—
		(USD)	(JPY)

Total				$1,572,681	$(709,518)

Notes to Portfolio of Investments
AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CMO — Collateralized Mortgage Obligation

CZK — Czech Koruna

DKK — Danish Krone

EUR — European Monetary Unit

GBP — British Pound Sterling

IDR — Indonesian Rupiah

INR — Indian Rupee

I.O. — Interest Only

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

ZAR — South African Rand
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $134,401,693 or 8.69% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(h)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(j)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(k)	The following abbreviations is are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:
AMBAC — Ambac Assurance Corporation

FGIC — Financial Guaranty Insurance Company
(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	This position is in bankruptcy.

(n)	At Sept. 30, 2010, investments in securities included securities valued at $2,299,783 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$19,835
Fannie Mae Interest Strip	48,868
Fannie Mae Pool	1,431,990
Fannie Mae Principal Strip	53,913
Fannie Mae REMICS	1,852,505
Fannie Mae Whole Loan	46,109
FHLMC Multifamily Structured Pass Through Certificates	16,555
FHLMC Structured Pass Through Securities	89,839
Freddie Mac Non Gold Pool	659,083
Freddie Mac Reference REMIC	8,234
Freddie Mac REMICS	457,386
Freddie Mac Strips	81,756
Ginnie Mae I Pool	256,395
Ginnie Mae II Pool	983,347
Government National Mortgage Association	1,038,519
United States Treasury Inflation Indexed Bonds	71,683
United States Treasury Note/Bond	2,637,366
United States Treasury Strip Coupon	359,021
United States Treasury Strip Principal	71,195
Cash Collateral In Lieu Of Securities	16,080

Total market value of collateral securities	$10,199,679

Deutsche Bank AG (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,139,050
Freddie Mac Gold Pool	2,315,232

Total market value of collateral securities	$4,454,282

(p)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(q)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,425,606.

(r)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(s)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,410,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$135,873,000
Unrealized depreciation	(12,866,000)

Net unrealized appreciation	$123,007,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$810,459,507	$—	$810,459,507
U.S. Government Obligations & Agencies	54,381,955	11,161,311	—	65,543,266
Asset-Backed Securities	—	24,704,268	5,865,233	30,569,501
Commercial Mortgage-Backed Securities	—	54,371,963	—	54,371,963
Residential Mortgage-Backed Securities	—	70,244,912	—	70,244,912
Corporate Debt Securities
Life Insurance	—	13,367,829	4,594,705	17,962,534
All Other Industries	—	426,424,683	—	426,424,683

Total Bonds	54,381,955	1,410,734,473	10,459,938	1,475,576,366

Other
Senior Loans	—	1,015,341	—	1,015,341
Affiliated Money Market Fund(c)	42,977,523	—	—	42,977,523
Investments of Cash Collateral Received for Securities on Loan	—	14,366,943	—	14,366,943

Total Other	42,977,523	15,382,284	—	58,359,807

Investments in Securities	97,359,478	1,426,116,757	10,459,938	1,533,936,173
Derivatives(d)
Assets
Futures Contracts	515,143	—	—	515,143
Forward Foreign Currency Contracts	—	1,572,681	—	1,572,681
Liabilities
Futures Contracts	(1,274,290)	—	—	(1,274,290)
Forward Foreign Currency Contracts	—	(709,518)	—	(709,518)

Total	$96,600,331	$1,426,979,920	$10,459,938	$1,534,040,189

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total

Balance as of Dec. 31, 2009	$6,606,406	$4,032,667	$10,639,073
Accrued discounts/premiums	(448)	88,168	87,720
Realized gain (loss)	(22,137)	—	(22,137)
Change in unrealized appreciation (depreciation)*	(307,644)	473,870	166,226
Sales	(1,539,345)	—	(1,539,345)
Purchases	1,128,401	—	1,128,401
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of Sept. 30, 2010	$5,865,233	$4,594,705	$10,459,938

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $166,226, which is comprised of Asset-Backed Securities of $(307,644) and Corporate Debt Securities of $473,870.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Global Inflation Protected Securities Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (99.2%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Australia (2.8%)
Australia Government Index-Linked Bond
(AUD) Senior Unsecured
08-20-15	4.000%	11,916,360	(g)	$19,556,782
08-20-20	4.000	16,085,575	(g)	25,896,371
09-20-25	3.000	7,993,200	(g)	8,513,552
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
11-20-25	2.750	12,458,000	(g)	12,486,215

Total				66,452,920

Brazil (0.3%)
Brazil Notas do Tesouro Nacional
(BRL)
01-01-13	10.000	1,150,000		6,720,542
Canada (3.0%)
Canadian Government Bond
(CAD)
12-01-26	4.250	33,321,781	(g)	47,864,838
12-01-31	4.000	8,945,510	(g)	13,387,867
12-01-44	1.500	4,040,840	(g)	4,251,639
The Toronto-Dominion Bank
07-29-15	2.200	6,000,000	(b,d)	6,133,838

Total				71,638,182

France (12.9%)
Cie de Financement Foncier
09-16-15	2.500	5,600,000	(b,d)	5,637,276
France Government Bond OAT
(EUR)
07-25-12	3.000	52,088,826	(g)	76,100,920
07-25-15	1.600	44,042,500	(g)	64,283,807
07-25-20	2.250	62,981,105	(g)	96,796,762
07-25-23	2.100	10,436,600	(g)	16,105,018
07-25-29	3.400	5,948,850	(g)	11,231,746
07-25-32	3.150	7,493,785	(g)	13,905,846
France Government Bond OAT
(EUR)
07-25-40	1.800	13,883,220	(g)	21,460,396

Total				305,521,771

	Coupon	Principal
Issuer	rate	amount		Value(a)
Germany (0.9%)
Deutsche Bundesrepublik Inflation-Linked
(EUR)
04-15-16	1.500	14,359,688	(g)	21,013,811
Greece (1.1%)
Hellenic Republic Government Inflation-Linked Bond
(EUR)
07-25-30	2.300	13,883,220	(g)	9,134,593
Hellenic Republic Government Inflation-Linked Bond
(EUR) Senior Unsecured
07-25-25	2.900	25,363,580	(g)	17,903,418

Total				27,038,011

Italy (7.8%)
Italy Buoni Poliennali Del Tesoro
(EUR)
09-15-12	1.850	8,346,464	(g)	11,733,516
09-15-17	2.100	47,685,000	(g)	66,391,449
09-15-41	2.550	8,105,040	(g)	10,670,222
Italy Buoni Poliennali Del Tesoro
(EUR) Senior Unsecured
09-15-14	2.150	27,540,326	(g)	39,200,522
09-15-23	2.600	25,018,100	(g)	34,629,218
09-15-35	2.350	16,888,160	(g)	22,904,438

Total				185,529,365

Japan (0.8%)
Japanese Government CPI-Linked Bond
(JPY) Senior Unsecured
06-10-15	0.500	815,184,000	(g)	9,489,515
06-10-16	1.000	894,600,000	(g)	10,576,646

Total				20,066,161

Mexico (1.3%)
Mexican Bonos
(MXN)
12-17-15	8.000	358,230,000		31,333,007
Sweden (1.2%)
Sweden Inflation-Linked Government Bond
(SEK)
12-01-28	3.500	118,930,000	(h)	29,595,911
United Kingdom (21.6%)
United Kingdom Gilt Inflation-Linked
(GBP)
08-16-13	2.500	8,250,000	(h)	35,995,005
07-26-16	2.500	20,710,000	(h)	102,288,143
04-16-20	2.500	18,590,000	(h)	93,522,430
07-17-24	2.500	6,900,000	(h)	30,594,988
11-22-27	1.250	20,971,314	(g)	36,211,953
07-22-30	4.125	13,450,000	(h)	57,474,687
11-22-37	1.125	39,859,764	(g)	71,281,319
03-22-40	0.625	20,655,200	(g)	32,745,827
11-22-47	0.750	14,529,915	(g)	24,518,964
11-22-55	1.250	13,961,520	(g)	28,670,635

Total				513,303,951

	Coupon	Principal
Issuer	rate	amount		Value(a)
United States (45.5%)
Bear Stearns Commercial Mortgage Securities
Series 2005-T18 Class A4
02-13-42	4.933	13,700,000	(f)	14,850,581
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.356	3,770,386	(e)	3,680,045
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22
07-25-36	0.346	1,949,635	(e)	1,942,575
Government National Mortgage Association
CMO Series 2010-40 Class A
11-16-28	2.287	6,393,195	(f)	6,531,040
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A2
03-10-39	5.381	1,115,573	(b,f)	1,155,981
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	8,200,000	(b,f)	8,643,667
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	1,500,000	(f)	1,612,906
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.422	1,549,566	(d,e)	1,472,088
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	9,850,000	(f)	10,418,370
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.306	1,642,923	(e)	1,617,425
U.S. Treasury
08-31-17	1.875	7,500,000	(b)	7,493,558
08-15-20	2.625	10,000,000	(b)	10,093,750
08-15-40	3.875	7,200,000	(b)	7,443,000
U.S. Treasury Inflation-Indexed Bond
04-15-11	2.375	1,977,048	(b,g)	2,001,317
01-15-12	3.375	7,059,735	(b,g)	7,392,870
04-15-12	2.000	46,197,050	(b,g)	47,799,978
07-15-12	3.000	24,250,200	(b,g)	25,750,894
04-15-13	0.625	46,414,350	(b,g)	47,658,577
07-15-13	1.875	7,122,000	(b,g)	7,569,411
01-15-14	2.000	34,806,165	(b,g)	37,329,928
04-15-14	1.250	33,924,241	(g)	35,692,346
07-15-14	2.000	25,831,991	(b,g)	27,939,141
04-15-15	0.500	28,167,720	(b,g)	28,929,122
07-15-15	1.875	50,436,900	(b,g)	54,830,408
01-15-16	2.000	19,771,380	(b,g)	21,668,404
07-15-16	2.500	51,546,603	(b,g)	58,377,068
01-15-17	2.375	34,636,842	(b,g)	39,042,594
07-15-17	2.625	27,874,820	(b,g)	32,139,109
01-15-18	1.625	28,305,408	(g)	30,709,160
07-15-18	1.375	32,351,680	(b,g)	34,606,546
01-15-19	2.125	27,842,816	(g)	31,344,914

	Coupon	Principal
Issuer	rate	amount		Value(a)
07-15-19	1.875	3,063,090	(b,g)	3,395,279
07-15-20	1.250	27,865,244	(g)	29,239,209
01-15-25	2.375	78,935,903	(b,g)	90,770,915
01-15-26	2.000	32,622,777	(b,g)	35,872,626
01-15-27	2.375	59,565,855	(b,g)	68,757,323
01-15-28	1.750	39,544,320	(b,g)	41,913,895
04-15-28	3.625	10,783,200	(b,g)	14,423,478
01-15-29	2.500	30,970,310	(b,g)	36,535,303
04-15-29	3.875	47,701,616	(b,g)	66,335,059
02-15-40	2.125	38,167,316	(b,g)	42,649,421

Total				1,077,629,281

Total Bonds (Cost: $2,274,286,784)				$2,355,842,913

Money Market Fund (1.6%)(k)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	38,063,694	(i)	$38,063,694

Total Money Market Fund
(Cost: $38,063,694)			$38,063,694

Investments of Cash Collateral Received for Securities on Loan (23.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.7%)
Antalis US Funding Corp.
10-12-10	0.571%	$2,995,820	$2,995,820
Grampian Funding LLC
10-05-10	0.290	14,996,617	14,996,617
Rheingold Securitization
10-15-10	0.621	4,993,025	4,993,025
Royal Park Investments Funding Corp.
10-06-10	0.551	2,995,875	2,995,875
Thames Asset Global Securities
10-13-10	0.501	9,987,083	9,987,083
10-13-10	0.511	4,993,413	4,993,413
Windmill Funding Corp.
10-08-10	0.501	9,987,222	9,987,222

Total			50,949,055

Certificates of Deposit (12.1%)
Caisse des Depots
12-13-10	0.345	11,989,544	11,989,544
12-20-10	0.350	4,995,580	4,995,580
Credit Agricole
10-12-10	0.327	17,000,000	17,000,000
Credit Industrial et Commercial
11-05-10	0.500	10,000,383	10,000,383
11-19-10	0.410	5,000,064	5,000,064
01-04-11	0.470	5,000,000	5,000,000
Deutsche Bank AG
12-06-10	0.438	10,000,000	10,000,000
01-10-11	0.468	9,999,735	9,999,735
DZ Bank AG
10-12-10	0.500	10,000,000	10,000,000
10-20-10	0.445	4,996,233	4,996,233
11-16-10	0.360	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Hong Kong Shanghai Bank Corp., Ltd.
10-29-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-20-10	0.350	4,998,542	4,998,542
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	9,994,157	9,994,157
Lloyds Bank PLC
10-14-10	0.520	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	10,000,000	10,000,000
National Australia Bank Ltd.
03-17-11	0.307	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	12,000,000	12,000,000
Natixis
12-14-10	0.400	4,994,950	4,994,950
12-23-10	0.400	9,989,938	9,989,938
Norinchukin Bank
10-12-10	0.575	6,000,079	6,000,079
11-22-10	0.310	3,997,865	3,997,865
NyKredit Bank
10-19-10	0.600	3,000,000	3,000,000
Overseas Chinese Banking Corp.
12-23-10	0.350	1,000,000	1,000,000
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
Rabobank Group
11-03-10	0.318	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB
10-13-10	0.300	9,997,501	9,997,501
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-10-10	0.490	12,000,000	12,000,000
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	10,000,000	10,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	4,995,580	4,995,580
Westpac Banking Corp.
11-03-10	0.298	10,000,000	10,000,000
11-04-10	0.298	15,000,000	15,000,000

Total			286,943,304

Commercial Paper (1.3%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	9,987,108	9,987,108
Suncorp Metway Ltd.
10-06-10	0.300	9,997,584	9,997,584

Total			19,984,692

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	7,000,000	7,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.4%)(j)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price
$37,450,316	0.280%	$37,450,024	$37,450,024
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$35,000,369	0.380	35,000,000	35,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$10,000,058	0.210	10,000,000	10,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$40,000,333	0.300	40,000,000	40,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price
$15,005,438	0.450	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$62,000,861	0.500	62,000,000	62,000,000

Total			199,450,024

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $564,327,075)			$564,327,075

Total Investments in Securities
(Cost: $2,876,677,553)(l)			$2,958,233,682

Investments in Derivatives
At Sept. 30, 2010, $1,324,148 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro-Bund, 10-year	(200)	$(35,835,717)	Dec. 2010	$(278,239)
U.S. Long Bond, 20-year	6	802,313	Dec. 2010	5,429
U.S. Treasury Note, 2-year	(966)	(212,021,911)	Jan. 2011	(272,582)
U.S. Treasury Note, 5-year	(846)	(102,253,643)	Jan. 2011	(556,573)
U.S. Treasury Note, 10-year	605	76,258,362	Dec. 2010	404,642

Total				$(697,323)

Open Options Contracts Written at Sept. 30, 2010

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

U.S. Treasury Note, 10-year	Call	247	$128	$65,569	Dec. 2010	$42,453
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Goldman, Sachs & Co.	Oct. 12, 2010	116,167,000 (EUR)	148,372,978 (USD)	$—	$(9,989,147)

HSBC Securities (USA), Inc.	Oct. 12, 2010	312,165,000 (GBP)	484,093,783 (USD)	—	(6,234,065)

HSBC Securities (USA), Inc.	Oct. 12, 2010	7,200,000 (GBP)	11,367,792 (USD)	58,515	—

Barclays Bank PLC	Oct. 19, 2010	38,565,000 (CAD)	37,516,685 (USD)	43,096	—

Barclays Bank PLC	Oct. 19, 2010	16,177,000 (CAD)	15,633,767 (USD)	—	(85,415)

Barclays Bank PLC	Oct. 21, 2010	1,660,000,000 (JPY)	19,975,933 (USD)	86,259	—

State Street Bank & Trust Company	Oct. 26, 2010	267,985,000 (EUR)	350,363,589 (USD)	—	(14,927,178)

HSBC Securities (USA), Inc.	Nov. 01, 2010	69,239,000 (AUD)	66,815,635 (USD)	122,346	—

HSBC Securities (USA), Inc.	Nov. 01, 2010	11,925,000 (BRL)	6,875,180 (USD)	—	(134,898)

J.P. Morgan Securities, Inc.	Nov. 01, 2010	200,600,000 (MXN)	15,803,986 (USD)	—	(79,274)

Total				$310,216	$(31,449,977)

Notes to Portfolio of Investments
AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Monetary Unit

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

SEK — Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $13,243,202 or 0.56% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	Inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(i)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(j)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$24,067,462
Freddie Mac Gold Pool	3,938,422
Freddie Mac Non Gold Pool	4,044,675
Ginnie Mae I Pool	4,075,251
Ginnie Mae II Pool	2,073,215

Total market value of collateral securities	$38,199,025

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$69,421
Fannie Mae Interest Strip	171,039
Fannie Mae Pool	5,011,966
Fannie Mae Principal Strip	188,696
Fannie Mae REMICS	6,483,767
Fannie Mae Whole Loan	161,383
FHLMC Multifamily Structured Pass Through Certificates	57,943
FHLMC Structured Pass Through Securities	314,435
Freddie Mac Non Gold Pool	2,306,789
Freddie Mac Reference REMIC	28,819
Freddie Mac REMICS	1,600,851
Freddie Mac Strips	286,145
Ginnie Mae I Pool	897,383
Ginnie Mae II Pool	3,441,715
Government National Mortgage Association	3,634,817
United States Treasury Inflation Indexed Bonds	250,889
United States Treasury Note/Bond	9,230,780
United States Treasury Strip Coupon	1,256,575
United States Treasury Strip Principal	249,181
Cash Collateral In Lieu Of Securities	56,281

Total market value of collateral securities	$35,698,875

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$56,388
Fannie Mae REMICS	3,497,124
Freddie Mac Reference REMIC	112,673
Freddie Mac REMICS	4,980,463
Government National Mortgage Association	1,553,352

Total market value of collateral securities	$10,200,000

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$21,113,320
Fannie Mae REMICS	12,509,521
Government National Mortgage Association	7,177,218

Total market value of collateral securities	$40,800,059

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$175,352
Grampian Funding Ltd/LLC	1,749,826
Intesa Funding LLC	1,607,293
Landesbank Hsn-Thurny	123,342
Nationwide Building Soc	3,787,500
Panasonic Finance AMC Inc	1,271,922
Royal Bank Of Scotland	1,573,954
Scaldis & Scaldis Jo	4,800,311
Unicredit Delaware	660,500

Total market value of collateral securities	$15,750,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$25,475,394
Fannie Mae REMICS	2,413,076
Fannie Mae Whole Loan	67,001
Federal National Mortgage Association	3,566,157
Freddie Mac Gold Pool	7,288,395
Freddie Mac Non Gold Pool	1,382,633
Freddie Mac REMICS	5,994,199
Ginnie Mae I Pool	5,004,826
Ginnie Mae II Pool	2,583,964
Government National Mortgage Association	570,634
United States Treasury Inflation Indexed Bonds	912
United States Treasury Note/Bond	7,704,056
United States Treasury Strip Coupon	51,394
United States Treasury Strip Principal	1,137,359

Total market value of collateral securities	$63,240,000

(k)	At Sept. 30, 2010, cash or short-term securities were designated to cover open put and/or call options on futures written.

(l)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $2,876,678,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,445,000
Unrealized depreciation	(35,889,000)

Net unrealized appreciation	$81,556,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	Inputs	Total

Bonds
Foreign Government Obligations & Agencies	$35,995,005	$1,230,447,513	$—	$1,266,442,518
U.S. Government Obligations & Agencies	25,030,308	1,000,674,295	—	1,025,704,603
Asset-Backed Securities	—	7,240,045	1,472,088	8,712,133
Commercial Mortgage-Backed Securities	—	36,681,505	—	36,681,505
Residential Mortgage-Backed Securities	—	6,531,040	—	6,531,040
Corporate Debt Securities	—	11,771,114	—	11,771,114

Total Bonds	61,025,313	2,293,345,512	1,472,088	2,355,842,913

Other
Affiliated Money Market Fund(c)	38,063,694	—	—	38,063,694
Investments of Cash Collateral Received for Securities on Loan	—	564,327,075	—	564,327,075

Total Other	38,063,694	564,327,075	—	602,390,769

Investments in Securities	99,089,007	2,857,672,587	1,472,088	2,958,233,682
Derivatives(d)
Assets
Futures Contracts	410,071	—	—	410,071
Forward Foreign Currency Contracts	—	310,216	—	310,216
Liabilities
Futures Contracts	(1,107,394)	—	—	(1,107,394)
Options Contracts Written	(42,453)	—	—	(42,453)
Forward Foreign Currency Contracts	—	(31,449,977)	—	(31,449,977)

Total	$98,349,231	$2,826,532,826	$1,472,088	$2,926,354,145

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Futures Contracts and Forward Foreign Currency Contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Asset-Backed
Securities

Balance as of Dec. 31, 2009	$—
Accrued discounts/premiums	6,424
Realized gain (loss)	26,702
Change in unrealized appreciation (depreciation)*	5,407
Sales	(571,784)
Purchases	2,005,339
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$1,472,088

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $5,407.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — High Yield Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (94.3%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (0.9%)
CPI International, Inc.
Senior Unsecured
02-01-15	6.428%	$953,000	(i)	$953,000
Esterline Technologies Corp.
08-01-20	7.000	175,000	(d)	181,125
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	2,295,000		2,432,700
Oshkosh Corp.
03-01-17	8.250	1,030,000		1,107,250
03-01-20	8.500	918,000		993,735
Spirit Aerosystems, Inc.
10-01-17	7.500	604,000		623,630

Total				6,291,440

Automotive (0.8%)
Accuride Corp.
Senior Secured
08-01-18	9.500	645,000	(d)	677,250
Lear Corp.
03-15-18	7.875	2,040,000		2,162,400
03-15-20	8.125	1,671,000		1,779,615
Tenneco, Inc.
Senior Notes
08-15-18	7.750	1,046,000	(d)	1,082,610

Total				5,701,875

Brokerage (0.7%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	670,000		654,925
12-01-15	7.875	1,800,000		1,759,500
E*Trade Financial Corp.
Senior Unsecured Pay-in-kind
11-30-17	12.500	2,330,000	(k)	2,656,200

Total				5,070,625

Building Materials (2.2%)
AMH Holdings, Inc.
Senior Discount Notes
03-01-14	11.250	1,605,000		1,677,225
Associated Materials LLC/Financing, Inc.
Senior Secured
11-15-16	9.875	2,437,000		2,948,770
Gibraltar Industries, Inc.
12-01-15	8.000	5,128,000		4,999,799

	Coupon	Principal
Issuer	rate	amount		Value(a)
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	2,097,000		2,188,744
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09-01-12	9.750	1,717,000		1,609,688
Nortek, Inc.
Senior Secured
12-01-13	11.000	1,250,000		1,328,125

Total				14,752,351

Chemicals (6.3%)
Ashland, Inc.
06-01-17	9.125	1,700,000		1,946,500
Celanese U.S. Holdings LLC
10-15-18	6.625	208,000	(d)	212,160
CF Industries, Inc.
05-01-18	6.875	2,465,000		2,649,875
05-01-20	7.125	2,465,000		2,689,931
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	11,425,000	(b,n)	13,138,751
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	7,536,000		7,385,280
Ineos Finance PLC
Senior Secured
05-15-15	9.000	2,094,000	(c,d)	2,188,230
LyondellBasell Industries
Senior Secured
11-01-17	8.000	3,352,000	(d)	3,657,870
05-01-18	11.000	1,225,000		1,355,156
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	2,854,000	(d)	2,982,430
Momentive Performance Materials, Inc.
Pay-in-kind
12-01-14	10.125	365	(k)	370
Nova Chemicals Corp.
Senior Unsecured
11-01-19	8.625	1,780,000	(c)	1,889,025
Reichhold Industries, Inc.
Senior Notes
08-15-14	9.000	2,320,000	(d)	2,001,000
Rhodia SA
Senior Notes
09-15-20	6.875	660,000	(c,d)	673,200

Total				42,769,778

Construction Machinery (2.7%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	4,081,000	(d)	4,468,695
Terex Corp.
Senior Unsecured
06-01-16	10.875	3,270,000		3,735,975
The Manitowoc Co., Inc.
02-15-18	9.500	3,938,000	(j)	4,075,830

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Rentals North America, Inc.
06-15-16	10.875	3,545,000		4,001,419
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	2,135,000		2,316,475

Total				18,598,394

Consumer Cyclical Services (1.2%)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	1,875,000	(c,d)	2,010,938
The Geo Group, Inc.
10-15-17	7.750	1,605,000	(d)	1,685,250
West Corp.
10-15-16	11.000	4,169,000		4,429,562

Total				8,125,750

Consumer Products (3.3%)
AAC Group Holding Corp.
Senior Discount Notes
10-01-12	10.250	3,461,000	(d)	3,409,085
American Achievement Corp.
04-01-12	8.250	5,616,000	(d)	5,573,880
Central Garden and Pet Co.
03-01-18	8.250	2,441,000		2,489,820
Jarden Corp.
05-01-16	8.000	1,300,000		1,384,500
05-01-17	7.500	1,845,000		1,909,575
Libbey Glass, Inc.
Senior Secured
02-15-15	10.000	1,745,000	(d)	1,875,875
NBTY, Inc.
10-01-18	9.000	255,000	(d,f)	267,750
Sealy Mattress Co.
Senior Secured
04-15-16	10.875	963,000	(d)	1,083,375
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	2,055,000	(d)	2,229,675
Visant Corp.
Senior Notes
10-01-17	10.000	1,990,000	(d)	2,084,525

Total				22,308,060

Diversified Manufacturing (0.8%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	2,451,000	(d)	2,561,295
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	1,185,000	(d)	1,276,838
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	430,000	(d)	450,425
SPX Corp.
09-01-17	6.875	1,254,000	(d)	1,329,240

Total				5,617,798

	Coupon	Principal
Issuer	rate	amount		Value(a)
Electric (3.0%)
Dynegy Holdings, Inc.
Senior Unsecured
06-01-15	7.500	1,314,000		1,034,775
06-01-19	7.750	897,000		614,445
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	1,755,000		1,267,988
Energy Future Holdings Corp.
11-01-17	10.875	369,000	(j)	221,400
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	2,177,000		2,160,487
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	2,714,960		2,684,417
NRG Energy, Inc.
01-15-17	7.375	8,681,000		8,898,024
Texas Competitive Electric Holdings Co. LLC
11-01-15	10.250	5,118,000		3,352,290

Total				20,233,826

Entertainment (1.3%)
AMC Entertainment, Inc.
Senior Unsecured
06-01-19	8.750	1,293,000		1,362,499
Regal Cinemas Corp.
07-15-19	8.625	2,675,000		2,805,406
Speedway Motorsports, Inc.
06-01-16	8.750	2,920,000		3,109,800
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates Series AU4
07-01-15	9.300	1,304,008	(g,m)	1,294,880
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates Series AV2
07-01-15	9.300	425,296	(g,m)	422,318

Total				8,994,903

Food and Beverage (1.9%)
B&G Foods, Inc.
01-15-18	7.625	1,246,000		1,298,955
Cott Beverages USA, Inc.
09-01-18	8.125	898,000	(d)	950,758
Cott Beverages, Inc.
11-15-17	8.375	205,000	(d)	217,044
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	1,785,000	(d,j)	1,909,950
Pinnacle Foods Finance LLC/Corp.
04-01-17	10.625	4,677,000		4,975,158
U.S. Foodservice
Senior Notes
06-30-15	10.750	1,433,000	(d)	1,461,660
U.S. Foodservice
Senior Notes Pay-in-kind
06-30-15	10.750	2,407,000	(d,k)	2,419,035

Total				13,232,560

Gaming (6.9%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	2,336,000		1,953,480

	Coupon	Principal
Issuer	rate	amount		Value(a)
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	3,600,000		3,348,000
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	5,222,000	(d)	6,116,267
Harrah’s Operating Co., Inc.
Senior Secured
12-15-18	10.000	1,170,000	(j)	934,538
MGM Resorts International
02-27-14	5.875	623,000	(j)	529,550
06-01-16	7.500	1,792,000	(j)	1,514,240
MGM Resorts International
Senior Secured
11-15-17	11.125	1,310,000		1,491,763
MGM Resorts International
Senior Unsecured
03-01-18	11.375	3,641,000	(j)	3,468,053
Pinnacle Entertainment, Inc.
06-15-15	7.500	1,133,000		1,096,178
05-15-20	8.750	3,823,000		3,765,655
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	5,054,000	(d)	5,275,112
San Pasqual Casino
09-15-13	8.000	630,000	(d)	618,188
Seminole Indian Tribe of Florida
10-01-20	7.804	905,000	(d)	850,311
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	3,265,000	(d)	2,932,003
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	9,900,000	(d)	7,375,499
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	5,366,000	(d)	4,802,569

Total				46,071,406

Gas Distributors (0.6%)
Energy Transfer Equity LP
10-15-20	7.500	3,730,000		3,925,825
Gas Pipelines (1.2%)
El Paso Corp.
Senior Unsecured
02-15-16	8.250	2,645,000		2,935,950
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	340,000		354,450
06-01-16	9.375	1,360,000	(d)	1,496,000
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	3,629,000		3,665,290

Total				8,451,690

Health Care (6.9%)
American Renal Holdings
Senior Secured
05-15-18	8.375	521,000	(d)	536,630

	Coupon	Principal
Issuer	rate	amount		Value(a)
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	2,220,000		2,442,000
11-01-14	12.375	845,000		940,063
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	695,000	(k)	771,450
CHS/Community Health Systems, Inc.
07-15-15	8.875	578,000		614,125
HCA, Inc.
Secured
11-15-16	9.250	4,700,000		5,087,749
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	1,551,000	(k)	1,682,835
HCA, Inc.
Senior Secured
02-15-17	9.875	735,000		812,175
04-15-19	8.500	1,655,000		1,845,325
02-15-20	7.875	590,000		645,313
09-15-20	7.250	3,560,000		3,809,199
Healthsouth Corp.
02-15-20	8.125	3,946,000		4,103,839
IASIS Healthcare LLC/Capital Corp.
06-15-14	8.750	1,595,000		1,630,888
inVentiv Health, Inc.
08-15-18	10.000	2,720,000	(d)	2,713,200
LifePoint Hospitals, Inc.
10-01-20	6.625	1,005,000	(d)	1,025,100
Multiplan, Inc.
09-01-18	9.875	1,929,000	(d)	2,010,983
Omnicare, Inc.
06-01-20	7.750	895,000		915,138
Radiation Therapy Services, Inc.
Senior Subordinated Notes
04-15-17	9.875	1,694,000	(d)	1,672,825
Select Medical Corp.
02-01-15	7.625	3,663,000		3,576,004
Select Medical Holdings Corp.
Senior Unsecured
09-15-15	6.237	3,426,000	(i)	3,023,445
Tenet Healthcare Corp.
Senior Unsecured
08-01-20	8.000	2,625,000	(d,j)	2,611,875
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	3,895,000		3,953,424

Total				46,423,585

Home Construction (2.1%)
Beazer Homes USA, Inc.
06-15-18	9.125	2,834,000		2,649,790
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	5,619,000		5,626,024
KB Home
06-15-15	6.250	485,000		463,175
William Lyon Homes, Inc.
02-15-14	7.500	7,960,000		5,651,600

Total				14,390,589

	Coupon	Principal
Issuer	rate	amount		Value(a)
Independent Energy (9.1%)
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	1,540,000	(j)	1,742,692
09-15-17	6.375	3,845,000		4,210,274
Berry Petroleum Co.
Senior Subordinated Notes
11-01-16	8.250	285,000		292,125
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	1,940,000		2,187,350
Brigham Exploration Co.
10-01-18	8.750	800,000	(d)	822,000
Chesapeake Energy Corp.
08-15-20	6.625	4,955,000		5,177,974
Comstock Resources, Inc.
10-15-17	8.375	1,831,000		1,876,775
Concho Resources, Inc.
10-01-17	8.625	1,789,000		1,896,340
Continental Resources, Inc.
10-01-20	7.375	610,000	(d)	640,500
04-01-21	7.125	1,245,000	(d)	1,285,463
Denbury Resources, Inc.
03-01-16	9.750	1,850,000		2,076,625
02-15-20	8.250	1,254,000		1,366,860
EXCO Resources, Inc.
09-15-18	7.500	3,435,000		3,404,944
Forest Oil Corp.
02-15-14	8.500	2,715,000		2,966,138
06-15-19	7.250	1,845,000		1,886,513
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	4,520,000	(d)	4,565,199
Petrohawk Energy Corp.
08-01-14	10.500	2,915,000		3,279,375
06-01-15	7.875	725,000		759,438
08-15-18	7.250	1,550,000	(d)	1,581,000
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	2,280,000		2,468,100
Quicksilver Resources, Inc.
08-01-15	8.250	2,356,000		2,491,470
08-15-19	9.125	2,185,000		2,395,306
Range Resources Corp.
05-01-18	7.250	1,275,000		1,345,125
05-15-19	8.000	3,515,000		3,840,137
08-01-20	6.750	1,935,000		1,997,888
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	1,331,000	(k)	1,331,000
Southwestern Energy Co.
Senior Notes
02-01-18	7.500	3,190,000		3,604,700

Total				61,491,311

Life Insurance (0.5%)
ING Groep NV
12-31-49	5.775	3,695,000	(c,i)	3,316,263

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lodging (0.1%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	475,000		515,375
Media Cable (4.8%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	4,785,000		5,263,500
CCH II LLC/Capital Corp.
11-30-16	13.500	3,680,000		4,370,000
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,331,000	(d)	1,380,913
04-30-20	8.125	570,000	(d)	604,200
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	2,576,000	(d)	2,717,680
CSC Holdings LLC
Senior Unsecured
04-15-14	8.500	1,410,000		1,552,763
06-15-15	8.500	3,145,000	(j)	3,431,981
02-15-19	8.625	685,000		770,625
DISH DBS Corp.
02-01-16	7.125	3,501,000		3,680,426
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	1,435,000	(d)	1,542,625
Mediacom LLC/Capital Corp.
08-15-19	9.125	2,406,000	(j)	2,490,210
Quebecor Media, Inc.
Senior Unsecured
03-15-16	7.750	2,730,000	(c)	2,815,312
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	1,925,000	(c)	2,030,875

Total				32,651,110

Media Non-Cable (6.1%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	4,378,000		4,666,473
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	3,960,000	(d)	4,068,899
Gray Television, Inc.
Senior Secured
06-29-15	10.500	2,817,000	(j)	2,813,479
Intelsat Jackson Holdings SA
06-15-16	11.250	2,215,000	(c)	2,408,813
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	2,760,000	(c,d,j)	2,773,800
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	3,340,000	(c,d)	3,456,900
Nielsen Finance LLC/Co.
05-01-16	11.500	1,480,000		1,679,800
10-15-18	7.750	3,845,000	(d,f)	3,816,815

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nielsen Finance LLC/Co.
(Zero coupon through 08-01-11, thereafter 12.500%)
08-01-16	11.313	370,000	(h)	370,463
Salem Communications Corp.
Senior Secured
12-15-16	9.625	2,358,000		2,505,375
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	2,941,000	(d)	3,154,223
Sinclair Television Group, Inc.
Senior Notes
10-15-18	8.375	1,020,000	(d,f)	1,027,650
Sirius XM Radio, Inc.
04-01-15	8.750	3,155,000	(d,j)	3,352,188
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	899,000	(d)	990,024
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	3,500,000		4,086,249
Umbrella Acquisition, Inc.
Pay-in-kind
03-15-15	9.750	594,662	(d,j,k)	569,389

Total				41,740,540

Metals (2.5%)
Arch Coal, Inc.
08-01-16	8.750	2,185,000		2,408,963
10-01-20	7.250	220,000		232,100
Consol Energy, Inc.
04-01-17	8.000	2,445,000	(d)	2,646,713
04-01-20	8.250	1,699,000	(d)	1,851,910
Noranda Aluminum Acquisition Corp.
Pay-in-kind
05-15-15	5.373	11,518,857	(i,k)	9,690,237
Novelis, Inc.
02-15-15	7.250	286,000	(c)	291,005

Total				17,120,928

Non-Captive Consumer (0.8%)
American General Finance Corp.
Senior Unsecured
12-15-17	6.900	6,831,000		5,703,885
Non-Captive Diversified (6.0%)
Ally Financial, Inc.
12-01-14	6.750	1,605,000		1,672,209
03-15-20	8.000	11,376,000	(d)	12,428,279
09-15-20	7.500	880,000	(d)	939,400
CIT Group, Inc.
Senior Secured
05-01-16	7.000	1,100,000		1,083,500
05-01-17	7.000	12,325,000		12,063,094
Ford Motor Credit Co. LLC
Senior Unsecured
04-15-15	7.000	3,935,000		4,204,862
12-15-16	8.000	1,465,000		1,655,994
08-15-17	6.625	1,850,000		1,974,875

	Coupon	Principal
Issuer	rate	amount		Value(a)
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	2,099,000	(d)	2,251,178
09-01-17	8.875	2,605,000	(j)	2,819,913

Total				41,093,304

Oil Field Services (1.9%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	4,115,000	(c,d)	3,893,690
Key Energy Services, Inc.
12-01-14	8.375	1,220,000		1,287,100
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	4,087,000	(d)	3,688,518
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	4,085,000	(c,d)	4,293,518

Total				13,162,826

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	2,000,000		2,090,000
Other Industry (0.4%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	1,826,000		1,807,740
Chart Industries, Inc.
10-15-15	9.125	590,000		607,700

Total				2,415,440

Packaging (1.4%)
Ardagh Packaging Finance PLC
10-15-20	9.125	1,345,000	(c,d,f)	1,345,000
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	645,000	(c,d,f)	645,000
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,060,000		2,224,800
Greif, Inc.
Senior Unsecured
08-01-19	7.750	390,000		421,688
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	2,130,000	(d)	2,183,250
Silgan Holdings, Inc.
Senior Unsecured
08-15-16	7.250	2,840,000		3,013,950

Total				9,833,688

Paper (1.4%)
Cascades, Inc.
01-15-20	7.875	3,254,000	(c)	3,392,294
Georgia-Pacific LLC
06-15-15	7.700	735,000		814,013
05-01-16	8.250	1,855,000	(d)	2,061,369
01-15-17	7.125	152,000	(d)	160,930
Graphic Packaging International, Inc.
06-15-17	9.500	2,210,000		2,353,650
10-01-18	7.875	471,000		482,775

Total				9,265,031

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pharmaceuticals (0.9%)
Patheon, Inc.
Senior Secured
04-15-17	8.625	1,229,000	(c,d)	1,262,798
Valeant Pharmaceuticals International
10-01-20	7.000	1,150,000	(d)	1,175,875
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	860,000	(d)	877,200
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	2,724,000	(c,d)	2,798,910

Total				6,114,783

Retailers (2.2%)
Michaels Stores, Inc.
11-01-16	11.375	750,000		814,688
QVC, Inc.
Senior Secured
04-15-17	7.125	1,681,000	(d)	1,731,430
10-01-19	7.500	1,025,000	(d)	1,063,438
10-15-20	7.375	1,681,000	(d)	1,731,430
Rite Aid Corp.
Senior Secured
10-15-19	10.250	560,000		583,100
08-15-20	8.000	1,445,000	(d)	1,463,063
The Neiman Marcus Group, Inc.
10-15-15	10.375	2,335,000	(j)	2,451,749
The Neiman Marcus Group, Inc.
Pay-in-kind
10-15-15	9.000	1,000,000	(j,k)	1,038,750
Toys R Us Property Co. I LLC
07-15-17	10.750	1,508,000		1,704,040
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	2,555,000	(d)	2,714,687

Total				15,296,375

Technology (3.2%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	610,000	(d)	617,625
Avaya, Inc.
11-01-15	9.750	790,000		744,575
First Data Corp.
09-24-15	9.875	1,155,000		944,213
09-24-15	9.875	2,080,000	(j)	1,684,800
First Data Corp.
Senior Secured
08-15-20	8.875	2,605,000	(d,j)	2,702,688
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	1,400,000	(d)	1,456,000
Interactive Data Corp.
08-01-18	10.250	3,140,000	(d)	3,359,800
Iron Mountain, Inc.
Senior Subordinated Notes
08-15-21	8.375	865,000		934,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
NXP BV/Funding LLC
Senior Secured
08-01-18	9.750	6,383,000	(c,d)	6,797,894
Trans Union LLC/Financing Corp.
06-15-18	11.375	965,000	(d)	1,100,100
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	1,370,000	(d)	1,417,950

Total				21,759,845

Transportation Services (0.6%)
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625	1,227,000		1,297,553
The Hertz Corp.
01-01-14	8.875	1,246,000		1,278,708
10-15-18	7.500	1,835,000	(d)	1,828,118

Total				4,404,379

Wireless (4.9%)
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	2,813,000	(d)	3,029,040
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	3,445,000		3,656,006
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	3,110,000		3,308,263
MetroPCS Wireless, Inc.
09-01-18	7.875	3,370,000		3,454,250
Nextel Communications, Inc.
08-01-15	7.375	5,037,000		5,062,185
SBA Telecommunications, Inc.
08-15-16	8.000	1,535,000		1,650,125
08-15-19	8.250	2,346,000		2,580,600
Sprint Nextel Corp.
Senior Unsecured
12-01-16	6.000	1,725,000		1,703,438
08-15-17	8.375	4,780,000		5,186,299
Wind Acquisition Finance SA
Secured
07-15-17	11.750	3,105,000	(c,d)	3,479,541

Total				33,109,747

Wirelines (4.4%)
Cincinnati Bell, Inc.
10-15-17	8.250	1,879,000		1,897,790
Frontier Communications Corp.
Senior Unsecured
04-15-17	8.250	934,000		1,021,563
03-15-19	7.125	3,204,000		3,284,100
04-15-20	8.500	763,000		842,161
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	1,659,000	(d)	1,667,295
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	5,109,000		5,192,021

	Coupon	Principal
Issuer	rate	amount		Value(a)
Level 3 Financing, Inc.
11-01-14	9.250	1,010,000		949,400
02-15-17	8.750	4,882,000		4,344,980
02-01-18	10.000	1,610,000	(j)	1,449,000
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	2,158,000		2,255,110
Windstream Corp.
08-01-16	8.625	6,161,000		6,515,257
09-01-18	8.125	355,000	(d,j)	364,763

Total				29,783,440

Total Bonds (Cost: $602,598,328)				$641,828,725

Senior Loans (1.7%)(l)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Consumer Products (0.2%)
Visant Corp.
Tranche B Term Loan
12-22-16	7.000%	$1,480,000		$1,486,172
Electric (0.2%)
Energy Future Holdings Corp.
Tranche B3 Term Loan
10-10-14	3.758-3.789	1,489,676		1,152,354
Gaming (0.4%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.000	1,697,437	(g,m)	1,666,713
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
08-15-12	9.000	627,903	(g,m)	616,538
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.000	439,656	(g,m)	431,698

Total				2,714,949

Wirelines (0.9%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	9,727,791	(b,n)	6,272,188

Total Senior Loans (Cost: $12,482,891)				$11,625,663

Other (—%)

Issuer	Shares		Value(a)
Diversified Financial Services
Varde Fund V LP	5,000,000	(e,g,m)	$128,555

Total Other (Cost: $—)			$128,555

Money Market Fund (2.3%)

		Shares		Value(a)
Columbia Short-Term Cash Fund,	0.245%	15,791,648	(o)	$15,791,648

Total Money Market Fund (Cost: $15,791,648)				$15,791,648

Investments of Cash Collateral Received for Securities on Loan (5.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(p)
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$6,000,063	0.380%	$6,000,000	$6,000,000
Deutsche Bank AG dated 09-30-10, matures 10-01-10, repurchase price
$10,962,497	0.300	10,962,405	10,962,405
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$15,000,167	0.400	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$4,000,056	0.500	4,000,000	4,000,000
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $35,962,405)			$35,962,405

Total Investments in Securities
(Cost: $666,835,272)(q)			$705,336,996

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.61% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $210,335,598 or 30.90% of net assets.

(e)	The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,076,729.

(g)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $4,560,702, representing 0.67% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC
Development Term Loan
9.000% 2012	03-02-07 thru 09-15-07	$1,685,250
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
9.000% 2012	03-02-07 thru 09-15-07	623,394
Great Lakes Gaming of Michigan LLC
Transition Term Loan
9.000% 2012	03-02-07 thru 09-15-07	436,500
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates Series AU4
9.300% 2015	02-09-00 thru 04-09-02	1,183,344
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates Series AV2
9.300% 2015	12-11-01 thru 08-28-02	364,851
Varde Fund V LP	04-27-00 thru 06-19-00	—	*

*	The original cost for this position was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(h)	For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(j)	At Sept. 30, 2010, security was partially or fully on loan.

(k)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(n)	This position is in bankruptcy.

(o)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(p)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$11,901
Fannie Mae Interest Strip	29,321
Fannie Mae Pool	859,194
Fannie Mae Principal Strip	32,348
Fannie Mae REMICS	1,111,503
Fannie Mae Whole Loan	27,666
FHLMC Multifamily Structured Pass Through Certificates	9,933
FHLMC Structured Pass Through Securities	53,903
Freddie Mac Non Gold Pool	395,450
Freddie Mac Reference REMIC	4,940
Freddie Mac REMICS	274,432
Freddie Mac Strips	49,053
Ginnie Mae I Pool	153,837
Ginnie Mae II Pool	590,008
Government National Mortgage Association	623,111
United States Treasury Inflation Indexed Bonds	43,010
United States Treasury Note/Bond	1,582,419
United States Treasury Strip Coupon	215,413
United States Treasury Strip Principal	42,717
Cash Collateral In Lieu Of Securities	9,648

Total market value of collateral securities	$6,119,807

Deutsche Bank AG (0.300%)

Security description	Value (a)

Fannie Mae Pool	$5,369,691
Freddie Mac Gold Pool	5,811,962

Total market value of collateral securities	$11,181,653

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$1,643,574
Fannie Mae REMICS	155,682
Fannie Mae Whole Loan	4,323
Federal National Mortgage Association	230,075
Freddie Mac Gold Pool	470,219
Freddie Mac Non Gold Pool	89,202
Freddie Mac REMICS	386,723
Ginnie Mae I Pool	322,891
Ginnie Mae II Pool	166,707
Government National Mortgage Association	36,815
United States Treasury Inflation Indexed Bonds	59
United States Treasury Note/Bond	497,036
United States Treasury Strip Coupon	3,316
United States Treasury Strip Principal	73,378

Total market value of collateral securities	$4,080,000

(q)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $666,835,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$46,617,000
Unrealized depreciation	(8,115,000)

Net unrealized appreciation	$38,502,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities
Entertainment	$—	$7,277,705	$1,717,198	8,994,903
All Other Industries	—	632,833,822	—	632,833,822

Total Bonds	—	640,111,527	1,717,198	641,828,725

Equity Securities
Other	—	—	—	—
Diversified Financial Services	—	—	128,555	128,555

Total Equity Securities	—	—	128,555	128,555

Other
Senior Loans	—	—	—	—
Gaming	—	—	2,714,949	2,714,949
All Other Industries	—	8,910,714	—	8,910,714
Affiliated Money Market Fund(c)	15,791,648	—	—	15,791,648
Investments of Cash Collateral Received for Securities on Loan	—	35,962,405	—	35,962,405

Total Other	15,791,648	44,873,119	2,714,949	63,379,716

Total	$15,791,648	$684,984,646	$4,560,702	$705,336,996

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Corporate Debt		Senior
	Securities	Other	Loans	Total

Balance as of Dec. 31, 2009	$9,231,763	$227,900	$3,470,427	$12,930,090
Accrued discounts/premiums	18,706	—	9,255	27,961
Realized gain (loss)	337,609	143,231	7,929	488,769
Change in unrealized appreciation (depreciation)*	(300,838)	(99,345)	186,376	(213,807)
Sales	(6,561,797)	(143,231)	(959,038)	(7,664,066)
Purchases	2,872,450	—	—	2,872,450
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(3,880,695)	—	—	(3,880,695)

Balance as of Sept. 30, 2010	$1,717,198	$128,555	$2,714,949	$4,560,702

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $(51,436), which is comprised of Corporate Debt Securities of $(138,467), Other of $(99,345) and Senior Loans of $186,376.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Income Opportunities Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.0%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Aerospace & Defense (1.6%)
CPI International, Inc.
Senior Unsecured
02-01-15	6.428%	$1,912,000	(f)	$1,912,000
Esterline Technologies Corp.
08-01-20	7.000	260,000	(d)	269,100
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	3,660,000		3,879,600
L-3 Communications Corp.
10-15-15	6.375	7,047,000		7,267,218
Oshkosh Corp.
03-01-17	8.250	2,904,000		3,121,800
03-01-20	8.500	463,000		501,198

Total				16,950,916

Automotive (1.4%)
Accuride Corp.
Senior Secured
08-01-18	9.500	965,000	(d,e)	1,013,250
Lear Corp.
03-15-18	7.875	2,732,000	(e)	2,895,920
03-15-20	8.125	1,524,000	(e)	1,623,060
Tenneco, Inc.
11-15-15	8.125	4,455,000	(e)	4,661,043
TRW Automotive, Inc.
12-01-17	8.875	4,085,000	(d,e)	4,483,288

Total				14,676,561

Brokerage (0.7%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	990,000	(e)	967,725
12-01-15	7.875	6,940,000	(e)	6,783,850

Total				7,751,575

Building Materials (1.7%)
Associated Materials LLC/Financing, Inc.
Senior Secured
11-15-16	9.875	5,688,000		6,882,480
Gibraltar Industries, Inc.
12-01-15	8.000	3,807,000		3,711,825
Interface, Inc.
Secured
11-01-13	11.375	1,910,000		2,167,850

	Coupon	Principal
Issuer	rate	amount		Value(a)
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	4,704,000		4,909,800
Norcraft Holdings LP/Capital Corp.
Senior Discount Notes
09-01-12	9.750	92,000		86,250

Total				17,758,205

Chemicals (4.8%)
Ashland, Inc.
06-01-17	9.125	2,715,000		3,108,675
Celanese U.S. Holdings LLC
10-15-18	6.625	316,000	(d,e)	322,320
CF Industries, Inc.
05-01-18	6.875	3,625,000		3,896,875
05-01-20	7.125	3,625,000		3,955,781
Chemtura Corp.
Senior Unsecured
06-01-16	6.875	12,200,000	(b,g)	14,030,000
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	10,440,000		10,231,200
Ineos Finance PLC
Senior Secured
05-15-15	9.000	2,990,000	(c,d,e)	3,124,550
Koppers, Inc.
12-01-19	7.875	1,040,000		1,084,200
LyondellBasell Industries
Senior Secured
11-01-17	8.000	6,096,000	(d)	6,652,260
05-01-18	11.000	1,405,000		1,554,281
Nalco Co.
Senior Notes
05-15-17	8.250	70,000		77,350
Rhodia SA
Senior Notes
09-15-20	6.875	1,010,000	(c,d,e)	1,030,200
Solutia, Inc.
11-01-17	8.750	495,000		538,313

Total				49,606,005

Construction Machinery (3.4%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	6,622,000	(d)	7,251,090
RSC Equipment Rental, Inc./Holdings III LLC
Senior Secured
07-15-17	10.000	3,380,000	(d,e)	3,726,450
Terex Corp.
Senior Unsecured
06-01-16	10.875	5,740,000	(e)	6,557,950
The Manitowoc Co., Inc.
11-01-13	7.125	535,000		533,663
02-15-18	9.500	5,435,000	(e)	5,625,225
United Rentals North America, Inc.
06-15-16	10.875	5,455,000	(e)	6,157,331
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	5,165,000	(e)	5,604,025

Total				35,455,734

	Coupon	Principal
Issuer	rate	amount		Value(a)
Consumer Cyclical Services (0.3%)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	2,542,000	(c,d,e)	2,726,295
Consumer Products (2.0%)
ACCO Brands Corp.
Senior Secured
03-15-15	10.625	825,000		921,938
American Achievement Corp.
04-01-12	8.250	795,000	(d)	789,038
Central Garden and Pet Co.
03-01-18	8.250	3,590,000		3,661,800
Jarden Corp.
05-01-16	8.000	3,297,000	(e)	3,511,305
Libbey Glass, Inc.
Senior Secured
02-15-15	10.000	4,448,000	(d,e)	4,781,599
NBTY, Inc.
10-01-18	9.000	390,000	(d,i)	409,500
Sealy Mattress Co.
Senior Secured
04-15-16	10.875	2,126,000	(d,e)	2,391,750
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	4,125,000	(d,e)	4,475,625

Total				20,942,555

Diversified Manufacturing (1.4%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	3,474,000	(d)	3,630,330
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	6,844,000	(d)	7,374,410
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	650,000	(d)	680,875
SPX Corp.
09-01-17	6.875	3,125,000	(d)	3,312,500

Total				14,998,115

Electric (3.7%)
Dynegy Holdings, Inc.
Senior Unsecured
06-01-15	7.500	2,004,000		1,578,150
06-01-19	7.750	2,117,000	(e)	1,450,145
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	4,022,000		2,905,895
Energy Future Holdings Corp.
Senior Secured
01-15-20	10.000	3,545,000	(d)	3,519,334
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	768,000		762,175
Ipalco Enterprises, Inc.
Senior Secured
04-01-16	7.250	2,015,000	(d)	2,171,163

	Coupon	Principal
Issuer	rate	amount		Value(a)
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	11,974,008		11,839,300
NRG Energy, Inc.
02-01-16	7.375	1,895,000		1,949,481
01-15-17	7.375	11,711,000		12,003,775

Total				38,179,418

Entertainment (1.3%)
AMC Entertainment, Inc.
Senior Unsecured
06-01-19	8.750	3,867,000	(e)	4,074,852
Cinemark USA, Inc.
06-15-19	8.625	2,039,000	(e)	2,171,535
Regal Cinemas Corp.
02-01-12	9.375	1,000,000		1,000,000
07-15-19	8.625	2,975,000		3,120,031
Speedway Motorsports, Inc.
06-01-16	8.750	2,800,000		2,982,000

Total				13,348,418

Environmental (0.1%)
Clean Harbors, Inc.
Senior Secured
08-15-16	7.625	1,463,000		1,521,520
Food and Beverage (1.3%)
Bumble Bee Foods LLC
Senior Secured
12-15-15	7.750	3,253,000	(e)	3,480,710
Cott Beverages USA, Inc.
09-01-18	8.125	1,347,000	(d,e)	1,426,136
Cott Beverages, Inc.
11-15-17	8.375	1,205,000	(d,e)	1,275,794
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	2,460,000	(d,e)	2,632,200
Pinnacle Foods Finance LLC/Corp.
09-01-17	8.250	4,935,000	(d,e)	4,984,350

Total				13,799,190

Gaming (5.9%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	1,641,000		1,372,286
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
1st Mortgage
03-01-12	10.125	4,191,000		3,897,630
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	2,750,000	(d)	3,220,938
MGM Resorts International
Senior Secured
05-15-14	10.375	750,000	(e)	834,375
11-15-17	11.125	3,430,000		3,905,913
03-15-20	9.000	6,820,000	(d,e)	7,263,300
Penn National Gaming, Inc.
Senior Subordinated Notes
08-15-19	8.750	2,275,000	(e)	2,417,188

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pinnacle Entertainment, Inc.
08-01-17	8.625	813,000	(e)	862,796
05-15-20	8.750	5,827,000	(e)	5,739,595
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	7,053,000	(d)	7,361,569
San Pasqual Casino
09-15-13	8.000	1,520,000	(d)	1,491,500
Seminole Indian Tribe of Florida
10-01-20	7.804	1,955,000	(d)	1,836,859
Seminole Indian Tribe of Florida
Senior Secured
10-01-20	6.535	4,385,000	(d)	3,937,774
Seneca Gaming Corp.
Senior Unsecured
05-01-12	7.250	5,785,000		5,698,225
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	11,230,000	(d)	8,366,349
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	4,080,000	(d)	3,651,600

Total				61,857,897

Gas Distributors (0.8%)
Energy Transfer Equity LP
10-15-20	7.500	5,680,000	(e)	5,978,200
Niska Gas Storage U.S. LLC/Canada ULC
Senior Unsecured
03-15-18	8.875	2,181,000	(d,e)	2,373,241

Total				8,351,441

Gas Pipelines (3.0%)
El Paso Corp.
01-15-32	7.750	7,400,000	(e)	7,683,857
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	1,600,000		1,668,000
06-01-16	9.375	4,205,000	(d,e)	4,625,500
Sonat, Inc.
Senior Unsecured
02-01-18	7.000	2,600,000		2,749,269
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	7,827,000		7,905,269
03-01-16	6.750	6,490,000	(d)	6,554,900

Total				31,186,795

Health Care (5.6%)
American Renal Holdings
Senior Secured
05-15-18	8.375	1,545,000	(d)	1,591,350
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	4,205,000		4,625,500
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	3,090,000	(e,h)	3,429,900
Capella Healthcare, Inc.
07-01-17	9.250	570,000	(d,e)	609,900

	Coupon	Principal
Issuer	rate	amount		Value(a)
CHS/Community Health Systems, Inc.
07-15-15	8.875	4,272,000	(e)	4,539,000
HCA, Inc.
Secured
11-15-16	9.250	1,799,000		1,947,418
HCA, Inc.
Senior Secured
02-15-20	7.875	3,700,000	(e)	4,046,875
09-15-20	7.250	12,005,000		12,845,350
Healthsouth Corp.
02-15-20	8.125	713,000		741,520
inVentiv Health, Inc.
08-15-18	10.000	4,006,000	(d)	3,995,985
LifePoint Hospitals, Inc.
10-01-20	6.625	1,530,000	(d,e)	1,560,600
Omnicare, Inc.
06-01-13	6.125	1,691,000		1,695,228
12-15-15	6.875	4,346,000	(e)	4,389,460
Select Medical Corp.
02-01-15	7.625	5,909,000		5,768,661
Tenet Healthcare Corp.
Senior Secured
07-01-19	8.875	2,155,000		2,378,581
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	1,700,000	(d,e)	1,717,000
02-01-18	8.000	2,432,000	(e)	2,468,480

Total				58,350,808

Home Construction (0.6%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	3,621,000		3,625,526
KB Home
09-15-17	9.100	2,155,000	(e)	2,214,263
William Lyon Homes, Inc.
02-15-14	7.500	570,000		404,700

Total				6,244,489

Independent Energy (9.7%)
Anadarko Petroleum Corp.
Senior Unsecured
03-15-14	7.625	8,880,000	(e)	10,048,767
09-15-17	6.375	5,760,000		6,307,199
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	4,735,000		5,338,713
Brigham Exploration Co.
10-01-18	8.750	1,225,000	(d,e)	1,258,688
Chesapeake Energy Corp.
08-15-20	6.625	7,430,000	(e)	7,764,349
Comstock Resources, Inc.
10-15-17	8.375	3,291,000		3,373,275
Concho Resources, Inc.
10-01-17	8.625	5,144,000		5,452,640
Continental Resources, Inc.
10-01-20	7.375	1,008,000	(d)	1,058,400
04-01-21	7.125	1,895,000	(d)	1,956,588
Denbury Resources, Inc.
12-15-15	7.500	567,000	(e)	591,098
03-01-16	9.750	3,000,000	(e)	3,367,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-15-20	8.250	493,000	(e)	537,370
EXCO Resources, Inc.
09-15-18	7.500	5,225,000	(e)	5,179,281
Forest Oil Corp.
02-15-14	8.500	5,195,000		5,675,538
06-15-19	7.250	2,505,000	(e)	2,561,363
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	6,376,000	(d)	6,439,759
Petrohawk Energy Corp.
08-01-14	10.500	3,630,000		4,083,750
06-01-15	7.875	2,200,000	(e)	2,304,500
08-15-18	7.250	2,320,000	(d)	2,366,400
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	3,420,000		3,702,150
Quicksilver Resources, Inc.
08-01-15	8.250	5,237,000		5,538,128
08-15-19	9.125	2,540,000	(e)	2,784,475
Range Resources Corp.
03-15-15	6.375	700,000		715,750
05-01-18	7.250	1,165,000		1,229,075
05-15-19	8.000	2,632,000		2,875,460
08-01-20	6.750	2,920,000		3,014,900
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	2,969,000	(e,h)	2,969,000
Southwestern Energy Co.
Senior Notes
02-01-18	7.500	2,035,000	(e)	2,299,550

Total				100,793,666

Life Insurance (0.5%)
ING Groep NV
12-29-49	5.775	5,530,000	(c,f)	4,963,175
Lodging (0.8%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	1,254,000	(e)	1,360,590
Wyndham Worldwide Corp.
Senior Unsecured
12-01-16	6.000	3,340,000		3,484,369
02-01-18	5.750	553,000		554,751
03-01-20	7.375	2,500,000	(e)	2,656,250

Total				8,055,960

Media Cable (4.8%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	3,190,000		3,509,000
CCO Holdings LLC/Capital Corp.
10-30-17	7.250	2,653,000	(d,e)	2,689,479
04-30-18	7.875	2,660,000	(d,e)	2,759,750
04-30-20	8.125	1,140,000	(d,e)	1,208,400
Cequel Communications Holdings I LLC/Capital Corp.
Senior Unsecured
11-15-17	8.625	3,431,000	(d)	3,619,705
CSC Holdings LLC

	Coupon	Principal
Issuer	rate	amount		Value(a)
Senior Unsecured
06-15-15	8.500	5,360,000	(e)	5,849,100
02-15-19	8.625	1,280,000	(e)	1,440,000
DISH DBS Corp.
02-01-16	7.125	7,355,000		7,731,944
09-01-19	7.875	2,820,000		3,035,025
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	2,100,000	(d)	2,257,500
Mediacom LLC/Capital Corp.
08-15-19	9.125	3,436,000	(e)	3,556,260
Videotron Ltee
04-15-18	9.125	6,495,000	(c,e)	7,306,875
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	4,347,000	(c)	4,586,085

Total				49,549,123

Media Non-Cable (7.0%)
Belo Corp.
Senior Unsecured
11-15-16	8.000	7,468,000	(e)	7,972,089
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	7,257,000	(e)	7,746,848
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	5,890,000	(d,e)	6,051,975
Gannett Co., Inc.
09-01-15	6.375	1,870,000	(d)	1,848,963
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	2,430,000	(c,d,e)	2,442,150
Intelsat Subsidiary Holding Co. SA
01-15-15	8.875	3,490,000	(c,d,e)	3,612,150
01-15-15	8.875	2,650,000	(c)	2,742,750
Lamar Media Corp.
04-01-14	9.750	3,074,000	(e)	3,519,730
Nielsen Finance LLC/Co.
10-15-18	7.750	5,885,000	(d,i)	5,841,863
Salem Communications Corp.
Senior Secured
12-15-16	9.625	8,011,000	(e)	8,511,687
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	8,321,000	(d)	8,924,272
Sinclair Television Group, Inc.
Senior Notes
10-15-18	8.375	540,000	(d,i)	544,050
Sirius XM Radio, Inc.
04-01-15	8.750	4,735,000	(d,e)	5,030,938
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	6,664,000		7,780,219

Total				72,569,684

Metals (2.0%)
Arch Coal, Inc.
08-01-16	8.750	3,234,000	(e)	3,565,485
10-01-20	7.250	329,000	(e)	347,095

	Coupon	Principal
Issuer	rate	amount		Value(a)
Compass Minerals International, Inc.
06-01-19	8.000	1,610,000		1,730,750
Consol Energy, Inc.
04-01-17	8.000	6,532,000	(d,e)	7,070,890
04-01-20	8.250	4,490,000	(d,e)	4,894,100
Novelis, Inc.
02-15-15	7.250	670,000	(c)	681,725
United States Steel Corp.
Senior Unsecured
04-01-20	7.375	2,199,000	(e)	2,292,458

Total				20,582,503

Non-Captive Consumer (0.8%)
American General Finance Corp.
Senior Unsecured
12-15-17	6.900	10,467,000	(e)	8,739,945
Non-Captive Diversified (5.6%)
Ally Financial, Inc.
03-15-20	8.000	16,963,000	(d)	18,532,077
09-15-20	7.500	2,945,000	(d,e)	3,143,788
CIT Group, Inc.
Senior Secured
05-01-17	7.000	17,740,000		17,363,025
Ford Motor Credit Co. LLC
Senior Unsecured
10-01-14	8.700	3,690,000	(e)	4,139,715
04-15-15	7.000	1,423,000		1,520,589
08-15-17	6.625	5,450,000	(e)	5,817,875
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	3,140,000	(d,e)	3,367,650
09-01-17	8.875	3,905,000	(e)	4,227,163

Total				58,111,882

Oil Field Services (2.1%)
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	6,142,000	(c,d)	5,811,675
Key Energy Services, Inc.
12-01-14	8.375	3,799,000	(e)	4,007,945
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	6,801,000	(d,e)	6,137,903
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	6,075,000	(c,d,e)	6,385,097

Total				22,342,620

Other Financial Institutions (0.3%)
Cardtronics, Inc.
09-01-18	8.250	3,000,000		3,135,000
Other Industry (1.4%)
Aquilex Holdings LLC/Finance Corp.
12-15-16	11.125	5,992,000		5,932,080
Chart Industries, Inc.
10-15-15	9.125	8,195,000		8,440,850

Total				14,372,930

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (2.6%)
Ardagh Packaging Finance PLC
10-15-20	9.125	2,060,000	(c,d,i)	2,060,000
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	990,000	(c,d,i)	990,000
Ball Corp.
09-01-19	7.375	1,435,000		1,560,563
09-15-20	6.750	1,500,000	(e)	1,593,750
Greif, Inc.
Senior Unsecured
02-01-17	6.750	5,135,000		5,295,469
08-01-19	7.750	905,000	(e)	978,531
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	10,017,000	(d)	10,267,424
Sealed Air Corp.
Senior Notes
06-15-17	7.875	4,097,000		4,438,604

Total				27,184,341

Paper (1.5%)
Cascades, Inc.
12-15-17	7.750	5,255,000	(c)	5,478,337
Georgia-Pacific LLC
01-15-15	7.000	225,000	(d)	234,000
06-15-15	7.700	3,983,000		4,411,173
01-15-17	7.125	1,232,000	(d)	1,304,380
Graphic Packaging International, Inc.
06-15-17	9.500	3,080,000	(e)	3,280,200
10-01-18	7.875	715,000	(e)	732,875

Total				15,440,965

Pharmaceuticals (1.0%)
Patheon, Inc.
Senior Secured
04-15-17	8.625	2,998,000	(c,d,e)	3,080,445
Valeant Pharmaceuticals International 10-01-20	7.000	1,745,000	(d)	1,784,263
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	1,310,000	(d,e)	1,336,200
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	4,126,000	(c,d)	4,239,465

Total				10,440,373

Railroads (0.3%)
Kansas City Southern Railway
06-01-15	8.000	2,600,000	(e)	2,795,000
Retailers (3.0%)
HSN, Inc.
08-01-16	11.250	2,110,000		2,405,400
Limited Brands, Inc.
05-01-20	7.000	2,770,000	(e)	2,991,600
QVC, Inc.
Senior Secured
04-15-17	7.125	2,900,000	(d,e)	2,987,000
10-01-19	7.500	3,880,000	(d,e)	4,025,500
10-15-20	7.375	2,900,000	(d)	2,987,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Rite Aid Corp.
Senior Secured
08-15-20	8.000	2,710,000	(d,e)	2,743,875
The Neiman Marcus Group, Inc.
Pay-in-kind
10-15-15	9.000	1,974,255	(e,h)	2,050,757
Toys R Us Property Co. I LLC
07-15-17	10.750	6,043,000	(e)	6,828,590
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	3,896,000	(d,e)	4,139,500

Total				31,159,222

Technology (2.2%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	930,000	(d,e)	941,625
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	5,774,000	(d)	5,976,090
01-15-20	6.875	788,000	(d,e)	823,460
First Data Corp.
Senior Secured
08-15-20	8.875	3,905,000	(d,e)	4,051,438
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	2,045,000	(d,e)	2,126,800
Interactive Data Corp.
08-01-18	10.250	4,665,000	(d,e)	4,991,550
Trans Union LLC/Financing Corp.
06-15-18	11.375	1,590,000	(d,e)	1,812,600
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	2,140,000	(d)	2,214,900

Total				22,938,463

Transportation Services (0.4%)
Avis Budget Car Rental LLC/Finance, Inc.
03-15-18	9.625	1,497,000	(e)	1,583,078
The Hertz Corp.
10-15-18	7.500	2,795,000	(d,e)	2,784,518

Total				4,367,596

Wireless (6.0%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	8,325,000	(d)	9,199,125
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	4,362,000	(d,e)	4,710,960
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	3,865,000	(e)	4,101,731
Crown Castle International Corp.
Senior Unsecured
11-01-19	7.125	4,000,000	(e)	4,255,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
MetroPCS Wireless, Inc.
09-01-18	7.875	5,110,000	(e)	5,237,750
Nextel Communications, Inc.
08-01-15	7.375	17,738,000	(e)	17,826,689
SBA Telecommunications, Inc.
08-15-16	8.000	2,100,000	(e)	2,257,500
08-15-19	8.250	2,387,000		2,625,700
Sprint Capital Corp.
01-30-11	7.625	31,000		31,504
11-15-28	6.875	4,095,000		3,746,925
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	2,225,000	(e)	2,414,125
Wind Acquisition Finance SA
Secured
07-15-17	11.750	5,470,000	(c,d,e)	6,129,819

Total				62,536,828

Wirelines (4.4%)
Cincinnati Bell, Inc.
10-15-17	8.250	4,900,000	(e)	4,949,000
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	1,162,000		1,254,960
10-01-18	8.125	20,000		21,850
04-15-20	8.500	2,414,000	(e)	2,664,453
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	2,604,000	(d)	2,617,020
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	6,786,000		6,896,273
Level 3 Financing, Inc.
11-01-14	9.250	6,025,000		5,663,500
02-15-17	8.750	757,000		673,730
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	4,180,000		4,368,100
Qwest Corp.
Senior Unsecured
05-01-16	8.375	5,345,000	(e)	6,320,463
Windstream Corp.
08-01-16	8.625	380,000		401,850
11-01-17	7.875	7,134,000		7,437,194
Windstream Corp.
Senior Notes
10-15-20	7.750	2,730,000	(d,i)	2,750,475

Total				46,018,868

Total Bonds
(Cost: $937,165,249)				$999,804,081

Senior Loans (0.8%)(k)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Consumer Products (0.4%)
Visant Corp.
Tranche B Term Loan
TBD	TBD	$1,840,000	(i,j)	$1,847,673
12-22-16	7.000%	2,260,000		2,269,424

Total				4,117,097

	Coupon	Principal
Borrower	rate	amount		Value(a)
Gaming (0.1%)
Great Lakes Gaming of Michigan LLC
Development Term Loan
08-15-12	9.000	607,724	(l,m)	596,724
Great Lakes Gaming of Michigan LLC
Non-Gaming Land Acquisition Line of Credit
08-15-12	9.000	224,805	(l,m)	220,736
Great Lakes Gaming of Michigan LLC
Transition Term Loan
08-15-12	9.000	157,408	(l,m)	154,559

Total				972,019

Wirelines (0.3%)
Fairpoint Communications, Inc.
Tranche B Term Loan
03-31-15	1.750	5,202,410	(b,g)	3,354,357

Total Senior Loans
(Cost: $8,792,316)				$8,443,473

Money Market Fund (2.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	26,122,478	(n)	$26,122,478

Total Money Market Fund
(Cost: $26,122,478)			$26,122,478

Investments of Cash Collateral Received for Securities on Loan (24.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.9%)
Argento Variable Funding Company LLC
10-25-10	0.300%	$4,998,917	$4,998,917
Grampian Funding LLC
10-08-10	0.290	4,998,832	4,998,832
Windmill Funding Corp.
10-08-10	0.501	9,987,222	9,987,222

Total			19,984,971

Certificates of Deposit (13.0%)
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
Credit Agricole
10-12-10	0.327	16,000,000	16,000,000
Credit Industrial et Commercial
11-05-10	0.500	10,000,383	10,000,383
11-19-10	0.410	1,500,019	1,500,019
Deutsche Bank AG
12-06-10	0.438	4,000,000	4,000,000
DZ Bank AG
10-12-10	0.500	10,000,000	10,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	3,000,000	3,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-29-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	7,995,326	7,995,326

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Mitsubishi UFJ Trust and Banking Corp.
10-08-10	0.570	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	10,000,000	10,000,000
National Australia Bank Ltd.
03-17-11	0.307	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	6,000,000	6,000,000
Natixis
12-16-10	0.410	4,994,823	4,994,823
12-23-10	0.400	5,993,940	5,993,940
Norinchukin Bank
11-22-10	0.310	4,997,332	4,997,332
Standard Chartered Bank PLC
12-01-10	0.305	2,000,000	2,000,000
12-10-10	0.490	7,000,000	7,000,000
Union Bank of Switzerland
10-18-10	0.455	9,000,000	9,000,000
United Overseas Bank Ltd.
11-18-10	0.300	4,000,000	4,000,000

Total			136,477,466

Commercial Paper (1.2%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	6,990,976	6,990,976
10-15-10	0.491	4,993,671	4,993,671

Total			11,984,647

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.1%)(o)
Barclays Capital, Inc. dated 03-22-10, matures 10-29-10, repurchase price $10,003,625	0.450%	$10,000,000	$10,000,000
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $10,115,326	0.280	10,115,247	10,115,247
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $25,000,264	0.380	25,000,000	25,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $4,001,450	0.450	4,000,000	4,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $20,000,278	0.500	20,000,000	20,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,146	0.350	15,000,000	15,000,000

Total			84,115,247

	Effective	Principal
Issuer	yield	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $255,562,331)			$255,562,331

Total Investments in Securities
(Cost: $1,227,642,374)(p)			$1,289,932,363

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.47% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $343,175,414 or 32.94% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(g)	This position is in bankruptcy.

(h)	Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(i)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $14,396,775.

(j)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(k)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $972,019, representing 0.09% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Great Lakes Gaming of Michigan LLC Development Term Loan 9.000% 2012	03-02-07 thru 09-15-07	$603,361
Great Lakes Gaming of Michigan LLC Non-Gaming Land Acquisition Line of Credit 9.000% 2012	03-02-07 thru 09-15-07	223,191
Great Lakes Gaming of Michigan LLC Transition Term Loan 9.000% 2012	03-02-07 thru 09-15-07	156,278

(m)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(n)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(o)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.450%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$693,281
Citigroup Commercial Mortgage Trust	678,151
Commercial Mortgage Pass Through Certificates	901,569
Credit Suisse Mortgage Capital Certificates	172,339
Granite Master Issuer PLC	1,977,789
JP Morgan Chase Commercial Mortgage Securities Corp	1,094,302
LB Commercial Conduit Mortgage Trust	843,021
Merrill Lynch Mortgage Trust	872,034
Morgan Stanley Capital I	892,788
Paragon Mortgages PLC	1,634,950
Wachovia Bank Commercial Mortgage Trust	739,776

Total market value of collateral securities	$10,500,000

BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$6,500,619
Freddie Mac Gold Pool	1,063,767
Freddie Mac Non Gold Pool	1,092,466
Ginnie Mae I Pool	1,100,725
Ginnie Mae II Pool	559,975

Total market value of collateral securities	$10,317,552

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$49,586
Fannie Mae Interest Strip	122,171
Fannie Mae Pool	3,579,975
Fannie Mae Principal Strip	134,783
Fannie Mae REMICS	4,631,262
Fannie Mae Whole Loan	115,274
FHLMC Multifamily Structured Pass Through Certificates	41,388
FHLMC Structured Pass Through Securities	224,597
Freddie Mac Non Gold Pool	1,647,707
Freddie Mac Reference REMIC	20,585
Freddie Mac REMICS	1,143,465
Freddie Mac Strips	204,389
Ginnie Mae I Pool	640,988
Ginnie Mae II Pool	2,458,368
Government National Mortgage Association	2,596,298
United States Treasury Inflation Indexed Bonds	179,206
United States Treasury Note/Bond	6,593,414
United States Treasury Strip Coupon	897,553
United States Treasury Strip Principal	177,986
Cash Collateral In Lieu Of Securities	40,201

Total market value of collateral securities	$25,499,196

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$46,761
Grampian Funding Ltd/LLC	466,620
Intesa Funding LLC	428,612
Landesbank Hsn-Thurny	32,891
Nationwide Building Soc	1,010,000
Panasonic Finance AMC Inc	339,179
Royal Bank Of Scotland	419,721
Scaldis & Scaldis Jo	1,280,083
Unicredit Delaware	176,133

Total market value of collateral securities	$4,200,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$8,217,869
Fannie Mae REMICS	778,411
Fannie Mae Whole Loan	21,613
Federal National Mortgage Association	1,150,373
Freddie Mac Gold Pool	2,351,095
Freddie Mac Non Gold Pool	446,011
Freddie Mac REMICS	1,933,613
Ginnie Mae I Pool	1,614,460
Ginnie Mae II Pool	833,537
Government National Mortgage Association	184,076
United States Treasury Inflation Indexed Bonds	294
United States Treasury Note/Bond	2,485,179
United States Treasury Strip Coupon	16,579
United States Treasury Strip Principal	366,890

Total market value of collateral securities	$20,400,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$120,140
Amortizing Residential Collateral Trust	544,707
BA Credit Card Trust	87,013
Bear Stearns Asset Backed Securities Trust	133,511
Capital Auto Receivables Asset Trust	6,071
Capital One Multi-Asset Execution Trust	1,645,698
Capital One Prime Auto Receivables Trust	54
Chase Issuance Trust	119,277
Citibank Credit Card Issuance Trust	971,596
Citigroup Commercial Mortgage Trust	84,850
Citigroup/Deutsche Bank Commercial Mortgage Trust	1,284,753
Credit-Based Asset Servicing and Securitization LLC	173,733
Discover Card Master Trust I	300,126
First Franklin Mortgage Loan Asset Backed Certificates	540,080
First National Master Note Trust	180,883
Ford Credit Auto Owner Trust	92,398
Goal Capital Funding Trust	35,938
Greenwich Capital Commercial Funding Corp	327,182
GS Mortgage Securities Corp II	1,271,552
Keycorp Student Loan Trust	2,144
Massachusetts Educational Financing Authority	178,215
Nelnet Education Loan Funding Inc	613,800
Nelnet Student Loan Trust	1,976,100
Nissan Auto Lease Trust	445,454
SLC Student Loan Trust	71,849
SLM Student Loan Trust	3,955,674
Structured Asset Investment Loan Trust	109,062
Terwin Mortgage Trust	478,256

Total market value of collateral securities	$15,750,116

(p)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,227,642,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$64,830,000
Unrealized depreciation	(2,540,000)

Net unrealized appreciation	$62,290,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities	$—	$999,804,081	$—	$999,804,081

Total Bonds	—	999,804,081	—	999,804,081

Other
Senior Loans
Gaming	—	—	972,019	972,019
All Other Industries	—	7,471,454	—	7,471,454
Affiliated Money Market Fund(c)	26,122,478	—	—	26,122,478
Investments of Cash Collateral Received for Securities on Loan	—	255,562,331	—	255,562,331

Total Other	26,122,478	263,033,785	972,019	290,128,282

Total	$26,122,478	$1,262,837,866	$972,019	$1,289,932,363

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans

Balance as of Dec. 31, 2009	$1,242,498
Accrued discounts/premiums	3,314
Realized gain (loss)	2,839
Change in unrealized appreciation (depreciation)*	66,727
Sales	(343,359)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$972,019

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $66,727.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Limited Duration Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (7.4%)
American Express Credit Corp.
Senior Unsecured
08-25-14	5.125%	$7,000,000	(f)	$7,754,229
ANZ National International Ltd.
Bank Guaranteed
08-10-15	3.125	10,360,000	(c,d)	10,498,918
Bank of America Corp.
Senior Unsecured
05-15-14	7.375	14,200,000		16,320,813
BB&T Corp.
04-29-16	3.950	5,455,000		5,770,670
Citigroup, Inc.
Senior Unsecured
10-15-14	5.500	15,400,000	(f)	16,710,063
HSBC Bank PLC
Senior Notes
06-28-15	3.500	6,080,000	(c,d)	6,392,128
JPMorgan Chase & Co.
Senior Unsecured
01-20-15	3.700	9,800,000	(f)	10,352,014
06-24-15	3.400	9,750,000		10,148,469
KeyCorp
Senior Notes
08-13-15	3.750	3,890,000	(f)	3,963,178
Morgan Stanley
Senior Unsecured
10-15-15	5.375	16,000,000	(f)	17,167,840
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	7,800,000	(b,c,d)	7,799,210
The Bank of New York Mellon Corp.
Senior Unsecured
06-18-15	2.950	12,875,000		13,547,606
The Goldman Sachs Group, Inc.
Senior Notes
08-01-15	3.700	19,060,000	(f)	19,500,496
The Royal Bank of Scotland PLC
Bank Guaranteed
09-21-15	3.950	7,790,000	(c)	7,875,122
Wells Fargo & Co.
Senior Notes
04-15-15	3.625	7,500,000	(f)	7,952,685

Total				161,753,441

	Coupon	Principal
Issuer	rate	amount		Value(a)
Chemicals (2.1%)
Invista
05-01-12	9.250	3,698,000	(d)	3,748,848
Nalco Co.
11-15-13	8.875	9,760,000	(f)	9,979,600
The Dow Chemical Co.
Senior Unsecured
02-15-15	5.900	28,387,000	(f)	31,653,804

Total				45,382,252

Construction Machinery (1.0%)
Case New Holland, Inc.
09-01-13	7.750	8,950,000		9,721,938
Terex Corp.
01-15-14	7.375	4,600,000	(f)	4,703,500
The Manitowoc Co., Inc.
11-01-13	7.125	7,830,000		7,810,425

Total				22,235,863

Consumer Products (1.6%)
Clorox Co.
Senior Unsecured
10-15-17	5.950	12,500,000		14,799,737
Fortune Brands, Inc.
Senior Unsecured
06-15-14	6.375	10,684,000		12,121,853
Visant Corp.
10-01-12	7.625	7,500,000		7,515,000

Total				34,436,590

Electric (20.5%)
Appalachian Power Co.
Senior Unsecured
05-24-15	3.400	15,000,000		15,784,545
Arizona Public Service Co.
Senior Unsecured
10-15-11	6.375	4,500,000		4,741,245
06-30-14	5.800	6,750,000	(f)	7,576,200
05-15-15	4.650	10,000,000		10,859,300
08-01-16	6.250	5,000,000		5,816,350
Baltimore Gas & Electric Co.
Senior Unsecured
07-01-13	6.125	7,385,000		8,268,748
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	17,950,000		21,191,452
CMS Energy Corp.
Senior Unsecured
09-30-15	4.250	5,000,000		5,037,500
12-15-15	6.875	16,550,000	(f)	18,345,576
Consumers Energy Co.
1st Mortgage
02-15-14	6.000	4,700,000		5,323,286
03-15-15	5.000	15,201,000		16,954,648
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	29,463,000		33,832,893

	Coupon	Principal
Issuer	rate	amount		Value(a)
DTE Energy Co.
Senior Unsecured
05-15-14	7.625	36,945,000		43,925,683
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	34,024,000	(f)	38,871,467
Indiana Michigan Power Co.
Senior Unsecured
11-01-12	6.375	850,000		927,572
Metropolitan Edison Co.
Senior Unsecured
03-15-13	4.950	2,331,000		2,466,254
04-01-14	4.875	1,000,000		1,078,302
Midamerican Energy Holdings Co.
Senior Unsecured
02-15-14	5.000	4,881,000	(f)	5,353,412
Nevada Power Co.
01-15-15	5.875	38,075,000		43,660,792
Nisource Finance Corp.
03-01-13	6.150	9,935,000		10,915,267
07-15-14	5.400	18,440,000	(f)	20,491,759
09-15-17	5.250	5,150,000		5,632,236
Ohio Edison Co.
Senior Unsecured
05-01-15	5.450	12,182,000		13,637,542
Ohio Power Co.
Senior Unsecured
09-01-13	5.750	330,000		367,848
Oncor Electric Delivery Co. LLC
Senior Secured
01-15-15	6.375	14,891,000		17,311,458
PacifiCorp
1st Mortgage
09-15-13	5.450	1,945,000		2,169,161
Progress Energy, Inc.
Senior Unsecured
03-15-14	6.050	22,956,000		26,136,462
Sierra Pacific Power Co.
04-15-12	6.250	4,732,000		5,057,992
09-01-13	5.450	4,020,000		4,428,922
The Cleveland Electric Illuminating Co.
Senior Unsecured
12-15-13	5.650	10,673,000		11,651,202
TransAlta Corp.
Senior Unsecured
01-15-15	4.750	38,404,000	(c)	41,600,967

Total				449,416,041

Entertainment (1.0%)
Speedway Motorsports, Inc.
06-01-13	6.750	5,000,000		5,037,500
Time Warner, Inc.
07-15-15	3.150	15,595,000	(f)	16,150,698

Total				21,188,198

Environmental (0.3%)
Waste Management, Inc.
03-11-15	6.375	6,011,000		7,048,763

	Coupon	Principal
Issuer	rate	amount		Value(a)
Food and Beverage (8.6%)
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	30,315,000	(d)	35,325,129
Bacardi Ltd.
04-01-14	7.450	12,980,000	(c,d)	15,349,071
ConAgra Foods, Inc.
Senior Unsecured
04-15-14	5.875	1,520,000		1,735,401
06-15-17	5.819	13,637,000		15,777,382
Constellation Brands, Inc.
12-15-14	8.375	8,000,000	(f)	8,760,000
Del Monte Corp.
02-15-15	6.750	11,360,000		11,743,400
Diageo Capital PLC
01-15-14	7.375	8,160,000	(c)	9,667,046
Dr Pepper Snapple Group, Inc.
05-01-13	6.120	10,150,000	(f)	11,362,387
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	21,000,000	(f)	25,135,829
SABMiller PLC
Senior Unsecured
01-15-14	5.700	26,945,000	(c,d)	30,221,861
Sara Lee Corp.
Senior Unsecured
09-15-15	2.750	23,310,000		23,593,742

Total				188,671,248

Gas Pipelines (6.4%)
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	13,502,000		13,838,767
04-01-13	7.875	7,050,000		8,118,075
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	36,431,000		42,931,020
El Paso Corp.
Senior Unsecured
06-15-12	7.875	1,000,000	(f)	1,064,242
Enterprise Products Operating LLC
06-01-15	3.700	7,500,000		7,872,780
Gulfstream Natural Gas System LLC
Senior Unsecured
06-01-16	6.950	5,000,000	(d,f)	5,989,290
Kinder Morgan Energy Partners LP
Senior Unsecured
02-15-15	5.625	5,500,000	(f)	6,164,697
Midcontinent Express Pipeline LLC
Senior Unsecured
09-15-14	5.450	5,065,000	(d,f)	5,406,320
Northwest Pipeline GP
Senior Unsecured
06-15-16	7.000	3,835,000		4,630,716
04-15-17	5.950	2,500,000		2,859,829
Panhandle Eastern Pipeline Co. LP
Senior Unsecured
08-15-13	6.050	5,000,000		5,474,220

	Coupon	Principal
Issuer	rate	amount		Value(a)
Plains All American Pipeline LP/Finance Corp.
09-15-15	3.950	3,500,000	(f)	3,671,395
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	4,678,000	(d)	5,134,769
TransCanada PipeLines Ltd.
Senior Unsecured
06-01-15	3.400	12,000,000	(c)	12,822,227
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	11,272,000		13,175,040

Total				139,153,387

Health Care (4.2%)
AmerisourceBergen Corp.
09-15-15	5.875	10,502,000	(f)	12,040,732
Cardinal Health, Inc.
Senior Unsecured
06-15-12	5.650	4,810,000		5,148,985
CareFusion Corp.
Senior Unsecured
08-01-14	5.125	16,820,000		18,551,451
DaVita, Inc.
03-15-13	6.625	9,915,000		10,076,119
Express Scripts, Inc.
06-15-14	6.250	17,793,000		20,413,233
Hospira, Inc.
Senior Unsecured
06-15-14	5.900	5,000,000		5,655,720
05-15-15	6.400	5,000,000		5,800,035
Medco Health Solutions, Inc.
Senior Unsecured
09-15-15	2.750	13,975,000	(f)	14,197,336

Total				91,883,611

Health Care Insurance (0.4%)
UnitedHealth Group, Inc.
Senior Unsecured
08-15-14	5.000	2,085,000		2,299,784
03-15-15	4.875	1,227,000		1,353,736
WellPoint, Inc.
Senior Unsecured
02-15-14	6.000	3,905,000		4,422,256

Total				8,075,776

Independent Energy (6.6%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	16,315,000	(f)	17,814,822
Canadian Natural Resources Ltd.
Senior Unsecured
08-15-16	6.000	250,000	(c,f)	292,559
05-15-17	5.700	16,655,000	(c,f)	19,163,743
Chesapeake Energy Corp.
07-15-13	7.625	5,985,000	(f)	6,523,650

	Coupon	Principal
Issuer	rate	amount		Value(a)
Denbury Resources, Inc.
04-01-13	7.500	10,000,000	(f)	10,175,000
EnCana Corp.
Senior Unsecured
12-01-17	5.900	7,794,000	(c,f)	9,099,035
EnCana Holdings Finance Corp.
05-01-14	5.800	14,325,000	(c)	16,257,657
Forest Oil Corp.
02-15-14	8.500	9,686,000	(f)	10,581,955
Newfield Exploration Co.
Senior Subordinated Notes
09-01-14	6.625	9,500,000	(f)	9,713,750
Nexen, Inc.
Senior Unsecured
11-20-13	5.050	13,080,000	(c,f)	14,214,991
Woodside Finance Ltd.
11-10-14	4.500	27,500,000	(c,d,f)	29,492,908

Total				143,330,070

Integrated Energy (1.6%)
Cenovus Energy, Inc.
Senior Unsecured
09-15-14	4.500	7,000,000	(c)	7,706,083
Hess Corp.
Senior Unsecured
02-15-14	7.000	5,000,000		5,851,035
Marathon Oil Corp.
Senior Unsecured
02-15-14	6.500	4,000,000		4,593,232
PC Financial Partnership
11-15-14	5.000	11,505,000		12,609,065
Petro-Canada
Senior Unsecured
07-15-13	4.000	4,870,000	(c)	5,161,913

Total				35,921,328

Life Insurance (0.4%)
Metropolitan Life Global Funding I
Senior Secured
09-29-15	2.500	9,355,000	(d)	9,372,550
Media Cable (5.8%)
Charter Communications Operating LLC/Capital
Secured
04-30-12	8.000	10,000,000	(d)	10,600,000
Comcast Cable Communications Holdings, Inc.
03-15-13	8.375	82,000		95,226
Comcast Corp.
11-15-15	5.850	24,330,000	(f)	28,195,648
Comcast Holdings Corp.
07-15-12	10.625	4,370,000		5,050,418
CSC Holdings LLC
Senior Unsecured
04-15-12	6.750	1,577,000		1,649,936
04-15-14	8.500	3,000,000	(f)	3,303,750
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	31,460,000	(f)	31,766,263

	Coupon	Principal
Issuer	rate	amount		Value(a)
DISH DBS Corp.
10-01-11	6.375	1,000,000		1,035,000
10-01-14	6.625	8,500,000	(f)	8,882,500
Time Warner Cable, Inc.
04-01-14	7.500	7,370,000		8,686,577
05-01-17	5.850	15,000,000	(f)	17,103,210
Videotron Ltee
01-15-14	6.875	10,310,000	(c)	10,464,650

Total				126,833,178

Media Non-Cable (6.0%)
BSKYB Finance UK PLC
10-15-15	5.625	21,334,000	(c,d)	24,252,470
NBC Universal, Inc.
Senior Unsecured
04-30-15	3.650	10,000,000	(d,f)	10,512,757
News America Holdings, Inc.
02-01-13	9.250	6,545,000	(f)	7,642,642
Rainbow National Services LLC
09-01-12	8.750	1,260,000	(d,f)	1,264,725
Reed Elsevier Capital, Inc.
06-15-12	4.625	1,400,000		1,467,379
01-15-14	7.750	16,942,000		19,806,655
RR Donnelley & Sons Co.
Senior Unsecured
04-01-14	4.950	9,060,000		9,399,922
05-15-15	5.500	17,000,000		17,858,738
TCM Sub LLC
01-15-15	3.550	30,000,000	(d)	31,598,275
Thomson Reuters Corp.
10-01-14	5.700	6,136,000	(c)	7,038,563

Total				130,842,126

Metals (2.1%)
ArcelorMittal
Senior Unsecured
08-05-15	3.750	5,835,000	(c,f)	5,897,324
ArcelorMittal USA, Inc.
04-15-14	6.500	32,050,000		35,520,214
Arch Western Finance LLC
07-01-13	6.750	4,709,000	(f)	4,761,976

Total				46,179,514

Non-Captive Diversified (0.8%)
General Electric Capital Corp.
Senior Unsecured
11-14-14	3.750	9,175,000	(f)	9,715,885
06-29-15	3.500	7,500,000	(f)	7,846,740

Total				17,562,625

Oil Field Services (0.5%)
Weatherford International Ltd.
03-15-13	5.150	8,106,000	(c)	8,679,200
Weatherford International, Inc.
06-15-12	5.950	1,271,000		1,362,822

Total				10,042,022

	Coupon	Principal
Issuer	rate	amount		Value(a)
Packaging (0.6%)
Owens-Brockway Glass Container, Inc.
12-01-14	6.750	10,000,000		10,275,000
Silgan Holdings, Inc.
Senior Subordinated Notes
11-15-13	6.750	3,000,000	(f)	3,045,000

Total				13,320,000

Railroads (2.5%)
Burlington Northern Sante Fe LLC
Senior Unsecured
01-15-15	4.875	5,500,000		6,118,761
Canadian Pacific Railway Co.
Senior Unsecured
05-15-13	5.750	2,250,000	(c)	2,491,601
CSX Corp.
Senior Unsecured
03-15-13	5.750	10,556,000		11,630,390
08-01-13	5.500	10,000,000		11,067,650
04-01-15	6.250	14,520,000		16,993,365
Union Pacific Corp.
Senior Unsecured
01-31-13	5.450	6,750,000	(f)	7,378,533

Total				55,680,300

Retailers (1.4%)
CVS Caremark Corp.
Senior Unsecured
06-01-17	5.750	26,425,000		30,324,934
Supermarkets (0.3%)
The Kroger Co.
01-15-14	7.500	5,000,000		5,908,705
Transportation Services (1.8%)
ERAC USA Finance LLC
07-01-13	2.750	9,000,000	(d)	9,191,516
11-15-15	5.900	1,960,000	(d)	2,236,877
10-15-17	6.375	23,640,000	(d,f)	27,415,447

Total				38,843,840

Wireless (2.9%)
Rogers Communications, Inc.
03-01-14	6.375	21,000,000	(c)	24,191,748
Sprint Capital Corp.
01-30-11	7.625	800,000		813,000
03-15-12	8.375	9,500,000	(f)	10,165,000
Vodafone Group PLC
Senior Unsecured
01-30-15	5.375	26,000,000	(c)	29,283,462

Total				64,453,210

Wirelines (9.1%)
AT&T, Inc.
Senior Unsecured
08-15-15	2.500	42,685,000	(f)	43,555,578
Deutsche Telekom International Finance BV
07-22-13	5.250	24,886,000	(c,f)	27,351,490

	Coupon	Principal
Issuer	rate	amount		Value(a)
Embarq Corp.
Senior Unsecured
06-01-16	7.082	18,050,000		20,060,860
France Telecom SA
Senior Unsecured
07-08-14	4.375	7,018,000	(c)	7,737,085
09-16-15	2.125	6,175,000	(c)	6,223,800
Frontier Communications Corp.
Senior Unsecured
01-15-13	6.250	8,100,000	(f)	8,484,750
Qwest Corp.
Senior Unsecured
03-15-12	8.875	7,500,000	(f)	8,231,250
Telecom Italia Capital SA
10-01-15	5.250	15,915,000	(c)	17,174,449
Telefonica Emisiones SAU
01-15-15	4.949	19,500,000	(c)	21,336,549
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	25,000,000	(f)	26,965,750
Windstream Corp.
08-01-13	8.125	10,000,000	(f)	10,850,000

Total				197,971,561

Total Bonds (Cost: $2,035,247,638)				$2,095,831,133

Money Market Fund (4.3%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	94,566,005	(g)	$94,566,005

Total Money Market Fund
(Cost: $94,566,005)			$94,566,005

Investments of Cash Collateral Received for Securities on Loan (11.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.8%)
Antalis US Funding Corp.
10-07-10	0.310%	$4,998,751	$4,998,751
Argento Variable Funding Company LLC
10-12-10	0.300	999,733	999,733
10-25-10	0.300	3,999,133	3,999,133
Grampian Funding LLC
10-08-10	0.290	4,998,833	4,998,833
Rhein-Main Securitisation Ltd.
10-15-10	0.500	1,998,722	1,998,722

Total			16,995,172

Certificates of Deposit (4.5%)
Australia and New Zealand Bank Group
10-25-10	0.350	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
11-22-10	0.307	4,997,358	4,997,358
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
11-19-10	0.400	3,000,000	3,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Caisse des Depots
12-13-10	0.345	5,994,772	5,994,772
Credit Industrial et Commercial
11-19-10	0.410	3,000,038	3,000,038
DZ Bank AG
11-16-10	0.360	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	10,000,000	10,000,000
KBC Bank NV
10-13-10	0.425	4,998,230	4,998,230
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Natixis
12-23-10	0.400	2,497,475	2,497,475
Norinchukin Bank
11-24-10	0.335	5,000,063	5,000,063
Overseas Chinese Banking Corp.
12-23-10	0.350	5,000,000	5,000,000
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	1,997,958	1,997,958
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,643	4,995,643
United Overseas Bank Ltd.
10-12-10	0.280	7,000,000	7,000,000

Total			98,464,935

Commercial Paper (0.2%)
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792
Other Short-Term Obligations (0.3%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	4,000,000	4,000,000

Total			6,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.0%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $16,355,829	0.220%	$16,355,729	$16,355,729
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $30,000,317	0.380	30,000,000	30,000,000
$10,000,117	0.420	10,000,000	10,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,058	0.210	10,000,000	10,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $20,000,167	0.300	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $35,000,389	0.400	35,000,000	35,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,097	0.350	10,000,000	10,000,000

Total			131,355,729

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $257,814,628)			$257,814,628

Total Investments in Securities
(Cost: $2,387,628,271)(h)			$2,448,211,766

Investments in Derivatives
At Sept. 30, 2010, $4,623,530 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	957	$210,046,552	Jan. 2011	$731,262
U.S. Treasury Note, 5-year	(3,611)	(436,451,423)	Jan. 2011	(3,132,103)
U.S. Treasury Note, 10-year	(1,451)	(182,894,023)	Dec. 2010	(2,230,787)

Total				$(4,631,628)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $7,800,000.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 19.93% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $281,803,069 or 12.89% of net assets.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$8,571,859
Freddie Mac Gold Pool	8,110,984

Total market value of collateral securities	$16,682,843

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$59,503
Fannie Mae Interest Strip	146,605
Fannie Mae Pool	4,295,971
Fannie Mae Principal Strip	161,740
Fannie Mae REMICS	5,557,515
Fannie Mae Whole Loan	138,328
FHLMC Multifamily Structured Pass Through Certificates	49,665
FHLMC Structured Pass Through Securities	269,516
Freddie Mac Non Gold Pool	1,977,248
Freddie Mac Reference REMIC	24,702
Freddie Mac REMICS	1,372,158
Freddie Mac Strips	245,267
Ginnie Mae I Pool	769,185
Ginnie Mae II Pool	2,950,041
Government National Mortgage Association	3,115,557
United States Treasury Inflation Indexed Bonds	215,048
United States Treasury Note/Bond	7,912,097
United States Treasury Strip Coupon	1,077,064
United States Treasury Strip Principal	213,584
Cash Collateral In Lieu Of Securities	48,241

Total market value of collateral securities	$30,599,035

Cantor Fitzgerald & Co. (0.420%)

Security description	Value (a)

Ameriquest Mortgage Securities Inc	$61,197
BA Credit Card Trust	25,706
Bayview Financial Acquisition Trust	102,440
Capital One Multi-Asset Execution Trust	3,823
Chase Issuance Trust	10,799
Citibank Credit Card Issuance Trust	9,673
Countrywide Asset-Backed Certificates	45,413
Credit-Based Asset Servicing and Securitization LLC	16,055
Fannie Mae Pool	5,565,632
Franklin Auto Trust	8,209
Freddie Mac Non Gold Pool	4,027,054
GSAMP Trust	7,636
Morgan Stanley Dean Witter Capital I	112,417
PG&E Energy Recovery Funding LLC	86,133
Residential Asset Mortgage Products Inc	87,571
Thornburg Mortgage Securities Trust	48,104

Total market value of collateral securities	$10,217,862

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$56,388
Fannie Mae REMICS	3,497,124
Freddie Mac Reference REMIC	112,673
Freddie Mac REMICS	4,980,463
Government National Mortgage Association	1,553,352

Total market value of collateral securities	$10,200,000

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$10,556,660
Fannie Mae REMICS	6,254,761
Government National Mortgage Association	3,588,609

Total market value of collateral securities	$20,400,030

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$32,378,472
Freddie Mac Gold Pool	1,734,873
Freddie Mac Non Gold Pool	1,586,655

Total market value of collateral securities	$35,700,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$80,094
Amortizing Residential Collateral Trust	363,138
BA Credit Card Trust	58,009
Bear Stearns Asset Backed Securities Trust	89,007
Capital Auto Receivables Asset Trust	4,047
Capital One Multi-Asset Execution Trust	1,097,132
Capital One Prime Auto Receivables Trust	36
Chase Issuance Trust	79,518
Citibank Credit Card Issuance Trust	647,730
Citigroup Commercial Mortgage Trust	56,567
Citigroup/Deutsche Bank Commercial Mortgage Trust	856,502
Credit-Based Asset Servicing and Securitization LLC	115,822
Discover Card Master Trust I	200,084
First Franklin Mortgage Loan Asset Backed Certificates	360,053
First National Master Note Trust	120,589
Ford Credit Auto Owner Trust	61,599
Goal Capital Funding Trust	23,959
Greenwich Capital Commercial Funding Corp	218,122
GS Mortgage Securities Corp II	847,701
Keycorp Student Loan Trust	1,430
Massachusetts Educational Financing Authority	118,810
Nelnet Education Loan Funding Inc	409,200
Nelnet Student Loan Trust	1,317,400
Nissan Auto Lease Trust	296,969
SLC Student Loan Trust	47,899
SLM Student Loan Trust	2,637,116
Structured Asset Investment Loan Trust	72,708
Terwin Mortgage Trust	318,837

Total market value of collateral securities	$10,500,078

(f)	At Sept. 30, 2010, security was partially or fully on loan.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(h)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $2,387,628,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$60,590,000
Unrealized depreciation	(6,000)

Net unrealized appreciation	$60,584,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Debt Securities	$—	$2,095,831,133	$—	$2,095,831,133

Total Bonds	—	2,095,831,133	—	2,095,831,133

Other
Affiliated Money Market Fund(c)	94,566,005	—	—	94,566,005
Investments of Cash Collateral Received for Securities on Loan	—	257,814,628	—	257,814,628

Total Other	94,566,005	257,814,628	—	352,380,633

Investments in Securities	94,566,005	2,353,645,761	—	2,448,211,766
Derivatives(d)
Assets
Futures Contracts	731,262	—	—	731,262
Liabilities
Futures Contracts	(5,362,890)	—	—	(5,362,890)

Total	$89,934,377	$2,353,645,761	$—	$2,443,580,138

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource VP — Mid Cap Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.3%)

Issuer	Shares		Value(a)
Air Freight & Logistics (0.8%)
Expeditors International of Washington, Inc.	61,140		$2,826,502

Airlines (2.2%)
Delta Air Lines, Inc.	517,052	(b,d)	6,018,485
US Airways Group, Inc.	246,734	(b)	2,282,290

Total			8,300,775

Automobiles (0.4%)
Tesla Motors, Inc.	70,007	(b,d)	1,418,342

Beverages (0.2%)
Heckmann Corp.	218,654	(b)	852,751

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.	62,095	(b)	3,996,435
BioMarin Pharmaceutical, Inc.	140,407	(b,d)	3,138,096
Dendreon Corp.	63,333	(b)	2,608,053
Vertex Pharmaceuticals, Inc.	59,620	(b,d)	2,061,063

Total			11,803,647

Capital Markets (2.2%)
Affiliated Managers Group, Inc.	24,044	(b,d)	1,875,672
Blackstone Group LP	119,668		1,518,587
E*Trade Financial Corp.	178,930	(b)	2,601,643
optionsXpress Holdings, Inc.	69,732	(b,d)	1,071,084
T Rowe Price Group, Inc.	25,899	(d)	1,296,633

Total			8,363,619

Chemicals (1.7%)
Ecolab, Inc.	55,318	(d)	2,806,835
Huntsman Corp.	170,947		1,976,147
Intrepid Potash, Inc.	55,479	(b,d)	1,446,338

Total			6,229,320

Commercial Banks (0.7%)
Marshall & Ilsley Corp.	127,262		895,924
Regions Financial Corp.	119,253		866,969
Zions Bancorporation	42,869		915,683

Total			2,678,576

Commercial Services & Supplies (0.3%)
Iron Mountain, Inc.	43,375		968,998

Communications Equipment (8.9%)
Alcatel-Lucent, ADR	718,144	(b,c)	2,427,327
BigBand Networks, Inc.	1,136,330	(b,d)	3,227,177
Brocade Communications Systems, Inc.	903,894	(b,d)	5,278,740

Issuer	Shares		Value(a)
Ciena Corp.	569,208	(b,d)	8,862,568
Finisar Corp.	112,335	(b,d)	2,110,775
Infinera Corp.	360,547	(b,d)	4,207,583
InterDigital, Inc.	6,259	(b)	185,329
JDS Uniphase Corp.	116,922	(b)	1,448,664
Juniper Networks, Inc.	126,156	(b,d)	3,828,835
ORBCOMM, Inc.	644,102	(b)	1,462,112

Total			33,039,110

Computers & Peripherals (0.8%)
STEC, Inc.	242,589	(b,d)	3,020,233

Construction & Engineering (1.8%)
Fluor Corp.	37,409		1,852,868
Foster Wheeler AG	45,543	(b,c)	1,113,982
Quanta Services, Inc.	121,431	(b,d)	2,316,903
The Shaw Group, Inc.	40,129	(b,d)	1,346,729

Total			6,630,482

Construction Materials (1.0%)
Martin Marietta Materials, Inc.	29,876	(d)	2,299,556
Vulcan Materials Co.	39,723	(d)	1,466,573

Total			3,766,129

Diversified Consumer Services (—%)
Coinstar, Inc.	76	(b,d)	3,267

Diversified Financial Services (0.7%)
IntercontinentalExchange, Inc.	23,745	(b,d)	2,486,576

Electrical Equipment (0.8%)
American Superconductor Corp.	57,252	(b,d)	1,780,537
Real Goods Solar, Inc., Class A	343,578	(b)	1,267,803

Total			3,048,340

Energy Equipment & Services (2.9%)
Cameron International Corp.	28,101	(b)	1,207,219
Diamond Offshore Drilling, Inc.	22,783	(d)	1,544,004
Ensco PLC, ADR	57,566	(c,d)	2,574,927
Hercules Offshore, Inc.	720,269	(b,d)	1,908,713
Oceaneering International, Inc.	16,111	(b)	867,738
Weatherford International Ltd.	150,991	(b,c)	2,581,946

Total			10,684,547

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.	23,956	(b,d)	994,174

Health Care Equipment & Supplies (5.3%)
AGA Medical Holdings, Inc.	139,057	(b,d)	1,941,236
CR Bard, Inc.	18,344		1,493,752
Edwards Lifesciences Corp.	14,405	(b)	965,855
Gen-Probe, Inc.	76,339	(b)	3,699,388
Haemonetics Corp.	65,367	(b,d)	3,825,930
Hospira, Inc.	59,488	(b)	3,391,411
Intuitive Surgical, Inc.	2,497	(b,d)	708,499
Masimo Corp.	67,983	(d)	1,856,616
Thoratec Corp.	45,892	(b,d)	1,697,086

Total			19,579,773

Issuer	Shares		Value(a)
Health Care Providers & Services (3.1%)
Emdeon, Inc., Class A	126,370	(b)	1,539,187
Mednax, Inc.	28,992	(b,d)	1,545,274
Select Medical Holdings Corp.	716,359	(b,d)	5,515,963
WellCare Health Plans, Inc.	102,681	(b,d)	2,973,642

Total			11,574,066

Health Care Technology (0.1%)
Cerner Corp.	4,783	(b,d)	401,724

Hotels, Restaurants & Leisure (2.8%)
China Lodging Group Ltd.	8,247	(b,c)	193,557
Gaylord Entertainment Co.	24,273	(b)	740,327
International Game Technology	67,227	(d)	971,430
Marriott International, Inc., Class A	40,748	(d)	1,460,001
Panera Bread Co., Class A	18,396	(b,d)	1,630,070
Scientific Games Corp., Class A	351,013	(b,d)	3,404,825
Starwood Hotels & Resorts Worldwide, Inc.	38,853	(d)	2,041,725

Total			10,441,935

Household Durables (1.4%)
Harman International Industries, Inc.	73,012	(b,d)	2,439,331
KB Home	122,034	(d)	1,382,645
Pulte Group, Inc.	163,768	(b,d)	1,434,608

Total			5,256,584

Household Products (0.2%)
Clorox Co.	10,470	(d)	698,977

Insurance (1.6%)
Hartford Financial Services Group, Inc.	129,669		2,975,904
Principal Financial Group, Inc.	118,478	(d)	3,070,949

Total			6,046,853

Internet & Catalog Retail (0.5%)
priceline.com, Inc.	5,382	(b)	1,874,766

Internet Software & Services (2.4%)
Akamai Technologies, Inc.	32,043	(b)	1,607,918
Art Technology Group, Inc.	288,848	(b)	1,192,942
Limelight Networks, Inc.	879,339	(b,d)	5,170,513
OpenTable, Inc.	13,607	(b,d)	926,365

Total			8,897,738

Leisure Equipment & Products (0.3%)
Leapfrog Enterprises, Inc.	172,945	(b)	947,739

Life Sciences Tools & Services (0.8%)
Illumina, Inc.	44,968	(b,d)	2,212,426
Life Technologies Corp.	15,429	(b)	720,380

Total			2,932,806

Machinery (1.8%)
Badger Meter, Inc.	26,120	(d)	1,057,338
Flowserve Corp.	11,847		1,296,299

Issuer	Shares		Value(a)
Joy Global, Inc.	32,325		2,273,093
Kennametal, Inc.	73,359	(d)	2,268,994

Total			6,895,724

Marine (4.0%)
Diana Shipping, Inc.	184,267	(b,c)	2,340,191
DryShips, Inc.	2,044,051	(b,c)	9,831,885
Genco Shipping & Trading Ltd.	180,954	(b)	2,884,407

Total			15,056,483

Media (0.8%)
Sirius XM Radio, Inc.	2,601,076	(b,d)	3,121,291

Metals & Mining (4.7%)
AK Steel Holding Corp.	161,723		2,233,395
Alcoa, Inc.	256,651	(d)	3,108,044
Cliffs Natural Resources, Inc.	22,796	(d)	1,457,120
Freeport-McMoRan Copper & Gold, Inc.	9,488		810,180
Kinross Gold Corp.	138,570	(c)	2,603,730
Steel Dynamics, Inc.	80,947	(d)	1,142,162
United States Steel Corp.	77,944	(d)	3,417,065
Yamana Gold, Inc.	226,915	(c)	2,586,831

Total			17,358,527

Multiline Retail (0.9%)
Nordstrom, Inc.	34,512		1,283,846
Saks, Inc.	230,609	(b,d)	1,983,238

Total			3,267,084

Oil, Gas & Consumable Fuels (7.3%)
Alpha Natural Resources, Inc.	38,225	(b)	1,572,959
Arch Coal, Inc.	55,475	(d)	1,481,737
Clean Energy Fuels Corp.	175,815	(b,d)	2,498,331
Consol Energy, Inc.	71,604		2,646,484
Crude Carriers Corp.	249,173	(c)	4,485,114
Denbury Resources, Inc.	54,211	(b,d)	861,413
El Paso Corp.	144,141		1,784,466
Frontier Oil Corp.	232,578	(d)	3,116,545
Petrohawk Energy Corp.	86,339	(b,d)	1,393,511
Range Resources Corp.	22,331		851,481
Tesoro Corp.	173,408	(d)	2,316,731
The Williams Companies, Inc.	45,571		870,862
Western Refining, Inc.	642,138	(b,d)	3,364,803

Total			27,244,437

Paper & Forest Products (0.3%)
Schweitzer-Mauduit International, Inc.	17,294	(d)	1,008,413

Personal Products (1.0%)
Avon Products, Inc.	120,591		3,872,177

Pharmaceuticals (1.6%)
Auxilium Pharmaceuticals, Inc.	62,200	(b,d)	1,541,316
Mylan, Inc.	139,529	(b,d)	2,624,540
Shire PLC, ADR	27,381	(c)	1,842,194

Total			6,008,050

Issuer	Shares		Value(a)
Road & Rail (1.7%)
Con-way, Inc.	89,431	(d)	2,771,467
Landstar System, Inc.	63,576		2,455,305
Ryder System, Inc.	24,395		1,043,374

Total			6,270,146

Semiconductors & Semiconductor Equipment (12.6%)
Altera Corp.	67,477	(d)	2,035,106
Analog Devices, Inc.	34,020		1,067,548
Atheros Communications, Inc.	39,875	(b,d)	1,050,706
Broadcom Corp., Class A	38,452		1,360,816
Cree, Inc.	35,128	(b)	1,907,099
Energy Conversion Devices, Inc.	234,014	(b,d)	1,174,750
Evergreen Solar, Inc.	1,200,926	(b,d)	881,480
First Solar, Inc.	34,805	(b,d)	5,128,517
Formfactor, Inc.	741,172	(b,d)	6,374,079
JA Solar Holdings Co., Ltd., ADR	216,313	(b,c,d)	2,018,200
LSI Corp.	211,366	(b)	963,829
Marvell Technology Group Ltd.	68,810	(b,c)	1,204,863
Mellanox Technologies Ltd.	129,501	(b,c)	2,543,400
MEMC Electronic Materials, Inc.	31,411	(b)	374,419
NVIDIA Corp.	186,953	(b,d)	2,183,611
PMC — Sierra, Inc.	1,758,218	(b,d)	12,940,484
SunPower Corp., Class A	140,617	(b,d)	2,024,885
Suntech Power Holdings Co., Ltd., ADR	95,904	(b,c,d)	924,515
Xilinx, Inc.	49,571	(d)	1,319,084

Total			47,477,391

Software (6.5%)
CommVault Systems, Inc.	65,016	(b)	1,692,366
NetSuite, Inc.	130,109	(b,d)	3,066,669
Novell, Inc.	550,981	(b)	3,289,357
Symantec Corp.	456,913	(b)	6,931,370
TIBCO Software, Inc.	510,856	(b)	9,062,586

Total			24,042,348

Specialty Retail (4.7%)
Abercrombie & Fitch Co., Class A	38,151		1,500,097
Bed Bath & Beyond, Inc.	27,293	(b)	1,184,789
Dick’s Sporting Goods, Inc.	100,165	(b,d)	2,808,627
GameStop Corp., Class A	107,656	(b,d)	2,121,900
J Crew Group, Inc.	27,499	(b,d)	924,516
PetSmart, Inc.	86,777	(d)	3,037,195
Rent-A-Center, Inc.	16,239		363,429
Rue21, Inc.	109,882	(b,d)	2,836,054
Talbots, Inc.	40,032	(b)	524,419
Tiffany & Co.	30,731	(d)	1,444,050
Urban Outfitters, Inc.	21,765	(b,d)	684,292

Total			17,429,368

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	38,983		1,674,710
Lululemon Athletica, Inc.	24,843	(b,c,d)	1,110,979
Phillips-Van Heusen Corp.	23,912		1,438,546

Total			4,224,235

Thrifts & Mortgage Finance (0.8%)
MGIC Investment Corp.	232,569	(b)	2,146,612
Radian Group, Inc.	95,182		744,323

Total			2,890,935

Issuer	Shares		Value(a)

Trading Companies & Distributors (0.3%)
RSC Holdings, Inc.	167,799	(b)	1,251,781

Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A	27,540	(b)	1,411,700
NII Holdings, Inc.	39,112	(b)	1,607,504

Total			3,019,204

Total Common Stocks (Cost: $359,059,948)			$366,205,943

Money Market Fund (2.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	7,567,151	(e)	$7,567,151

Total Money Market Fund (Cost: $7,567,151)			$7,567,151

Investments of Cash Collateral Received for Securities on Loan (27.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.9%)
Argento Variable Funding Company LLC
10-25-10	0.300%	$2,999,350	$2,999,350
Rhein-Main Securitisation Ltd.
10-12-10	0.611	3,993,561	3,993,561

Total			6,992,911

Certificates of Deposit (13.7%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	2,998,415	2,998,415
Barclays Bank PLC
10-29-10	0.340	2,000,000	2,000,000
BNP Paribas
10-15-10	0.327	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Agricole
10-12-10	0.327	3,000,000	3,000,000
Credit Industrial et Commercial
11-05-10	0.500	2,000,077	2,000,077
Development Bank of Singapore Ltd.
11-09-10	0.400	3,000,000	3,000,000
DZ Bank AG
10-18-10	0.480	3,000,000	3,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
KBC Bank NV
10-13-10	0.425	3,998,584	3,998,584
La Banque Postale
11-16-10	0.345	2,998,247	2,998,247
National Bank of Canada
03-21-11	0.400	2,000,000	2,000,000
Norinchukin Bank
10-14-10	0.565	3,000,000	3,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	998,979	998,979
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	2,997,348	2,997,348
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000
United Overseas Bank Ltd.
10-12-10	0.280	3,000,000	3,000,000
Westpac Banking Corp.
11-04-10	0.298	4,999,999	4,999,999

Total			50,989,035

Commercial Paper (0.8%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	2,996,133	2,996,133

Other Short-Term Obligations (1.3%)
Natixis Financial Products LLC
10-01-10	0.550	4,000,000	4,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,000,000	1,000,000

Total			5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.6%)(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $4,323,828	0.280%	$4,323,794	$4,323,794
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $5,000,053	0.380	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,056	0.400	5,000,000	5,000,000
Morgan Stanley dated 01-21-10, matures 10-29-10, repurchase price $7,002,538	0.450	7,000,000	7,000,000
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $10,003,625	0.450	10,000,000	10,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $4,500,044	0.350	4,500,000	4,500,000

Total			35,823,794

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $101,801,873)			$101,801,873

Total Investments in Securities
(Cost: $468,428,972)			$475,574,967

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.84% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,778,710
Freddie Mac Gold Pool	454,711
Freddie Mac Non Gold Pool	466,978
Ginnie Mae I Pool	470,508
Ginnie Mae II Pool	239,363

Total market value of collateral securities	$4,410,270

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,917
Fannie Mae Interest Strip	24,434
Fannie Mae Pool	715,995
Fannie Mae Principal Strip	26,957
Fannie Mae REMICS	926,252
Fannie Mae Whole Loan	23,055
FHLMC Multifamily Structured Pass Through Certificates	8,278
FHLMC Structured Pass Through Securities	44,919
Freddie Mac Non Gold Pool	329,541
Freddie Mac Reference REMIC	4,117
Freddie Mac REMICS	228,693
Freddie Mac Strips	40,878
Ginnie Mae I Pool	128,198
Ginnie Mae II Pool	491,674
Government National Mortgage Association	519,260
United States Treasury Inflation Indexed Bonds	35,841
United States Treasury Note/Bond	1,318,682
United States Treasury Strip Coupon	179,511
United States Treasury Strip Principal	35,597
Cash Collateral In Lieu Of Securities	8,040

Total market value of collateral securities	$5,099,839

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

Morgan Stanley (0.450%)

Security description	Value (a)

Btm Capital Corp	$81,831
Grampian Funding Ltd/LLC	816,586
Intesa Funding LLC	750,070
Landesbank Hsn-Thurny	57,560
Nationwide Building Soc	1,767,500
Panasonic Finance AMC Inc	593,563
Royal Bank Of Scotland	734,512
Scaldis & Scaldis Jo	2,240,145
Unicredit Delaware	308,233

Total market value of collateral securities	$7,350,000

Morgan Stanley (0.450%)

Security description	Value (a)

Amstel Funding Corp	$779,646
Argento Variable Fund	1,098,646
BTM Capital Corp	833,388
Can Ast & Can Ltd	809,757
Credit Agricole NA	664,399
DnB NOR Bank ASA	699,868
Grampian Funding Ltd/LLC	186,357
Royal Bank Of Scotland	945,489
Salisbury Rec Co LLC	1,099,213
Sheffield Receivable	778,733
Silver Tower US Fund	699,710
Solitaire Funding	1,087,247
Straight A Funding	817,547

Total market value of collateral securities	$10,500,000

Nomura Securities (0.350%)

Security description	Value (a)

American Express Credit Account Master Trust	$259,929
Atlantic City Electric Transition Funding LLC	4,142
BA Credit Card Trust	514,972
Banc of America Commercial Mortgage Inc	61,111
Bank of America Auto Trust	360,895
Bayview Commercial Asset Trust	14,414
Bear Stearns Commercial Mortgage Securities	5,103
BMW Vehicle Lease Trust	88,072
Capital Auto Receivables Asset Trust	54,786
Capital One Multi-Asset Execution Trust	50,994
CarMax Auto Owner Trust	41,041
CenterPoint Energy Transition Bond Co LLC	3,918
Chase Issuance Trust	470,347
Citibank Credit Card Issuance Trust	16,507
Citigroup/Deutsche Bank Commercial Mortgage Trust	213,131
CNH Equipment Trust	31,805
Commercial Mortgage Pass Through Certificates	5,516
Connecticut RRB Special Purpose Trust CL&P	2,649
Consumer Funding LLC	35,013
Credit Suisse First Boston Mortgage Securities Corp	2,230
Detroit Edison Securitization Funding LLC	55,641
Developers Diversified Realty Corp	62,644
Discover Card Master Trust I	446
Entergy Gulf States Reconstruction Funding LLC	81,146
Fannie Mae REMICS	179,638
Fannie Mae Whole Loan	118,079
FHLMC Structured Pass Through Securities	94,002
First Union National Bank Commercial Mortgage	4,916
Ford Credit Auto Lease Trust	247,140
Ford Credit Auto Owner Trust	8,837
GE Capital Credit Card Master Note Trust	183,018
GS Mortgage Securities Corp II	102,676
Harley-Davidson Motorcycle Trust	5,280
Honda Auto Receivables Owner Trust	6,005
John Deere Owner Trust	51,846
JP Morgan Chase Commercial Mortgage Securities Corp	31,994
LB-UBS Commercial Mortgage Trust	220,111
Mercedes-Benz Auto Receivables Trust	75,151
Merrill Lynch Mortgage Trust	903
Nissan Auto Lease Trust	122,595
PSE&G Transition Funding LLC	38,305
Public Service New Hampshire Funding LLC	10,529
SLM Student Loan Trust	91,447
USAA Auto Owner Trust	291,378
Volkswagen Auto Loan Enhanced Trust	35,013
Wachovia Bank Commercial Mortgage Trust	322,657
World Omni Auto Receivables Trust	35,507

Total market value of collateral securities	$4,713,479

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$366,205,943	$—	$—	$366,205,943

Total Equity Securities	366,205,943	—	—	366,205,943

Other
Affiliated Money Market Fund(c)	7,567,151	—	—	7,567,151
Investments of Cash Collateral Received for Securities on Loan	—	101,801,873	—	101,801,873

Total Other	7,567,151	101,801,873	—	109,369,024

Total	$373,773,094	$101,801,873	$—	$475,574,967

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
RiverSource VP — Mid Cap Value Fund
Sept. 30, 2010 (Unaudited)
Investments in Securities
(Percentages represent value of investments compared to net assets)
Common Stocks (96.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.1%)
Goodrich Corp.	116,735		$8,606,872

Airlines (1.0%)
AMR Corp.	84,302	(b,d)	528,574
Continental Airlines, Inc., Class B	80,070	(b)	1,988,939
Delta Air Lines, Inc.	171,146	(b,d)	1,992,138
United Continental Holdings, Inc.	3,444	(b)	81,382
United Continental Holdings, Inc.	56,704	(b,d)	1,339,916
US Airways Group, Inc.	145,277	(b,d)	1,343,812

Total			7,274,761

Auto Components (0.5%)
The Goodyear Tire & Rubber Co.	352,469	(b)	3,789,042

Automobiles (0.2%)
Ford Motor Co.	114,996	(b,d)	1,407,551

Building Products (0.8%)
AO Smith Corp.	104,552	(d)	6,052,515

Capital Markets (1.2%)
Artio Global Investors, Inc.	108,782	(d)	1,664,365
Invesco Ltd.	354,907		7,534,675

Total			9,199,040

Chemicals (5.9%)
Agrium, Inc.	92,318	(c,d)	6,922,927
Eastman Chemical Co.	172,974		12,800,076
Huntsman Corp.	601,297	(d)	6,950,993
Lubrizol Corp.	90,231		9,561,779
PPG Industries, Inc.	119,592		8,706,298

Total			44,942,073

Commercial Banks (3.1%)
CIT Group, Inc.	331,244	(b)	13,521,381
Fifth Third Bancorp	422,440		5,081,953
SunTrust Banks, Inc.	192,039		4,960,367

Total			23,563,701

Commercial Services & Supplies (0.7%)
Ritchie Bros Auctioneers, Inc.	254,272	(c,d)	5,281,229

Communications Equipment (0.7%)
Brocade Communications Systems, Inc.	352,040	(b,d)	2,055,914
Tellabs, Inc.	469,723	(d)	3,499,436

Total			5,555,350

Issuer	Shares		Value(a)
Computers & Peripherals (0.7%)
Seagate Technology PLC	119,351	(b,c)	1,405,955
Western Digital Corp.	151,627	(b)	4,304,690

Total			5,710,645

Construction & Engineering (3.4%)
Chicago Bridge & Iron Co. NV	287,258	(b,c)	7,023,459
Fluor Corp.	85,923		4,255,766
Foster Wheeler AG	192,672	(b,c)	4,712,757
Insituform Technologies, Inc., Class A	43,719	(b,d)	1,057,125
Jacobs Engineering Group, Inc.	123,372	(b)	4,774,496
KBR, Inc.	182,893		4,506,484

Total			26,330,087

Construction Materials (0.7%)
Cemex SAB de CV, ADR	638,477	(b,c,d)	5,427,055

Diversified Consumer Services (1.3%)
Apollo Group, Inc., Class A	40,274	(b)	2,068,070
Capella Education Co.	13,450	(b,d)	1,043,989
Career Education Corp.	101,813	(b,d)	2,185,926
Corinthian Colleges, Inc.	197,169	(b,d)	1,384,126
DeVry, Inc.	36,578		1,800,003
ITT Educational Services, Inc.	19,007	(b,d)	1,335,622

Total			9,817,736

Diversified Financial Services (0.3%)
Pico Holdings, Inc.	85,140	(b,d)	2,542,280

Diversified Telecommunication Services (2.0%)
CenturyLink, Inc.	99,884	(d)	3,941,423
Qwest Communications International, Inc.	761,575		4,775,075
Windstream Corp.	556,572	(d)	6,840,270

Total			15,556,768

Electric Utilities (1.6%)
Allegheny Energy, Inc.	165,582		4,060,071
Pepco Holdings, Inc.	298,784		5,557,382
Pinnacle West Capital Corp.	64,669		2,668,890

Total			12,286,343

Electrical Equipment (3.2%)
Babcock & Wilcox Co.	231,597	(b)	4,928,384
Cooper Industries PLC	279,959		13,698,394
Rockwell Automation, Inc.	97,728		6,032,749

Total			24,659,527

Electronic Equipment, Instruments & Components (2.8%)
Agilent Technologies, Inc.	399,108	(b)	13,318,234
Avnet, Inc.	294,330	(b)	7,949,853

Total			21,268,087

Energy Equipment & Services (4.6%)
Cameron International Corp.	124,439	(b,d)	5,345,899
Helix Energy Solutions Group, Inc.	617,493	(b,d)	6,878,872
McDermott International, Inc.	605,583	(b)	8,950,518
Nabors Industries Ltd.	321,205	(b,c)	5,800,962
Noble Corp.	120,398	(c)	4,068,248
Oceaneering International, Inc.	81,733	(b,d)	4,402,139

Total			35,446,638

Issuer	Shares		Value(a)
Gas Utilities (0.6%)
EQT Corp.	81,170		2,926,990
Questar Corp.	84,247	(d)	1,476,850

Total			4,403,840

Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp.	1,055,821	(b)	6,472,183
Hospira, Inc.	92,216	(b)	5,257,234

Total			11,729,417

Health Care Providers & Services (2.1%)
CIGNA Corp.	321,036		11,486,668
Universal Health Services, Inc., Class B	110,391		4,289,794

Total			15,776,462

Hotels, Restaurants & Leisure (1.4%)
Penn National Gaming, Inc.	260,161	(b,d)	7,703,367
Royal Caribbean Cruises Ltd.	83,700	(b)	2,639,061

Total			10,342,428

Household Durables (1.5%)
DR Horton, Inc.	191,427	(d)	2,128,668
KB Home	90,431	(d)	1,024,583
Mohawk Industries, Inc.	74,087	(b,d)	3,948,837
Pulte Group, Inc.	203,303	(b)	1,780,934
Stanley Black & Decker, Inc.	38,134		2,336,852

Total			11,219,874

Insurance (9.6%)
AON Corp.	59,624		2,331,895
Assurant, Inc.	207,811		8,457,908
Axis Capital Holdings Ltd.	194,486		6,406,369
Everest Re Group Ltd.	108,505	(c)	9,382,427
Lincoln National Corp.	315,004		7,534,896
PartnerRe Ltd.	96,989	(c)	7,776,578
Transatlantic Holdings, Inc.	77,801		3,953,847
XL Group PLC	1,288,747		27,914,259

Total			73,758,179

IT Services (0.5%)
Computer Sciences Corp.	89,015		4,094,690

Leisure Equipment & Products (1.4%)
Hasbro, Inc.	238,602		10,620,175

Life Sciences Tools & Services (1.6%)
Life Technologies Corp.	263,898	(b)	12,321,398

Machinery (4.2%)
AGCO Corp.	175,230	(b,d)	6,835,722
Eaton Corp.	132,117		10,898,330
Ingersoll-Rand PLC	83,070	(c,d)	2,966,430
Parker Hannifin Corp.	73,742		5,166,365
Terex Corp.	90,338	(b,d)	2,070,547
The Manitowoc Co., Inc.	364,460	(d)	4,413,611

Total			32,351,005

Issuer	Shares		Value(a)
Media (1.9%)
Liberty Media Corp. — Starz, Series A	35,355	(b,e)	2,293,832
National CineMedia, Inc.	369,385	(d)	6,611,992
Regal Entertainment Group, Class A	409,789	(d)	5,376,432

Total			14,282,256

Metals & Mining (1.9%)
Cliffs Natural Resources, Inc.	48,981	(d)	3,130,866
Freeport-McMoRan Copper & Gold, Inc.	82,169		7,016,411
Steel Dynamics, Inc.	188,839	(d)	2,664,518
United States Steel Corp.	41,755	(d)	1,830,539

Total			14,642,334

Multiline Retail (2.4%)
Macy’s, Inc.	497,896		11,496,418
Nordstrom, Inc.	177,863	(d)	6,616,504

Total			18,112,922

Multi-Utilities (2.9%)
CenterPoint Energy, Inc.	243,713		3,831,168
DTE Energy Co.	118,892		5,460,710
Sempra Energy	113,862		6,125,776
Wisconsin Energy Corp.	115,698		6,687,344

Total			22,104,998

Oil, Gas & Consumable Fuels (6.1%)
Alpha Natural Resources, Inc.	180,125	(b,d)	7,412,144
El Paso Corp.	436,230		5,400,527
Enbridge, Inc.	185,929	(c)	9,724,087
Newfield Exploration Co.	168,505	(b,d)	9,678,927
Pioneer Natural Resources Co.	119,506		7,771,475
QEP Resources, Inc.	47,975		1,445,967
Southwestern Energy Co.	53,264	(b)	1,781,148
Ultra Petroleum Corp.	80,742	(b)	3,389,549

Total			46,603,824

Paper & Forest Products (1.1%)
Domtar Corp.	41,476	(c)	2,678,520
Louisiana-Pacific Corp.	715,053	(b,d)	5,412,951

Total			8,091,471

Pharmaceuticals (3.9%)
Forest Laboratories, Inc.	299,888	(b)	9,275,536
Mylan, Inc.	793,184	(b,d)	14,919,791
Watson Pharmaceuticals, Inc.	133,327	(b)	5,641,065

Total			29,836,392

Real Estate Investment Trusts (REITs) (3.6%)
AvalonBay Communities, Inc.	37,176	(d)	3,863,702
Boston Properties, Inc.	36,185		3,007,697
Equity Residential	96,510		4,590,981
Pebblebrook Hotel Trust	90,865	(b,d)	1,636,479
ProLogis	447,888	(d)	5,276,121
Rayonier, Inc.	77,520		3,885,302
Ventas, Inc.	103,059		5,314,752

Total			27,575,034

Issuer	Shares		Value(a)
Real Estate Management & Development (0.5%)
The St. Joe Co.	144,170	(b,d)	3,585,508

Road & Rail (1.5%)
Con-way, Inc.	45,936	(d)	1,423,557
Kansas City Southern	172,162	(b)	6,440,581
Knight Transportation, Inc.	37,479	(d)	724,469
Landstar System, Inc.	28,402	(d)	1,096,885
Old Dominion Freight Line, Inc.	37,991	(b,d)	965,731
Werner Enterprises, Inc.	39,621	(d)	811,834

Total			11,463,057

Semiconductors & Semiconductor Equipment (2.7%)
LSI Corp.	2,703,252	(b)	12,326,829
Microchip Technology, Inc.	122,288	(d)	3,845,958
NXP Semiconductor NV	334,320	(b,c,d)	4,142,225

Total			20,315,012

Software (2.9%)
Autodesk, Inc.	148,107	(b)	4,734,981
BMC Software, Inc.	194,702	(b)	7,881,537
Check Point Software Technologies Ltd.	266,883	(b,c)	9,855,989

Total			22,472,507

Specialty Retail (0.5%)
Abercrombie & Fitch Co., Class A	92,085	(d)	3,620,782

Textiles, Apparel & Luxury Goods (0.9%)
VF Corp.	81,915	(d)	6,636,753

Tobacco (2.9%)
Lorillard, Inc.	279,574		22,452,588

Wireless Telecommunication Services (0.7%)
Sprint Nextel Corp.	1,219,061	(b)	5,644,252

Total Common Stocks (Cost: $675,288,806)			$738,774,458

Equity-Linked Notes (1.0%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Deutsche Bank AG
Absolute Trigger Mandatory Exchangeable Notes
Senior Unsecured
11-02-10	0.000%	$10,112,000	(c,i)	$7,683,098

Total Equity-Linked Notes (Cost: $10,112,000)				$7,683,098

Bonds (0.1%)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Automotive
Ford Motor Co.
Senior Unsecured Convertible
11-15-16	4.250%	$629,000	$936,984

Total Bonds (Cost: $629,000)			$936,984

Money Market Fund (1.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	14,903,418	(f)	$14,903,418

Total Money Market Fund (Cost: $14,903,418)			$14,903,418

Investments of Cash Collateral Received for Securities on Loan (14.8%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (0.8%)
Argento Variable Funding Company LLC
10-25-10	0.300%	$3,999,133	$3,999,133
Rhein-Main Securitisation Ltd.
10-15-10	0.500	1,998,722	1,998,722

Total			5,997,855

Certificates of Deposit (4.5%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	2,998,415	2,998,415
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
DZ Bank AG
11-16-10	0.360	3,000,000	3,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-29-10	0.310	5,000,000	5,000,000
Natixis
12-23-10	0.400	2,497,475	2,497,475
Norinchukin Bank
10-14-10	0.565	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	3,000,000	3,000,000
11-30-10	0.400	998,979	998,979
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000
United Overseas Bank Ltd.
10-12-10	0.280	3,000,000	3,000,000

Total			34,492,255

Commercial Paper (0.4%)
Suncorp Metway Ltd.
10-06-10	0.300	2,999,275	2,999,275

Other Short-Term Obligations (0.5%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,500,000	1,500,000

Total			3,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.6%)(h)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price
$17,528,456	0.280%	$17,528,320	$17,528,320
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$20,000,211	0.380	20,000,000	20,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$5,000,042	0.300	5,000,000	5,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$15,000,208	0.500	15,000,000	15,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$9,000,088	0.350	9,000,000	9,000,000

Total			66,528,320

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $113,517,705)			$113,517,705

Total Investments in Securities
(Cost: $814,450,929)			$875,815,663

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 12.40% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$11,264,670
Freddie Mac Gold Pool	1,843,361
Freddie Mac Non Gold Pool	1,893,092
Ginnie Mae I Pool	1,907,404
Ginnie Mae II Pool	970,359

Total market value of collateral securities	$17,878,886

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$39,669
Fannie Mae Interest Strip	97,737
Fannie Mae Pool	2,863,980
Fannie Mae Principal Strip	107,826
Fannie Mae REMICS	3,705,010
Fannie Mae Whole Loan	92,219
FHLMC Multifamily Structured Pass Through Certificates	33,110
FHLMC Structured Pass Through Securities	179,677
Freddie Mac Non Gold Pool	1,318,165
Freddie Mac Reference REMIC	16,468
Freddie Mac REMICS	914,772
Freddie Mac Strips	163,512
Ginnie Mae I Pool	512,790
Ginnie Mae II Pool	1,966,694
Government National Mortgage Association	2,077,038
United States Treasury Inflation Indexed Bonds	143,365
United States Treasury Note/Bond	5,274,732
United States Treasury Strip Coupon	718,043
United States Treasury Strip Principal	142,389
Cash Collateral In Lieu Of Securities	32,161

Total market value of collateral securities	$20,399,357

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,639,165
Fannie Mae REMICS	1,563,690
Government National Mortgage Association	897,152

Total market value of collateral securities	$5,100,007

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$6,163,402
Fannie Mae REMICS	583,809
Fannie Mae Whole Loan	16,209
Federal National Mortgage Association	862,780
Freddie Mac Gold Pool	1,763,321
Freddie Mac Non Gold Pool	334,508
Freddie Mac REMICS	1,450,209
Ginnie Mae I Pool	1,210,845
Ginnie Mae II Pool	625,153
Government National Mortgage Association	138,057
United States Treasury Inflation Indexed Bonds	221
United States Treasury Note/Bond	1,863,885
United States Treasury Strip Coupon	12,434
United States Treasury Strip Principal	275,167

Total market value of collateral securities	$15,300,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$72,084
Amortizing Residential Collateral Trust	326,824
BA Credit Card Trust	52,207
Bear Stearns Asset Backed Securities Trust	80,107
Capital Auto Receivables Asset Trust	3,643
Capital One Multi-Asset Execution Trust	987,418
Capital One Prime Auto Receivables Trust	32
Chase Issuance Trust	71,566
Citibank Credit Card Issuance Trust	582,957
Citigroup Commercial Mortgage Trust	50,910
Citigroup/Deutsche Bank Commercial Mortgage Trust	770,852
Credit-Based Asset Servicing and Securitization LLC	104,239
Discover Card Master Trust I	180,076
First Franklin Mortgage Loan Asset Backed Certificates	324,048
First National Master Note Trust	108,529
Ford Credit Auto Owner Trust	55,438
Goal Capital Funding Trust	21,563
Greenwich Capital Commercial Funding Corp	196,310
GS Mortgage Securities Corp II	762,932
Keycorp Student Loan Trust	1,287
Massachusetts Educational Financing Authority	106,929
Nelnet Education Loan Funding Inc	368,280
Nelnet Student Loan Trust	1,185,660
Nissan Auto Lease Trust	267,273
SLC Student Loan Trust	43,110
SLM Student Loan Trust	2,373,405
Structured Asset Investment Loan Trust	65,437
Terwin Mortgage Trust	286,954

Total market value of collateral securities	$9,450,070

(i)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $7,683,098 or 1.00% of net assets.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$738,774,458	$—	$—	$738,774,458

Total Equity Securities	738,774,458	—	—	738,774,458

Bonds
Corporate Debt Securities	—	936,984	—	936,984

Total Bonds	—	936,984	—	936,984

Other
Equity-Linked Notes	—	7,683,098	—	7,683,098
Affiliated Money Market Fund(c)	14,903,418	—	—	14,903,418
Investments of Cash Collateral Received for Securities on Loan	—	113,517,705	—	113,517,705

Total Other	14,903,418	121,200,803	—	136,104,221

Total	$753,677,876	$122,137,787	$—	$875,815,663

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
RiverSource VP — S&P 500 Index Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
General Dynamics Corp.	7,439		$467,244
Goodrich Corp.	2,450		180,639
Honeywell International, Inc.	15,085		662,835
ITT Corp.	3,586		167,932
L-3 Communications Holdings, Inc.	2,230		161,162
Lockheed Martin Corp.	5,815		414,493
Northrop Grumman Corp.	5,751		348,683
Precision Castparts Corp.	2,776	(e)	353,524
Raytheon Co.	7,304		333,866
Rockwell Collins, Inc.	3,084		179,643
The Boeing Co.	14,314		952,454
United Technologies Corp.	18,173		1,294,462

Total			5,516,937

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	3,231		225,912
Expeditors International of Washington, Inc.	4,158		192,224
FedEx Corp.	6,159		526,595
United Parcel Service, Inc., Class B	19,360		1,291,118

Total			2,235,849

Airlines (0.1%)
Southwest Airlines Co.	14,573		190,469

Auto Components (0.2%)
Johnson Controls, Inc.	13,156		401,258
The Goodyear Tire & Rubber Co.	4,742	(b)	50,977

Total			452,235

Automobiles (0.5%)
Ford Motor Co.	67,247	(b,e)	823,103
Harley-Davidson, Inc.	4,607		131,023

Total			954,126

Beverages (2.7%)
Brown-Forman Corp., Class B	2,039	(e)	125,684
Coca-Cola Enterprises, Inc.	6,480	(b)	200,880
Constellation Brands, Inc., Class A	3,458	(b)	61,172
Dr Pepper Snapple Group, Inc.	4,671		165,914
Molson Coors Brewing Co., Class B	3,081	(e)	145,485
PepsiCo, Inc.	31,114		2,067,214
The Coca-Cola Co.	45,142		2,641,710

Total			5,408,059

Biotechnology (1.4%)
Amgen, Inc.	18,726	(b)	1,031,989
Biogen Idec, Inc.	4,741	(b,e)	266,065
Celgene Corp.	8,991	(b)	517,972
Cephalon, Inc.	1,472	(b,e)	91,912
Genzyme Corp.	4,984	(b)	352,817

Issuer	Shares		Value(a)
Gilead Sciences, Inc.	16,403	(b)	584,111

Total			2,844,866

Building Products (—%)
Masco Corp.	7,001		77,081

Capital Markets (2.4%)
Ameriprise Financial, Inc.	4,903	(f)	232,059
E*Trade Financial Corp.	3,883	(b)	56,459
Federated Investors, Inc., Class B	1,805	(e)	41,082
Franklin Resources, Inc.	2,861	(e)	305,841
Invesco Ltd.	9,149	(e)	194,233
Janus Capital Group, Inc.	3,601	(e)	39,431
Legg Mason, Inc.	3,031		91,870
Morgan Stanley	27,306		673,912
Northern Trust Corp.	4,737		228,513
State Street Corp.	9,813	(d)	369,558
T Rowe Price Group, Inc.	5,012		250,926
The Bank of New York Mellon Corp.	23,747		620,509
The Charles Schwab Corp.	19,368		269,215
The Goldman Sachs Group, Inc.	10,092		1,459,100

Total			4,832,708

Chemicals (2.0%)
Air Products & Chemicals, Inc.	4,145		343,289
Airgas, Inc.	1,467		99,683
CF Industries Holdings, Inc.	1,389		132,650
Eastman Chemical Co.	1,420		105,080
Ecolab, Inc.	4,563		231,527
EI du Pont de Nemours & Co.	17,722		790,755
FMC Corp.	1,423		97,347
International Flavors & Fragrances, Inc.	1,558		75,594
Monsanto Co.	10,556	(e)	505,949
PPG Industries, Inc.	3,221		234,489
Praxair, Inc.	5,972		539,033
Sigma-Aldrich Corp.	2,366		142,859
The Dow Chemical Co.	22,668	(e)	622,463
The Sherwin-Williams Co.	1,771		133,073

Total			4,053,791

Commercial Banks (2.7%)
BB&T Corp.	13,545		326,164
Comerica, Inc.	3,453		128,279
Fifth Third Bancorp	15,570	(e)	187,307
First Horizon National Corp.	4,547	(b)	51,882
Huntington Bancshares, Inc.	14,007	(e)	79,420
KeyCorp	17,212		137,008
M&T Bank Corp.	1,689	(e)	138,177
Marshall & Ilsley Corp.	10,303	(e)	72,533
PNC Financial Services Group, Inc.	10,273		533,271
Regions Financial Corp.	24,553		178,500
SunTrust Banks, Inc.	9,782		252,669
U.S. Bancorp	37,473		810,166
Wells Fargo & Co.	102,312		2,571,101
Zions Bancorporation	3,377		72,133

Total			5,538,610

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	2,144	(e)	79,585
Cintas Corp.	2,606		71,795

Issuer	Shares		Value(a)
Iron Mountain, Inc.	3,941	(e)	88,042
Pitney Bowes, Inc.	4,044	(e)	86,461
Republic Services, Inc.	5,985		182,483
RR Donnelley & Sons Co.	4,032		68,383
Stericycle, Inc.	1,668	(b,e)	115,893
Waste Management, Inc.	9,324		333,239

Total			1,025,881

Communications Equipment (2.4%)
Cisco Systems, Inc.	111,642	(b)	2,444,959
Harris Corp.	2,521	(e)	111,655
JDS Uniphase Corp.	4,323	(b)	53,562
Juniper Networks, Inc.	10,157	(b)	308,265
Motorola, Inc.	45,635	(b)	389,267
QUALCOMM, Inc.	31,381		1,415,911
Tellabs, Inc.	7,468	(e)	55,637

Total			4,779,256

Computers & Peripherals (4.4%)
Apple, Inc.	17,858	(b,d)	5,067,207
Dell, Inc.	33,070	(b)	428,587
EMC Corp.	40,151	(b)	815,467
Hewlett-Packard Co.	44,341		1,865,425
Lexmark International, Inc., Class A	1,538	(b,e)	68,626
NetApp, Inc.	6,992	(b)	348,132
QLogic Corp.	2,147	(b,e)	37,873
SanDisk Corp.	4,561	(b)	167,161
Western Digital Corp.	4,478	(b,e)	127,130

Total			8,925,608

Construction & Engineering (0.2%)
Fluor Corp.	3,489		172,810
Jacobs Engineering Group, Inc.	2,464	(b)	95,357
Quanta Services, Inc.	4,130	(b,e)	78,800

Total			346,967

Construction Materials (—%)
Vulcan Materials Co.	2,512	(e)	92,743

Consumer Finance (0.7%)
American Express Co.	20,464		860,102
Capital One Financial Corp.	8,927		353,063
Discover Financial Services	10,646		177,575
SLM Corp.	9,503	(b)	109,760

Total			1,500,500

Containers & Packaging (0.2%)
Ball Corp.	1,799		105,871
Bemis Co., Inc.	2,143		68,040
Owens-Illinois, Inc.	3,202	(b)	89,848
Pactiv Corp.	2,668	(b)	87,991
Sealed Air Corp.	3,108	(e)	69,868

Total			421,618

Distributors (0.1%)
Genuine Parts Co.	3,073	(e)	137,025

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	2,488	(b)	127,758
DeVry, Inc.	1,223	(e)	60,184
H&R Block, Inc.	6,025		78,024

Total			265,966

Issuer	Shares		Value(a)

Diversified Financial Services (4.0%)
Bank of America Corp.	196,171		2,571,801
Citigroup, Inc.	464,467	(b)	1,811,421
CME Group, Inc.	1,318		343,273
IntercontinentalExchange, Inc.	1,444	(b)	151,216
JPMorgan Chase & Co.	77,509		2,950,767
Leucadia National Corp.	3,864	(b,e)	91,268
Moody’s Corp.	3,996	(e)	99,820
NYSE Euronext	5,097		145,621
The NASDAQ OMX Group, Inc.	2,813	(b)	54,657

Total			8,219,844

Diversified Telecommunication Services (2.9%)
AT&T, Inc.	115,525		3,304,015
CenturyLink, Inc.	5,885	(e)	232,222
Frontier Communications Corp.	19,406	(e)	158,547
Qwest Communications International, Inc.	33,991		213,124
Verizon Communications, Inc.	55,268		1,801,184
Windstream Corp.	9,458	(e)	116,239

Total			5,825,331

Electric Utilities (2.0%)
Allegheny Energy, Inc.	3,321		81,431
American Electric Power Co., Inc.	9,373		339,584
Duke Energy Corp.	25,776	(e)	456,493
Edison International	6,361	(e)	218,755
Entergy Corp.	3,646		279,028
Exelon Corp.	12,923		550,260
FirstEnergy Corp.	5,951	(e)	229,352
NextEra Energy, Inc.	8,127		442,028
Northeast Utilities	3,438	(e)	101,662
Pepco Holdings, Inc.	4,385	(e)	81,561
Pinnacle West Capital Corp.	2,115	(e)	87,286
PPL Corp.	9,442		257,106
Progress Energy, Inc.	5,711		253,683
Southern Co.	16,242		604,851

Total			3,983,080

Electrical Equipment (0.5%)
Emerson Electric Co.	14,717		774,998
Rockwell Automation, Inc.	2,770		170,992
Roper Industries, Inc.	1,829	(e)	119,214

Total			1,065,204

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.	6,767	(b)	225,815
Amphenol Corp., Class A	3,388		165,944
Corning, Inc.	30,534		558,163
FLIR Systems, Inc.	3,099	(b)	79,644
Jabil Circuit, Inc.	3,823		55,089
Molex, Inc.	2,681	(e)	56,113

Total			1,140,768

Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	8,432		359,203
Cameron International Corp.	4,730	(b)	203,201
Diamond Offshore Drilling, Inc.	1,362	(e)	92,303

Issuer	Shares		Value(a)
FMC Technologies, Inc.	2,340	(b,e)	159,799
Halliburton Co.	17,802		588,712
Helmerich & Payne, Inc.	2,071		83,793
Nabors Industries Ltd.	5,565	(b,c,e)	100,504
National Oilwell Varco, Inc.	8,190	(e)	364,209
Rowan Companies, Inc.	2,240	(b,e)	68,006
Schlumberger Ltd.	26,716		1,645,973

Total			3,665,703

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	8,590	(e)	553,969
CVS Caremark Corp.	26,543		835,308
Safeway, Inc.	7,468		158,023
SUPERVALU, Inc.	4,155		47,907
SYSCO Corp.	11,497	(e)	327,894
The Kroger Co.	12,555		271,941
Walgreen Co.	19,020		637,170
Wal-Mart Stores, Inc.	39,098		2,092,526
Whole Foods Market, Inc.	2,862	(b,e)	106,209

Total			5,030,947

Food Products (1.9%)
Archer-Daniels-Midland Co.	12,510		399,319
Campbell Soup Co.	3,784	(e)	135,278
ConAgra Foods, Inc.	8,585		188,355
Dean Foods Co.	3,559	(b,e)	36,337
General Mills, Inc.	12,563		459,052
HJ Heinz Co.	6,234	(e)	295,305
Hormel Foods Corp.	1,343		59,898
Kellogg Co.	5,099		257,550
Kraft Foods, Inc., Class A	34,106	(e)	1,052,512
McCormick & Co., Inc.	2,594		109,052
Mead Johnson Nutrition Co.	3,990		227,071
Sara Lee Corp.	12,936		173,730
The Hershey Co.	3,017	(e)	143,579
The JM Smucker Co.	2,335		141,338
Tyson Foods, Inc., Class A	5,820		93,236

Total			3,771,612

Gas Utilities (0.1%)
EQT Corp.	2,914		105,080
Nicor, Inc.	881	(e)	40,367
Oneok, Inc.	2,082		93,773

Total			239,220

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	11,429		545,278
Becton Dickinson and Co.	4,545	(e)	336,785
Boston Scientific Corp.	29,645	(b)	181,724
CareFusion Corp.	4,340	(b)	107,806
CR Bard, Inc.	1,843	(e)	150,075
DENTSPLY International, Inc.	2,785		89,036
Hospira, Inc.	3,270	(b)	186,423
Intuitive Surgical, Inc.	775	(b,e)	219,899
Medtronic, Inc.	21,103		708,638
St. Jude Medical, Inc.	6,412	(b)	252,248
Stryker Corp.	6,676		334,134
Varian Medical Systems, Inc.	2,372	(b,e)	143,506
Zimmer Holdings, Inc.	3,919	(b)	205,081

Total			3,460,633

Issuer	Shares		Value(a)
Health Care Providers & Services (2.0%)
Aetna, Inc.	8,162	(e)	258,001
AmerisourceBergen Corp.	5,462	(e)	167,465
Cardinal Health, Inc.	6,873	(e)	227,084
CIGNA Corp.	5,319		190,314
Coventry Health Care, Inc.	2,897	(b)	62,372
DaVita, Inc.	2,006	(b,e)	138,474
Express Scripts, Inc.	10,600	(b)	516,220
Humana, Inc.	3,319	(b)	166,747
Laboratory Corp. of America Holdings	1,999	(b,e)	156,782
McKesson Corp.	5,123		316,499
Medco Health Solutions, Inc.	8,488	(b)	441,885
Patterson Companies, Inc.	1,897	(e)	54,349
Quest Diagnostics, Inc.	2,881	(e)	145,404
Tenet Healthcare Corp.	9,491	(b,e)	44,798
UnitedHealth Group, Inc.	21,968		771,296
WellPoint, Inc.	7,825	(b)	443,208

Total			4,100,898

Health Care Technology (0.1%)
Cerner Corp.	1,396	(b,e)	117,250

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp. Unit	8,490		324,403
Darden Restaurants, Inc.	2,712	(e)	116,019
International Game Technology	5,819	(e)	84,085
Marriott International, Inc., Class A	5,598	(e)	200,576
McDonald’s Corp.	20,818		1,551,148
Starbucks Corp.	14,469		370,117
Starwood Hotels & Resorts Worldwide, Inc.	3,717	(e)	195,328
Wyndham Worldwide Corp.	3,482		95,651
Wynn Resorts Ltd.	1,476	(e)	128,073
Yum! Brands, Inc.	9,142		421,081

Total			3,486,481

Household Durables (0.4%)
DR Horton, Inc.	5,478		60,915
Fortune Brands, Inc.	2,983	(e)	146,853
Harman International Industries, Inc.	1,368	(b,e)	45,705
Leggett & Platt, Inc.	2,865	(e)	65,207
Lennar Corp., Class A	3,119	(e)	47,970
Newell Rubbermaid, Inc.	5,442	(e)	96,922
Pulte Group, Inc.	6,579	(b,e)	57,632
Stanley Black & Decker, Inc.	3,238		198,426
Whirlpool Corp.	1,493		120,873

Total			840,503

Household Products (2.3%)
Clorox Co.	2,713		181,120
Colgate-Palmolive Co.	9,491		729,478
Kimberly-Clark Corp.	8,012		521,181
The Procter & Gamble Co.	55,494		3,327,975

Total			4,759,754

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	3,956		127,541
NRG Energy, Inc.	4,943	(b,e)	102,913
The AES Corp.	13,041	(b)	148,016

Total			378,470

Issuer	Shares		Value(a)
Industrial Conglomerates (2.5%)
3M Co.	13,952		1,209,778
General Electric Co.	209,020		3,396,575
Textron, Inc.	5,352	(e)	110,037
Tyco International Ltd.	9,725	(c)	357,199

Total			5,073,589

Insurance (4.1%)
ACE Ltd.	6,625	(c)	385,906
Aflac, Inc.	9,216		476,559
American International Group, Inc.	2,633	(b,e)	102,950
AON Corp.	5,283	(e)	206,618
Assurant, Inc.	2,082		84,737
Berkshire Hathaway, Inc., Class B	33,824	(b,e)	2,796,569
Chubb Corp.	6,155	(e)	350,773
Cincinnati Financial Corp.	3,186	(e)	91,916
Genworth Financial, Inc., Class A	9,557	(b)	116,787
Hartford Financial Services Group, Inc.	8,688		199,390
Lincoln National Corp.	6,199		148,280
Loews Corp.	6,219		235,700
Marsh & McLennan Companies, Inc.	10,616		256,058
MetLife, Inc.	17,733		681,834
Principal Financial Group, Inc.	6,274	(e)	162,622
Prudential Financial, Inc.	9,127		494,501
The Allstate Corp.	10,513		331,685
The Progressive Corp.	13,052		272,395
The Travelers Companies, Inc.	9,199		479,268
Torchmark Corp.	1,573	(e)	83,589
Unum Group	6,399		141,738
XL Group PLC	6,685		144,797

Total			8,244,672

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.	6,912	(b,e)	1,085,599
Expedia, Inc.	4,064	(e)	114,645
priceline.com, Inc.	946	(b,e)	329,530

Total			1,529,774

Internet Software & Services (1.9%)
Akamai Technologies, Inc.	3,548	(b)	178,039
eBay, Inc.	22,569	(b)	550,683
Google, Inc., Class A	4,849	(b)	2,549,555
Monster Worldwide, Inc.	2,535	(b,e)	32,854
VeriSign, Inc.	3,396	(b,e)	107,789
Yahoo!, Inc.	26,358	(b,e)	373,493

Total			3,792,413

IT Services (3.1%)
Automatic Data Processing, Inc.	9,623		404,455
Cognizant Technology Solutions Corp., Class A	5,883	(b)	379,277
Computer Sciences Corp.	3,014		138,644
Fidelity National Information Services, Inc.	5,154		139,828
Fiserv, Inc.	2,937	(b)	158,069
IBM Corp.	24,654		3,307,087
Mastercard, Inc., Class A	1,896		424,704
Paychex, Inc.	6,294		173,022
SAIC, Inc.	5,752	(b,e)	91,917
Teradata Corp.	3,262	(b)	125,783
The Western Union Co.	12,901		227,961

Issuer	Shares		Value(a)
Total System Services, Inc.	3,246		49,469
Visa, Inc., Class A	9,718		721,659

Total			6,341,875

Leisure Equipment & Products (0.2%)
Eastman Kodak Co.	5,261	(b,e)	22,096
Hasbro, Inc.	2,740		121,957
Mattel, Inc.	7,030		164,924

Total			308,977

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.	3,582	(b)	167,244
PerkinElmer, Inc.	2,298	(e)	53,176
Thermo Fisher Scientific, Inc.	7,961	(b)	381,172
Waters Corp.	1,792	(b,e)	126,838

Total			728,430

Machinery (2.0%)
Caterpillar, Inc.	12,331	(e)	970,204
Cummins, Inc.	3,896	(e)	352,900
Danaher Corp.	10,452		424,456
Deere & Co.	8,277		577,569
Dover Corp.	3,658		190,984
Eaton Corp.	3,291		271,475
Flowserve Corp.	1,084	(e)	118,611
Illinois Tool Works, Inc.	9,853	(e)	463,288
PACCAR, Inc.	7,134		343,502
Pall Corp.	2,282	(e)	95,022
Parker Hannifin Corp.	3,152		220,829
Snap-On, Inc.	1,142		53,114

Total			4,081,954

Media (3.1%)
CBS Corp., Class B	13,311	(e)	211,112
Comcast Corp., Class A	54,864		991,941
DIRECTV, Class A	16,943	(b)	705,337
Discovery Communications, Inc., Class A	5,572	(b,e)	242,661
Gannett Co., Inc.	4,662		57,016
Meredith Corp.	711	(e)	23,683
News Corp., Class A	44,578	(e)	582,189
Omnicom Group, Inc.	5,886		232,379
Scripps Networks Interactive, Inc., Class A	1,765	(e)	83,979
The Interpublic Group of Companies, Inc.	9,550	(b,e)	95,787
The McGraw-Hill Companies, Inc.	6,052	(e)	200,079
The New York Times Co., Class A	2,322	(b,e)	17,972
The Walt Disney Co.	37,385		1,237,817
The Washington Post Co., Class B	126	(e)	50,326
Time Warner Cable, Inc.	6,948		375,123
Time Warner, Inc.	21,984		673,810
Viacom, Inc., Class B	11,897	(e)	430,552

Total			6,211,763

Metals & Mining (1.1%)
AK Steel Holding Corp.	2,143		29,595
Alcoa, Inc.	19,957	(e)	241,679
Allegheny Technologies, Inc.	1,918	(e)	89,091
Cliffs Natural Resources, Inc.	2,639		168,685
Freeport-McMoRan Copper & Gold, Inc.	9,207		786,186
Newmont Mining Corp.	9,622	(e)	604,358
Nucor Corp.	6,161	(e)	235,350

Issuer	Shares		Value(a)
Titanium Metals Corp.	1,773	(b,e)	35,389
United States Steel Corp.	2,795	(e)	122,533

Total			2,312,866

Multiline Retail (0.9%)
Big Lots, Inc.	1,479	(b,e)	49,177
Family Dollar Stores, Inc.	2,584		114,109
JC Penney Co., Inc.	4,619		125,544
Kohl’s Corp.	6,032	(b)	317,766
Macy’s, Inc.	8,271		190,977
Nordstrom, Inc.	3,288	(e)	122,314
Sears Holdings Corp.	867	(b,e)	62,545
Target Corp.	14,095		753,238

Total			1,735,670

Multi-Utilities (1.4%)
Ameren Corp.	4,665		132,486
CenterPoint Energy, Inc.	8,248		129,659
CMS Energy Corp.	4,489	(e)	80,892
Consolidated Edison, Inc.	5,533	(e)	266,801
Dominion Resources, Inc.	11,507		502,395
DTE Energy Co.	3,307		151,891
Integrys Energy Group, Inc.	1,503	(e)	78,246
NiSource, Inc.	5,446		94,760
PG&E Corp.	7,645		347,236
Public Service Enterprise Group, Inc.	9,884		326,963
SCANA Corp.	2,201	(e)	88,744
Sempra Energy	4,847		260,769
TECO Energy, Inc.	4,192		72,605
Wisconsin Energy Corp.	2,297		132,767
Xcel Energy, Inc.	8,978		206,225

Total			2,872,439

Office Electronics (0.1%)
Xerox Corp.	27,030		279,761

Oil, Gas & Consumable Fuels (9.0%)
Anadarko Petroleum Corp.	9,676		552,016
Apache Corp.	7,120		696,051
Cabot Oil & Gas Corp.	2,037		61,334
Chesapeake Energy Corp.	12,791	(e)	289,716
Chevron Corp.	39,312		3,186,237
ConocoPhillips	28,992		1,665,010
Consol Energy, Inc.	4,411		163,031
Denbury Resources, Inc.	7,817	(b,e)	124,212
Devon Energy Corp.	8,512		551,067
El Paso Corp.	13,752		170,250
EOG Resources, Inc.	4,943		459,551
Exxon Mobil Corp.	99,556		6,151,564
Hess Corp.	5,714	(e)	337,812
Marathon Oil Corp.	13,866		458,965
Massey Energy Co.	1,988	(e)	61,668
Murphy Oil Corp.	3,746		231,952
Noble Energy, Inc.	3,409		255,982
Occidental Petroleum Corp.	15,891		1,244,265
Peabody Energy Corp.	5,266	(e)	258,087
Pioneer Natural Resources Co.	2,263		147,163
QEP Resources, Inc.	3,425		103,230
Range Resources Corp.	3,134	(e)	119,499
Southwestern Energy Co.	6,762	(b)	226,121

Issuer	Shares		Value(a)
Spectra Energy Corp.	12,673	(e)	285,776
Sunoco, Inc.	2,361	(e)	86,177
Tesoro Corp.	2,779	(e)	37,127
The Williams Companies, Inc.	11,437		218,561
Valero Energy Corp.	11,065		193,748

Total			18,336,172

Paper & Forest Products (0.2%)
International Paper Co.	8,532		185,571
MeadWestvaco Corp.	3,347		81,600
Weyerhaeuser Co.	10,482		165,196

Total			432,367

Personal Products (0.2%)
Avon Products, Inc.	8,383		269,178
The Estee Lauder Companies, Inc., Class A	2,223	(e)	140,560

Total			409,738

Pharmaceuticals (5.9%)
Abbott Laboratories	30,179		1,576,550
Allergan, Inc.	6,000		399,180
Bristol-Myers Squibb Co.	33,536		909,161
Eli Lilly & Co.	19,850	(e)	725,121
Forest Laboratories, Inc.	5,573	(b)	172,373
Johnson & Johnson	53,859		3,337,103
King Pharmaceuticals, Inc.	4,879	(b,e)	48,595
Merck & Co., Inc.	60,174		2,215,004
Mylan, Inc.	6,039	(b,e)	113,594
Pfizer, Inc.	157,156		2,698,368
Watson Pharmaceuticals, Inc.	2,089	(b)	88,386

Total			12,283,435

Professional Services (0.1%)
Dun & Bradstreet Corp.	984		72,954
Equifax, Inc.	2,434		75,941
Robert Half International, Inc.	2,876	(e)	74,776

Total			223,671

Real Estate Investment Trusts (REITs) (1.4%)
Apartment Investment & Management Co., Class A	2,297	(e)	49,110
AvalonBay Communities, Inc.	1,658	(e)	172,316
Boston Properties, Inc.	2,712	(e)	225,421
Equity Residential	5,547		263,871
HCP, Inc.	6,052	(e)	217,751
Health Care REIT, Inc.	2,435	(e)	115,273
Host Hotels & Resorts, Inc.	12,869	(e)	186,343
Kimco Realty Corp.	7,933		124,945
Plum Creek Timber Co., Inc.	3,156	(e)	111,407
ProLogis	9,316	(e)	109,742
Public Storage	2,733		265,210
Simon Property Group, Inc.	5,731		531,494
Ventas, Inc.	3,064		158,010
Vornado Realty Trust	3,164	(e)	270,617

Total			2,801,510

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A	5,663	(b)	103,520

Issuer	Shares		Value(a)
Road & Rail (0.8%)
CSX Corp.	7,420		410,474
Norfolk Southern Corp.	7,212		429,186
Ryder System, Inc.	1,026	(e)	43,882
Union Pacific Corp.	9,729		795,833

Total			1,679,375

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.	11,071	(b,e)	78,715
Altera Corp.	5,994	(e)	180,779
Analog Devices, Inc.	5,840		183,259
Applied Materials, Inc.	26,126		305,152
Broadcom Corp., Class A	8,767		310,264
First Solar, Inc.	1,057	(b,e)	155,749
Intel Corp.	108,860		2,093,378
KLA-Tencor Corp.	3,279	(e)	115,519
Linear Technology Corp.	4,395		135,058
LSI Corp.	12,559	(b)	57,269
MEMC Electronic Materials, Inc.	4,434	(b,e)	52,853
Microchip Technology, Inc.	3,628	(e)	114,101
Micron Technology, Inc.	16,712	(b,e)	120,494
National Semiconductor Corp.	4,675	(e)	59,700
Novellus Systems, Inc.	1,801	(b)	47,871
NVIDIA Corp.	11,218	(b,e)	131,026
Teradyne, Inc.	3,546	(b,e)	39,502
Texas Instruments, Inc.	23,354	(e)	633,828
Xilinx, Inc.	5,068		134,859

Total			4,949,376

Software (3.9%)
Adobe Systems, Inc.	10,261	(b)	268,325
Autodesk, Inc.	4,431	(b)	141,659
BMC Software, Inc.	3,487	(b)	141,154
CA, Inc.	7,560	(e)	159,667
Citrix Systems, Inc.	3,657	(b)	249,554
Compuware Corp.	4,359	(b,e)	37,182
Electronic Arts, Inc.	6,454	(b)	106,039
Intuit, Inc.	5,526	(b)	242,094
McAfee, Inc.	2,981	(b)	140,882
Microsoft Corp.	148,877		3,645,997
Novell, Inc.	6,857	(b)	40,936
Oracle Corp.	75,670		2,031,739
Red Hat, Inc.	3,691	(b)	151,331
Salesforce.com, Inc.	2,281	(b)	255,016
Symantec Corp.	15,439	(b,e)	234,210

Total			7,845,785

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	1,723		67,748
AutoNation, Inc.	1,222	(b,e)	28,412
AutoZone, Inc.	565	(b,e)	129,334
Bed Bath & Beyond, Inc.	5,160	(b)	223,996
Best Buy Co., Inc.	6,759		275,970
CarMax, Inc.	4,375	(b,e)	121,888
GameStop Corp., Class A	2,928	(b,e)	57,711
Home Depot, Inc.	32,556		1,031,373
Limited Brands, Inc.	5,175	(e)	138,587
Lowe’s Companies, Inc.	27,445		611,749
Office Depot, Inc.	5,384	(b)	24,766
O’Reilly Automotive, Inc.	2,725	(b,e)	144,970
RadioShack Corp.	2,461		52,493
Ross Stores, Inc.	2,352	(e)	128,466

Issuer	Shares		Value(a)
Staples, Inc.	14,266		298,445
The Gap, Inc.	8,593		160,174
Tiffany & Co.	2,459	(e)	115,548
TJX Companies, Inc.	7,835		349,676
Urban Outfitters, Inc.	2,508	(b,e)	78,852

Total			4,040,158

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	5,817		249,898
NIKE, Inc., Class B	7,566		606,339
Polo Ralph Lauren Corp.	1,286	(e)	115,560
VF Corp.	1,696	(e)	137,410

Total			1,109,207

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	10,294		126,204
People’s United Financial, Inc.	7,242		94,798

Total			221,002

Tobacco (1.7%)
Altria Group, Inc.	40,745		978,695
Lorillard, Inc.	2,965		238,119
Philip Morris International, Inc.	35,829		2,007,141
Reynolds American, Inc.	3,303		196,165

Total			3,420,120

Trading Companies & Distributors (0.1%)
Fastenal Co.	2,891	(e)	153,773
WW Grainger, Inc.	1,176	(e)	140,073

Total			293,846

Wireless Telecommunication Services (0.4%)
American Tower Corp., Class A	7,851	(b)	402,442
MetroPCS Communications, Inc.	5,119	(b,e)	53,545
Sprint Nextel Corp.	58,351	(b)	270,165

Total			726,152

Total Common Stocks (Cost: $188,323,929)			$202,075,610

Money Market Fund (0.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	1,143,848	(f)	$1,143,848

Total Money Market Fund (Cost: $1,143,848)			$1,143,848

Investments of Cash Collateral Received for Securities on Loan (14.1%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $3,578,030	0.280%	$3,578,002	$3,578,002
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $20,000,211	0.380	20,000,000	20,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $5,000,069	0.500	5,000,000	5,000,000

Total			28,578,002

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $28,578,002)			$28,578,002

Total Investments in Securities
(Cost: $218,045,779)			$231,797,460

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

S&P 500 Index	4	$1,136,700	Dec. 2010	$37,811
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.42% of net assets.

(d)	At Sept. 30, 2010, investments in securities included securities valued at $345,321 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.
At Sept. 30, 2010, the Fund held 4,903 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $232,059. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC, which serves as the Investment Manager to the Fund. The cost of the Fund’s purchases and proceeds from sales of shares of Ameriprise common stock were $0 and $81,099, respectively, for the nine month period ended Sept. 30, 2010. The Fund realized gains of $24,953 on sales transactions of Ameriprise common stock and earned aggregate dividends of $2,975 during the nine month period ended Sept. 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,299,422
Freddie Mac Gold Pool	376,280
Freddie Mac Non Gold Pool	386,431
Ginnie Mae I Pool	389,352
Ginnie Mae II Pool	198,077

Total market value of collateral securities	$3,649,562

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$39,669
Fannie Mae Interest Strip	97,737
Fannie Mae Pool	2,863,980
Fannie Mae Principal Strip	107,826
Fannie Mae REMICS	3,705,010
Fannie Mae Whole Loan	92,219
FHLMC Multifamily Structured Pass Through Certificates	33,110
FHLMC Structured Pass Through Securities	179,677
Freddie Mac Non Gold Pool	1,318,165
Freddie Mac Reference REMIC	16,468
Freddie Mac REMICS	914,772
Freddie Mac Strips	163,512
Ginnie Mae I Pool	512,790
Ginnie Mae II Pool	1,966,694
Government National Mortgage Association	2,077,038
United States Treasury Inflation Indexed Bonds	143,365
United States Treasury Note/Bond	5,274,732
United States Treasury Strip Coupon	718,043
United States Treasury Strip Principal	142,389
Cash Collateral In Lieu Of Securities	32,161

Total market value of collateral securities	$20,399,357

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$2,054,467
Fannie Mae REMICS	194,603
Fannie Mae Whole Loan	5,403
Federal National Mortgage Association	287,593
Freddie Mac Gold Pool	587,774
Freddie Mac Non Gold Pool	111,503
Freddie Mac REMICS	483,403
Ginnie Mae I Pool	403,615
Ginnie Mae II Pool	208,384
Government National Mortgage Association	46,019
United States Treasury Inflation Indexed Bonds	74
United States Treasury Note/Bond	621,295
United States Treasury Strip Coupon	4,145
United States Treasury Strip Principal	91,722

Total market value of collateral securities	$5,100,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$202,075,610	$—	$—	$202,075,610

Total Equity Securities	202,075,610	—	—	202,075,610

Other
Affiliated Money Market Fund(c)	1,143,848	—	—	1,143,848
Investments of Cash Collateral Received for Securities on Loan	—	28,578,002	—	28,578,002

Total Other	1,143,848	28,578,002	—	29,721,850

Investments in Securities	203,219,458	28,578,002	—	231,797,460
Derivatives(d)
Assets
Futures Contracts	37,811	—	—	37,811

Total	$203,257,269	$28,578,002	$—	$231,835,271

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
RiverSource VP — Short Duration U.S. Government Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (88.1%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (46.3%)
Federal Home Loan Banks
05-10-11	0.600%	$2,050,000		$2,050,699
12-28-11	1.000	10,935,000		11,018,883
06-21-13	1.875	2,400,000		2,473,018
11-10-14	1.500	10,000,000	(e)	10,011,510
Federal Home Loan Mortgage Corp.
12-23-11	0.900	28,700,000		28,734,210
07-26-12	1.000	8,070,000		8,082,234
09-28-12	1.250	2,600,000		2,604,438
10-28-13	0.875	59,450,000	(j)	59,426,517
04-23-14	2.500	2,252,000	(j)	2,363,595
06-13-18	4.875	1,720,000	(j)	2,017,160
Federal National Mortgage Association
10-29-12	1.875	10,000,000		10,012,241
07-17-13	4.375	3,525,000		3,871,215
09-17-13	1.125	4,220,000		4,226,098
03-13-14	2.750	5,870,000		6,216,894
05-15-14	2.500	73,005,000	(j)	76,613,564
10-26-15	1.625	11,775,000		11,770,325
Private Export Funding Corp.
U.S. Government Guaranty
10-15-14	3.050	4,150,000		4,405,530
U.S. Treasury
11-30-11	0.750	7,000,000		7,035,273
01-15-12	1.125	3,500,000	(j)	3,536,092
05-31-12	0.750	79,500,000	(j)	79,975,410
06-15-12	1.875	620,000		635,912
07-31-12	0.625	40,000,000	(j)	40,167,200
02-15-13	1.375	5,765,000	(j)	5,880,300
06-15-13	1.125	26,500,000	(j)	26,876,830
04-30-15	2.500	16,000,000	(j)	16,962,496
05-31-15	2.125	34,750,000	(j)	36,229,655
06-30-15	1.875	20,085,000	(j)	20,696,970
07-31-15	1.750	30,000,000		30,721,800
02-15-20	3.625	730,000	(j)	800,662
05-15-20	3.500	2,432,000		2,639,863
02-15-40	4.625	1,887,000		2,204,843

Total				520,261,437

Asset-Backed (3.9%)
Banc of America Funding Corp.
CMO Series 2009-R14A Class 1A1
09-26-37	1.364	2,713,032	(d,e)	2,692,613
Bear Stearns Asset-Backed Securities Trust
Series 2006-HE9 Class 1A1
11-25-36	0.306	504,797	(e)	488,174

	Coupon	Principal
Issuer	rate	amount		Value(a)
Carrington Mortgage Loan Trust
Series 2006-RFC1 Class A2
05-25-36	0.356	2,227,955	(e)	2,174,572
Chrysler Financial Lease Trust
Series 2010-A Class A2
06-15-11	1.780	6,750,000	(d)	6,767,469
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH4 Class A2
11-25-36	0.356	1,052,931	(e)	983,847
Countrywide Asset-Backed Certificates
Series 2005-SD1 Class A1C
05-25-35	0.646	943,572	(d,e)	904,891
Countrywide Asset-Backed Certificates
Series 2006-22 Class 2A1 (MGIC)
05-25-47	0.306	586,619	(e,i)	583,153
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB6 Class A22
07-25-36	0.346	710,856	(e)	708,282
Franklin Auto Trust
Series 2004-2 Class A4 (NPFGC)
08-15-12	3.930	228,527	(i)	228,818
Jefferies & Co., Inc.
CMO Series 2010-R1 Class 2A1
11-26-36	0.422	693,939	(d,e)	659,242
Morgan Stanley ABS Capital I
Series 2005-WMC5 Class M2
06-25-35	0.736	1,988,526	(e)	1,948,602
Morgan Stanley ABS Capital I
Series 2006-WMC1 Class A2B
12-25-35	0.456	1,082,565	(e)	1,034,889
Novastar Home Equity Loan
Series 2006-2 Class A2B
06-25-36	0.366	2,588,306	(e)	2,575,134
RAAC Series
Series 2006-SP4 Class A1
11-25-36	0.356	224,932	(e)	223,784
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 4A1
07-26-36	0.414	1,817,864	(d,e)	1,792,334
RBSSP Resecuritization Trust
CMO Series 2009-10 Class 7A1
03-26-37	0.364	812,157	(d,e)	805,148
RBSSP Resecuritization Trust
CMO Series 2009-11 Class 2A1
04-26-36	0.414	3,209,251	(d,e)	3,018,127
RBSSP Resecuritization Trust
CMO Series 2009-12 Class 2A1
10-25-32	4.770	1,286,050	(d)	1,297,253
RBSSP Resecuritization Trust
CMO Series 2009-13 Class 8A1
06-26-37	1.014	3,889,028	(d,e)	3,836,497
Residential Asset Mortgage Products, Inc.
Series 2004-RS8 Class AI4
06-25-32	5.060	1,201,541		1,192,407
Sierra Receivables Funding Co.
Series 2010-2A Class A
11-20-25	3.840	3,980,244	(d)	4,021,819

	Coupon	Principal
Issuer	rate	amount		Value(a)
Small Business Administration Participation Certificates
Series 2001-20H Class 1
08-01-21	6.340	169,876		186,380
Small Business Administration
Series 2001-10B Class 1
U.S. Government Guaranty
09-10-11	5.886	72,149		74,819
Soundview Home Equity Loan Trust
Series 2005-B Class M1
05-25-35	6.135	114,005	(e)	113,859
Specialty Underwriting & Residential Finance
Series 2005-BC3 Class M1
06-25-36	0.706	3,500,000	(e)	3,288,632
Structured Asset Investment Loan Trust
Series 2005-9 Class A5
11-25-35	0.486	1,004,730	(e)	975,720
Structured Asset Securities Corp.
CMO Series 2006-NC1 Class A6
05-25-36	0.306	521,033	(e)	512,947
Structured Asset Securities Corp.
Series 2007-WF2 Class A2
08-25-37	0.956	527,621	(e)	526,416

Total				43,615,828

Commercial Mortgage-Backed (0.6%)(f)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2 04-25-16	5.651	1,973,464		2,227,470
Federal National Mortgage Association
CMO Series 2010-M4 Class A1
06-25-20	2.520	4,549,604		4,676,972

Total				6,904,442

Residential Mortgage-Backed (37.3%)(f,k)
ASG Resecuritization Trust
CMO Series 2010-3 Class 1A87
07-28-37	3.500	9,609,859	(d)	9,633,883
Banc of America Funding Corp.
CMO Series 2010-R4 Class 4A1
06-26-37	0.539	786,395	(d,e)	764,837
Banc of America Mortgage Securities, Inc.
CMO Series 2005-E Class 2A5
06-25-35	2.866	7,825,583	(e)	7,783,876
BCAP LLC Trust
CMO Series 2009-RR13 Class 12A1
04-26-37	5.250	1,928,878	(d)	1,954,303
BCAP LLC Trust
CMO Series 2010-RR6 Class 6A1
07-26-37	4.000	4,877,781	(d)	4,952,348
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2006-AR9 Class 1A1
11-25-36	0.326	59,831	(e)	58,319
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-6 Class 1A1
05-25-35	4.750	5,956,438	(d)	6,123,405
Countrywide Alternative Loan Trust
CMO I.O. Series 2007-8CB Class A13
05-25-37	31.317	554,799	(h)	57,543

	Coupon	Principal
Issuer	rate	amount		Value(a)
Countrywide Alternative Loan Trust
CMO Series 2006-OA11 Class A3B1
09-25-46	0.436	504,127	(e)	480,763
Countrywide Alternative Loan Trust
CMO Series 2007-OH3 Class A3
09-25-47	0.756	2,011,122	(e)	265,259
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2005-R2 Class 2A1
06-25-35	7.000	1,038,026	(d)	1,043,082
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 14A1
11-27-35	5.500	4,576,587	(d)	4,838,246
Credit Suisse Mortgage Capital Certificates
CMO Series 2009-12R Class 30A1
12-27-36	5.300	507,906	(d)	518,211
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-17R Class 1A1
06-26-36	2.987	9,000,000	(d,e)	9,000,000
Federal Home Loan Mortgage Corp. #1G2598
01-01-37	5.958	631,995	(e)	671,957
Federal Home Loan Mortgage Corp. #1J0614
09-01-37	5.672	1,042,884	(e)	1,106,834
Federal Home Loan Mortgage Corp. #A18107
01-01-34	5.500	1,119,187		1,198,663
Federal Home Loan Mortgage Corp. #B16408
09-01-19	5.500	692,939		749,974
Federal Home Loan Mortgage Corp. #C73304
11-01-32	7.000	324,802		366,866
Federal Home Loan Mortgage Corp. #D95319
03-01-22	6.000	73,773		80,649
Federal Home Loan Mortgage Corp. #E00489
06-01-12	7.000	1,372		1,435
Federal Home Loan Mortgage Corp. #E81240
06-01-15	7.500	378,670		406,046
Federal Home Loan Mortgage Corp. #E92454
11-01-17	5.000	334,734		357,269
Federal Home Loan Mortgage Corp. #E95188
03-01-18	6.000	221,564		241,157
Federal Home Loan Mortgage Corp. #G04710
09-01-38	6.000	4,120,139		4,420,216
Federal Home Loan Mortgage Corp. #G10669
03-01-12	7.500	52,461		54,845
Federal Home Loan Mortgage Corp. #G11243
04-01-17	6.500	544,698		588,758
Federal Home Loan Mortgage Corp. #H01724
09-01-37	6.000	1,245,832		1,321,604
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2639 Class UI
03-15-22	1.286	1,283,290	(h)	100,311
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2795 Class IY
07-15-17	96.355	204,799	(h)	3,828
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2936 Class AS
02-15-35	8.088	9,659,099	(h)	1,389,351
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2981 Class AS
05-15-35	7.980	6,649,696	(h)	1,143,085

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3430 Class IA
07-15-12	99.616	2,528,537	(h)	13,847
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3447 Class AI
03-15-12	24.864	1,318,363	(h)	13,671
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3453 Class W
12-15-32	11.104	26,436,432	(h)	4,760,091
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3455 Class AI
12-15-13	11.206	9,859,934	(h)	230,121
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3517 Class JI
12-15-12	31.857	1,116,353	(h)	12,223
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3578 Class IO
04-15-12	32.198	13,550,821	(h)	218,446
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3600 Class DI
01-15-13	4.105	15,868,982	(h)	397,654
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3630 Class AI
03-15-17	2.515	7,103,173	(h)	345,260
Federal Home Loan Mortgage Corp.
CMO Series 2617 Class HD
06-15-16	7.000	275,428		284,518
Federal Home Loan Mortgage Corp.
CMO Series 2843 Class BA
01-15-18	5.000	395,371		411,331
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07-25-13	2.225	2,974,906		3,034,557
Federal National Mortgage Association
10-01-25	5.500	3,500,000	(b)	3,764,961
10-01-25	6.000	19,500,000	(b)	21,037,907
12-01-25	3.500	29,250,000	(b)	29,953,813
10-01-40	6.000	19,000,000	(b)	20,407,178
10-01-40	6.500	8,200,000	(b)	8,940,558
Federal National Mortgage Association #252211
01-01-29	6.000	55,468		61,210
Federal National Mortgage Association #252409
03-01-29	6.500	703,938		791,112
Federal National Mortgage Association #254384
06-01-17	7.000	135,087		147,523
Federal National Mortgage Association #254723
05-01-23	5.500	1,648,601		1,775,558
Federal National Mortgage Association #257362
09-01-23	5.500	5,391,405		5,806,589
Federal National Mortgage Association #357485
02-01-34	5.500	2,321,516	(m)	2,494,317
Federal National Mortgage Association #512232
05-01-29	7.000	20,643		23,355
Federal National Mortgage Association #545818
07-01-17	6.000	522,529		567,229
Federal National Mortgage Association #545864
08-01-17	5.500	733,127		799,885

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #545910
08-01-17	6.000	618,273		670,014
Federal National Mortgage Association #555063
11-01-17	5.500	955,321		1,045,866
Federal National Mortgage Association #555343
08-01-17	6.000	247,538		268,287
Federal National Mortgage Association #555367
03-01-33	6.000	1,446,707		1,590,130
Federal National Mortgage Association #555375
04-01-33	6.000	80,903		89,346
Federal National Mortgage Association #602630
10-01-31	7.000	80,466		91,400
Federal National Mortgage Association #606789
10-01-31	7.000	911,226		1,035,054
Federal National Mortgage Association #626720
01-01-17	6.000	163,942		177,376
Federal National Mortgage Association #630992
09-01-31	7.000	607,162		698,753
Federal National Mortgage Association #630993
09-01-31	7.500	483,572		550,862
Federal National Mortgage Association #633672
06-01-17	6.000	138,340		150,549
Federal National Mortgage Association #636720
05-01-17	5.500	46,905		50,864
Federal National Mortgage Association #638210
05-01-32	6.500	50,278		57,093
Federal National Mortgage Association #648040
06-01-32	6.500	389,211		434,285
Federal National Mortgage Association #648349
06-01-17	6.000	507,058		550,210
Federal National Mortgage Association #648679
07-01-32	6.000	1,390,170		1,527,988
Federal National Mortgage Association #656562
02-01-33	7.000	152,088		174,665
Federal National Mortgage Association #665752
09-01-32	6.500	250,479		279,487
Federal National Mortgage Association #668412
02-01-18	5.500	268,712		291,162
Federal National Mortgage Association #670387
08-01-32	7.000	9,212		10,458
Federal National Mortgage Association #671054
01-01-33	7.000	18,759		21,292
Federal National Mortgage Association #671174
02-01-33	2.083	240,220	(e)	247,891
Federal National Mortgage Association #675692
02-01-18	6.000	277,494		300,754
Federal National Mortgage Association #678940
02-01-18	5.500	434,874		476,479
Federal National Mortgage Association #684588
03-01-33	6.500	155,145		175,431
Federal National Mortgage Association #688181
03-01-33	6.000	620,203		681,689
Federal National Mortgage Association #695838
04-01-18	5.500	122,283		134,000
Federal National Mortgage Association #701937
04-01-33	6.000	119,613		131,172
Federal National Mortgage Association #704610
06-01-33	5.500	2,019,451		2,169,768
Federal National Mortgage Association #722325
07-01-33	4.938	483,374	(e)	512,733

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #725558
06-01-34	4.641	592,066	(e)	618,117
Federal National Mortgage Association #740843
11-01-18	5.000	74,788		80,868
Federal National Mortgage Association #745948
10-01-36	6.500	3,066,406		3,358,276
Federal National Mortgage Association #747815
11-01-18	5.500	15,176,565		16,457,595
Federal National Mortgage Association #754297
12-01-33	4.752	133,708	(e)	142,352
Federal National Mortgage Association #791447
10-01-34	6.000	435,778		476,591
Federal National Mortgage Association #797044
07-01-34	5.500	2,166,941		2,356,133
Federal National Mortgage Association #831809
09-01-36	6.000	23,755,673		25,814,486
Federal National Mortgage Association #885871
06-01-36	7.000	908,010		1,022,778
Federal National Mortgage Association #887648
07-01-36	5.888	1,109,004	(e)	1,186,200
Federal National Mortgage Association #907052
09-01-37	5.803	2,295,275	(e)	2,449,221
Federal National Mortgage Association #929139
02-01-23	5.000	6,176,220		6,552,928
Federal National Mortgage Association #968064
02-01-22	5.000	18,618,850		19,859,206
Federal National Mortgage Association #976421
03-01-23	4.500	895,095		942,488
Federal National Mortgage Association #988113
08-01-23	5.500	2,124,695		2,288,315
Federal National Mortgage Association #988961
08-01-23	5.500	2,145,493		2,310,714
Federal National Mortgage Association #995097
10-01-37	6.500	10,993,267		12,039,641
Federal National Mortgage Association #995112
07-01-36	5.500	17,757,371		19,045,834
Federal National Mortgage Association #AD5535
06-01-25	4.500	3,681,223		3,873,255
Federal National Mortgage Association #MA0548
10-01-20	3.500	8,000,000		8,355,938
Federal National Mortgage Association
CMO I.O. Series 2003-26 Class MI
03-25-23	0.139	295,012	(h)	35,156
Federal National Mortgage Association
CMO I.O. Series 2003-63 Class IP
07-25-33	0.000	1,372,268	(h)	250,079
Federal National Mortgage Association
CMO I.O. Series 2003-71 Class IM
12-25-31	5.340	296,730	(h)	23,429
Federal National Mortgage Association
CMO I.O. Series 2004-84 Class GI
12-25-22	24.840	173,415	(h)	8,285
Federal National Mortgage Association
CMO I.O. Series 2008-40 Class AI
08-25-12	10.493	4,298,950	(h)	65,336
Federal National Mortgage Association
CMO Series 2003-W11 Class A1
06-25-33	3.274	9,641	(e)	10,111

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO Series 2004-60 Class PA
04-25-34	5.500	1,138,655		1,226,001
Federal National Mortgage Association
CMO Series 2010-87 Class GA
02-25-24	4.000	8,843,392		9,327,258
Government National Mortgage Association #3501
01-20-34	6.000	3,468,052		3,794,805
Government National Mortgage Association #498182
05-15-16	6.000	329,727		357,930
Government National Mortgage Association #605970
03-15-33	6.000	256,935		281,787
Government National Mortgage Association #615738
03-15-18	7.000	435,645		470,737
Government National Mortgage Association #615740
08-15-13	6.000	527,456		572,160
Government National Mortgage Association #780758
04-15-13	7.000	41,323		43,810
Government National Mortgage Association #781507
09-15-14	6.000	223,852		236,259
Government National Mortgage Association
CMO I.O. Series 2002-66 Class SA
12-16-25	13.707	10,196,185	(h)	1,967,014
Government National Mortgage Association
CMO I.O. Series 2003-11 Class S
02-16-33	8.407	12,577,518	(h)	2,279,601
Government National Mortgage Association
CMO I.O. Series 2009-106 Class CM
01-16-34	17.212	5,539,486	(h)	753,500
Government National Mortgage Association
CMO I.O. Series 2009-87 Class SK
08-20-32	7.700	8,112,814	(h)	769,533
Government National Mortgage Association
CMO Series 2003-17 Class B
10-16-27	4.999	96,076		101,503
Government National Mortgage Association
CMO Series 2004-19 Class DJ
03-20-34	4.500	293,659		301,198
Government National Mortgage Association
CMO Series 2009-105 Class A
12-16-50	3.456	5,091,182		5,374,558
Government National Mortgage Association
CMO Series 2009-114 Class A
12-16-38	3.103	5,481,529		5,675,082
Government National Mortgage Association
CMO Series 2009-63 Class A
01-16-38	3.400	3,591,861		3,777,460
Government National Mortgage Association
CMO Series 2009-71 Class A
04-16-38	3.304	5,099,947		5,306,138
Government National Mortgage Association
CMO Series 2009-90 Class AC
01-16-33	3.137	3,950,000		4,137,766
Government National Mortgage Association
CMO Series 2010-100 Class A
06-16-50	2.351	4,986,632		5,103,439
Government National Mortgage Association
CMO Series 2010-13 Class A
08-16-22	2.461	3,475,513		3,547,346

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO Series 2010-16 Class AB
05-16-33	2.676	1,725,627		1,776,422
Government National Mortgage Association
CMO Series 2010-18 Class A
12-16-50	3.100	3,663,731		3,832,205
Government National Mortgage Association
CMO Series 2010-22 Class AC
12-16-30	2.229	2,971,589		3,033,264
Government National Mortgage Association
CMO Series 2010-49 Class A
03-16-51	2.870	2,185,592		2,267,618
Government National Mortgage Association
CMO Series 2010-65 Class A
11-16-28	2.017	2,867,625		2,913,785
Government National Mortgage Association
CMO Series 2010-74 Class A
09-16-33	2.629	9,940,277		10,301,408
Government National Mortgage Association
CMO Series 2010-83 Class A
10-16-50	2.021	3,528,458		3,585,034
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 2A3
06-25-35	5.500	2,058,587		2,083,047
Harborview Mortgage Loan Trust
CMO Series 2004-4 Class 3A
06-19-34	1.392	56,512	(e)	36,871
Indymac Index Mortgage Loan Trust
CMO Series 2006-AR13 Class A1
07-25-36	5.601	1,164,641	(e)	711,095
LVII Resecuritization Trust
CMO Series 2009-3 Class A1
11-27-37	5.710	676,913	(d,e)	693,835
Prime Mortgage Trust
CMO Series 2005-1 Class 2A1
09-25-34	5.000	8,446,674	(d)	8,568,928
Residential Asset Securitization Trust
CMO Series 2004-A7 Class A1
10-25-34	5.500	1,764,513		1,764,050
Thornburg Mortgage Securities Trust
CMO I.O. Series 2006-5 Class AX
10-25-46	17.021	16,273,458	(h)	586,227
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-O Class 1A11
01-25-34	4.679	1,324,254	(e)	1,352,585
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-Q Class 1A2
09-25-34	4.860	2,492,290	(e)	2,566,099
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-14 Class 2A1
12-25-35	5.500	2,176,152		2,240,659
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR16 Class 4A6
10-25-35	2.931	2,164,267	(e)	2,151,591
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-12 Class A1
10-25-36	6.000	1,170,492		1,158,111

Total				419,215,947

	Coupon	Principal
Issuer	rate	amount		Value(a)
Wirelines (0.1%)
TELUS Corp.
Senior Unsecured
06-01-11	8.000	954,000	(c)	998,968

Total Bonds (Cost: $976,880,877)				$990,996,622

FDIC-Insured Debt (3.1%)(g)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America Corp.
FDIC Government Guaranty
04-30-12	2.100%	$2,000,000		$2,049,276
06-15-12	3.125	3,920,000		4,084,616
Citigroup Funding, Inc.
FDIC Government Guaranty
11-15-12	1.875	3,135,000		3,214,193
General Electric Capital Corp.
FDIC Government Guaranty
03-11-11	1.800	6,555,000		6,600,066
12-09-11	3.000	825,000		850,058
12-28-12	2.625	5,350,000		5,581,855
JPMorgan Chase & Co.
FDIC Government Guaranty
02-23-11	1.650	1,765,000		1,774,560
Morgan Stanley
FDIC Government Guaranty
02-10-12	0.691	5,490,000	(e)	5,513,777
The Goldman Sachs Group, Inc.
FDIC Government Guaranty
07-15-11	1.625	5,000,000		5,056,395

Total FDIC-Insured Debt (Cost: $34,136,323)				$34,724,796

Short-Term Securities (8.9%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
U.S. Government Agencies
Federal Home Loan Mortgage Corp. Discount Notes
01-03-11	0.150%	$100,000,000	$99,960,800

Total Short-Term Securities (Cost: $100,000,000)			$99,960,800

Money Market Fund (7.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	78,310,254	(l)	$78,310,254

Total Money Market Fund (Cost: $78,310,254)			$78,310,254

Investments of Cash Collateral Received for Securities on Loan (12.3%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.3%)
Antalis US Funding Corp.
10-07-10	0.310%	$9,997,503	$9,997,503
Grampian Funding LLC
10-08-10	0.290	4,998,832	4,998,832

Total			14,996,335

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Certificates of Deposit (4.7%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	3,997,886	3,997,886
Barclays Bank PLC
11-19-10	0.400	3,000,000	3,000,000
DZ Bank AG
11-16-10	0.360	5,000,000	5,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	4,000,000	4,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	6,000,000	6,000,000
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Lloyds Bank PLC
11-10-10	0.320	5,001,015	5,001,015
Nordea Bank Finland PLC
10-15-10	0.460	1,997,652	1,997,652
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
10-28-10	0.350	2,501,510	2,501,510
11-08-10	0.350	2,501,609	2,501,609
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	5,000,000	5,000,000
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000
United Overseas Bank Ltd.
11-18-10	0.300	5,000,000	5,000,000

Total			52,996,751

Commercial Paper (0.6%)
Suncorp Metway Ltd.
10-06-10	0.300	6,998,308	6,998,308
Other Short-Term Obligations (0.7%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,000,000	1,000,000
Natixis Financial Products LLC
10-01-10	0.550	7,000,000	7,000,000

Total			8,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.0%)(n)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price
$5,544,370	0.280%	$5,544,326	$5,544,326
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$25,000,208	0.300	25,000,000	25,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$25,000,278	0.400	25,000,000	25,000,000
Total			55,544,326

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $138,535,720)			$138,535,720

Total Investments in Securities
(Cost: $1,327,863,174)(o)			$1,342,528,192

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Treasury Note, 2-year	311	$68,259,642	Jan. 2011	$237,641
U.S. Treasury Note, 5-year	(897)	(108,417,869)	Jan. 2011	(899,269)
U.S. Treasury Note, 10-year	6	756,281	Dec. 2010	5,100

Total				$(656,528)

Notes to Portfolio of Investments

CMO — Collateralized Mortgage Obligation

I.O. — Interest Only

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $84,279,990.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.09% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $73,886,471 or 6.57% of net assets.

(e)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(i)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

MGIC — Mortgage Guaranty Insurance Corporation

NPFGC — National Public Finance Guarantee Corporation

(j)	At Sept. 30, 2010, security was partially or fully on loan.

(k)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value

Federal Natl Mtge Assn
10-01-25 5.00%	$8,500,000	10-18-10	$9,016,973	$9,013,323
10-01-40 5.50	8,000,000	10-13-10	8,521,250	8,503,752

(l)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(m)	At Sept. 30, 2010, investments in securities included securities valued at $686,293 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(n)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,563,092
Freddie Mac Gold Pool	583,068
Freddie Mac Non Gold Pool	598,797
Ginnie Mae I Pool	603,325
Ginnie Mae II Pool	306,931

Total market value of collateral securities	$5,655,213

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$13,195,825
Fannie Mae REMICS	7,818,451
Government National Mortgage Association	4,485,761

Total market value of collateral securities	$25,500,037

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$23,127,481
Freddie Mac Gold Pool	1,239,195
Freddie Mac Non Gold Pool	1,133,324

Total market value of collateral securities	$25,500,000

(o)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,327,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$18,222,000
Unrealized depreciation	(3,557,000)

Net unrealized appreciation	$14,665,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$274,363,306	$245,898,131	$—	$520,261,437
Asset-Backed Securities	—	42,956,586	659,242	43,615,828
Commercial Mortgage-Backed Securities	—	6,904,442	—	6,904,442
Residential Mortgage-Backed Securities	—	399,888,229	19,327,718	419,215,947
Corporate Debt Securities	—	998,968	—	998,968

Total Bonds	274,363,306	696,646,356	19,986,960	990,996,622

Short-Term Securities
U.S. Government Agencies	—	99,960,800	—	99,960,800

Total Short-Term Securities	—	99,960,800	—	99,960,800

Other
FDIC-Insured Debt Securities	—	34,724,796	—	34,724,796
Affiliated Money Market Fund(c)	78,310,254	—	—	78,310,254
Investments of Cash Collateral Received for Securities on Loan	—	138,535,720	—	138,535,720

Total Other	78,310,254	173,260,516	—	251,570,770

Investments in Securities	352,673,560	969,867,672	19,986,960	1,342,528,192
Derivatives(d)
Assets
Futures Contracts	242,741	—	—	242,741
Liabilities
Futures Contracts	(899,269)	—	—	(899,269)

Total	$352,017,032	$969,867,672	$19,986,960	$1,341,871,664

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of Dec. 31, 2009	$19,367,877	$2,515,420	$21,883,297
Accrued discounts/premiums	106,336	—	106,336
Realized gain (loss)	169,349	47,520	216,869
Change in unrealized appreciation (depreciation)*	300,345	213,917	514,262
Sales	(6,740,740)	(2,275,612)	(9,016,352)
Purchases	898,047	19,307,236	20,205,283
Transfers into Level 3	—	—	—
Transfers out of Level 3	(13,441,972)	(480,763)	(13,922,735)

Balance as of Sept. 30, 2010	$659,242	$19,327,718	$19,986,960

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $35,485, which is comprised of Asset-Backed Securities of $2,421 and Residential Mortgage-Backed Securities of $33,064.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
RiverSource VP — Strategic Income Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (95.6%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (3.6%)(c)
Corp. Nacional del Cobre de Chile
01-15-19	7.500%	$1,380,000	(d)	$1,753,467
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	1,750,000		2,117,500
Gazprom Via Gazprom International SA
02-01-20	7.201	1,431,867	(d)	1,549,996
IKB Deutsche Industriebank AG
(EUR) Government Liquid Guaranteed
09-10-12	2.125	1,750,000		2,424,416
Japan Finance Organization for Municipalities
(JPY) Government Guaranteed
05-09-16	2.000	150,000,000		1,959,521
06-22-18	1.900	180,000,000		2,358,966
Pemex Project Funding Master Trust
03-01-18	5.750	5,420,000		5,939,956
01-21-21	5.500	2,800,000	(d)	2,976,958
Penerbangan Malaysia Bhd
Government Guaranteed
03-15-16	5.625	605,000	(d)	691,789
Petrobras International Finance Co.
03-15-19	7.875	2,880,000	(g)	3,591,654
Petroleos de Venezuela SA
04-12-17	5.250	800,000		464,000
Petroleum Co. of Trinidad & Tobago Ltd.
Senior Unsecured
08-14-19	9.750	490,000	(d)	596,904
Petronas Capital Ltd.
08-12-19	5.250	600,000	(d)	671,220
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	1,500,000	(d,g)	1,574,915

Total				28,671,262

Foreign Local Government (0.7%)(c)
Provincia de Cordoba
Senior Unsecured
08-17-17	12.375	1,080,000	(d)	1,088,100
Treasury Corp. of Victoria
(AUD) Local Government Guaranteed
11-15-16	5.750	2,220,000		2,180,390
06-15-20	6.000	2,175,000		2,190,528

Total				5,459,018

Sovereign (14.3%)(c)
Argentina Bonos
Senior Unsecured
09-12-13	7.000	1,490,000		1,404,695
10-03-15	7.000	800,000		711,200

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina Government International Bond
Senior Unsecured
12-31-33	8.280	2,023,607		1,682,629
12-15-35	0.000	5,000,000	(l)	597,500
Belgium Government Bond
(EUR)
09-28-16	3.250	1,185,000		1,682,716
Brazilian Government International Bond
01-20-34	8.250	4,560,000		6,634,799
Brazilian Government International Bond
(BRL) Senior Unsecured
01-05-22	12.500	4,300,000		3,121,378
Brazilian Government International Bond
Senior Unsecured
01-17-17	6.000	2,800,000		3,262,000
Bulgaria Government International Bond
Senior Unsecured
01-15-15	8.250	330,000	(d)	389,400
Bundesrepublik Deutschland
(EUR)
07-04-17	4.250	4,155,000		6,510,735
01-04-19	3.750	3,755,000		5,742,609
China Government International Bond
Senior Unsecured
10-29-13	4.750	2,695,000		2,978,414
Colombia Government International Bond
Senior Unsecured
05-21-24	8.125	2,085,000		2,799,113
Croatia Government International Bond
Senior Unsecured
07-14-20	6.625	505,000	(d)	546,663
Dominican Republic International Bond
Senior Unsecured
05-06-21	7.500	275,000	(d)	309,375
Indonesia Government International Bond
Senior Unsecured
04-20-15	7.250	4,045,000	(d)	4,783,213
03-13-20	5.875	5,185,000	(d)	5,982,194
Lithuania Government International Bond
Senior Unsecured
09-14-17	5.125	700,000	(d)	693,875
Mexico Government International Bond
Senior Unsecured
01-15-20	5.125	4,670,000		5,218,725
01-11-40	6.050	4,290,000	(g)	4,912,050
Panama Government International Bond
Senior Unsecured
01-26-36	6.700	3,340,000		4,099,850
Peruvian Government International Bond
Senior Unsecured
05-03-16	8.375	1,710,000		2,163,150
07-21-25	7.350	1,610,000		2,088,975
Philippine Government International Bond
Senior Unsecured
01-20-20	6.500	4,310,000	(g)	5,150,450
Poland Government International Bond
Senior Unsecured
07-15-19	6.375	200,000		235,634

	Coupon	Principal
Issuer	rate	amount		Value(a)
Qatar Government International Bond
Senior Notes
01-20-20	5.250	720,000	(d,g)	790,200
Russian Foreign Bond — Eurobond
03-31-30	7.500	7,518,000	(d)	9,006,112
Russian Foreign Bond — Eurobond
Senior Unsecured
04-29-15	3.625	4,700,000	(d)	4,735,250
03-31-30	7.500	455,400	(d)	543,839
South Africa Government Bond
(ZAR)
09-15-17	8.250	16,635,000		2,455,340
South Africa Government International Bond
Senior Unsecured
03-09-20	5.500	2,080,000		2,324,400
Turkey Government International Bond
Senior Unsecured
09-26-16	7.000	3,355,000		3,958,900
03-30-21	5.625	1,900,000		2,071,000
02-05-25	7.375	3,220,000		3,976,700
Uruguay Government International Bond
(UYU)
04-05-27	4.250	20,786,526	(j)	1,141,866
Uruguay Government International Bond
Pay-in-kind
01-15-33	7.875	2,775,000	(i)	3,642,188
Venezuela Government International Bond
Senior Unsecured
05-07-23	9.000	2,296,000	(d)	1,555,540
09-15-27	9.250	7,710,000		5,647,575

Total				115,550,252

Supranational (0.8%)(c)
Asian Development Bank
(JPY) Senior Unsecured
06-21-27	2.350	220,000,000		2,884,245
European Investment Bank
(JPY) Senior Unsecured
06-20-17	1.400	175,000,000		2,211,787
Nordic Investment Bank
(JPY) Senior Unsecured
04-27-17	1.700	120,000,000		1,523,431

Total				6,619,463

Treasury (8.8%)(c)
Canadian Government Bond
(CAD)
06-01-18	4.250	7,290,000		7,946,504
Finland Government Bond
(EUR) Senior Unsecured
07-04-15	4.250	1,065,000		1,623,604
France Government Bond OAT
(EUR)
04-25-13	4.000	1,110,000		1,623,580
04-25-19	4.250	3,380,000		5,228,693
04-25-29	5.500	950,000		1,714,850

	Coupon	Principal
Issuer	rate	amount		Value(a)
Indonesia Treasury Bond
(IDR) Senior Unsecured
09-15-19	11.500	7,800,000,000		1,094,879
09-15-25	11.000	16,200,000,000		2,267,478
Ireland Government Bond
(EUR) Senior Unsubordinated Notes
10-18-18	4.500	930,000		1,114,457
Italy Buoni Poliennali Del Tesoro
(EUR)
06-15-15	3.000	420,000		578,700
08-01-18	4.500	5,840,000		8,513,818
Japan Government 10-Year Bond
(JPY) Senior Unsecured
03-20-16	1.600	245,000,000		3,142,161
09-20-18	1.500	260,000,000		3,331,791
Mexican Bonos
(MXN)
12-13-18	8.500	14,180,000		1,302,503
New Zealand Government Bond
(NZD) Senior Unsecured
04-15-13	6.500	1,655,000		1,291,683
05-15-21	6.000	2,540,000		2,005,541
Norway Government Bond
(NOK)
05-19-17	4.250	26,870,000		4,944,584
Poland Government Bond
(PLN)
10-24-15	6.250	11,680,000		4,209,962
10-25-19	5.500	3,200,000		1,107,339
Spain Government Bond
(EUR)
01-31-17	3.800	2,190,000		3,015,216
Sweden Government Bond
(SEK)
08-12-17	3.750	12,765,000		2,065,570
12-01-20	5.000	12,150,000		2,191,498
United Kingdom Gilt
(GBP)
09-07-16	4.000	1,365,000		2,372,816
03-07-18	5.000	3,100,000		5,684,195
03-07-25	5.000	1,400,000		2,579,921

Total				70,951,343

U.S. Government Obligations & Agencies (11.2%)
U.S. Treasury
05-15-12	1.375	18,500,000	(g)	18,799,904
04-15-13	1.750	12,950,000	(g)	13,341,479
04-30-15	2.500	32,500,000	(g)	34,455,069
08-31-15	1.250	1,185,000	(g)	1,184,630
02-15-20	3.625	13,950,000	(g)	15,300,318
08-15-20	2.625	1,155,000	(g)	1,165,828
05-15-40	4.375	5,720,000		6,424,304

Total				90,671,532

Commercial Mortgage-Backed (2.0%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2007-T26 Class A4
01-12-45	5.471	3,440,000		3,673,542
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class A3
06-15-38	6.020	2,000,000		2,190,496

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A7
06-10-36	5.317	1,936,000		2,121,871
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	500,000		537,635
Morgan Stanley Capital I
Series 2005-HQ5 Class A4
01-14-42	5.168	2,635,000		2,847,851
Morgan Stanley Capital I
Series 2005-IQ10 Class A4A
09-15-42	5.230	500,000		548,842
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A7
07-15-42	5.118	1,800,000		1,975,991
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class A3
07-15-45	5.765	1,875,000		2,050,312

Total				15,946,540

Residential Mortgage-Backed (4.2%)(f)
Federal National Mortgage Association #930612
02-01-39	4.500	5,387,733	(h)	5,617,612
Federal National Mortgage Association #931817
08-01-39	5.500	4,808,435		5,115,258
Federal National Mortgage Association #960007
11-01-37	6.000	1,366,661		1,470,545
Federal National Mortgage Association #962609
04-01-38	5.500	1,767,154		1,880,092
Federal National Mortgage Association #973714
04-01-38	6.000	5,050,604		5,428,201
Federal National Mortgage Association #976470
04-01-38	5.000	1,451,265		1,528,822
Federal National Mortgage Association #982429
05-01-38	5.000	1,074,498		1,131,920
Federal National Mortgage Association #988091
08-01-38	6.000	386,460		415,352
Federal National Mortgage Association #AA3414
03-01-39	4.500	88,972		92,768
Federal National Mortgage Association #AC1025
05-01-40	5.000	396,767		417,930
Federal National Mortgage Association #AC2816
10-01-39	4.000	595,115		612,417
Federal National Mortgage Association #AD3128
04-01-40	5.000	5,623,268		5,961,779
Federal National Mortgage Association #AD6914
06-01-40	4.500	1,183,191		1,233,490
Government National Mortgage Association #718203
04-15-40	4.500	2,980,672		3,141,719

Total				34,047,905

Aerospace & Defense (0.5%)
Bombardier, Inc.
Senior Notes
03-15-18	7.500	1,200,000	(c,d,g)	1,291,500
Embraer Overseas Ltd.
01-15-20	6.375	200,000	(c,g)	219,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Esterline Technologies Corp.
08-01-20	7.000	80,000	(d)	82,800
Kratos Defense & Security Solutions, Inc.
Senior Secured
06-01-17	10.000	1,040,000		1,102,400
Oshkosh Corp.
03-01-20	8.500	1,247,000		1,349,878

Total				4,045,578

Automotive (0.9%)
Accuride Corp.
Senior Secured
08-01-18	9.500	290,000	(d,g)	304,500
Cooper-Standard Automotive, Inc.
05-01-18	8.500	1,500,000	(d,g)	1,563,750
Lear Corp.
03-15-18	7.875	575,000	(g)	609,500
03-15-20	8.125	2,490,000	(g)	2,651,850
Tenneco, Inc.
11-15-15	8.125	750,000		784,688
Tenneco, Inc.
Senior Notes
08-15-18	7.750	460,000	(d)	476,100
TRW Automotive, Inc.
12-01-17	8.875	750,000	(d)	823,125

Total				7,213,513

Banking (1.6%)
Bank of America Corp.
Senior Unsecured
07-01-20	5.625	3,360,000		3,552,680
Barclays Bank PLC
Senior Unsecured
04-07-15	3.900	370,000	(c,g)	392,082
09-22-16	5.000	305,000	(c,g)	333,709
Capital One Financial Corp.
Senior Unsecured
09-15-11	5.700	495,000	(g)	515,900
Citigroup, Inc.
Senior Unsecured
01-15-15	6.010	460,000		505,724
Fifth Third Bank
Senior Unsecured
05-17-13	0.479	75,000	(b)	71,793
JPMorgan Chase & Co.
Senior Unsecured
07-22-20	4.400	760,000		779,008
KeyCorp
Senior Unsecured
05-14-13	6.500	405,000		443,856
Morgan Stanley
Senior Unsecured
07-24-20	5.500	2,690,000		2,771,286
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	3,700,000	(c,d,e)	3,699,625
USB Capital IX
10-29-49	6.189	180,000	(b)	141,300

Total				13,206,963

	Coupon	Principal
Issuer	rate	amount		Value(a)
Brokerage (0.3%)
E*Trade Financial Corp.
Senior Unsecured
09-15-13	7.375	300,000	(g)	293,250
12-01-15	7.875	800,000	(g)	782,000
E*Trade Financial Corp.
Senior Unsecured Pay-in-kind
11-30-17	12.500	1,180,000	(i)	1,345,200

Total				2,420,450

Building Materials (1.0%)
AMH Holdings, Inc.
Senior Discount Notes
03-01-14	11.250	720,000		752,400
Associated Materials LLC/Financing, Inc.
Senior Secured
11-15-16	9.875	1,000,000		1,210,000
Gibraltar Industries, Inc.
12-01-15	8.000	1,700,000		1,657,500
Norcraft Companies LP/Finance Corp.
Senior Secured
12-15-15	10.500	1,685,000		1,758,719
Nortek, Inc.
Senior Secured
12-01-13	11.000	555,000		589,688
Ply Gem Industries, Inc.
Senior Secured
06-15-13	11.750	2,000,000		2,139,999

Total				8,108,306

Chemicals (2.5%)
Ashland, Inc.
06-01-17	9.125	1,380,000	(g)	1,580,100
Celanese U.S. Holdings LLC
10-15-18	6.625	99,000	(d,g)	100,980
CF Industries, Inc.
05-01-18	6.875	320,000		344,000
05-01-20	7.125	1,020,000	(g)	1,113,075
Hexion U.S. Finance Corp./Nova Scotia ULC
Senior Secured
02-01-18	8.875	3,110,000		3,047,800
Ineos Finance PLC
Senior Secured
05-15-15	9.000	1,630,000	(c,d,g)	1,703,350
Invista
05-01-12	9.250	1,102,000	(d)	1,117,153
LyondellBasell Industries
Senior Secured
11-01-17	8.000	2,393,000	(d)	2,611,361
05-01-18	11.000	219,000		242,269
MacDermid, Inc.
Senior Subordinated Notes
04-15-17	9.500	1,230,000	(d)	1,285,350
Nalco Co.
Senior Notes
05-15-17	8.250	1,500,000	(g)	1,657,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
Nova Chemicals Corp.
Senior Unsecured
11-01-16	8.375	1,500,000	(c)	1,578,750
Rhodia SA
Senior Notes
09-15-20	6.875	315,000	(c,d,g)	321,300
Solutia, Inc.
11-01-17	8.750	1,500,000		1,631,250
The Dow Chemical Co.
Senior Unsecured
02-15-15	5.900	1,090,000		1,215,438
05-15-19	8.550	185,000		233,598
05-15-39	9.400	255,000		360,948

Total				20,144,222

Construction Machinery (1.3%)
Case New Holland, Inc.
Senior Notes
12-01-17	7.875	1,803,000	(d)	1,974,285
RSC Equipment Rental, Inc./Holdings III LLC
Senior Secured
07-15-17	10.000	1,140,000	(d)	1,256,850
Terex Corp.
Senior Unsecured
06-01-16	10.875	2,250,000		2,570,625
The Manitowoc Co., Inc.
02-15-18	9.500	1,230,000	(g)	1,273,050
United Rentals North America, Inc.
06-15-16	10.875	1,635,000		1,845,506
United Rentals North America, Inc.
Senior Unsecured
12-15-19	9.250	1,100,000		1,193,500

Total				10,113,816

Consumer Cyclical Services (0.2%)
Garda World Security Corp.
Senior Unsecured
03-15-17	9.750	1,155,000	(c,d,g)	1,238,737
West Corp.
10-15-14	9.500	530,000		554,513

Total				1,793,250

Consumer Products (1.2%)
ACCO Brands Corp.
Senior Secured
03-15-15	10.625	690,000	(g)	771,075
Central Garden and Pet Co.
03-01-18	8.250	1,590,000		1,621,800
Jarden Corp.
05-01-17	7.500	2,000,000		2,070,000
Libbey Glass, Inc.
Senior Secured
02-15-15	10.000	850,000	(d)	913,750
NBTY, Inc.
10-01-18	9.000	120,000	(d,e)	126,000
Sealy Mattress Co.
06-15-14	8.250	1,350,000	(g)	1,360,125

	Coupon	Principal
Issuer	rate	amount		Value(a)
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	1,420,000	(d)	1,540,700
Visant Corp.
Senior Notes
10-01-17	10.000	935,000	(d,g)	979,413

Total				9,382,863

Diversified Manufacturing (0.4%)
Amsted Industries, Inc.
Senior Notes
03-15-18	8.125	1,020,000	(d)	1,065,900
CPM Holdings, Inc.
Senior Secured
09-01-14	10.625	780,000	(d)	840,450
Ingersoll-Rand Global Holding Co., Ltd.
04-15-14	9.500	645,000	(c)	798,081
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	205,000	(d,g)	214,738
SPX Corp.
09-01-17	6.875	566,000	(d)	599,960

Total				3,519,129

Electric (3.5%)
Commonwealth Edison Co.
1st Mortgage
08-15-16	5.950	215,000		255,109
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04-01-38	6.750	205,000		262,384
Dynegy Holdings, Inc.
Senior Unsecured
06-01-15	7.500	630,000		496,125
06-01-19	7.750	418,000	(g)	286,330
Edison Mission Energy
Senior Unsecured
05-15-17	7.000	810,000		585,225
Energy Future Holdings Corp.
11-01-17	10.875	236,000		141,600
Energy Future Holdings Corp.
Senior Secured
01-15-20	10.000	1,051,000	(d,g)	1,043,391
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12-01-20	10.000	1,079,000		1,070,816
Florida Power Corp.
1st Mortgage
06-15-38	6.400	490,000		606,061
Majapahit Holding BV
08-07-19	8.000	1,000,000	(c,d,g)	1,210,000
06-29-37	7.875	540,000	(c,d)	669,600
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	489,401		483,895
Nevada Power Co.
05-15-18	6.500	4,235,000		5,103,353
Nisource Finance Corp.
09-15-17	5.250	1,890,000		2,066,976
NRG Energy, Inc.
02-01-16	7.375	4,970,000		5,112,887
01-15-17	7.375	1,000,000		1,025,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	1,470,000	(c,d,g)	1,778,700
12-02-24	7.390	510,000	(c,d)	626,854
Sierra Pacific Power Co.
05-15-16	6.000	1,320,000		1,541,088
TransAlta Corp.
Senior Unsecured
05-15-18	6.650	2,465,000	(c)	2,895,692
Xcel Energy, Inc.
Senior Unsecured
05-15-20	4.700	525,000		570,795

Total				27,831,881

Entertainment (0.8%)
AMC Entertainment, Inc.
Senior Unsecured
06-01-19	8.750	2,000,000	(g)	2,107,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp.
08-01-18	9.125	430,000	(d,g)	453,650
Regal Cinemas Corp.
07-15-19	8.625	1,900,000		1,992,625
Speedway Motorsports, Inc.
06-01-16	8.750	1,600,000		1,704,000

Total				6,257,775

Food and Beverage (1.6%)
Anheuser-Busch InBev Worldwide, Inc.
11-15-14	5.375	1,455,000	(d)	1,633,162
01-15-19	7.750	205,000	(d)	265,928
11-15-39	8.000	335,000	(d)	474,228
ARAMARK Corp.
02-01-15	8.500	2,000,000	(g)	2,080,000
Bumble Bee Foods LLC
Senior Secured
12-15-15	7.750	1,080,000		1,155,600
Campbell Soup Co.
Senior Unsecured
02-15-19	4.500	90,000		100,692
ConAgra Foods, Inc.
Senior Unsecured
10-01-28	7.000	395,000		476,385
Cott Beverages USA, Inc.
09-01-18	8.125	413,000	(d,g)	437,264
Cott Beverages, Inc.
11-15-17	8.375	95,000	(d,g)	100,581
Del Monte Corp.
10-15-19	7.500	1,245,000		1,343,044
Kraft Foods, Inc.
Senior Unsecured
02-09-40	6.500	425,000		497,047
MHP SA
04-29-15	10.250	235,000	(c,d,g)	247,143
Michael Foods, Inc.
Senior Notes
07-15-18	9.750	835,000	(d,g)	893,450
Pinnacle Foods Finance LLC/Corp.
09-01-17	8.250	1,200,000	(d)	1,212,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pinnacle Foods Finance LLC/Corp.
Senior Unsecured
04-01-15	9.250	1,000,000	(d,g)	1,040,000
U.S. Foodservice
Senior Notes
06-30-15	10.750	1,200,000	(d)	1,224,000

Total				13,180,524

Gaming (1.7%)
Boyd Gaming Corp.
Senior Subordinated Notes
02-01-16	7.125	419,000		350,389
FireKeepers Development Authority
Senior Secured
05-01-15	13.875	2,000,000	(d)	2,342,500
Harrah’s Operating Co., Inc.
Senior Secured
12-15-18	10.000	750,000	(g)	599,063
MGM Resorts International
Senior Secured
11-15-17	11.125	280,000		318,850
MGM Resorts International
Senior Unsecured
03-01-18	11.375	2,448,000	(g)	2,331,720
Pinnacle Entertainment, Inc.
05-15-20	8.750	2,330,000	(g)	2,295,050
Pokagon Gaming Authority
Senior Notes
06-15-14	10.375	1,885,000	(d)	1,967,469
Shingle Springs Tribal Gaming Authority
Senior Notes
06-15-15	9.375	3,840,000	(d)	2,860,799
Tunica-Biloxi Gaming Authority
Senior Unsecured
11-15-15	9.000	460,000	(d)	411,700

Total				13,477,540

Gas Distributors (0.2%)
Energy Transfer Equity LP
10-15-20	7.500	1,765,000	(g)	1,857,663
Sempra Energy
Senior Unsecured
06-01-16	6.500	70,000		83,752

Total				1,941,415

Gas Pipelines (0.7%)
El Paso Corp.
Senior Unsecured
02-15-16	8.250	1,440,000	(g)	1,598,400
Kinder Morgan Energy Partners LP
Senior Unsecured
01-15-38	6.950	140,000		159,380
Plains All American Pipeline LP/Finance Corp.
05-01-19	8.750	910,000	(g)	1,154,983
Regency Energy Partners LP/Finance Corp.
12-15-13	8.375	25,000		26,063
06-01-16	9.375	545,000	(d,g)	599,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
Southern Natural Gas Co.
Senior Unsecured
03-01-32	8.000	180,000		211,236
Southern Star Central Corp.
Senior Notes
03-01-16	6.750	1,420,000		1,434,200
The Williams Companies, Inc.
Senior Unsecured
09-01-21	7.875	185,000		224,628
TransCanada PipeLines Ltd.
Senior Unsecured
01-15-39	7.625	295,000	(c)	393,392

Total				5,801,782

Health Care (3.1%)
Apria Healthcare Group, Inc.
Senior Secured
11-01-14	11.250	1,500,000		1,650,000
Biomet, Inc.
Pay-in-kind
10-15-17	10.375	1,605,000	(g,i)	1,781,550
CHS/Community Health Systems, Inc.
07-15-15	8.875	910,000		966,875
HCA, Inc.
Secured
11-15-16	9.250	2,010,000		2,175,825
HCA, Inc.
Secured Pay-in-kind
11-15-16	9.625	2,850,000	(i)	3,092,249
HCA, Inc.
Senior Secured
09-15-20	7.250	900,000		963,000
Healthsouth Corp.
02-15-20	8.125	2,410,000	(g)	2,506,400
IASIS Healthcare LLC/Capital Corp.
06-15-14	8.750	2,100,000	(g)	2,147,250
inVentiv Health, Inc.
08-15-18	10.000	2,085,000	(d)	2,079,788
LifePoint Hospitals, Inc.
10-01-20	6.625	480,000	(d,g)	489,600
Multiplan, Inc.
09-01-18	9.875	1,034,000	(d)	1,077,945
Omnicare, Inc.
06-01-20	7.750	295,000		301,638
Radiation Therapy Services, Inc.
Senior Subordinated Notes
04-15-17	9.875	820,000	(d)	809,750
Select Medical Corp.
02-01-15	7.625	1,847,000		1,803,134
Tenet Healthcare Corp.
Senior Unsecured
08-01-20	8.000	1,180,000	(d,g)	1,174,100
Vanguard Health Holding Co. II LLC/Inc.
02-01-18	8.000	1,650,000	(g)	1,674,750

Total				24,693,854

Health Care Insurance (0.1%)
WellPoint, Inc.
Senior Unsecured
02-15-19	7.000	465,000		566,235

	Coupon	Principal
Issuer	rate	amount		Value(a)
Home Construction (0.3%)
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	1,975,000		1,977,469
KB Home
06-15-15	6.250	540,000	(g)	515,700

Total				2,493,169

Independent Energy (3.6%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	160,000		174,709
Berry Petroleum Co.
Senior Subordinated Notes
11-01-16	8.250	125,000	(g)	128,125
Berry Petroleum Co.
Senior Unsecured
06-01-14	10.250	280,000		315,700
Brigham Exploration Co.
10-01-18	8.750	380,000	(d,g)	390,450
Chesapeake Energy Corp.
08-15-20	6.625	2,255,000	(g)	2,356,475
Comstock Resources, Inc.
10-15-17	8.375	765,000		784,125
Continental Resources, Inc.
04-01-21	7.125	580,000	(d)	598,850
Denbury Resources, Inc.
12-15-15	7.500	1,500,000	(g)	1,563,750
02-15-20	8.250	700,000		763,000
EXCO Resources, Inc.
09-15-18	7.500	1,625,000		1,610,781
Forest Oil Corp.
06-15-19	7.250	2,990,000	(g)	3,057,274
Hilcorp Energy I LP/Finance Co.
Senior Unsecured
11-01-15	7.750	2,280,000	(d)	2,302,800
NAK Naftogaz Ukraine
Government Guaranteed
09-30-14	9.500	1,945,000	(c)	2,104,225
Nexen, Inc.
Senior Unsecured
03-10-35	5.875	185,000	(c)	188,789
07-30-39	7.500	245,000	(c,g)	301,036
Petrohawk Energy Corp.
08-01-14	10.500	1,600,000		1,800,000
06-01-15	7.875	930,000	(g)	974,175
08-15-18	7.250	695,000	(d)	708,900
Pioneer Natural Resources Co.
Senior Unsecured
01-15-20	7.500	415,000		456,500
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	1,050,000		1,136,625
Quicksilver Resources, Inc.
08-01-15	8.250	2,200,000		2,326,500
08-15-19	9.125	90,000		98,663

	Coupon	Principal
Issuer	rate	amount		Value(a)
Range Resources Corp.
05-15-16	7.500	1,000,000		1,045,000
05-01-18	7.250	1,000,000		1,055,000
05-15-19	8.000	450,000		491,625
08-01-20	6.750	865,000		893,113
SandRidge Energy, Inc.
Pay-in-kind
04-01-15	8.625	595,000	(g,i)	595,000
Talisman Energy, Inc.
Senior Unsecured
06-01-19	7.750	540,000	(c)	689,294
XTO Energy, Inc.
Senior Unsecured
04-15-12	7.500	155,000		170,773

Total				29,081,257

Integrated Energy (0.1%)
Shell International Finance BV
03-25-40	5.500	605,000	(c,g)	692,591

Life Insurance (0.4%)
ING Groep NV
12-31-49	5.775	1,785,000	(b,c)	1,602,038
MetLife, Inc.
Senior Unsecured
06-01-16	6.750	335,000	(g)	399,908
Prudential Financial, Inc.
Senior Unsecured
06-15-19	7.375	795,000		968,429

Total				2,970,375

Lodging (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.
Senior Unsecured
12-01-19	7.150	210,000	(g)	227,850
Wyndham Worldwide Corp.
Senior Unsecured
03-01-20	7.375	1,500,000		1,593,750

Total				1,821,600

Media Cable (2.8%)
Cablevision Systems Corp.
Senior Unsecured
09-15-17	8.625	3,500,000	(g)	3,850,000
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	1,000,000	(d,g)	1,037,500
04-30-20	8.125	1,530,000	(d,g)	1,621,800
Comcast Corp.
08-15-37	6.950	1,025,000		1,201,905
CSC Holdings LLC
Senior Unsecured
02-15-19	8.625	1,440,000	(g)	1,620,000
DIRECTV Holdings LLC/Financing Co., Inc.
06-15-15	6.375	70,000		72,450
02-15-16	3.125	4,155,000		4,195,449
DISH DBS Corp.
10-01-14	6.625	2,000,000		2,090,000
Insight Communications Co., Inc.
Senior Notes
07-15-18	9.375	420,000	(d)	451,500

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mediacom LLC/Capital Corp.
08-15-19	9.125	960,000	(g)	993,600
Time Warner Cable, Inc.
02-01-15	3.500	445,000	(g)	467,084
07-01-38	7.300	120,000		147,401
Videotron Ltee
04-15-18	9.125	1,905,000	(c,g)	2,143,125
Virgin Media Finance PLC
10-15-19	8.375	600,000	(c,g)	658,500
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	2,000,000	(c,g)	2,110,000

Total				22,660,314

Media Non-Cable (2.6%)
Clear Channel Worldwide Holdings, Inc.
12-15-17	9.250	2,500,000	(g)	2,668,750
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	1,770,000	(d,g)	1,818,675
Gray Television, Inc.
Senior Secured
06-29-15	10.500	847,000	(g)	845,941
Intelsat Corp.
Senior Unsecured
06-15-16	9.250	2,610,000		2,782,913
Intelsat Jackson Holdings SA
06-15-16	11.250	570,000	(c)	619,875
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	880,000	(c,d,g)	884,400
Lamar Media Corp.
04-01-14	9.750	1,136,000		1,300,720
News America, Inc.
03-15-33	6.550	635,000		708,751
12-15-35	6.400	35,000		38,814
Nielsen Finance LLC/Co.
10-15-18	7.750	1,835,000	(d,e)	1,821,549
Salem Communications Corp.
Senior Secured
12-15-16	9.625	540,000		573,750
Sinclair Television Group, Inc.
Secured
11-01-17	9.250	1,605,000	(d)	1,721,363
Sinclair Television Group, Inc.
Senior Notes
10-15-18	8.375	490,000	(d,e)	493,675
Sirius XM Radio, Inc.
04-01-15	8.750	1,200,000	(d,g)	1,275,000
Sirius XM Radio, Inc.
Senior Secured
09-01-15	9.750	715,000	(d,g)	787,394
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	1,747,000	(g)	2,039,623
Umbrella Acquisition, Inc.
Pay-in-kind
03-15-15	9.750	263,125	(d,g,i)	251,942

Total				20,633,135

	Coupon	Principal
Issuer	rate	amount		Value(a)
Metals (0.8%)
ArcelorMittal
Senior Unsecured
10-15-39	7.000	1,190,000	(c,g)	1,215,671
Arch Coal, Inc.
08-01-16	8.750	1,770,000	(g)	1,951,425
10-01-20	7.250	100,000	(g)	105,500
Consol Energy, Inc.
04-01-20	8.250	2,441,000	(d)	2,660,689
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
04-01-17	8.375	265,000		295,806
Novelis, Inc.
02-15-15	7.250	535,000	(c)	544,363

Total				6,773,454

Non-Captive Consumer (0.3%)
American General Finance Corp.
Senior Unsecured
12-15-17	6.900	3,295,000		2,751,325

Non-Captive Diversified (2.8%)
Ally Financial, Inc.
03-15-20	8.000	6,270,000	(d)	6,849,974
CIT Group, Inc.
Senior Secured
05-01-17	7.000	6,660,000		6,518,475
Ford Motor Credit Co. LLC
Senior Unsecured
04-15-15	7.000	1,000,000		1,068,580
08-15-17	6.625	830,000	(g)	886,025
01-15-20	8.125	2,000,000	(g)	2,298,130
General Electric Capital Corp.
Senior Unsecured
08-07-19	6.000	300,000		337,556
01-08-20	5.500	730,000	(g)	795,284
01-10-39	6.875	1,465,000		1,682,399
International Lease Finance Corp.
Senior Unsecured
03-15-17	8.750	945,000	(d,g)	1,013,513
09-01-17	8.875	1,200,000	(g)	1,299,000

Total				22,748,936

Oil Field Services (2.0%)
Bristow Group, Inc.
09-15-17	7.500	1,110,000		1,137,750
Expro Finance Luxembourg SCA
Senior Secured
12-15-16	8.500	1,505,000	(c,d,g)	1,424,059
Gazprom Via Gaz Capital SA
Senior Unsecured
04-11-18	8.146	3,015,000	(c,d)	3,527,549
Halliburton Co.
Senior Unsecured
09-15-18	5.900	200,000		233,093
Kazakhstan Temir Zholy Finance BV
10-06-20	6.375	350,000	(c,d,e)	349,566

	Coupon	Principal
Issuer	rate	amount		Value(a)
KazMunaiGaz Finance Sub BV
07-02-18	9.125	2,550,000	(c,d)	3,075,937
Key Energy Services, Inc.
12-01-14	8.375	1,530,000	(g)	1,614,150
McJunkin Red Man Corp.
Senior Secured
12-15-16	9.500	2,281,000	(d,g)	2,058,603
Offshore Group Investments Ltd.
Senior Secured
08-01-15	11.500	1,805,000	(c,d,g)	1,897,136
Smith International, Inc.
Senior Unsecured
03-15-19	9.750	265,000		379,881
Weatherford International Ltd.
03-15-13	5.150	155,000	(c)	165,961

Total				15,863,685

Other Financial Institutions (0.1%)
Cardtronics, Inc.
09-01-18	8.250	920,000		961,400

Packaging (1.1%)
Ardagh Packaging Finance PLC
10-15-20	9.125	645,000	(c,d,e)	645,000
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	305,000	(c,d,e)	305,000
Ball Corp.
09-01-19	7.375	540,000		587,250
Crown Americas LLC/Capital Corp. II
05-15-17	7.625	2,000,000	(g)	2,160,000
Greif, Inc.
Senior Unsecured
08-01-19	7.750	1,800,000	(g)	1,946,250
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	2,360,000	(d,g)	2,419,000
Reynolds Group Issuer, Inc./LLC
05-15-18	8.500	1,000,000	(d,g)	972,500

Total				9,035,000

Paper (1.0%)
Cascades, Inc.
12-15-17	7.750	2,710,000	(c)	2,825,175
Georgia-Pacific LLC
06-15-15	7.700	3,120,000		3,455,400
Graphic Packaging International, Inc.
06-15-17	9.500	1,370,000		1,459,050
10-01-18	7.875	227,000	(g)	232,675

Total				7,972,300

Pharmaceuticals (0.7%)
Novartis Securities Investment Ltd.
02-10-19	5.125	420,000	(c)	482,213
Patheon, Inc.
Senior Secured
04-15-17	8.625	930,000	(c,d,g)	955,575
Roche Holdings, Inc.
03-01-19	6.000	765,000	(d)	926,770

	Coupon	Principal
Issuer	rate	amount		Value(a)
Valeant Pharmaceuticals International
10-01-20	7.000	1,450,000	(d)	1,482,625
Valeant Pharmaceuticals International
Senior Notes
10-01-17	6.750	410,000	(d,g)	418,200
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	1,290,000	(c,d)	1,325,475
Wyeth
02-15-16	5.500	195,000		228,141

Total				5,818,999

Property & Casualty (0.1%)
Liberty Mutual Group, Inc.
06-15-58	10.750	475,000	(b,d)	560,500

Railroads (—%)
Union Pacific Corp.
Senior Unsecured
08-15-18	5.700	325,000		378,926

Restaurants (0.1%)
McDonald’s Corp.
Senior Unsecured
02-01-39	5.700	460,000	(g)	529,992

Retailers (1.0%)
CVS Pass-Through Trust
Pass-Through Certificates
07-10-31	8.353	877,414	(d)	1,085,490
Michaels Stores, Inc.
11-01-16	11.375	395,000		429,069
QVC, Inc.
Senior Secured
10-01-19	7.500	1,365,000	(d,g)	1,416,188
10-15-20	7.375	205,000	(d)	211,150
Rite Aid Corp.
Senior Secured
08-15-20	8.000	655,000	(d,g)	663,188
The Neiman Marcus Group, Inc.
10-15-15	10.375	1,070,000	(g)	1,123,500
The Neiman Marcus Group, Inc.
Pay-in-kind
10-15-15	9.000	980,000	(g,i)	1,017,975
Toys R Us Property Co. II LLC
Senior Secured
12-01-17	8.500	1,800,000	(d)	1,912,499

Total				7,859,059

Technology (1.7%)
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	810,000	(d,g)	820,125
Cisco Systems, Inc.
Senior Unsecured
02-15-39	5.900	160,000		184,911
01-15-40	5.500	510,000		560,655
First Data Corp.
09-24-15	9.875	1,770,000	(g)	1,446,975

	Coupon	Principal
Issuer	rate	amount		Value(a)
First Data Corp.
Senior Secured
08-15-20	8.875	1,200,000	(d,g)	1,245,000
Freescale Semiconductor, Inc.
Senior Secured
04-15-18	9.250	660,000	(d)	686,400
Interactive Data Corp.
08-01-18	10.250	1,405,000	(d,g)	1,503,350
Iron Mountain, Inc.
Senior Subordinated Notes
08-15-21	8.375	1,050,000		1,134,000
NXP BV/Funding LLC
Senior Secured
08-01-18	9.750	2,935,000	(c,d)	3,125,774
Oracle Corp.
Senior Notes
07-15-40	5.375	1,020,000	(d)	1,097,411
Oracle Corp.
Senior Unsecured
04-15-38	6.500	215,000		267,060
Trans Union LLC/Financing Corp.
06-15-18	11.375	545,000	(d,g)	621,300
WireCo WorldGroup, Inc.
Senior Unsecured
05-15-17	9.500	600,000	(d)	621,000

Total				13,313,961

Transportation Services (0.4%)
ERAC USA Finance LLC
07-01-13	2.750	290,000	(d)	296,171
10-01-20	5.250	270,000	(d)	290,265
The Hertz Corp.
01-01-14	8.875	2,077,000		2,131,521
10-15-18	7.500	875,000	(d,g)	871,719

Total				3,589,676

Wireless (2.5%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	1,500,000	(d)	1,657,500
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
02-01-14	5.550	480,000		542,810
11-15-18	8.500	295,000	(g)	401,681
Clearwire Communications LLC/Finance, Inc.
Senior Secured
12-01-15	12.000	1,338,000	(d,g)	1,445,040
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	3,550,000	(g)	3,767,437
MetroPCS Wireless, Inc.
09-01-18	7.875	1,605,000		1,645,125
Nextel Communications, Inc.
08-01-15	7.375	3,590,000	(g)	3,607,950
SBA Telecommunications, Inc.
08-15-19	8.250	2,250,000		2,475,000
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	1,710,000	(g)	1,855,350

	Coupon	Principal
Issuer	rate	amount		Value(a)
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	720,000		755,865
Wind Acquisition Finance SA
Secured
07-15-17	11.750	1,800,000	(c,d,g)	2,017,125

Total				20,170,883

Wirelines (3.8%)
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	1,545,000		1,796,795
BellSouth Corp.
Senior Unsecured
09-15-14	5.200	1,000,000		1,124,543
British Telecommunications PLC
Senior Unsecured
01-15-18	5.950	275,000	(c)	306,586
Cincinnati Bell, Inc.
10-15-17	8.250	858,000	(g)	866,580
Embarq Corp.
Senior Unsecured
06-01-36	7.995	280,000		297,704
Frontier Communications Corp.
Senior Unsecured
04-15-20	8.500	2,340,000	(g)	2,582,775
Integra Telecom Holdings, Inc.
Senior Secured
04-15-16	10.750	750,000	(d)	753,750
ITC Deltacom, Inc.
Senior Secured
04-01-16	10.500	1,590,000		1,615,838
Level 3 Financing, Inc.
02-15-17	8.750	3,090,000		2,750,100
PAETEC Holding Corp.
Senior Secured
06-30-17	8.875	1,230,000		1,285,350
Qwest Communications International, Inc.
04-01-18	7.125	3,900,000	(d)	4,094,999
Qwest Corp.
Senior Unsecured
10-01-14	7.500	3,000,000	(g)	3,390,000
Telefonica Emisiones SAU
04-27-15	3.729	2,490,000	(c)	2,603,918
06-20-16	6.421	320,000	(c)	375,062
tw telecom holdings, inc.
03-01-18	8.000	600,000	(g)	628,500
Verizon New York, Inc.
Senior Unsecured
04-01-32	7.375	1,350,000		1,592,949
West Corp.
Senior Unsecured
10-01-18	8.625	630,000	(d,e)	630,000
Windstream Corp.
08-01-16	8.625	3,900,000		4,124,249

Total				30,819,698

Total Bonds (Cost: $729,803,754)				$771,116,646

Municipal Bonds (0.1%)

Issue	Coupon	Principal
description	rate	amount	Value(a)
State of California
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
04-01-39	7.550%	$640,000	$698,374

Total Municipal Bonds (Cost: $682,381)			$698,374

Money Market Fund (3.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	29,290,813	(m)	$29,290,813
Total Money Market Fund (Cost: $29,290,813)			$29,290,813
Investments of Cash Collateral Received for Securities on Loan (20.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.1%)
Antalis US Funding Corp.
10-07-10	0.310%	$4,998,751	$4,998,751
Argento Variable Funding Company LLC
10-12-10	0.300	999,733	999,733
10-25-10	0.300	2,999,350	2,999,350
Grampian Funding LLC
10-08-10	0.290	2,999,299	2,999,299
Rhein-Main Securitisation Ltd.
10-15-10	0.500	4,996,806	4,996,806

Total			16,993,939

Certificates of Deposit (7.6%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	4,997,358	4,997,358
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
Credit Industrial et Commercial
10-20-10	0.540	5,000,000	5,000,000
DZ Bank AG
11-22-10	0.355	4,996,896	4,996,896
Erste Bank der Oesterreichische
10-01-10	0.370	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	5,000,000	5,000,000
Landesbank Hessen Thuringen
10-13-10	0.330	1,500,000	1,500,000
Nordea Bank Finland PLC
10-15-10	0.460	3,995,303	3,995,303
Norinchukin Bank
10-22-10	0.500	5,000,000	5,000,000
11-24-10	0.335	2,000,025	2,000,025
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	1,997,958	1,997,958
The Commonwealth Bank of Australia
10-29-10	0.470	3,000,000	3,000,000
Union Bank of Switzerland
10-18-10	0.455	4,000,000	4,000,000
United Overseas Bank Ltd.
10-12-10	0.280	5,000,000	5,000,000

Total			61,486,311

Commercial Paper (0.6%)
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
10-01-10	0.550	1,500,000	1,500,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	2,000,000	2,000,000

Total			3,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (10.1%)(k)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $10,813,572	0.220%	$10,813,506	$10,813,506
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $30,000,317	0.380	30,000,000	30,000,000
$5,000,058	0.420	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,058	0.210	10,000,000	10,000,000
G.X. Clarke and Company dated 09-30-10, matures 10-01-10, repurchase price $10,000,083	0.300	10,000,000	10,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $10,000,139	0.500	10,000,000	10,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,049	0.350	5,000,000	5,000,000

Total			80,813,506

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $167,792,548)			$167,792,548

Total Investments in Securities
(Cost: $927,569,496)(n)			$968,898,381

Summary of Investments in Securities by Country
The following table represents the portfolio investments of the Fund by country as a percentage of net assets at Sept. 30, 2010.

Percentage of net
Country	assets

Argentina	0.6%
Australia	0.6
Belgium	0.2
Bermuda	0.4
Brazil	1.7
Canada	2.8
Cayman Islands	0.6
Chile	0.2
China	0.4
Colombia	0.6
Croatia	0.1
Finland	0.2
France	1.1
Germany	1.8
Indonesia	1.9
Ireland	0.4
Italy	1.1
Japan	1.3
Kazakhstan	0.4
Lithuania	0.1
Luxembourg	0.9
Malaysia	0.2
Mexico	2.5
Netherlands	0.8
New Zealand	0.4
Norway	0.6
Panama	0.5
Peru	0.5
Philippine Islands	0.9
Poland	0.7
Qatar	0.3
Russia	2.3
South Africa	0.6
Spain	1.3
Supra-National	0.8
Sweden	0.5
Trinidad and Tobago	0.1
Turkey	1.2
Ukraine	0.3
United Kingdom	1.9
Uruguay	0.6
Venezuela	1.0

Total Foreign Securities	35.4%

United States	84.7%

Investments in Derivatives
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

U.S. Long Bond, 20-year	88	$11,767,250	Dec. 2010	$73,045
U.S. Treasury Note, 5-year	(243)	(29,370,727)	Jan. 2011	(259,772)
U.S. Treasury Note, 10-year	(1,027)	(129,450,146)	Dec. 2010	(1,797,898)
U.S. Treasury Ultra Bond, 30-year	150	21,192,188	Dec. 2010	(19,160)

Total				$(2,003,785)

Forward Foreign Currency Contracts Open at Sept. 30, 2010

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange date	delivered	received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Oct. 14, 2010	4,000,000 (EUR)	5,092,000 (USD)	$—	$(360,840)

UBS Securities	Oct. 22, 2010	4,480,000 (NZD)	3,252,659 (USD)	—	(29,241)

Total				$—	$(390,081)

Notes to Portfolio of Investments

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — European Monetary Unit

GBP — British Pound Sterling

IDR — Indonesian Rupiah

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

UYU — Uruguayan Peso

ZAR — South African Rand

(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 35.44% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $169,592,702 or 21.03% of net assets.

(e) At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,059,113.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Sept. 30, 2010, security was partially or fully on loan.

(h) At Sept. 30, 2010, investments in securities included securities valued at $1,310,330 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,667,241
Freddie Mac Gold Pool	5,362,535

Total market value of collateral securities	$11,029,776

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$59,503
Fannie Mae Interest Strip	146,605
Fannie Mae Pool	4,295,971
Fannie Mae Principal Strip	161,740
Fannie Mae REMICS	5,557,515
Fannie Mae Whole Loan	138,328
FHLMC Multifamily Structured Pass Through Certificates	49,665
FHLMC Structured Pass Through Securities	269,516
Freddie Mac Non Gold Pool	1,977,248
Freddie Mac Reference REMIC	24,702
Freddie Mac REMICS	1,372,158
Freddie Mac Strips	245,267
Ginnie Mae I Pool	769,185
Ginnie Mae II Pool	2,950,041
Government National Mortgage Association	3,115,557
United States Treasury Inflation Indexed Bonds	215,048
United States Treasury Note/Bond	7,912,097
United States Treasury Strip Coupon	1,077,064
United States Treasury Strip Principal	213,584
Cash Collateral In Lieu Of Securities	48,241

Total market value of collateral securities	$30,599,035

Cantor Fitzgerald & Co. (0.420%)

Security description	Value (a)

Ameriquest Mortgage Securities Inc	$30,599
BA Credit Card Trust	12,853
Bayview Financial Acquisition Trust	51,220
Capital One Multi-Asset Execution Trust	1,912
Chase Issuance Trust	5,399
Citibank Credit Card Issuance Trust	4,836
Countrywide Asset-Backed Certificates	22,707
Credit-Based Asset Servicing and Securitization LLC	8,028
Fannie Mae Pool	2,782,816
Franklin Auto Trust	4,105
Freddie Mac Non Gold Pool	2,013,527
GSAMP Trust	3,818
Morgan Stanley Dean Witter Capital I	56,208
PG&E Energy Recovery Funding LLC	43,066
Residential Asset Mortgage Products Inc	43,785
Thornburg Mortgage Securities Trust	24,052

Total market value of collateral securities	$5,108,931

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$56,388
Fannie Mae REMICS	3,497,124
Freddie Mac Reference REMIC	112,673
Freddie Mac REMICS	4,980,463
Government National Mortgage Association	1,553,352

Total market value of collateral securities	$10,200,000

G.X. Clarke and Company (0.300%)

Security description	Value (a)

Fannie Mae Discount Notes	$23,950
Fannie Mae Interest Strip	1,580
Federal Farm Credit Bank	2,380,622
Federal Home Loan Banks	3,239,115
Federal Home Loan Mortgage Corp	1,848,031
Federal National Mortgage Association	2,075,770
Freddie Mac Discount Notes	280
Freddie Mac Strips	32,878
Resolution Funding Corp	295
Tennessee Valley Authority	250,135
Tennessee Valley Authority Generic Strip	1,060
United States Treasury Strip Coupon	346,317

Total market value of collateral securities	$10,200,033

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$4,108,935
Fannie Mae REMICS	389,206
Fannie Mae Whole Loan	10,807
Federal National Mortgage Association	575,187
Freddie Mac Gold Pool	1,175,548
Freddie Mac Non Gold Pool	223,005
Freddie Mac REMICS	966,806
Ginnie Mae I Pool	807,229
Ginnie Mae II Pool	416,768
Government National Mortgage Association	92,038
United States Treasury Inflation Indexed Bonds	147
United States Treasury Note/Bond	1,242,590
United States Treasury Strip Coupon	8,289
United States Treasury Strip Principal	183,445

Total market value of collateral securities	$10,200,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$40,047
Amortizing Residential Collateral Trust	181,569
BA Credit Card Trust	29,004
Bear Stearns Asset Backed Securities Trust	44,504
Capital Auto Receivables Asset Trust	2,024
Capital One Multi-Asset Execution Trust	548,565
Capital One Prime Auto Receivables Trust	18
Chase Issuance Trust	39,759
Citibank Credit Card Issuance Trust	323,865
Citigroup Commercial Mortgage Trust	28,283
Citigroup/Deutsche Bank Commercial Mortgage Trust	428,251
Credit-Based Asset Servicing and Securitization LLC	57,911
Discover Card Master Trust I	100,042
First Franklin Mortgage Loan Asset Backed Certificates	180,027
First National Master Note Trust	60,294
Ford Credit Auto Owner Trust	30,799
Goal Capital Funding Trust	11,979
Greenwich Capital Commercial Funding Corp	109,061
GS Mortgage Securities Corp II	423,851
Keycorp Student Loan Trust	715
Massachusetts Educational Financing Authority	59,405
Nelnet Education Loan Funding Inc	204,600
Nelnet Student Loan Trust	658,700
Nissan Auto Lease Trust	148,485
SLC Student Loan Trust	23,950
SLM Student Loan Trust	1,318,558
Structured Asset Investment Loan Trust	36,354
Terwin Mortgage Trust	159,419

Total market value of collateral securities	$5,250,039

(l)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(m)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(n)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $927,569,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$42,193,000
Unrealized depreciation	(864,000)

Net unrealized appreciation	$41,329,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$227,251,338	$—	$227,251,338
U.S. Government Obligations & Agencies	90,671,532	—	—	90,671,532
Commercial Mortgage-Backed Securities	—	15,946,540	—	15,946,540
Residential Mortgage-Backed Securities	—	34,047,905	—	34,047,905
Corporate Debt Securities	—	403,199,331	—	403,199,331
Municipal Bonds	—	698,374	—	698,374

Total Bonds	90,671,532	681,143,488	—	771,815,020

Other
Affiliated Money Market Fund(c)	29,290,813	—	—	29,290,813
Investments of Cash Collateral Received for Securities on Loan	—	167,792,548	—	167,792,548

Total Other	29,290,813	167,792,548	—	197,083,361

Investments in Securities	119,962,345	848,936,036	—	968,898,381
Derivatives(d)
Assets
Futures Contracts	73,045	—	—	73,045
Liabilities
Futures Contracts	(2,076,830)	—	—	(2,076,830)
Forward Foreign Currency Contracts	—	(390,081)	—	(390,081)

Total	$117,958,560	$848,545,955	$—	$966,504,515

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Seligman VP — Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.0%)
Goodrich Corp.	19,991		$1,473,936
Precision Castparts Corp.	13,866		1,765,835
United Technologies Corp.	44,672		3,181,987

Total			6,421,758

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	22,497		1,500,325

Auto Components (1.3%)
Autoliv, Inc.	43,352	(c,e)	2,832,186

Automobiles (0.8%)
Ford Motor Co.	140,565	(b,e)	1,720,516

Beverages (2.5%)
Dr Pepper Snapple Group, Inc.	14,218		505,023
PepsiCo, Inc.	34,151		2,268,992
The Coca-Cola Co.	44,933		2,629,480

Total			5,403,495

Biotechnology (3.2%)
Alexion Pharmaceuticals, Inc.	29,281	(b,e)	1,884,525
Amgen, Inc.	27,076	(b)	1,492,158
Celgene Corp.	49,845	(b)	2,871,571
Dendreon Corp.	16,552	(b,e)	681,611

Total			6,929,865

Capital Markets (0.7%)
Morgan Stanley	61,626		1,520,930

Chemicals (0.3%)
CF Industries Holdings, Inc.	6,446		615,593

Commercial Banks (0.3%)
Fifth Third Bancorp	62,142	(e)	747,568

Commercial Services & Supplies (0.8%)
Republic Services, Inc.	59,893		1,826,138

Communications Equipment (3.9%)
Cisco Systems, Inc.	205,803	(b)	4,507,086
QUALCOMM, Inc.	87,629		3,953,820

Total			8,460,906

Issuer	Shares		Value(a)
Computers & Peripherals (8.1%)
Apple, Inc.	38,415	(b)	10,900,257
EMC Corp.	218,174	(b)	4,431,114
Hewlett-Packard Co.	42,205		1,775,564
SanDisk Corp.	14,560	(b)	533,624

Total			17,640,559

Consumer Finance (1.2%)
American Express Co.	63,215		2,656,926

Containers & Packaging (0.7%)
Packaging Corp. of America	61,683	(e)	1,429,195

Diversified Financial Services (2.2%)
IntercontinentalExchange, Inc.	26,231	(b)	2,746,910
JPMorgan Chase & Co.	53,653		2,042,570

Total			4,789,480

Electronic Equipment, Instruments & Components (1.4%)
Corning, Inc.	82,695		1,511,665
Tyco Electronics Ltd.	51,488	(c)	1,504,479

Total			3,016,144

Energy Equipment & Services (3.4%)
Dresser-Rand Group, Inc.	20,422	(b)	753,368
Halliburton Co.	107,012		3,538,886
Schlumberger Ltd.	49,260		3,034,909

Total			7,327,163

Food & Staples Retailing (1.5%)
Wal-Mart Stores, Inc.	41,740		2,233,925
Whole Foods Market, Inc.	29,501	(b,e)	1,094,782

Total			3,328,707

Food Products (1.0%)
Mead Johnson Nutrition Co.	12,170		692,595
The Hershey Co.	31,412	(e)	1,494,897

Total			2,187,492

Health Care Equipment & Supplies (2.3%)
Edwards Lifesciences Corp.	27,108	(b)	1,817,592
St. Jude Medical, Inc.	42,392	(b)	1,667,701
Varian Medical Systems, Inc.	25,484	(b,e)	1,541,782

Total			5,027,075

Health Care Providers & Services (3.2%)
Cardinal Health, Inc.	54,547	(e)	1,802,233
Express Scripts, Inc.	39,588	(b)	1,927,935
UnitedHealth Group, Inc.	39,753		1,395,728
Universal Health Services, Inc., Class B	48,674	(e)	1,891,472

Total			7,017,368

Hotels, Restaurants & Leisure (1.9%)
Las Vegas Sands Corp.	64,430	(b,e)	2,245,385
Starbucks Corp.	70,208		1,795,921

Total			4,041,306

Industrial Conglomerates (1.9%)
3M Co.	15,528		1,346,433
General Electric Co.	105,959		1,721,833
Tyco International Ltd.	29,401	(c)	1,079,899

Total			4,148,165

Issuer	Shares		Value(a)
Insurance (0.8%)
MetLife, Inc.	44,228		1,700,567

Internet & Catalog Retail (1.5%)
Amazon.com, Inc.	21,425	(b,e)	3,365,011

Internet Software & Services (4.0%)
Akamai Technologies, Inc.	29,059	(b)	1,458,181
Google, Inc., Class A	13,824	(b)	7,268,521

Total			8,726,702

IT Services (4.8%)
Cognizant Technology Solutions Corp., Class A	41,516	(b)	2,676,537
IBM Corp.	32,172		4,315,552
Mastercard, Inc., Class A	7,894		1,768,256
Teradata Corp.	41,588	(b)	1,603,633

Total			10,363,978

Life Sciences Tools & Services (1.1%)
Life Technologies Corp.	22,523	(b)	1,051,599
Thermo Fisher Scientific, Inc.	30,022	(b)	1,437,453

Total			2,489,052

Machinery (5.5%)
Cummins, Inc.	27,213		2,464,954
Deere & Co.	28,872		2,014,688
Dover Corp.	41,585		2,171,153
Flowserve Corp.	16,489	(e)	1,804,226
Ingersoll-Rand PLC	48,930	(c,e)	1,747,290
Parker Hannifin Corp.	25,082		1,757,245

Total			11,959,556

Media (1.5%)
Time Warner Cable, Inc.	23,159		1,250,354
Viacom, Inc., Class B	58,417	(e)	2,114,112

Total			3,364,466

Metals & Mining (2.1%)
Allegheny Technologies, Inc.	37,771	(e)	1,754,463
Barrick Gold Corp.	31,200	(c)	1,444,248
Freeport-McMoRan Copper & Gold, Inc.	14,964		1,277,776

Total			4,476,487

Multiline Retail (2.8%)
Kohl’s Corp.	33,443	(b)	1,761,777
Target Corp.	80,484		4,301,065

Total			6,062,842

Oil, Gas & Consumable Fuels (6.6%)
Apache Corp.	14,823		1,449,096
Chevron Corp.	32,344		2,621,481
ConocoPhillips	33,178		1,905,413
Continental Resources, Inc.	27,590	(b)	1,279,072
EOG Resources, Inc.	12,070		1,122,148
Exxon Mobil Corp.	50,124		3,097,162

Issuer	Shares		Value(a)
Kinder Morgan Management LLC	—	(b,f)	1
Occidental Petroleum Corp.	21,193		1,659,412
Peabody Energy Corp.	23,221		1,138,061

Total			14,271,846

Personal Products (1.4%)
Avon Products, Inc.	71,752		2,303,957
The Estee Lauder Companies, Inc., Class A	12,060	(e)	762,554

Total			3,066,511

Pharmaceuticals (2.8%)
Allergan, Inc.	35,135		2,337,532
Medicis Pharmaceutical Corp., Class A	68,397	(e)	2,027,971
Mylan, Inc.	90,326	(b,e)	1,699,032

Total			6,064,535

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A	32,557		1,152,192
Netlogic Microsystems, Inc.	44,238	(b,e)	1,220,084
Texas Instruments, Inc.	74,303	(e)	2,016,584
Varian Semiconductor Equipment Associates, Inc.	30,754	(b,e)	885,100

Total			5,273,960

Software (8.4%)
Autodesk, Inc.	76,745	(b)	2,453,538
Intuit, Inc.	48,625	(b)	2,130,261
Microsoft Corp.	126,623		3,100,997
Nintendo Co., Ltd., ADR	27,730	(c,e)	864,483
Oracle Corp.	211,920		5,690,051
Rovi Corp.	30,851	(b,e)	1,555,199
Salesforce.com, Inc.	11,386	(b)	1,272,955
SuccessFactors, Inc.	55,430	(b,e)	1,391,847

Total			18,459,331

Specialty Retail (3.5%)
Dick’s Sporting Goods, Inc.	45,643	(b,e)	1,279,830
GameStop Corp., Class A	71,153	(b,e)	1,402,426
Limited Brands, Inc.	59,598		1,596,034
Lowe’s Companies, Inc.	42,909		956,442
TJX Companies, Inc.	53,954		2,407,966

Total			7,642,698

Textiles, Apparel & Luxury Goods (0.6%)
Lululemon Athletica, Inc.	29,007	(b,c,e)	1,297,193

Tobacco (1.7%)
Philip Morris International, Inc.	66,170		3,706,843

Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A	29,462	(b)	1,510,222
Millicom International Cellular SA	12,841	(c,e)	1,232,094
NII Holdings, Inc.	40,057	(b,e)	1,646,343

Total			4,388,659

Total Common Stocks (Cost: $197,926,948)			$217,269,097

Money Market Fund (0.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	1,782,000	(d)	$1,782,000

Total Money Market Fund (Cost: $1,782,000)			$1,782,000

Investments of Cash Collateral Received for Securities on Loan (17.4%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $6,875,149	0.280%	$6,875,095	$6,875,095
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $12,000,127	0.380	12,000,000	12,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,167	0.400	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $4,000,056	0.500	4,000,000	4,000,000

Total			37,875,095

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $37,875,095)			$37,875,095

Total Investments in Securities
(Cost: $237,584,043)			$256,926,192

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.51% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Represents fractional shares.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$4,418,317
Freddie Mac Gold Pool	723,018
Freddie Mac Non Gold Pool	742,523
Ginnie Mae I Pool	748,137
Ginnie Mae II Pool	380,602

Total market value of collateral securities	$7,012,597

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$23,801
Fannie Mae Interest Strip	58,642
Fannie Mae Pool	1,718,388
Fannie Mae Principal Strip	64,696
Fannie Mae REMICS	2,223,006
Fannie Mae Whole Loan	55,331
FHLMC Multifamily Structured Pass Through Certificates	19,866
FHLMC Structured Pass Through Securities	107,806
Freddie Mac Non Gold Pool	790,899
Freddie Mac Reference REMIC	9,881
Freddie Mac REMICS	548,863
Freddie Mac Strips	98,107
Ginnie Mae I Pool	307,674
Ginnie Mae II Pool	1,180,017
Government National Mortgage Association	1,246,223
United States Treasury Inflation Indexed Bonds	86,019
United States Treasury Note/Bond	3,164,839
United States Treasury Strip Coupon	430,826
United States Treasury Strip Principal	85,434
Cash Collateral In Lieu Of Securities	19,296

Total market value of collateral securities	$12,239,614

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$1,643,574
Fannie Mae REMICS	155,682
Fannie Mae Whole Loan	4,323
Federal National Mortgage Association	230,075
Freddie Mac Gold Pool	470,219
Freddie Mac Non Gold Pool	89,202
Freddie Mac REMICS	386,723
Ginnie Mae I Pool	322,891
Ginnie Mae II Pool	166,707
Government National Mortgage Association	36,815
United States Treasury Inflation Indexed Bonds	59
United States Treasury Note/Bond	497,036
United States Treasury Strip Coupon	3,316
United States Treasury Strip Principal	73,378

Total market value of collateral securities	$4,080,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$217,269,097	$—	$—	$217,269,097

Total Equity Securities	217,269,097	—	—	217,269,097

Other
Affiliated Money Market Fund(c)	1,782,000	—	—	1,782,000
Investments of Cash Collateral Received for Securities on Loan	—	37,875,095	—	37,875,095

Total Other	1,782,000	37,875,095	—	39,657,095

Total	$219,051,097	$37,875,095	$—	$256,926,192

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman VP — Larger-Cap Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (7.0%)
General Dynamics Corp.	9,000		$565,290
Honeywell International, Inc.	16,000		703,040
United Technologies Corp.	8,000		569,840

Total			1,838,170

Capital Markets (2.1%)
Morgan Stanley	22,000		542,960

Chemicals (8.3%)
EI du Pont de Nemours & Co.	25,000		1,115,500
Praxair, Inc.	6,000		541,560
The Sherwin-Williams Co.	7,000		525,980

Total			2,183,040

Commercial Banks (3.1%)
U.S. Bancorp	37,000		799,940

Communications Equipment (3.4%)
Juniper Networks, Inc.	29,000	(b,c)	880,150

Diversified Financial Services (9.6%)
Bank of America Corp.	95,766		1,255,492
JPMorgan Chase & Co.	33,000		1,256,310

Total			2,511,802

Food & Staples Retailing (3.8%)
Costco Wholesale Corp.	7,500	(c)	483,675
Wal-Mart Stores, Inc.	9,500		508,440

Total			992,115

Food Products (4.0%)
Tyson Foods, Inc., Class A	66,000		1,057,320

Health Care Equipment & Supplies (3.5%)
Baxter International, Inc.	19,000	(c)	906,490

Health Care Providers & Services (4.4%)
Humana, Inc.	23,000	(b)	1,155,520

Independent Power Producers & Energy Traders (4.7%)
The AES Corp.	109,000	(b)	1,237,150

Insurance (10.6%)
MetLife, Inc.	17,048		655,496
Prudential Financial, Inc.	9,000		487,620
The Travelers Companies, Inc.	10,000		521,000
Unum Group	50,000	(c)	1,107,500

Total			2,771,616

Issuer	Shares		Value(a)
Multiline Retail (6.3%)
JC Penney Co., Inc.	28,000	(c)	761,040
Nordstrom, Inc.	24,000	(c)	892,800

Total			1,653,840

Oil, Gas & Consumable Fuels (11.9%)
Chevron Corp.	7,000		567,350
ConocoPhillips	10,000		574,300
Marathon Oil Corp.	14,926		494,051
The Williams Companies, Inc.	37,000		707,070
Valero Energy Corp.	45,000		787,949

Total			3,130,720

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	29,000		786,190

Road & Rail (4.8%)
CSX Corp.	11,000		608,520
Union Pacific Corp.	8,000	(c)	654,400

Total			1,262,920

Specialty Retail (4.7%)
Lowe’s Companies, Inc.	30,000		668,700
The Gap, Inc.	30,000	(c)	559,200

Total			1,227,900

Tobacco (4.6%)
Altria Group, Inc.	24,497		588,418
Philip Morris International, Inc.	11,000		616,220

Total			1,204,638

Total Common Stocks (Cost: $22,576,851)			$26,142,481

Warrants (—%)

Issuer	Shares		Value(a)
Hotels, Restaurants & Leisure
Krispy Kreme Doughnuts, Inc.	7	(b,d)	$1

Total Warrants (Cost: $—)			$1

Money Market Fund (0.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	131,466	(e)	$131,466

Total Money Market Fund (Cost: $131,466)			$131,466

Investments of Cash Collateral Received for Securities on Loan (17.4%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $4,571,472	0.280%	$4,571,437	$4,571,437

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $4,571,437)			$4,571,437

Total Investments in Securities
(Cost: $27,279,754)			$30,845,385

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	At Sept. 30, 2010, security was partially or fully on loan.

(d)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $1, representing less than 0.01% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

Acquisition
Security	dates	Cost

Krispy Kreme Doughnuts, Inc.	07-01-09	$—

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$2,937,859
Freddie Mac Gold Pool	480,754
Freddie Mac Non Gold Pool	493,724
Ginnie Mae I Pool	497,456
Ginnie Mae II Pool	253,072

Total market value of collateral securities	$4,662,865

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$26,142,481	$—	$—	$26,142,481
Warrants	1	—	—	1

Total Equity Securities	26,142,482	—	—	26,142,482

Other
Affiliated Money Market Fund(c)	131,466	—	—	131,466
Investments of Cash Collateral Received for Securities on Loan	—	4,571,437	—	4,571,437

Total Other	131,466	4,571,437	—	4,702,903

Total	$26,273,948	$4,571,437	$—	$30,845,385

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Seligman VP — Smaller-Cap Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.6%)
Cubic Corp.	50,000	(d)	$2,040,000

Airlines (6.9%)
Continental Airlines, Inc., Class B	120,000	(b)	2,980,800
Delta Air Lines, Inc.	210,000	(b)	2,444,400

Total			5,425,200

Auto Components (0.2%)
American Axle & Manufacturing Holdings, Inc.	20,000	(b,d)	180,400

Beverages (2.1%)
Central European Distribution Corp.	75,000	(b,d)	1,674,000

Chemicals (3.9%)
Cytec Industries, Inc.	23,400		1,319,292
Minerals Technologies, Inc.	30,000	(d)	1,767,600

Total			3,086,892

Commercial Services & Supplies (4.6%)
The Brink’s Co.	65,000	(d)	1,495,000
Waste Connections, Inc.	54,000	(b)	2,141,640

Total			3,636,640

Communications Equipment (3.3%)
F5 Networks, Inc.	25,000	(b)	2,595,250

Construction & Engineering (2.8%)
The Shaw Group, Inc.	65,000	(b)	2,181,400

Containers & Packaging (2.1%)
Owens-Illinois, Inc.	60,000	(b)	1,683,600

Diversified Consumer Services (3.3%)
Sotheby’s	70,000	(d)	2,577,400

Electrical Equipment (9.3%)
Belden, Inc.	90,000	(d)	2,374,200
EnerSys	100,000	(b,d)	2,497,000
Thomas & Betts Corp.	60,000	(b)	2,461,200

Total			7,332,400

Energy Equipment & Services (4.7%)
Exterran Holdings, Inc.	66,000	(b,d)	1,498,860
Tetra Technologies, Inc.	216,000	(b,d)	2,203,200

Total			3,702,060

Issuer	Shares		Value(a)
Food Products (2.7%)
Smithfield Foods, Inc.	125,000	(b,d)	2,103,750

Health Care Equipment & Supplies (0.6%)
Analogic Corp.	10,000	(d)	448,800

Health Care Providers & Services (3.5%)
WellCare Health Plans, Inc.	94,000	(b,d)	2,722,240

Hotels, Restaurants & Leisure (5.7%)
Penn National Gaming, Inc.	65,000	(b,d)	1,924,650
Texas Roadhouse, Inc.	180,000	(b,d)	2,530,800

Total			4,455,450

Insurance (14.0%)
Aspen Insurance Holdings Ltd.	78,000	(c)	2,361,839
Endurance Specialty Holdings Ltd.	20,000	(c,d)	796,000
Infinity Property & Casualty Corp.	40,000	(d)	1,950,800
Lincoln National Corp.	85,000		2,033,200
The Hanover Insurance Group, Inc.	42,000	(d)	1,974,000
WR Berkley Corp.	66,000		1,786,620

Total			10,902,459

IT Services (2.1%)
CACI International, Inc., Class A	37,000	(b,d)	1,674,620

Machinery (2.9%)
Douglas Dynamics, Inc.	57,797	(d)	713,793
Mueller Industries, Inc.	60,000	(d)	1,589,400

Total			2,303,193

Personal Products (3.6%)
Herbalife Ltd.	47,000	(c)	2,836,450

Professional Services (1.1%)
School Specialty, Inc.	65,000	(b,d)	845,650

Semiconductors & Semiconductor Equipment (10.0%)
Cypress Semiconductor Corp.	250,000	(b,d)	3,145,000
ON Semiconductor Corp.	340,000	(b)	2,451,400
Varian Semiconductor Equipment Associates, Inc.	78,000	(b)	2,244,840

Total			7,841,240

Software (6.7%)
Lawson Software, Inc.	270,000	(b,d)	2,286,900
Quest Software, Inc.	120,000	(b,d)	2,950,800

Total			5,237,700

Transportation Infrastructure (1.2%)
Aegean Marine Petroleum Network, Inc.	55,000	(c)	915,200

Total Common Stocks (Cost: $46,298,433)			$78,401,994

Money Market Fund (—%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,595	(f)	$2,595

Total Money Market Fund (Cost: $2,595)			$2,595

Investments of Cash Collateral Received for Securities on Loan (28.8%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $5,608,556	0.280%	$5,608,513	$5,608,513
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $10,000,106	0.380	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,022	0.400	2,000,000	2,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $5,000,069	0.500	5,000,000	5,000,000

Total			22,608,513

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $22,608,513)			$22,608,513

Total Investments in Securities
(Cost: $68,909,541)			$101,013,102

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 8.81% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,604,341
Freddie Mac Gold Pool	589,818
Freddie Mac Non Gold Pool	605,730
Ginnie Mae I Pool	610,309
Ginnie Mae II Pool	310,485

Total market value of collateral securities	$5,720,683

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$19,834
Fannie Mae Interest Strip	48,868
Fannie Mae Pool	1,431,990
Fannie Mae Principal Strip	53,913
Fannie Mae REMICS	1,852,505
Fannie Mae Whole Loan	46,109
FHLMC Multifamily Structured Pass Through Certificates	16,555
FHLMC Structured Pass Through Securities	89,839
Freddie Mac Non Gold Pool	659,083
Freddie Mac Reference REMIC	8,234
Freddie Mac REMICS	457,386
Freddie Mac Strips	81,756
Ginnie Mae I Pool	256,395
Ginnie Mae II Pool	983,347
Government National Mortgage Association	1,038,519
United States Treasury Inflation Indexed Bonds	71,683
United States Treasury Note/Bond	2,637,366
United States Treasury Strip Coupon	359,021
United States Treasury Strip Principal	71,195
Cash Collateral In Lieu Of Securities	16,080

Total market value of collateral securities	$10,199,678

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$1,850,198
Freddie Mac Gold Pool	99,136
Freddie Mac Non Gold Pool	90,666

Total market value of collateral securities	$2,040,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$2,054,467
Fannie Mae REMICS	194,603
Fannie Mae Whole Loan	5,403
Federal National Mortgage Association	287,593
Freddie Mac Gold Pool	587,774
Freddie Mac Non Gold Pool	111,503
Freddie Mac REMICS	483,403
Ginnie Mae I Pool	403,615
Ginnie Mae II Pool	208,384
Government National Mortgage Association	46,019
United States Treasury Inflation Indexed Bonds	74
United States Treasury Note/Bond	621,295
United States Treasury Strip Coupon	4,145
United States Treasury Strip Principal	91,722

Total market value of collateral securities	$5,100,000

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$78,401,994	$—	$—	$78,401,994

Total Equity Securities	78,401,994	—	—	78,401,994

Other
Affiliated Money Market Fund(c)	2,595	—	—	2,595
Investments of Cash Collateral Received for Securities on Loan	—	22,608,513	—	22,608,513

Total Other	2,595	22,608,513	—	22,611,108

Total	$78,404,589	$22,608,513	$—	$101,013,102

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Threadneedle VP — Emerging Markets Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.6%)(c)

Issuer	Shares		Value(a)
Brazil (20.4%)
Anhanguera Educacional Participacoes SA Unit	645,400		$11,450,030
Banco Santander Brasil SA, ADR	999,798		13,767,218
BM&FBovespa SA	1,221,900		10,231,877
Fibria Celulose SA, ADR	529,072	(b)	9,147,655
Itaú Unibanco Holding SA, ADR	777,970		18,811,314
Localiza Rent A Car SA	619,697		10,334,391
Lojas Renner SA	1,011,100		34,380,988
MRV Engenharia e Participacoes SA	669,000		6,428,888
Multiplan Empreendimentos Imobiliarios SA	72,800		1,548,561
OGX Petroleo e Gas Participacoes SA	1,998,500	(b)	26,024,228
Petroleo Brasileiro SA, ADR	759,971		27,564,148
Vale SA, ADR	983,615		30,757,640

Total			200,446,938

China (9.8%)
Bank of China Ltd., Series H	17,326,000	(e)	9,088,742
China Construction Bank Corp., Series H	13,652,000		11,965,097
China Life Insurance Co., Ltd., Series H	1,578,000	(e)	6,233,738
China Merchants Bank Co., Ltd., Series H	3,729,500	(e)	9,613,724
China Merchants Holdings International Co., Ltd.	1,344,000	(e)	4,884,942
China Petroleum & Chemical Corp., Series H	4,230,000	(e)	3,750,938
China Shenhua Energy Co., Ltd., Series H	1,428,500		5,910,120
CNOOC Ltd., ADR	55,501		10,783,844
Dongfeng Motor Group Co., Ltd., Series H	3,106,000		6,357,158
Industrial & Commercial Bank of China, Series H	19,524,000	(e)	14,544,796
PetroChina Co., Ltd., Series H	5,838,000		6,794,584
Tencent Holdings Ltd.	272,600	(e)	5,958,854

Total			95,886,537

Egypt (0.5%)
Orascom Construction Industries, GDR	99,323	(d)	4,468,542

Hong Kong (1.3%)
China Overseas Land & Investment Ltd.	4,165,920	(e)	8,816,477
Hengan International Group Co., Ltd.	420,000		4,187,171

Total			13,003,648

Hungary (1.7%)
OTP Bank PLC	618,789	(b,e)	16,259,792

India (6.3%)
Bharat Heavy Electricals Ltd.	176,783		9,749,815
Housing Development Finance Corp.	753,645		12,295,784
Infosys Technologies Ltd.	176,937		12,010,376
Larsen & Toubro Ltd.	112,175		5,124,880
Reliance Industries Ltd.	396,424		8,708,714
State Bank of India	198,834		14,337,153

Total			62,226,722

Issuer	Shares		Value(a)
Indonesia (2.5%)
Astra International Tbk PT	1,493,000		9,506,243
Bank Central Asia Tbk PT	8,134,500		6,120,286
Perusahaan Gas Negara PT	9,975,500		4,312,821
Semen Gresik Persero Tbk PT	4,329,500		4,813,257

Total			24,752,607

Luxembourg (1.8%)
Evraz Group SA, GDR	297,842	(b,d)	8,890,584
Ternium SA, ADR	265,416		8,665,832

Total			17,556,416

Mexico (6.7%)
America Movil SAB de CV, Series L, ADR	348,824		18,602,783
Bolsa Mexicana de Valores SAB de CV	5,685,400	(e)	9,502,514
Embotelladoras Arca SAB de CV	915,400		3,719,632
Grupo Financiero Banorte SAB de CV, Series O	2,031,900		7,708,136
Grupo Mexico SAB de CV, Series B	2,372,900		6,839,816
Grupo Modelo SAB de CV, Series C	2,124,400		11,751,362
Wal-Mart de Mexico SAB de CV, Series V	3,058,500		7,694,614

Total			65,818,857

Netherlands (0.9%)
VimpelCom Ltd., ADR	587,089	(b)	8,718,272

Panama (1.1%)
Copa Holdings SA, Class A	205,135		11,058,828

Poland (1.2%)
Bank Pekao SA	111,123		6,579,173
Powszechna Kasa Oszczednosci Bank Polski SA	337,806		5,120,986

Total			11,700,159

Russia (8.3%)
Eurasia Drilling Co., Ltd., GDR	309,507	(d)	7,196,038
LSR Group, GDR	496,704	(b,d)	4,221,984
Lukoil OAO, ADR	163,754		9,301,227
Mechel, ADR	151,648		3,776,035
MMC Norilsk Nickel, ADR	624,875		10,576,010
Novolipetsk Steel OJSC, GDR	223,191	(d)	8,034,876
OGK-3 OJSC	60,402,202	(b)	3,276,215
Sberbank of Russia	8,775,191		24,614,411
X5 Retail Group NV, GDR	255,721	(b,d)	10,228,840

Total			81,225,636

South Africa (8.6%)
Impala Platinum Holdings Ltd.	224,495		5,801,737
Kumba Iron Ore Ltd.	137,345		7,156,730
Massmart Holdings Ltd.	516,320		10,956,511
Mr Price Group Ltd.	507,353		4,006,377
MTN Group Ltd.	566,095		10,240,915
Murray & Roberts Holdings Ltd.	1,310,495		8,448,129
Naspers Ltd., Series N	170,312		8,333,429
Shoprite Holdings Ltd.	496,624		7,055,412
Standard Bank Group Ltd.	905,513		14,431,004
Truworths International Ltd.	792,940		7,969,246

Total			84,399,490

South Korea (10.1%)
Hyundai Engineering & Construction Co., Ltd.	69,169		4,398,906
Hyundai Mobis	33,318		7,511,163

Issuer	Shares	Value(a)
Hyundai Motor Co.	57,460	7,711,737
Kangwon Land, Inc.	258,130	5,615,460
KB Financial Group, Inc.	103,124	4,432,523
LG Display Co., Ltd.	125,190	4,326,742
LG Electronics, Inc.	27,702	2,335,230
LG Household & Health Care Ltd.	41,425	15,298,180
POSCO	21,247	9,617,063
Samsung Electronics Co., Ltd.	33,783	23,025,781
Samsung Heavy Industries Co., Ltd.	220,040	5,819,479
Shinhan Financial Group Co., Ltd.	232,670	8,908,812

Total		99,001,076

Taiwan (8.9%)
Acer, Inc.	3,031,028	7,704,688
Cathay Financial Holding Co., Ltd.	1,202,000	1,837,479
Delta Electronics, Inc.	2,818,000	11,773,243
Hon Hai Precision Industry Co., Ltd.	3,779,042	14,215,567
MediaTek, Inc.	277,355	3,898,029
Synnex Technology International Corp.	2,547,909	5,905,641
Taiwan Semiconductor Manufacturing Co., Ltd.	6,226,838	12,359,584
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	522,433	5,297,471
Tripod Technology Corp.	2,817,161	10,777,652
U-Ming Marine Transport Corp.	2,310,000	4,540,722
Young Fast Optoelectronics Co., Ltd.	427,000	4,866,564
Yuanta Financial Holding Co., Ltd.	6,825,000	4,151,460

Total		87,328,100

Thailand (2.0%)
Bangkok Bank PCL	2,662,632	13,749,440
Siam Commercial Bank PCL	1,764,000	6,043,496

Total		19,792,936

Turkey (1.4%)
BIM Birlesik Magazalar AS	188,638	5,446,122
KOC Holding AS	1,747,544	8,338,326

Total		13,784,448

United Kingdom (1.1%)
Antofagasta PLC	580,860	11,277,453

United States (1.0%)
Southern Copper Corp.	288,594	10,135,421

Total Common Stocks (Cost: $726,287,749)		$938,841,878

Preferred Stocks (1.8%)(c)

Issuer	Shares	Value(a)
Brazil (1.5%)
Itaú Unibanco Holding SA	457,800	$10,891,362
Petroleo Brasileiro SA	246,800	3,996,088

Total		14,887,450

South Korea (0.3%)
Samsung Electronics Co., Ltd.	5,647	2,759,104

Total Preferred Stocks (Cost: $14,871,240)		$17,646,554

Rights (—%)(c)

Issuer	Shares		Value(a)
Taiwan
Young Fast Optoelectronics Co., Ltd.	20,420	(b)	$44,454

Total Rights (Cost: $—)			$44,454

Money Market Fund (1.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	16,882,390	(f)	$16,882,390

Total Money Market Fund (Cost: $16,882,390)			$16,882,390

Investments of Cash Collateral Received for Securities on Loan (4.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.2%)
Rhein-Main Securitisation Ltd.
10-15-10	0.500%	$1,998,722	$1,998,722

Certificates of Deposit (0.5%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	999,472	999,472
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	999,116	999,116

Total			4,998,588

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.1%)(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $14,786	0.280%	$14,786	$14,786
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $7,000,074	0.380	7,000,000	7,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $20,000,222	0.400	20,000,000	20,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $8,000,078	0.350	8,000,000	8,000,000

Total			40,014,786

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $47,012,096)			$47,012,096

Total Investments in Securities
(Cost: $805,053,475)(h)			$1,020,427,372

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)
Airlines	1.1%	$11,058,828
Auto Components	0.8	7,511,163
Automobiles	2.4	23,575,138
Beverages	1.6	15,470,994
Capital Markets	0.4	4,151,460
Commercial Banks	22.1	216,987,465
Computers & Peripherals	0.8	7,704,688
Construction & Engineering	2.3	22,440,457
Construction Materials	0.9	9,035,241
Diversified Consumer Services	1.2	11,450,030
Diversified Financial Services	2.0	19,734,391
Electric Utilities	0.3	3,276,215
Electrical Equipment	1.0	9,749,815
Electronic Equipment, Instruments & Components	5.3	51,909,863
Energy Equipment & Services	0.7	7,196,038
Food & Staples Retailing	4.2	41,381,499
Gas Utilities	0.4	4,312,821
Hotels, Restaurants & Leisure	0.6	5,615,460
Household Durables	0.9	8,764,118
Household Products	1.6	15,298,180
Industrial Conglomerates	0.8	8,338,326
Insurance	0.8	8,071,217
Internet Software & Services	0.6	5,958,854
IT Services	1.2	12,010,376
Machinery	0.6	5,819,479
Marine	0.5	4,540,722
Media	0.8	8,333,429
Metals & Mining	12.4	121,529,197
Multiline Retail	3.5	34,380,988
Oil Field Services	0.4	3,996,088
Oil, Gas & Consumable Fuels	10.1	98,837,803
Paper & Forest Products	0.9	9,147,655
Personal Products	0.4	4,187,171
Real Estate Management & Development	1.1	10,365,038
Road & Rail	1.1	10,334,391
Semiconductors & Semiconductor Equipment	4.5	44,580,865
Specialty Retail	1.2	11,975,623
Technology	0.3	2,759,104
Thrifts & Mortgage Finance	1.3	12,295,784
Transportation Infrastructure	0.5	4,884,942
Wireless Telecommunication Services	3.8	37,561,970
Other(1)	6.5	63,894,486

Total		$1,020,427,372

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $43,040,864 or 4.38% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$9,502
Freddie Mac Gold Pool	1,555
Freddie Mac Non Gold Pool	1,597
Ginnie Mae I Pool	1,608
Ginnie Mae II Pool	819

Total market value of collateral securities	$15,081

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$13,884
Fannie Mae Interest Strip	34,208
Fannie Mae Pool	1,002,393
Fannie Mae Principal Strip	37,739
Fannie Mae REMICS	1,296,753
Fannie Mae Whole Loan	32,277
FHLMC Multifamily Structured Pass Through Certificates	11,589
FHLMC Structured Pass Through Securities	62,887
Freddie Mac Non Gold Pool	461,358
Freddie Mac Reference REMIC	5,764
Freddie Mac REMICS	320,170
Freddie Mac Strips	57,229
Ginnie Mae I Pool	179,477
Ginnie Mae II Pool	688,343
Government National Mortgage Association	726,963
United States Treasury Inflation Indexed Bonds	50,178
United States Treasury Note/Bond	1,846,156
United States Treasury Strip Coupon	251,315
United States Treasury Strip Principal	49,836
Cash Collateral In Lieu Of Securities	11,256

Total market value of collateral securities	$7,139,775

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$18,501,985
Freddie Mac Gold Pool	991,356
Freddie Mac Non Gold Pool	906,659

Total market value of collateral securities	$20,400,000

Nomura Securities (0.350%)

Security description	Value (a)
|
American Express Credit Account Master Trust	$462,096
Atlantic City Electric Transition Funding LLC	7,363
BA Credit Card Trust	915,505
Banc of America Commercial Mortgage Inc	108,642
Bank of America Auto Trust	641,592
Bayview Commercial Asset Trust	25,624
Bear Stearns Commercial Mortgage Securities	9,072
BMW Vehicle Lease Trust	156,573
Capital Auto Receivables Asset Trust	97,397
Capital One Multi-Asset Execution Trust	90,656
CarMax Auto Owner Trust	72,962
CenterPoint Energy Transition Bond Co LLC	6,965
Chase Issuance Trust	836,173
Citibank Credit Card Issuance Trust	29,345
Citigroup/Deutsche Bank Commercial Mortgage Trust	378,899
CNH Equipment Trust	56,543
Commercial Mortgage Pass Through Certificates	9,806
Connecticut RRB Special Purpose Trust CL&P	4,709
Consumer Funding LLC	62,246
Credit Suisse First Boston Mortgage Securities Corp	3,964
Detroit Edison Securitization Funding LLC	98,917
Developers Diversified Realty Corp	111,367
Discover Card Master Trust I	793
Entergy Gulf States Reconstruction Funding LLC	144,260
Fannie Mae REMICS	319,356
Fannie Mae Whole Loan	209,918
FHLMC Structured Pass Through Securities	167,114
First Union National Bank Commercial Mortgage	8,739
Ford Credit Auto Lease Trust	439,360
Ford Credit Auto Owner Trust	15,710
GE Capital Credit Card Master Note Trust	325,366
GS Mortgage Securities Corp II	182,535
Harley-Davidson Motorcycle Trust	9,387
Honda Auto Receivables Owner Trust	10,676
John Deere Owner Trust	92,171
JP Morgan Chase Commercial Mortgage Securities Corp	56,878
LB-UBS Commercial Mortgage Trust	391,308
Mercedes-Benz Auto Receivables Trust	133,602
Merrill Lynch Mortgage Trust	1,605
Nissan Auto Lease Trust	217,947
PSE&G Transition Funding LLC	68,098
Public Service New Hampshire Funding LLC	18,718
SLM Student Loan Trust	162,573
USAA Auto Owner Trust	518,005
Volkswagen Auto Loan Enhanced Trust	62,246
Wachovia Bank Commercial Mortgage Trust	573,613
World Omni Auto Receivables Trust	63,124

Total market value of collateral securities	$8,379,518

(h)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $805,053,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$225,022,000
Unrealized depreciation	(9,648,000)

Net unrealized appreciation	$215,374,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks
Electric Utilities	$—	$3,276,215	$—	$3,276,215
All Other Industries	935,565,663	—	—	935,565,663
Preferred Stocks	17,646,554	—	—	17,646,554
Rights
Electronic Equipment, Instruments & Components	—	44,454	—	44,454

Total Equity Securities	953,212,217	3,320,669	—	956,532,886

Other
Affiliated Money Market Fund(c)	16,882,390	—	—	16,882,390
Investments of Cash Collateral Received for Securities on Loan	—	47,012,096	—	47,012,096

Total Other	16,882,390	47,012,096	—	63,894,486

Total	$970,094,607	$50,332,765	$—	$1,020,427,372

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $482,006,568. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Threadneedle VP — International Opportunity Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.8%)(c)

Issuer	Shares		Value(a)
Australia (4.3%)
Australia & New Zealand Banking Group Ltd.	201,231		$4,605,518
BHP Billiton Ltd.	106,800		4,016,376
CSL Ltd.	76,636		2,447,971
Macquarie Group Ltd.	74,534		2,612,786
Newcrest Mining Ltd.	112,599	(e)	4,317,165
Rio Tinto Ltd.	51,968	(e)	3,855,933

Total			21,855,749

Belgium (1.8%)
Anheuser-Busch InBev NV	106,589		6,270,249
Colruyt SA	11,758	(e)	3,108,155

Total			9,378,404

Brazil (2.0%)
Itaú Unibanco Holding SA, ADR	116,240		2,810,683
Lojas Renner SA	98,800		3,359,550
MRV Engenharia e Participacoes SA	226,800		2,179,479
OGX Petroleo e Gas Participacoes SA	162,600	(b)	2,117,358

Total			10,467,070

Canada (1.8%)
Canadian Pacific Railway Ltd.	58,800		3,593,047
CGI Group, Inc., Class A	199,800	(b)	3,008,556
IESI-BFC Ltd.	113,290	(e)	2,592,443

Total			9,194,046

China (3.0%)
China Life Insurance Co., Ltd., Series H	500,000	(e)	1,975,202
China National Building Material Co., Ltd., Series H	1,196,000		2,802,439
China Shenhua Energy Co., Ltd., Series H	567,000		2,345,844
Industrial & Commercial Bank of China, Series H	6,571,000	(e)	4,895,199
Tencent Holdings Ltd.	147,400		3,222,066

Total			15,240,750

Denmark (0.9%)
Novo Nordisk A/S, Series B	45,702		4,535,836

Finland (0.6%)
Outotec OYJ	69,972	(e)	2,962,902

France (10.7%)
Accor SA	91,297		3,333,802
Air Liquide SA	33,640		4,104,139
BNP Paribas	86,832		6,175,786
Cie Generale des Etablissements Michelin, Series B	40,472	(e)	3,079,345

Issuer	Shares		Value(a)
Edenred	91,297	(b)	1,808,480
Legrand SA	126,304		4,272,041
LVMH Moet Hennessy Louis Vuitton SA	50,602		7,422,865
Publicis Groupe SA	88,199	(e)	4,189,222
Safran SA	113,604	(e)	3,193,551
Sanofi-Aventis SA	40,568		2,703,099
Schneider Electric SA	37,838		4,797,881
Societe Generale	107,457		6,189,463
Vinci SA	79,786		3,999,558

Total			55,269,232

Germany (6.4%)
BMW AG	75,685		5,307,651
Fresenius Medical Care AG & Co. KGaA	149,010		9,203,503
Infineon Technologies AG	389,527	(b)	2,698,226
Kabel Deutschland Holding AG	40,365	(b)	1,606,865
Linde AG	23,505		3,059,597
MAN SE	43,872		4,782,465
SAP AG	51,552		2,550,141
Siemens AG	40,965		4,324,280

Total			33,532,728

Hong Kong (3.4%)
China Overseas Land & Investment Ltd.	2,030,740	(e)	4,297,724
Hong Kong Exchanges and Clearing Ltd.	148,600		2,926,532
Li & Fung Ltd.	1,160,000		6,526,093
Sun Hung Kai Properties Ltd.	202,000		3,488,729

Total			17,239,078

Hungary (0.2%)
OTP Bank PLC	41,108	(b)	1,080,187

Indonesia (1.0%)
Bank Mandiri Tbk PT	6,141,000		4,965,211

Ireland (0.7%)
Shire PLC	151,698		3,417,040

Italy (0.7%)
Saipem SpA	85,140		3,410,178

Japan (14.3%)
Asahi Breweries Ltd.	56,500		1,130,406
Asahi Kasei Corp.	68,000		374,745
Asics Corp.	36,000		367,030
Benesse Holdings, Inc.	9,400		452,714
Bridgestone Corp.	41,900		763,507
Canon, Inc.	58,950		2,750,812
Don Quijote Co., Ltd.	15,100	(e)	375,013
East Japan Railway Co.	13,900		839,296
Fanuc Ltd.	14,200		1,808,385
Fujitsu Ltd.	100,000		702,049
Goldcrest Co., Ltd.	21,770	(e)	410,519
Hankyu Hanshin Holdings, Inc.	218,000		1,047,298
Hisamitsu Pharmaceutical Co., Inc.	14,300	(e)	584,198
Hogy Medical Co., Ltd.	6,900		333,551

Issuer	Shares		Value(a)
Honda Motor Co., Ltd.	57,200	(e)	2,030,473
Hoya Corp.	45,600	(e)	1,111,729
ITOCHU Corp.	149,300		1,366,541
J Front Retailing Co., Ltd.	91,000		423,002
Jafco Co., Ltd.	15,800		373,090
JFE Holdings, Inc.	37,000		1,131,676
JGC Corp.	17,000		295,112
Kawasaki Heavy Industries Ltd.	354,000	(e)	1,005,128
Kawasaki Kisen Kaisha Ltd.	191,000		718,510
Kirin Holdings Co., Ltd.	47,000		667,246
Komatsu Ltd.	70,800		1,643,829
Kyocera Corp.	11,200	(e)	1,058,680
Lawson, Inc.	23,000		1,053,972
Mabuchi Motor Co., Ltd.	7,400	(e)	378,555
Makita Corp.	37,600		1,192,371
Mitsubishi Corp.	70,000		1,661,316
Mitsubishi Electric Corp.	159,000		1,367,701
Mitsubishi Estate Co., Ltd.	68,000		1,106,313
Mitsubishi Gas Chemical Co., Inc.	61,000		354,439
Mitsubishi UFJ Financial Group, Inc.	496,600		2,314,334
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,080		495,086
Mitsui & Co., Ltd.	58,600		871,944
Mitsui Fudosan Co., Ltd.	48,000		809,680
Mizuho Financial Group, Inc.	180,700		264,112
MS&AD Insurance Group Holdings, Inc.	32,700		750,999
Murata Manufacturing Co., Ltd.	14,700	(e)	774,889
NGK Spark Plug Co., Ltd.	27,000		361,315
Nichirei Corp.	70,000	(e)	296,873
Nidec Corp.	8,300		737,822
Nintendo Co., Ltd.	4,100	(e)	1,024,632
Nippon Electric Glass Co., Ltd.	61,000	(e)	831,652
Nippon Sheet Glass Co., Ltd.	163,000	(e)	355,409
Nippon Telegraph & Telephone Corp.	24,500		1,069,875
Nissan Motor Co., Ltd.	205,100	(e)	1,791,277
Nomura Holdings, Inc.	60,800	(e)	294,276
NSK Ltd.	44,000		298,359
NTT DoCoMo, Inc.	851	(e)	1,417,143
ORIX Corp.	3,910	(e)	298,859
Osaka Gas Co., Ltd.	175,000	(e)	631,065
Rinnai Corp.	12,000		705,882
Santen Pharmaceutical Co., Ltd.	43,600		1,510,095
Sanwa Holdings Corp.	101,000	(e)	298,874
Seven & I Holdings Co., Ltd.	31,400		735,814
Shin-Etsu Chemical Co., Ltd.	21,200	(e)	1,032,443
Shionogi & Co., Ltd.	20,600		377,103
Shiseido Co., Ltd.	39,200	(e)	880,086
Softbank Corp.	32,800		1,073,162
Sony Corp.	43,600		1,348,169
Sumitomo Corp.	85,100		1,097,012
Sumitomo Metal Industries Ltd.	411,000		1,038,948
Sumitomo Metal Mining Co., Ltd.	78,000	(e)	1,191,447
Sumitomo Mitsui Financial Group, Inc.	55,700		1,622,887
Suzuki Motor Corp.	45,000		946,687
Takeda Pharmaceutical Co., Ltd.	21,100	(e)	969,432
Terumo Corp.	13,700		727,100
The Bank of Kyoto Ltd.	45,000	(e)	364,981
The Chiba Bank Ltd.	48,000		280,053
The Dai-ichi Life Insurance Co., Ltd.	143	(e)	172,690

Issuer	Shares		Value(a)
The Gunma Bank Ltd.	150,000		785,312
The Kansai Electric Power Co., Inc.	29,600		718,811
The Shizuoka Bank Ltd.	52,000	(e)	447,921
The Tokyo Electric Power Co., Inc.	17,900		436,617
Toho Co., Ltd.	17,400		279,959
Tokio Marine Holdings, Inc.	44,800	(e)	1,208,693
Tokyo Electron Ltd.	12,900	(e)	646,777
Tokyo Gas Co., Ltd.	257,000		1,166,922
Tokyo Steel Manufacturing Co., Ltd.	26,900	(e)	317,437
Toshiba Corp.	79,000		382,365
Toyota Motor Corp.	92,500		3,322,332
Ushio, Inc.	38,300		644,681
Yamada Denki Co., Ltd.	6,840		424,478

Total			73,723,977

Luxembourg (0.3%)
Evraz Group SA, GDR	60,208	(b,d)	1,797,209

Mexico (1.1%)
America Movil SAB de CV, Series L, ADR	49,548		2,642,395
Grupo Modelo SAB de CV, Series C	394,500		2,182,222
Wal-Mart de Mexico SAB de CV, Series V	233,200		586,688

Total			5,411,305

Netherlands (2.6%)
ASML Holding NV	101,607		3,034,992
ING Groep NV-CVA	681,229	(b)	7,067,557
Koninklijke Philips Electronics NV	99,012		3,112,036

Total			13,214,585

Norway (1.4%)
DnB NOR ASA	295,511		4,024,645
Telenor ASA	200,304		3,138,642

Total			7,163,287

Panama (0.3%)
Copa Holdings SA, Class A	24,249		1,307,264

Singapore (1.3%)
Oversea-Chinese Banking Corp., Ltd.	693,000		4,664,626
Singapore Airlines Ltd.	146,000		1,812,230

Total			6,476,856

South Korea (1.4%)
Samsung Electronics Co., Ltd.	6,429		4,381,871
Shinhan Financial Group Co., Ltd.	75,890		2,905,788

Total			7,287,659

Spain (2.0%)
Amadeus IT Holding SA, Series A	315,360	(b)	5,801,911
Inditex SA	54,576		4,335,492

Total			10,137,403

Issuer	Shares		Value(a)
Sweden (3.4%)
Assa Abloy AB, Series B	151,028	(e)	3,811,178
Atlas Copco AB, Series A	243,135		4,695,454
Swedish Match AB	211,390		5,641,920
TeliaSonera AB	406,254	(e)	3,292,632

Total			17,441,184

Switzerland (5.8%)
Credit Suisse Group AG	114,471		4,894,413
Nestlé SA	180,848		9,637,985
SGS SA	2,280		3,685,880
Sonova Holding AG	21,328		2,605,476
Syngenta AG	13,271		3,299,174
The Swatch Group AG	82,592	(e)	5,709,047

Total			29,831,975

Taiwan (2.1%)
Advanced Semiconductor Engineering, Inc.	292,720		236,624
Hon Hai Precision Industry Co., Ltd.	1,476,574		5,554,406
MediaTek, Inc.	167,333		2,351,748
Taiwan Semiconductor Manufacturing Co., Ltd.	1,437,149		2,852,582

Total			10,995,360

Turkey (0.4%)
KOC Holding AS	409,133		1,952,159

United Kingdom (23.9%)
Admiral Group PLC	371,076		9,710,888
Aggreko PLC	261,638		6,452,405
ARM Holdings PLC	479,958		2,956,868
Barclays PLC	1,010,623		4,756,112
BG Group PLC	561,736		9,869,368
BP PLC	1,083,177		7,278,825
British American Tobacco PLC	146,251		5,454,967
Burberry Group PLC	575,431		9,400,429
Carnival PLC	67,383		2,648,248
HSBC Holdings PLC	289,796		2,936,116
IG Group Holdings PLC	505,885		3,950,973
Lonmin PLC	99,225	(b)	2,601,348
Pearson PLC	303,137		4,692,634
Prudential PLC	426,326		4,262,470
Rio Tinto PLC	206,677		12,080,166
Standard Chartered PLC	306,039		8,778,061
The Weir Group PLC	167,169		3,736,644
Tullow Oil PLC	436,007		8,725,372
Vodafone Group PLC	3,987,344		9,839,680
WM Morrison Supermarkets PLC	640,890		2,976,843

Total			123,108,417

Total Common Stocks (Cost: $414,179,713)			$502,397,051

Preferred Stocks (1.5%)(c)

Issuer	Shares	Value(a)
Germany
Volkswagen AG	61,768	$7,454,965

Total Preferred Stocks (Cost: $5,621,878)		$7,454,965

Rights (—%)(c)

Issuer	Shares		Value(a)
France
Cie Generale des Establissements Michelin	40,472	(b)	$112,999

Total Rights (Cost: $—)			$112,999

Money Market Fund (0.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,838,999	(f)	$2,838,999

Total Money Market Fund (Cost: $2,838,999)			$2,838,999

Investments of Cash Collateral Received for Securities on Loan (11.3%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.2%)
Argento Variable Funding Company LLC
10-12-10	0.300%	$999,733	$999,733

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (11.1%)(g)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $11,975,592	0.280%	$11,975,499	$11,975,499
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $15,000,158	0.380	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,167	0.400	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $15,000,208	0.500	15,000,000	15,000,000

Total			56,975,499

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $57,975,232)			$57,975,232

Total Investments in Securities
(Cost: $480,615,822)(h)			$570,779,246

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	0.6%	$3,193,551
Airlines	0.6	3,119,494
Auto Components	0.8	4,317,166
Automobiles	4.1	20,853,385
Beverages	2.0	10,250,123
Biotechnology	0.5	2,447,971
Building Products	0.9	4,465,461
Capital Markets	1.6	8,174,565
Chemicals	2.4	12,224,537
Commercial Banks	12.6	64,866,995
Commercial Services & Supplies	2.1	10,853,328
Computers & Peripherals	0.2	1,084,414
Construction & Engineering	1.4	7,257,572
Construction Materials	0.5	2,802,439
Consumer Finance	0.1	298,859
Distributors	1.3	6,526,093
Diversified Consumer Services	0.1	452,714
Diversified Financial Services	2.8	14,440,148
Diversified Telecommunication Services	1.5	7,501,149
Electric Utilities	0.2	1,155,428
Electrical Equipment	2.4	12,198,681
Electronic Equipment, Instruments & Components	1.8	9,331,356
Energy Equipment & Services	0.7	3,410,178
Food & Staples Retailing	1.7	8,461,472
Food Products	1.9	9,934,858
Gas Utilities	0.4	1,797,987
Health Care Equipment & Supplies	0.7	3,666,127
Health Care Providers & Services	1.8	9,203,503
Hotels, Restaurants & Leisure	2.3	11,783,961
Household Durables	0.8	4,233,530
Industrial Conglomerates	2.0	10,435,773
Insurance	3.5	18,080,942
Internet Software & Services	0.6	3,222,066
IT Services	0.6	3,008,556
Machinery	3.7	19,162,635
Marine	0.1	718,510
Media	2.1	10,768,680
Metals & Mining	6.3	32,347,705
Multiline Retail	0.8	4,157,565
Office Electronics	0.5	2,750,812
Oil, Gas & Consumable Fuels	5.9	30,336,767
Personal Products	0.2	880,086
Pharmaceuticals	2.7	14,096,803
Professional Services	0.7	3,685,880
Real Estate Management & Development	2.0	10,112,965
Road & Rail	0.9	4,432,343
Semiconductors & Semiconductor Equipment	3.7	19,159,688
Software	0.7	3,574,773
Specialty Retail	0.9	4,759,970
Textiles, Apparel & Luxury Goods	4.5	22,899,371
Tobacco	2.2	11,096,887
Trading Companies & Distributors	1.0	4,996,813
Wireless Telecommunication Services	2.9	14,972,380
Other(1)	11.8	60,814,231

Total		$570,779,246

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $1,797,209 or 0.35% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$7,696,119
Freddie Mac Gold Pool	1,259,400
Freddie Mac Non Gold Pool	1,293,377
Ginnie Mae I Pool	1,303,154
Ginnie Mae II Pool	662,958

Total market value of collateral securities	$12,215,008

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$29,751
Fannie Mae Interest Strip	73,303
Fannie Mae Pool	2,147,985
Fannie Mae Principal Strip	80,870
Fannie Mae REMICS	2,778,757
Fannie Mae Whole Loan	69,164
FHLMC Multifamily Structured Pass Through Certificates	24,833
FHLMC Structured Pass Through Securities	134,757
Freddie Mac Non Gold Pool	988,624
Freddie Mac Reference REMIC	12,351
Freddie Mac REMICS	686,079
Freddie Mac Strips	122,634
Ginnie Mae I Pool	384,593
Ginnie Mae II Pool	1,475,021
Government National Mortgage Association	1,557,779
United States Treasury Inflation Indexed Bonds	107,524
United States Treasury Note/Bond	3,956,049
United States Treasury Strip Coupon	538,532
United States Treasury Strip Principal	106,792
Cash Collateral In Lieu Of Securities	24,120

Total market value of collateral securities	$15,299,518

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$6,163,402
Fannie Mae REMICS	583,809
Fannie Mae Whole Loan	16,209
Federal National Mortgage Association	862,780
Freddie Mac Gold Pool	1,763,321
Freddie Mac Non Gold Pool	334,508
Freddie Mac REMICS	1,450,209
Ginnie Mae I Pool	1,210,845
Ginnie Mae II Pool	625,153
Government National Mortgage Association	138,057
United States Treasury Inflation Indexed Bonds	221
United States Treasury Note/Bond	1,863,885
United States Treasury Strip Coupon	12,434
United States Treasury Strip Principal	275,167

Total market value of collateral securities	$15,300,000

(h)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $480,616,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$99,109,000
Unrealized depreciation	(8,946,000)

Net unrealized appreciation	$90,163,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$502,397,051	$—	$—	$502,397,051
Preferred Stocks	7,454,965	—	—	7,454,965
Rights	112,999	—	—	112,999

Total Equity Securities	509,965,015	—	—	509,965,015

Other
Affiliated Money Market Fund(c)	2,838,999	—	—	2,838,999
Investments of Cash Collateral Received for Securities on Loan	—	57,975,232	—	57,975,232

Total Other	2,838,999	57,975,232	—	60,814,231

Total	$512,804,014	$57,975,232	$—	$570,779,246

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $299,614,546. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Investments in Affiliated Funds
Variable Portfolio — Aggressive Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (80.5%)

	Shares		Value(a)
Global Real Estate (1.0%)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	2,424,270	(b,c)	$26,885,150

International (20.9%)
Threadneedle Variable Portfolio — Emerging Markets Fund	3,218,890	(c)	53,819,833
Variable Portfolio — AllianceBernstein International Value Fund	12,365,125	(c)	131,564,929
Variable Portfolio — Columbia Wanger International Equities Fund	4,706,795	(c)	53,375,059
Variable Portfolio — Invesco International Growth Fund	15,161,959	(c)	164,355,636
Variable Portfolio — Mondrian International Small Cap Fund	2,690,790	(c)	30,809,549
Variable Portfolio — Pyramis® International Equity Fund	9,556,511	(c)	103,401,452

Total			537,326,458

U.S. Large Cap (42.5%)
RiverSource Variable Portfolio — Diversified Equity Income Fund	12,580,702	(b,c)	147,571,631
Variable Portfolio — American Century Growth Fund	17,285,484	(b,c)	173,891,969
Variable Portfolio — Columbia Wanger U.S. Equities Fund	6,905,850	(b,c)	69,887,207
Variable Portfolio — Davis New York Venture Fund	14,339,927	(b,c)	129,776,339
Variable Portfolio — Marsico Growth Fund	14,487,316	(b,c)	153,565,547
Variable Portfolio — MFS Value Fund	15,170,722	(b,c)	149,279,905
Variable Portfolio — NFJ Dividend Value Fund	14,795,935	(b,c)	153,285,885
Variable Portfolio — UBS Large Cap Growth Fund	11,563,061	(b,c)	118,174,487

Total			1,095,432,970

U.S. Mid Cap (9.6%)
RiverSource Variable Portfolio — Mid Cap Value Fund	7,463,712	(b,c)	71,651,638
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	8,936,704	(b,c)	88,652,102
Variable Portfolio — Jennison Mid Cap Growth Fund	8,575,226	(b,c)	87,810,316

Total			248,114,056

U.S. Small Cap (6.5%)
Variable Portfolio — Partners Small Cap Growth Fund	5,452,868	(b,c)	55,837,370
Variable Portfolio — Partners Small Cap Value Fund	8,272,786	(b,c)	110,689,872

Total			166,527,242

Total Equity Funds (Cost: $1,922,493,583)			$2,074,285,876

Fixed Income Funds (19.5%)

	Shares		Value(a)
Floating Rate (1.9%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	5,042,775	(b,c)	$48,763,630

Global Bond (2.0%)
RiverSource Variable Portfolio — Global Bond Fund	4,429,237		52,663,626

	Shares		Value(a)
Inflation Protected Securities (3.5%)
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	9,200,451		89,060,368

Investment Grade (10.1%)
RiverSource Variable Portfolio — Diversified Bond Fund	3,588,925		39,621,729
RiverSource Variable Portfolio — Limited Duration Bond Fund	6,335,870	(b)	65,386,181
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	2,031,500		21,107,286
Variable Portfolio — American Century Diversified Bond Fund	2,060,313	(b)	21,880,522
Variable Portfolio — J.P. Morgan Core Bond Fund	2,090,869	(b)	21,954,130
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	2,404,412	(b)	24,861,616
Variable Portfolio — Wells Fargo Short Duration Government Fund	6,356,261	(b)	64,643,172

Total			259,454,636

Multisector (2.0%)
RiverSource Variable Portfolio — Strategic Income Fund	4,857,392	(b,c)	51,391,202

Total Fixed Income Funds (Cost: $489,098,901)			$501,333,462

Cash Equivalents (—%)

	Shares		Value(a)
Money Market
Columbia Short-Term Cash Fund, 0.245%	2	(d)	$2
RiverSource Variable Portfolio — Cash Management Fund	5		$5

Total Cash Equivalents (Cost: $7)			$7

Total Investments in Affiliated Funds (Cost: $2,411,592,491)			$2,575,619,345

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

VP — Partners Small Cap Growth Fund	12.96%
VP — Columbia Wanger U.S. Equities Fund	12.22
VP — Columbia Wanger International Equities Fund	11.49
VP — Jennison Mid Cap Growth Fund	11.49
VP — AllianceBernstein International Value Fund	11.22
VP — Mondrian International Small Cap Fund	11.08
VP — Goldman Sachs Mid Cap Value Fund	10.98
VP — UBS Large Cap Growth Fund	10.94
VP — American Century Growth Fund	10.90
VP — Pyramis International Equity Fund	10.88
VP — Invesco International Growth Fund	10.87
VP — Marsico Growth Fund	10.86
VP — NFJ Dividend Value Fund	10.77
VP — MFS Value Fund	10.65
VP — Davis New York Venture Fund	9.99
RiverSource VP — Mid Cap Value Fund	9.37
VP — Partners Small Cap Value Fund	8.53
VP — Morgan Stanley Global Real Estate Fund	7.72
VP — Eaton Vance Floating-Rate Income Fund	6.85
RiverSource VP — Strategic Income Fund	6.37
Threadneedle VP — Emerging Markets Fund	5.49
RiverSource VP — Diversified Equity Income Fund	5.13

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$2,575,619,345	$—	$—	$2,575,619,345

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio — Conservative Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (20.7%)

	Shares		Value(a)
Global Real Estate (0.5%)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	977,646	(b)	$10,842,099

International (4.4%)
Variable Portfolio — AllianceBernstein International Value Fund	2,333,429		24,827,689
Variable Portfolio — Columbia Wanger International Equities Fund	570,123		6,465,190
Variable Portfolio — Invesco International Growth Fund	2,513,318		27,244,370
Variable Portfolio — Mondrian International Small Cap Fund	777,898		8,906,932
Variable Portfolio — Pyramis® International Equity Fund	2,299,326		24,878,706

Total			92,322,887

U.S. Large Cap (11.4%)
RiverSource Variable Portfolio — Diversified Equity Income Fund	2,898,214	(b)	33,996,055
Variable Portfolio — American Century Growth Fund	3,703,792	(b)	37,260,153
Variable Portfolio — Columbia Wanger U.S. Equities Fund	1,453,978	(b)	14,714,255
Variable Portfolio — Davis New York Venture Fund	2,675,849	(b)	24,216,437
Variable Portfolio — Marsico Growth Fund	3,117,982	(b)	33,050,610
Variable Portfolio — MFS Value Fund	3,425,143	(b)	33,703,408
Variable Portfolio — NFJ Dividend Value Fund	3,269,701	(b)	33,874,099
Variable Portfolio — UBS Large Cap Growth Fund	2,450,292	(b)	25,041,981

Total			235,856,998

U.S. Mid Cap (2.7%)
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	3,223,284	(b)	31,974,976
Variable Portfolio — Jennison Mid Cap Growth Fund	2,419,194	(b)	24,772,549

Total			56,747,525

U.S. Small Cap (1.7%)
Variable Portfolio — Partners Small Cap Growth Fund	870,647	(b)	8,915,421
Variable Portfolio — Partners Small Cap Value Fund	1,937,826	(b)	25,928,113

Total			34,843,534

Total Equity Funds (Cost: $398,216,799)			$430,613,043

Fixed Income Funds (73.6%)

	Shares		Value(a)
Floating Rate (3.9%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	8,510,329	(b,c)	$82,294,883

Global Bond (3.0%)
RiverSource Variable Portfolio — Global Bond Fund	5,281,711		62,799,539

High Yield (2.0%)
RiverSource Variable Portfolio — Income Opportunities Fund	3,993,465		41,412,231

	Shares		Value(a)
Inflation Protected Securities (7.0%)
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	14,953,005	(c)	144,745,092

Investment Grade (55.7%)
RiverSource Variable Portfolio — Diversified Bond Fund	22,016,926	(c)	243,066,868
RiverSource Variable Portfolio — Limited Duration Bond Fund	18,035,263	(b,c)	186,123,918
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	6,958,880	(c)	72,302,760
Variable Portfolio — American Century Diversified Bond Fund	22,397,304	(b,c)	237,859,363
Variable Portfolio — J.P. Morgan Core Bond Fund	21,160,455	(b,c)	222,184,782
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	7,974,315	(b,c)	82,454,421
Variable Portfolio — Wells Fargo Short Duration Government Fund	11,171,718	(b,c)	113,616,376

Total			1,157,608,488

Multisector (2.0%)
RiverSource Variable Portfolio — Strategic Income Fund	3,915,763	(b,c)	41,428,773

Total Fixed Income Funds (Cost: $1,501,235,123)			$1,530,289,006

Cash Equivalents (5.6%)

	Shares		Value(a)
Money Market
RiverSource Variable Portfolio — Cash Management Fund	117,234,817	(c)	$117,234,817

Total Cash Equivalents (Cost: $117,234,817)			$117,234,817

Total Investments in Affiliated Funds (Cost: $2,016,686,739)			$2,078,136,866

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held
VP — J.P. Morgan Core Bond Fund	13.31%
RiverSource VP — Cash Management Fund	13.12
VP — American Century Diversified Bond Fund	12.82
VP — Eaton Vance Floating-Rate Income Fund	11.56
RiverSource VP — Limited Duration Bond Fund	8.51
VP — PIMCO Mortgage-Backed Securities Fund	8.27
VP — Wells Fargo Short Duration Government Fund	7.87
RiverSource VP — Short Duration U.S. Government Fund	6.44
RiverSource VP — Diversified Bond Fund	6.29
RiverSource VP — Global Inflation Protected Securities Fund	6.10
RiverSource VP — Strategic Income Fund	5.14

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$2,078,136,866	$—	$—	$2,078,136,866

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio — Moderate Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (50.7%)

	Shares		Value(a)
Global Real Estate (1.0%)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	15,099,521	(b,c)	$167,453,686

International (12.9%)
Threadneedle Variable Portfolio — Emerging Markets Fund	12,954,412	(c)	216,597,762
Variable Portfolio — AllianceBernstein International Value Fund	47,541,371	(c)	505,840,190
Variable Portfolio — Columbia Wanger International Equities Fund	19,133,029	(c)	216,968,548
Variable Portfolio — Invesco International Growth Fund	59,869,298	(c)	648,983,195
Variable Portfolio — Mondrian International Small Cap Fund	10,587,831	(c)	121,230,661
Variable Portfolio — Pyramis® International Equity Fund	34,566,065	(c)	374,004,824

Total			2,083,625,180

U.S. Large Cap (26.9%)
RiverSource Variable Portfolio — Diversified Equity Income Fund	51,081,578	(b,c)	599,186,907
Variable Portfolio — American Century Growth Fund	68,332,765	(b,c)	687,427,612
Variable Portfolio — Columbia Wanger U.S. Equities Fund	22,434,662	(b,c)	227,038,781
Variable Portfolio — Davis New York Venture Fund	58,762,290	(b,c)	531,798,725
Variable Portfolio — Marsico Growth Fund	57,467,443	(b,c)	609,154,896
Variable Portfolio — MFS Value Fund	62,293,986	(b,c)	612,972,823
Variable Portfolio — NFJ Dividend Value Fund	59,853,702	(b,c)	620,084,354
Variable Portfolio — UBS Large Cap Growth Fund	45,417,436	(b,c)	464,166,199

Total			4,351,830,297

U.S. Mid Cap (6.1%)
RiverSource Variable Portfolio — Mid Cap Value Fund	29,962,660	(b,c)	287,641,540
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	36,862,875	(b,c)	365,679,715
Variable Portfolio — Jennison Mid Cap Growth Fund	31,996,440	(b,c)	327,643,544

Total			980,964,799

U.S. Small Cap (3.8%)
Variable Portfolio — Partners Small Cap Growth Fund	14,895,980	(b,c)	152,534,831
Variable Portfolio — Partners Small Cap Value Fund	34,124,363	(b,c)	456,583,978

Total			609,118,809

Total Equity Funds (Cost: $7,576,559,163)			$8,192,992,771

Fixed Income Funds (49.3%)

	Shares		Value(a)
Floating Rate (1.9%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	31,562,699	(b,c)	$305,211,295

Global Bond (3.0%)
RiverSource Variable Portfolio — Global Bond Fund	40,832,958	(c)	485,503,874

	Shares		Value(a)
High Yield (3.0%)
RiverSource Variable Portfolio — Income Opportunities Fund	46,100,849	(c)	478,065,801

Inflation Protected Securities (6.4%)
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	107,334,639	(c)	1,038,999,305

Investment Grade (32.1%)
RiverSource Variable Portfolio — Diversified Bond Fund	82,390,351	(c)	909,589,471
RiverSource Variable Portfolio — Limited Duration Bond Fund	103,540,830	(b,c)	1,068,541,367
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	26,814,251	(c)	278,600,066
Variable Portfolio — American Century Diversified Bond Fund	87,149,063	(b,c)	925,523,046
Variable Portfolio — J.P. Morgan Core Bond Fund	85,079,426	(b,c)	893,333,971
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	46,064,720	(b,c)	476,309,207
Variable Portfolio — Wells Fargo Short Duration Government Fund	61,829,398	(b,c)	628,804,978

Total			5,180,702,106

Multisector (2.9%)
RiverSource Variable Portfolio — Strategic Income Fund	44,719,293	(b,c)	473,130,122

Total Fixed Income Funds (Cost: $7,805,873,760)			$7,961,612,503

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Variable Portfolio — Cash Management Fund	316,983	$316,983

Total Cash Equivalents (Cost: $316,983)		$316,983

Total Investments in Affiliated Funds (Cost: $15,382,749,906)		$16,154,922,257

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

RiverSource VP — Strategic Income Fund	58.66%
VP — J.P. Morgan Core Bond Fund	53.50
VP — American Century Diversified Bond Fund	49.88
RiverSource VP — Limited Duration Bond Fund	48.87
VP — Morgan Stanley Global Real Estate Fund	47.87
VP — PIMCO Mortgage-Backed Securities Fund	47.75
VP — Columbia Wanger International Equities Fund	46.52
RiverSource VP Income Opportunities Fund	45.88
VP — Goldman Sachs Mid Cap Value Fund	45.29
RiverSource VP — Global Inflation Protected Securities Fund	43.76
VP — MFS Value Fund	43.71
VP — Wells Fargo Short Duration Government Fund	43.57
VP — NFJ Dividend Value Fund	43.56
VP — Mondrian International Small Cap Fund	43.41
VP — Marsico Growth Fund	43.08
VP — American Century Growth Fund	43.07
VP — AllianceBernstein International Value Fund	43.00
VP — UBS Large Cap Growth Fund	42.97
VP — Eaton Vance Floating-Rate Income Fund	42.86
VP — Jennison Mid Cap Growth Fund	42.86
VP — Invesco International Growth Fund	42.80
VP — Davis New York Venture Fund	40.95
VP — Columbia Wanger U.S. Equities Fund	39.69
VP — Pyramis International Equity Fund	39.32
RiverSource VP — Mid Cap Value Fund	37.60
VP — Partners Small Cap Growth Fund	35.40
VP — Partners Small Cap Value Fund	35.17
RiverSource VP — Global Bond Fund	31.37
RiverSource VP — Short Duration U.S. Government Fund	24.80
RiverSource VP — Diversified Bond Fund	23.52
Threadneedle VP — Emerging Markets Fund	22.03
RiverSource VP — Diversified Equity Income Fund	20.83

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$16,154,922,257	$—	$—	$16,154,922,257

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio — Moderately Conservative Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (36.3%)

	Shares		Value(a)
Global Real Estate (0.8%)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	3,053,639	(b,c)	$33,864,862

International (8.9%)
Threadneedle Variable Portfolio — Emerging Markets Fund	1,351,436		22,596,017
Variable Portfolio — AllianceBernstein International Value Fund	8,830,326	(c)	93,954,673
Variable Portfolio — Columbia Wanger International Equities Fund	3,684,781	(c)	41,785,415
Variable Portfolio — Invesco International Growth Fund	11,718,890	(c)	127,032,767
Variable Portfolio — Mondrian International Small Cap Fund	2,670,523	(c)	30,577,483
Variable Portfolio — Pyramis® International Equity Fund	7,476,611	(c)	80,896,934

Total			396,843,289

U.S. Large Cap (19.4%)
RiverSource Variable Portfolio — Diversified Equity Income Fund	10,731,778	(b)	125,883,761
Variable Portfolio — American Century Growth Fund	12,895,684	(b,c)	129,730,576
Variable Portfolio — Columbia Wanger U.S. Equities Fund	4,751,880	(b,c)	48,089,029
Variable Portfolio — Davis New York Venture Fund	11,066,210	(b,c)	100,149,196
Variable Portfolio — Marsico Growth Fund	10,876,897	(b,c)	115,295,108
Variable Portfolio — MFS Value Fund	12,827,902	(b,c)	126,226,553
Variable Portfolio — NFJ Dividend Value Fund	12,265,387	(b,c)	127,069,410
Variable Portfolio — UBS Large Cap Growth Fund	8,574,901	(b,c)	87,635,487

Total			860,079,120

U.S. Mid Cap (4.5%)
RiverSource Variable Portfolio — Mid Cap Value Fund	5,556,970	(b,c)	53,346,913
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	6,463,923	(b,c)	64,122,113
Variable Portfolio — Jennison Mid Cap Growth Fund	7,910,636	(b,c)	81,004,908

Total			198,473,934

U.S. Small Cap (2.7%)
Variable Portfolio — Partners Small Cap Growth Fund	3,493,957	(b,c)	35,778,118
Variable Portfolio — Partners Small Cap Value Fund	6,220,021	(b,c)	83,223,879

Total			119,001,997

Total Equity Funds (Cost: $1,483,636,489)			$1,608,263,202

Fixed Income Funds (61.9%)

	Shares		Value(a)
Floating Rate (1.9%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	8,880,516	(b,c)	$85,874,585

Global Bond (2.2%)
RiverSource Variable Portfolio — Global Bond Fund	8,190,391	(c)	97,383,753

	Shares		Value(a)
High Yield (1.5%)
RiverSource Variable Portfolio — Income Opportunities Fund	6,292,501	(c)	65,253,239

Inflation Protected Securities (6.9%)
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	31,602,374	(c)	305,910,981

Investment Grade (48.4%)
RiverSource Variable Portfolio — Diversified Bond Fund	35,682,430	(c)	393,934,025
RiverSource Variable Portfolio — Limited Duration Bond Fund	39,285,544	(b,c)	405,426,813
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	12,551,307	(c)	130,408,083
Variable Portfolio — American Century Diversified Bond Fund	36,950,954	(b,c)	392,419,129
Variable Portfolio — J.P. Morgan Core Bond Fund	33,210,414	(b,c)	348,709,351
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	20,951,960	(b,c)	216,643,264
Variable Portfolio — Wells Fargo Short Duration Government Fund	25,641,568	(b,c)	260,774,744

Total			2,148,315,409

Multisector (1.0%)
RiverSource Variable Portfolio — Strategic Income Fund	4,064,924	(b,c)	43,006,898

Total Fixed Income Funds (Cost: $2,696,395,686)			$2,745,744,865

Cash Equivalents (1.9%)

	Shares		Value(a)
Money Market
RiverSource Variable Portfolio — Cash Management Fund	82,251,950	(c)	$82,251,950

Total Cash Equivalents (Cost: $82,251,950)			$82,251,950

Total Investments in Affiliated Funds (Cost: $4,262,284,125)			$4,436,260,017

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

VP — PIMCO Mortgage-Backed Securities Fund	21.72%
VP — American Century Diversified Bond Fund	21.15
VP — J.P. Morgan Core Bond Fund	20.88
RiverSource VP — Limited Duration Bond Fund	18.54
VP — Wells Fargo Short Duration Government Fund	18.07
RiverSource VP — Global Inflation Protected Securities Fund	12.88
VP — Eaton Vance Floating-Rate Income Fund	12.06
RiverSource VP — Short Duration U.S. Government Fund	11.61
VP — Mondrian International Small Cap Fund	10.94
VP — Jennison Mid Cap Growth Fund	10.62
RiverSource VP — Diversified Bond Fund	10.19
VP — Morgan Stanley Global Real Estate Fund	9.68
RiverSource VP — Cash Management Fund	9.20
VP — MFS Value Fund	9.01
VP — Columbia Wanger International Equities Fund	8.96
VP — NFJ Dividend Value Fund	8.94
VP — Pyramis International Equity Fund	8.50
VP — Columbia Wanger U.S. Equities Fund	8.43
VP — Invesco International Growth Fund	8.38
VP — Partners Small Cap Growth Fund	8.33
VP — Marsico Growth Fund	8.17
VP — American Century Growth Fund	8.15
VP — UBS Large Cap Growth Fund	8.14
VP — AllianceBernstein International Value Fund	7.99
VP — Goldman Sachs Mid Cap Value Fund	7.96
VP — Davis New York Venture Fund	7.72
RiverSource VP — Mid Cap Value Fund	6.99
VP — Partners Small Cap Value Fund	6.43
RiverSource VP — Global Bond Fund	6.29
RiverSource VP — Income Opportunities Fund	6.26
RiverSource VP — Strategic Income Fund	5.33

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$4,436,260,017	$—	$—	$4,436,260,017

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Investments in Affiliated Funds
Variable Portfolio — Moderately Aggressive Portfolio
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Equity Funds (65.7%)

	Shares		Value(a)
Global Real Estate (1.1%)
Variable Portfolio — Morgan Stanley Global Real Estate Fund	9,917,516	(b,c)	$109,985,256

International (17.1%)
Threadneedle Variable Portfolio — Emerging Markets Fund	9,820,106	(c)	164,192,179
Variable Portfolio — AllianceBernstein International Value Fund	39,359,259	(c)	418,782,520
Variable Portfolio — Columbia Wanger International Equities Fund	12,933,755	(c)	146,668,779
Variable Portfolio — Invesco International Growth Fund	50,482,721	(c)	547,232,695
Variable Portfolio — Mondrian International Small Cap Fund	7,623,041	(c)	87,283,821
Variable Portfolio — Pyramis® International Equity Fund	33,941,842	(c)	367,250,726

Total			1,731,410,720

U.S. Large Cap (35.2%)
RiverSource Variable Portfolio — Diversified Equity Income Fund	41,201,956	(b,c)	483,298,946
Variable Portfolio — American Century Growth Fund	56,368,279	(b,c)	567,064,883
Variable Portfolio — Columbia Wanger U.S. Equities Fund	20,924,727	(b,c)	211,758,241
Variable Portfolio — Davis New York Venture Fund	48,078,907	(b,c)	435,114,110
Variable Portfolio — Marsico Growth Fund	47,377,304	(b,c)	502,199,427
Variable Portfolio — MFS Value Fund	48,742,437	(b,c)	479,625,584
Variable Portfolio — NFJ Dividend Value Fund	47,190,026	(b,c)	488,888,670
Variable Portfolio — UBS Large Cap Growth Fund	37,637,139	(b,c)	384,651,558

Total			3,552,601,419

U.S. Mid Cap (7.0%)
RiverSource Variable Portfolio — Mid Cap Value Fund	23,362,529	(b,c)	224,280,278
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	24,389,663	(b,c)	241,945,461
Variable Portfolio — Jennison Mid Cap Growth Fund	23,711,589	(b,c)	242,806,672

Total			709,032,411

U.S. Small Cap (5.3%)
Variable Portfolio — Partners Small Cap Growth Fund	17,337,973	(b,c)	177,540,848
Variable Portfolio — Partners Small Cap Value Fund	26,758,967	(b,c)	358,034,983

Total			535,575,831

Total Equity Funds (Cost: $6,152,107,032)			$6,638,605,637

Fixed Income Funds (34.3%)

	Shares		Value(a)
Floating Rate (1.9%)
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	19,580,834	(b,c)	$189,346,667

Global Bond (3.0%)
RiverSource Variable Portfolio — Global Bond Fund	25,559,159	(c)	303,898,396

	Shares		Value(a)
High Yield (2.0%)
RiverSource Variable Portfolio — Income Opportunities Fund	19,543,107	(c)	202,662,020

Inflation Protected Securities (4.4%)
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	46,206,507	(c)	447,278,991

Investment Grade (21.0%)
RiverSource Variable Portfolio — Diversified Bond Fund	41,572,753	(c)	458,963,192
RiverSource Variable Portfolio — Limited Duration Bond Fund	44,618,500	(b,c)	460,462,925
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	16,623,575	(c)	172,718,940
Variable Portfolio — American Century Diversified Bond Fund	26,126,119	(b,c)	277,459,379
Variable Portfolio — J.P. Morgan Core Bond Fund	17,452,800	(b,c)	183,254,404
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	19,043,645	(b,c)	196,911,288
Variable Portfolio — Wells Fargo Short Duration Government Fund	36,868,955	(b,c)	374,957,273

Total			2,124,727,401

Multisector (2.0%)
RiverSource Variable Portfolio — Strategic Income Fund	18,634,691	(b,c)	197,155,034

Total Fixed Income Funds (Cost: $3,402,306,863)			$3,465,068,509

Cash Equivalents (—%)

	Shares	Value(a)
Money Market
RiverSource Variable Portfolio — Cash Management Fund	8	$8

Total Cash Equivalents (Cost: $8)		$8

Total Investments in Affiliated Funds (Cost: $9,554,413,903)		$10,103,674,154

Notes to Investments in Affiliated Funds

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	The fund does not invest in underlying funds for the purpose of exercising management or control. At Sept. 30, 2010, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

Underlying fund	Percent of shares held

VP — Partners Small Cap Growth Fund	41.20%
VP — Pyramis International Equity Fund	38.67
VP — Columbia Wanger U.S. Equities Fund	37.02
VP — Invesco International Growth Fund	36.15
VP — AllianceBernstein International Value Fund	35.67
VP — UBS Large Cap Growth Fund	35.61
VP — American Century Growth Fund	35.53
VP — Marsico Growth Fund	35.52
VP — NFJ Dividend Value Fund	34.34
VP — MFS Value Fund	34.20
VP — Davis New York Venture Fund	33.51
VP — Jennison Mid Cap Growth Fund	31.76
VP — Morgan Stanley Global Real Estate Fund	31.57
VP — Columbia Wanger International Equities Fund	31.55
VP — Mondrian International Small Cap Fund	31.37
VP — Goldman Sachs Mid Cap Value Fund	29.97
RiverSource VP — Mid Cap Value Fund	29.32
VP — Partners Small Cap Value Fund	27.58
VP — Eaton Vance Floating-Rate Income Fund	26.59
VP — Wells Fargo Short Duration Government Fund	25.98
RiverSource VP — Strategic Income Fund	24.44
RiverSource VP — Limited Duration Bond Fund	21.06
VP — PIMCO Mortgage-Backed Securities Fund	19.74
RiverSource VP — Global Bond Fund	19.64
RiverSource VP — Income Opportunities Fund	19.45
RiverSource VP — Global Inflation Protected Securities Fund	18.84
RiverSource VP — Diversified Equity Income Fund	16.80
Threadneedle VP — Emerging Markets Fund	16.75
RiverSource VP — Short Duration U.S. Government Fund	15.37
VP — American Century Diversified Bond Fund	14.95
RiverSource VP — Diversified Bond Fund	11.87
VP — J.P. Morgan Core Bond Fund	10.97

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets(a)	inputs	inputs	Total

Investments in Affiliated Funds	$10,103,674,154	$—	$—	$10,103,674,154

(a)	There were no significant transfers between Levels 1 and 2 during the period.

Portfolio of Investments
VP — AllianceBernstein International Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.5%)(c)

Issuer	Shares		Value(a)
Australia (3.9%)
Australia & New Zealand Banking Group Ltd.	296,500	(d)	$6,785,913
Boral Ltd.	963,100	(d)	4,291,155
Challenger Financial Services Group Ltd.	753,200	(d)	3,079,304
Incitec Pivot Ltd.	1,753,400	(d)	6,083,834
Macquarie Group Ltd.	63,200	(d)	2,215,473
National Australia Bank Ltd.	823,200		20,161,085
Telstra Corp., Ltd.	1,235,900		3,129,584

Total			45,746,348

Austria (0.7%)
OMV AG	211,500		7,917,763

Belgium (1.6%)
Delhaize Group SA	149,700	(d)	10,857,380
KBC Groep NV	187,400	(b)	8,406,652

Total			19,264,032

Brazil (0.8%)
Banco do Brasil SA	15,600		294,195
Rossi Residencial SA	107,500		1,011,428
Vale SA, ADR	311,000	(d)	8,630,250

Total			9,935,873

Canada (4.6%)
Agrium, Inc.	132,800		9,966,132
Lundin Mining Corp.	875,700	(b)	4,375,521
National Bank of Canada	109,400	(d)	6,905,164
Nexen, Inc.	476,645		9,591,282
Penn West Energy Trust Unit	473,344		9,488,046
Suncor Energy, Inc.	297,900		9,701,225
The Toronto-Dominion Bank	53,300		3,857,475

Total			53,884,845

China (0.9%)
Bank of China Ltd., Series H	6,723,000	(d)	3,526,700
China Petroleum & Chemical Corp., Series H	4,374,000	(d)	3,878,629
Daphne International Holdings Ltd.	2,420,000		2,860,196
Yanzhou Coal Mining Co., Ltd., Series H	304,000		746,022

Total			11,011,547

Denmark (1.0%)
Danske Bank A/S	463,200	(b)	11,177,271

Finland (0.3%)
Cargotec OYJ, Series B	87,200		3,768,490

Issuer	Shares		Value(a)
France (13.8%)
Arkema SA	116,300		5,950,451
BNP Paribas	321,741		22,883,310
Bouygues SA	372,600		15,993,302
Cap Gemini SA	204,500		10,259,654
Casino Guichard Perrachon SA	40,541		3,711,904
Cie de St-Gobain	4,841		215,349
Cie Generale de Geophysique-Veritas	240,100	(b,d)	5,269,988
EDF SA	224,000		9,662,201
France Telecom SA	536,900		11,601,503
PPR	58,200		9,422,111
Renault SA	221,500	(b)	11,397,898
Sanofi-Aventis SA	259,400		17,284,162
Societe Generale	239,500		13,795,067
Vallourec SA	75,550		7,505,417
Vivendi SA	627,410		17,149,735

Total			162,102,052

Germany (9.1%)
Allianz SE	175,700		19,857,194
Bayer AG	252,000		17,572,671
BMW AG	234,700		16,459,083
Deutsche Bank AG	179,900		9,845,873
E.ON AG	690,500		20,361,595
Muenchener Rueckversicherungs AG	71,400		9,889,709
ThyssenKrupp AG	378,900		12,355,985

Total			106,342,110

Hong Kong (1.7%)
Esprit Holdings Ltd.	1,636,600		8,880,465
Great Eagle Holdings Ltd.	791,000		2,416,217
New World Development Ltd.	4,100,000		8,264,786

Total			19,561,468

Ireland (0.2%)
Smurfit Kappa Group PLC	250,700	(b)	2,518,914

Italy (4.1%)
ENI SpA	620,300	(d)	13,386,723
Telecom Italia SpA	12,657,900		17,687,934
UniCredit SpA	6,846,300		17,481,766

Total			48,556,423

Japan (21.6%)
Aeon Co., Ltd.	300,100	(d)	3,221,392
Asahi Breweries Ltd.	399,500		7,992,872
Asahi Glass Co., Ltd.	840,000		8,564,035
Asics Corp.	282,000	(d)	2,875,069
DIC Corp.	1,057,000	(d)	1,861,495
Dowa Holdings Co., Ltd.	496,000		2,953,301
East Japan Railway Co.	131,500		7,940,098
ITOCHU Corp.	802,900		7,348,935
Japan Tobacco, Inc.	3,939	(d)	13,114,270
JFE Holdings, Inc.	233,300	(d)	7,135,676
JX Holdings, Inc.	1,377,300		7,986,261
KDDI Corp.	1,672	(d)	8,002,444
Konica Minolta Holdings, Inc.	415,500	(d)	4,051,959
Mitsubishi Corp.	547,500		12,993,861
Mitsubishi Materials Corp.	2,201,000	(b)	6,328,501

Issuer	Shares		Value(a)
Mitsubishi Tanabe Pharma Corp.	247,000	(d)	4,024,440
Mitsui & Co., Ltd.	776,500		11,554,007
Mitsui Fudosan Co., Ltd.	651,000		10,981,287
NGK Spark Plug Co., Ltd.	243,000		3,251,839
Nippon Express Co., Ltd.	1,338,000	(d)	5,081,418
Nippon Shokubai Co., Ltd.	271,000		2,357,087
Nippon Telegraph & Telephone Corp.	321,700		14,048,119
Nissan Motor Co., Ltd.	1,458,000	(d)	12,733,701
ORIX Corp.	125,010	(d)	9,555,095
Sharp Corp.	928,000	(d)	9,238,864
Sony Corp.	402,000	(d)	12,430,358
Sumitomo Electric Industries Ltd.	311,800		3,802,712
Sumitomo Mitsui Financial Group, Inc.	340,500	(d)	9,920,882
Sumitomo Realty & Development Co., Ltd.	379,000	(d)	7,832,455
The Tokyo Electric Power Co., Inc.	464,700	(d)	11,334,961
Tokyo Gas Co., Ltd.	1,597,000		7,251,264
Toshiba Corp.	3,086,000		14,936,432

Total			252,705,090

Netherlands (1.3%)
Koninklijke Ahold NV	612,100		8,251,301
Randstad Holding NV	158,400	(b)	7,196,427

Total			15,447,728

Norway (1.1%)
DnB NOR ASA	703,600		9,582,520
Petroleum Geo-Services ASA	295,200	(b)	3,367,501

Total			12,950,021

Poland (0.4%)
KGHM Polska Miedz SA	120,200		4,853,348

Russia (0.3%)
Gazprom OAO, ADR	166,700	(d)	3,499,033
Lukoil OAO, ADR	9,550	(d)	542,440

Total			4,041,473

South Korea (1.1%)
Hana Financial Group, Inc.	127,800		3,783,553
KB Financial Group, Inc.	58,600		2,518,772
Samsung Electronics Co., Ltd.	10,570		7,204,290

Total			13,506,615

Spain (1.2%)
Telefonica SA	575,400		14,249,409

Sweden (0.6%)
Electrolux AB, Series B	295,900	(d)	7,291,315

Switzerland (5.0%)
Informa PLC	1,081,100		7,113,729
Novartis AG	423,280		24,281,613
Xstrata PLC	1,453,290		27,804,857

Total			59,200,199

Issuer	Shares		Value(a)
Taiwan (0.9%)
AU Optronics Corp.	5,294,000	(b)	5,491,279
Lite-On Technology Corp.	2,628,073		3,314,960
United Microelectronics Corp.	3,058,000		1,355,913

Total			10,162,152

Turkey (0.8%)
Turkiye Garanti Bankasi AS	733,500		4,260,701
Turkiye Vakiflar Bankasi Tao, Series D	1,600,800		4,870,701

Total			9,131,402

United Kingdom (19.5%)
AstraZeneca PLC	481,000		24,430,875
Aviva PLC	1,825,100		11,435,938
BAE Systems PLC	2,231,800		12,000,056
Barclays PLC	3,261,700		15,349,948
BP PLC	3,620,800		24,331,361
British American Tobacco PLC	307,200		11,458,149
Eurasian Natural Resources Corp., PLC	172,100		2,483,025
FirstGroup PLC	506,100		2,884,196
Imperial Tobacco Group PLC	407,600		12,145,701
Inchcape PLC	1,068,219	(b)	5,231,877
Kazakhmys PLC	232,700		5,307,428
Marks & Spencer Group PLC	1,871,200		11,407,354
Rentokil Initial PLC	3,490,900	(b)	5,648,013
Rio Tinto PLC	396,800		23,192,758
Royal Dutch Shell PLC, Series A	1,104,200		33,403,859
Travis Perkins PLC	255,100	(b)	3,379,999
Vodafone Group PLC	10,024,500		24,737,738

Total			228,828,275

Total Common Stocks (Cost: $1,002,027,167)			$1,134,154,163

Rights (0.1%)(c)

Issuer	Shares		Value(a)
Germany
Deutsche Bank AG	160,290	(b)	$775,758

Total Rights (Cost: $—)			$775,758

Money Market Fund (1.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	20,775,385	(e)	$20,775,385

Total Money Market Fund (Cost: $20,775,385)			$20,775,385

Investments of Cash Collateral Received for Securities on Loan (8.0%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.5%)
Antalis US Funding Corp.
10-07-10	0.310%	$3,999,001	$3,999,001
Grampian Funding LLC
10-08-10	0.290	1,999,533	1,999,533

Total			5,998,534

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (2.0%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	4,997,358	4,997,358
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
DZ Bank AG
11-16-10	0.360	4,000,000	4,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Lloyds Bank PLC
11-10-10	0.320	1,000,203	1,000,203
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	4,000,000	4,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	2,997,386	2,997,386
United Overseas Bank Ltd.
10-12-10	0.280	3,000,000	3,000,000

Total			23,992,333

Commercial Paper (0.4%)
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792

Other Short-Term Obligations (0.3%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	2,000,000	2,000,000

Total			4,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.8%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $8,353,385	0.220%	$8,353,333	$8,353,333
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $15,000,158	0.380	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $25,000,278	0.400	25,000,000	25,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			55,353,333

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $94,342,992)			$94,342,992

Total Investments in Securities
(Cost: $1,117,145,544)(g)			$1,250,048,298

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.0%	$12,000,056
Auto Components	0.3	3,251,839
Automobiles	3.5	40,590,682
Beverages	0.7	7,992,872
Building Products	0.7	8,779,384
Capital Markets	1.1	12,837,104
Chemicals	2.2	26,218,999
Commercial Banks	14.0	165,561,675
Commercial Services & Supplies	0.5	5,648,013
Computers & Peripherals	1.6	18,251,392
Construction & Engineering	1.4	15,993,302
Construction Materials	0.4	4,291,155
Consumer Finance	0.8	9,555,095
Containers & Packaging	0.2	2,518,914
Distributors	0.4	5,231,877
Diversified Financial Services	0.3	3,079,304
Diversified Telecommunication Services	5.2	60,716,549
Electric Utilities	3.5	41,358,757
Electrical Equipment	0.3	3,802,712
Electronic Equipment, Instruments & Components	0.5	5,491,279
Energy Equipment & Services	0.7	8,637,489
Food & Staples Retailing	2.2	26,041,977
Gas Utilities	0.6	7,251,264
Household Durables	2.6	29,971,965
Insurance	3.5	41,182,841
IT Services	0.9	10,259,654
Machinery	1.0	11,273,907
Media	2.1	24,263,464
Metals & Mining	8.9	105,420,650
Multiline Retail	1.8	20,829,465
Office Electronics	0.3	4,051,959
Oil, Gas & Consumable Fuels	10.5	124,472,644
Pharmaceuticals	7.5	87,593,761
Professional Services	0.6	7,196,427
Real Estate Management & Development	2.5	29,494,745
Road & Rail	1.4	15,905,712
Semiconductors & Semiconductor Equipment	0.7	8,560,203
Specialty Retail	0.8	8,880,465
Textiles, Apparel & Luxury Goods	0.5	5,735,265
Tobacco	3.1	36,718,120
Trading Companies & Distributors	3.0	35,276,802
Wireless Telecommunication Services	2.8	32,740,182
Other(1)	9.8	115,118,377

Total		$1,250,048,298

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At Sept. 30, 2010, $884,073 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Euro STOXX 50	336	$12,541,928	Dec. 2010	$(251,581)

Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Oct. 1, 2010	4,109,000 (GBP)	6,489,508 (USD)	$35,088	$—

J.P. Morgan Securities, Inc.	Oct. 1, 2010	2,128,015 (USD)	178,200,000 (JPY)	6,883	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	13,850,000 (CAD)	13,318,014 (USD)	—	(130,887)

J.P. Morgan Securities, Inc.	Nov. 15, 2010	37,753,000 (CAD)	36,925,861 (USD)	266,195	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	131,745,000 (EUR)	171,792,508 (EUR)	—	(7,762,057)

J.P. Morgan Securities, Inc.	Nov. 15, 2010	2,148,382,000 (JPY)	25,424,037 (USD)	—	(323,028)

J.P. Morgan Securities, Inc.	Nov. 15, 2010	29,763,547 (USD)	33,056,000 (AUD)	2,019,852	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	95,687,177 (USD)	98,252,000 (CHF)	4,367,755	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	4,205,012 (USD)	2,724,000 (GBP)	72,784	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	51,439,364 (USD)	306,539,000 (NOK)	573,376	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	22,675,744 (USD)	31,148,000 (NZD)	99,953	—

J.P. Morgan Securities, Inc.	Nov. 15, 2010	56,054,501 (USD)	401,362,000 (SEK)	3,433,795	—

Total				$10,875,681	$(8,215,972)

Notes to Portfolio of Investments
ADR — American Depositary Receipt
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — European Monetary Unit
GBP — British Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$4,377,891
Freddie Mac Gold Pool	4,142,509

Total market value of collateral securities	$8,520,400

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$29,751
Fannie Mae Interest Strip	73,303
Fannie Mae Pool	2,147,985
Fannie Mae Principal Strip	80,870
Fannie Mae REMICS	2,778,757
Fannie Mae Whole Loan	69,164
FHLMC Multifamily Structured Pass Through Certificates	24,833
FHLMC Structured Pass Through Securities	134,757
Freddie Mac Non Gold Pool	988,624
Freddie Mac Reference REMIC	12,351
Freddie Mac REMICS	686,079
Freddie Mac Strips	122,634
Ginnie Mae I Pool	384,593
Ginnie Mae II Pool	1,475,021
Government National Mortgage Association	1,557,779
United States Treasury Inflation Indexed Bonds	107,524
United States Treasury Note/Bond	3,956,049
United States Treasury Strip Coupon	538,532
United States Treasury Strip Principal	106,792
Cash Collateral In Lieu Of Securities	24,120

Total market value of collateral securities	$15,299,518

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$23,127,481
Freddie Mac Gold Pool	1,239,195
Freddie Mac Non Gold Pool	1,133,324

Total market value of collateral securities	$25,500,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,117,146,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$141,254,000
Unrealized depreciation	(8,352,000)

Net unrealized appreciation	$132,902,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,134,154,163	$—	$—	$1,134,154,163
Rights	775,758	—	—	775,758

Total Equity Securities	1,134,929,921	—	—	1,134,929,921

Other
Affiliated Money Market Fund(c)	20,775,385	—	—	20,775,385
Investments of Cash Collateral Received for Securities on Loan	—	94,342,992	—	94,342,992

Total Other	20,775,385	94,342,992	—	115,118,377

Investments in Securities	1,155,705,306	94,342,992	—	1,250,048,298
Derivatives(d)
Assets
Forward Foreign Currency Contracts	—	10,875,681	—	10,875,681
Liabilities
Futures Contracts	(251,581)	—	—	(251,581)
Forward Foreign Currency Contracts	—	(8,215,972)	—	(8,215,972)

Total	$1,155,453,725	$97,002,701	$—	$1,252,456,426

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — American Century Diversified Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (91.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Agencies (0.4%)(c)
Korea Development Bank
Senior Unsecured
03-09-16	3.250%	$1,150,000	(k)	$1,155,306
Kreditanstalt fuer Wiederaufbau
Government Guaranteed
10-15-14	4.125	2,290,000		2,537,308
Pemex Project Funding Master Trust
03-05-20	6.000	1,635,000	(d,k)	1,806,675
Petrobras International Finance Co.
01-20-20	5.750	900,000		996,341

Total				6,495,630

Foreign Local Government (0.1%)(c)
Province of Ontario
Senior Unsecured
04-27-16	5.450	1,450,000	(k)	1,711,438
Sovereign (2.3%)(c)
Brazilian Government International Bond
Senior Unsecured
01-15-19	5.875	5,000,000		5,862,500
01-22-21	4.875	1,500,000		1,644,110
01-07-41	5.625	1,150,000		1,259,250
Bundesrepublik Deutschland
(EUR)
07-04-19	3.500	16,150,000		24,305,781
Mexican Government International Bond
03-19-19	5.950	4,720,000		5,538,920
Mexican Government International Bond
Senior Unsecured
01-15-17	5.625	925,000		1,058,200
Poland Government International Bond
Senior Unsecured
07-16-15	3.875	530,000		551,200
Republic of Italy
Senior Unsecured
01-26-15	3.125	2,400,000	(k)	2,445,382

Total				42,665,343

Treasury (1.0%)(c)
Italy Buoni Poliennali Del Tesoro
(EUR)
09-01-20	4.000	13,830,000		19,141,033
U.S. Government Obligations & Agencies (34.2%)
Federal Home Loan Mortgage Corp.
09-10-15	1.750	10,000,000	(k)	10,098,970
06-13-18	4.875	5,500,000	(k)	6,450,222

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
02-13-17	5.000	7,000,000		8,217,496
11-15-30	6.625	6,500,000	(k)	8,942,375
U.S. Treasury
06-30-11	5.125	56,100,000		58,135,813
11-30-11	0.750	50,000,000	(k)	50,251,950
01-31-12	0.875	35,000,000	(k)	35,251,580
04-30-12	1.000	80,000,000		80,806,400
05-15-13	1.375	115,000,000	(k)	117,408,099
04-30-15	2.500	28,000,000	(k)	29,684,368
08-31-15	1.250	37,000,000	(k)	36,988,456
02-15-16	4.500	18,200		21,118
12-31-16	3.250	93,400,000	(k)	101,930,035
11-15-27	6.125	22,000,000		30,377,182
02-15-40	4.625	4,000,000	(k)	4,673,752
05-15-40	4.375	24,000,000	(k)	26,955,120
U.S. Treasury Inflation-Indexed Bond
01-15-15	1.625	14,842,620	(e,k)	15,862,031
01-15-20	1.375	12,501,060	(e,k)	13,286,414

Total				635,341,381

Commercial Mortgage-Backed (6.1%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2004-6 Class A3
12-10-42	4.512	10,000,000		10,311,572
Banc of America Commercial Mortgage, Inc.
Series 2005-1 Class A3
11-10-42	4.877	1,566,401		1,573,632
Bank of America-First Union NB Commercial Mortgage
Series 2001-3 Class A2
04-11-37	5.464	4,052,806		4,147,601
GMAC Commercial Mortgage Securities, Inc.
Series 2000-C3 Class A2
09-15-35	6.957	110,611		110,516
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C3 Class A3
04-10-40	4.646	3,308,133		3,365,842
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3 Class A4
08-10-42	4.799	3,500,000		3,731,858
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
08-01-38	5.396	3,900,000		4,252,790
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4
07-10-39	4.761	7,750,000		8,140,507
GS Mortgage Securities Corp. II
Series 2005-GG4 Class A4A
07-10-39	4.751	3,705,000		3,983,878
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2001-B2 Class A3
04-15-35	6.429	4,626,406		4,732,642
LB-UBS Commercial Mortgage Trust
Series 2003-C7 Class A3
09-15-27	4.559	7,975,000		8,008,575
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A4
01-15-31	4.568	8,600,000		8,981,582
LB-UBS Commercial Mortgage Trust
Series 2004-C7 Class A5
10-15-29	4.628	5,141,000		5,410,103

	Coupon	Principal
Issuer	rate	amount	Value(a)
LB-UBS Commercial Mortgage Trust
Series 2005-C2 Class A4
04-15-30	4.998	3,000,000	3,091,185
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class A3
07-15-30	4.647	1,500,000	1,536,701
LB-UBS Commercial Mortgage Trust
Series 2005-C3 Class AM
07-15-40	4.794	925,000	930,203
LB-UBS Commercial Mortgage Trust
Series 2005-C5 Class AM
09-15-40	5.017	3,500,000	3,545,621
Morgan Stanley Capital I
Series 2005-HQ6 Class A2A
08-13-42	4.882	1,200,350	1,226,200
Morgan Stanley Dean Witter Capital I
Series 2001-TOP5 Class A4
10-15-35	6.390	11,405,230	11,895,578
PNC Mortgage Acceptance Corp.
Series 2001-C1 Class A2
03-12-34	6.360	2,690,722	2,727,936
Salomon Brothers Mortgage Securities VII, Inc.
Series 2000-C3 Class A2
12-18-33	6.592	679,168	678,351
Wachovia Bank Commercial Mortgage Trust
Series 2003-C6 Class A3
08-15-35	4.957	2,107,887	2,129,275
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 Class A4
01-15-41	5.030	760,000	793,283
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	4,000,000	4,102,550
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A6A
12-15-35	5.110	6,962,000	7,242,243
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23 Class A4
01-15-45	5.418	6,000,000	6,477,112

Total			113,127,336

Residential Mortgage-Backed (20.4%)(f)
Banc of America Mortgage Securities, Inc.
CMO Series 2004-7 Class 7A1
08-25-19	5.000	1,939,633	1,958,130
Chase Mortgage Financial Corp.
CMO Series 2006-S4 Class A3
12-25-36	6.000	3,125,034	3,039,352
CitiCorp Mortgage Securities, Inc.
CMO Series 2003-6 Class 1A2
05-25-33	4.500	2,739,041	2,807,254
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2003-35 Class 1A3
09-25-18	5.000	3,512,944	3,634,049
Federal Home Loan Mortgage Corp. #A39586
11-01-35	5.500	4,990,598	5,327,840
Federal Home Loan Mortgage Corp. #C79583
06-01-33	5.000	5,998,345	6,355,790

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #G01665
03-01-34	5.500	13,863,892		14,878,735
Federal Home Loan Mortgage Corp. #G05460
08-01-38	5.500	10,708,163		11,431,772
Federal Home Loan Mortgage Corp. #G12868
11-01-22	5.000	9,694,892		10,287,943
Federal Home Loan Mortgage Corp.
CMO Series 2702 Class AB
07-15-27	4.500	4,296,636		4,366,445
Federal National Mortgage Association
10-01-40	6.500	7,000,000	(b)	7,632,184
Federal National Mortgage Association #254693
04-01-33	5.500	11,111,212		11,938,268
Federal National Mortgage Association #357399
06-01-33	5.500	8,873,679		9,534,186
Federal National Mortgage Association #555531
06-01-33	5.500	7,886,572		8,473,603
Federal National Mortgage Association #555587
07-01-33	4.500	5,165,733		5,440,218
Federal National Mortgage Association #555956
12-01-33	5.500	17,845,066		19,173,350
Federal National Mortgage Association #725027
11-01-33	5.000	15,129,694		16,064,377
Federal National Mortgage Association #725221
01-01-34	5.500	15,420,706		16,568,535
Federal National Mortgage Association #725232
03-01-34	5.000	4,818,707		5,116,397
Federal National Mortgage Association #725542
04-01-34	5.500	9,096,059		9,773,118
Federal National Mortgage Association #725762
08-01-34	6.000	6,359,864		6,974,468
Federal National Mortgage Association #735061
11-01-34	6.000	9,054,317		9,884,036
Federal National Mortgage Association #735383
04-01-35	5.000	14,078,717		14,917,675
Federal National Mortgage Association #735667
07-01-35	5.000	8,151,863		8,637,636
Federal National Mortgage Association #740258
09-01-33	4.500	5,548,919		5,843,766
Federal National Mortgage Association #779005
04-01-34	5.000	15,141,921		16,044,236
Federal National Mortgage Association #995024
08-01-37	5.500	4,867,847		5,221,055
Government National Mortgage Association
10-01-40	6.000	7,000,000	(b)	7,595,000
Government National Mortgage Association #4496
07-20-39	5.000	27,357,515		29,225,129
Government National Mortgage Association #704875
02-15-40	4.500	3,417,689		3,613,082
Government National Mortgage Association #711230
03-15-40	5.000	4,917,486		5,260,946
Government National Mortgage Association #737182
04-15-40	4.500	23,675,409		25,028,834
Government National Mortgage Association #737289
05-15-40	4.500	18,885,821		19,965,423
JP Morgan Mortgage Trust
CMO Series 2004-S2 Class 1A3
11-25-19	4.750	3,117,909		3,159,920
JP Morgan Mortgage Trust
CMO Series 2005-A4 Class 2A1
07-25-35	2.903	3,356,174	(i)	3,086,126

	Coupon	Principal
Issuer	rate	amount		Value(a)
JP Morgan Mortgage Trust
CMO Series 2005-S2 Class 3A1
02-25-32	6.715	4,076,819	(i)	4,129,447
Provident Funding Mortgage Loan Trust
CMO Series 2005-1 Class 2A1
05-25-35	2.998	4,261,890	(i)	3,949,756
WaMu Mortgage Pass-Through Certificates
CMO Series 2003-S8 Class A2
09-25-18	5.000	2,851,325		2,948,179
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-12 Class A1
11-25-18	4.750	3,371,228		3,488,792
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-4 Class A9
05-25-34	5.500	4,035,469		4,111,324
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-5 Class 1A1
05-25-20	5.000	1,816,317		1,891,100
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2005-AR2 Class 2A2
03-25-35	2.873	4,332,214	(i)	3,925,867
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-10 Class A19
08-25-36	6.000	3,070,256		2,995,846
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-3 Class A9
03-25-36	5.500	3,895,364		3,834,468
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2006-9 Class 1A15
08-25-36	6.000	3,304,325		3,209,613
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2007-3 Class 3A1
04-25-37	5.500	3,947,675		4,022,578
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2007-AR10 Class 1A1
01-25-38	6.214	2,431,070	(i)	2,515,168

Total				379,281,016

Aerospace & Defense (0.2%)
L-3 Communications Corp.
01-15-15	5.875	2,000,000		2,045,000
Lockheed Martin Corp.
Senior Unsecured
11-15-39	5.500	2,000,000		2,204,832

Total				4,249,832

Automotive (0.2%)
American Honda Finance Corp.
Senior Unsecured
09-21-15	2.500	2,500,000	(d)	2,520,175
Nissan Motor Acceptance Corp.
Senior Unsecured
01-30-13	3.250	1,000,000	(d,k)	1,030,750

Total				3,550,925

Banking (5.8%)
American Express Centurion Bank
09-13-17	6.000	3,000,000		3,421,854
American Express Centurion Bank
Senior Unsecured
10-17-12	5.550	1,000,000		1,077,414
09-13-17	6.000	3,000,000		3,421,854

	Coupon	Principal
Issuer	rate	amount		Value(a)
American Express Co.
Senior Unsecured
05-20-14	7.250	2,050,000		2,403,719
American Express Credit Corp.
Senior Unsecured
09-15-15	2.750	680,000		684,264
Bank of America Corp.
08-01-16	6.500	5,500,000		6,184,200
Bank of America Corp.
Senior Unsecured
05-01-13	4.900	1,960,000		2,093,023
04-01-15	4.500	2,330,000		2,444,743
07-01-20	5.625	2,670,000	(k)	2,823,112
Bank of America
Subordinated Notes
03-15-17	5.300	2,000,000		2,058,422
Barclays Bank PLC
Senior Unsecured
09-22-16	5.000	1,500,000	(c,k)	1,641,192
BB&T Corp.
Senior Unsecured
04-30-14	5.700	122,000		137,031
Capital One Bank USA
Subordinated Notes
07-15-19	8.800	1,000,000		1,278,064
Capital One Financial Corp.
Senior Unsecured
02-21-12	4.800	1,650,000		1,724,017
Citigroup, Inc.
Senior Unsecured
12-13-13	6.000	2,670,000	(k)	2,927,345
01-15-15	6.010	5,000,000		5,496,995
05-19-15	4.750	2,000,000	(k)	2,104,186
05-15-18	6.125	1,500,000	(k)	1,636,518
08-09-20	5.375	870,000	(k)	900,130
07-15-39	8.125	750,000		947,388
Credit Suisse
Senior Unsecured
05-01-14	5.500	1,560,000	(c,k)	1,747,475
03-23-15	3.500	3,000,000	(c,k)	3,155,814
08-05-20	4.375	2,260,000	(c)	2,308,050
Deutsche Bank AG
Senior Unsecured
08-18-14	3.875	2,000,000	(c)	2,138,708
Fifth Third Bancorp
Senior Unsecured
05-01-13	6.250	1,780,000		1,948,956
HSBC Bank PLC
Senior Notes
06-28-15	3.500	890,000	(c,d)	935,690
08-12-20	4.125	1,160,000	(c,d,k)	1,174,781
HSBC Holdings PLC
Subordinated Notes
06-01-38	6.800	750,000	(c)	869,881
JPMorgan Chase & Co.
Senior Unsecured
01-20-15	3.700	6,000,000		6,337,968
10-02-17	6.400	900,000		1,048,292
01-15-18	6.000	1,500,000		1,712,969
03-25-20	4.950	2,900,000	(k)	3,093,062

	Coupon	Principal
Issuer	rate	amount		Value(a)
Morgan Stanley
Senior Unsecured
11-20-14	4.200	1,000,000	(k)	1,036,721
04-28-15	6.000	2,800,000		3,078,415
04-01-18	6.625	2,000,000		2,217,310
09-23-19	5.625	2,000,000		2,079,586
07-24-20	5.500	1,280,000		1,318,679
National Australia Bank Ltd.
Senior Unsecured
09-28-15	2.750	900,000	(c,d)	903,877
PNC Bank NA
Subordinated Notes
12-07-17	6.000	2,200,000		2,473,647
PNC Funding Corp.
Bank Guaranteed
09-21-15	4.250	500,000		538,652
Regions Financial Corp.
Senior Unsecured
06-15-15	5.750	620,000		630,701
The Goldman Sachs Group, Inc.
Senior Notes
08-01-15	3.700	1,570,000		1,606,284
The Goldman Sachs Group, Inc.
Senior Unsecured
01-15-15	5.125	3,950,000		4,276,112
02-15-19	7.500	2,500,000		2,979,749
03-15-20	5.375	4,300,000		4,532,252
The Royal Bank of Scotland PLC
Bank Guaranteed
09-21-15	3.950	1,140,000	(c)	1,152,457
UBS AG
12-20-17	5.875	2,500,000	(c)	2,828,710
US Bancorp
Senior Notes
06-14-13	2.000	670,000		685,806
Wells Fargo & Co.
Senior Notes
04-15-15	3.625	3,000,000	(k)	3,181,074
Wells Fargo & Co.
Senior Unsecured
12-11-17	5.625	3,000,000		3,416,961
Westpac Banking Corp.
Senior Unsecured
08-04-15	3.000	1,050,000	(c)	1,072,429

Total				108,464,685

Brokerage (—%)
Jefferies Group, Inc.
Senior Unsecured
04-15-21	6.875	500,000		524,447
Building Materials (0.1%)
Owens Corning
12-01-16	6.500	1,800,000	(k)	1,947,373
Chemicals (0.4%)
CF Industries, Inc.
05-01-18	6.875	2,000,000		2,150,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
The Dow Chemical Co.
Senior Unsecured
08-15-12	4.850	500,000		529,173
05-15-19	8.550	2,500,000		3,156,725
The Mosaic Co.
Senior Unsecured
12-01-16	7.625	1,000,000	(d)	1,084,242

Total				6,920,140

Construction Machinery (0.1%)
Deere & Co.
Senior Unsecured
10-16-29	5.375	1,450,000		1,613,012
John Deere Capital Corp.
Senior Unsecured
06-17-13	1.875	1,000,000		1,022,490

Total				2,635,502

Consumer Cyclical Services (0.1%)
Corrections Corp. of America
06-01-17	7.750	2,000,000	(k)	2,150,000
Consumer Products (0.2%)
Hasbro, Inc.
Senior Unsecured
03-15-40	6.350	1,000,000		1,028,391
Jarden Corp.
05-01-16	8.000	2,000,000	(k)	2,130,000

Total				3,158,391

Diversified Manufacturing (0.6%)
General Electric Co.
Senior Unsecured
02-01-13	5.000	3,000,000		3,253,932
12-06-17	5.250	2,300,000		2,588,650
Honeywell International, Inc.
Senior Unsecured
03-01-18	5.300	1,365,000		1,596,568
United Technologies Corp.
Senior Unsecured
07-15-38	6.125	720,000		869,514
04-15-40	5.700	2,000,000		2,291,060

Total				10,599,724

Electric (1.5%)
CMS Energy Corp.
Senior Unsecured
06-15-19	8.750	2,700,000	(k)	3,226,500
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
07-01-12	5.625	1,700,000		1,834,744
Dominion Resources, Inc.
Senior Unsecured
06-15-18	6.400	2,590,000		3,157,681
Duke Energy Corp.
Senior Unsecured
09-15-14	3.950	3,000,000		3,231,795
Edison International
Senior Unsecured
09-15-17	3.750	1,200,000		1,230,401

	Coupon	Principal
Issuer	rate	amount		Value(a)
Exelon Generation Co. LLC
Senior Unsecured
10-01-19	5.200	1,370,000		1,524,041
10-01-20	4.000	930,000	(k)	930,984
FirstEnergy Solutions Corp.
08-15-21	6.050	2,000,000	(k)	2,136,658
Florida Power Corp.
1st Mortgage
09-15-37	6.350	1,000,000		1,226,292
Pacific Gas & Electric Co.
Senior Unsecured
03-01-14	4.800	1,000,000		1,100,846
03-01-37	5.800	4,300,000		4,775,327
PacifiCorp
1st Mortgage
01-15-39	6.000	1,000,000		1,177,940
The AES Corp.
Senior Unsecured
10-15-17	8.000	1,400,000	(k)	1,512,000

Total				27,065,209

Entertainment (0.7%)
Time Warner, Inc.
07-15-15	3.150	1,530,000		1,584,519
03-15-20	4.875	2,000,000		2,169,730
05-01-32	7.700	1,500,000		1,874,430
07-15-40	6.100	1,060,000		1,141,432
Viacom, Inc.
Senior Unsecured
04-30-16	6.250	4,500,000	(k)	5,278,383
WMG Acquisition Corp.
Senior Secured
06-15-16	9.500	1,050,000	(k)	1,123,500

Total				13,171,994

Environmental (0.4%)
Republic Services, Inc.
09-15-19	5.500	1,900,000		2,140,341
03-01-20	5.000	2,000,000	(k)	2,177,182
03-01-40	6.200	1,000,000		1,130,353
Waste Management, Inc.
06-30-20	4.750	2,000,000		2,144,892

Total				7,592,768

Food and Beverage (1.5%)
Anheuser-Busch InBev Worldwide, Inc.
10-15-12	3.000	2,000,000		2,076,568
11-15-14	5.375	400,000	(d)	448,979
01-15-19	7.750	1,900,000	(d)	2,464,703
11-15-19	6.875	3,000,000	(d)	3,733,494
Dr Pepper Snapple Group, Inc.
05-01-18	6.820	2,000,000		2,474,490
General Mills, Inc.
Senior Unsecured
08-15-13	5.250	3,000,000		3,348,552
Kellogg Co.
Senior Unsecured
05-30-16	4.450	1,000,000		1,122,579
Kraft Foods, Inc.
Senior Unsecured
02-10-20	5.375	4,750,000	(k)	5,305,982
02-09-40	6.500	1,475,000		1,725,046

	Coupon	Principal
Issuer	rate	amount		Value(a)
Mead Johnson Nutrition Co.
Senior Unsecured
11-01-14	3.500	1,500,000		1,584,151
11-01-39	5.900	1,000,000		1,127,129
Ralcorp Holdings, Inc.
Senior Secured
08-15-39	6.625	1,300,000	(d)	1,412,596
Tyson Foods, Inc.
04-01-16	7.850	1,000,000		1,106,250

Total				27,930,519

Gaming (0.1%)
International Game Technology
Senior Unsecured
06-15-20	5.500	1,000,000		1,072,100
Gas Distributors (0.1%)
Sempra Energy
Senior Unsecured
06-01-16	6.500	1,675,000		2,004,071
Gas Pipelines (1.2%)
El Paso Corp.
Senior Unsecured
06-01-18	7.250	2,500,000	(k)	2,693,750
Enbridge Energy Partners LP
Senior Unsecured
03-15-20	5.200	2,000,000	(k)	2,176,186
09-15-40	5.500	1,200,000		1,200,306
Enterprise Products Operating LLC
06-01-15	3.700	1,000,000		1,049,704
09-01-20	5.200	4,340,000		4,699,542
Kinder Morgan Energy Partners LP
Senior Unsecured
02-15-20	6.850	2,000,000	(k)	2,384,380
09-15-20	5.300	1,050,000		1,131,564
09-01-39	6.500	500,000		540,610
Magellan Midstream Partners LP
Senior Unsecured
07-15-19	6.550	1,000,000		1,194,484
Plains All American Pipeline LP/Finance Corp.
09-01-12	4.250	800,000		834,410
09-15-15	3.950	580,000	(k)	608,403
05-01-19	8.750	2,000,000	(k)	2,538,424
TransCanada PipeLines Ltd.
Senior Unsecured
10-01-20	3.800	820,000	(c)	838,012
Williams Partners LP
Senior Unsecured
02-15-15	3.800	250,000		263,058

Total				22,152,833

Health Care (1.1%)
Baxter International, Inc.
Senior Unsecured
03-01-14	4.000	1,500,000		1,640,424
Bio-Rad Laboratories, Inc.
Senior Subordinated Notes
12-15-14	6.125	1,100,000	(k)	1,122,000

	Coupon	Principal
Issuer	rate	amount		Value(a)
Boston Scientific Corp.
Senior Unsecured
01-15-15	4.500	1,000,000		1,022,981
CareFusion Corp.
Senior Unsecured
08-01-12	4.125	1,350,000	(k)	1,412,516
Covidien International Finance SA
06-15-13	1.875	2,000,000	(c)	2,032,338
Express Scripts, Inc.
06-15-12	5.250	2,500,000		2,668,880
06-15-19	7.250	3,323,000		4,174,096
HCA, Inc.
Senior Secured
02-15-20	7.875	2,000,000		2,187,500
Medco Health Solutions, Inc.
Senior Unsecured
08-15-13	7.250	2,269,000		2,621,056
09-15-20	4.125	1,500,000		1,518,905

Total				20,400,696

Health Care Insurance (—%)
WellPoint, Inc.
Senior Unsecured
08-15-40	5.800	500,000		523,343
Home Construction (0.1%)
Toll Brothers Finance Corp.
11-15-12	6.875	450,000	(k)	481,121
11-01-19	6.750	500,000	(k)	517,431

Total				998,552

Independent Energy (0.7%)
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	1,000,000		1,091,929
09-15-36	6.450	1,000,000		1,001,203
Apache Corp.
Senior Unsecured
09-01-40	5.100	1,000,000	(k)	1,001,740
Chesapeake Energy Corp.
07-15-13	7.625	970,000		1,057,300
Newfield Exploration Co.
Senior Subordinated Notes
02-01-20	6.875	1,160,000		1,232,500
Nexen, Inc.
Senior Unsecured
07-30-19	6.200	3,000,000	(c,k)	3,506,406
Talisman Energy, Inc.
Senior Unsecured
06-01-19	7.750	1,900,000	(c)	2,425,295
XTO Energy, Inc.
Senior Unsecured
12-15-18	6.500	2,035,000		2,591,375

Total				13,907,748

Integrated Energy (0.6%)
BP Capital Markets PLC
10-01-20	4.500	910,000	(b,c)	930,580
ConocoPhillips
02-01-19	5.750	4,000,000		4,798,092

	Coupon	Principal
Issuer	rate	amount		Value(a)
Hess Corp.
Senior Unsecured
01-15-40	6.000	940,000		1,032,740
Shell International Finance BV
06-28-15	3.100	3,000,000	(c,k)	3,158,322
09-22-15	3.250	1,225,000	(c,k)	1,301,962

Total				11,221,696

Life Insurance (0.5%)
Hartford Financial Services Group, Inc.
Senior Unsecured
03-30-15	4.000	800,000		818,510
03-30-20	5.500	1,000,000		1,017,017
Lincoln National Corp.
Senior Unsecured
02-15-20	6.250	975,000	(k)	1,090,751
MetLife, Inc.
Senior Unsecured
06-01-16	6.750	1,500,000	(k)	1,790,633
Prudential Financial, Inc.
Senior Unsecured
09-17-12	3.625	750,000	(k)	779,408
06-15-19	7.375	2,500,000		3,045,374

Total				8,541,693

Lodging (0.1%)
Wyndham Worldwide Corp.
Senior Unsecured
02-01-18	5.750	1,400,000		1,404,434
Media Cable (1.0%)
Comcast Corp.
03-01-20	5.150	5,000,000	(k)	5,464,495
DIRECTV Holdings LLC
03-15-15	3.550	3,000,000		3,114,129
DIRECTV Holdings LLC/Financing Co., Inc.
10-01-14	4.750	1,500,000	(k)	1,638,282
DISH DBS Corp.
10-01-13	7.000	650,000	(k)	689,813
Time Warner Cable, Inc.
07-02-12	5.400	2,200,000		2,357,003
07-01-18	6.750	3,200,000	(k)	3,816,438
Virgin Media Secured Finance PLC
Senior Secured
01-15-18	6.500	2,000,000	(c)	2,110,000

Total				19,190,160

Media Non-Cable (0.8%)
CBS Corp.
04-15-20	5.750	2,750,000	(k)	3,054,447
05-15-33	5.500	750,000		730,090
Gannett Co., Inc.
11-15-17	9.375	1,300,000	(d,k)	1,420,250
Lamar Media Corp.
04-01-14	9.750	1,500,000	(k)	1,717,500
NBC Universal, Inc.
Senior Unsecured
04-01-21	4.375	1,500,000	(b,d)	1,518,276
News America, Inc.
08-15-39	6.900	1,590,000	(k)	1,873,718

	Coupon	Principal
Issuer	rate	amount		Value(a)
Omnicom Group, Inc.
Senior Unsecured
04-15-16	5.900	2,000,000		2,306,152
The Interpublic Group of Companies, Inc.
Senior Unsecured
07-15-17	10.000	1,500,000	(k)	1,751,250

Total				14,371,683

Metals (0.8%)
Alcoa, Inc.
Senior Unsecured
08-15-20	6.150	1,000,000		1,028,145
Anglo American Capital PLC
04-08-19	9.375	1,000,000	(c,d,k)	1,348,472
AngloGold Ashanti Holdings PLC
04-15-20	5.375	500,000	(c)	528,942
ArcelorMittal
Senior Unsecured
06-01-19	9.850	1,480,000	(c)	1,902,253
Freeport-McMoRan Copper & Gold, Inc.
Senior Unsecured
04-01-17	8.375	1,500,000		1,674,375
Newmont Mining Corp.
10-01-39	6.250	2,000,000		2,292,818
Rio Tinto Finance USA Ltd.
07-15-13	5.875	2,740,000	(c)	3,053,918
05-01-19	9.000	750,000	(c,k)	1,046,611
Teck Resources Ltd.
Senior Secured
05-15-19	10.750	919,000	(c)	1,157,297
Vale Overseas Ltd.
09-15-19	5.625	1,100,000	(c)	1,212,658
09-15-20	4.625	400,000	(c,k)	410,065

Total				15,655,554

Non-Captive Consumer (0.2%)
American International Group, Inc.
Senior Unsecured
08-15-18	8.250	450,000	(k)	524,250
HSBC Finance Corp.
Senior Unsecured
07-15-13	4.750	600,000	(k)	638,996
SLM Corp.
Senior Unsecured
01-15-13	5.375	1,000,000		1,008,154
03-25-20	8.000	730,000		724,399

Total				2,895,799

Non-Captive Diversified (0.7%)
Ford Motor Credit Co. LLC
Senior Unsecured
09-15-15	5.625	1,310,000	(k)	1,347,098
General Electric Capital Corp.
09-15-17	5.625	2,000,000		2,234,212
09-16-20	4.375	1,000,000	(k)	1,003,703
General Electric Capital Corp.
Senior Unsecured
11-14-14	3.750	4,000,000	(k)	4,235,808
06-29-15	3.500	1,250,000	(k)	1,307,790
09-15-17	5.625	2,000,000		2,234,212
08-07-19	6.000	2,300,000		2,587,926
01-10-39	6.875	750,000		861,296

Total				13,577,833

	Coupon	Principal
Issuer	rate	amount		Value(a)
Oil Field Services (0.2%)
Transocean, Inc.
11-15-20	6.500	900,000	(c)	980,177
Weatherford International Ltd.
03-01-19	9.625	1,500,000	(c,k)	1,956,778

Total				2,936,955

Packaging (0.1%)
Ball Corp.
09-15-20	6.750	2,500,000	(k)	2,656,250
Paper (0.2%)
International Paper Co.
Senior Unsecured
05-15-19	9.375	2,180,000		2,828,084
11-15-39	7.300	1,300,000	(k)	1,455,338

Total				4,283,422

Pharmaceuticals (1.1%)
Abbott Laboratories
Senior Unsecured
05-27-20	4.125	2,800,000		3,047,330
05-27-40	5.300	1,470,000		1,595,322
Amgen, Inc.
Senior Unsecured
06-01-17	5.850	950,000		1,134,073
10-01-20	3.450	960,000		966,443
Pfizer, Inc.
Senior Unsecured
03-15-19	6.200	2,000,000		2,462,510
03-15-39	7.200	1,400,000		1,907,951
Roche Holdings, Inc.
03-01-19	6.000	3,500,000	(d)	4,240,123
Teva Pharmaceutical Finance III LLC
06-15-12	1.500	3,000,000		3,037,092
Watson Pharmaceuticals, Inc.
Senior Unsecured
08-15-14	5.000	1,762,000		1,919,616

Total				20,310,460

Property & Casualty (0.3%)
The Allstate Corp.
Senior Unsecured
05-16-19	7.450	3,000,000	(k)	3,748,074
The Travelers Companies, Inc.
Senior Unsecured
06-02-19	5.900	1,250,000		1,454,420

Total				5,202,494

Railroads (0.3%)
Burlington Northern Santa Fe LLC
Senior Unsecured
03-01-41	5.050	700,000		697,825

	Coupon	Principal
Issuer	rate	amount		Value(a)
CSX Corp.
Senior Unsecured
03-15-13	5.750	1,000,000		1,101,780
02-01-19	7.375	1,500,000		1,883,082
Union Pacific Corp.
Senior Unsecured
02-15-14	5.125	1,000,000		1,109,969

Total				4,792,656

Refining (0.2%)
Motiva Enterprises LLC
01-15-20	5.750	990,000	(d)	1,132,299
Valero Energy Corp.
Senior Unsecured
02-01-15	4.500	1,970,000	(k)	2,105,672

Total				3,237,971

REITS (0.6%)
AMB Property LP
06-01-13	6.300	1,100,000		1,196,274
Digital Realty Trust LP
07-15-15	4.500	1,000,000	(d)	1,032,426
02-01-20	5.875	1,000,000	(d)	1,063,123
ERP Operating LP
Senior Unsecured
07-15-20	4.750	1,050,000		1,092,300
Kimco Realty Corp.
Senior Unsecured
10-01-19	6.875	910,000		1,059,545
ProLogis
Senior Unsecured
10-30-19	7.375	500,000		504,588
03-15-20	6.875	500,000	(k)	491,556
Reckson Operating Partnership LP
Senior Unsecured
03-15-20	7.750	1,000,000	(d,k)	1,011,450
Simon Property Group LP
Senior Unsecured
02-01-20	5.650	3,900,000	(k)	4,348,188

Total				11,799,450

Restaurants (0.2%)
Yum! Brands, Inc.
Senior Unsecured
03-15-18	6.250	950,000		1,133,346
09-15-19	5.300	1,718,000		1,915,965

Total				3,049,311

Retailers (0.8%)
CVS Caremark Corp.
03-15-19	6.600	3,500,000	(k)	4,247,274
Home Depot, Inc.
Senior Unsecured
03-01-16	5.400	3,230,000	(k)	3,677,630
Limited Brands, Inc.
Senior Unsecured
07-15-17	6.900	1,400,000		1,484,000
Macy’s Retail Holdings, Inc.
03-15-12	5.350	1,000,000	(k)	1,042,500
Wal-Mart Stores, Inc.
04-01-40	5.625	3,500,000		3,965,049

Total				14,416,453

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supermarkets (0.4%)
Delhaize Group SA
06-15-17	6.500	1,867,000	(c)	2,226,179
Safeway, Inc.
Senior Unsecured
08-15-12	5.800	2,000,000		2,162,508
The Kroger Co.
06-15-12	6.200	1,343,000		1,458,376
08-15-17	6.400	1,600,000	(k)	1,912,683

Total				7,759,746

Technology (0.7%)
Cisco Systems, Inc.
Senior Unsecured
02-15-39	5.900	1,900,000	(k)	2,195,821
Intuit, Inc.
Senior Unsecured
03-15-17	5.750	1,000,000		1,132,963
Jabil Circuit, Inc.
Senior Unsecured
07-15-16	7.750	1,610,000	(k)	1,764,963
Oracle Corp.
Senior Notes
07-15-40	5.375	3,800,000	(d)	4,088,393
Xerox Corp.
Senior Unsecured
02-15-15	4.250	2,850,000	(k)	3,060,036
05-15-18	6.350	750,000		870,127

Total				13,112,303

Tobacco (0.1%)
Altria Group, Inc.
08-06-19	9.250	1,525,000	(k)	2,044,203
Wireless (0.8%)
America Movil SAB de CV
03-30-20	5.000	2,000,000	(c)	2,157,074
American Tower Corp
Senior Unsecured
04-01-15	4.625	2,000,000		2,132,938
Cellco Partnership/Verizon Wireless Capital LLC
Senior Unsecured
11-15-18	8.500	3,400,000	(k)	4,629,542
Rogers Communications, Inc.
08-15-18	6.800	500,000	(c)	615,721
SBA Telecommunications, Inc.
08-15-19	8.250	2,000,000		2,200,000
Vodafone Group PLC
Senior Unsecured
12-16-13	5.000	2,800,000	(c)	3,078,200

Total				14,813,475

Wirelines (1.6%)
AT&T, Inc.
Senior Unsecured
11-15-13	6.700	1,000,000	(k)	1,157,860
09-15-14	5.100	1,000,000	(k)	1,122,785
02-15-39	6.550	4,100,000		4,768,193

	Coupon	Principal
Issuer	rate	amount		Value(a)
British Telecommunications PLC
Senior Unsecured
01-15-13	5.150	1,000,000	(c)	1,068,659
01-15-18	5.950	1,400,000	(c)	1,560,800
CenturyLink, Inc.
Senior Unsecured
09-15-39	7.600	1,000,000		978,433
Deutsche Telekom International Finance BV
07-22-13	5.250	4,000,000	(c)	4,396,285
Frontier Communications Corp.
Senior Unsecured
04-15-20	8.500	2,180,000	(k)	2,406,175
Qwest Corp.
Senior Unsecured
03-15-12	8.875	1,250,000		1,371,875
Telecom Italia Capital SA
06-04-18	6.999	2,950,000	(c,k)	3,388,739
Verizon Communications, Inc.
Senior Unsecured
04-01-19	6.350	2,500,000	(k)	3,050,778
04-01-39	7.350	1,520,000		1,951,777
Windstream Corp.
11-01-17	7.875	2,300,000		2,397,750

Total				29,620,109

Total Bonds (Cost: $1,658,805,972)				$1,705,678,139

Municipal Bonds (2.6%)

Issue	Coupon	Principal
description	rate	amount		Value(a)
Bay Area Toll Authority
Revenue Bonds
Build America Bonds
Series 2010-S1
04-01-40	6.918%	$2,750,000		$2,968,158
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
06-01-40	5.846	2,000,000		2,099,880
Kentucky Turnpike Authority
Revenue Bonds
Build America Bonds
Series 2010B
07-01-30	5.722	2,050,000		2,210,515
Los Angeles Community College District
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08-01-49	6.750	1,550,000		1,740,464
Maryland State Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
07-01-41	5.754	300,000		332,772
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (NPFGC/FGIC)
07-01-32	5.250	13,980,000	(h)	16,891,474

Issue	Coupon	Principal
description	rate	amount	Value(a)
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11-15-40	6.687	1,500,000	1,627,155
Missouri Highway & Transportation Commission
Revenue Bonds
Build America Bonds
Series 2009
05-01-33	5.445	1,000,000	1,076,760
Municipal Electric Authority of Georgia
Revenue Bonds
Taxable Build America Bonds
Series 2010
04-01-57	6.637	1,695,000	1,818,938
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01-01-40	7.414	775,000	966,828
New York City Municipal Water Finance Authority
Revenue Bonds
Build America Bonds
Series 2010
06-15-42	5.724	2,000,000	2,165,060
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03-15-40	5.600	1,000,000	1,057,180
Ohio State Water Development Authority
Revenue Bonds
Taxable Loan Fund-Water Quality
Series 2010B-2
12-01-34	4.879	1,160,000	1,213,894
Sacramento Municipal Utility District
Revenue Bonds
Build America Bonds
Series 2010
05-15-36	6.156	1,800,000	1,908,666
San Francisco City & County Public Utilities Commission
Revenue Bonds
Build America Bonds
Series 2010
11-01-40	6.000	1,500,000	1,580,265
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10-01-39	7.300	1,000,000	1,060,310
State of Illinois
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07-01-35	7.350	920,000	961,483
State of Illinois
Unlimited General Obligation
Taxable Pension Bonds
Series 2003
06-01-33	5.100	2,000,000	1,685,340

Issue	Coupon	Principal
description	rate	amount	Value(a)
State of Washington
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
08-01-40	5.140	3,000,000	3,121,710
University of Texas
Revenue Bonds
Build America Bonds
Series 2010D
08-15-42	5.134	2,000,000	2,132,220

Total Municipal Bonds (Cost: $45,925,462)			$48,619,072

FDIC-Insured Debt (1.9%)(g)

		Amount
	Coupon	payable at
Issuer	rate	maturity		Value(a)
Ally Financial, Inc.
FDIC Government Guaranty
10-30-12	1.750%	$10,000,000		$10,231,630
General Electric Capital Corp.
FDIC Government Guaranty
12-28-12	2.625	10,000,000		10,433,374
JPMorgan Chase & Co.
FDIC Government Guaranty
06-15-12	2.200	7,000,000		7,198,212
KeyBank NA
FDIC Government Guaranty
06-15-12	3.200	7,500,000	(k)	7,840,020

Total FDIC-Insured Debt (Cost: $35,357,173)				$35,703,236

Money Market Fund (4.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	86,349,359	(j)	$86,349,359

Total Money Market Fund (Cost: $86,349,359)			$86,349,359

Investments of Cash Collateral Received for Securities on Loan (19.3%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (2.2%)
Antalis US Funding Corp.
10-14-10	0.320%	$9,997,422	$9,997,422
10-25-10	0.501	4,993,681	4,993,681
Argento Variable Funding Company LLC
10-25-10	0.300	3,999,133	3,999,133
Grampian Funding LLC
10-04-10	0.280	4,999,456	4,999,456
10-04-10	0.290	1,999,774	1,999,774
10-08-10	0.290	4,998,832	4,998,832
Rhein-Main Securitisation Ltd.
10-15-10	0.500	9,993,611	9,993,611

Total			40,981,909

Certificates of Deposit (9.7%)
Australia and New Zealand Bank Group
10-25-10	0.350	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	9,994,753	9,994,753

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
11-19-10	0.400	8,000,000	8,000,000
Caisse des Depots
12-13-10	0.345	9,991,287	9,991,287
Credit Industrial et Commercial
10-20-10	0.540	4,000,000	4,000,000
11-05-10	0.500	5,000,191	5,000,191
11-19-10	0.410	5,000,064	5,000,064
Erste Bank der Oesterreichische
10-01-10	0.370	5,000,000	5,000,000
10-13-10	0.310	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-29-10	0.310	6,000,000	6,000,000
KBC Bank NV
10-20-10	0.350	9,997,084	9,997,084
10-25-10	0.350	4,998,445	4,998,445
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	10,000,000	10,000,000
Natixis
12-23-10	0.400	1,998,002	1,998,002
Nordea Bank Finland PLC
10-15-10	0.460	3,995,303	3,995,303
Norinchukin Bank
10-14-10	0.565	3,000,000	3,000,000
10-22-10	0.500	5,000,000	5,000,000
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	1,000,644	1,000,644
11-24-10	0.335	5,000,063	5,000,063
Overseas Chinese Banking Corp.
12-23-10	0.350	9,000,000	9,000,000
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
Skandinaviska Enskilda Banken AB
10-21-10	0.295	9,997,542	9,997,542
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	10,000,000	10,000,000
11-30-10	0.400	1,997,958	1,997,958
The Commonwealth Bank of Australia
10-29-10	0.470	6,000,000	6,000,000
Union Bank of Switzerland
10-18-10	0.455	4,000,000	4,000,000
United Overseas Bank Ltd.
10-12-10	0.280	12,000,000	12,000,000

Total			180,962,632

Commercial Paper (1.1%)
Rheingold Securitization
10-26-10	0.621	4,992,078	4,992,078
Suncorp Metway Ltd. 10-06-10	0.300	14,996,375	14,996,375

Total			19,988,453

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	7,000,000	7,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.9%)(l)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $9,575,039	0.220%	$9,574,981	$9,574,981
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $50,000,528	0.380	50,000,000	50,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $25,000,146	0.210	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $20,000,222	0.400	20,000,000	20,000,000
RBS Securities, Inc. dated 08-18-10, matures 11-04-10, repurchase price $5,001,701	0.350	5,000,000	5,000,000

Total			109,574,981

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $358,507,975)			$358,507,975

Total Investments in Securities
(Cost: $2,184,945,941)(m)			$2,234,857,781

CMO — Collateralized Mortgage Obligation

EUR — European Monetary Unit
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Barclays Bank PLC	Oct. 29, 2010	31,514,203	40,973,664	$—	$(1,982,540)
		(EUR)	(USD)

HSBC Securities (USA), Inc.	Oct. 29, 2010	500,000	671,895	—	(9,642)
		(EUR)	(USD)

Total				$—	$(1,992,182)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,669,705.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.45% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $34,370,774 or 1.85% of net assets.

(e)	These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	This debt is guaranteed under the FDIC’s Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h)	The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

FGIC — Financial Guaranty Insurance Company

NPFGC — National Public Finance Guarantee Corporation

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(k)	At Sept. 30, 2010, security was partially or fully on loan.

(l)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,018,143
Freddie Mac Gold Pool	4,748,337

Total market value of collateral securities	$9,766,480

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$99,171
Fannie Mae Interest Strip	244,342
Fannie Mae Pool	7,159,951
Fannie Mae Principal Strip	269,566
Fannie Mae REMICS	9,262,525
Fannie Mae Whole Loan	230,547
FHLMC Multifamily Structured Pass Through Certificates	82,776
FHLMC Structured Pass Through Securities	449,193
Freddie Mac Non Gold Pool	3,295,413
Freddie Mac Reference REMIC	41,170
Freddie Mac REMICS	2,286,931
Freddie Mac Strips	408,779
Ginnie Mae I Pool	1,281,975
Ginnie Mae II Pool	4,916,735
Government National Mortgage Association	5,192,596
United States Treasury Inflation Indexed Bonds	358,412
United States Treasury Note/Bond	13,186,829
United States Treasury Strip Coupon	1,795,107
United States Treasury Strip Principal	355,973
Cash Collateral In Lieu Of Securities	80,401

Total market value of collateral securities	$50,998,392

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$140,970
Fannie Mae REMICS	8,742,811
Freddie Mac Reference REMIC	281,683
Freddie Mac REMICS	12,451,156
Government National Mortgage Association	3,883,380

Total market value of collateral securities	$25,500,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$18,501,985
Freddie Mac Gold Pool	991,356
Freddie Mac Non Gold Pool	906,659

Total market value of collateral securities	$20,400,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Fannie Mae REMICS	$53,248
Government National Mortgage Association	5,046,836

Total market value of collateral securities	$5,100,084

(m)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $2,184,946,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,474,000
Unrealized depreciation	(562,000)

Net unrealized appreciation	$49,912,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$70,013,444	$—	$70,013,444
U.S. Government Obligations & Agencies	572,483,873	62,857,508	—	635,341,381
Commercial Mortgage-Backed Securities	—	113,127,336	—	113,127,336
Residential Mortgage-Backed Securities	—	379,281,016	—	379,281,016
Corporate Debt Securities	—	507,914,962	—	507,914,962
Municipal Bonds	—	48,619,072	—	48,619,072

Total Bonds	572,483,873	1,181,813,338	—	1,754,297,211

Other
FDIC-Insured Debt Securities	—	35,703,236	—	35,703,236
Affiliated Money Market Fund(c)	86,349,359	—	—	86,349,359
Investments of Cash Collateral Received for Securities on Loan	—	358,507,975	—	358,507,975

Total Other	86,349,359	394,211,211	—	480,560,570

Investments in Securities	658,833,232	1,576,024,549	—	2,234,857,781
Derivatives(d)
Liabilities
Forward Foreign Currency Contracts	—	(1,992,182)	—	(1,992,182)

Total	$658,833,232	$1,574,032,367	$—	$2,232,865,599

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — American Century Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.3%)
Honeywell International, Inc.	379,790		$16,687,973
Rockwell Collins, Inc.	337,120		19,637,240

Total			36,325,213

Air Freight & Logistics (1.9%)
United Parcel Service, Inc., Class B	451,926		30,138,945

Auto Components (1.7%)
BorgWarner, Inc.	513,910	(b,d)	27,041,944

Automobiles (0.7%)
Ford Motor Co.	920,636	(b,d)	11,268,585

Beverages (3.8%)
PepsiCo, Inc.	293,227		19,482,002
The Coca-Cola Co.	713,505		41,754,312

Total			61,236,314

Biotechnology (1.6%)
Alexion Pharmaceuticals, Inc.	73,939	(b)	4,758,714
Amgen, Inc.	194,198	(b)	10,702,252
Gilead Sciences, Inc.	279,328	(b)	9,946,870

Total			25,407,836

Capital Markets (1.5%)
BlackRock, Inc.	58,314		9,927,959
The Charles Schwab Corp.	430,149		5,979,071
The Goldman Sachs Group, Inc.	51,618		7,462,930

Total			23,369,960

Chemicals (2.4%)
EI du Pont de Nemours & Co.	74,057		3,304,423
PPG Industries, Inc.	308,883		22,486,683
Sigma-Aldrich Corp.	196,495	(d)	11,864,368

Total			37,655,474

Commercial Banks (0.4%)
Wells Fargo & Co.	224,100		5,631,633

Communications Equipment (4.5%)
Cisco Systems, Inc.	1,245,544	(b)	27,277,414
F5 Networks, Inc.	125,349	(b)	13,012,480
QUALCOMM, Inc.	608,265		27,444,916
Tellabs, Inc.	560,863	(d)	4,178,429

Total			71,913,239

Issuer	Shares		Value(a)
Computers & Peripherals (8.3%)
Apple, Inc.	259,880	(b)	73,740,949
EMC Corp.	1,308,205	(b,d)	26,569,644
Hewlett-Packard Co.	274,000		11,527,180
NetApp, Inc.	413,999	(b,d)	20,613,010

Total			132,450,783

Consumer Finance (1.4%)
American Express Co.	544,191		22,872,348

Electrical Equipment (2.3%)
Emerson Electric Co.	265,761		13,994,974
Rockwell Automation, Inc.	379,840		23,447,523

Total			37,442,497

Electronic Equipment, Instruments & Components (0.3%)
Jabil Circuit, Inc.	368,013		5,303,067

Energy Equipment & Services (2.6%)
Halliburton Co.	420,237		13,897,238
Schlumberger Ltd.	453,241		27,924,178

Total			41,821,416

Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	373,575	(d)	24,091,852
Wal-Mart Stores, Inc.	217,990		11,666,825

Total			35,758,677

Food Products (2.0%)
General Mills, Inc.	315,353		11,522,999
Kellogg Co.	133,959		6,766,269
Mead Johnson Nutrition Co.	75,677		4,306,778
The Hershey Co.	202,702		9,646,588

Total			32,242,634

Health Care Equipment & Supplies (3.0%)
Covidien PLC	428,030	(c)	17,202,525
Edwards Lifesciences Corp.	92,877	(b,d)	6,227,403
Gen-Probe, Inc.	111,298	(b,d)	5,393,501
Intuitive Surgical, Inc.	23,636	(b,d)	6,706,479
Masimo Corp.	164,419	(d)	4,490,283
Zimmer Holdings, Inc.	159,599	(b,d)	8,351,816

Total			48,372,007

Health Care Providers & Services (2.4%)
Aetna, Inc.	78,013		2,465,991
Express Scripts, Inc.	474,514	(b)	23,108,832
Medco Health Solutions, Inc.	233,208	(b)	12,140,808

Total			37,715,631

Hotels, Restaurants & Leisure (3.0%)
Chipotle Mexican Grill, Inc.	55,090	(b,d)	9,475,480
McDonald’s Corp.	271,118		20,201,002
Starwood Hotels & Resorts Worldwide, Inc.	356,936	(d)	18,756,987

Total			48,433,469

Issuer	Shares		Value(a)
Household Durables (0.5%)
Whirlpool Corp.	88,676	(d)	7,179,209

Household Products (0.8%)
The Procter & Gamble Co.	213,565		12,807,493

Industrial Conglomerates (2.0%)
3M Co.	190,988		16,560,569
Textron, Inc.	714,635	(d)	14,692,896

Total			31,253,465

Insurance (1.6%)
Aflac, Inc.	348,375		18,014,471
Chubb Corp.	64,417	(d)	3,671,125
The Travelers Companies, Inc.	72,325		3,768,133

Total			25,453,729

Internet Software & Services (2.4%)
Akamai Technologies, Inc.	174,882	(b)	8,775,579
Google, Inc., Class A	56,857	(b)	29,894,842

Total			38,670,421

IT Services (2.8%)
IBM Corp.	194,193	(d)	26,049,049
Mastercard, Inc., Class A	80,876		18,116,224

Total			44,165,273

Life Sciences Tools & Services (0.7%)
Bruker Corp.	214,752	(b,d)	3,012,971
Thermo Fisher Scientific, Inc.	153,634	(b)	7,355,995

Total			10,368,966

Machinery (5.1%)
Bucyrus International, Inc.	77,168		5,351,601
Caterpillar, Inc.	221,452	(d)	17,423,843
Deere & Co.	200,824		14,013,499
Eaton Corp.	269,056	(d)	22,194,429
Illinois Tool Works, Inc.	489,861		23,033,265

Total			82,016,637

Media (1.9%)
Scripps Networks Interactive, Inc., Class A	245,463	(d)	11,679,130
The Walt Disney Co.	550,320	(d)	18,221,095

Total			29,900,225

Metals & Mining (2.2%)
Cliffs Natural Resources, Inc.	150,768	(d)	9,637,091
Freeport-McMoRan Copper & Gold, Inc.	192,669		16,452,006
Newmont Mining Corp.	148,856	(d)	9,349,645

Total			35,438,742

Multiline Retail (2.4%)
Kohl’s Corp.	297,949	(b)	15,695,953
Target Corp.	418,628		22,371,481

Total			38,067,434

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (7.0%)
Cimarex Energy Co.	112,360		7,435,985
ConocoPhillips	191,383		10,991,126
EOG Resources, Inc.	67,935		6,315,917
Exxon Mobil Corp.	1,072,348		66,260,382
Occidental Petroleum Corp.	170,322		13,336,212
Southwestern Energy Co.	196,572	(b)	6,573,368

Total			110,912,990

Personal Products (0.9%)
The Estee Lauder Companies, Inc., Class A	216,397	(d)	13,682,782

Pharmaceuticals (3.1%)
Abbott Laboratories	449,833		23,499,276
Allergan, Inc.	218,047		14,506,667
Novo Nordisk A/S, Series B	77,594	(c)	7,701,057
Perrigo Co.	61,919	(d)	3,976,438

Total			49,683,438

Road & Rail (0.8%)
Union Pacific Corp.	150,367		12,300,021

Semiconductors & Semiconductor Equipment (3.0%)
Broadcom Corp., Class A	489,355	(d)	17,318,273
Cree, Inc.	45,496	(b,d)	2,469,978
Linear Technology Corp.	599,371	(d)	18,418,672
Microchip Technology, Inc.	160,580	(d)	5,050,241
Micron Technology, Inc.	681,040	(b,d)	4,910,298

Total			48,167,462

Software (8.6%)
Citrix Systems, Inc.	153,309	(b)	10,461,806
CommVault Systems, Inc.	97,508	(b,d)	2,538,133
Electronic Arts, Inc.	646,608	(b)	10,623,769
Intuit, Inc.	331,082	(b)	14,504,702
Microsoft Corp.	1,522,262		37,280,196
Oracle Corp.	1,418,851		38,096,150
Quest Software, Inc.	190,523	(b,d)	4,684,961
Salesforce.com, Inc.	62,959	(b,d)	7,038,816
Symantec Corp.	474,719	(b)	7,201,487
VMware, Inc., Class A	77,261	(b,d)	6,562,549

Total			138,992,569

Specialty Retail (3.4%)
Home Depot, Inc.	883,679	(d)	27,994,951
Limited Brands, Inc.	453,733		12,150,970
OfficeMax, Inc.	393,660	(b,d)	5,153,009
Williams-Sonoma, Inc.	284,877	(d)	9,030,601

Total			54,329,531

Wireless Telecommunication Services (1.7%)
American Tower Corp., Class A	297,078	(b)	15,228,219
Crown Castle International Corp.	269,575	(b,d)	11,901,736

Total			27,129,955

Total Common Stocks (Cost: $1,483,709,737)			$1,582,922,014

Exchange-Traded Funds (0.2%)

	Shares	Value(a)
iShares Russell 1000 Growth Index Fund	52,863	$2,715,572

Total Exchange-Traded Funds (Cost: $2,676,444)		$2,715,572

Money Market Fund (0.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	10,783,721	(f)	$10,783,721

Total Money Market Fund (Cost: $10,783,721)			$10,783,721

Investments of Cash Collateral Received for Securities on Loan (16.2%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.1%)
Antalis US Funding Corp.
10-14-10	0.320%	$7,997,938	$7,997,938
10-25-10	0.501	4,993,681	4,993,681
Argento Variable Funding Company LLC
10-12-10	0.300	3,998,933	3,998,933
Grampian Funding LLC
10-04-10	0.280	4,999,456	4,999,456
10-08-10	0.290	4,998,832	4,998,832
Rhein-Main Securitisation Ltd.
10-15-10	0.500	5,996,167	5,996,167

Total			32,985,007

Certificates of Deposit (9.5%)
Australia and New Zealand Bank Group
10-25-10	0.350	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,376	4,997,376
11-22-10	0.307	4,997,358	4,997,358
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
12-23-10	0.350	4,995,580	4,995,580
Credit Industrial et Commercial
10-20-10	0.540	4,000,000	4,000,000
11-19-10	0.410	5,000,064	5,000,064
DZ Bank AG
11-16-10	0.360	10,000,000	10,000,000
Erste Bank der Oesterreichische
10-13-10	0.310	10,000,000	10,000,000
KBC Bank NV
10-22-10	0.350	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	5,000,000	5,000,000
Natixis
12-23-10	0.400	7,492,424	7,492,424
Nordea Bank Finland PLC
10-15-10	0.460	4,994,129	4,994,129
Norinchukin Bank
10-14-10	0.565	4,000,000	4,000,000
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	1,000,644	1,000,644
11-24-10	0.335	4,000,051	4,000,051

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Pohjola Bank PLC
12-16-10	0.415	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	4,000,000	4,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	10,000,000	10,000,000
10-20-10	0.290	5,000,000	5,000,000
The Commonwealth Bank of Australia
10-29-10	0.470	5,000,000	5,000,000
Union Bank of Switzerland
10-18-10	0.455	6,000,000	6,000,000
United Overseas Bank Ltd.
10-12-10	0.280	10,000,000	10,000,000

Total			150,468,954

Commercial Paper (0.9%)
Rheingold Securitization
10-26-10	0.621	4,992,078	4,992,078
Suncorp Metway Ltd.
10-06-10	0.300	9,997,583	9,997,583

Total			14,989,661

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (3.4%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $2,989,393	0.220%	$2,989,375	$2,989,375
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,167	0.400	15,000,000	15,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $30,000,333	0.400	30,000,000	30,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000
RBS Securities, Inc. dated 08-18-10, matures 11-04-10, repurchase price $5,001,701	0.350	5,000,000	5,000,000

Total			54,989,375

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $258,432,997)			$258,432,997

Total Investments in Securities
(Cost: $1,755,602,899)			$1,854,854,304

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

		Currency to be	Currency to be	Unrealized	Unrealized
Counterparty	Exchange date	delivered	received	appreciation	depreciation

UBS Securities	Oct. 29, 2010	26,882,441	4,864,773	$—	$(52,481)
		(DKK)	(USD)
Notes to Portfolio of Investments

DKK — Danish Krone

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.56% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$1,566,699
Freddie Mac Gold Pool	1,482,463

Total market value of collateral securities	$3,049,162

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

Nomura Securities (0.400%)

Security description	Value (a)

Fannie Mae Pool	$19,271,122
Freddie Mac Gold Pool	11,328,878

Total market value of collateral securities	$30,600,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Fannie Mae REMICS	$53,248
Government National Mortgage Association	5,046,836

Total market value of collateral securities	$5,100,084

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,582,922,014	$—	$—	$1,582,922,014

Total Equity Securities	1,582,922,014	—	—	1,582,922,014

Other
Exchange-Traded Funds	2,715,572	—	—	2,715,572
Affiliated Money Market Fund(c)	10,783,721	—	—	10,783,721
Investments of Cash Collateral Received for Securities on Loan	—	258,432,997	—	258,432,997

Total Other	13,499,293	258,432,997	—	271,932,290

Investments in Securities	1,596,421,307	258,432,997	—	1,854,854,304
Derivatives(d)
Liabilities
Forward Foreign Currency Contracts	—	(52,481)	—	(52,481)

Total	$1,596,421,307	$258,380,516	$—	$1,854,801,823

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — Columbia Wanger International Equities Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.6%)(c)

Issuer	Shares		Value(a)
Australia (2.4%)
Billabong International Ltd.	190,000	(f)	$1,463,571
Cochlear Ltd.	28,305		1,921,814
Hastie Group Ltd.	967,610		1,472,932
SAI Global Ltd.	644,411	(f)	2,721,738
Seek Ltd.	65,007	(f)	469,963
UGL Ltd.	215,962	(f)	3,103,775

Total			11,153,793

Belgium (0.6%)
Eurofins Scientific	52,600		2,702,735

Bermuda (0.3%)
Textainer Group Holdings Ltd.	48,028	(f)	1,284,269

Brazil (3.9%)
Localiza Rent A Car SA	430,000		7,170,905
Mills Estruturas e Servicos de Engenharia SA	270,000	(b)	2,684,033
MRV Engenharia e Participacoes SA	268,500		2,580,204
Natura Cosmeticos SA	105,000		2,838,291
PDG Realty SA Empreendimentos e Participacoes	223,710		2,661,765

Total			17,935,198

Canada (5.4%)
AG Growth International, Inc.	73,874	(f)	2,882,573
Baytex Energy Trust Unit	67,733		2,453,980
Black Diamond Group Ltd.	66,697		1,167,700
Bowood Energy, Inc.	320,000	(b)	133,761
CCL Industries, Inc., Class B	142,468		4,010,764
DeeThree Exploration Ltd.	116,000	(b)	400,311
Eldorado Gold Corp.	66,149		1,223,052
Guyana Goldfields, Inc.	122,265	(b)	1,240,835
Horizon North Logistics, Inc.	202,409	(b)	426,973
Ivanhoe Mines Ltd.	146,184	(b)	3,426,688
Pan Orient Energy Corp.	132,433	(b)	961,674
Ritchie Bros Auctioneers, Inc.	60,404	(f)	1,254,591
ShawCor Ltd., Class A	152,138		4,436,803
Tahoe Resources, Inc.	90,900	(b)	809,414
Tesco Corp.	28,817	(b)	346,669
Westfire Energy Ltd.	4,400	(b)	24,081

Total			25,199,869

Chile (0.8%)
Sociedad Quimica y Minera de Chile SA, ADR	76,684	(f)	3,699,236

China (4.9%)
China Communications Services Corp., Ltd., Series H	2,570,000		1,523,709
China Yurun Food Group Ltd.	964,000		3,578,330

Issuer	Shares		Value(a)
Jiangsu Expressway Co., Ltd., Series H	4,000,000	(f)	4,191,424
Mindray Medical International Ltd., ADR	98,950	(f)	2,925,952
New Oriental Education & Technology Group, ADR	24,760	(b)	2,416,081
Shandong Weigao Group Medical Polymer Co., Ltd., Series H	1,172,284		3,339,152
Sino-Ocean Land Holdings Ltd.	1,700,000	(f)	1,180,997
Zhaojin Mining Industry Co., Ltd., Series H	1,239,230		3,817,340

Total			22,972,985

Czech Republic (0.5%)
Komercni Banka AS	10,641		2,323,347

Denmark (0.9%)
Novozymes A/S, Series B	27,224		3,463,949
SimCorp A/S	6,000		956,075

Total			4,420,024

Finland (1.2%)
Poyry OYJ	156,204	(f)	2,374,426
Stockmann OYJ Abp, Series B	86,103		3,353,668

Total			5,728,094

France (4.1%)
Gemalto NV	33,000	(f)	1,354,391
Hi-Media SA	150,963	(b,f)	660,643
Mersen	47,000		2,030,861
Neopost SA	60,000	(f)	4,465,354
Norbert Dentressangle SA	16,516		1,322,155
Pierre & Vacances	28,000		1,820,824
Rubis	24,000	(f)	2,455,250
Saft Groupe SA	82,000		3,197,213
Teleperformance	59,000		1,681,086

Total			18,987,777

Germany (3.7%)
CTS Eventim AG	54,268	(f)	2,809,527
Deutsche Beteiligungs AG	27,524		705,441
ElringKlinger AG	45,000		1,439,543
QIAGEN NV	57,830	(b)	1,034,771
Rational AG	9,798		2,075,774
Rhoen Klinikum AG	107,600		2,374,196
Tognum AG	34,303		759,702
Vossloh AG	26,800	(f)	2,853,132
Wincor Nixdorf AG	12,805		834,884
Wirecard AG	189,465	(f)	2,580,394

Total			17,467,364

Greece (0.5%)
Intralot SA-Integrated Lottery Systems & Services	559,800		2,167,419

Hong Kong (3.8%)
China Green Holdings Ltd.	2,950,000	(f)	2,851,638
Hong Kong Exchanges and Clearing Ltd.	180,000	(f)	3,544,924
Lifestyle International Holdings Ltd.	1,970,981		4,867,310
Melco Crown Entertainment Ltd., ADR	443,900	(b,f)	2,259,451
REXLot Holdings Ltd.	21,354,050	(f)	2,036,681
Wasion Group Holdings Ltd.	2,524,897		1,936,296

Total			17,496,300

Issuer	Shares		Value(a)
Ireland (1.2%)
Paddy Power PLC	51,151		1,797,747
United Drug PLC	1,050,000		3,577,232

Total			5,374,979

Israel (1.0%)
Israel Chemicals Ltd.	347,118		4,887,649

Italy (2.6%)
Ansaldo STS SpA	181,000	(f)	2,341,728
CIR — Compagnie Industriali Riunite SpA	752,713	(b,f)	1,535,156
Credito Emiliano SpA	373,044	(f)	2,545,398
Terna Rete Elettrica Nazionale SpA	685,000		2,911,311
Tod’s SpA	30,000		2,848,207

Total			12,181,800

Japan (17.1%)
Advance Residence Investment Corp.	2,698	(b)	4,547,844
Aeon Delight Co., Ltd.	164,220		3,073,100
Aeon Mall Co., Ltd.	80,601		1,959,260
Ain Pharmaciez, Inc.	61,197	(f)	2,129,834
As One Corp.	14,786		285,552
Asahi Diamond Industrial Co., Ltd.	44,200		852,546
Asics Corp.	169,526	(f)	1,728,365
Benesse Holdings, Inc.	36,297		1,748,100
Daiseki Co., Ltd.	70,024		1,318,770
Fukuoka REIT Co.	302		1,921,193
Glory Ltd.	86,920	(f)	2,122,235
Gree, Inc.	110,000		1,788,307
Hamamatsu Photonics KK	63,160	(f)	2,060,436
Hoshizaki Electric Co., Ltd.	118,000		2,120,522
Ibiden Co., Ltd.	63,253	(f)	1,605,764
Icom, Inc.	59,086	(f)	1,541,035
Japan Airport Terminal Co., Ltd.	89,519		1,480,007
Jupiter Telecommunications Co., Ltd.	2,136		2,303,103
Kakaku.com, Inc.	320		1,853,600
Kamigumi Co., Ltd.	292,055		2,169,332
Kansai Paint Co., Ltd.	635,211	(f)	5,410,747
Kintetsu World Express, Inc.	77,108		1,818,002
Makita Corp.	45,489		1,442,547
Miura Co., Ltd.	52,292		1,183,414
Nakanishi, Inc.	23,439		2,597,469
Nippon Accommodations Fund, Inc.	343		1,970,391
Nippon Sheet Glass Co., Ltd.	160,000	(f)	348,868
Olympus Corp.	71,161	(f)	1,863,639
Orix JREIT, Inc.	503		2,452,630
Osaka Securities Exchange Co., Ltd.	453		2,222,397
Pigeon Corp.	34,100	(f)	1,084,239
Point, Inc.	35,078		1,592,735
Rohto Pharmaceutical Co., Ltd.	133,522		1,663,626
Seven Bank Ltd.	1,469	(f)	2,631,071
Start Today Co., Ltd.	763	(f)	2,128,941
Suruga Bank Ltd.	155,666	(f)	1,372,591
Tamron Co., Ltd.	83,800		1,717,764
Torishima Pump Manufacturing Co., Ltd.	84,771	(f)	1,362,917
Tsumura & Co.	70,380	(f)	2,188,888
Ushio, Inc.	84,501	(f)	1,422,354
Wacom Co., Ltd.	1,889		2,342,297
Zenrin Co., Ltd.	71,177		770,011

Total			80,196,443

Issuer	Shares		Value(a)
Luxembourg (0.4%)
L’Occitane International SA	717,879	(b)	1,998,555

Malaysia (0.2%)
PureCircle Ltd.	311,357	(b)	733,620

Mexico (0.8%)
Grupo Aeroportuario del Sureste SAB de CV, ADR	46,900		2,226,812
Urbi Desarrollos Urbanos SAB de CV	608,191	(b,f)	1,273,792

Total			3,500,604

Netherlands (6.2%)
Aalberts Industries NV	176,754		2,910,903
Arcadis NV	99,412		2,227,410
Core Laboratories NV	18,322		1,613,069
Fugro NV-CVA	65,470	(f)	4,305,228
Imtech NV	171,036		5,429,443
Koninklijke Vopak NV	92,545		4,417,094
Ten Cate NV	109,148		3,547,429
Unit 4 NV	131,386		3,582,371
USG People NV	81,953	(b)	1,288,766

Total			29,321,713

Norway (0.1%)
Atea ASA	29,500		233,884

Portugal (0.8%)
Banco Comercial Portugues SA, Series R	1,474,231	(f)	1,284,275
REN — Redes Energeticas Nacionais SA	647,000		2,359,498

Total			3,643,773

Singapore (4.9%)
Ascendas Real Estate Investment Trust	1,779,279		2,963,661
CDL Hospitality Trusts	2,072,537		3,357,548
Goodpack Ltd.	874,400		1,270,234
Mapletree Logistics Trust	6,035,111	(f)	3,993,418
Olam International Ltd.	3,311,266		8,210,167
Singapore Exchange Ltd.	444,797	(f)	3,051,467

Total			22,846,495

South Africa (3.2%)
Mr Price Group Ltd.	409,231		3,231,545
Naspers Ltd., Series N	180,100		8,812,359
Northam Platinum Ltd.	400,000	(f)	2,641,206

Total			14,685,110

South Korea (3.0%)
MegaStudy Co., Ltd.	15,400		2,277,579
Mirae Asset Securities Co., Ltd.	40,407		2,119,595
NHN Corp.	26,300	(b)	4,521,755
Taewoong Co., Ltd.	19,700		1,040,298
Woongjin Coway Co., Ltd.	99,300		3,867,474

Total			13,826,701

Issuer	Shares		Value(a)
Spain (0.5%)
Red Electrica Corp. SA	50,500		2,374,866

Sweden (2.4%)
East Capital Explorer AB	95,877	(b)	1,021,149
Hexagon AB, Series B	334,173		7,172,861
Sweco AB, Series B	345,805		2,887,398

Total			11,081,408

Switzerland (3.2%)
Aryzta AG	26,421		1,163,799
Bank Sarasin & Cie AG, Series B	61,120		2,364,410
Geberit AG	15,959		2,843,149
Kuehne & Nagel International AG	28,913		3,473,210
Partners Group Holding AG	15,900	(f)	2,635,163
Sika AG	1,424		2,628,232

Total			15,107,963

Taiwan (2.6%)
Everlight Electronics Co., Ltd.	1,230,000		3,461,295
Formosa International Hotels Corp.	174,790		2,853,851
Simplo Technology Co., Ltd.	734,580		4,186,043
Yuanta Financial Holding Co., Ltd.	2,300,000		1,399,027

Total			11,900,216

United Kingdom (7.8%)
Abcam PLC	58,300		1,581,547
Archipelago Resources PLC	1,845,500	(b)	1,166,812
Charles Taylor Consulting PLC	1,057,000		3,030,114
Chemring Group PLC	77,820		3,674,526
Cobham PLC	778,586		2,825,138
Intertek Group PLC	196,438		5,646,738
Micro Focus International PLC	350,000		2,097,412
N Brown Group PLC	197,400		720,307
Petropavlovsk PLC	154,000		2,685,127
Premier Oil PLC	26,000	(b)	675,507
Rotork PLC	60,672		1,639,222
RPS Group PLC	409,158		1,201,860
Serco Group PLC	596,077		5,758,357
Smith & Nephew PLC	111,209		1,014,059
Tullow Oil PLC	61,386		1,228,457
Workspace Group PLC	4,809,000		1,624,106

Total			36,569,289

United States (3.6%)
Alexion Pharmaceuticals, Inc.	55,600	(b)	3,578,416
Atwood Oceanics, Inc.	119,919	(b)	3,651,534
BioMarin Pharmaceutical, Inc.	64,883	(b,f)	1,450,135
Bristow Group, Inc.	34,989	(b,f)	1,262,403
Central European Distribution Corp.	79,527	(b,f)	1,775,043
FMC Technologies, Inc.	29,213	(b,f)	1,994,956
Oceaneering International, Inc.	16,958	(b)	913,358
World Fuel Services Corp.	80,015	(f)	2,081,190

Total			16,707,035

Total Common Stocks (Cost: $382,032,569)			$440,710,513

Preferred Stocks (1.0%)(c)

Issuer	Shares	Value(a)
Brazil
Suzano Papel e Celulose SA	481,000	$4,542,620

Total Preferred Stocks (Cost: $4,138,774)		$4,542,620

Rights (—%)(c)

Issuer	Shares		Value(a)
Singapore
Mapletree Logistics Trust	482,808	(b)	$20,197

Total Rights (Cost: $—)			$20,197

Money Market Fund (4.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	21,170,363	(d)	$21,170,363

Total Money Market Fund (Cost: $21,170,363)			$21,170,363

Investments of Cash Collateral Received for Securities on Loan (11.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.4%)
Antalis US Funding Corp.
10-07-10	0.310%	$1,999,501	$1,999,501

Commercial Paper (0.2%)
Suncorp Metway Ltd.
10-06-10	0.300	999,758	999,758

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (11.0%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $15,086,282	0.220%	$15,086,190	$15,086,190
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $12,000,127	0.380	12,000,000	12,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $5,000,042	0.300	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $19,000,211	0.400	19,000,000	19,000,000

Total			51,086,190

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $54,085,449)			$54,085,449

Total Investments in Securities
(Cost: $461,427,155)(g)			$520,529,142

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of
Industry	net assets	Value(a)

Aerospace & Defense	1.4%	$6,499,664
Air Freight & Logistics	0.9	4,410,391
Auto Components	0.3	1,439,543
Beverages	0.4	1,775,043
Biotechnology	1.4	6,610,098
Building Products	1.0	4,664,949
Capital Markets	2.2	10,244,785
Chemicals	4.3	20,089,813
Commercial Banks	2.2	10,156,682
Commercial Services & Supplies	3.0	14,201,351
Communications Equipment	0.3	1,541,035
Computers & Peripherals	1.9	8,717,615
Construction & Engineering	2.9	13,648,026
Construction Materials	0.6	2,684,033
Containers & Packaging	0.9	4,010,764
Diversified Consumer Services	1.4	6,441,760
Diversified Financial Services	1.9	8,818,788
Diversified Telecommunication Services	0.3	1,523,709
Electric Utilities	1.1	5,286,177
Electrical Equipment	1.6	7,410,130
Electronic Equipment, Instruments & Components	2.3	10,703,013
Energy Equipment & Services	4.0	18,524,020
Food & Staples Retailing	2.2	10,340,001
Food Products	1.8	8,327,387
Gas Utilities	0.5	2,455,250
Health Care Equipment & Supplies	2.9	13,662,085
Health Care Providers & Services	1.3	6,236,980
Hotels, Restaurants & Leisure	2.8	12,935,973
Household Durables	2.2	10,383,235
Household Products	0.2	1,084,239
Industrial Conglomerates	0.3	1,535,156
Insurance	0.7	3,030,114
Internet & Catalog Retail	0.6	2,849,248
Internet Software & Services	1.8	8,163,662
IT Services	0.6	2,814,278
Leisure Equipment & Products	0.4	1,717,764
Life Sciences Tools & Services	0.8	3,737,506
Machinery	6.1	28,019,722
Marine	0.7	3,473,210
Media	3.3	15,355,643
Metals & Mining	3.7	17,010,474
Multiline Retail	1.8	8,220,978
Multi-Utilities	0.5	2,359,498
Office Electronics	1.0	4,465,354
Oil, Gas & Consumable Fuels	1.7	7,958,961
Paper & Forest Products	1.0	4,542,620
Personal Products	1.0	4,836,846
Pharmaceuticals	0.8	3,852,514
Professional Services	3.0	14,182,717
Real Estate Investment Trusts (REITs)	5.0	22,850,988
Real Estate Management & Development	0.7	3,140,257
Road & Rail	1.5	7,170,905
Software	1.4	6,635,858
Specialty Retail	1.0	4,824,280
Textiles, Apparel & Luxury Goods	2.1	9,587,572
Trading Companies & Distributors	0.3	1,284,269
Transportation Infrastructure	3.6	16,826,397
Other(1)	16.2	75,255,812

Total		$520,529,142

(1)	Cash & Cash Equivalents
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Morgan Stanley	Oct. 1, 2010	202,204	275,807	$141	$—
		(EUR)	(USD)

BNY Brokerage Inc.	Oct. 1, 2010	4525	7152	43	—
		(GBP)	(USD)

Morgan Stanley	Oct. 1, 2010	4,687,529	55,937	—	(221)
		(JPY)	(USD)

State Street Bank & Trust Company	Oct. 1, 2010	19,511	14,806	—	(34)
		(SGD)	(USD)

BNY Brokerage Inc.	Oct. 1, 2010	791,226	582,340	2,679	—
		(USD)	(EUR)

Morgan Stanley	Oct. 1, 2010	540,602	45,302,487	2,137	—
		(USD)	(JPY)

State Street Bank & Trust Company	Oct. 1, 2010	475,073	39,768,385	1,366	—
		(USD)	(JPY)

Morgan Stanley	Oct. 1, 2010	8,959	11,810	24	—
		(USD)	(SGD)

Morgan Stanley	Oct. 4, 2010	5,411	8,549	49	—
		(GBP)	(USD)

Morgan Stanley	Oct. 4, 2010	352,569	45,446	4	—
		(HKD)	(USD)

Morgan Stanley	Oct. 4, 2010	7,788,812	93,123	—	(189)
		(JPY)	(USD)

Morgan Stanley	Oct. 4, 2010	62,571	47,546	—	(43)
		(SGD)	(USD)

Morgan Stanley	Oct. 4, 2010	748,348	548,642	—	(384)
		(USD)	(EUR)

Morgan Stanley	Oct. 4, 2010	159,112	1,234,391	—	(14)
		(USD)	(HKD)

Morgan Stanley	Oct. 4, 2010	395,724	33,098,322	806	—
		(USD)	(JPY)

State Street Bank & Trust Company	Oct. 5, 2010	9,379	14,740	8	—
		(GBP)	(USD)

BNY Brokerage Inc.	Oct. 5, 2010	307,012	39,558	—	(12)
		(HKD)	(USD)

BNY Brokerage Inc.	Oct. 5, 2010	7,718,454	92,659	189	—
		(JPY)	(USD)

BNY Brokerage Inc.	Oct. 5, 2010	27,290	20,758	2	—
		(SGD)	(USD)

State Street Bank & Trust Company	Oct. 5, 2010	100,686	73,952	133	—
		(USD)	(EUR)

BNY Brokerage Inc.	Oct. 5, 2010	23,124	179,464	7	—
		(USD)	(HKD)

BNY Brokerage Inc.	Oct. 5, 2010	570,547	47,526,545	—	(1,162)
		(USD)	(JPY)

BNY Brokerage Inc.	Oct. 5, 2010	9,228	12,132	—	(1)
		(USD)	(SGD)

Total				$7,588	$(2,060)

Notes to Portfolio of Investments
ADR — American Depositary Receipt

EUR — European Monetary Unit

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

SGD — Singapore Dollar

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$7,906,508
Freddie Mac Gold Pool	7,481,406

Total market value of collateral securities	$15,387,914

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$23,801
Fannie Mae Interest Strip	58,642
Fannie Mae Pool	1,718,388
Fannie Mae Principal Strip	64,696
Fannie Mae REMICS	2,223,006
Fannie Mae Whole Loan	55,331
FHLMC Multifamily Structured Pass Through Certificates	19,866
FHLMC Structured Pass Through Securities	107,806
Freddie Mac Non Gold Pool	790,899
Freddie Mac Reference REMIC	9,881
Freddie Mac REMICS	548,863
Freddie Mac Strips	98,107
Ginnie Mae I Pool	307,674
Ginnie Mae II Pool	1,180,017
Government National Mortgage Association	1,246,223
United States Treasury Inflation Indexed Bonds	86,019
United States Treasury Note/Bond	3,164,839
United States Treasury Strip Coupon	430,826
United States Treasury Strip Principal	85,434
Cash Collateral In Lieu Of Securities	19,296

Total market value of collateral securities	$12,239,614

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,639,165
Fannie Mae REMICS	1,563,690
Government National Mortgage Association	897,152

Total market value of collateral securities	$5,100,007

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$17,576,885
Freddie Mac Gold Pool	941,788
Freddie Mac Non Gold Pool	861,327

Total market value of collateral securities	$19,380,000

(f)	At Sept. 30, 2010, security was partially or fully on loan.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $461,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$65,194,000
Unrealized depreciation	(6,092,000)

Net unrealized appreciation	$59,102,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$440,710,513	$—	$—	$440,710,513
Preferred Stocks	4,542,620	—	—	4,542,620
Rights
Real Estate Investment Trusts (REITs)	—	20,197	—	20,197

Total Equity Securities	445,253,133	20,197	—	445,273,330

Other
Affiliated Money Market Fund(c)	21,170,363	—	—	21,170,363
Investments of Cash Collateral Received for Securities on Loan	—	54,085,449	—	54,085,449

Total Other	21,170,363	54,085,449	—	75,255,812

Investments in Securities	466,423,496	54,105,646	—	520,529,142
Derivatives(d)
Assets
Forward Foreign Currency Contracts	—	7,588	—	7,588
Liabilities
Forward Foreign Currency Contracts	—	(2,060)	—	(2,060)

Total	$466,423,496	$54,111,174	$—	$520,534,670

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — Columbia Wanger U.S. Equities Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.7%)
HEICO Corp., Class A	42,000		$1,430,940
Moog, Inc., Class A	77,000	(b,e)	2,734,270

Total			4,165,210

Air Freight & Logistics (0.1%)
Forward Air Corp.	26,300	(e)	683,800

Auto Components (0.5%)
Drew Industries, Inc.	127,000	(b,e)	2,649,220

Automobiles (0.3%)
Thor Industries, Inc.	55,000	(e)	1,837,000

Biotechnology (5.3%)
Acorda Therapeutics, Inc.	74,000	(b,e)	2,443,480
Alexion Pharmaceuticals, Inc.	93,000	(b)	5,985,480
Allos Therapeutics, Inc.	343,900	(b,e)	1,623,208
Amylin Pharmaceuticals, Inc.	52,000	(b,e)	1,084,200
Anthera Pharmaceuticals, Inc.	71,000	(b,e)	297,490
Array Biopharma, Inc.	205,000	(b)	662,150
BioMarin Pharmaceutical, Inc.	96,000	(b,e)	2,145,600
Cepheid, Inc.	146,000	(b,e)	2,731,660
Chelsea Therapeutics International, Ltd.	176,600	(b)	904,192
Human Genome Sciences, Inc.	57,000	(b,e)	1,698,030
Idenix Pharmaceuticals, Inc.	132,000	(b)	409,200
Isis Pharmaceuticals, Inc.	154,000	(b,e)	1,293,600
Micromet, Inc.	143,000	(b,e)	960,960
Nanosphere, Inc.	94,000	(b,e)	472,820
NPS Pharmaceuticals, Inc.	213,000	(b,e)	1,456,920
Onyx Pharmaceuticals, Inc.	46,000	(b,e)	1,213,480
Seattle Genetics, Inc.	187,900	(b,e)	2,918,087
United Therapeutics Corp.	38,000	(b,e)	2,128,380

Total			30,428,937

Capital Markets (1.6%)
Eaton Vance Corp.	99,000		2,874,960
Investment Technology Group, Inc.	54,000	(b,e)	767,880
MF Global Holdings Ltd.	265,000	(b,e)	1,908,000
SEI Investments Co.	185,000		3,762,900

Total			9,313,740

Chemicals (0.6%)
Albemarle Corp.	71,000		3,323,510

Commercial Banks (5.4%)
Associated Banc-Corp.	143,000	(e)	1,886,170
City National Corp.	37,000	(e)	1,963,590

Issuer	Shares		Value(a)
CVB Financial Corp.	80,000	(e)	600,800
First Busey Corp.	266,000	(e)	1,210,300
Green Bankshares, Inc.	83,709	(b,e)	568,384
Guaranty Bancorp	291,000	(b,e)	462,690
Lakeland Financial Corp.	170,000	(e)	3,172,200
MB Financial, Inc.	196,000	(e)	3,179,120
Pacific Continental Corp.	155,295	(e)	1,405,420
Sandy Spring Bancorp, Inc.	57,000	(e)	883,500
SVB Financial Group	64,000	(b,e)	2,708,480
TCF Financial Corp.	271,000	(e)	4,387,490
Valley National Bancorp	386,000		4,979,400
Whitney Holding Corp.	251,000	(e)	2,050,670
Wilmington Trust Corp.	155,000	(e)	1,391,900

Total			30,850,114

Commercial Services & Supplies (2.1%)
Herman Miller, Inc.	121,000	(e)	2,381,280
Knoll, Inc.	419,000		6,498,690
McGrath Rentcorp	136,100	(e)	3,259,595

Total			12,139,565

Communications Equipment (3.1%)
Blue Coat Systems, Inc.	130,000	(b,e)	3,127,800
CommScope, Inc.	34,000	(b,e)	807,160
Finisar Corp.	344,800	(b,e)	6,478,792
Infinera Corp.	45,000	(b,e)	525,150
Ixia	78,200	(b)	969,680
Netgear, Inc.	77,000	(b,e)	2,079,770
Polycom, Inc.	127,000	(b)	3,464,560

Total			17,452,912

Computers & Peripherals (0.1%)
Avid Technology, Inc.	31,000	(b,e)	406,410

Consumer Finance (0.1%)
World Acceptance Corp.	10,000	(b,e)	441,600

Diversified Consumer Services (0.6%)
ITT Educational Services, Inc.	47,700	(b,e)	3,351,879

Diversified Financial Services (0.6%)
Leucadia National Corp.	148,000	(b)	3,495,760

Diversified Telecommunication Services (3.7%)
AboveNet, Inc.	78,000	(b,e)	4,063,020
Cogent Communications Group, Inc.	11,000	(b,e)	104,170
Globalstar, Inc.	31,000	(b,e)	53,940
PAETEC Holding Corp.	825,000	(b,e)	3,390,750
tw telecom, inc.	732,000	(b)	13,593,240

Total			21,205,120

Electrical Equipment (4.6%)
Acuity Brands, Inc.	119,500	(e)	5,286,680
AMETEK, Inc.	251,000		11,990,270
GrafTech International Ltd.	189,900	(b,e)	2,968,137
II-VI, Inc.	156,000	(b,e)	5,823,480

Total			26,068,567

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (3.7%)
Amphenol Corp., Class A	119,000		5,828,620
IPG Photonics Corp.	448,000	(b,e)	10,814,720
Plexus Corp.	125,000	(b,e)	3,668,750
Sanmina-SCI Corp.	85,000	(b,e)	1,026,800

Total			21,338,890

Energy Equipment & Services (5.5%)
Atwood Oceanics, Inc.	282,900	(b,e)	8,614,305
Bristow Group, Inc.	70,000	(b,e)	2,525,600
Core Laboratories NV	40,000	(c,e)	3,521,600
Exterran Holdings, Inc.	79,000	(b,e)	1,794,090
FMC Technologies, Inc.	202,400	(b)	13,821,896
Oceaneering International, Inc.	12,000	(b)	646,320
Tesco Corp.	37,000	(b,c)	445,110

Total			31,368,921

Food Products (0.4%)
Diamond Foods, Inc.	57,000	(e)	2,336,430

Gas Utilities (0.1%)
EQT Corp.	14,000		504,840

Health Care Equipment & Supplies (1.1%)
American Medical Systems Holdings, Inc.	32,000	(b,e)	626,560
Gen-Probe, Inc.	29,000	(b)	1,405,340
IDEXX Laboratories, Inc.	22,000	(b,e)	1,357,840
Orthofix International NV	64,000	(b,c,e)	2,010,880
Sirona Dental Systems, Inc.	31,000	(b,e)	1,117,240

Total			6,517,860

Health Care Providers & Services (0.7%)
Mednax, Inc.	16,000	(b)	852,800
PSS World Medical, Inc.	142,000	(b,e)	3,035,960

Total			3,888,760

Health Care Technology (0.3%)
Quality Systems, Inc.	22,000	(e)	1,458,820

Hotels, Restaurants & Leisure (5.0%)
Bally Technologies, Inc.	156,000	(b)	5,452,200
Gaylord Entertainment Co.	362,000	(b,e)	11,041,000
Life Time Fitness, Inc.	99,000	(b,e)	3,907,530
Penn National Gaming, Inc.	134,000	(b)	3,967,740
PF Chang’s China Bistro, Inc.	4,000	(e)	184,800
Pinnacle Entertainment, Inc.	287,000	(b,e)	3,200,050
WMS Industries, Inc.	27,000	(b,e)	1,027,890

Total			28,781,210

Household Durables (0.7%)
Cavco Industries, Inc.	66,000	(b)	2,370,060
Jarden Corp.	57,000		1,774,410

Total			4,144,470

Insurance (0.6%)
Delphi Financial Group, Inc., Class A	43,000	(e)	1,074,570
Markel Corp.	4,000	(b)	1,378,360
Tower Group, Inc.	47,000	(e)	1,097,450

Total			3,550,380

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.3%)
Gaiam, Inc., Class A	8,000		53,520
Shutterfly, Inc.	72,900	(b,e)	1,894,671

Total			1,948,191

Internet Software & Services (1.8%)
Art Technology Group, Inc.	1,136,000	(b,e)	4,691,680
Constant Contact, Inc.	37,000	(b,e)	792,910
Equinix, Inc.	37,000	(b,e)	3,786,950
TheStreet.com, Inc.	344,000	(e)	966,640

Total			10,238,180

IT Services (1.6%)
Acxiom Corp.	62,000	(b,e)	983,320
ExlService Holdings, Inc.	177,000	(b,e)	3,442,650
Global Payments, Inc.	53,000	(e)	2,273,170
SRA International, Inc., Class A	69,700	(b,e)	1,374,484
The Hackett Group, Inc.	218,000	(b,e)	900,340

Total			8,973,964

Leisure Equipment & Products (0.5%)
Pool Corp.	153,000	(e)	3,070,710

Life Sciences Tools & Services (1.8%)
eResearchTechnology, Inc.	16,000	(b,e)	119,680
Illumina, Inc.	19,000	(b,e)	934,800
Mettler-Toledo International, Inc.	72,000	(b,c)	8,959,680

Total			10,014,160

Machinery (8.8%)
Albany International Corp., Class A	154,000	(e)	2,913,680
Donaldson Co., Inc.	175,000	(e)	8,247,750
ESCO Technologies, Inc.	178,000	(e)	5,920,280
Kennametal, Inc.	198,000	(e)	6,124,140
Mueller Water Products, Inc., Class A	216,000	(e)	652,320
Nordson Corp.	167,000	(e)	12,306,231
Oshkosh Corp.	65,000	(b)	1,787,500
Pentair, Inc.	190,000	(e)	6,389,700
The Toro Co.	20,000		1,124,600
WABCO Holdings, Inc.	114,000	(b)	4,781,160

Total			50,247,361

Media (0.3%)
Entravision Communications Corp., Class A	301,000	(b)	598,990
Mediacom Communications Corp., Class A	19,000	(b)	125,590
Salem Communications Corp., Class A	192,000	(b)	570,240
Spanish Broadcasting System, Inc., Class A	176,000	(b)	153,120

Total			1,447,940

Multiline Retail (0.5%)
Saks, Inc.	315,000	(b,e)	2,709,000

Office Electronics (0.6%)
Zebra Technologies Corp., Class A	106,000	(b,e)	3,565,840

Issuer	Shares		Value(a)
Oil, Gas & Consumable Fuels (3.0%)
Carrizo Oil & Gas, Inc.	155,000	(b,e)	3,710,700
Northern Oil and Gas, Inc.	72,000	(b,e)	1,219,680
Oasis Petroleum, Inc.	6,500	(b)	125,905
Quicksilver Resources, Inc.	183,000	(b,e)	2,305,800
Rosetta Resources, Inc.	41,000	(b,e)	963,090
SM Energy Co.	82,000	(e)	3,071,720
Ultra Petroleum Corp.	73,000	(b)	3,064,540
World Fuel Services Corp.	94,000	(e)	2,444,940

Total			16,906,375

Pharmaceuticals (0.8%)
Akorn, Inc.	40,900	(b)	165,236
Auxilium Pharmaceuticals, Inc.	98,000	(b,e)	2,428,440
Nektar Therapeutics	147,000	(b,e)	2,171,190

Total			4,764,866

Professional Services (0.8%)
GP Strategies Corp.	129,000	(b)	1,172,610
Navigant Consulting, Inc.	175,000	(b,e)	2,035,250
RCM Technologies, Inc.	258,000	(b)	1,300,320

Total			4,508,180

Real Estate Investment Trusts (REITs) (7.5%)
Associated Estates Realty Corp.	72,000	(e)	1,006,560
BioMed Realty Trust, Inc.	492,000	(e)	8,816,640
Corporate Office Properties Trust	61,000	(e)	2,275,910
DCT Industrial Trust, Inc.	202,000	(e)	967,580
Digital Realty Trust, Inc.	18,000	(e)	1,110,600
DuPont Fabros Technology, Inc.	94,000	(e)	2,364,100
Education Realty Trust, Inc.	156,000		1,115,400
Extra Space Storage, Inc.	413,000	(e)	6,624,520
Kilroy Realty Corp.	99,000	(e)	3,280,860
Kite Realty Group Trust	568,000	(e)	2,521,920
SL Green Realty Corp.	150,000	(e)	9,499,500
The Macerich Co.	83,000	(e)	3,564,850

Total			43,148,440

Road & Rail (1.3%)
Avis Budget Group, Inc.	283,500	(b)	3,302,775
Heartland Express, Inc.	81,000	(e)	1,204,470
Hertz Global Holdings, Inc.	294,000	(b,e)	3,113,460

Total			7,620,705

Semiconductors & Semiconductor Equipment (4.0%)
Atmel Corp.	761,000	(b)	6,057,560
Entegris, Inc.	604,000	(b,e)	2,820,680
Microsemi Corp.	293,000	(b,e)	5,024,950
Monolithic Power Systems, Inc.	188,000	(b)	3,070,040
ON Semiconductor Corp.	415,800	(b)	2,997,918
Pericom Semiconductor Corp.	117,000	(b,e)	1,016,730
Supertex, Inc.	94,000	(b,e)	2,079,280

Total			23,067,158

Software (8.2%)
Advent Software, Inc.	84,500	(b)	4,410,055
ANSYS, Inc.	148,000	(b)	6,253,000
Blackbaud, Inc.	159,000	(e)	3,822,360
Blackboard, Inc.	53,500	(b,e)	1,928,140
Concur Technologies, Inc.	71,000	(b)	3,510,240

Issuer	Shares		Value(a)
Informatica Corp.	295,000	(b,e)	11,330,950
Jack Henry & Associates, Inc.	47,000		1,198,500
MICROS Systems, Inc.	305,000	(b,e)	12,910,650
NetSuite, Inc.	15,000	(b,e)	353,550
NICE Systems Ltd., ADR	31,000	(b,c)	969,990
Tyler Technologies, Inc.	13,000	(b,e)	262,080

Total			46,949,515

Specialty Retail (3.9%)
Aaron’s, Inc.	47,000	(e)	867,150
Abercrombie & Fitch Co., Class A	164,000	(e)	6,448,480
Charming Shoppes, Inc.	219,400	(b,e)	772,288
Chico’s FAS, Inc.	213,000		2,240,760
Coldwater Creek, Inc.	163,000	(b,e)	859,010
Express, Inc.	37,100	(b)	564,291
J Crew Group, Inc.	72,000	(b,e)	2,420,640
Pier 1 Imports, Inc.	167,000	(b,e)	1,367,730
Rue21, Inc.	8,600	(b,e)	221,966
Talbots, Inc.	164,000	(b,e)	2,148,400
The Dress Barn, Inc.	20,000	(b)	475,000
The Wet Seal, Inc., Class A	241,800	(b,e)	819,702
Urban Outfitters, Inc.	94,700	(b,e)	2,977,368

Total			22,182,785

Textiles, Apparel & Luxury Goods (2.3%)
Jones Apparel Group, Inc.	107,000	(e)	2,101,480
Lululemon Athletica, Inc.	167,000	(b,c,e)	7,468,240
The Warnaco Group, Inc.	25,000	(b)	1,278,250
True Religion Apparel, Inc.	103,300	(b,e)	2,204,422

Total			13,052,392

Thrifts & Mortgage Finance (0.8%)
Berkshire Hills Bancorp, Inc.	81,000	(e)	1,535,760
K-Fed Bancorp	15,000		118,350
Provident New York Bancorp	3,000		25,170
ViewPoint Financial Group	298,600		2,762,050

Total			4,441,330

Trading Companies & Distributors (1.2%)
CAI International, Inc.	91,000	(b,e)	1,380,470
GATX Corp.	36,000	(e)	1,055,520
H&E Equipment Services, Inc.	222,800	(b,e)	1,775,716
Rush Enterprises, Inc., Class A	71,000	(b,e)	1,089,140
Rush Enterprises, Inc., Class B	32,000	(b)	440,000
Textainer Group Holdings Ltd.	35,000	(c,e)	935,900

Total			6,676,746

Wireless Telecommunication Services (2.2%)
Crown Castle International Corp.	131,000	(b)	5,783,650
SBA Communications Corp., Class A	170,000	(b,e)	6,851,000

Total			12,634,650

Total Common Stocks (Cost: $551,201,619)			$569,872,413

Money Market Fund (0.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	2,532,867	(d)	$2,532,867

Total Money Market Fund (Cost: $2,532,867)			$2,532,867

Investments of Cash Collateral Received for Securities on Loan (25.8%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (2.3%)
Antalis US Funding Corp.
10-25-10	0.501%	$998,736	$998,736
Argento Variable Funding Company LLC
10-25-10	0.300	3,999,133	3,999,133
Grampian Funding LLC
10-08-10	0.290	1,999,533	1,999,533
Rhein-Main Securitisation Ltd.
10-15-10	0.500	5,996,167	5,996,167

Total			12,993,569

Certificates of Deposit (8.7%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	4,997,358	4,997,358
Barclays Bank PLC
10-29-10	0.340	6,000,000	6,000,000
Credit Industrial et Commercial
10-20-10	0.540	3,000,000	3,000,000
DZ Bank AG
11-16-10	0.360	5,000,000	5,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	3,000,000	3,000,000
Nordea Bank Finland PLC
10-15-10	0.460	2,996,477	2,996,477
Norinchukin Bank
10-14-10	0.565	1,000,000	1,000,000
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	1,000,644	1,000,644
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	5,000,000	5,000,000
The Commonwealth Bank of Australia
10-29-10	0.470	3,000,000	3,000,000
Union Bank of Switzerland
10-18-10	0.455	3,000,000	3,000,000
United Overseas Bank Ltd.
10-12-10	0.280	5,000,000	5,000,000

Total			49,995,687

Commercial Paper (1.7%)
Rheingold Securitization
10-26-10	0.621	4,992,078	4,992,078
Suncorp Metway Ltd.
10-06-10	0.301	4,998,791	4,998,791

Total			9,990,869

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (12.8%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price
$14,569,147	0.220%	$14,569,058	$14,569,058
Barclays Capital, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$2,000,017	0.300	2,000,000	2,000,000
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$40,000,422	0.380	40,000,000	40,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$14,000,156	0.400	14,000,000	14,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price
$2,000,028	0.500	2,000,000	2,000,000

Total			72,569,058

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $147,549,183)			$147,549,183

Total Investments in Securities
(Cost: $701,283,669)			$719,954,463

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.25% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$7,635,485
Freddie Mac Gold Pool	7,224,954

Total market value of collateral securities	$14,860,439

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

United States Treasury Bill	$2,040,002

Total market value of collateral securities	$2,040,002

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$79,337
Fannie Mae Interest Strip	195,474
Fannie Mae Pool	5,727,961
Fannie Mae Principal Strip	215,653
Fannie Mae REMICS	7,410,020
Fannie Mae Whole Loan	184,438
FHLMC Multifamily Structured Pass Through Certificates	66,220
FHLMC Structured Pass Through Securities	359,355
Freddie Mac Non Gold Pool	2,636,331
Freddie Mac Reference REMIC	32,936
Freddie Mac REMICS	1,829,544
Freddie Mac Strips	327,023
Ginnie Mae I Pool	1,025,580
Ginnie Mae II Pool	3,933,388
Government National Mortgage Association	4,154,076
United States Treasury Inflation Indexed Bonds	286,730
United States Treasury Note/Bond	10,549,463
United States Treasury Strip Coupon	1,436,086
United States Treasury Strip Principal	284,778
Cash Collateral In Lieu Of Securities	64,321

Total market value of collateral securities	$40,798,714

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$12,951,389
Freddie Mac Gold Pool	693,949
Freddie Mac Non Gold Pool	634,662

Total market value of collateral securities	$14,280,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$569,872,413	$—	$—	$569,872,413

Total Equity Securities	569,872,413	—	—	569,872,413

Other
Affiliated Money Market Fund(c)	2,532,867	—	—	2,532,867
Investments of Cash Collateral Received for Securities on Loan	—	147,549,183	—	147,549,183

Total Other	2,532,867	147,549,183	—	150,082,050

Total	$572,405,280	$147,549,183	$—	$719,954,463

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Davis New York Venture Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.1%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.3%)
Lockheed Martin Corp.	58,790		$4,190,551

Automobiles (1.4%)
Harley-Davidson, Inc.	650,505	(f)	18,500,362

Beverages (4.2%)
Diageo PLC, ADR	283,890	(c,f)	19,591,249
Heineken Holding NV	355,503	(c)	15,552,656
The Coca-Cola Co.	327,690		19,176,419

Total			54,320,324

Capital Markets (5.5%)
GAM Holding AG	515,340	(b,c)	7,816,926
Julius Baer Group Ltd.	583,950	(c)	21,264,269
The Bank of New York Mellon Corp.	1,324,490		34,608,923
The Charles Schwab Corp.	43,900		610,210
The Goldman Sachs Group, Inc.	51,560		7,454,545

Total			71,754,873

Chemicals (1.1%)
Air Products & Chemicals, Inc.	25,020		2,072,156
Monsanto Co.	109,200		5,233,956
Potash Corp. of Saskatchewan, Inc.	29,466	(c)	4,244,283
Praxair, Inc.	24,100		2,175,266

Total			13,725,661

Commercial Banks (4.1%)
Wells Fargo & Co.	2,139,330		53,761,363

Commercial Services & Supplies (1.6%)
Iron Mountain, Inc.	940,699	(f)	21,015,216

Computers & Peripherals (0.9%)
Hewlett-Packard Co.	271,770		11,433,364

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	42,960	(f)	3,306,631
Vulcan Materials Co.	86,740	(f)	3,202,441

Total			6,509,072

Consumer Finance (4.6%)
American Express Co.	1,435,805		60,346,884

Containers & Packaging (2.3%)
Sealed Air Corp.	1,307,246	(f)	29,386,890

Issuer	Shares		Value(a)
Diversified Financial Services (0.7%)
JPMorgan Chase & Co.	32,320		1,230,422
Moody’s Corp.	294,633	(f)	7,359,933

Total			8,590,355

Electrical Equipment (0.2%)
ABB Ltd., ADR	126,940	(b,c,f)	2,680,973

Electronic Equipment, Instruments & Components (1.0%)
Agilent Technologies, Inc.	402,462	(b)	13,430,157

Energy Equipment & Services (0.9%)
Schlumberger Ltd.	32,400		1,996,164
Transocean Ltd.	156,665	(b,c)	10,071,993

Total			12,068,157

Food & Staples Retailing (9.0%)
Costco Wholesale Corp.	1,064,100		68,623,809
CVS Caremark Corp.	1,521,238		47,873,360

Total			116,497,169

Food Products (1.4%)
Mead Johnson Nutrition Co.	114,510		6,516,764
Nestlé SA	40,000	(c)	2,131,732
The Hershey Co.	97,180	(f)	4,624,796
Unilever NV	178,700	(c)	5,339,556

Total			18,612,848

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	170,500	(f)	8,134,555
Becton Dickinson and Co.	184,250	(f)	13,652,925

Total			21,787,480

Health Care Providers & Services (1.7%)
Express Scripts, Inc.	461,865	(b)	22,492,826

Household Durables (0.2%)
Hunter Douglas NV	49,010	(c)	1,970,385

Household Products (1.2%)
The Procter & Gamble Co.	253,570		15,206,593

Industrial Conglomerates (0.5%)
Tyco International Ltd.	171,912	(c)	6,314,328

Insurance (10.5%)
AON Corp.	37,470	(f)	1,465,452
Berkshire Hathaway, Inc., Class B	364,196	(b,f)	30,111,725
Fairfax Financial Holdings Ltd.	20,780	(c)	8,456,253
Loews Corp.	1,127,570		42,734,903
Markel Corp.	4,097	(b,f)	1,411,785
The Progressive Corp.	1,762,767	(f)	36,788,947
Transatlantic Holdings, Inc.	285,005		14,483,954

Total			135,453,019

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.3%)
Liberty Media Corp. — Interactive, Class A	327,188	(b,e)	4,485,747

Internet Software & Services (1.2%)
Google, Inc., Class A	28,470	(b)	14,969,241

IT Services (0.3%)
Visa, Inc., Class A	54,680	(f)	4,060,537

Marine (1.2%)
China Shipping Development Co., Ltd., Series H	3,324,000	(c)	4,575,550
Kuehne & Nagel International AG	89,333	(c)	10,731,237

Total			15,306,787

Media (0.7%)
Grupo Televisa SA, ADR	290,310	(c,f)	5,492,664
Liberty Media Corp. — Starz, Series A	25,202	(b,e)	1,635,106
The Walt Disney Co.	70,550	(f)	2,335,911

Total			9,463,681

Metals & Mining (1.2%)
BHP Billiton PLC	237,980	(c)	7,569,838
Rio Tinto PLC	129,459	(c)	7,566,813

Total			15,136,651

Oil, Gas & Consumable Fuels (14.4%)
Canadian Natural Resources Ltd.	937,560	(c)	32,439,576
China Coal Energy Co., Ltd., Series H	6,041,900	(c)	9,998,840
Devon Energy Corp.	598,580		38,752,069
EOG Resources, Inc.	563,160		52,356,984
Occidental Petroleum Corp.	552,790		43,283,457
OGX Petroleo e Gas Participacoes SA	713,100	(b,c)	9,285,903

Total			186,116,829

Paper & Forest Products (1.0%)
Sino-Forest Corp.	769,620	(b,c)	12,823,260
Sino-Forest Corp.	34,500	(b,c,d)	574,832

Total			13,398,092

Personal Products (0.2%)
Natura Cosmeticos SA	76,800	(c)	2,076,007

Pharmaceuticals (8.5%)
Johnson & Johnson	578,910		35,869,264
Merck & Co., Inc.	1,027,234		37,812,484
Pfizer, Inc.	1,529,830		26,267,181
Roche Holding AG	79,400	(c)	10,847,480

Total			110,796,409

Real Estate Management & Development (1.7%)
Brookfield Asset Management, Inc., Class A	336,540	(c)	9,547,640
Hang Lung Group Ltd.	1,895,000	(c)	12,370,854

Total			21,918,494

Semiconductors & Semiconductor Equipment (1.8%)
Texas Instruments, Inc.	863,635	(f)	23,439,054

Issuer	Shares		Value(a)
Software (1.5%)
Activision Blizzard, Inc.	641,390	(f)	6,939,840
Microsoft Corp.	504,848		12,363,727

Total			19,303,567

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.	495,680	(b)	21,517,469
CarMax, Inc.	505,935	(b,f)	14,095,349

Total			35,612,818

Tobacco (1.2%)
Philip Morris International, Inc.	282,229	(f)	15,810,469

Transportation Infrastructure (1.3%)
China Merchants Holdings International Co., Ltd.	4,556,950	(c,f)	16,562,824
LLX Logistica SA	157,200	(b,c)	857,117

Total			17,419,941

Wireless Telecommunication Services (0.4%)
America Movil SAB de CV, Series L, ADR	95,800	(c,f)	5,109,014

Total Common Stocks (Cost: $1,053,979,323)			$1,234,472,188

Bonds (0.7%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Automotive (0.6%)
Harley-Davidson, Inc.
Senior Unsecured
02-01-14	15.000%	$6,000,000		$7,950,840

Paper (0.1%)
Sino-Forest Corp.
Convertible
08-01-13	5.000	1,340,000	(c,d,i)	1,508,304

Total Bonds (Cost: $7,340,000)				$9,459,144

Money Market Fund (4.2%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	54,098,534	(g)	$54,098,534

Total Money Market Fund (Cost: $54,098,534)			$54,098,534

Investments of Cash Collateral Received for Securities on Loan (13.2%)

		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.7%)
Amsterdam Funding Corp.
10-08-10	0.501%	$4,993,611	$4,993,611
Argento Variable Funding Company LLC
10-25-10	0.300	6,998,483	6,998,483
Thames Asset Global Securities
10-13-10	0.511	4,993,413	4,993,413
Windmill Funding Corp.
10-08-10	0.501	4,993,611	4,993,611

Total			21,979,118

		Amount
	Effective	payable
Issuer	yield	at maturity	Value(a)
Certificates of Deposit (5.6%)
Barclays Bank PLC
10-29-10	0.340	6,000,000	6,000,000
Credit Agricole
10-12-10	0.327	13,000,000	13,000,000
Credit Industrial et Commercial
11-19-10	0.410	3,000,038	3,000,038
Deutsche Bank AG
12-06-10	0.438	6,000,000	6,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	3,000,000	3,000,000
KBC Bank NV
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Mitsubishi UFJ Trust and Banking Corp.
10-08-10	0.570	5,000,000	5,000,000
National Bank of Canada
03-21-11	0.400	5,000,000	5,000,000
Rabobank Group
11-03-10	0.318	9,000,000	9,000,000
Standard Chartered Bank PLC
12-21-10	0.340	4,995,707	4,995,707
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	5,000,000	5,000,000
United Overseas Bank Ltd.
10-12-10	0.280	2,000,000	2,000,000

Total			71,992,824

Commercial Paper (0.5%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	6,990,976	6,990,976

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.2%)(h)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $713,678	0.280%	$713,672	$713,672
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $32,000,338	0.380	32,000,000	32,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $20,000,117	0.210	20,000,000	20,000,000
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $5,001,813	0.450	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $10,000,139	0.500	10,000,000	10,000,000

Total			67,713,672

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $171,676,590)			$171,676,590

Total Investments in Securities
(Cost: $1,287,094,447)			$1,469,706,456

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 20.44% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $2,083,136 or 0.16% of net assets.

(e)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(f)	At Sept. 30, 2010, security was partially or fully on loan.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$458,645
Freddie Mac Gold Pool	75,053
Freddie Mac Non Gold Pool	77,077
Ginnie Mae I Pool	77,661
Ginnie Mae II Pool	39,509

Total market value of collateral securities	$727,945

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$63,470
Fannie Mae Interest Strip	156,379
Fannie Mae Pool	4,582,369
Fannie Mae Principal Strip	172,522
Fannie Mae REMICS	5,928,016
Fannie Mae Whole Loan	147,550
FHLMC Multifamily Structured Pass Through Certificates	52,976
FHLMC Structured Pass Through Securities	287,484
Freddie Mac Non Gold Pool	2,109,064
Freddie Mac Reference REMIC	26,349
Freddie Mac REMICS	1,463,636
Freddie Mac Strips	261,618
Ginnie Mae I Pool	820,464
Ginnie Mae II Pool	3,146,711
Government National Mortgage Association	3,323,261
United States Treasury Inflation Indexed Bonds	229,384
United States Treasury Note/Bond	8,439,571
United States Treasury Strip Coupon	1,148,868
United States Treasury Strip Principal	227,822
Cash Collateral In Lieu Of Securities	51,457

Total market value of collateral securities	$32,638,971

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$112,776
Fannie Mae REMICS	6,994,249
Freddie Mac Reference REMIC	225,346
Freddie Mac REMICS	9,960,925
Government National Mortgage Association	3,106,704

Total market value of collateral securities	$20,400,000

Morgan Stanley (0.450%)

Security description	Value (a)

Amstel Funding Corp	$389,823
Argento Variable Fund	549,323
BTM Capital Corp	416,694
Can Ast & Can Ltd	404,879
Credit Agricole NA	332,200
DnB NOR Bank ASA	349,934
Grampian Funding Ltd/LLC	93,178
Royal Bank Of Scotland	472,744
Salisbury Rec Co LLC	549,607
Sheffield Receivable	389,367
Silver Tower US Fund	349,854
Solitaire Funding	543,623
Straight A Funding	408,774

Total market value of collateral securities	$5,250,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$4,108,935
Fannie Mae REMICS	389,206
Fannie Mae Whole Loan	10,807
Federal National Mortgage Association	575,187
Freddie Mac Gold Pool	1,175,548
Freddie Mac Non Gold Pool	223,005
Freddie Mac REMICS	966,806
Ginnie Mae I Pool	807,229
Ginnie Mae II Pool	416,768
Government National Mortgage Association	92,038
United States Treasury Inflation Indexed Bonds	147
United States Treasury Note/Bond	1,242,590
United States Treasury Strip Coupon	8,289
United States Treasury Strip Principal	183,445

Total market value of collateral securities	$10,200,000

(i)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $1,508,304, representing 0.12% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost

Sino-Forest Corp.
Convertible	07-17-08	$1,340,000
5.000% 2013
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,234,472,188	$—	$—	$1,234,472,188

Total Equity Securities	1,234,472,188	—	—	1,234,472,188

Bonds
Corporate Debt Securities	—	9,459,144	—	9,459,144

Total Bonds	—	9,459,144	—	9,459,144

Other
Affiliated Money Market Fund(c)	54,098,534	—	—	54,098,534
Investments of Cash Collateral Received for Securities on Loan	—	171,676,590	—	171,676,590

Total Other	54,098,534	171,676,590	—	225,775,124

Total	$1,288,570,722	$181,135,734	$—	$1,469,706,456

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	Includes certain securities trading outside the U.S. whose values were adjusted at Dec. 31, 2009 as a result of significant market movements following the close of local trading, and were classified as Level 2. These values were not adjusted as of Sept. 30, 2010. Therefore, these investment securities were classified as Level 1 instead of Level 2 at Sept. 30, 2010. The amount of securities transferred out of Level 2 into Level 1 during the period was $86,716,077. Transfers between Levels 1 and 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Eaton Vance Floating-Rate Income Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Senior Loans (94.3%)(d)

	Coupon	Principal
Borrower	rate	amount		Value(a)
Aerospace & Defense (1.6%)
DAE Aviation Holdings, Inc.
Tranche B1 Term Loan
07-31-14	4.230%	$1,520,283		$1,423,365
Hawker Beechcraft Acquistion Co. LLC
Letter of Credit
03-26-14	0.189-2.100	224,551		181,244
Hawker Beechcraft Acquistion Co. LLC
Term Loan
03-26-14	2.256-2.289	3,765,719		3,039,462
Standard Aero Ltd.
Tranche B2 Term Loan
07-31-14	4.230	1,475,923		1,381,833
TransDigm, Inc.
Term Loan
06-23-13	2.256-2.290	3,200,000		3,134,655
Triumph Group, Inc.
Term Loan
06-16-16	4.500	525,000		526,969
Wesco Aircraft Hardware Corp.
1st Lien Term Loan
09-30-13	2.510	979,476		960,700
Wyle Services Corp.
Term Loan
03-25-16	7.750	748,123		744,383

Total				11,392,611

Automotive (3.0%)
Allison Transmission, Inc.
Term Loan
08-07-14	3.010-3.050	3,916,754		3,672,466
Autotrader.com, Inc.
Tranche B Term Loan
06-14-16	6.000	1,000,000		1,000,630
Federal-Mogul Corp.
Tranche B Term Loan
12-29-14	2.198	3,964,505		3,483,809
Federal-Mogul Corp.
Tranche C Term Loan
12-28-15	2.198	2,022,707		1,777,454
Ford Motor Co.
Tranche B1 Term Loan
12-15-13	3.010-3.050	4,642,799		4,543,675
Ford Motor Co.
Tranche B2 Term Loan
TBD	TBD	498,741	(b,e)	484,960

	Coupon	Principal
Borrower	rate	amount		Value(a)
Tenneco, Inc.
Tranche B Term Loan
06-03-16	5.039	2,000,000		1,995,840
The Goodyear Tire & Rubber Co.
2nd Lien Term Loan
04-30-14	2.240	5,000,000		4,684,701

Total				21,643,535

Brokerage (1.4%)
Grosvenor Capital Management Holdings LLLP
Term Loan
12-05-13	2.313	1,098,514		1,097,141
LPL Holdings, Inc.
Term Loan
06-25-15	4.250	2,992,500		2,950,096
06-28-17	5.250	1,970,063		1,961,453
Nuveen Investments, Inc.
1st Lien Term Loan
11-13-14	3.289-3.481	4,000,000		3,589,001

Total				9,597,691

Building Materials (0.3%)
Beacon Sales Acquisition, Inc.
Tranche B Term Loan
TBD	TBD	929,657	(b,e)	894,795
Building Materials Corp. of America
Term Loan
02-22-14	3.063	1,584,338		1,562,554

Total				2,457,349

Chemicals (6.8%)
Brenntag Holding Gmbh & Co. KG
Tranche 1 Term Loan
01-20-14	4.006-4.477	687,400	(c)	686,540
Brenntag Holding Gmbh & Co. KG
Tranche B2 Term Loan
01-20-14	4.007-4.058	4,312,600	(c)	4,316,654
Celanese US Holdings LLC
Tranche B Term Loan
04-02-14	2.034	3,519,914		3,451,733
CF Industries, Inc.
Tranche B1 Term Loan
04-05-15	4.500	3,230,086		3,250,274
Columbian Chemicals Acquisition LLC/Merger Sub, Inc.
Tranche B Term Loan
03-16-13	6.313	2,474,712		2,425,218
Hexion Specialty Chemicals, Inc.
Tranche C1B Term Loan
05-05-15	4.063	1,402,674		1,339,105
Hexion Specialty Chemicals, Inc.
Tranche C2B Term Loan
05-05-15	4.063	588,705		562,025
Huntsman International LLC
Tranche B Term Loan
04-19-14	1.773-1.981	1,880,420		1,797,813

	Coupon	Principal
Borrower	rate	amount		Value(a)
Huntsman International LLC
Tranche C Term Loan
06-30-16	2.506-2.523	5,641,260		5,406,020
Ineos US Finance LLC
Tranche B2 Term Loan
12-16-13	0.001-7.500	1,845,268		1,841,614
Ineos US Finance LLC
Tranche C2 Term Loan
12-16-14	0.001-8.000	2,029,485		2,035,614
ISP Chemco LLC
Term Loan
06-04-14	1.813	4,488,432		4,305,528
LyondellBasell Industries
Term Loan
04-08-16	5.500	4,000,000		4,029,240
Matrix Acquisition Corp.
Tranche B Term Loan
04-12-14	2.256	2,491,008		2,316,637
Millenium Chemicals
1st Lien Term Loan
05-15-14	2.539	1,994,885		1,878,942
Momentive Performance Materials
Tranche B1 Term Loan
12-04-13	2.562	997,416		952,632
Polymer Group, Inc.
Tranche 2 Term Loan
11-22-14	7.000	1,993,153		1,996,901
Rockwood Specialties Group, Inc.
Tranche H Term Loan
05-15-14	6.000	1,183,852		1,186,077
Solutia, Inc.
Term Loan
03-17-17	4.750	3,482,500		3,488,420
Styron S.A.R.L.
Term Loan
06-17-16	7.500	1,425,000	(c)	1,442,813

Total				48,709,800

Construction Machinery (0.6%)
The Manitowoc Co., Inc.
Tranche B Term Loan
11-06-14	8.000	3,951,991		3,964,360

Consumer Cyclical Services (3.1%)
Adesa, Inc.
Term Loan
10-21-13	3.010	4,000,000		3,890,840
Affinion Group, Inc.
Tranche B Term Loan
10-09-16	5.000	4,987,500		4,880,468
Live Nation Entertainment, Inc.
Tranche B Term Loan
11-07-16	4.500	3,992,500		3,942,594
Protection One, Inc.
Term Loan
06-04-16	6.000	4,000,000		3,990,000
The ServiceMaster Co.
Delayed Draw Term Loan
07-24-14	2.760	90,566		85,214

	Coupon	Principal
Borrower	rate	amount		Value(a)
The ServiceMaster Co.
Term Loan
07-24-14	2.760-2.800	909,434		855,696
West Corp.
Tranche B2 Term Loan
10-24-13	2.631-2.632	1,241,764		1,221,139
West Corp.
Tranche B4 Term Loan
07-15-16	4.131-4.132	2,976,804		2,930,485

Total				21,796,436

Consumer Products (1.9%)
Jarden Corp.
Tranche B5 Term Loan
01-26-15	3.539	2,992,126		2,992,126
National Bedding Co. LLC
1st Lien Term Loan
02-28-13	2.375	1,780,773		1,705,090
NBTY, Inc.
Tranche B Term Loan
TBD	TBD	1,800,000	(b,e)	1,817,100
Prestige Brands, Inc.
Term Loan
03-24-16	4.750	997,500		999,056
Spectrum Brands, Inc.
Term Loan
06-16-16	8.000-8.750	5,000,000		5,075,001
Visant Corp.
Tranche B Term Loan
12-22-16	7.000	925,000		928,857

Total				13,517,230

Diversified Manufacturing (2.0%)
Acosta, Inc.
Term Loan
07-28-13	2.510	2,992,208		2,909,922
Altegrity, Inc.
Term Loan
02-21-15	3.292	1,994,859		1,810,334
Altegrity, Inc.
Tranche D Term Loan
02-21-15	7.750	675,000		675,844
BakerCorp
Tranche C Term Loan
05-08-14	4.876-4.975	1,238,787		1,189,235
Brand Energy & Infrastructure Services, Inc.
Tranche B2 1st Lien Term Loan
02-07-14	3.563-3.813	2,000,000		1,873,340
New Customer Service
Term Loan
03-23-16	6.000	2,892,388		2,859,241
Pinnafore LLC/Inc.
Tranche B Term Loan
TBD	TBD	1,875,000	(b,e)	1,890,413
Vertrue, Inc.
1st Lien Term Loan
08-16-14	3.290	1,000,000		862,500

Total				14,070,829

	Coupon	Principal
Borrower	rate	amount		Value(a)
Electric (3.9%)
Calpine Corp.
Term Loan
TBD	TBD	2,000,000	(b,e)	1,952,500
03-29-14	3.165	2,045,863		1,997,274
Dynegy Holdings, Inc.
Letter of Credit
04-02-13	4.010	6,480,070		6,399,975
Dynegy Holdings, Inc.
Tranche B Term Loan
04-02-13	4.010	518,977		512,563
Energy Future Holdings
Tranche B2 Term Loan
10-10-14	3.758-4.066	3,989,744		3,098,116
Mirant North America LLC
Term Loan
01-03-13	2.006	3,602,813		3,571,937
New Development Holdings LLC
Term Loan
07-03-17	7.000	3,000,000		3,041,790
NRG Energy, Inc.
Credit Linked Deposit
02-01-13	1.789	1,190,982		1,156,301
08-31-15	3.539	1,388,328		1,382,692
NRG Energy, Inc.
Term Loan
02-01-13	1.756-1.789	2,245,457		2,180,069
08-31-15	3.539	1,666,279		1,659,514
Pike Electric, Inc.
Tranche B Term Loan
07-01-12	2.063	932,253		878,648

Total				27,831,379

Entertainment (5.6%)
AMC Entertainment, Inc.
Term Loan
01-28-13	1.756	2,992,167		2,918,769
Bombardier Recreational Products, Inc.
Term Loan
06-28-13	3.370-3.410	2,000,000	(c)	1,732,500
Carmike Cinemas, Inc.
Term Loan
01-27-16	5.500	977,290		977,818
Cedar Fair LP
Term Loan
12-15-16	5.500	2,300,000		2,316,859
Cinemark USA, Inc.
Term Loan
04-30-16	3.510-3.650	7,979,950		7,948,589
National CineMedia LLC
Term Loan
02-13-15	2.050	4,000,000		3,835,000
Regal Cinemas Corp.
Term Loan
11-19-16	3.789	8,481,250		8,428,241

	Coupon	Principal
Borrower	rate	amount		Value(a)
Six Flags Theme Parks, Inc.
Tranche B 1st Lien Term Loan
06-30-16	6.000	1,935,065		1,940,580
SW Acquisitions Co., Inc.
Term Loan
06-01-16	5.750	5,960,025		5,978,680
Universal City Development Partners Ltd.
Term Loan
11-06-14	5.500	3,969,925		3,983,145

Total				40,060,181

Food and Beverage (4.4%)
Advantage Sales & Marketing, Inc.
1st Lien Term Loan
05-05-16	5.000	4,498,725		4,472,497
Aramark Corp.
1st Letter of Credit
TBD	TBD	101,286	(b,e)	96,277
01-26-14	0.113	185,121		175,964
Aramark Corp.
2nd Letter of Credit
07-26-16	0.106	237,307		232,345
Aramark Corp.
Term Loan
TBD	TBD	1,257,305	(b,e)	1,195,119
01-26-14	2.164	2,556,427		2,429,986
Aramark Corp.
Tranche B Term Loan
07-26-16	3.539	3,608,407		3,532,955
Dean Foods Co.
Tranche A Term Loan
04-02-12	1.260-1.290	2,308,927		2,283,529
Dean Foods Co.
Tranche B Term Loan
04-02-14	1.790	3,830,232		3,728,310
Dole Food Co., Inc.
Tranche B1 Term Loan
03-02-17	5.000-5.500	1,145,318		1,150,334
Dole Food Co., Inc.
Tranche C1 Term Loan
03-02-17	5.000-5.500	2,844,682	(c)	2,857,142
Pinnacle Foods Finance LLC
Term Loan
04-02-14	2.758	2,850,112		2,751,983
Pinnacle Foods Finance LLC
Tranche D Term Loan
04-02-14	6.000	850,000		852,253
Sagittarius Restaurants LLC
Term Loan
05-18-15	7.500-7.750	550,000		543,813
WM. Bolthouse Farms, Inc.
1st Lien Term Loan
02-11-16	5.500	4,838,867		4,830,785

Total				31,133,292

	Coupon	Principal
Borrower	rate	amount		Value(a)
Gaming (1.8%)
Ameristar Casinos, Inc.
Term Loan
11-10-12	3.507	1,994,778		1,985,223
Harrah’s Operating Co., Inc.
Tranche B1 Term Loan
01-28-15	3.498	2,000,000		1,719,320
Harrah’s Operating Co., Inc.
Tranche B3 Term Loan
01-28-15	3.289-3.498	1,993,727		1,711,734
Isle of Capri Casinos, Inc.
Term Loan
11-25-13	5.000	3,133,757		2,987,504
Isle of Capri Casinos, Inc.
Tranche A Delayed Draw Term Loan
11-25-13	5.000	1,102,468		1,051,016
Isle of Capri Casinos, Inc.
Tranche B Delayed Draw Term Loan
11-25-13	5.000	1,253,503		1,195,002
Penn National Gaming, Inc.
Tranche B Term Loan
10-03-12	2.010-2.240	1,000,000		980,230
VML US Finance LLC
Term Loan
TBD	TBD	498,493	(b,e)	491,638
VML US Finance LLC
Tranche B Delayed Draw Term Loan
05-25-12	4.780	365,031		360,012
VML US Finance LLC
Tranche B Term Loan
05-27-13	4.780	631,964		623,274

Total				13,104,953

Gas Pipelines (0.2%)
Hercules Offshore, Inc.
Term Loan
07-11-13	6.000	1,994,859		1,715,578

Health Care (13.6%)
1-800 Contacts, Inc.
Term Loan
03-04-15	7.700	1,496,203		1,466,278
Alliance HealthCare Services, Inc.
Term Loan
06-01-16	5.500	1,985,000		1,953,994
Bausch & Lomb, Inc.
Delayed Draw Term Loan
TBD	TBD	405,507	(b,e)	388,569
04-24-15	3.506	389,854		373,569
Bausch & Lomb, Inc.
Term Loan
TBD	TBD	1,672,178	(b,e)	1,602,331
04-24-15	3.506-3.539	1,609,630		1,542,396
Biomet, Inc.
Term Loan
03-25-15	3.256-3.289	7,979,487		7,737,390
Carestream Health
1st Lien Term Loan
04-30-13	2.256	5,200,000		5,029,388

	Coupon	Principal
Borrower	rate	amount		Value(a)
Community Health Systems, Inc.
Delayed Draw Term Loan
07-25-14	2.549	447,324		424,260
Community Health Systems, Inc.
Term Loan
07-25-14	2.549	8,657,544		8,211,161
DJO Finance LLC
Term Loan
05-20-14	3.256	2,992,327		2,857,673
Emdeon Business Services LLC
1st Lien Term Loan
11-18-13	2.260	4,986,212		4,846,997
Fresenius SE
Tranche C1 Term Loan
09-10-14	4.500	2,341,729	(c)	2,341,401
Fresenius SE
Tranche C2 Term Loan
09-10-14	4.500	1,633,955	(c)	1,633,726
HCA, Inc.
Tranche B1 Term Loan
TBD	TBD	1,000,000	(b,e)	961,770
11-18-13	2.539	2,000,000		1,923,540
HCA, Inc.
Tranche B2 Term Loan
03-31-17	3.539	6,000,000		5,808,120
Health Management Associates, Inc.
Tranche B Term Loan
02-28-14	2.039	7,975,285		7,514,234
HealthSouth Corp.
Tranche 1 Term Loan
03-10-13	2.510-2.790	4,488,693		4,462,210
HealthSouth Corp.
Tranche 2 Term Loan
09-10-15	4.010-4.290	1,994,975		1,989,050
Iasis Healthcare LLC
Delayed Draw Term Loan
03-14-14	2.256	479,448		460,870
Iasis Healthcare LLC
Synthetic Letter of Credit
03-14-14	0.016	130,462		125,407
Iasis Healthcare LLC
Term Loan
03-14-14	2.256	1,385,287		1,331,607
IMS Health, Inc.
Tranche B Term Loan
02-26-16	5.250	5,000,000		5,023,950
Inventiv Health, Inc.
Tranche B Term Loan
08-04-16	6.500	675,000		675,000
Inverness Medical
1st Lien Term Loan
06-26-14	2.256-4.250	2,992,288		2,859,251
MultiPlan, Inc.
Term Loan
08-26-17	6.500	4,225,000		4,217,944

	Coupon	Principal
Borrower	rate	amount		Value(a)
Prime Healthcare Services, Inc.
Tranche B Term Loan
04-28-15	7.250	997,500		972,563
Quintiles Transnational Corp.
1st Lien Tranche B Term Loan
03-31-13	2.290	2,992,168		2,894,922
Radnet Management, Inc.
Tranche B Term Loan
04-06-16	5.750	997,500		975,056
Rehabcare Group, Inc.
Tranche B Term Loan
11-24-15	6.000	2,791,980		2,785,670
Select Medical Corp.
Tranche B Term Loan
02-24-12	2.339	3,000,000		2,932,500
Select Medical Corp.
Tranche B1 Term Loan
TBD	TBD	3,000,000	(b,e)	2,958,750
Universal Health Services, Inc.
Tranche B Term Loan
TBD	TBD	1,900,000	(b,e)	1,907,429
Vanguard Health Holding Co. II LLC
Term Loan
01-29-16	5.000	3,990,000		3,956,324

Total				97,145,300

Life Insurance (0.3%)
Alliant Holdings I, Inc.
Term Loan
08-21-14	3.289	1,898,688		1,803,754

Media Cable (6.0%)
Cequel Communications LLC
Term Loan
11-05-13	2.258	5,000,000		4,841,900
Charter Communications Operating LLC
Tranche B1 Term Loan
03-06-14	2.260	1,496,164		1,458,386
Charter Communications Operating LLC
Tranche C Term Loan
TBD	TBD	997,487	(b,e)	971,802
09-06-16	3.540	5,984,963		5,830,849
CSC Holdings LLC
Tranche B2 Term Loan
03-29-16	1.500-2.007	1,994,792		1,957,629
CSC Holdings LLC
Tranche B3 Term Loan
03-29-16	1.250-2.007	3,990,000		3,873,133
Insight Midwest Holdings LLC
Tranche B Term Loan
04-07-14	2.010-2.280	2,758,025		2,644,256
Mediacom Communications Corp.
Tranche E Term Loan
10-23-17	4.500	4,000,000		3,927,520
Mediacom Communications Corp.
Tranche F Term Loan
10-23-17	4.500	3,000,000		2,958,750

	Coupon	Principal
Borrower	rate	amount		Value(a)
Midcontinent Communications
Tranche B Term Loan
12-31-16	6.250	1,000,000		1,001,250
TWCC Holding Corp.
Term Loan
09-14-15	5.000	5,919,883		5,927,283
UPC Broadband Holding
Tranche T Term Loan
12-30-16	4.251	6,500,000		6,303,960
UPC Broadband Holding
Tranche X Term Loan
12-31-17	4.251	1,000,000		967,140

Total				42,663,858

Media Non-Cable (3.5%)
Cengage Learning Acquisitions, Inc.
Term Loan
07-03-14	2.540	997,436		893,723
FoxCo Acquisition Sub LLC
Term Loan
TBD	TBD	500,000	(b,e)	492,915
Getty Images, Inc.
Term Loan
07-02-15	6.250	1,099,369		1,104,866
Intelsat Corp.
Tranche B2A Term Loan
TBD	TBD	333,402	(b,e)	320,759
01-03-14	3.033	2,661,167		2,560,256
Intelsat Corp.
Tranche B2B Term Loan
TBD	TBD	333,299	(b,e)	320,661
01-03-14	3.033	2,660,349		2,559,468
Intelsat Corp.
Tranche B2C Term Loan
TBD	TBD	333,299	(b,e)	320,661
01-03-14	3.033	2,660,349		2,559,468
Lodgenet Entertainment Corp.
Term Loan
04-04-14	4.250	1,741,860		1,619,930
Nelson Education Ltd.
1st Lien Term Loan
07-04-14	2.789	1,496,154	(c)	1,376,462
Nielsen Finance LLC
Tranche A Term Loan
08-09-13	2.258	5,000,000		4,783,949
Nielsen Finance LLC
Tranche B Term Loan
05-01-16	4.008	997,475		963,192
Univision Communications, Inc.
Term Loan
09-29-14	2.506	1,974,765		1,734,377
Zuffa LLC
Term Loan
06-19-15	2.313	3,817,968		3,604,811

Total				25,215,498

	Coupon	Principal
Borrower	rate	amount		Value(a)
Metals (1.0%)
Fairmount Minerals Ltd.
Tranche B Term Loan
08-05-16	6.250	850,000		854,250
John Maneely Co.
Term Loan
12-09-13	3.775-3.776	3,175,792		3,087,473
Noranda Aluminum Acquisition Corp.
Tranche B Term Loan
05-18-14	2.047	1,000,000		940,830
Novelis Corp.
Term Loan
07-06-14	2.260	1,489,160		1,441,701
Novelis, Inc.
Term Loan
07-06-14	2.260	505,713	(c)	489,596

Total				6,813,850

Non-Captive Diversified (0.3%)
International Lease Finance Corp.
Tranche 1 Term Loan
03-17-15	6.750	2,000,000		2,029,640

Oil Field Services (1.1%)
Ashmore Energy International
Synthetic Revolving Term Loan
03-30-12	0.189-3.100	380,394	(c)	354,957
Ashmore Energy International
Term Loan
03-30-14	3.289	2,387,156	(c)	2,227,527
Dresser, Inc.
Tranche B Term Loan
05-04-14	2.612	2,000,000		1,920,420
Volnay Acquisition Co. I
Tranche B2 Term Loan
01-12-16	5.500	2,985,507		2,979,924

Total				7,482,828

Other Financial Institutions (0.2%)
Asset Acceptance Capital Corp.
Tranche B Term Loan
06-12-13	3.790-5.750	997,212		950,263
Ikaria Acquisition, Inc.
Term Loan
05-14-16	7.000	500,000		470,625

Total				1,420,888

Other Industry (3.8%)
Aquilex Holdings LLC
Term Loan
04-01-16	5.500	997,500		995,006
Diversey, Inc.
Tranche B Term Loan
11-24-15	5.500	4,987,469		4,995,798
Education Management LLC
Tranche C Term Loan
06-03-13	2.063	7,217,674		6,659,242
Language Line LLC
Tranche B Term Loan
11-04-15	5.500	3,987,481		3,913,952

	Coupon	Principal
Borrower	rate	amount		Value(a)
Laureate Education, Inc.
Delayed Draw Term Loan
08-15-14	3.743	259,737		239,423
Laureate Education, Inc.
Term Loan
08-15-14	3.743	1,735,151		1,599,445
RE/MAX International LLC
Term Loan
TBD	TBD	1,990,000	(b,e)	1,980,050
Rexnord LLC/RBS Global, Inc.
Tranche B1 Term Loan
07-19-13	2.813	4,803,279		4,625,173
Rexnord LLC/RBS Global, Inc.
Tranche B2 Term Loan
07-19-13	2.563	816,534		775,961
Sensus USA, Inc.
Tranche B3 Term Loan
06-03-13	7.000	1,496,222		1,499,962

Total				27,284,012

Packaging (2.6%)
Berry Plastics Holding Corp.
Tranche C Term Loan
04-03-15	2.376	2,494,845		2,278,617
Bway Holding Co.
Tranche B Term Loan
06-16-17	5.500	731,429		730,697
Graham Packaging Co. LP
Tranche C Term Loan
04-05-14	6.750	1,994,949		2,003,109
Graphic Packaging International, Inc.
Term Loan
TBD	TBD	1,000,000	(b,e)	984,040
05-16-14	3.006-3.278	5,000,000		4,920,200
ICL Industrial Containers ULC/Contenants
Tranche C Term Loan
06-16-17	5.500	68,571	(c)	68,503
Kranson Industries, Inc.
Tranche B Term Loan
07-13-13	2.506	219,682		204,305
Reynolds Group Holdings, Inc.
Term Loan
TBD	TBD	1,068,281	(b,e)	1,071,742
05-05-16	5.750-6.250	6,000,000		6,024,030

Total				18,285,243

Paper (1.0%)
Georgia-Pacific LLC
Tranche B Term Loan
12-23-12	2.289-2.299	2,992,167		2,973,466
Georgia-Pacific LLC
Tranche C Term Loan
12-23-14	3.539-3.543	3,989,574		3,976,288

Total				6,949,754

	Coupon	Principal
Borrower	rate	amount		Value(a)
Pharmaceuticals (2.1%)
Mylan, Inc.
Tranche B Term Loan
10-02-14	3.563	3,965,958		3,953,781
Valeant Pharmaceuticals International
Tranche B Term Loan
TBD	TBD	675,000	(b,e)	680,657
VWR Funding, Inc.
Term Loan
06-30-14	2.756	2,000,000		1,869,280
Warner Chilcott Co. LLC
Tranche A Term Loan
10-30-14	6.000	2,575,776		2,540,359
Warner Chilcott Co. LLC
Tranche B2 Term Loan
04-30-15	6.250	2,020,986		2,020,986
Warner Chilcott Co. LLC
Tranche B4 Term Loan
02-22-16	6.500	373,775		375,176
Warner Chilcott Corp.
Term Loan
04-30-15	6.250	1,127,626		1,127,626
Warner Chilcott Corp.
Tranche B1 Term Loan
04-30-15	6.250	1,213,673		1,213,673
WC Luxco S.A.R.L.
Tranche B3 Term Loan
02-22-16	6.500	1,151,226	(c)	1,155,543

Total				14,937,081

Property & Casualty (0.8%)
HUB International Ltd.
Delayed Draw Term Loan
06-13-14	2.789	183,055		172,377
HUB International Ltd.
Term Loan
06-13-14	2.789-6.750	3,806,838		3,719,447
USI Holdings Corp.
Tranche C Term Loan
05-05-14	7.000	1,994,975		1,940,113

Total				5,831,937

Refining (0.5%)
CITGO Petroleum Corp.
Tranche B Term Loan
06-24-15	8.000	1,000,000		1,002,380
CITGO Petroleum Corp.
Tranche C Term Loan
06-24-17	9.000	2,300,000		2,340,963

Total				3,343,343

REITS (0.1%)
MPT Operating Partnership LP
Term Loan
05-17-16	5.000	1,000,000		990,000

	Coupon	Principal
Borrower	rate	amount	Value(a)
Restaurants (0.8%)
Dave & Buster’s, Inc.
Term Loan
06-01-16	6.000	1,995,000	1,980,038
OSI Restaurant Partners LLC
Term Loan
06-14-13	0.112-2.625	248,607	228,005
06-14-14	2.625	2,743,251	2,515,917
QCE LLC
1st Lien Term Loan
05-05-13	5.063	997,224	857,613

Total			5,581,573

Retailers (7.2%)
Dollar General Corp.
Tranche B1 Term Loan
07-07-14	3.006-3.225	3,000,000	2,941,740
Dollar General Corp.
Tranche B2 Term Loan
07-07-14	3.006-3.007	1,000,000	973,080
FTD Group, Inc.
Tranche B Term Loan
08-26-14	6.750	778,462	782,354
General Nutrition Centers, Inc.
Term Loan
09-16-13	2.510-2.790	6,000,000	5,793,000
Harbor Freight Tools USA, Inc./Central Purchasing LLC
Term Loan
02-24-16	5.000-5.500	3,493,239	3,496,138
JRD Holdings, Inc.
Term Loan
07-02-14	2.510	4,725,000	4,527,684
Michaels Stores, Inc.
Tranche B1 Term Loan
10-31-13	2.563-2.750	1,000,000	965,190
PetCo Animal Supplies, Inc.
Term Loan
10-26-13	2.506-2.539	3,989,664	3,857,846
Pilot Travel Centers LLC
Tranche B Term Loan
06-30-16	5.250	5,475,744	5,531,871
Rent-A-Center, Inc.
Tranche B Term Loan
03-31-15	3.300	1,429,483	1,425,909
Rite Aid Corp.
Tranche 2 Term Loan
06-04-14	2.010	4,000,000	3,548,760
Rite Aid Corp.
Tranche 3 Term Loan
06-04-14	6.000	4,000,000	3,896,880
The Neiman Marcus Group, Inc.
Term Loan
04-06-13	2.258-2.294	3,787,285	3,666,092
The Pep Boys-Manny, Moe & Jack
Term Loan
10-27-13	2.300	1,016,842	963,458
Travelport LLC
Delayed Draw Term Loan
08-23-13	2.790-2.963	4,987,147	4,792,099

	Coupon	Principal
Borrower	rate	amount	Value(a)
Travelport LLC
Synthetic Letter of Credit
08-23-13	2.789	153,677	147,663
Travelport LLC
Tranche B Term Loan
08-23-13	2.963	846,323	813,207
Yankee Candle Co., Inc.
Term Loan
02-06-14	2.260	3,243,803	3,105,617

Total			51,228,588

Supermarkets (0.6%)
Roundy’s Supermarkets, Inc.
Tranche B Term Loan
11-03-13	3.756-3.758	4,620,579	4,585,925

Technology (9.6%)
Activant Solutions, Inc.
Term Loan
05-02-13	2.563	980,898	928,586
Aspect Software, Inc.
Tranche B Term Loan
05-07-16	6.250	2,992,500	2,977,538
Asurion Corp.
1st Lien Term Loan
07-03-14	3.257-3.398	5,792,992	5,543,893
Booz Allen Hamilton, Inc.
Tranche C Term Loan
07-31-15	6.000	997,494	996,496
CCC Information Services Group, Inc.
Term Loan
02-10-13	2.510	2,813,934	2,715,446
Dealer Computer Services, Inc.
Term Loan
04-21-17	5.250	920,330	920,100
Fidelity National Information Services, Inc.
Tranche B Term Loan
07-18-16	5.250	2,200,000	2,215,136
First Data Corp.
Tranche B2 Term Loan
09-24-14	3.006	2,877,215	2,530,971
Freescale Semiconductor, Inc.
Term Loan
12-01-16	4.509	2,983,952	2,721,514
Infor Enterprise Solutions Holdings, Inc.
1st Lien Delayed Draw Term Loan
07-28-15	6.010	345,973	309,213
Infor Enterprise Solutions Holdings, Inc.
1st Lien Term Loan
07-28-15	6.010	651,437	582,222
Intergraph Corp.
1st Lien Term Loan
05-29-14	4.549	1,000,000	994,580
Intergraph Corp.
Tranche B1 Term Loan
05-29-14	6.000-6.250	2,769,570	2,766,052

	Coupon	Principal
Borrower	rate	amount		Value(a)
Lender Processing Services, Inc.
Tranche B Term Loan
07-02-14	2.756	2,992,366		2,996,047
MSCI, Inc.
Term Loan
06-01-16	4.750	1,995,000		2,002,481
Network Solutions LLC
1st Lien Term Loan
03-07-14	2.510-2.540	943,961		887,324
Orbitz Worldwide, Inc.
Term Loan
07-25-14	3.256-3.475	2,000,000		1,910,620
Quantum Corp.
Term Loan
TBD	TBD	890,017	(b,e)	845,516
Sabre, Inc.
Term Loan
09-30-14	2.256-2.475	5,000,000		4,621,900
Sensata Technology BV/Finance Co. LLC
Term Loan
04-27-13	2.231	4,488,312		4,339,659
Shield Finance Co. S.A.R.L.
Tranche B Term Loan
06-15-16	0.002-7.750	800,000	(c)	774,000
Sitel LLC
Term Loan
01-30-14	6.031	2,377,759		2,154,250
Spansion LLC
Term Loan
02-09-15	7.500	1,995,000		2,004,975
SS&C Technologies, Inc./Sunshine Acquisition II, Inc.
Term Loan
11-28-12	2.260-2.290	1,302,770		1,265,315
SSI Investments II Ltd.
Term Loan
05-30-17	6.500	500,000	(c)	503,595
SunGard Data Systems, Inc.
Tranche B Term Loan
02-28-16	3.970-4.043	8,480,620		8,315,587
The First American Corp.
Term Loan
04-12-16	4.750	2,000,000		2,005,000
Trans Union LLC
Term Loan
06-15-17	6.750	4,000,000		4,042,000
VeriFone, Inc.
Tranche B Term Loan
10-31-13	3.010	2,839,518		2,811,123
Vertafore, Inc.
Term Loan
07-29-16	6.750	825,000		826,287

Total				68,507,426

Textile (0.4%)
Phillips-Van Heusen Corp.
Tranche B Term Loan
05-06-16	4.750	2,838,928		2,857,636

	Coupon	Principal
Borrower	rate	amount		Value(a)
Transportation Services (0.8%)
Swift Transportation Co., Inc.
Term Loan
05-12-14	8.250	1,000,000		974,060
The Hertz Corp.
Letter of Credit
12-21-12	0.339-1.750	778,731		763,452
The Hertz Corp.
Tranche B Term Loan
12-21-12	2.010	4,210,716		4,128,102

Total				5,865,614

Wireless (0.8%)
MetroPCS Wireless, Inc.
Tranche B1 Term Loan
11-03-13	2.563	1,994,819		1,950,155
Telesat Canada
Tranche I Term Loan
10-31-14	3.260	3,674,184	(c)	3,570,609
Telesat Canada
Tranche II Term Loan
10-31-14	3.260	315,590	(c)	306,693

Total				5,827,457

Wirelines (0.6%)
Windstream Corp.
Tranche B2 Term Loan
12-17-15	3.010-3.280	3,989,950		3,984,962

Total Senior Loans (Cost: $669,389,255)				$671,631,391

Money Market Fund (8.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	60,272,976	(f)	$60,272,976

Total Money Market Fund (Cost: $60,272,976)			$60,272,976

Total Investments in Securities (Cost: $729,662,231)(g)			$731,904,367

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $24,438,754.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.63% of net assets.

(d)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e)	Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $729,662,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,711,000
Unrealized depreciation	(2,469,000)

Net unrealized appreciation	$2,242,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Senior Loans
Chemicals	$—	$48,023,260	$686,540	$48,709,800
Other Industry	—	25,784,050	1,499,962	27,284,012
Retailers	—	49,802,679	1,425,909	51,228,588
All Other Industries	—	544,408,991	—	544,408,991

Total Senior Loans	—	668,018,980	3,612,411	671,631,391

Other
Affiliated Money Market Fund(c)	60,272,976	—	—	60,272,976

Total Other	60,272,976	—	—	60,272,976

Total	$60,272,976	$668,018,980	$3,612,411	$731,904,367

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Senior Loans

Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	(183)
Realized gain (loss)	194
Change in unrealized appreciation (depreciation)*	5,990
Sales	(44,410)
Purchases	3,650,820
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$3,612,411

*	Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2010 was $5,990.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
VP — Goldman Sachs Mid Cap Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
BE Aerospace, Inc.	214,155	(b)	$6,491,038

Airlines (0.5%)
JetBlue Airways Corp.	647,423	(b)	4,331,260

Auto Components (1.7%)
Lear Corp.	77,922	(b)	6,150,383
TRW Automotive Holdings Corp.	174,370	(b)	7,246,818

Total			13,397,201

Automobiles (0.4%)
Harley-Davidson, Inc.	106,347		3,024,509

Beverages (0.9%)
Hansen Natural Corp.	157,179	(b)	7,327,685

Biotechnology (1.7%)
Biogen Idec, Inc.	250,310	(b)	14,047,397

Capital Markets (2.8%)
Invesco Ltd.	566,003		12,016,243
Janus Capital Group, Inc.	500,169		5,476,851
Lazard Ltd., Class A	146,138	(c)	5,126,521

Total			22,619,615

Chemicals (3.2%)
Celanese Corp., Series A	182,164		5,847,464
CF Industries Holdings, Inc.	73,559		7,024,885
Huntsman Corp.	702,869		8,125,166
The Sherwin-Williams Co.	68,473		5,145,061

Total			26,142,576

Commercial Banks (5.1%)
Comerica, Inc.	285,413		10,603,093
Fifth Third Bancorp	568,860		6,843,386
First Horizon National Corp.	465,380	(b)	5,309,989
M&T Bank Corp.	58,644		4,797,666
SunTrust Banks, Inc.	514,894		13,299,712

Total			40,853,846

Commercial Services & Supplies (0.9%)
Republic Services, Inc.	234,686		7,155,576

Communications Equipment (0.5%)
CommScope, Inc.	172,110	(b)	4,085,891

Issuer	Shares		Value(a)
Consumer Finance (1.3%)
SLM Corp.	932,124	(b)	10,766,032

Containers & Packaging (1.5%)
Owens-Illinois, Inc.	205,421	(b)	5,764,113
Temple-Inland, Inc.	318,684		5,946,644

Total			11,710,757

Diversified Financial Services (0.5%)
IntercontinentalExchange, Inc.	36,859	(b)	3,859,874

Diversified Telecommunication Services (1.5%)
CenturyLink, Inc.	297,179		11,726,683

Electric Utilities (6.7%)
DPL, Inc.	145,936		3,813,308
Edison International	281,107		9,667,270
FirstEnergy Corp.	109,535		4,221,479
Great Plains Energy, Inc.	82,244		1,554,412
Northeast Utilities	210,005		6,209,848
NV Energy, Inc.	474,959		6,245,711
Pinnacle West Capital Corp.	121,835		5,028,130
PPL Corp.	406,992		11,082,391
Progress Energy, Inc.	142,288		6,320,433

Total			54,142,982

Electrical Equipment (0.7%)
Cooper Industries PLC	112,593		5,509,175

Electronic Equipment, Instruments & Components (1.8%)
Amphenol Corp., Class A	302,450		14,814,001

Energy Equipment & Services (2.6%)
Helmerich & Payne, Inc.	135,198		5,470,111
Key Energy Services, Inc.	439,167	(b)	4,176,478
Weatherford International Ltd.	651,120	(b,c)	11,134,152

Total			20,780,741

Food Products (4.1%)
ConAgra Foods, Inc.	377,551		8,283,469
Del Monte Foods Co.	434,624		5,697,921
HJ Heinz Co.	158,827		7,523,635
The JM Smucker Co.	189,882		11,493,557

Total			32,998,582

Health Care Equipment & Supplies (2.8%)
CR Bard, Inc.	106,890		8,704,052
Hologic, Inc.	409,527	(b)	6,556,527
Kinetic Concepts, Inc.	206,025	(b)	7,536,395

Total			22,796,974

Health Care Providers & Services (1.6%)
Aetna, Inc.	395,752		12,509,721

Household Durables (2.6%)
Mohawk Industries, Inc.	75,790	(b)	4,039,607
Newell Rubbermaid, Inc.	641,229		11,420,289
NVR, Inc.	8,429	(b)	5,458,030

Total			20,917,926

Issuer	Shares		Value(a)
Industrial Conglomerates (0.6%)
Textron, Inc.	253,003		5,201,742

Insurance (10.6%)
Everest Re Group Ltd.	173,879	(c)	15,035,318
Genworth Financial, Inc., Class A	611,152	(b)	7,468,277
Hartford Financial Services Group, Inc.	497,585		11,419,576
Marsh & McLennan Companies, Inc.	353,378		8,523,477
Principal Financial Group, Inc.	595,820		15,443,655
The Progressive Corp.	225,294		4,701,886
WR Berkley Corp.	512,421		13,871,237
XL Group PLC	410,008		8,880,773

Total			85,344,199

Internet & Catalog Retail (1.2%)
Liberty Media Corp. — Interactive, Class A	677,151	(b,d)	9,283,740

Machinery (4.0%)
Eaton Corp.	148,385		12,240,278
Parker Hannifin Corp.	152,636		10,693,678
Pentair, Inc.	288,809		9,712,647

Total			32,646,603

Media (3.5%)
CBS Corp., Class B	604,439		9,586,403
DISH Network Corp., Class A	663,708		12,716,645
The Washington Post Co., Class B	14,923		5,960,395

Total			28,263,443

Metals & Mining (1.3%)
Cliffs Natural Resources, Inc.	81,327		5,198,422
Steel Dynamics, Inc.	376,410		5,311,145

Total			10,509,567

Multi-Utilities (5.8%)
Alliant Energy Corp.	123,623		4,493,696
CMS Energy Corp.	658,088		11,858,746
SCANA Corp.	284,464		11,469,588
Sempra Energy	99,135		5,333,463
Xcel Energy, Inc.	601,665		13,820,245

Total			46,975,738

Oil, Gas & Consumable Fuels (7.3%)
Alpha Natural Resources, Inc.	92,536	(b)	3,807,856
Forest Oil Corp.	296,784	(b)	8,814,485
Newfield Exploration Co.	371,936	(b)	21,364,005
QEP Resources, Inc.	324,829		9,790,346
Range Resources Corp.	390,278		14,881,300

Total			58,657,992

Personal Products (0.2%)
Alberto-Culver Co.	53,137		2,000,608

Real Estate Investment Trusts (REITs) (8.1%)
Alexandria Real Estate Equities, Inc.	97,433		6,820,310
Annaly Capital Management, Inc.	311,427		5,481,115

Issuer	Shares		Value(a)
Boston Properties, Inc.	110,848		9,213,687
Digital Realty Trust, Inc.	111,072		6,853,142
Douglas Emmett, Inc.	370,834		6,493,303
Host Hotels & Resorts, Inc.	526,134		7,618,421
MFA Financial, Inc.	979,548		7,473,951
Tanger Factory Outlet Centers	124,689		5,877,839
Ventas, Inc.	185,051		9,543,081

Total			65,374,849

Road & Rail (1.4%)
Kansas City Southern	198,011	(b)	7,407,591
Ryder System, Inc.	95,396		4,080,087

Total			11,487,678

Semiconductors & Semiconductor Equipment (1.0%)
ON Semiconductor Corp.	1,139,825	(b)	8,218,138

Software (1.9%)
BMC Software, Inc.	227,267	(b)	9,199,768
Check Point Software Technologies Ltd.	102,393	(b,c)	3,781,373
Quest Software, Inc.	98,286	(b)	2,416,853

Total			15,397,994

Specialty Retail (1.4%)
Guess?, Inc.	270,342		10,983,995

Textiles, Apparel & Luxury Goods (1.3%)
Fossil, Inc.	82,907	(b)	4,459,568
Hanesbrands, Inc.	232,643	(b)	6,016,148

Total			10,475,716

Wireless Telecommunication Services (1.7%)
Clearwire Corp., Class A	531,911	(b)	4,303,160
Sprint Nextel Corp.	2,086,888	(b)	9,662,291

Total			13,965,451

Total Common Stocks (Cost: $744,281,732)			$786,797,495

Money Market Fund (2.7%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	21,648,910	(e)	$21,648,910

Total Money Market Fund (Cost: $21,648,910)			$21,648,910

Total Investments in Securities (Cost: $765,930,642)			$808,446,405

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.35% of net assets.

(d)	Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company’s liquidation, tracking stock shareholders typically do not have a legal claim on the company’s assets.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$786,797,495	$—	$—	$786,797,495

Total Equity Securities	786,797,495	—	—	786,797,495

Other
Affiliated Money Market Fund(c)	21,648,910	—	—	21,648,910

Total Other	21,648,910	—	—	21,648,910

Total	$808,446,405	$—	$—	$808,446,405

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Invesco International Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.8%)(c)

Issuer	Shares		Value(a)
Australia (5.4%)
BHP Billiton Ltd.	701,291	(d)	$26,373,114
Cochlear Ltd.	296,478	(d)	20,129,859
CSL Ltd.	434,975	(d)	13,894,332
QBE Insurance Group Ltd.	661,389	(d)	11,033,154
Woolworths Ltd.	397,940	(d)	11,092,125

Total			82,522,584

Belgium (1.8%)
Anheuser-Busch InBev NV	458,644		26,980,382

Brazil (2.5%)
Banco Bradesco SA, ADR	1,203,384	(d)	24,524,966
Petroleo Brasileiro SA, ADR	427,169	(d)	14,019,687

Total			38,544,653

Canada (5.8%)
Bombardier, Inc., Series B	2,040,173		10,015,431
Canadian National Railway Co.	113,603		7,266,528
Canadian Natural Resources Ltd.	340,934	(d)	11,795,316
Cenovus Energy, Inc.	431,376		12,408,298
EnCana Corp.	322,302	(d)	9,740,808
Fairfax Financial Holdings Ltd.	30,735		12,518,679
Suncor Energy, Inc.	397,757		12,953,106
Talisman Energy, Inc.	615,553		10,770,831

Total			87,468,997

China (1.2%)
Industrial & Commercial Bank of China, Series H	24,078,000	(d)	17,937,392

Denmark (1.7%)
Novo Nordisk A/S, Series B	255,538		25,361,659

France (4.8%)
AXA SA	512,836		8,966,593
BNP Paribas	273,079		19,422,303
Cie Generale des Etablissements Michelin, Series B	88,817	(d)	6,757,713
Danone	238,587		14,271,036
Eutelsat Communications	265,073		10,118,476
Total SA	267,568		13,790,341

Total			73,326,462

Germany (7.4%)
Adidas AG	314,114		19,446,005
Bayer AG	334,013		23,291,669
BMW AG	351,190		24,628,315
Fresenius Medical Care AG & Co. KGaA	244,850		15,122,996
Puma AG Rudolf Dassler Sport	55,928	(d)	18,451,694
SAP AG	220,367		10,900,973

Total			111,841,652

Issuer	Shares		Value(a)
Hong Kong (2.2%)
Hutchison Whampoa Ltd.	2,503,000	(d)	23,356,645
Li & Fung Ltd.	1,788,000		10,059,185

Total			33,415,830

India (1.4%)
Infosys Technologies Ltd., ADR	316,834	(d)	21,326,097

Ireland (2.7%)
Shire PLC	1,235,164		27,822,417
WPP PLC	1,225,881		13,565,956

Total			41,388,373

Israel (2.2%)
Teva Pharmaceutical Industries Ltd., ADR	631,263		33,299,123

Italy (1.7%)
Finmeccanica SpA	1,020,038	(d)	12,119,238
UniCredit SpA	5,251,132		13,408,565

Total			25,527,803

Japan (9.1%)
Canon, Inc.	300,200		14,008,374
Denso Corp.	397,400	(d)	11,783,455
Fanuc Ltd.	191,900	(d)	24,438,685
Hoya Corp.	532,500	(d)	12,982,360
Keyence Corp.	57,400		12,488,127
Komatsu Ltd.	482,200	(d)	11,195,682
Nidec Corp.	356,100	(d)	31,655,229
Toyota Motor Corp.	362,600		13,023,539
Yamada Denki Co., Ltd.	111,210		6,901,495

Total			138,476,946

Mexico (3.3%)
America Movil SAB de CV, Series L, ADR	537,524	(d)	28,666,154
Fomento Economico Mexicano SAB de CV, ADR	187,150	(d)	9,494,120
Grupo Televisa SA, ADR	653,237	(d)	12,359,244

Total			50,519,518

Netherlands (5.4%)
Koninklijke Ahold NV	1,207,559		16,278,276
Koninklijke KPN NV	1,019,643		15,770,455
Royal Dutch Shell PLC, Series B	399,999		11,667,878
TNT NV	584,232		15,698,695
Unilever NV	486,508		14,541,901
VimpelCom Ltd., ADR	502,540	(b)	7,462,719

Total			81,419,924

Philippine Islands (1.2%)
Philippine Long Distance Telephone Co.	303,630		18,113,936

Russia (1.0%)
Gazprom OAO, ADR	688,000		14,441,120

Singapore (2.6%)
Keppel Corp., Ltd.	3,071,000		20,974,734
United Overseas Bank Ltd.	1,324,000		18,448,190

Total			39,422,924

Issuer	Shares		Value(a)
South Korea (2.9%)
Hyundai Mobis	143,224		32,288,217
NHN Corp.	66,379	(b)	11,412,530

Total			43,700,747

Sweden (0.3%)
Kinnevik Investment AB, Series B	208,692		4,420,614

Switzerland (8.1%)
Informa PLC	2,225,788		14,645,872
Julius Baer Group Ltd.	325,730		11,861,307
Nestlé SA	574,163		30,599,036
Novartis AG	276,703		15,873,169
Roche Holding AG	224,366		30,652,467
Syngenta AG	75,010		18,647,503

Total			122,279,354

Taiwan (2.1%)
Hon Hai Precision Industry Co., Ltd.	3,539,200		13,313,356
Taiwan Semiconductor Manufacturing Co., Ltd.	9,270,000		18,399,923

Total			31,713,279

Turkey (1.0%)
Akbank TAS	2,441,877		14,944,064

United Kingdom (17.0%)
BG Group PLC	1,027,849		18,058,696
British American Tobacco PLC	531,595		19,827,783
Centrica PLC	4,222,139		21,454,969
Compass Group PLC	2,883,556		24,028,954
Imperial Tobacco Group PLC	961,208		28,642,161
International Power PLC	3,958,438		24,125,519
Kingfisher PLC	3,678,957		13,534,203
Next PLC	380,065		13,229,661
Reckitt Benckiser Group PLC	530,226		29,159,107
Reed Elsevier PLC	1,888,515		15,959,666
Smith & Nephew PLC	670,931		6,117,883
Tesco PLC	3,284,743		21,877,029
Vodafone Group PLC	8,550,875		21,101,233

Total			257,116,864

Total Common Stocks (Cost: $1,275,346,490)			$1,435,510,297

Rights (—%)(c)

Issuer	Shares		Value(a)
France
Cie Generale des Etablissements Michelin	88,817	(b,c)	$247,981

Total Rights (Cost: $—)			$247,981

Mutual Fund (0.6%)

	Shares		Value(a)
The India Fund, Inc.	243,400	(d)	$8,854,892

Total Mutual Fund (Cost: $7,131,149)			$8,854,892

Money Market Fund (4.5%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	68,515,738	(e)	$68,515,738

Total Money Market Fund (Cost: $68,515,738)			$68,515,738

Investments of Cash Collateral Received for Securities on Loan (11.4%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.8%)
Antalis US Funding Corp.
10-07-10	0.310%	$4,998,751	$4,998,751
Argento Variable Funding Company LLC
10-12-10	0.300	999,733	999,733
10-25-10	0.300	1,999,567	1,999,567
Grampian Funding LLC
10-08-10	0.290	3,999,066	3,999,066

Total			11,997,117

Certificates of Deposit (4.7%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	6,996,301	6,996,301
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
DZ Bank AG
11-16-10	0.360	5,000,000	5,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	2,000,000	2,000,000
10-13-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-22-10	0.350	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	5,996,495	5,996,495
Natixis
12-23-10	0.400	2,498,307	2,498,307
Norinchukin Bank
10-28-10	0.350	2,001,208	2,001,208
11-08-10	0.350	2,001,287	2,001,287
Pohjola Bank PLC
12-16-10	0.415	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	998,979	998,979
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,643	4,995,643
United Overseas Bank Ltd.
10-12-10	0.280	7,000,000	7,000,000

Total			71,482,634

Commercial Paper (0.3%)
Suncorp Metway Ltd.
10-06-10	0.300	3,999,034	3,999,034

Other Short-Term Obligations (0.3%)
Natixis Financial Products LLC
10-01-10	0.550	1,500,000	1,500,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

Total			4,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.3%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $10,550,971	0.220%	$10,550,906	$10,550,906
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $35,000,369	0.380	35,000,000	35,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $25,000,146	0.210	25,000,000	25,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,111	0.400	10,000,000	10,000,000

Total			80,550,906

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $172,529,691)			$172,529,691

Total Investments in Securities
(Cost: $1,523,523,068)(g)			$1,685,658,599

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.5%	$22,134,669
Air Freight & Logistics	1.0	15,698,695
Auto Components	3.4	51,077,366
Automobiles	2.5	37,651,854
Beverages	2.4	36,474,502
Biotechnology	0.9	13,894,332
Capital Markets	0.8	11,861,307
Chemicals	1.2	18,647,503
Commercial Banks	7.2	108,685,480
Distributors	0.7	10,059,185
Diversified Financial Services	0.9	13,275,506
Diversified Telecommunication Services	1.0	15,770,455
Electrical Equipment	2.1	31,655,229
Electronic Equipment, Instruments & Components	2.6	38,783,843
Food & Staples Retailing	3.3	49,247,430
Food Products	3.9	59,411,973
Health Care Equipment & Supplies	1.7	26,247,742
Health Care Providers & Services	1.0	15,122,996
Hotels, Restaurants & Leisure	1.6	24,028,954
Household Products	1.9	29,159,107
Independent Power Producers & Energy Traders	1.6	24,125,519
Industrial Conglomerates	2.9	44,331,379
Insurance	2.1	32,518,426
Internet Software & Services	0.8	11,412,530
IT Services	1.4	21,326,097
Machinery	2.4	35,634,367
Media	4.4	66,649,214
Metals & Mining	1.7	26,373,114
Multiline Retail	0.9	13,229,661
Multi-Utilities	1.4	21,454,969
Office Electronics	0.9	14,008,374
Oil, Gas & Consumable Fuels	8.6	129,646,081
Pharmaceuticals	10.3	156,300,504
Road & Rail	0.5	7,266,528
Semiconductors & Semiconductor Equipment	1.2	18,399,923
Software	0.7	10,900,973
Specialty Retail	1.3	20,435,698
Textiles, Apparel & Luxury Goods	2.5	37,897,699
Tobacco	3.2	48,469,944
Wireless Telecommunication Services	5.0	75,344,042
Other(1)	15.9	241,045,429

Total		$1,685,658,599

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,529,615
Freddie Mac Gold Pool	5,232,309

Total market value of collateral securities	$10,761,924

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$69,420
Fannie Mae Interest Strip	171,039
Fannie Mae Pool	5,011,966
Fannie Mae Principal Strip	188,696
Fannie Mae REMICS	6,483,767
Fannie Mae Whole Loan	161,383
FHLMC Multifamily Structured Pass Through Certificates	57,943
FHLMC Structured Pass Through Securities	314,435
Freddie Mac Non Gold Pool	2,306,789
Freddie Mac Reference REMIC	28,819
Freddie Mac REMICS	1,600,851
Freddie Mac Strips	286,145
Ginnie Mae I Pool	897,383
Ginnie Mae II Pool	3,441,715
Government National Mortgage Association	3,634,817
United States Treasury Inflation Indexed Bonds	250,889
United States Treasury Note/Bond	9,230,780
United States Treasury Strip Coupon	1,256,575
United States Treasury Strip Principal	249,181
Cash Collateral In Lieu Of Securities	56,282

Total market value of collateral securities	$35,698,875

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$140,970
Fannie Mae REMICS	8,742,811
Freddie Mac Reference REMIC	281,683
Freddie Mac REMICS	12,451,156
Government National Mortgage Association	3,883,380

Total market value of collateral securities	$25,500,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$9,250,992
Freddie Mac Gold Pool	495,678
Freddie Mac Non Gold Pool	453,330

Total market value of collateral securities	$10,200,000

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,523,523,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$170,040,000
Unrealized depreciation	(7,904,000)

Net unrealized appreciation	$162,136,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,435,510,297	$—	$—	$1,435,510,297
Rights	247,981	—	—	247,981

Total Equity Securities	1,435,758,278	—	—	1,435,758,278

Other
Mutual Fund	8,854,892	—	—	8,854,892
Affiliated Money Market Fund(c)	68,515,738	—	—	68,515,738
Investments of Cash Collateral Received for Securities on Loan	—	172,529,691	—	172,529,691

Total Other	77,370,630	172,529,691	—	249,900,321

Total	$1,513,128,908	$172,529,691	$—	$1,685,658,599

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — J.P. Morgan Core Bond Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (100.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Foreign Local Government (0.2%)(c)
Province of Ontario
Senior Unsecured
06-16-15	2.700%	$1,840,000	(k)	$1,927,209
Province of Quebec
01-30-26	6.350	440,000		596,061

Total				2,523,270

U.S. Government Obligations & Agencies (51.9%)
Fannie Mae Interest STRIPS
Zero Coupon
11-15-21	4.515	1,750,000	(m)	1,169,980
Federal Farm Credit Bank
11-15-18	5.125	8,000,000		9,470,880
Federal Home Loan Banks
10-10-12	4.625	5,000,000	(k)	5,414,175
11-21-12	1.625	10,000,000	(k)	10,217,430
03-20-13	1.625	15,000,000	(k)	15,342,255
06-14-13	1.625	12,100,000	(k)	12,382,934
08-14-13	5.125	10,000,000	(k)	11,239,800
12-16-16	4.750	10,000,000	(k)	11,614,671
Federal Home Loan Mortgage Corp.
04-23-14	2.500	2,000,000		2,099,108
07-17-15	4.375	5,000,000	(k)	5,672,440
04-18-16	5.250	10,000,000		11,818,500
08-23-17	5.500	34,000,000	(k)	41,077,746
11-17-17	5.125	69,000,000	(k)	81,876,227
06-13-18	4.875	10,000,000	(k)	11,727,676
Federal National Mortgage Association
11-19-12	4.750	15,000,000		16,315,125
06-26-13	1.500	5,000,000	(k)	5,097,715
07-05-14	0.000	3,000,000	(k)	2,831,157
04-15-15	5.000	5,000,000	(k)	5,792,475
10-15-15	4.375	25,000,000	(k)	28,354,200
09-15-16	5.250	10,000,000	(k)	11,855,020
05-11-17	5.000	15,000,000	(k)	17,664,780
06-12-17	5.375	36,000,000	(k)	43,259,436
Federal National Mortgage Association
Zero Coupon
06-01-17	3.330	10,000,000	(m)	8,436,090
Tennessee Valley Authority
07-18-17	5.500	11,000,000		13,255,528
U.S. Treasury
08-31-11	1.000	3,000,000	(k)	3,019,923
11-30-11	0.750	10,000,000		10,050,390
01-31-12	0.875	15,000,000		15,107,820
12-15-12	1.125	17,500,000		17,746,085

	Coupon	Principal
Issuer	rate	amount		Value(a)
02-15-13	1.375	55,000,000		56,100,001
04-15-13	1.750	8,000,000	(k)	8,241,840
12-31-13	1.500	12,300,000		12,606,541
02-28-14	1.875	1,000,000	(k)	1,036,641
07-31-14	2.625	24,000,000	(k)	25,548,744
09-30-14	2.375	24,000,000	(k)	25,332,187
10-31-14	2.375	25,000,000	(k)	26,386,725
12-31-14	2.625	10,000,000	(k)	10,654,687
01-31-15	2.250	30,000,000	(k)	31,481,250
05-15-15	4.125	8,050,000	(k)	9,123,540
12-31-16	3.250	58,750,000	(k)	64,115,520
01-31-17	3.125	15,000,000	(k)	16,253,910
03-31-17	3.250	5,000,000		5,453,125
08-15-17	8.875	15,000,000		21,809,760
02-15-19	8.875	6,833,000	(k)	10,327,970
08-15-19	8.125	15,417,000	(k)	22,550,970
02-15-20	8.500	500,000		754,688
08-15-20	8.750	28,500,000		44,041,392
08-15-27	6.375	3,000,000	(k)	4,238,436
08-15-28	5.500	14,700,000		19,066,356
08-15-29	6.125	5,000,000		6,957,030
U.S. Treasury Inflation-Indexed Bond
04-15-11	2.375	3,295,080	(g,k)	3,335,528
U.S. Treasury
STRIPS
02-15-14	0.000	10,000,000	(k)	9,719,980
02-15-28	0.000	4,100,000		2,167,875
02-15-29	0.000	165,000		83,166
08-15-29	0.000	100,000		49,226

Total				867,346,654

Asset-Backed (1.2%)
AH Mortgage Advance Trust
Series 2010-ADV1 Class A1
08-06-22	3.968	1,325,000	(d)	1,326,656
Ally Auto Receivables Trust
Series 2010-3 Class A3
10-15-14	1.110	1,385,000		1,391,245
Ally Auto Receivables Trust
Series 2010-3 Class A4
08-17-15	1.550	536,000		539,770
AmeriCredit Automobile Receivables Trust
Series 2010-3 Class A3
04-08-15	1.140	665,000		665,464
BMW Vehicle Owner Trust
Series 2010-A Class A1
04-25-11	0.279	157,074		157,072
CarMax Auto Owner Trust
Series 2010-1 Class A1
02-15-11	0.274	502,651		502,651
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-2 Class 2A2
02-25-33	0.816	971,304	(i)	829,053
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-4 Class 1A5
05-25-33	5.416	1,000,000	(i)	981,441
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-5 Class 1A4
02-25-30	4.396	764,942		764,172

	Coupon	Principal
Issuer	rate	amount		Value(a)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6 Class 1A5
11-25-34	5.350	750,000	(i)	683,332
Chrysler Financial Auto Securitization Trust
Series 2010-A Class A3
08-08-13	0.910	1,400,000		1,400,210
Citibank Credit Card Issuance Trust
Series 2007-A7 Class A7
08-20-14	0.606	1,500,000	(i)	1,503,052
GE Capital Credit Card Master Note Trust
Series 2009-2 Class A
07-15-15	3.690	1,000,000		1,048,661
Hyundai Auto Receivables Trust
Series 2010-A Class A1
05-15-11	0.398	2,007,321		2,007,549
Mercedes-Benz Auto Receivables Trust
Series 2010-1 Class A1
05-15-11	0.309	1,666,297		1,666,419
PennyMac Loan Trust
Series 2010-NPL1 Class A
05-25-50	4.250	918,000	(d,i)	915,705
Residential Asset Mortgage Products, Inc.
Series 2004-RS6 Class AI4
05-25-32	5.457	1,190,816		1,225,630
Residential Asset Mortgage Products, Inc.
Series 2005-RZ4 Class A2
11-25-35	0.516	806,262	(i)	769,156
Structured Asset Investment Loan Trust
Series 2005-5 Class A9
06-25-35	0.526	500,000	(i)	460,033
Structured Asset Securities Corp.
Series 2005-NC1 Class A11
02-25-35	4.690	1,680,490	(i)	1,710,031

Total				20,547,302

Commercial Mortgage-Backed (0.5%)(f)
Banc of America Commercial Mortgage, Inc.
Series 2005-3 Class AM
07-10-43	4.727	1,000,000		907,238
Banc of America Commercial Mortgage, Inc.
Series 2006-3 Class A4
07-10-44	5.889	500,000		532,276
Citigroup Commercial Mortgage Trust
Series 2005-C3 Class AM
05-15-43	4.830	1,230,000		1,238,063
Commercial Mortgage Asset Trust
Series 1999-C1 Class D
01-17-32	7.350	1,500,000		1,648,163
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3
03-15-39	5.658	1,300,000		1,378,226
CW Capital Cobalt Ltd.
Series 2006-C1 Class A4
08-15-48	5.223	1,200,000		1,228,957
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
07-10-38	5.883	1,000,000		1,095,664

	Coupon	Principal
Issuer	rate	amount		Value(a)
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AJ
01-12-44	5.331	1,000,000	(i)	951,724

Total				8,980,311

Residential Mortgage-Backed (37.2%)(f)
American General Mortgage Loan Trust
CMO Series 2009-1 Class A4
09-25-48	5.750	2,200,000	(d)	2,241,268
American General Mortgage Loan Trust
CMO Series 2009-1 Class A5
09-25-48	5.750	1,450,000	(d)	1,464,962
American General Mortgage Loan Trust
CMO Series 2009-1 Class A7
09-25-48	5.750	2,550,000	(d)	2,549,253
ASG Resecuritization Trust
CMO Series 2009-3 Class A65
03-26-37	5.595	1,697,682	(d,i)	1,711,406
ASG Resecuritization Trust
CMO Series 2010-3 Class 2A22
10-28-36	0.500	1,952,463	(d,i)	1,903,651
Banc of America Funding Corp.
CMO Series 2004-3 Class 1A1
10-25-34	5.500	921,391		948,789
Banc of America Funding Corp.
CMO Series 2010-R4 Class 5A1
07-26-36	0.479	662,430	(d,i)	639,591
Banc of America Mortgage Securities, Inc.
CMO Series 2004-C Class 2A2
04-25-34	3.008	738,820	(i)	735,878
BCAP LLC Trust
CMO Series 2010-RR6 Class 22A3
06-26-36	5.430	1,361,502	(d,i)	1,427,460
BCAP LLC Trust
CMO Series 2010-RR6 Class 5A1
11-26-37	5.500	1,317,318	(d)	1,331,922
BCAP LLC Trust
CMO Series 2010-RR7 Class 15A1
01-26-36	1.056	1,672,912	(d,i)	1,560,968
BCAP LLC Trust
CMO Series 2010-RR7 Class 16A1
02-26-47	1.070	1,339,514	(d,i)	1,299,010
BCAP LLC Trust
CMO Series 2010-RR7 Class 1A5
04-26-35	5.023	1,500,000	(d,i)	1,553,257
BCAP LLC Trust
CMO Series 2010-RR7 Class 2A1
07-26-45	4.796	2,799,181	(d,i)	2,848,045
BCAP LLC Trust
CMO Series 2010-RR8 Class 3A3
05-26-35	5.103	969,684	(d,i)	998,599
Bear Stearns Adjustable Rate Mortgage Trust
CMO Series 2003-4 Class 3A1
07-25-33	4.996	361,526		359,489
Chase Mortgage Finance Corp.
CMO Series 2003-S2 Class A1
03-25-18	5.000	1,132,116		1,161,604
Chase Mortgage Finance Corp.
CMO Series 2007-A1 Class 2A1
02-25-37	2.892	1,103,377	(i)	1,106,255

	Coupon	Principal
Issuer	rate	amount		Value(a)
Chase Mortgage Finance Corp.
CMO Series 2007-A1 Class 7A1
02-25-37	2.926	646,835	(i)	650,832
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2009-10 Class 1A1
09-25-33	2.706	2,179,592	(d,i)	2,165,561
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2010-7 Class 10A1
02-25-35	2.866	981,890	(d,i)	976,981
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-11R Class A1
06-28-47	1.260	802,741	(d,i)	805,751
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-15R Class 7A1
10-26-37	5.340	1,000,000	(d,i)	1,014,946
Credit Suisse Mortgage Capital Certificates
CMO Series 2010-15R Class 7A2
10-26-37	5.340	250,000	(d,i)	228,535
Federal Home Loan Mortgage Corp.
10-01-40	5.500	20,000,000	(b)	21,212,499
10-01-40	6.000	20,000,000	(b)	21,440,619
Federal Home Loan Mortgage Corp. #A57681
12-01-36	6.000	7,962,431		8,578,876
Federal Home Loan Mortgage Corp. #A70397
09-01-37	7.500	441,430		466,413
Federal Home Loan Mortgage Corp. #A73250
02-01-38	7.500	851,948		900,198
Federal Home Loan Mortgage Corp. #A78182
05-01-38	7.500	291,683		308,349
Federal Home Loan Mortgage Corp. #A80963
08-01-38	6.500	862,408		955,703
Federal Home Loan Mortgage Corp. #A93511
08-01-40	5.000	9,956,291	(b)	10,465,586
Federal Home Loan Mortgage Corp. #C90995
10-01-26	6.500	2,688,055		2,939,544
Federal Home Loan Mortgage Corp. #C91065
07-01-27	6.000	1,243,075		1,343,166
Federal Home Loan Mortgage Corp. #G01939
04-01-32	5.500	1,122,670		1,200,540
Federal Home Loan Mortgage Corp. #G02186
05-01-36	5.000	2,633,307	(b)	2,782,821
Federal Home Loan Mortgage Corp. #G04077
03-01-38	6.500	1,227,554		1,337,998
Federal Home Loan Mortgage Corp. #G12312
09-01-21	6.000	1,460,363		1,585,341
Federal Home Loan Mortgage Corp. #G12893
11-01-22	6.500	568,080		615,093
Federal Home Loan Mortgage Corp. #G13465
01-01-24	6.000	1,743,742		1,892,972
Federal Home Loan Mortgage Corp. #G13647
01-01-24	6.000	1,942,956		2,109,235
Federal Home Loan Mortgage Corp. #G30388
02-01-28	6.000	1,407,972		1,516,501
Federal Home Loan Mortgage Corp. #P50496
06-01-35	5.500	1,696,757		1,791,458
Federal Home Loan Mortgage Corp. #P50595
12-01-36	6.500	3,856,681		4,213,183
Federal Home Loan Mortgage Corp. #Z40024
04-01-36	5.500	1,169,715	(b)	1,241,449

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3385 Class SN
11-15-37	7.450	3,581,448	(j)	376,996
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3451 Class SA
05-15-38	16.443	6,150,404	(j)	537,312
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3531 Class SM
05-15-39	1.820	5,287,530	(j)	584,110
Federal Home Loan Mortgage Corp.
CMO I.O. Series 3688 Class NI
04-15-32	0.000	4,911,154	(j)	587,982
Federal Home Loan Mortgage Corp.
CMO I.O. STRIPS
Series 239 Class S30
08-15-36	1.000	9,583,791	(j)	1,410,847
Federal Home Loan Mortgage Corp.
CMO P.O. Series 2587 Class CO
03-15-32	3.870	1,427,043	(l)	1,404,027
Federal Home Loan Mortgage Corp.
CMO P.O. Series 3100 Class PO
01-15-36	0.000	1,751,112	(l)	1,565,000
Federal Home Loan Mortgage Corp.
CMO P.O. Series 3347 Class PO
07-15-37	1.920	1,029,548	(l)	1,027,529
Federal Home Loan Mortgage Corp.
CMO P.O. Series 3607 Class EO
02-15-33	4.394	1,186,280	(l)	1,110,580
Federal Home Loan Mortgage Corp.
CMO P.O. Series 3607 Class TO
10-15-39	4.240	1,663,126	(l)	1,547,252
Federal Home Loan Mortgage Corp.
CMO Series 2127 Class PG
02-15-29	6.250	1,857,564		2,053,316
Federal Home Loan Mortgage Corp.
CMO Series 2165 Class PE
06-15-29	6.000	975,183		1,062,492
Federal Home Loan Mortgage Corp.
CMO Series 2326 Class ZQ
06-15-31	6.500	3,533,018	(h)	3,915,002
Federal Home Loan Mortgage Corp.
CMO Series 2399 Class TH
01-15-32	6.500	1,829,486		2,006,321
Federal Home Loan Mortgage Corp.
CMO Series 2517 Class Z
10-15-32	5.500	3,615,405	(h)	3,854,860
Federal Home Loan Mortgage Corp.
CMO Series 2557 Class HL
01-15-33	5.300	1,630,047		1,764,566
Federal Home Loan Mortgage Corp.
CMO Series 2594 Class DJ
10-15-30	4.250	941,561		961,180
Federal Home Loan Mortgage Corp.
CMO Series 2684 Class PD
03-15-29	5.000	1,299,000		1,349,865
Federal Home Loan Mortgage Corp.
CMO Series 2752 Class EZ
02-15-34	5.500	2,870,262	(h)	3,135,339

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO Series 2764 Class ZG
03-15-34	5.500	2,142,875	(h)	2,349,589
Federal Home Loan Mortgage Corp.
CMO Series 2802 Class VG
07-15-23	5.500	2,500,000		2,725,977
Federal Home Loan Mortgage Corp.
CMO Series 2825 Class VQ
07-15-26	5.500	2,000,000		2,229,395
Federal Home Loan Mortgage Corp.
CMO Series 2986 Class CH
06-15-25	5.000	4,000,000		4,389,439
Federal Home Loan Mortgage Corp.
CMO Series 3075 Class PD
01-15-35	5.500	1,250,000		1,385,618
Federal Home Loan Mortgage Corp.
CMO Series 3101 Class UZ
01-15-36	6.000	1,983,310	(h)	2,188,854
Federal Home Loan Mortgage Corp.
CMO Series 3102 Class FB
01-15-36	0.556	1,285,542	(i)	1,282,268
Federal Home Loan Mortgage Corp.
CMO Series 3107 Class BN
02-15-36	5.750	2,085,604		2,133,217
Federal Home Loan Mortgage Corp.
CMO Series 3123 Class AZ
03-15-36	6.000	2,814,529	(h)	3,185,495
Federal Home Loan Mortgage Corp.
CMO Series 3143 Class BC
02-15-36	5.500	2,500,000	(h)	2,789,857
Federal Home Loan Mortgage Corp.
CMO Series 3151 Class PD
11-15-34	6.000	1,250,000		1,364,301
Federal Home Loan Mortgage Corp.
CMO Series 3171 Class MG
08-15-34	6.000	3,900,000		4,343,134
Federal Home Loan Mortgage Corp.
CMO Series 3195 Class PD
07-15-36	6.500	3,000,000		3,439,508
Federal Home Loan Mortgage Corp.
CMO Series 3200 Class AY
08-15-36	5.500	2,500,000		2,770,682
Federal Home Loan Mortgage Corp.
CMO Series 3213 Class JE
09-15-36	6.000	4,000,000		4,527,404
Federal Home Loan Mortgage Corp.
CMO Series 3229 Class AF
08-15-23	0.506	2,073,323	(i)	2,067,926
Federal Home Loan Mortgage Corp.
CMO Series 3266 Class D
01-15-22	5.000	4,850,000		5,445,706
Federal Home Loan Mortgage Corp.
CMO Series 3453 Class B
05-15-38	5.500	1,650,000		1,766,531
Federal Home Loan Mortgage Corp.
CMO Series 3461 Class Z
06-15-38	6.000	1,144,152	(h)	1,286,664

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO Series 3501 Class CB
01-15-39	5.500	1,500,000		1,605,938
Federal Home Loan Mortgage Corp.
CMO Series 3523 Class SD
06-15-36	18.958	945,781	(i)	1,249,798
Federal Home Loan Mortgage Corp.
CMO Series 3680 Class MA
07-15-39	4.500	4,970,103		5,345,722
Federal Home Loan Mortgage Corp.
CMO Series 3687 Class MA
02-15-37	4.500	3,482,779		3,741,473
Federal Home Loan Mortgage Corp.
CMO Series 3688 Class CU
11-15-21	6.825	2,808,805	(i)	3,117,493
Federal Home Loan Mortgage Corp.
CMO Series 3688 Class GT
11-15-46	7.148	2,461,230	(i)	2,797,347
Federal Home Loan Mortgage Corp.
CMO Series 3704 Class CT
12-15-36	7.000	4,866,757		5,388,218
Federal Home Loan Mortgage Corp.
CMO Series 3704 Class DT
11-15-36	7.500	4,977,295		5,526,009
Federal Home Loan Mortgage Corp.
CMO Series 3704 Class ET
12-15-36	7.500	3,974,832		4,404,798
Federal Home Loan Mortgage Corp.
CMO Series 3707 Class B
08-15-25	4.500	2,027,855		2,221,543
Federal Home Loan Mortgage Corp.
CMO Series R004 Class VG
08-15-21	6.000	1,400,000		1,518,741
Federal Home Loan Mortgage Corp.
CMO Series R007 Class ZA
05-15-36	6.000	4,344,494	(h)	5,072,960
Federal National Mortgage Association
10-01-40	5.500	20,000,000	(b)	21,259,379
10-01-40	6.000	15,000,000	(b)	16,110,930
10-01-40	6.500	3,000,000	(b)	3,270,936
Federal National Mortgage Association #190363
11-01-35	5.500	9,726,326	(b)	10,401,667
Federal National Mortgage Association #255020
11-01-33	5.500	2,105,158	(b)	2,240,791
Federal National Mortgage Association #255932
11-01-35	5.000	2,793,183		2,953,442
Federal National Mortgage Association #256213
04-01-26	6.000	2,054,601		2,231,965
Federal National Mortgage Association #256219
04-01-36	5.500	1,516,272	(b)	1,608,286
Federal National Mortgage Association #256271
06-01-36	6.500	1,214,335		1,329,919
Federal National Mortgage Association #256311
07-01-26	6.000	1,870,013		2,025,552
Federal National Mortgage Association #256885
09-01-27	6.000	2,074,114		2,238,203
Federal National Mortgage Association #256962
11-01-27	6.000	1,620,988		1,749,229
Federal National Mortgage Association #257007
12-01-27	6.000	3,326,678		3,589,862

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #257510
12-01-38	7.000	4,210,932		4,689,256
Federal National Mortgage Association #735122
10-01-19	5.000	2,395,055		2,535,430
Federal National Mortgage Association #735208
10-01-19	6.000	2,269,254		2,455,214
Federal National Mortgage Association #735503
04-01-35	6.000	1,457,452	(b)	1,598,297
Federal National Mortgage Association #745148
01-01-36	5.000	2,099,993	(b)	2,219,883
Federal National Mortgage Association #745515
05-01-36	5.000	1,594,249	(b)	1,685,266
Federal National Mortgage Association #745875
09-01-36	6.500	983,196		1,076,779
Federal National Mortgage Association #865952
03-01-36	5.500	5,677,564	(b)	6,052,266
Federal National Mortgage Association #870770
07-01-36	6.500	1,888,176		2,067,899
Federal National Mortgage Association #878225
10-01-36	6.500	1,706,056		1,868,444
Federal National Mortgage Association #888366
04-01-37	7.000	2,185,336		2,436,599
Federal National Mortgage Association #888408
03-01-37	6.000	2,296,718		2,441,426
Federal National Mortgage Association #888594
08-01-22	6.000	1,801,246		1,953,357
Federal National Mortgage Association #888890
10-01-37	6.500	2,218,540		2,429,707
Federal National Mortgage Association #889224
01-01-37	5.500	3,273,942	(b)	3,501,266
Federal National Mortgage Association #889519
12-01-35	5.500	2,950,816	(b)	3,155,704
Federal National Mortgage Association #889565
08-01-37	5.500	4,691,226	(b)	5,031,618
Federal National Mortgage Association #889634
02-01-23	6.000	1,842,637		1,998,244
Federal National Mortgage Association #890222
10-01-28	6.000	1,817,180		1,962,214
Federal National Mortgage Association #920843
03-01-36	3.503	2,504,705	(b,i)	2,626,289
Federal National Mortgage Association #930507
02-01-39	6.500	1,041,962		1,146,927
Federal National Mortgage Association #945821
08-01-37	7.500	2,754,210		3,059,280
Federal National Mortgage Association #945870
08-01-37	6.500	1,095,945		1,197,178
Federal National Mortgage Association #955188
11-01-37	7.000	630,004		701,825
Federal National Mortgage Association #955233
12-01-37	6.500	2,754,587		3,009,030
Federal National Mortgage Association #968066
10-01-22	6.000	1,528,362		1,657,428
Federal National Mortgage Association #968184
01-01-23	6.000	3,007,962		3,256,337
Federal National Mortgage Association #970343
02-01-38	6.000	943,225		1,010,795
Federal National Mortgage Association #991908
11-01-38	7.000	2,269,703		2,527,520
Federal National Mortgage Association #995018
06-01-38	5.500	1,826,867	(b)	1,947,434

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #995149
10-01-38	6.500	10,573,766		11,580,211
Federal National Mortgage Association #995381
01-01-24	6.000	2,200,850		2,382,580
Federal National Mortgage Association #995456
02-01-24	6.500	2,316,812		2,516,598
Federal National Mortgage Association #AA0917
09-01-33	5.500	13,983,797		15,033,411
Federal National Mortgage Association #AA0922
09-01-36	6.000	3,385,917		3,696,195
Federal National Mortgage Association #AA6812
10-01-39	5.500	1,435,328	(b)	1,526,916
Federal National Mortgage Association #AC9081
09-01-38	6.500	2,222,939		2,448,419
Federal National Mortgage Association #AD0329
09-01-28	6.500	1,083,496		1,186,952
Federal National Mortgage Association #AD0523
11-01-48	6.000	1,322,178		1,404,914
Federal National Mortgage Association #AD0525
05-01-22	7.500	834,356		939,343
Federal National Mortgage Association #AD0753
01-01-39	7.000	2,124,648		2,415,321
Federal National Mortgage Association #AE0081
07-01-24	6.000	8,074,898		8,728,460
Federal National Mortgage Association
CMO I.O. Series 1996-4 Class SA
02-25-24	18.870	606,489	(j)	107,583
Federal National Mortgage Association
CMO I.O. Series 2005-18 Class SK
03-25-35	7.950	13,934,937	(j)	1,286,433
Federal National Mortgage Association
CMO I.O. Series 2006-117 Class GS
12-25-36	26.530	4,073,081	(j)	371,971
Federal National Mortgage Association
CMO I.O. Series 2007-109 Class PI
12-25-37	0.000	6,798,081	(j)	713,165
Federal National Mortgage Association
CMO I.O. Series 2007-65 Class KI
07-25-37	26.706	5,548,103	(j)	488,210
Federal National Mortgage Association
CMO I.O. Series 2007-72 Class EK
07-25-37	12.140	7,270,339	(j)	788,547
Federal National Mortgage Association
CMO I.O. Series 2009-68 Class SA
09-25-39	1.560	6,183,852	(j)	785,772
Federal National Mortgage Association
CMO I.O. Series 2009-71 Class BI
08-25-24	0.000	2,234,981	(j)	236,835
Federal National Mortgage Association
CMO I.O. Series 2010-35 Class SB
04-25-40	11.520	5,475,047	(j)	550,865
Federal National Mortgage Association
CMO I.O. Series 2010-68 Class SA
07-25-40	1.010	7,926,826	(j)	863,624
Federal National Mortgage Association
CMO P.O. Series 2000-18 Class EC
10-25-23	3.280	483,321	(l)	432,389

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO P.O. Series 2003-23 Class QO
01-15-32	2.592	824,914	(l)	806,647
Federal National Mortgage Association
CMO P.O. Series 2004-46 Class EP
03-25-34	3.430	1,207,407	(l)	1,096,882
Federal National Mortgage Association
CMO P.O. Series 2006-113 Class PO
07-25-36	2.200	896,127	(l)	807,576
Federal National Mortgage Association
CMO P.O. Series 2006-59 Class CO
08-25-35	3.370	370,171	(l)	364,041
Federal National Mortgage Association
CMO P.O. Series 2006-86 Class OB
09-25-36	3.670	2,249,444	(l)	1,982,546
Federal National Mortgage Association
CMO P.O. Series 2009-113 Class AO
01-25-40	3.430	1,462,361	(l)	1,308,782
Federal National Mortgage Association
CMO P.O. Series 2009-69 Class PO
09-25-39	4.650	951,361	(l)	860,071
Federal National Mortgage Association
CMO P.O. Series 2010-39 Class OT
10-25-35	5.610	1,313,077	(l)	1,168,187
Federal National Mortgage Association
CMO Series 2001-60 Class PX
11-25-31	6.000	2,400,000		2,680,888
Federal National Mortgage Association
CMO Series 2003-88 Class WA
09-25-18	4.500	2,533,981		2,689,979
Federal National Mortgage Association
CMO Series 2003-91 Class BL
02-25-29	5.000	832,485		837,816
Federal National Mortgage Association
CMO Series 2003-W8 Class 3F1
05-25-42	0.656	992,242	(i)	984,115
Federal National Mortgage Association
CMO Series 2004-36 Class FA
05-25-34	0.656	1,418,250	(i)	1,420,721
Federal National Mortgage Association
CMO Series 2004-65 Class LT
08-25-24	4.500	1,883,683		2,071,911
Federal National Mortgage Association
CMO Series 2004-W10 Class A6
08-25-34	5.750	3,000,000		3,218,906
Federal National Mortgage Association
CMO Series 2005-67 Class EY
08-25-25	5.500	1,500,000		1,679,984
Federal National Mortgage Association
CMO Series 2005-74 Class SK
05-25-35	19.425	1,007,743	(i)	1,424,742
Federal National Mortgage Association
CMO Series 2006-16 Class HZ
03-25-36	5.500	9,644,718	(h)	10,586,246
Federal National Mortgage Association
CMO Series 2006-74 Class DV
08-25-23	6.500	1,825,000		1,990,974
Federal National Mortgage Association
CMO Series 2006-W3 Class 2A
09-25-46	6.000	1,563,846		1,703,126

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association
CMO Series 2007-101 Class A2
06-27-36	0.506	5,716,100	(i)	5,657,882
Federal National Mortgage Association
CMO Series 2007-104 Class ZE
08-25-37	6.000	1,786,090	(h)	1,977,376
Federal National Mortgage Association
CMO Series 2007-108 Class AN
11-25-37	8.726	1,588,952	(i)	1,946,466
Federal National Mortgage Association
CMO Series 2007-42 Class B
05-25-37	6.000	2,000,000		2,289,560
Federal National Mortgage Association
CMO Series 2007-76 Class PD
03-25-36	6.000	2,000,000		2,214,887
Federal National Mortgage Association
CMO Series 2007-76 Class ZG
08-25-37	6.000	3,626,032	(h)	4,001,591
Federal National Mortgage Association
CMO Series 2007-84 Class PE
05-25-34	6.000	2,000,000		2,163,609
Federal National Mortgage Association
CMO Series 2008-68 Class VB
03-25-27	6.000	4,365,000		4,808,828
Federal National Mortgage Association
CMO Series 2008-80 Class GP
09-25-38	6.250	1,584,767		1,736,277
Federal National Mortgage Association
CMO Series 2009-59 Class HB
08-25-39	5.000	1,670,154		1,794,885
Federal National Mortgage Association
CMO Series 2009-79 Class UA
03-25-38	7.000	1,336,376		1,551,866
Federal National Mortgage Association
CMO Series 2010-111 Class AE
04-25-38	5.500	14,000,000		15,080,625
Federal National Mortgage Association
CMO Series 2010-28 Class BS
04-25-40	11.011	760,449	(i)	846,450
Federal National Mortgage Association
CMO Series 2010-47 Class AV
05-25-21	5.000	4,855,345		5,291,649
Federal National Mortgage Association
CMO Series 2010-61 Class WA
06-25-40	5.950	908,028		990,049
Federal National Mortgage Association
CMO Series 2010-83 Class DN
12-25-20	4.500	2,910,053		3,189,371
Federal National Mortgage Association
CMO Series 2010-9 Class PC
10-25-39	4.500	2,500,000		2,652,577
GMAC Mortgage Corp. Loan Trust
CMO Series 2003-AR2 Class 2A4
12-19-33	3.504	1,979,681	(i)	1,949,052
Government National Mortgage Association #4247
09-20-38	7.000	910,134		1,006,789
Government National Mortgage Association #4318
12-20-38	7.000	882,989		976,762

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO I.O. Series 2005-3 Class SE
01-20-35	15.730	4,457,773	(j)	630,589
Government National Mortgage Association
CMO I.O. Series 2007-26 Class SW
05-20-37	21.430	9,564,998	(j)	985,769
Government National Mortgage Association
CMO I.O. Series 2008-62 Class SA
07-20-38	11.290	4,709,967	(j)	601,381
Government National Mortgage Association
CMO I.O. Series 2009-106 Class ST
02-20-38	19.380	7,764,467	(j)	864,487
Government National Mortgage Association
CMO I.O. Series 2009-67 Class SA
08-16-39	17.420	4,847,762	(j)	464,529
Government National Mortgage Association
CMO I.O. Series 2009-83 Class TS
08-20-39	17.860	9,209,573	(j)	949,155
Government National Mortgage Association
CMO P.O. Series 2010-14 Class AO
12-20-32	3.570	1,463,593	(l)	1,317,033
Government National Mortgage Association
CMO P.O. Series 2010-14 Class EO
06-16-33	2.090	804,186	(l)	784,101
Government National Mortgage Association
CMO Series 1998-11 Class Z
04-20-28	6.500	1,085,772	(h)	1,226,244
Government National Mortgage Association
CMO Series 1999-16 Class Z
05-16-29	6.500	964,436	(h)	1,084,388
Government National Mortgage Association
CMO Series 2002-47 Class PG
07-16-32	6.500	1,096,361		1,238,203
Government National Mortgage Association
CMO Series 2003-25 Class PZ
04-20-33	5.500	4,506,843	(h)	4,961,126
Government National Mortgage Association
CMO Series 2003-75 Class ZX
09-16-33	6.000	3,040,739	(h)	3,391,256
Government National Mortgage Association
CMO Series 2005-26 Class XY
03-20-35	5.500	1,321,000		1,474,682
Government National Mortgage Association
CMO Series 2005-72 Class AZ
09-20-35	5.500	1,315,704	(h)	1,454,891
Government National Mortgage Association
CMO Series 2006-17 Class JN
04-20-36	6.000	2,637,273		2,871,651
Government National Mortgage Association
CMO Series 2006-33 Class NA
01-20-36	5.000	3,000,000		3,240,864
Government National Mortgage Association
CMO Series 2006-69 Class MB
12-20-36	5.500	3,500,000		3,840,939
Government National Mortgage Association
CMO Series 2007-6 Class LD
03-20-36	5.500	1,500,000		1,635,872

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association
CMO Series 2007-70 Class TA
08-20-36	5.750	2,000,000		2,147,518
Government National Mortgage Association
CMO Series 2008-23 Class PH
03-20-38	5.000	2,399,577		2,632,137
Government National Mortgage Association
CMO Series 2009-104 Class AB
08-16-39	7.000	3,649,835		4,146,685
Government National Mortgage Association
CMO Series 2009-44 Class VA
05-16-20	5.500	3,196,295		3,523,324
Government National Mortgage Association
CMO Series 2010-14 Class QP
12-20-39	6.000	4,132,299		4,466,585
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06-25-33	5.250	1,455,607	(h)	1,504,027
GSR Mortgage Loan Trust
CMO Series 2005-5F Class 8A3
06-25-35	0.756	850,358	(i)	766,544
JP Morgan Reremic
CMO Series 2010-4 Class 7A1
08-26-35	4.317	1,283,141	(d,i)	1,296,857
LVII Resecuritization Trust
CMO Series 2009-1 Class A1
11-27-37	5.949	668,059	(d,i)	681,838
LVII Resecuritization Trust
CMO Series 2009-2 Class A4
09-27-37	3.000	1,500,000	(d,i)	1,500,000
MLCC Mortgage Investors, Inc.
CMO Series 2003-E Class A1
10-25-28	0.566	708,815	(i)	662,134
MLCC Mortgage Investors, Inc.
CMO Series 2004-G Class A2
01-25-30	1.049	1,316,630	(i)	1,220,455
RBSSP Resecuritization Trust
CMO Series 2009-1 Class 1A1
02-26-36	6.500	1,138,631	(d)	1,213,025
Residential Accredit Loans, Inc.
CMO Series 2003-QS13 Class A5
07-25-33	0.906	1,007,722	(i)	802,690
Residential Accredit Loans, Inc.
CMO Series 2003-QS15 Class A7
08-25-33	5.500	1,468,313	(h)	1,517,447
Structured Asset Securities Corp.
CMO Series 2004-21XS Class 2A4A
12-25-34	4.900	2,000,000		1,989,408
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06-15-28	6.750	884,720		1,021,299
WaMu Mortgage Pass-Through Certificates
CMO Series 2003-S8 Class A4
09-25-18	4.500	774,376		794,907
WaMu Mortgage Pass-Through Certificates
CMO Series 2004-AR3 Class A2
06-25-34	2.707	892,242	(i)	885,022

	Coupon	Principal
Issuer	rate	amount		Value(a)
WaMu Mortgage Pass-Through Certificates
CMO Series 2004-CB3 Class 4A
10-25-19	6.000	974,037		1,014,090
WaMu Mortgage Pass-Through Certificates
CMO Series 2004-S1 Class 1A3
03-25-34	0.656	658,053	(i)	650,420
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2003-J Class 2A1
10-25-33	4.432	1,226,426		1,260,597
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-G Class A3
06-25-34	4.741	550,000	(i)	561,823
Wells Fargo Mortgage-Backed Securities Trust
CMO Series 2004-U Class A1
10-25-34	3.039	1,434,587	(i)	1,381,393

Total				621,759,601

Aerospace & Defense (0.1%)
BAE Systems Holdings, Inc.
08-15-15	5.200	780,000	(d)	860,767
Lockheed Martin Corp.
Senior Unsecured
11-15-19	4.250	300,000	(k)	327,038

Total				1,187,805

Automotive (—%)
Daimler Finance North America LLC
01-15-12	7.300	405,000	(k)	435,560

Banking (3.7%)
American Express Co.
Senior Unsecured
05-20-14	7.250	425,000		498,332
Bank of America Corp.
Senior Unsecured
07-01-20	5.625	2,250,000	(k)	2,379,026
Barclays Bank PLC
09-21-15	2.500	1,600,000	(c,d)	1,611,055
Barclays Bank PLC
Senior Unsecured
05-22-19	6.750	800,000	(c)	950,694
BB&T Corp.
Senior Unsecured
07-27-12	3.850	1,235,000		1,294,260
04-30-19	6.850	400,000		486,336
BB&T Corp.
Subordinated Notes
11-01-19	5.250	800,000		861,116
Capital One Bank USA NA
Subordinated Notes
07-15-19	8.800	1,250,000		1,597,580
Capital One Financial Corp.
Senior Unsecured
09-15-17	6.750	600,000	(k)	721,137
Citigroup, Inc.
Senior Unsecured
12-13-13	6.000	3,530,000	(k)	3,870,235
01-15-15	6.010	1,250,000		1,374,249
05-19-15	4.750	400,000	(k)	420,837

	Coupon	Principal
Issuer	rate	amount		Value(a)
08-15-17	6.000	540,000		583,525
11-21-17	6.125	900,000		983,114
08-09-20	5.375	561,000	(k)	580,429
12-01-25	7.000	765,000	(k)	834,379
Comerica Bank
Subordinated Notes
08-22-17	5.200	500,000		533,644
Countrywide Financial Corp.
Subordinated Notes
05-15-16	6.250	1,520,000		1,635,952
Credit Suisse
Senior Unsecured
08-13-19	5.300	1,000,000	(c,k)	1,107,825
08-05-20	4.375	451,000	(c)	460,589
HSBC Bank PLC
Senior Notes
06-28-15	3.500	1,321,000	(c,d)	1,388,816
08-12-20	4.125	622,000	(c,d,k)	629,926
KeyBank NA
Subordinated Notes
11-01-17	5.700	817,000	(k)	863,926
Merrill Lynch & Co., Inc.
Senior Unsecured
09-30-15	5.300	1,200,000		1,280,522
08-28-17	6.400	400,000		437,722
07-15-18	6.500	1,300,000		1,421,924
Morgan Stanley
Senior Unsecured
07-24-15	4.000	567,000	(k)	577,853
01-09-17	5.450	3,000,000		3,163,817
12-28-17	5.950	1,200,000		1,289,011
07-24-20	5.500	696,000		717,032
PNC Bank NA
Subordinated Notes
04-01-18	6.875	1,000,000		1,174,844
PNC Funding Corp.
Bank Guaranteed
05-19-14	3.000	2,015,000	(k)	2,084,536
SouthTrust Bank
Subordinated Notes
05-15-25	7.690	500,000		598,389
The Bank of New York Mellon Corp.
Senior Unsecured
06-18-15	2.950	1,520,000		1,599,407
The Goldman Sachs Group, Inc.
Senior Notes
08-01-15	3.700	1,792,000		1,833,415
06-15-20	6.000	381,000	(k)	419,057
The Goldman Sachs Group, Inc.
Senior Unsecured
01-15-15	5.125	1,000,000		1,082,560
01-18-18	5.950	1,000,000		1,098,328
02-15-19	7.500	2,840,000		3,384,994
The Northern Trust Co.
Subordinated Notes
08-15-18	6.500	500,000		609,464
The Toronto-Dominion Bank
07-29-15	2.200	2,500,000	(c,d)	2,555,765

	Coupon	Principal
Issuer	rate	amount		Value(a)
UBS AG
Senior Unsecured
01-15-15	3.875	1,000,000	(k)	1,043,724
08-04-20	4.875	305,000		321,501
U.S. Bancorp
Senior Unsecured
06-14-13	2.000	960,000		982,647
Wachovia Bank NA
Subordinated Notes
11-15-17	6.000	4,300,000		4,914,826
Wachovia Corp.
Senior Unsecured
05-01-13	5.500	1,875,000	(k)	2,060,991
02-01-18	5.750	900,000	(k)	1,025,622
Westpac Banking Corp.
Senior Unsecured
11-19-19	4.875	750,000	(c,k)	804,041

Total				62,148,974

Brokerage (0.2%)
BlackRock, Inc.
Senior Unsecured
09-15-17	6.250	900,000		1,076,193
Jefferies Group, Inc.
Senior Unsecured
07-15-19	8.500	1,115,000		1,294,636
The Charles Schwab Corp.
Senior Unsecured
06-01-14	4.950	325,000		361,072

Total				2,731,901

Chemicals (0.2%)
EI du Pont de Nemours & Co.
Senior Unsecured
07-15-13	5.000	130,000		144,802
PPG Industries, Inc.
Senior Unsecured
08-15-19	7.400	278,000		353,128
Praxair, Inc.
Senior Unsecured
03-31-14	4.375	450,000		494,749
03-15-17	5.200	740,000		850,137
The Dow Chemical Co.
Senior Unsecured
05-15-18	5.700	275,000		298,992
05-15-19	8.550	500,000		631,345

Total				2,773,153

Construction Machinery (0.1%)
Caterpillar, Inc.
Senior Unsecured
12-15-18	7.900	1,000,000		1,338,925

Consumer Products (—%)
Newell Rubbermaid, Inc.
Senior Unsecured
08-15-20	4.700	405,000	(k)	424,022

	Coupon	Principal
Issuer	rate	amount		Value(a)
Diversified Manufacturing (—%)
Siemens Financieringsmaatschappij NV
08-17-26	6.125	385,000	(c,d)	452,590

Electric (0.6%)
American Water Capital Corp.
Senior Unsecured
10-15-37	6.593	300,000		339,410
Carolina Power & Light Co.
1st Mortgage
09-15-13	5.125	461,000		511,943
Dominion Resources, Inc.
Senior Unsecured
11-30-17	6.000	500,000		591,761
Duke Energy Carolinas LLC
1st Mortgage
06-15-20	4.300	156,000		171,332
Duke Energy Carolinas LLC
01-15-18	5.250	630,000		732,448
Duke Energy Indiana, Inc.
1st Mortgage
07-15-20	3.750	772,000		806,258
Exelon Generation Co. LLC
Senior Unsecured
10-01-20	4.000	750,000	(k)	750,794
Georgia Power Co.
Senior Unsecured
09-01-40	4.750	70,000		69,029
Indiana Michigan Power Co.
Senior Unsecured
03-15-19	7.000	420,000		515,719
National Rural Utilities Cooperative Finance Corp.
11-01-18	10.375	550,000		787,608
Nevada Power Co.
09-15-40	5.375	67,000		68,891
Nisource Finance Corp.
03-15-16	10.750	620,000		818,947
01-15-19	6.800	272,000		322,633
Oncor Electric Delivery Co. LLC
Senior Secured
09-01-18	6.800	235,000		287,834
PacifiCorp
1st Mortgage
10-15-37	6.250	200,000		242,329
Potomac Electric Power Co.
1st Mortgage
12-15-38	7.900	160,000		231,695
PSEG Power LLC
12-01-15	5.500	212,000		239,766
09-15-16	5.320	800,000		895,425
Public Service Electric & Gas Co.
1st Mortgage
05-01-15	2.700	400,000		417,396
Southern California Edison Co.
02-01-38	5.950	210,000		248,758
Southwestern Public Service Co.
Senior Unsecured
12-01-18	8.750	344,000		445,116

	Coupon	Principal
Issuer	rate	amount		Value(a)
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	300,000		400,015
Xcel Energy, Inc.
Senior Unsecured
05-15-20	4.700	98,000		106,548

Total				10,001,655

Entertainment (0.2%)
CBS Corp.
07-30-30	7.875	265,000	(k)	318,983
The Walt Disney Co.
Senior Unsecured
12-15-17	5.875	500,000		609,518
Time Warner Entertainment Co. LP
07-15-33	8.375	260,000		336,961
Time Warner, Inc.
04-15-31	7.625	450,000		557,928
05-01-32	7.700	190,000		237,428
Viacom, Inc.
Senior Unsecured
04-30-16	6.250	500,000		586,487

Total				2,647,305

Environmental (—%)
Waste Management, Inc.
06-30-20	4.750	450,000		482,601

Food and Beverage (0.5%)
Anheuser-Busch Companies, Inc.
01-15-31	6.800	640,000		756,577
Anheuser-Busch InBev Worldwide, Inc.
01-15-19	7.750	525,000	(d)	681,036
Bunge Ltd. Finance Corp.
06-15-19	8.500	700,000		846,068
Cargill, Inc.
Senior Unsecured
11-01-36	7.250	300,000	(d)	387,750
Diageo Investment Corp.
08-15-11	9.000	500,000		535,997
General Mills, Inc.
Senior Unsecured
02-15-19	5.650	140,000		163,974
Kraft Foods, Inc.
Senior Unsecured
08-11-17	6.500	1,675,000		2,004,881
08-23-18	6.125	400,000		472,691
02-01-38	6.875	200,000		242,525
PepsiCo, Inc.
Senior Unsecured
03-01-14	3.750	800,000		865,352
11-01-18	7.900	620,000	(k)	826,011

Total				7,782,862

Gas Distributors (0.1%)
San Diego Gas & Electric Co.
1st Mortgage
05-15-40	5.350	21,000		23,576

	Coupon	Principal
Issuer	rate	amount		Value(a)
Sempra Energy
Senior Unsecured
06-15-18	6.150	370,000		437,891
02-15-19	9.800	280,000		390,366

Total				851,833

Gas Pipelines (0.1%)
Spectra Energy Capital LLC
Senior Unsecured
10-01-19	8.000	435,000		550,595
TransCanada PipeLines Ltd.
Senior Unsecured
01-15-19	7.125	677,000	(c,k)	857,739
10-15-37	6.200	500,000	(c)	561,289

Total				1,969,623

Independent Energy (—%)
Talisman Energy, Inc.
Senior Unsecured
06-01-19	7.750	435,000	(c)	555,265

Integrated Energy (0.3%)
BP Capital Markets PLC
03-10-15	3.875	1,450,000	(c,k)	1,508,618
ConocoPhillips
Senior Unsecured
07-15-18	6.650	605,000		754,867
03-30-29	7.000	475,000		571,315
Shell International Finance BV
09-22-19	4.300	1,000,000	(c)	1,096,806
03-25-20	4.375	400,000	(c,k)	440,305
Suncor Energy, Inc.
Senior Unsecured
06-01-18	6.100	770,000	(c)	901,303

Total				5,273,214

Life Insurance (0.6%)
Aflac, Inc.
Senior Unsecured
08-15-40	6.450	267,000		277,998
Jackson National Life Global Funding
Senior Secured
05-08-13	5.375	1,425,000	(d)	1,546,242
MassMutual Global Funding II
Senior Notes
09-28-15	2.300	290,000	(d)	291,954
MassMutual Global Funding II
Senior Secured
07-16-12	3.625	770,000	(d)	803,225
Metropolitan Life Global Funding I
Senior Secured
01-11-13	2.500	1,000,000	(d)	1,023,950
Metropolitan Life Global Funding I
Senior Secured
06-10-14	5.125	1,450,000	(d)	1,608,613
New York Life Global Funding
Senior Secured
05-04-15	3.000	1,830,000	(d)	1,908,619

	Coupon	Principal
Issuer	rate	amount		Value(a)
Pacific Life Global Funding
Senior Secured
04-15-13	5.150	700,000	(d)	756,106
Principal Life Income Funding Trusts
Senior Secured
12-14-12	5.300	1,270,000		1,365,668

Total				9,582,375

Media Cable (0.3%)
Comcast Cable Communications Holdings, Inc.
11-15-22	9.455	1,165,000		1,643,060
Comcast Cable Communications LLC
05-01-17	8.875	403,000		521,023
Comcast Corp.
11-15-35	6.500	670,000		748,969
Time Warner Cable, Inc.
02-14-14	8.250	830,000		990,564
07-01-18	6.750	865,000		1,031,631
02-14-19	8.750	300,000		396,178

Total				5,331,425

Media Non-Cable (0.1%)
News America, Inc.
05-18-18	7.250	375,000		465,416
12-15-34	6.200	450,000		486,123
Thomson Reuters Corp.
07-15-18	6.500	725,000	(c)	880,353

Total				1,831,892

Metals (0.1%)
BHP Billiton Finance USA Ltd.
04-01-14	5.500	400,000	(c)	450,096
Nucor Corp.
Senior Unsecured
12-01-37	6.400	250,000	(k)	299,140
Rio Tinto Finance USA Ltd.
05-01-14	8.950	495,000	(c)	611,151

Total				1,360,387

Non-Captive Consumer (0.1%)
HSBC Finance Corp.
Senior Unsecured
01-19-16	5.500	1,090,000		1,197,084

Non-Captive Diversified (0.7%)
General Electric Capital Corp.
09-15-17	5.625	3,400,000		3,798,160
General Electric Capital Corp.
Senior Unsecured
05-01-18	5.625	5,000,000		5,549,880
08-07-19	6.000	2,400,000	(k)	2,700,444

Total				12,048,484

Oil Field Services (0.1%)
Transocean, Inc.
11-15-20	6.500	810,000	(c)	882,159

	Coupon	Principal
Issuer	rate	amount		Value(a)
Other Financial Institutions (0.2%)
CME Group, Inc.
Senior Unsecured
02-15-14	5.750	326,000	(k)	369,829
Nomura Holdings, Inc.
Senior Unsecured
03-04-15	5.000	1,000,000	(c,k)	1,080,062
Verizon Global Funding Corp.
Senior Unsecured
12-01-30	7.750	1,530,000		1,975,338

Total				3,425,229

Other Utility (—%)
GTE Corp.
04-15-18	6.840	320,000		379,321

Pharmaceuticals (0.1%)
Wyeth
02-01-14	5.500	1,200,000		1,361,819

Property & Casualty (0.2%)
ACE INA Holdings, Inc.
05-15-15	5.600	630,000		714,621
Allstate Life Global Funding Trusts
Senior Secured
04-30-13	5.375	1,050,000	(k)	1,160,362
Berkshire Hathaway Finance Corp.
01-15-40	5.750	385,000		424,943
Travelers Property Casualty Corp.
04-15-26	7.750	605,000		774,900

Total				3,074,826

Railroads (0.1%)
CSX Corp.
Senior Unsecured
02-01-19	7.375	815,000		1,023,141
Norfolk Southern Corp.
Senior Unsecured
05-17-29	5.640	230,000		252,694
Union Pacific Corp.
Senior Unsecured
01-31-13	5.450	650,000		710,525
02-01-16	7.000	380,000		463,741

Total				2,450,101

REITS (0.1%)
Simon Property Group LP
Senior Unsecured
02-01-15	4.200	1,000,000	(k)	1,073,029

Retailers (—%)
CVS Caremark Corp.
Senior Unsecured
09-15-39	6.125	430,000		474,691
Target Corp.
Senior Unsecured
01-15-38	7.000	225,000		290,133

Total				764,824

	Coupon	Principal
Issuer	rate	amount		Value(a)
Technology (0.5%)
Arrow Electronics, Inc.
Senior Unsecured
04-01-20	6.000	760,000		819,244
Cisco Systems, Inc.
Senior Unsecured
01-15-40	5.500	500,000		549,662
Dell, Inc.
Senior Unsecured
09-10-15	2.300	853,000	(k)	857,755
04-15-28	7.100	390,000		461,565
Hewlett-Packard Co.
Senior Unsecured
03-01-14	6.125	750,000		866,713
HP Enterprise Services LLC
Senior Unsecured
10-15-29	7.450	300,000		401,175
IBM Corp.
Senior Unsecured
08-01-27	6.220	655,000		792,094
11-29-32	5.875	500,000		588,715
Intuit, Inc.
Senior Unsecured
03-15-17	5.750	450,000		509,833
Microsoft Corp.
Senior Notes
09-25-15	1.625	360,000		360,257
10-01-40	4.500	518,000	(k)	514,615
Oracle Corp.
Senior Notes
07-15-40	5.375	155,000	(d)	166,763
Oracle Corp.
Senior Unsecured
04-15-38	6.500	280,000		347,799
Xerox Corp.
Senior Unsecured
02-01-17	6.750	500,000		586,249

Total				7,822,439

Transportation Services (—%)
United Parcel Service of America, Inc.
Senior Unsecured
04-01-30	8.375	225,000	(i)	313,346

Wirelines (0.6%)
AT&T Corp.
11-15-31	8.750	54,000		72,236
AT&T, Inc.
Senior Unsecured
02-15-19	5.800	1,000,000	(k)	1,192,041
01-15-38	6.300	750,000		844,762
05-15-38	6.400	775,000	(k)	884,516
09-01-40	5.350	1,821,000	(d)	1,854,299
Deutsche Telekom International Finance BV
08-20-18	6.750	525,000	(c)	642,865
Telecom Italia Capital SA
06-04-18	6.999	700,000	(c,k)	804,108

	Coupon	Principal
Issuer	rate	amount		Value(a)
Verizon Communications, Inc.
Senior Unsecured
02-15-16	5.550	1,500,000		1,735,745
02-15-18	5.500	250,000	(k)	287,665
11-01-18	8.750	1,409,000	(k)	1,917,255

Total				10,235,492

Total Bonds (Cost: $1,644,036,130)				$1,685,348,658

Money Market Fund (8.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	140,906,078	(n)	$140,906,078

Total Money Market Fund (Cost: $140,906,078)			$140,906,078

Investments of Cash Collateral Received for Securities on Loan (21.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.7%)
Antalis US Funding Corp.
10-14-10	0.551%	$7,989,856	$7,989,856
Argento Variable Funding Company LLC
10-12-10	0.300	1,999,467	1,999,467
Grampian Funding LLC
10-08-10	0.290	2,999,299	2,999,299
Rhein-Main Securitisation Ltd.
10-15-10	0.500	14,990,417	14,990,417

Total			27,979,039

Certificates of Deposit (12.9%)
Australia and New Zealand Bank Group
10-25-10	0.350	5,000,000	5,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
Barclays Bank PLC
10-29-10	0.340	16,000,000	16,000,000
Caisse des Depots
12-23-10	0.350	5,994,696	5,994,696
Credit Industrial et Commercial
10-20-10	0.540	10,000,000	10,000,000
11-05-10	0.500	5,000,191	5,000,191
DZ Bank AG
10-20-10	0.445	3,996,986	3,996,986
11-16-10	0.360	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-20-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-20-10	0.350	9,997,084	9,997,084
10-25-10	0.350	4,998,445	4,998,445
La Banque Postale
11-16-10	0.345	6,995,910	6,995,910
Lloyds Bank PLC
10-14-10	0.520	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	12,500,000	12,500,000
Natixis
12-14-10	0.400	4,994,950	4,994,950
12-23-10	0.400	1,498,280	1,498,280
12-23-10	0.400	4,994,950	4,994,950

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Nordea Bank Finland PLC
10-15-10	0.460	8,989,432	8,989,432
Norinchukin Bank
10-14-10	0.565	4,000,000	4,000,000
10-22-10	0.500	10,000,000	10,000,000
Overseas Chinese Banking Corp.
12-23-10	0.350	5,000,000	5,000,000
Rabobank Group
10-19-10	0.285	5,003,064	5,003,064
Skandinaviska Enskilda Banken AB
10-21-10	0.295	9,997,542	9,997,542
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	15,000,000	15,000,000
11-30-10	0.400	1,997,958	1,997,958
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,643	4,995,643
The Commonwealth Bank of Australia
10-29-10	0.470	5,000,000	5,000,000
Union Bank of Switzerland
10-18-10	0.455	6,000,000	6,000,000
United Overseas Bank Ltd.
11-18-10	0.300	15,000,000	15,000,000

Total			216,948,297

Commercial Paper (1.2%)
Rheingold Securitization
10-26-10	0.621	4,992,078	4,992,078
Suncorp Metway Ltd.
10-06-10	0.300	14,996,375	14,996,375

Total			19,988,453

Other Short-Term Obligations (0.7%)
Natixis Financial Products LLC
10-01-10	0.550	5,000,000	5,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	6,000,000	6,000,000

Total			11,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (4.6%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $10,304,512	0.220%	$10,304,449	$10,304,449
Barclays Capital, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,017	0.300	2,000,000	2,000,000
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $10,000,106	0.380	10,000,000	10,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$40,000,233	0.210	40,000,000	40,000,000
$10,000,058	0.210	10,000,000	10,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $5,000,049	0.350	5,000,000	5,000,000

Total			77,304,449

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $353,220,238)			$353,220,238

Total Investments in Securities
(Cost: $2,138,162,446)(o)			$2,179,474,974

Notes to Portfolio of Investments
CMO — Collateralized Mortgage Obligation
I.O. — Interest Only
P.O. — Principal Only
STRIPS — Separate Trading of Registered Interest and Principal Securities

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $141,794,373.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.42% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $52,182,723 or 3.12% of net assets.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,400,450
Freddie Mac Gold Pool	5,110,088

Total market value of collateral securities	$10,510,538

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

United States Treasury Bill	$2,040,002

Total market value of collateral securities	$2,040,002

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$19,834
Fannie Mae Interest Strip	48,868
Fannie Mae Pool	1,431,990
Fannie Mae Principal Strip	53,913
Fannie Mae REMICS	1,852,505
Fannie Mae Whole Loan	46,109
FHLMC Multifamily Structured Pass Through Certificates	16,555
FHLMC Structured Pass Through Securities	89,839
Freddie Mac Non Gold Pool	659,083
Freddie Mac Reference REMIC	8,234
Freddie Mac REMICS	457,386
Freddie Mac Strips	81,756
Ginnie Mae I Pool	256,395
Ginnie Mae II Pool	983,347
Government National Mortgage Association	1,038,519
United States Treasury Inflation Indexed Bonds	71,683
United States Treasury Note/Bond	2,637,366
United States Treasury Strip Coupon	359,021
United States Treasury Strip Principal	71,195
Cash Collateral In Lieu Of Securities	16,080

Total market value of collateral securities	$10,199,678

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$225,552
Fannie Mae REMICS	13,988,497
Freddie Mac Reference REMIC	450,693
Freddie Mac REMICS	19,921,850
Government National Mortgage Association	6,213,408

Total market value of collateral securities	$40,800,000

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$56,388
Fannie Mae REMICS	3,497,124
Freddie Mac Reference REMIC	112,673
Freddie Mac REMICS	4,980,463
Government National Mortgage Association	1,553,352

Total market value of collateral securities	$10,200,000

Nomura Securities (0.350%)

Security description	Value (a)

American Express Credit Account Master Trust	$288,810
Atlantic City Electric Transition Funding LLC	4,602
BA Credit Card Trust	572,191
Banc of America Commercial Mortgage Inc	67,901
Bank of America Auto Trust	400,995
Bayview Commercial Asset Trust	16,015
Bear Stearns Commercial Mortgage Securities	5,670
BMW Vehicle Lease Trust	97,858
Capital Auto Receivables Asset Trust	60,873
Capital One Multi-Asset Execution Trust	56,660
CarMax Auto Owner Trust	45,601
CenterPoint Energy Transition Bond Co LLC	4,353
Chase Issuance Trust	522,608
Citibank Credit Card Issuance Trust	18,341
Citigroup/Deutsche Bank Commercial Mortgage Trust	236,812
CNH Equipment Trust	35,339
Commercial Mortgage Pass Through Certificates	6,129
Connecticut RRB Special Purpose Trust CL&P	2,943
Consumer Funding LLC	38,904
Credit Suisse First Boston Mortgage Securities Corp	2,477
Detroit Edison Securitization Funding LLC	61,823
Developers Diversified Realty Corp	69,604
Discover Card Master Trust I	496
Entergy Gulf States Reconstruction Funding LLC	90,162
Fannie Mae REMICS	199,598
Fannie Mae Whole Loan	131,199
FHLMC Structured Pass Through Securities	104,447
First Union National Bank Commercial Mortgage	5,462
Ford Credit Auto Lease Trust	274,600
Ford Credit Auto Owner Trust	9,819
GE Capital Credit Card Master Note Trust	203,354
GS Mortgage Securities Corp II	114,084
Harley-Davidson Motorcycle Trust	5,867
Honda Auto Receivables Owner Trust	6,673
John Deere Owner Trust	57,607
JP Morgan Chase Commercial Mortgage Securities Corp	35,549
LB-UBS Commercial Mortgage Trust	244,567
Mercedes-Benz Auto Receivables Trust	83,501
Merrill Lynch Mortgage Trust	1,003
Nissan Auto Lease Trust	136,217
PSE&G Transition Funding LLC	42,561
Public Service New Hampshire Funding LLC	11,699
SLM Student Loan Trust	101,608
USAA Auto Owner Trust	323,753
Volkswagen Auto Loan Enhanced Trust	38,904
Wachovia Bank Commercial Mortgage Trust	358,508
World Omni Auto Receivables Trust	39,452

Total market value of collateral securities	$5,237,199

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h)	This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield similar to a zero coupon bond.

(i)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(j)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(k)	At Sept. 30, 2010, security was partially or fully on loan.

(l)	Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Sept. 30, 2010.

(m)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(o)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $2,138,162,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$43,427,000
Unrealized depreciation	(2,114,000)

Net unrealized appreciation	$41,313,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$2,523,270	$—	$2,523,270
U.S. Government Obligations & Agencies	468,005,530	399,341,124	—	867,346,654
Asset-Backed Securities	—	19,631,597	915,705	20,547,302
Commercial Mortgage-Backed Securities	—	8,980,311	—	8,980,311
Residential Mortgage-Backed Securities	—	615,891,381	5,868,220	621,759,601
Corporate Debt Securities	—	164,191,520	—	164,191,520

Total Bonds	468,005,530	1,210,559,203	6,783,925	1,685,348,658

Other
Affiliated Money Market Fund(c)	140,906,078	—	—	140,906,078
Investments of Cash Collateral Received for Securities on Loan	—	353,220,238	—	353,220,238

Total Other	140,906,078	353,220,238	—	494,126,316

Total	$608,911,608	$1,563,779,441	$6,783,925	$2,179,474,974

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Residential
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total

Balance as of May 7, 2010 (when shares became available)	$—	$—	$—
Accrued discounts/premiums	—	(1,350)	(1,350)
Realized gain (loss)	—	1,717	1,717
Change in unrealized appreciation (depreciation)*	—	14,418	14,418
Sales	—	(316,720)	(316,720)
Purchases	915,705	6,170,155	7,085,860
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of Sept. 30, 2010	$915,705	$5,868,220	$6,783,925

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $14,418.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
VP — Jennison Mid Cap Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.5%)
ITT Corp.	251,976		$11,800,036

Air Freight & Logistics (1.8%)
CH Robinson Worldwide, Inc.	87,860	(d)	6,143,171
Expeditors International of Washington, Inc.	167,274		7,733,077

Total			13,876,248

Biotechnology (2.3%)
Alexion Pharmaceuticals, Inc.	35,805	(b)	2,304,410
BioMarin Pharmaceutical, Inc.	135,276	(b,d)	3,023,419
United Therapeutics Corp.	115,231	(b,d)	6,454,087
Vertex Pharmaceuticals, Inc.	162,245	(b,d)	5,608,810

Total			17,390,726

Capital Markets (2.9%)
Eaton Vance Corp.	399,406	(d)	11,598,750
TD Ameritrade Holding Corp.	637,174	(b)	10,290,360

Total			21,889,110

Chemicals (2.4%)
Ecolab, Inc.	291,488	(d)	14,790,101
FMC Corp.	55,805		3,817,620

Total			18,607,721

Commercial Services & Supplies (3.6%)
Copart, Inc.	207,507	(b,d)	6,841,506
Iron Mountain, Inc.	660,029		14,745,048
Stericycle, Inc.	92,390	(b,d)	6,419,257

Total			28,005,811

Communications Equipment (2.1%)
Juniper Networks, Inc.	347,462	(b)	10,545,471
Riverbed Technology, Inc.	117,527	(b,d)	5,356,881

Total			15,902,352

Computers & Peripherals (1.7%)
NetApp, Inc.	263,710	(b,d)	13,130,121

Diversified Consumer Services (1.0%)
Apollo Group, Inc., Class A	154,065	(b)	7,911,238

Electrical Equipment (3.3%)
AMETEK, Inc.	275,115		13,142,244
Roper Industries, Inc.	185,617		12,098,516

Total			25,240,760

Issuer	Shares		Value(a)
Electronic Equipment, Instruments & Components (2.9%)
Amphenol Corp., Class A	178,355		8,735,827
Anixter International, Inc.	107,805	(b,d)	5,820,392
FLIR Systems, Inc.	284,605	(b,d)	7,314,349

Total			21,870,568

Energy Equipment & Services (1.8%)
Cameron International Corp.	244,307	(b)	10,495,428
Core Laboratories NV	37,041	(c,d)	3,261,090

Total			13,756,518

Food Products (4.8%)
Bunge Ltd.	125,907	(d)	7,448,658
ConAgra Foods, Inc.	406,254		8,913,213
Mead Johnson Nutrition Co.	111,257		6,331,636
Ralcorp Holdings, Inc.	146,223	(b)	8,551,121
The JM Smucker Co.	95,248		5,765,361

Total			37,009,989

Health Care Equipment & Supplies (2.0%)
CR Bard, Inc.	117,183	(d)	9,542,212
IDEXX Laboratories, Inc.	88,328	(b,d)	5,451,604

Total			14,993,816

Health Care Providers & Services (8.9%)
Community Health Systems, Inc.	211,434	(b,d)	6,548,111
DaVita, Inc.	284,177	(b)	19,616,738
Express Scripts, Inc.	167,225	(b)	8,143,858
Henry Schein, Inc.	187,897	(b,d)	11,007,006
Laboratory Corp. of America Holdings	128,184	(b,d)	10,053,471
Patterson Companies, Inc.	139,597	(d)	3,999,454
Universal Health Services, Inc., Class B	239,947		9,324,340

Total			68,692,978

Hotels, Restaurants & Leisure (4.9%)
Darden Restaurants, Inc.	233,476	(d)	9,988,103
Tim Hortons, Inc.	339,616	(c)	12,365,419
Yum! Brands, Inc.	331,082		15,249,637

Total			37,603,159

Household Products (1.8%)
Church & Dwight Co., Inc.	210,891	(d)	13,695,262

Insurance (1.3%)
WR Berkley Corp.	353,842	(d)	9,578,503

Internet Software & Services (2.9%)
Akamai Technologies, Inc.	115,598	(b)	5,800,708
VeriSign, Inc.	523,260	(b)	16,608,272

Total			22,408,980

IT Services (2.1%)
Alliance Data Systems Corp.	131,510	(b,d)	8,582,343
Amdocs Ltd.	269,358	(b,c)	7,719,800

Total			16,302,143

Issuer	Shares		Value(a)
Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc.	215,086	(b)	10,298,318
Waters Corp.	78,782	(b)	5,576,190

Total			15,874,508

Machinery (2.6%)
Danaher Corp.	274,586		11,150,938
IDEX Corp.	252,163	(d)	8,954,308

Total			20,105,246

Metals & Mining (2.2%)
Agnico-Eagle Mines Ltd.	130,523	(c)	9,271,049
Silver Wheaton Corp.	269,185	(b,c,d)	7,173,780

Total			16,444,829

Multiline Retail (1.5%)
Dollar Tree, Inc.	239,393	(b,d)	11,672,803

Oil, Gas & Consumable Fuels (3.7%)
Newfield Exploration Co.	119,655	(b)	6,872,983
Range Resources Corp.	69,212		2,639,054
Southwestern Energy Co.	440,537	(b)	14,731,557
Ultra Petroleum Corp.	94,781	(b,d)	3,978,906

Total			28,222,500

Pharmaceuticals (1.1%)
Perrigo Co.	129,022	(d)	8,285,793

Professional Services (1.3%)
Robert Half International, Inc.	370,865	(d)	9,642,490

Real Estate Investment Trusts (REITs) (2.3%)
Annaly Capital Management, Inc.	980,930	(d)	17,264,368

Semiconductors & Semiconductor Equipment (5.6%)
Altera Corp.	357,216	(d)	10,773,635
Broadcom Corp., Class A	356,738	(d)	12,624,957
Marvell Technology Group Ltd.	429,565	(b,c)	7,521,683
Maxim Integrated Products, Inc.	168,464	(d)	3,118,269
Xilinx, Inc.	323,093	(d)	8,597,505

Total			42,636,049

Software (3.8%)
Adobe Systems, Inc.	145,708	(b)	3,810,264
Check Point Software Technologies Ltd.	316,849	(b,c)	11,701,234
ChinaCache International Holdings Ltd., ADR	4,900	(b,c)	68,110
Nuance Communications, Inc.	398,400	(b,d)	6,230,976
Red Hat, Inc.	179,659	(b)	7,366,019

Total			29,176,603

Specialty Retail (6.9%)
Bed Bath & Beyond, Inc.	216,844	(b)	9,413,198
GameStop Corp., Class A	304,687	(b,d)	6,005,381

Issuer	Shares		Value(a)
Guess?, Inc.	225,236	(d)	9,151,339
Ross Stores, Inc.	166,472	(d)	9,092,701
TJX Companies, Inc.	309,364		13,806,914
Urban Outfitters, Inc.	158,432	(b,d)	4,981,102

Total			52,450,635

Textiles, Apparel & Luxury Goods (1.3%)
Phillips-Van Heusen Corp.	165,280		9,943,245

Trading Companies & Distributors (0.6%)
Fastenal Co.	87,628	(d)	4,660,933

Wireless Telecommunication Services (6.7%)
American Tower Corp., Class A	340,641	(b)	17,461,258
Crown Castle International Corp.	392,692	(b)	17,337,352
NII Holdings, Inc.	390,601	(b)	16,053,701

Total			50,852,311

Total Common Stocks
(Cost: $706,580,841)			$746,898,352

Money Market Fund (2.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	19,972,698	(e)	$19,972,698

Total Money Market Fund (Cost: $19,972,698)			$19,972,698

Investments of Cash Collateral Received for Securities on Loan (19.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Grampian Funding LLC
10-04-10	0.280%	$4,999,456	$4,999,456
Certificates of Deposit (5.0%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
Credit Industrial et Commercial
11-19-10	0.410	4,000,051	4,000,051
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Nordea Bank Finland PLC
10-15-10	0.460	3,995,303	3,995,303
Norinchukin Bank
10-14-10	0.565	1,000,000	1,000,000
10-28-10	0.350	1,500,906	1,500,906
11-08-10	0.350	1,500,966	1,500,966
Overseas Chinese Banking Corp.
12-23-10	0.350	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Sumitomo Mitsui Banking Corp.
11-30-10	0.400	1,997,958	1,997,958
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,643	4,995,643

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
The Commonwealth Bank of Australia
10-29-10	0.470	3,000,000	3,000,000

Total			37,987,058

Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	3,000,000	3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (13.6%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $7,764,239	0.220%	$7,764,191	$7,764,191
Barclays Capital, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,017	0.300	2,000,000	2,000,000
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $50,000,528	0.380	50,000,000	50,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,029	0.210	5,000,000	5,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $20,000,222	0.400	20,000,000	20,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $20,000,278	0.500	20,000,000	20,000,000

Total			104,764,191

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $150,750,705)			$150,750,705

Total Investments in Securities
(Cost: $877,304,244)			$917,621,755

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.73% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$4,069,128
Freddie Mac Gold Pool	3,850,347

Total market value of collateral securities	$7,919,475

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

United States Treasury Bill	$2,040,002

Total market value of collateral securities	$2,040,002

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$99,171
Fannie Mae Interest Strip	244,342
Fannie Mae Pool	7,159,951
Fannie Mae Principal Strip	269,566
Fannie Mae REMICS	9,262,525
Fannie Mae Whole Loan	230,547
FHLMC Multifamily Structured Pass Through Certificates	82,776
FHLMC Structured Pass Through Securities	449,193
Freddie Mac Non Gold Pool	3,295,413
Freddie Mac Reference REMIC	41,170
Freddie Mac REMICS	2,286,931
Freddie Mac Strips	408,779
Ginnie Mae I Pool	1,281,975
Ginnie Mae II Pool	4,916,735
Government National Mortgage Association	5,192,596
United States Treasury Inflation Indexed Bonds	358,412
United States Treasury Note/Bond	13,186,829
United States Treasury Strip Coupon	1,795,107
United States Treasury Strip Principal	355,973
Cash Collateral In Lieu Of Securities	80,401

Total market value of collateral securities	$50,998,392

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Nomura Securities (0.400%)

Security description	Value (a)

Fannie Mae Pool	$12,847,415
Freddie Mac Gold Pool	7,552,585

Total market value of collateral securities	$20,400,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$8,217,869
Fannie Mae REMICS	778,411
Fannie Mae Whole Loan	21,613
Federal National Mortgage Association	1,150,373
Freddie Mac Gold Pool	2,351,095
Freddie Mac Non Gold Pool	446,011
Freddie Mac REMICS	1,933,613
Ginnie Mae I Pool	1,614,460
Ginnie Mae II Pool	833,537
Government National Mortgage Association	184,076
United States Treasury Inflation Indexed Bonds	294
United States Treasury Note/Bond	2,485,179
United States Treasury Strip Coupon	16,579
United States Treasury Strip Principal	366,890

Total market value of collateral securities	$20,400,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$746,898,352	$—	$—	$746,898,352

Total Equity Securities	746,898,352	—	—	746,898,352

Other
Affiliated Money Market Fund(c)	19,972,698	—	—	19,972,698
Investments of Cash Collateral Received for Securities on Loan	—	150,750,705	—	150,750,705

Total Other	19,972,698	150,750,705	—	170,723,403

Total	$766,871,050	$150,750,705	$—	$917,621,755

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Marsico Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.5%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.0%)
General Dynamics Corp.	292,524		$18,373,432
Precision Castparts Corp.	81,248	(e)	10,346,933

Total			28,720,365

Air Freight & Logistics (1.4%)
FedEx Corp.	228,805	(e)	19,562,828

Capital Markets (1.5%)
The Goldman Sachs Group, Inc.	150,149		21,708,542

Chemicals (11.9%)
Air Products & Chemicals, Inc.	126,302		10,460,332
Monsanto Co.	846,251	(e)	40,560,810
PPG Industries, Inc.	475,579	(e)	34,622,151
Praxair, Inc.	352,375	(e)	31,805,368
The Dow Chemical Co.	1,871,856	(e)	51,401,165

Total			168,849,826

Commercial Banks (7.7%)
PNC Financial Services Group, Inc.	614,220		31,884,160
U.S. Bancorp	1,814,334	(e)	39,225,901
Wells Fargo & Co.	1,488,015		37,393,817

Total			108,503,878

Communications Equipment (2.5%)
Cisco Systems, Inc.	1,580,241	(b)	34,607,278

Computers & Peripherals (7.8%)
Apple, Inc.	340,185	(b)	96,527,494
EMC Corp.	693,126	(b)	14,077,389

Total			110,604,883

Food Products (0.9%)
Mead Johnson Nutrition Co.	220,329		12,538,923

Hotels, Restaurants & Leisure (9.4%)
McDonald’s Corp.	818,180		60,962,591
Starwood Hotels & Resorts Worldwide, Inc.	787,583	(e)	41,387,487
Wynn Resorts Ltd.	117,596	(e)	10,203,805
Yum! Brands, Inc.	451,383		20,790,701

Total			133,344,584

Household Durables (0.4%)
Whirlpool Corp.	73,100	(e)	5,918,176

Internet & Catalog Retail (6.5%)
Amazon.com, Inc.	382,448	(b,e)	60,067,283
priceline.com, Inc.	92,662	(b,e)	32,277,881

Total			92,345,164

Issuer	Shares		Value(a)
Internet Software & Services (4.7%)
Baidu, Inc., ADR	639,996	(b,c,e)	65,676,390

Machinery (4.2%)
Cummins, Inc.	194,512	(e)	17,618,897
Danaher Corp.	683,235	(e)	27,746,174
Eaton Corp.	175,654		14,489,698

Total			59,854,769

Media (3.6%)
DIRECTV, Class A	510,964	(b)	21,271,431
The Walt Disney Co.	874,021	(e)	28,938,836

Total			50,210,267

Metals & Mining (3.1%)
BHP Billiton PLC, ADR	694,276	(c,e)	44,378,122

Multiline Retail (1.3%)
Nordstrom, Inc.	472,020	(e)	17,559,144

Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	700,858		39,983,949
EOG Resources, Inc.	318,160		29,579,335

Total			69,563,284

Personal Products (1.0%)
The Estee Lauder Companies, Inc., Class A	219,934	(e)	13,906,427

Pharmaceuticals (2.7%)
Merck & Co., Inc.	1,034,174		38,067,945

Road & Rail (4.3%)
Union Pacific Corp.	748,640	(e)	61,238,752

Semiconductors & Semiconductor Equipment (0.9%)
Broadcom Corp., Class A	372,138		13,169,964

Software (3.3%)
Oracle Corp.	925,460		24,848,601
Salesforce.com, Inc.	191,466	(b,e)	21,405,899

Total			46,254,500

Specialty Retail (3.4%)
Tiffany & Co.	456,341	(e)	21,443,464
TJX Companies, Inc.	604,083	(e)	26,960,224

Total			48,403,688

Textiles, Apparel & Luxury Goods (3.6%)
NIKE, Inc., Class B	628,330		50,354,366

Wireless Telecommunication Services (2.5%)
American Tower Corp., Class A	495,577	(b)	25,403,277
Crown Castle International Corp.	213,457	(b)	9,424,127

Total			34,827,404

Total Common Stocks (Cost: $1,252,975,959)			$1,350,169,469

Preferred Stocks (0.5%)

Issuer	Shares		Value(a)
Commercial Banks
Wells Fargo & Co., Series J
8.000%	237,875	(e)	$6,501,124

Total Preferred Stocks (Cost: $6,463,064)			$6,501,124

Money Market Fund (5.0%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	70,706,934	(d)	$70,706,934

Total Money Market Fund (Cost: $70,706,934)			$70,706,934

Investments of Cash Collateral Received for Securities on Loan (23.6%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (2.2%)
Antalis US Funding Corp.
10-07-10	0.310%	$9,997,503	$9,997,503
10-14-10	0.320	4,998,711	4,998,711
Argento Variable Funding Company LLC
10-25-10	0.300	999,783	999,783
Grampian Funding LLC
10-05-10	0.290	4,998,872	4,998,872
10-08-10	0.290	4,998,832	4,998,832
Rhein-Main Securitisation Ltd.
10-15-10	0.500	4,996,806	4,996,806

Total			30,990,507

Certificates of Deposit (10.8%)
Australia and New Zealand Bank Group
10-25-10	0.350	3,000,000	3,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,376	4,997,376
11-22-10	0.307	9,994,716	9,994,716
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
Caisse des Depots
12-13-10	0.345	9,991,287	9,991,287
12-23-10	0.350	4,995,580	4,995,580
Credit Industrial et Commercial
10-20-10	0.540	4,000,000	4,000,000
11-05-10	0.500	5,000,191	5,000,191
DZ Bank AG
10-12-10	0.500	4,000,000	4,000,000
11-16-10	0.360	10,000,000	10,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	2,000,000	2,000,000
10-13-10	0.310	5,000,000	5,000,000
KBC Bank NV
10-13-10	0.425	4,998,230	4,998,230
10-22-10	0.350	5,000,000	5,000,000
10-25-10	0.350	4,998,445	4,998,445
Lloyds Bank PLC
10-14-10	0.520	4,000,000	4,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Natixis
12-23-10	0.400	1,998,002	1,998,002
Nordea Bank Finland PLC
10-15-10	0.460	3,995,303	3,995,303
Norinchukin Bank
10-14-10	0.565	4,000,000	4,000,000
10-28-10	0.350	1,000,604	1,000,604
11-08-10	0.350	1,000,644	1,000,644
11-22-10	0.310	4,997,332	4,997,332
11-24-10	0.335	5,000,063	5,000,063
Pohjola Bank PLC
12-16-10	0.415	5,000,000	5,000,000
12-16-10	0.445	4,994,382	4,994,382
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	4,000,000	4,000,000
12-21-10	0.340	4,995,706	4,995,706
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	5,000,000	5,000,000
The Commonwealth Bank of Australia
10-29-10	0.470	3,000,000	3,000,000
Union Bank of Switzerland
10-18-10	0.455	4,000,000	4,000,000
United Overseas Bank Ltd.
10-12-10	0.280	7,000,000	7,000,000

Total			151,956,633

Commercial Paper (0.7%)
Suncorp Metway Ltd.
10-06-10	0.300	9,997,583	9,997,583

Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	6,000,000	6,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.5%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $5,269,113	0.220%	$5,269,081	$5,269,081
Barclays Capital, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,017	0.300	2,000,000	2,000,000
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $65,000,686	0.380	65,000,000	65,000,000
$15,000,175	0.420	15,000,000	15,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,058	0.210	10,000,000	10,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $5,000,042	0.300	5,000,000	5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,111	0.400	10,000,000	10,000,000
Natixis Financial Products, Inc. dated 09-16-10, matures 10-18-10, repurchase price $15,001,950	0.260	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000
RBS Securities, Inc. dated 08-18-10, matures 11-04-10, repurchase price $5,001,701	0.350	5,000,000	5,000,000

Total			134,269,081

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $333,213,804)			$333,213,804

Total Investments in Securities
(Cost: $1,663,359,761)			$1,760,591,331

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.78% of net assets.

(d)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$2,761,468
Freddie Mac Gold Pool	2,612,994

Total market value of collateral securities	$5,374,462

Barclays Capital, Inc. (0.300%)

Security description	Value (a)

United States Treasury Bill	$2,040,002

Total market value of collateral securities	$2,040,002

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$128,922
Fannie Mae Interest Strip	317,645
Fannie Mae Pool	9,307,936
Fannie Mae Principal Strip	350,436
Fannie Mae REMICS	12,041,282
Fannie Mae Whole Loan	299,711
FHLMC Multifamily Structured Pass Through Certificates	107,608
FHLMC Structured Pass Through Securities	583,951
Freddie Mac Non Gold Pool	4,284,037
Freddie Mac Reference REMIC	53,522
Freddie Mac REMICS	2,973,010
Freddie Mac Strips	531,413
Ginnie Mae I Pool	1,666,568
Ginnie Mae II Pool	6,391,756
Government National Mortgage Association	6,750,374
United States Treasury Inflation Indexed Bonds	465,936
United States Treasury Note/Bond	17,142,878
United States Treasury Strip Coupon	2,333,639
United States Treasury Strip Principal	462,764
Cash Collateral In Lieu Of Securities	104,522

Total market value of collateral securities	$66,297,910

Cantor Fitzgerald & Co. (0.420%)

Security description	Value (a)

Ameriquest Mortgage Securities Inc	$91,796
BA Credit Card Trust	38,559
Bayview Financial Acquisition Trust	153,660
Capital One Multi-Asset Execution Trust	5,735
Chase Issuance Trust	16,198
Citibank Credit Card Issuance Trust	14,509
Countrywide Asset-Backed Certificates	68,120
Credit-Based Asset Servicing and Securitization LLC	24,082
Fannie Mae Pool	8,348,448
Franklin Auto Trust	12,314
Freddie Mac Non Gold Pool	6,040,581
GSAMP Trust	11,455
Morgan Stanley Dean Witter Capital I	168,625
PG&E Energy Recovery Funding LLC	129,199
Residential Asset Mortgage Products Inc	131,356
Thornburg Mortgage Securities Trust	72,156

Total market value of collateral securities	$15,326,793

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,639,165
Fannie Mae REMICS	1,563,690
Government National Mortgage Association	897,152

Total market value of collateral securities	$5,100,007

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$9,250,992
Freddie Mac Gold Pool	495,678
Freddie Mac Non Gold Pool	453,330

Total market value of collateral securities	$10,200,000

Natixis Financial Products, Inc. (0.260%)

Security description	Value (a)

Fannie Mae Interest Strip	$13,695,138
Fannie Mae Pool	304,942
Freddie Mac Gold Pool	28,655
Freddie Mac Non Gold Pool	163,785
Freddie Mac REMICS	1,165,108
Ginnie Mae II Pool	54,860
United States Treasury Note/Bond	49,325

Total market value of collateral securities	$15,461,813

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Fannie Mae REMICS	$53,248
Government National Mortgage Association	5,046,836

Total market value of collateral securities	$5,100,084

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,350,169,469	$—	$—	$1,350,169,469
Preferred Stocks	6,501,124	—	—	6,501,124

Total Equity Securities	1,356,670,593	—	—	1,356,670,593

Other
Affiliated Money Market Fund(c)	70,706,934	—	—	70,706,934
Investments of Cash Collateral Received for Securities on Loan	—	333,213,804	—	333,213,804

Total Other	70,706,934	333,213,804	—	403,920,738

Total	$1,427,377,527	$333,213,804	$—	$1,760,591,331

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — MFS Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.6%)

Issuer	Shares		Value(a)
Aerospace & Defense (9.2%)
Honeywell International, Inc.	431,085		$18,941,875
Lockheed Martin Corp.	714,971		50,963,133
Northrop Grumman Corp.	472,030	(d)	28,619,179
United Technologies Corp.	436,076		31,061,693

Total			129,585,880

Auto Components (0.3%)
Johnson Controls, Inc.	154,235		4,704,168

Beverages (2.5%)
Diageo PLC	1,116,287	(c)	19,217,970
PepsiCo, Inc.	227,610		15,122,408

Total			34,340,378

Capital Markets (6.5%)
State Street Corp.	383,076	(d)	14,426,642
The Bank of New York Mellon Corp.	1,409,786	(d)	36,837,708
The Goldman Sachs Group, Inc.	276,441		39,967,840

Total			91,232,190

Chemicals (3.1%)
Air Products & Chemicals, Inc.	185,145	(d)	15,333,709
PPG Industries, Inc.	212,872	(d)	15,497,081
The Sherwin-Williams Co.	175,820		13,211,115

Total			44,041,905

Commercial Banks (2.7%)
PNC Financial Services Group, Inc.	211,073		10,956,799
Regions Financial Corp.	260,319	(d)	1,892,519
Wells Fargo & Co.	1,000,472		25,141,862

Total			37,991,180

Communications Equipment (0.9%)
Cisco Systems, Inc.	594,736	(b)	13,024,718

Computers & Peripherals (0.6%)
Hewlett-Packard Co.	190,707		8,023,043

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A	33,190	(b)	1,704,307

Diversified Financial Services (4.5%)
Bank of America Corp.	1,977,372		25,923,347
JPMorgan Chase & Co.	970,213		36,936,009

Total			62,859,356

Diversified Telecommunication Services (3.2%)
AT&T, Inc.	1,577,825		45,125,795

Issuer	Shares		Value(a)
Electric Utilities (0.8%)
Entergy Corp.	70,535		5,398,043
NextEra Energy, Inc.	17,176	(d)	934,203
PPL Corp.	192,846		5,251,197

Total			11,583,443

Energy Equipment & Services (2.0%)
National Oilwell Varco, Inc.	271,841	(d)	12,088,769
Noble Corp.	163,354	(c,d)	5,519,732
Transocean Ltd.	151,200	(b,c,d)	9,720,648

Total			27,329,149

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	265,118		8,343,263
Walgreen Co.	195,000		6,532,500
Wal-Mart Stores, Inc.	78,113		4,180,608

Total			19,056,371

Food Products (3.9%)
General Mills, Inc.	454,040		16,590,622
Kellogg Co.	272,249		13,751,297
Nestlé SA	363,290	(c)	19,360,919
The JM Smucker Co.	90,267		5,463,862

Total			55,166,700

Health Care Equipment & Supplies (3.2%)
Becton Dickinson and Co.	168,983	(d)	12,521,640
Medtronic, Inc.	565,855		19,001,411
St. Jude Medical, Inc.	349,728	(b)	13,758,300

Total			45,281,351

Hotels, Restaurants & Leisure (0.3%)
McDonald’s Corp.	59,009		4,396,761

Household Durables (0.9%)
Pulte Group, Inc.	434,514	(b,d)	3,806,343
Stanley Black & Decker, Inc.	154,473		9,466,105

Total			13,272,448

Household Products (0.7%)
The Procter & Gamble Co.	153,751		9,220,447

Industrial Conglomerates (1.2%)
3M Co.	197,985		17,167,279

Insurance (7.9%)
ACE Ltd.	136,317	(c)	7,940,465
AON Corp.	385,415	(d)	15,073,581
Chubb Corp.	179,619	(d)	10,236,487
MetLife, Inc.	891,710		34,286,249
Prudential Financial, Inc.	355,066		19,237,476
The Allstate Corp.	298,324		9,412,122
The Travelers Companies, Inc.	269,548		14,043,451

Total			110,229,831

IT Services (5.6%)
Accenture PLC, Class A	712,954	(c)	30,293,416
IBM Corp.	202,952	(d)	27,223,981
Mastercard, Inc., Class A	55,427		12,415,648
The Western Union Co.	487,434	(d)	8,612,959

Total			78,546,004

Issuer	Shares		Value(a)
Leisure Equipment & Products (0.5%)
Hasbro, Inc.	163,771	(d)	7,289,447

Life Sciences Tools & Services (1.0%)
Thermo Fisher Scientific, Inc.	134,142	(b)	6,422,719
Waters Corp.	106,173	(b,d)	7,514,925

Total			13,937,644

Machinery (1.5%)
Danaher Corp.	250,848		10,186,937
Eaton Corp.	124,369		10,259,199

Total			20,446,136

Media (2.3%)
Omnicom Group, Inc.	354,005	(d)	13,976,117
The Walt Disney Co.	539,698	(d)	17,869,401

Total			31,845,518

Multiline Retail (0.4%)
Kohl’s Corp.	110,170	(b,d)	5,803,756

Multi-Utilities (2.3%)
Dominion Resources, Inc.	125,825		5,493,520
PG&E Corp.	348,463		15,827,189
Public Service Enterprise Group, Inc.	311,218	(d)	10,295,091

Total			31,615,800

Oil, Gas & Consumable Fuels (9.8%)
Apache Corp.	197,525	(d)	19,310,044
Chevron Corp.	399,396		32,371,047
Devon Energy Corp.	137,758		8,918,453
EOG Resources, Inc.	111,621	(d)	10,377,404
Exxon Mobil Corp.	345,065		21,321,566
Hess Corp.	305,325		18,050,814
Occidental Petroleum Corp.	116,105		9,091,022
Total SA, ADR	330,474	(c)	17,052,458

Total			136,492,808

Pharmaceuticals (8.3%)
Abbott Laboratories	554,508		28,967,498
GlaxoSmithKline PLC	323,743	(c)	6,379,581
Johnson & Johnson	645,119		39,971,572
Merck & Co., Inc.	172,523		6,350,572
Pfizer, Inc.	1,626,753		27,931,349
Roche Holding AG	50,080	(c)	6,841,837

Total			116,442,409

Professional Services (0.6%)
Dun & Bradstreet Corp.	114,008	(d)	8,452,553

Road & Rail (0.5%)
Canadian National Railway Co.	115,266	(c)	7,379,329

Semiconductors & Semiconductor Equipment (1.4%)
Intel Corp.	1,021,435		19,642,195

Software (1.9%)
Oracle Corp.	1,000,427		26,861,465

Issuer	Shares		Value(a)
Specialty Retail (1.0%)
Advance Auto Parts, Inc.	81,722		4,795,447
Home Depot, Inc.	123,231		3,903,958
Staples, Inc.	231,505		4,843,085

Total			13,542,490

Tobacco (4.0%)
Altria Group, Inc.	353,594		8,493,328
Philip Morris International, Inc.	839,821		47,046,772

Total			55,540,100

Wireless Telecommunication Services (1.6%)
Vodafone Group PLC	8,996,049	(c)	22,199,801

Total Common Stocks (Cost: $1,329,770,260)			$1,381,374,155

Preferred Stocks (0.4%)

Issuer	Shares		Value(a)
Electric (0.2%)
PPL Corp.
9.500% Convertible	48,000		$2,738,222

Independent Energy (0.2%)
Apache Corp.
6.000% Convertible	39,130	(b)	2,276,877

Total Preferred Stocks (Cost: $4,473,125)			$5,015,099

Money Market Fund (1.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	16,091,367	(e)	$16,091,367

Total Money Market Fund (Cost: $16,091,367)			$16,091,367

Investments of Cash Collateral Received for Securities on Loan (8.5%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.2%)
Antalis US Funding Corp.
10-07-10	0.310%	$2,999,251	$2,999,251
10-25-10	0.501	3,994,944	3,994,944
Grampian Funding LLC
10-08-10	0.290	4,998,832	4,998,832
Rhein-Main Securitisation Ltd.
10-15-10	0.500	4,996,806	4,996,806

Total			16,989,833

Certificates of Deposit (3.9%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	4,997,358	4,997,358
Caisse des Depots
12-13-10	0.345	4,995,643	4,995,643
Credit Industrial et Commercial
11-05-10	0.500	3,000,115	3,000,115
DZ Bank AG
11-16-10	0.360	5,000,000	5,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	5,000,000	5,000,000
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
10-28-10	0.350	1,000,604	1,000,604
11-08-10	0.350	1,000,644	1,000,644
Pohjola Bank PLC
12-16-10	0.445	4,994,382	4,994,382
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,643	4,995,643
The Commonwealth Bank of Australia
10-29-10	0.470	4,000,000	4,000,000
United Overseas Bank Ltd.
10-12-10	0.280	7,000,000	7,000,000

Total			53,981,468

Commercial Paper (0.6%)
Rheingold Securitization
10-26-10	0.621	3,993,662	3,993,662
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792

Total			8,992,454

Other Short-Term Obligations (0.1%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (2.7%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $7,316,543	0.220%	$7,316,498	$7,316,498
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $10,000,106	0.380	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,167	0.400	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $5,000,069	0.500	5,000,000	5,000,000

Total			37,316,498

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $119,280,253)			$119,280,253

Total Investments in Securities
(Cost: $1,469,615,005)			$1,521,760,874

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.84% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$3,834,497
Freddie Mac Gold Pool	3,628,331

Total market value of collateral securities	$7,462,828

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$19,834
Fannie Mae Interest Strip	48,868
Fannie Mae Pool	1,431,990
Fannie Mae Principal Strip	53,913
Fannie Mae REMICS	1,852,505
Fannie Mae Whole Loan	46,109
FHLMC Multifamily Structured Pass Through Certificates	16,555
FHLMC Structured Pass Through Securities	89,839
Freddie Mac Non Gold Pool	659,083
Freddie Mac Reference REMIC	8,234
Freddie Mac REMICS	457,386
Freddie Mac Strips	81,756
Ginnie Mae I Pool	256,395
Ginnie Mae II Pool	983,347
Government National Mortgage Association	1,038,519
United States Treasury Inflation Indexed Bonds	71,683
United States Treasury Note/Bond	2,637,366
United States Treasury Strip Coupon	359,021
United States Treasury Strip Principal	71,195
Cash Collateral In Lieu Of Securities	16,080

Total market value of collateral securities	$10,199,678

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$2,054,467
Fannie Mae REMICS	194,603
Fannie Mae Whole Loan	5,403
Federal National Mortgage Association	287,593
Freddie Mac Gold Pool	587,774
Freddie Mac Non Gold Pool	111,503
Freddie Mac REMICS	483,403
Ginnie Mae I Pool	403,615
Ginnie Mae II Pool	208,384
Government National Mortgage Association	46,019
United States Treasury Inflation Indexed Bonds	74
United States Treasury Note/Bond	621,295
United States Treasury Strip Coupon	4,145
United States Treasury Strip Principal	91,722

Total market value of collateral securities	$5,100,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,381,374,155	$—	$—	$1,381,374,155
Preferred Stocks	—	—	—	—
Electric	—	2,738,222	—	2,738,222
Independent Energy	—	2,276,877	—	2,276,877

Total Equity Securities	1,381,374,155	5,015,099	—	1,386,389,254

Other
Affiliated Money Market Fund(c)	16,091,367	—	—	16,091,367
Investments of Cash Collateral Received for Securities on Loan	—	119,280,253	—	119,280,253

Total Other	16,091,367	119,280,253	—	135,371,620

Total	$1,397,465,522	$124,295,352	$—	$1,521,760,874

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Mondrian International Small Cap Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.3%)(c)

Issuer	Shares		Value(a)
Australia (6.1%)
Commonwealth Property Office Fund	7,831,148		$6,963,301
David Jones Ltd.	828,048	(d)	3,985,536
Downer EDI Ltd.	155,941	(d)	741,528
Transfield Services Ltd.	1,536,455	(d)	5,345,942

Total			17,036,307

Canada (3.0%)
Morguard Real Estate Investment Trust	140,700		1,880,650
Northern Property Real Estate Investment Trust	116,700		2,907,574
Pason Systems, Inc.	310,550		3,692,064

Total			8,480,288

France (10.0%)
Boiron SA	54,565		1,811,360
Euler Hermes SA	22,378	(b)	1,825,290
Fimalac	32,360	(d)	1,413,931
IPSOS	94,547		4,318,015
Mersen	134,350		5,805,238
Neopost SA	82,465	(d)	6,137,258
Nexans SA	89,298	(d)	6,496,047

Total			27,807,139

Germany (11.7%)
Bilfinger Berger AG	77,372	(d)	5,333,134
ElringKlinger AG	74,937		2,397,223
Fielmann AG	33,910	(d)	3,163,024
GFK SE	70,875		3,026,744
MTU Aero Engines Holding AG	48,088		2,748,536
QIAGEN NV	141,827	(b,d)	2,537,756
Rational AG	13,313	(d)	2,820,451
Symrise AG	251,413		6,986,989
Wincor Nixdorf AG	54,098		3,527,181

Total			32,541,038

Hong Kong (4.6%)
AMVIG Holdings Ltd.	5,720,000		4,570,869
Arts Optical International Holdings	2,064,000		925,763
ASM Pacific Technology Ltd.	440,700	(d)	3,930,612
Fong’s Industries Co., Ltd.	2,452,000		1,213,564
Pacific Basin Shipping Ltd.	3,154,000		2,276,464

Total			12,917,272

Ireland (0.8%)
Glanbia PLC	448,467		2,121,542

Japan (12.2%)
Ariake Japan Co., Ltd.	176,700	(d)	2,701,200
FCC Co., Ltd.	285,600		6,152,017
Hogy Medical Co., Ltd.	92,100		4,452,180

Issuer	Shares		Value(a)
Horiba Ltd.	166,400		4,064,809
Miraca Holdings, Inc.	84,700	(d)	2,998,544
Miura Co., Ltd.	72,000	(d)	1,629,424
Nifco, Inc.	233,200	(d)	5,601,605
Shimano, Inc.	27,900		1,477,393
Taiyo Holdings Co., Ltd.	77,700		2,174,520
Ushio, Inc.	158,700	(d)	2,671,301

Total			33,922,993

Netherlands (7.1%)
Fugro NV	75,556		4,968,472
Koninklijke Boskalis Westminster NV	173,353		7,275,487
Koninklijke Vopak NV	113,646		5,424,227
SBM Offshore NV	117,908		2,234,342

Total			19,902,528

New Zealand (3.4%)
Auckland International Airport Ltd.	1,514,950		2,277,992
Fisher & Paykel Healthcare Corp., Ltd.	2,053,135		4,472,743
Sky City Entertainment Group Ltd.	1,309,036		2,717,303

Total			9,468,038

Norway (0.7%)
Farstad Shipping ASA	76,378		1,949,181

Singapore (11.2%)
Ascendas Real Estate Investment Trust	2,319,000	(d)	3,862,648
CapitaMall Trust	4,426,000		7,237,527
Hyflux Ltd.	1,296,000		3,065,531
SATS Ltd.	1,869,000		4,051,301
SIA Engineering Co., Ltd.	1,604,000		5,611,803
SMRT Corp., Ltd.	1,524,864		2,377,526
StarHub Ltd.	2,500,000		4,905,689

Total			31,112,025

Spain (1.5%)
Prosegur Cia de Seguridad SA	69,683		4,168,550

Sweden (0.7%)
AF AB, Series B	110,606		2,044,094

United Kingdom (24.3%)
Bodycote PLC	586,887		2,294,566
Cobham PLC	326,578		1,185,004
Croda International PLC	185,246		4,312,391
De La Rue PLC	353,193		3,664,427
Diploma PLC	680,686		3,041,937
Greene King PLC	254,224		1,640,469
Halma PLC	607,951		3,022,480
Interserve PLC	745,594		2,356,999
Laird PLC	1,051,233		2,288,671
Rexam PLC	1,569,302		7,567,736
Rotork PLC	307,834		8,316,988
Serco Group PLC	297,898		2,877,821
Spectris PLC	250,903		4,228,893
Spirax-Sarco Engineering PLC	53,580		1,514,943

Issuer	Shares		Value(a)
The Weir Group PLC	425,111		9,502,290
TT electronics PLC	826,469	(b)	1,849,961
Ultra Electronics Holdings PLC	175,487		4,697,163
Victrex PLC	170,262		3,412,632

Total			67,775,371

Total Common Stocks (Cost: $232,132,624)			$271,246,366

Money Market Fund (2.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	8,218,580	(f)	$8,218,580

Total Money Market Fund (Cost: $8,218,580)			$8,218,580

Investments of Cash Collateral Received for Securities on Loan (10.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $9,632,122	0.220%	$9,632,063	$9,632,063
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $5,000,053	0.380	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $7,000,041	0.210	7,000,000	7,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,056	0.400	5,000,000	5,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $28,632,063)			$28,632,063

Total Investments in Securities
(Cost: $268,983,267)(g)			$308,097,009

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	3.1%	$8,630,703
Auto Components	5.1	14,150,845
Chemicals	6.1	16,886,532
Commercial Services & Supplies	6.0	16,798,268
Computers & Peripherals	1.3	3,527,181
Construction & Engineering	5.4	14,965,620
Containers & Packaging	4.4	12,138,605
Diversified Financial Services	0.5	1,413,931
Electrical Equipment	5.4	14,972,586
Electronic Equipment, Instruments & Components	9.6	26,813,739
Energy Equipment & Services	4.6	12,844,059
Food Products	1.7	4,822,742
Health Care Equipment & Supplies	3.2	8,924,923
Health Care Providers & Services	1.1	2,998,544
Hotels, Restaurants & Leisure	1.6	4,357,772
Insurance	0.7	1,825,290
Leisure Equipment & Products	0.5	1,477,393
Life Sciences Tools & Services	0.9	2,537,756
Machinery	6.8	18,975,238
Marine	0.8	2,276,464
Media	2.6	7,344,759
Multiline Retail	1.4	3,985,536
Office Electronics	2.2	6,137,258
Pharmaceuticals	0.6	1,811,360
Professional Services	0.7	2,044,094
Real Estate Investment Trusts (REITs)	8.2	22,851,700
Road & Rail	0.9	2,377,526
Semiconductors & Semiconductor Equipment	1.4	3,930,612
Specialty Retail	1.1	3,163,024
Textiles, Apparel & Luxury Goods	0.3	925,763
Transportation Infrastructure	6.2	17,365,323
Water Utilities	1.1	3,065,531
Wireless Telecommunication Services	1.8	4,905,689
Other(1)	13.2	36,850,643

Total		$308,097,009

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investment in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation	Unrealized depreciation

Jackson Partners & Associates, Inc.	Oct. 1, 2010	350,978 (EUR)	477,646 (USD)	$—	$(843)

Jackson Partners & Associates, Inc.	Oct. 1, 2010	546,391 (USD)	345,817 (GBP)	—	(3,181)

Jackson Partners & Associates, Inc.	Oct. 1, 2010	110,201 (USD)	741,045 (SEK)	—	(200)

Jackson Partners & Associates, Inc.	Oct. 1, 2010	100,198 (USD)	132,261 (SGD)	396	—

Jackson Partners & Associates, Inc.	Oct. 4, 2010	576,338 (HKD)	74,280 (USD)	—	(3)

Jackson Partners & Associates, Inc.	Oct. 4, 2010	22,470,371 (JPY)	268,468 (USD)	—	(735)

Jackson Partners & Associates, Inc.	Oct. 4, 2010	260,749 (NZD)	192,802 (USD)	1,543	—

Jackson Partners & Associates, Inc.	Oct. 4, 2010	259,578 (USD)	341,443 (SGD)	115	—

Jackson Partners & Associates, Inc.	Oct. 5, 2010	114,976 (AUD)	111,648 (USD)	537	—

Jackson Partners & Associates, Inc.	Oct. 5, 2010	146,733 (USD)	192,760 (SGD)	—	(125)

Jackson Partners & Associates, Inc.	Oct. 6, 2010	116,605 (AUD)	112,895 (USD)	196	—

Total				$2,787	$(5,087)

Notes to Portfolio of Investments
AUD — Australian Dollar

EUR — European Monetary Unit

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NZD — New Zealand Dollar

SGD — Singapore Dollar

SEK — Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,048,060
Freddie Mac Gold Pool	4,776,644

Total market value of collateral securities	$9,824,704

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$9,917
Fannie Mae Interest Strip	24,434
Fannie Mae Pool	715,995
Fannie Mae Principal Strip	26,957
Fannie Mae REMICS	926,252
Fannie Mae Whole Loan	23,055
FHLMC Multifamily Structured Pass Through Certificates	8,278
FHLMC Structured Pass Through Securities	44,919
Freddie Mac Non Gold Pool	329,541
Freddie Mac Reference REMIC	4,117
Freddie Mac REMICS	228,693
Freddie Mac Strips	40,878
Ginnie Mae I Pool	128,198
Ginnie Mae II Pool	491,674
Government National Mortgage Association	519,260
United States Treasury Inflation Indexed Bonds	35,841
United States Treasury Note/Bond	1,318,682
United States Treasury Strip Coupon	179,511
United States Treasury Strip Principal	35,597
Cash Collateral In Lieu Of Securities	8,040

Total market value of collateral securities	$5,099,839

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$39,472
Fannie Mae REMICS	2,447,987
Freddie Mac Reference REMIC	78,871
Freddie Mac REMICS	3,486,324
Government National Mortgage Association	1,087,346

Total market value of collateral securities	$7,140,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $268,983,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$41,397,000
Unrealized depreciation	(2,283,000)

Net unrealized appreciation	$39,114,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$271,246,366	$—	$—	$271,246,366

Total Equity Securities	271,246,366	—	—	271,246,366

Other
Affiliated Money Market Fund(c)	8,218,580	—	—	8,218,580
Investments of Cash Collateral Received for Securities on Loan	—	28,632,063	—	28,632,063

Total Other	8,218,580	28,632,063	—	36,850,643

Investments in Securities	279,464,946	28,632,063	—	308,097,009
Derivatives(d)
Assets
Forward Foreign Currency Contracts	—	2,787	—	2,787
Liabilities
Forward Foreign Currency Contracts	—	(5,087)	—	(5,087)

Total	$279,464,946	$28,629,763	$—	$308,094,709

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — Morgan Stanley Global Real Estate Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.5%)(c)

Issuer	Shares		Value(a)
Australia (8.1%)
CFS Retail Property Trust	1,220,698	(d)	$2,235,730
Commonwealth Property Office Fund	1,008,521		896,757
Dexus Property Group	401,519		331,798
GPT Group	930,097	(d)	2,642,880
Mirvac Group	1,039,840		1,336,657
Stockland	1,277,795	(d)	4,742,358
Westfield Group	1,350,140	(d)	15,998,202

Total			28,184,382

Austria (0.1%)
Conwert Immobilien Invest SE	12,645		182,129

Belgium (0.1%)
Befimmo SCA Sicafi	5,906		499,202
Brazil (0.5%)
BR Malls Participacoes SA	100,000		826,138
BR Properties SA	101,300		976,458

Total			1,802,596

Canada (1.4%)
Boardwalk Real Estate Investment Trust	28,550		1,304,413
Extendicare Real Estate Investment Trust	29,730		296,231
RioCan Real Estate Investment Trust	141,160		3,145,122

Total			4,745,766

China (0.7%)
Evergrande Real Estate Group Ltd.	1,273,000		429,874
Guangzhou R&F Properties Co., Ltd., Series H	1,574,400	(d)	2,211,834

Total			2,641,708

Finland (0.2%)
Citycon OYJ	114,032	(d)	486,589
Sponda OYJ	60,561	(d)	293,924

Total			780,513

France (5.0%)
Fonciere Des Regions	8,736		930,989
Gecina SA	4,069		482,612
ICADE	21,047		2,211,112
Klepierre	56,542		2,180,699
Mercialys SA	21,666	(d)	844,766
Societe de la Tour Eiffel	3,032		240,447

Issuer	Shares		Value(a)
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,766		615,377
Unibail-Rodamco SE	44,337		9,831,323

Total			17,337,325

Germany (0.5%)
Alstria Office REIT-AG	62,225		852,555
Deutsche Euroshop AG	21,906		776,327

Total			1,628,882

Hong Kong (20.9%)
Agile Property Holdings Ltd.	278,000	(d)	315,311
China Overseas Land & Investment Ltd.	3,170,000	(d)	6,708,779
China Resources Land Ltd.	2,318,000		4,714,455
Hang Lung Properties Ltd.	1,122,000	(d)	5,480,789
Henderson Land Development Co., Ltd.	632,000	(d)	4,500,496
Hongkong Land Holdings Ltd.	1,719,000	(d)	10,674,990
Hysan Development Co., Ltd.	764,404	(d)	2,738,916
Kerry Properties Ltd.	965,500		5,251,408
Poly Hong Kong Investments Ltd.	427,000		457,891
Shimao Property Holdings Ltd.	224,000	(d)	372,434
Sino Land Co., Ltd.	210,000	(d)	434,686
Sun Hung Kai Properties Ltd.	1,451,000	(d)	25,060,125
Wharf Holdings Ltd.	996,000		6,405,764

Total			73,116,044

Italy (0.3%)
Beni Stabili SpA	44,178	(b)	41,497
Beni Stabili SpA	1,211,877		1,138,333

Total			1,179,830

Japan (11.4%)
Japan Real Estate Investment Corp.	169		1,536,732
Mitsubishi Estate Co., Ltd.	852,000		13,861,459
Mitsui Fudosan Co., Ltd.	690,000		11,639,152
Nippon Building Fund, Inc.	214		1,874,134
NTT Urban Development Corp.	1,811		1,523,089
Sumitomo Realty & Development Co., Ltd.	454,000	(d)	9,382,413
Tokyo Tatemono Co., Ltd.	41,000		157,182

Total			39,974,161

Jersey (0.3%)
Atrium European Real Estate Ltd.	23,449		130,302
LXB Retail Properties PLC	485,359	(b)	760,496

Total			890,798

Netherlands (1.2%)
Corio NV	33,847		2,314,103
Eurocommercial Properties NV	30,657		1,421,020
VastNed Retail NV	2,373		161,513
Wereldhave NV	4,382		425,348

Total			4,321,984

Singapore (3.4%)
Allgreen Properties Ltd.	122,400		109,851
CapitaCommercial Trust	574,000	(d)	646,121
CapitaLand Ltd.	1,634,000	(d)	5,045,665
CapitaMall Trust	249,000		407,172

Issuer	Shares		Value(a)
CapitaMalls Asia Ltd.	92,000		151,141
City Developments Ltd.	277,000		2,688,257
Keppel Land Ltd.	735,000		2,264,033
Suntec Real Estate Investment Trust	361,000		414,595
United Industrial Corp, Ltd.	25,000		44,493

Total			11,771,328

Sweden (0.6%)
Atrium Ljungberg AB, Series B	28,485		321,353
Castellum AB	20,898	(d)	278,104
Hufvudstaden AB, Series A	128,600		1,386,850

Total			1,986,307

Switzerland (0.9%)
PSP Swiss Property AG	35,749	(b)	2,643,963
Swiss Prime Site AG	7,239	(b)	514,018

Total			3,157,981

United Kingdom (6.9%)
Big Yellow Group PLC	254,727		1,306,009
British Land Co. PLC	436,886		3,191,113
Capital & Counties Properties PLC	206,350	(b)	425,265
Capital & Regional PLC	958,326	(b)	519,342
Capital Shopping Centres Group PLC	195,362	(d)	1,128,379
Derwent London PLC	47,532		1,122,936
Development Securities PLC	123,771		447,651
Grainger PLC	589,726		1,017,124
Great Portland Estates PLC	112,866		605,091
Hammerson PLC	498,257		3,086,038
Land Securities Group PLC	371,565		3,738,307
Metric Property Investments PLC	257,094	(b)	428,074
Minerva PLC	281,843	(b)	416,156
Quintain Estates & Development PLC	897,934	(b)	610,031
Safestore Holdings PLC	596,291		1,159,110
Segro PLC	553,808		2,374,887
Shaftesbury PLC	60,836		413,685
ST Modwen Properties PLC	317,331		845,893
Unite Group PLC	402,963	(b)	1,392,544

Total			24,227,635

United States (35.0%)
Acadia Realty Trust	82,360	(d)	1,564,840
AMB Property Corp.	111,330	(d)	2,946,905
American Campus Communities, Inc.	8,350	(d)	254,174
Apartment Investment & Management Co., Class A	22,880		489,174
Assisted Living Concepts, Inc., Class A	42,545	(b,d)	1,295,070
AvalonBay Communities, Inc.	45,478		4,726,529
BioMed Realty Trust, Inc.	13,398	(d)	240,092
Boston Properties, Inc.	73,585	(d)	6,116,385
BRE Properties, Inc.	4,103	(d)	170,275
Brookfield Properties Corp.	321,895	(d)	4,995,810
Camden Property Trust	76,350	(d)	3,662,510
Colony Financial, Inc.	4,620		85,378
CommonWealth REIT	22,901	(d)	586,266

Issuer	Shares		Value(a)
Coresite Realty Corp.	15,500	(b)	254,045
Cousins Properties, Inc.	244,581	(d)	1,746,308
DCT Industrial Trust, Inc.	171,208	(d)	820,086
Digital Realty Trust, Inc.	13,113	(d)	809,072
Douglas Emmett, Inc.	36,168	(d)	633,302
Duke Realty Corp.	52,118	(d)	604,048
Equity Lifestyle Properties, Inc.	42,718	(d)	2,327,277
Equity Residential	237,153		11,281,368
Federal Realty Investment Trust	24,711	(d)	2,017,900
Forest City Enterprises, Inc., Class A	348,053	(b,d)	4,465,520
HCP, Inc.	108,325	(d)	3,897,534
Healthcare Realty Trust, Inc.	102,838	(d)	2,405,381
Host Hotels & Resorts, Inc.	497,245		7,200,108
Hudson Pacific Properties, Inc.	34,930		571,804
Kilroy Realty Corp.	12,738	(d)	422,137
Lexington Realty Trust	15,843	(d)	113,436
Liberty Property Trust	40,141	(d)	1,280,498
Mack-Cali Realty Corp.	93,155	(d)	3,047,100
Nationwide Health Properties, Inc.	9,680	(d)	374,326
Parkway Properties, Inc.	1,810	(d)	26,788
Post Properties, Inc.	28,440	(d)	794,045
PS Business Parks, Inc.	9,243	(d)	522,877
Public Storage	60,075		5,829,678
Regency Centers Corp.	162,428	(d)	6,411,033
Retail Opportunity Investments Corp.	101,105		967,575
Senior Housing Properties Trust	93,565	(d)	2,198,778
Simon Property Group, Inc.	155,973		14,464,935
Sovran Self Storage, Inc.	8,180	(d)	310,022
Starwood Hotels & Resorts Worldwide, Inc.	131,433		6,906,804
Starwood Property Trust, Inc.	56,960	(d)	1,131,795
Taubman Centers, Inc.	16,115	(d)	718,890
The Macerich Co.	27,135	(d)	1,165,448
Ventas, Inc.	25,838		1,332,466
Vornado Realty Trust	88,428	(d)	7,563,247
Winthrop Realty Trust	33,170	(d)	409,981

Total			122,159,020

Total Common Stocks (Cost: $297,419,506)			$340,587,591

Mutual Fund (0.1%)(c)

	Shares		Value(a)
Luxembourg
ProLogis European Properties	77,414	(b)	$467,008

Total Mutual Fund (Cost: $407,486)			$467,008

Money Market Fund (1.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	6,193,625	(e)	$6,193,625

Total Money Market Fund (Cost: $6,193,625)			$6,193,625

Investments of Cash Collateral Received for Securities on Loan (17.6%)

		Amount
	Effective	Payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.6%)
Argento Variable Funding Company LLC
10-12-10	0.300%	$1,999,467	$1,999,467

Certificates of Deposit (2.3%)
Erste Bank der Oesterreichische
10-13-10	0.310	2,000,000	2,000,000
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Skandinaviska Enskilda Banken AB
10-21-10	0.295	1,999,508	1,999,508
United Overseas Bank Ltd.
10-12-10	0.280	2,000,000	2,000,000

Total			7,998,340

Commercial Paper (0.9%)
Suncorp Metway Ltd.
10-06-10	0.300	2,999,275	2,999,275

Other Short-Term Obligations (0.3%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,000,000	1,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (13.5%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $10,642,508	0.220%	$10,642,443	$10,642,443
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $20,000,211	0.380	20,000,000	20,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,088	0.210	15,000,000	15,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			47,642,443

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $61,639,525)			$61,639,525

Total Investments in Securities
(Cost: $365,660,142)(g)			$408,887,749

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Health Care Providers & Services	0.4%	$1,295,070
Hotels, Restaurants & Leisure	2.0	6,906,804
Real Estate Investment Trusts (REITs)	52.1	181,884,454
Real Estate Management & Development	43.2	150,968,271
Other(1)	19.4	67,833,150

Total		$408,887,749

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Royal Bank of Scotland	Oct. 1, 2010	1,343 (EUR)	1,157 (GBP)	$—	$(14)

CS First Boston NZ	Oct. 1, 2010	3,491 (USD)	4,604 (SGD)	11	—

Total				$11	$(14)

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,577,589
Freddie Mac Gold Pool	5,277,703

Total market value of collateral securities	$10,855,292

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$39,669
Fannie Mae Interest Strip	97,737
Fannie Mae Pool	2,863,980
Fannie Mae Principal Strip	107,826
Fannie Mae REMICS	3,705,010
Fannie Mae Whole Loan	92,219
FHLMC Multifamily Structured Pass Through Certificates	33,110
FHLMC Structured Pass Through Securities	179,677
Freddie Mac Non Gold Pool	1,318,165
Freddie Mac Reference REMIC	16,468
Freddie Mac REMICS	914,772
Freddie Mac Strips	163,512
Ginnie Mae I Pool	512,790
Ginnie Mae II Pool	1,966,694
Government National Mortgage Association	2,077,038
United States Treasury Inflation Indexed Bonds	143,365
United States Treasury Note/Bond	5,274,732
United States Treasury Strip Coupon	718,043
United States Treasury Strip Principal	142,389
Cash Collateral In Lieu Of Securities	32,161

Total market value of collateral securities	$20,399,357

Citigroup Global Markets, Inc. ( 0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$84,582
Fannie Mae REMICS	5,245,686
Freddie Mac Reference REMIC	169,010
Freddie Mac REMICS	7,470,694
Government National Mortgage Association	2,330,028

Total market value of collateral securities	$15,300,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $365,660,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$43,588,000
Unrealized depreciation	(360,000)

Net unrealized appreciation	$43,228,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept, 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$340,587,591	$—	$—	$340,587,591

Total Equity Securities	340,587,591	—	—	340,587,591

Other
Mutual Fund	467,008	—	—	467,008
Affiliated Money Market Fund(c)	6,193,625	—	—	6,193,625
Investments of Cash Collateral Received for Securities on Loan	—	61,639,525	—	61,639,525

Total Other	6,660,633	61,639,525	—	68,300,158

Investments in Securities	347,248,224	61,639,525	—	408,887,749
Derivatives(d)
Assets
Forward Foreign Currency Contracts	—	11	—	11
Liabilities
Forward Foreign Currency Contracts	—	(14)	—	(14)

Total	$347,248,224	$61,639,522	$—	$408,887,746

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — NFJ Dividend Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.6%)
Lockheed Martin Corp.	375,500		$26,765,640
Northrop Grumman Corp.	409,900		24,852,237

Total			51,617,877

Beverages (2.0%)
The Coca-Cola Co.	476,400		27,878,928

Capital Markets (1.8%)
The Goldman Sachs Group, Inc.	178,500		25,807,530

Chemicals (2.4%)
Lubrizol Corp.	320,200		33,931,594

Commercial Banks (1.8%)
Wells Fargo & Co.	1,024,200		25,738,146

Commercial Services & Supplies (3.9%)
RR Donnelley & Sons Co.	1,700,000		28,832,000
Waste Management, Inc.	755,400	(b)	26,997,996

Total			55,829,996

Communications Equipment (1.7%)
Harris Corp.	534,300	(b)	23,664,147

Diversified Telecommunication Services (6.0%)
AT&T, Inc.	1,005,100		28,745,860
CenturyLink, Inc.	732,400	(b)	28,900,504
Verizon Communications, Inc.	892,400		29,083,316

Total			86,729,680

Electric Utilities (1.9%)
Edison International	768,000	(b)	26,411,520

Energy Equipment & Services (4.0%)
Diamond Offshore Drilling, Inc.	844,800	(b)	57,252,096

Food Products (1.9%)
Kraft Foods, Inc., Class A	856,900	(b)	26,443,934

Health Care Equipment & Supplies (3.9%)
Baxter International, Inc.	657,200		31,355,012
Medtronic, Inc.	700,000		23,506,000

Total			54,861,012

Issuer	Shares		Value(a)
Household Products (1.9%)
Kimberly-Clark Corp.	405,500		26,377,775

Industrial Conglomerates (2.2%)
General Electric Co.	1,931,300		31,383,625

Insurance (5.6%)
MetLife, Inc.	619,500		23,819,775
The Allstate Corp.	827,300		26,101,315
The Travelers Companies, Inc.	560,300		29,191,630

Total			79,112,720

IT Services (1.8%)
IBM Corp.	194,900	(b)	26,143,886

Media (2.1%)
The McGraw-Hill Companies, Inc.	883,200	(b)	29,198,592

Metals & Mining (2.5%)
Freeport-McMoRan Copper & Gold, Inc.	418,200		35,710,098

Multi-Utilities (2.0%)
Ameren Corp.	1,021,000		28,996,400

Office Electronics (2.0%)
Xerox Corp.	2,710,800		28,056,780

Oil, Gas & Consumable Fuels (15.7%)
Chesapeake Energy Corp.	1,361,000	(b)	30,826,650
Chevron Corp.	341,600		27,686,680
ConocoPhillips	968,900		55,643,927
Marathon Oil Corp.	791,600		26,201,960
Royal Dutch Shell PLC, ADR	471,700	(b,c)	28,443,510
Total SA, ADR	1,074,100	(c)	55,423,560

Total			224,226,287

Pharmaceuticals (10.3%)
GlaxoSmithKline PLC, ADR	1,467,900	(b,c)	58,011,408
Johnson & Johnson	477,600		29,592,096
Pfizer, Inc.	3,500,000		60,095,000
Total			147,698,504

Real Estate Investment Trusts (REITs) (3.5%)
Annaly Capital Management, Inc.	2,810,300	(b)	49,461,280

Semiconductors & Semiconductor Equipment (4.1%)
Intel Corp.	3,060,000		58,843,800

Textiles, Apparel & Luxury Goods (1.8%)
VF Corp.	318,700	(b)	25,821,074

Thrifts & Mortgage Finance (3.5%)
Hudson City Bancorp, Inc.	1,951,700		23,927,842
New York Community Bancorp, Inc.	1,574,100	(b)	25,579,125

Total			49,506,967

Issuer	Shares	Value(a)
Tobacco (3.9%)
Altria Group, Inc.	1,126,800	27,065,736
Reynolds American, Inc.	478,600	28,424,054

Total		55,489,790

Total Common Stocks (Cost: $1,298,948,977)		$1,392,194,038

Money Market Fund (1.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	26,740,520	(d)	$26,740,520

Total Money Market Fund (Cost: $26,740,520)			$26,740,520

Investments of Cash Collateral Received for Securities on Loan (17.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.8%)
Argento Variable Funding Company LLC
10-12-10	0.300%	$4,998,667	$4,998,667
10-25-10	0.300	2,999,350	2,999,350
Grampian Funding LLC
10-08-10	0.290	2,999,299	2,999,299

Total			10,997,316

Certificates of Deposit (8.2%)
Australia and New Zealand Bank Group
10-25-10	0.350	4,000,000	4,000,000
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,376	4,997,376
Barclays Bank PLC
10-29-10	0.340	5,000,000	5,000,000
11-19-10	0.400	3,000,000	3,000,000
Caisse des Depots
12-20-10	0.350	4,995,580	4,995,580
Credit Industrial et Commercial
11-05-10	0.500	7,000,268	7,000,268
DZ Bank AG
10-20-10	0.445	4,996,233	4,996,233
Erste Bank der Oesterreichische
10-01-10	0.370	6,000,000	6,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	10,000,000	10,000,000
KBC Bank NV
10-20-10	0.350	4,998,542	4,998,542
La Banque Postale
11-16-10	0.345	6,995,910	6,995,910
Landesbank Hessen Thuringen
10-13-10	0.330	10,000,000	10,000,000
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
10-28-10	0.350	3,001,812	3,001,812
11-08-10	0.350	3,001,931	3,001,931

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Overseas Chinese Banking Corp.
12-23-10	0.350	5,000,000	5,000,000
Rabobank Group
10-19-10	0.285	5,003,064	5,003,064
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	2,000,000	2,000,000
12-21-10	0.340	4,995,707	4,995,707
Sumitomo Mitsui Banking Corp.
10-20-10	0.290	5,000,000	5,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	4,995,644	4,995,644
The Commonwealth Bank of Australia
10-29-10	0.470	5,000,000	5,000,000

Total			116,980,838

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
10-01-10	0.550	1,000,000	1,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	4,000,000	4,000,000

Total			5,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (8.3%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $14,207,656	0.220%	$14,207,570	$14,207,570
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $45,000,475	0.380	45,000,000	45,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $25,000,146	0.210	25,000,000	25,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $15,000,125	0.300	15,000,000	15,000,000
Nomura Securities dated 09-30-10, matures 10-01-10, repurchase price $5,000,044	0.320	5,000,000	5,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
RBS Securities, Inc. dated 08-18-10, matures 11-04-10, repurchase price $10,003,403	0.350	10,000,000	10,000,000
RBS Securities, Inc. dated 09-30-10, matures 10-01-10, repurchase price $2,000,019	0.350	2,000,000	2,000,000

Total			118,207,570

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $251,185,724)			$251,185,724

Total Investments in Securities
(Cost: $1,576,875,221)			$1,670,120,282

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, security was partially or fully on loan.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.97% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$7,446,033
Freddie Mac Gold Pool	7,045,688

Total market value of collateral securities	$14,491,721

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$89,254
Fannie Mae Interest Strip	219,908
Fannie Mae Pool	6,443,956
Fannie Mae Principal Strip	242,610
Fannie Mae REMICS	8,336,272
Fannie Mae Whole Loan	207,492
FHLMC Multifamily Structured Pass Through Certificates	74,498
FHLMC Structured Pass Through Securities	404,274
Freddie Mac Non Gold Pool	2,965,872
Freddie Mac Reference REMIC	37,053
Freddie Mac REMICS	2,058,238
Freddie Mac Strips	367,901
Ginnie Mae I Pool	1,153,778
Ginnie Mae II Pool	4,425,062
Government National Mortgage Association	4,673,336
United States Treasury Inflation Indexed Bonds	322,571
United States Treasury Note/Bond	11,868,146
United States Treasury Strip Coupon	1,615,596
United States Treasury Strip Principal	320,375
Cash Collateral In Lieu Of Securities	72,361

Total market value of collateral securities	$45,898,553

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$149,970
Fannie Mae REMICS	8,742,811
Freddie Mac Reference REMIC	281,683
Freddie Mac REMICS	12,451,156
Government National Mortgage Association	3,883,380

Total market value of collateral securities	$25,500,000

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$7,917,495
Fannie Mae REMICS	4,691,070
Government National Mortgage Association	2,691,457

Total market value of collateral securities	$15,300,022

Nomura Securities (0.320%)

Security description	Value (a)

United States Treasury Note/Bond	$5,100,000

Total market value of collateral securities	$5,100,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

RBS Securities, Inc. (0.350%)

Security description	Value (a)

American Express Issuance Trust	$16,019
Amortizing Residential Collateral Trust	72,628
BA Credit Card Trust	11,602
Bear Stearns Asset Backed Securities Trust	17,801
Capital Auto Receivables Asset Trust	809
Capital One Multi-Asset Execution Trust	219,426
Capital One Prime Auto Receivables Trust	7
Chase Issuance Trust	15,904
Citibank Credit Card Issuance Trust	129,546
Citigroup Commercial Mortgage Trust	11,313
Citigroup/Deutsche Bank Commercial Mortgage Trust	171,300
Credit-Based Asset Servicing and Securitization LLC	23,165
Discover Card Master Trust I	40,017
First Franklin Mortgage Loan Asset Backed Certificates	72,011
First National Master Note Trust	24,118
Ford Credit Auto Owner Trust	12,320
Goal Capital Funding Trust	4,792
Greenwich Capital Commercial Funding Corp	43,624
GS Mortgage Securities Corp II	169,540
Keycorp Student Loan Trust	286
Massachusetts Educational Financing Authority	23,762
Nelnet Education Loan Funding Inc	81,840
Nelnet Student Loan Trust	263,480
Nissan Auto Lease Trust	59,394
SLC Student Loan Trust	9,580
SLM Student Loan Trust	527,423
Structured Asset Investment Loan Trust	14,542
Terwin Mortgage Trust	63,767

Total market value of collateral securities	$2,100,016

RBS Securities, Inc. (0.350%)

Security description	Value (a)

Fannie Mae REMICS	$106,496
Government National Mortgage Association	10,093,672

Total market value of collateral securities	$10,200,168

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,392,194,038	$—	$—	$1,392,194,038

Total Equity Securities	1,392,194,038	—	—	1,392,194,038

Other
Affiliated Money Market Fund(c)	26,740,520	—	—	26,740,520
Investments of Cash Collateral Received for Securities on Loan	—	251,185,724	—	251,185,724

Total Other	26,740,520	251,185,724	—	277,926,244

Total	$1,418,934,558	$251,185,724	$—	$1,670,120,282

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Partners Small Cap Growth Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.1%)

Issuer	Shares		Value(a)
Auto Components (0.6%)
Wonder Auto Technology, Inc.	287,823	(b,c,d)	$2,449,374

Beverages (0.7%)
Constellation Brands, Inc., Class A	180,361	(b)	3,190,586

Biotechnology (3.0%)
Acorda Therapeutics, Inc.	91,083	(b)	3,007,561
Alexion Pharmaceuticals, Inc.	35,072	(b)	2,257,234
Chelsea Therapeutics International Ltd.	233,583	(b)	1,195,945
Enzon Pharmaceuticals, Inc.	70,507	(b,d)	793,204
Exact Sciences Corp.	165,710	(b,d)	1,199,740
Human Genome Sciences, Inc.	118,615	(b,d)	3,533,541
InterMune, Inc.	33,520	(b,d)	456,542
Ironwood Pharmaceuticals, Inc.	65,700	(b)	668,826

Total			13,112,593

Capital Markets (1.0%)
Eaton Vance Corp.	91,161		2,647,315
Financial Engines, Inc.	139,700	(b,d)	1,855,216

Total			4,502,531

Chemicals (2.7%)
Albemarle Corp.	97,548		4,566,222
NewMarket Corp.	60,930		6,926,522

Total			11,492,744

Commercial Banks (0.4%)
Wilshire Bancorp, Inc.	268,173	(d)	1,753,851

Commercial Services & Supplies (3.9%)
Clean Harbors, Inc.	49,696	(b,d)	3,366,904
Corrections Corp. of America	223,256	(b)	5,509,958
EnerNOC, Inc.	66,480	(b,d)	2,088,137
Knoll, Inc.	197,239		3,059,177
The Brink’s Co.	114,439		2,632,097

Total			16,656,273

Communications Equipment (2.6%)
Aruba Networks, Inc.	312,042	(b,d)	6,658,976
Ixia	50,000	(b)	620,000
Meru Networks, Inc.	20,868	(b,d)	359,764
Oclaro, Inc.	143,800	(b,d)	2,302,238
Riverbed Technology, Inc.	28,710	(b)	1,308,602

Total			11,249,580

Issuer	Shares		Value(a)
Computers & Peripherals (2.2%)
Smart Technologies, Inc., Series A	170,641	(b,c)	2,312,186
Stratasys, Inc.	153,025	(b,d)	4,241,852
Synaptics, Inc.	98,634	(b)	2,775,561

Total			9,329,599

Construction & Engineering (1.3%)
Insituform Technologies, Inc., Class A	136,075	(b)	3,290,293
MYR Group, Inc.	131,505	(b,d)	2,155,367

Total			5,445,660

Construction Materials (0.8%)
Martin Marietta Materials, Inc.	42,335		3,258,525

Diversified Consumer Services (2.2%)
American Public Education, Inc.	51,230	(b,d)	1,683,418
Capella Education Co.	40,225	(b,d)	3,122,265
Service Corp. International	537,032		4,629,215

Total			9,434,898

Diversified Financial Services (0.2%)
Portfolio Recovery Associates, Inc.	14,780	(b)	955,527

Electrical Equipment (1.8%)
Baldor Electric Co.	68,220	(d)	2,756,087
Harbin Electric, Inc.	119,930	(b,c,d)	2,145,548
Polypore International, Inc.	70,410	(b,d)	2,123,566
Regal-Beloit Corp.	15,200	(d)	892,088

Total			7,917,289

Electronic Equipment, Instruments & Components (1.3%)
Hollysys Automation Technologies Ltd.	159,438	(b,c)	1,784,111
OSI Systems, Inc.	37,608	(b,d)	1,365,923
Universal Display Corp.	100,683	(b,d)	2,366,050

Total			5,516,084

Energy Equipment & Services (2.3%)
Atwood Oceanics, Inc.	179,112	(b)	5,453,960
Core Laboratories NV	34,281	(c,d)	3,018,099
Lufkin Industries, Inc.	3,384		148,558
Newpark Resources, Inc.	145,700	(b)	1,223,880

Total			9,844,497

Environmental (—%)
Sharps Compliance Corp.	9,620	(b,d)	48,581

Food & Staples Retailing (1.2%)
Pricesmart, Inc.	173,365		5,050,122

Health Care Equipment & Supplies (8.5%)
Arthrocare Corp.	58,270	(b)	1,583,779
Delcath Systems, Inc.	111,331	(b,d)	803,810
DexCom, Inc.	368,266	(b,d)	4,868,477
DynaVox, Inc., Class A	155,992	(b)	1,266,655
Hansen Medical, Inc.	287,744	(b,d)	411,474
HeartWare International, Inc.	50,224	(b)	3,453,402
MAKO Surgical Corp.	115,297	(b,d)	1,104,545
Masimo Corp.	182,940	(d)	4,996,091
NuVasive, Inc.	129,267	(b,d)	4,542,442
NxStage Medical, Inc.	161,897	(b)	3,092,233

Issuer	Shares		Value(a)
Sirona Dental Systems, Inc.	65,640	(b,d)	2,365,666
Thoratec Corp.	48,846	(b,d)	1,806,325
Volcano Corp.	250,847	(b,d)	6,517,006

Total			36,811,905

Health Care Providers & Services (2.2%)
Catalyst Health Solutions, Inc.	26,604	(b,d)	936,727
HMS Holdings Corp.	35,000	(b,d)	2,062,900
Owens & Minor, Inc.	91,184		2,595,097
Tenet Healthcare Corp.	816,298	(b)	3,852,926

Total			9,447,650

Health Care Technology (0.4%)
SXC Health Solutions Corp.	53,120	(b,d)	1,937,286

Hotels, Restaurants & Leisure (2.8%)
7 Days Group Holdings Ltd., ADR	123,994	(b,c)	2,230,652
Bally Technologies, Inc.	9,240	(b)	322,938
California Pizza Kitchen, Inc.	158,802	(b)	2,709,162
Life Time Fitness, Inc.	44,930	(b)	1,773,387
Panera Bread Co., Class A	28,200	(b)	2,498,802
Texas Roadhouse, Inc.	39,500	(b)	555,370
WMS Industries, Inc.	49,559	(b)	1,886,711

Total			11,977,022

Household Products (0.7%)
Energizer Holdings, Inc.	46,592	(b)	3,132,380

Industrial Conglomerates (1.2%)
Tredegar Corp.	282,445		5,360,806

Insurance (4.6%)
Alleghany Corp.	8,975	(b)	2,719,694
MBIA, Inc.	426,694	(b)	4,288,274
Montpelier Re Holdings Ltd.	263,561	(c)	4,564,876
Tower Group, Inc.	156,653		3,657,848
Wesco Financial Corp.	4,926		1,764,247
White Mountains Insurance Group Ltd.	9,512		2,934,072

Total			19,929,011

Internet & Catalog Retail (0.8%)
Shutterfly, Inc.	136,282	(b)	3,541,969

Internet Software & Services (5.8%)
AOL, Inc.	165,130	(b)	4,086,968
Archipelago Learning, Inc.	18,108	(b,d)	216,753
Envestnet, Inc.	71,100	(b,d)	743,706
GSI Commerce, Inc.	102,620	(b,d)	2,534,714
KIT Digital, Inc.	97,679	(b,d)	1,171,171
LivePerson, Inc.	278,150	(b,d)	2,336,460
LogMein, Inc.	28,040	(b,d)	1,008,879
LoopNet, Inc.	141,854	(b,d)	1,679,551
MercadoLibre, Inc.	18,780	(b,c)	1,355,540
Perficient, Inc.	173,580	(b,d)	1,586,521
SciQuest, Inc.	88,600	(b)	1,070,288
SouFun Holdings Ltd., ADR	12,425	(b,c)	809,862
ValueClick, Inc.	348,819	(b)	4,562,553
VistaPrint NV	27,430	(b,c)	1,060,170
Vocus, Inc.	43,061	(b,d)	795,767

Total			25,018,903

Issuer	Shares		Value(a)
IT Services (0.4%)
Wright Express Corp.	51,010	(b,d)	1,821,567

Leisure Equipment & Products (1.7%)
Hasbro, Inc.	77,261		3,438,887
Sturm Ruger & Co., Inc.	193,959		2,645,601
Summer Infant, Inc.	143,910	(b,d)	1,125,376

Total			7,209,864

Life Sciences Tools & Services (0.5%)
Dionex Corp.	16,200	(b)	1,400,328
Mettler-Toledo International, Inc.	6,400	(b,c,d)	796,416

Total			2,196,744

Machinery (2.5%)
Altra Holdings, Inc.	211,370	(b,d)	3,113,480
Badger Meter, Inc.	27,440	(d)	1,110,771
Chart Industries, Inc.	141,945	(b,d)	2,890,000
Force Protection, Inc.	704,304	(b)	3,549,693

Total			10,663,944

Marine (1.2%)
Alexander & Baldwin, Inc.	143,973		5,016,019

Media (0.4%)
IMAX Corp.	107,110	(b,c,d)	1,805,875

Oil, Gas & Consumable Fuels (4.4%)
Berry Petroleum Co., Class A	81,390	(d)	2,582,505
Brigham Exploration Co.	141,780	(b)	2,658,375
Comstock Resources, Inc.	102,682	(b,d)	2,309,318
Houston American Energy Corp.	89,312	(d)	893,120
Kinder Morgan Management LLC	69,573	(b)	4,191,773
Northern Oil and Gas, Inc.	166,978	(b)	2,828,607
Oasis Petroleum, Inc.	75,700	(b)	1,466,309
Venoco, Inc.	107,098	(b,d)	2,102,334

Total			19,032,341

Pharmaceuticals (3.0%)
Akorn, Inc.	521,010	(b)	2,104,880
Ardea Biosciences, Inc.	27,821	(b)	639,883
BioMimetic Therapeutics, Inc.	209,675	(b,d)	2,390,295
Cardiome Pharma Corp.	84,475	(b,c)	515,298
Inspire Pharmaceuticals, Inc.	144,679	(b,d)	860,840
MAP Pharmaceuticals, Inc.	92,806	(b,d)	1,419,932
Mylan, Inc.	151,215	(b,d)	2,844,354
NuPathe, Inc.	33,215	(b)	239,480
Salix Pharmaceuticals Ltd.	44,257	(b,d)	1,757,888

Total			12,772,850

Professional Services (0.8%)
ICF International, Inc.	12,790	(b,d)	320,645
Resources Connection, Inc.	234,275	(d)	3,223,624

Total			3,544,269

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (1.8%)
First Industrial Realty Trust, Inc.	190,220	(b)	964,415
Hatteras Financial Corp.	118,656		3,378,137
UDR, Inc.	157,253		3,321,183

Total			7,663,735

Real Estate Management & Development (1.2%)
China Real Estate Information Corp., ADR	223,476	(b,c,d)	2,397,897
Tejon Ranch Co.	131,539	(b)	2,850,451

Total			5,248,348

Road & Rail (1.4%)
Kansas City Southern	42,709	(b,d)	1,597,744
Old Dominion Freight Line, Inc.	178,236	(b)	4,530,759

Total			6,128,503

Semiconductors & Semiconductor Equipment (4.5%)
Cavium Networks, Inc.	106,141	(b,d)	3,052,615
Entegris, Inc.	112,620	(b,d)	525,935
Entropic Communications, Inc.	560,870	(b,d)	5,384,351
MaxLinear, Inc., Class A	237,039	(b)	2,659,578
Micrel, Inc.	273,125		2,693,013
Monolithic Power Systems, Inc.	69,980	(b)	1,142,773
Netlogic Microsystems, Inc.	72,210	(b,d)	1,991,552
Silicon Laboratories, Inc.	47,850	(b,d)	1,753,703
Veeco Instruments, Inc.	7,450	(b,d)	259,782

Total			19,463,302

Software (8.1%)
Advent Software, Inc.	66,475	(b)	3,469,330
ANSYS, Inc.	51,349	(b)	2,169,495
ArcSight, Inc.	9,840	(b,d)	428,630
Ariba, Inc.	142,390	(b,d)	2,691,171
ChinaCache International Holdings Ltd., ADR	400	(b,c)	5,560
Concur Technologies, Inc.	54,210	(b)	2,680,142
Fortinet, Inc.	159,765	(b,d)	3,994,125
GSE Systems, Inc.	148,570	(b,d)	500,681
PROS Holdings, Inc.	217,567	(b,d)	2,019,022
Radiant Systems, Inc.	82,200	(b)	1,405,620
Rovi Corp.	21,180	(b)	1,067,684
Solera Holdings, Inc.	25,680		1,134,029
Sourcefire, Inc.	72,240	(b,d)	2,083,402
SuccessFactors, Inc.	123,890	(b,d)	3,110,878
Take-Two Interactive Software, Inc.	299,125	(b,d)	3,033,128
Ultimate Software Group, Inc.	67,761	(b)	2,618,285
VanceInfo Technologies, Inc., ADR	71,337	(b,c,d)	2,307,039

Total			34,718,221

Specialty Retail (6.6%)
Cabela’s, Inc.	294,951	(b)	5,598,171
CarMax, Inc.	104,286	(b)	2,905,408
Dick’s Sporting Goods, Inc.	36,800	(b,d)	1,031,872
hhgregg, Inc.	119,075	(b,d)	2,948,297
Hibbett Sports, Inc.	76,520	(b,d)	1,909,174
Lumber Liquidators Holdings, Inc.	123,072	(b,d)	3,023,879
Pacific Sunwear of California, Inc.	134,648	(b,d)	704,209
Rue21, Inc.	122,785	(b,d)	3,169,081
Tractor Supply Co.	72,740	(d)	2,884,868
Ulta Salon Cosmetics & Fragrance, Inc.	85,310	(b)	2,491,052
Vitamin Shoppe, Inc.	62,560	(b,d)	1,717,272

Total			28,383,283

Issuer	Shares		Value(a)
Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.	20,270	(b,c,d)	906,474
The Warnaco Group, Inc.	21,110	(b)	1,079,354
Volcom, Inc.	165,275	(b,d)	3,160,059

Total			5,145,887

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	209,684	(d)	2,857,993

Tobacco (0.7%)
Universal Corp.	78,113		3,131,550

Trading Companies & Distributors (0.8%)
WESCO International, Inc.	84,337	(b,d)	3,313,601

Total Common Stocks (Cost: $386,859,360)			$418,483,142

Exchange-Traded Funds (0.5%)

	Shares	Value(a)
iShares Russell 2000 Growth Index Fund	26,736	$1,998,249

Total Exchange-Traded Funds (Cost: $1,924,725)		$1,998,249

Money Market Fund (2.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	12,108,953	(e)	$12,108,953

Total Money Market Fund (Cost: $12,108,953)			$12,108,953

Investments of Cash Collateral Received for Securities on Loan (19.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.5%)
Rhein-Main Securitisation Ltd.
10-15-10	0.500%	$1,998,722	$1,998,722

Certificates of Deposit (5.1%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	1,998,943	1,998,943
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Nordea Bank Finland PLC
10-15-10	0.460	1,997,652	1,997,652
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	3,000,000	3,000,000
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-17-10	0.345	1,998,257	1,998,257
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
United Overseas Bank Ltd.
10-12-10	0.280	3,000,000	3,000,000

Total			21,991,070

Other Short-Term Obligations (0.7%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,000,000	1,000,000

Total			3,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (12.8%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $11,119,733	0.220%	$11,119,665	$11,119,665
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $32,000,338	0.380	32,000,000	32,000,000
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $5,000,042	0.300	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,056	0.400	5,000,000	5,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			55,119,665

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $82,109,457)			$82,109,457

Total Investments in Securities
(Cost: $483,002,495)			$514,699,801

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.07% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$5,827,696
Freddie Mac Gold Pool	5,514,363

Total market value of collateral securities	$11,342,059

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$63,470
Fannie Mae Interest Strip	156,379
Fannie Mae Pool	4,582,369
Fannie Mae Principal Strip	172,522
Fannie Mae REMICS	5,928,016
Fannie Mae Whole Loan	147,550
FHLMC Multifamily Structured Pass Through Certificates	52,976
FHLMC Structured Pass Through Securities	287,484
Freddie Mac Non Gold Pool	2,109,064
Freddie Mac Reference REMIC	26,349
Freddie Mac REMICS	1,463,636
Freddie Mac Strips	261,618
Ginnie Mae I Pool	820,464
Ginnie Mae II Pool	3,146,711
Government National Mortgage Association	3,323,261
United States Treasury Inflation Indexed Bonds	229,384
United States Treasury Note/Bond	8,439,571
United States Treasury Strip Coupon	1,148,868
United States Treasury Strip Principal	227,822
Cash Collateral In Lieu Of Securities	51,457

Total market value of collateral securities	$32,638,971

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$2,639,165
Fannie Mae REMICS	1,563,690
Government National Mortgage Association	897,152

Total market value of collateral securities	$5,100,007

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$4,625,496
Freddie Mac Gold Pool	247,839
Freddie Mac Non Gold Pool	226,665

Total market value of collateral securities	$5,100,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$418,483,142	$—	$—	$418,483,142

Total Equity Securities	418,483,142	—	—	418,483,142

Other
Exchange-Traded Funds	1,998,249	—	—	1,998,249
Affiliated Money Market Fund(c)	12,108,953	—	—	12,108,953
Investments of Cash Collateral Received for Securities on Loan	—	82,109,457	—	82,109,457

Total Other	14,107,202	82,109,457	—	96,216,659

Total	$432,590,344	$82,109,457	$—	$514,699,801

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Partners Small Cap Value Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (90.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.8%)
Cubic Corp.	44,290		$1,807,032
Esterline Technologies Corp.	27,760	(b,d)	1,588,705
Moog, Inc., Class A	35,300	(b,d)	1,253,503
Triumph Group, Inc.	76,440	(d)	5,701,659

Total			10,350,899

Air Freight & Logistics (0.1%)
Atlas Air Worldwide Holdings, Inc.	27,010	(b,d)	1,358,603

Airlines (2.7%)
Air France-KLM, ADR	147,650	(b,c)	2,261,260
AirTran Holdings, Inc.	1,443,300	(b,d)	10,608,255
JetBlue Airways Corp.	2,909,875	(b,d)	19,467,063
Republic Airways Holdings, Inc.	256,810	(b,d)	2,126,387

Total			34,462,965

Auto Components (2.6%)
American Axle & Manufacturing Holdings, Inc.	864,000	(b,d)	7,793,280
Cooper Tire & Rubber Co.	257,200	(d)	5,048,836
Dana Holding Corp.	668,058	(b)	8,230,475
Fuel Systems Solutions, Inc.	54,050	(b,d)	2,113,896
Gentex Corp.	536,100	(d)	10,459,310

Total			33,645,797

Beverages (0.1%)
Coca-Cola Bottling Co. Consolidated	35,512	(d)	1,879,650

Biotechnology (0.3%)
Martek Biosciences Corp.	150,260	(b,d)	3,400,384

Building Products (1.2%)
AO Smith Corp.	86,700		5,019,063
Gibraltar Industries, Inc.	321,163	(b,d)	2,884,044
Simpson Manufacturing Co., Inc.	276,300	(d)	7,123,014

Total			15,026,121

Capital Markets (1.2%)
American Capital Ltd.	349,930	(b,d)	2,033,093
Capital Southwest Corp.	10,090	(d)	916,172
Federated Investors, Inc., Class B	88,530	(d)	2,014,943
Janus Capital Group, Inc.	511,300	(d)	5,598,735
Knight Capital Group, Inc., Class A	196,190	(b,d)	2,430,794
Oppenheimer Holdings, Inc., Class A	95,002	(d)	2,655,306

Total			15,649,043

Issuer	Shares		Value(a)
Chemicals (2.6%)
Arch Chemicals, Inc.	45,760	(d)	1,605,718
Cabot Corp.	124,700		4,061,479
Georgia Gulf Corp.	117,230	(b,d)	1,915,538
HB Fuller Co.	74,560	(d)	1,481,507
Innophos Holdings, Inc.	167,680	(d)	5,550,208
Minerals Technologies, Inc.	33,400		1,967,928
NewMarket Corp.	12,300	(d)	1,398,264
PolyOne Corp.	1,088,000	(b,d)	13,153,921
Stepan Co.	42,820	(d)	2,531,090

Total			33,665,653

Commercial Banks (3.8%)
Bank of the Ozarks, Inc.	80,450	(d)	2,983,891
Banner Corp.	935,500		2,020,680
Community Bank System, Inc.	241,520	(d)	5,557,375
First Citizens BancShares Inc., Class A	23,425		4,339,950
Fulton Financial Corp.	469,800	(d)	4,256,388
Home Bancshares, Inc.	45,469	(d)	923,930
Independent Bank Corp.	52,540	(d)	1,183,201
NBT Bancorp, Inc.	67,590	(d)	1,491,711
Park National Corp.	22,095	(d)	1,414,964
Republic Bancorp, Inc., Class A	46,180	(d)	975,783
Signature Bank	36,120	(b,d)	1,402,901
Synovus Financial Corp.	3,557,300	(d)	8,750,957
UMB Financial Corp.	98,920	(d)	3,512,649
United Community Banks, Inc.	554,600	(b)	1,242,304
Westamerica Bancorporation	81,800		4,457,282
Wintrust Financial Corp.	137,950	(d)	4,470,960

Total			48,984,926

Commercial Services & Supplies (3.8%)
ABM Industries, Inc.	74,800	(d)	1,614,932
APAC Customer Services, Inc.	41,720	(b)	236,135
Clean Harbors, Inc.	17,250	(b,d)	1,168,688
Copart, Inc.	64,930	(b)	2,140,742
Ennis, Inc.	217,100	(d)	3,883,919
G&K Services, Inc., Class A	94,830	(d)	2,167,814
Knoll, Inc.	139,900	(d)	2,169,849
McGrath Rentcorp	53,035	(d)	1,270,188
Mine Safety Appliances Co.	43,300	(d)	1,173,430
Mobile Mini, Inc.	460,000	(b,d)	7,056,400
Standard Parking Corp.	101,300	(b,d)	1,732,230
Steelcase, Inc., Class A	123,670	(d)	1,030,171
The Brink’s Co.	345,997		7,957,931
The Geo Group, Inc.	364,820	(b,d)	8,518,547
Unifirst Corp.	125,636	(d)	5,546,829
United Stationers, Inc.	24,210	(b)	1,295,477

Total			48,963,282

Communications Equipment (0.4%)
ADTRAN, Inc.	53,050	(d)	1,872,665
Arris Group, Inc.	121,100	(b,d)	1,183,147
Comtech Telecommunications Corp.	37,420	(b,d)	1,023,437
Ituran Location and Control Ltd.	98,114	(c)	1,412,842

Total			5,492,091

Computers & Peripherals (0.4%)
Diebold, Inc.	177,500	(d)	5,518,475

Issuer	Shares		Value(a)
Construction & Engineering (1.1%)
Comfort Systems USA, Inc.	412,118	(d)	4,422,026
Insituform Technologies, Inc., Class A	321,400	(b,d)	7,771,453
Tutor Perini Corp.	115,860	(b,d)	2,327,627

Total			14,521,106

Consumer Finance (0.6%)
Cardtronics, Inc.	107,990	(b)	1,666,286
Cash America International, Inc.	173,846	(d)	6,084,610
The Student Loan Corp.	17,510	(d)	520,047

Total			8,270,943

Containers & Packaging (1.6%)
Aptargroup, Inc.	269,915		12,327,018
Boise, Inc.	225,430	(b,d)	1,463,041
Rock-Tenn Co., Class A	28,040		1,396,672
Temple-Inland, Inc.	270,700		5,051,262

Total			20,237,993

Distributors (—%)
Audiovox Corp., Class A	40,000	(b,d)	273,600

Diversified Consumer Services (0.9%)
Mac-Gray Corp.	350,840	(d)	4,255,689
Regis Corp.	383,190	(d)	7,330,425

Total			11,586,114

Diversified Financial Services (0.2%)
Medallion Financial Corp.	330,698	(d)	2,576,137

Electric Utilities (3.0%)
El Paso Electric Co.	67,290	(b,d)	1,600,156
IDACORP, Inc.	225,300	(d)	8,092,776
NV Energy, Inc.	421,350		5,540,753
Pinnacle West Capital Corp.	75,228		3,104,660
PNM Resources, Inc.	811,160	(d)	9,239,112
Portland General Electric Co.	77,630		1,574,336
UIL Holdings Corp.	190,952		5,377,208
Unisource Energy Corp.	117,130	(d)	3,915,656

Total			38,444,657

Electrical Equipment (1.8%)
Belden, Inc.	266,100	(d)	7,019,718
Brady Corp., Class A	48,530	(d)	1,415,620
EnerSys	73,710	(b,d)	1,840,539
Franklin Electric Co., Inc.	160,944	(d)	5,336,903
Regal-Beloit Corp.	137,200	(d)	8,052,268

Total			23,665,048

Electronic Equipment, Instruments & Components (6.4%)
Celestica, Inc.	1,190,717	(b,c,d)	10,037,744
Cognex Corp.	456,000	(d)	12,229,920
CTS Corp.	254,800	(d)	2,451,176
Electro Rent Corp.	190,810	(d)	2,533,957
FARO Technologies, Inc.	123,000	(b,d)	2,682,630
Ingram Micro, Inc., Class A	183,049	(b)	3,086,206
Littelfuse, Inc.	269,100	(b,d)	11,759,670
Mercury Computer Systems, Inc.	297,400	(b,d)	3,577,722
Park Electrochemical Corp.	364,242	(d)	9,594,134

Issuer	Shares		Value(a)
Plexus Corp.	316,400	(b,d)	9,286,340
Rofin-Sinar Technologies, Inc.	59,310	(b,d)	1,505,288
Sanmina-SCI Corp.	211,400	(b,d)	2,553,712
Vishay Intertechnology, Inc.	1,162,000	(b)	11,248,160
Vishay Precision Group, Inc.	82,964	(b,d)	1,295,068

Total			83,841,727

Energy Equipment & Services (1.0%)
Bristow Group, Inc.	90,230	(b,d)	3,255,498
Newpark Resources, Inc.	163,630	(b,d)	1,374,492
RPC, Inc.	130,100	(d)	2,752,916
Tetra Technologies, Inc.	122,790	(b,d)	1,252,458
Tidewater, Inc.	83,600		3,746,116

Total			12,381,480

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.	76,640	(b,d)	3,180,560
Pricesmart, Inc.	50,790	(d)	1,479,513
Ruddick Corp.	307,193	(d)	10,653,454
The Andersons, Inc.	34,450	(d)	1,305,655
The Pantry, Inc.	44,930	(b,d)	1,083,262
Village Super Market, Inc., Class A	145,910	(d)	4,076,725

Total			21,779,169

Food Products (1.3%)
Cal-Maine Foods, Inc.	37,540	(d)	1,087,909
Chiquita Brands International, Inc.	102,000	(b,d)	1,350,480
Harbinger Group, Inc.	373,510	(b,d)	2,072,981
Industrias Bachoco SAB de CV, ADR	144,318	(c,d)	2,734,826
J&J Snack Foods Corp.	66,283	(d)	2,779,246
Lancaster Colony Corp.	62,056	(d)	2,947,660
Seneca Foods Corp., Class A	98,920	(b,d)	2,590,715
The Hain Celestial Group, Inc.	67,890	(b,d)	1,628,002

Total			17,191,819

Gas Utilities (1.3%)
Northwest Natural Gas Co.	79,000	(d)	3,748,550
Piedmont Natural Gas Co., Inc.	51,870	(d)	1,504,230
South Jersey Industries, Inc.	157,560	(d)	7,794,493
Southwest Gas Corp.	47,700	(d)	1,602,243
The Laclede Group, Inc.	45,260		1,557,849

Total			16,207,365

Health Care Equipment & Supplies (2.3%)
Analogic Corp.	28,340	(d)	1,271,899
Cantel Medical Corp.	61,560	(d)	997,272
Haemonetics Corp.	44,720	(b,d)	2,617,462
ICU Medical, Inc.	114,020	(b,d)	4,251,806
Integra LifeSciences Holdings Corp.	41,610	(b,d)	1,641,931
Invacare Corp.	57,300	(d)	1,519,023
Meridian Bioscience, Inc.	188,000	(d)	4,113,440
STERIS Corp.	263,170	(d)	8,742,507
The Cooper Companies, Inc.	92,900	(d)	4,293,838

Total			29,449,178

Health Care Providers & Services (2.1%)
Air Methods Corp.	34,890	(b,d)	1,450,726
Chemed Corp.	65,440	(d)	3,728,117
Healthsouth Corp.	409,400	(b,d)	7,860,479

Issuer	Shares		Value(a)
Healthspring, Inc.	58,630	(b,d)	1,514,999
Kindred Healthcare, Inc.	115,610	(b,d)	1,505,242
LHC Group, Inc.	51,720	(b,d)	1,199,387
National Healthcare Corp.	46,180	(d)	1,711,893
Owens & Minor, Inc.	240,760	(d)	6,852,030
The Ensign Group, Inc.	96,300	(d)	1,728,585

Total			27,551,458

Hotels, Restaurants & Leisure (2.2%)
Ambassadors Group, Inc.	69,160	(d)	784,274
Ameristar Casinos, Inc.	158,400	(d)	2,764,080
Bob Evans Farms, Inc.	279,530	(d)	7,846,407
Churchill Downs, Inc.	52,890		1,889,231
Cracker Barrel Old Country Store, Inc.	106,233	(d)	5,392,387
Frisch’s Restaurants, Inc.	59,255	(d)	1,163,176
International Speedway Corp., Class A	95,450		2,328,980
Monarch Casino & Resort, Inc.	165,060	(b,d)	1,850,323
Nathan’s Famous, Inc.	55,722	(b,d)	891,552
Papa John’s International, Inc.	123,619	(b,d)	3,261,069

Total			28,171,479

Household Durables (1.8%)
American Greetings Corp., Class A	56,740		1,054,797
KB Home	120,280	(d)	1,362,772
Ryland Group, Inc.	96,760	(d)	1,733,939
Tupperware Brands Corp.	139,950		6,404,112
Universal Electronics, Inc.	108,930	(b,d)	2,271,191
Whirlpool Corp.	124,200	(d)	10,055,232

Total			22,882,043

Independent Power Producers & Energy Traders (0.9%)
Dynegy, Inc.	1,126,320	(b)	5,485,178
RRI Energy, Inc.	1,867,900	(b)	6,631,045

Total			12,116,223

Insurance (7.3%)
Alterra Capital Holdings Ltd.	379,868	(c)	7,566,971
American Equity Investment Life Holding Co.	603,810	(d)	6,183,014
American National Insurance Co.	56,426		4,286,683
Amtrust Financial Services, Inc.	111,685	(d)	1,621,666
Argo Group International Holdings Ltd.	51,620	(c,d)	1,793,279
Delphi Financial Group, Inc., Class A	69,200	(d)	1,729,308
eHealth, Inc.	81,720	(b,d)	1,055,822
Endurance Specialty Holdings Ltd.	93,800	(c)	3,733,240
First American Financial Corp.	94,420		1,410,635
Flagstone Reinsurance Holdings SA	110,400	(c,d)	1,171,344
FPIC Insurance Group, Inc.	78,350	(b,d)	2,749,302
Hilltop Holdings, Inc.	222,120	(b,d)	2,127,910
Horace Mann Educators Corp.	83,960		1,492,809
Infinity Property & Casualty Corp.	53,310	(d)	2,599,929
Montpelier Re Holdings Ltd.	818,550	(c,d)	14,177,285
National Financial Partners Corp.	50,850	(b)	644,270
OneBeacon Insurance Group Ltd., Class A	93,180	(d)	1,331,542
Platinum Underwriters Holdings Ltd.	312,750	(c,d)	13,610,879
Primerica, Inc.	61,610	(d)	1,253,147
ProAssurance Corp.	31,410	(b)	1,808,902
Protective Life Corp.	165,900		3,609,984
RLI Corp.	22,500	(d)	1,273,950
Safety Insurance Group, Inc.	2,380	(d)	100,008

Issuer	Shares		Value(a)
Selective Insurance Group, Inc.	87,790	(d)	1,430,099
StanCorp Financial Group, Inc.	76,900	(d)	2,922,200
The Navigators Group, Inc.	53,826	(b,d)	2,402,254
Torchmark Corp.	137,300	(d)	7,296,122
Tower Group, Inc.	59,430		1,387,691
White Mountains Insurance Group Ltd.	8,492		2,619,442

Total			95,389,687

Internet & Catalog Retail (0.2%)
PetMed Express, Inc.	142,445	(d)	2,492,788

Internet Software & Services (0.4%)
Digital River, Inc.	54,060	(b)	1,840,202
j2 Global Communications, Inc.	126,650	(b,d)	3,013,004

Total			4,853,206

IT Services (1.3%)
Computer Services, Inc.	46,040		1,001,370
DST Systems, Inc.	116,230		5,211,753
MAXIMUS, Inc.	137,800	(d)	8,485,724
Wright Express Corp.	54,700	(b,d)	1,953,337

Total			16,652,184

Leisure Equipment & Products (0.4%)
Brunswick Corp.	376,200	(d)	5,725,764
Head NV	139,000	(b,c)	97,300

Total			5,823,064

Machinery (2.1%)
Altra Holdings, Inc.	89,270	(b,d)	1,314,947
ArvinMeritor, Inc.	95,450	(b,d)	1,483,293
Lindsay Corp.	38,450	(d)	1,665,654
Mueller Industries, Inc.	69,860	(d)	1,850,591
Oshkosh Corp.	202,100	(b)	5,557,750
Robbins & Myers, Inc.	66,500	(d)	1,780,870
Tecumseh Products Co., Class B	29,977	(b)	335,443
Terex Corp.	386,900	(b)	8,867,748
The Toro Co.	71,850	(d)	4,040,126

Total			26,896,422

Media (1.4%)
Ascent Media Corp., Class A	31,900	(b,d)	852,049
John Wiley & Sons, Inc., Class A	88,100	(d)	3,599,766
Madison Square Garden, Inc., Class A	20,180	(b)	425,394
National CineMedia, Inc.	69,640		1,246,556
Scholastic Corp.	41,370	(d)	1,150,913
Valassis Communications, Inc.	306,000	(b,d)	10,370,341

Total			17,645,019

Metals & Mining (0.8%)
Kaiser Aluminum Corp.	37,720		1,614,039
Schnitzer Steel Industries, Inc., Class A	67,300	(d)	3,249,244
Thompson Creek Metals Co., Inc.	142,380	(b,c,d)	1,534,856
Worthington Industries, Inc.	230,400	(d)	3,462,912

Total			9,861,051

Issuer	Shares		Value(a)
Multiline Retail (1.3%)
99 Cents Only Stores	104,570	(b,d)	1,974,282
Big Lots, Inc.	143,210	(b,d)	4,761,733
Dillard’s, Inc., Class A	193,700	(d)	4,579,068
Fred’s, Inc., Class A	494,650	(d)	5,836,869

Total			17,151,952

Multi-Utilities (1.2%)
Avista Corp.	582,490	(d)	12,162,391
Black Hills Corp.	65,480	(d)	2,042,976
NorthWestern Corp.	66,550		1,896,675

Total			16,102,042

Oil, Gas & Consumable Fuels (4.5%)
Berry Petroleum Co., Class A	55,490	(d)	1,760,698
Energy Partners Ltd.	199,500	(b,d)	2,395,995
EV Energy Partner LP	44,040		1,544,483
Evolution Petroleum Corp.	473,093	(b,d)	2,843,289
EXCO Resources, Inc.	394,300	(d)	5,863,241
Frontier Oil Corp.	128,020	(d)	1,715,468
Gastar Exploration Ltd.	412,020	(b)	1,656,320
Holly Corp.	127,200	(d)	3,657,000
International Coal Group, Inc.	317,550	(b)	1,689,366
James River Coal Co.	74,900	(b,d)	1,312,997
Overseas Shipholding Group, Inc.	71,300		2,447,016
SM Energy Co.	99,500	(d)	3,727,270
Stone Energy Corp.	149,500	(b,d)	2,202,135
Swift Energy Co.	47,420	(b,d)	1,331,554
Tesoro Corp.	1,297,350	(d)	17,332,596
USEC, Inc.	1,118,200	(b,d)	5,803,458
World Fuel Services Corp.	61,220	(d)	1,592,332

Total			58,875,218

Paper & Forest Products (0.9%)
Louisiana-Pacific Corp.	1,112,270	(b,d)	8,419,884
PH Glatfelter Co.	249,460	(d)	3,033,434

Total			11,453,318

Pharmaceuticals (0.7%)
Medicis Pharmaceutical Corp., Class A	144,710		4,290,651
Par Pharmaceutical Companies, Inc.	55,530	(b)	1,614,812
Valeant Pharmaceuticals International, Inc.	69,300	(c,d)	1,735,965
Viropharma, Inc.	77,850	(b,d)	1,160,744

Total			8,802,172

Professional Services (1.9%)
Administaff, Inc.	258,160	(d)	6,952,249
CDI Corp.	115,500	(d)	1,492,260
Korn/Ferry International	612,019	(b,d)	10,122,795
The Corporate Executive Board Co.	67,540	(d)	2,131,562
The Dolan Co.	147,920	(b)	1,681,850
Volt Information Sciences, Inc.	228,410	(b,d)	1,644,552

Total			24,025,268

Real Estate Investment Trusts (REITs) (4.8%)
American Campus Communities, Inc.	132,760	(d)	4,041,214
Ashford Hospitality Trust, Inc.	217,550	(b)	1,968,828
BioMed Realty Trust, Inc.	232,600	(d)	4,168,192
Brandywine Realty Trust	395,400	(d)	4,843,650
CBL & Associates Properties, Inc.	111,370	(d)	1,454,492
Colonial Properties Trust	116,380		1,884,192

Issuer	Shares		Value(a)
DCT Industrial Trust, Inc.	285,490	(d)	1,367,497
Douglas Emmett, Inc.	90,510	(d)	1,584,830
Entertainment Properties Trust	26,930	(d)	1,162,837
Equity Lifestyle Properties, Inc.	63,700	(d)	3,470,376
Extra Space Storage, Inc.	93,070		1,492,843
FelCor Lodging Trust, Inc.	269,540	(b,d)	1,239,884
First Industrial Realty Trust, Inc.	168,760	(b)	855,613
First Potomac Realty Trust	206,800	(d)	3,102,000
Franklin Street Properties Corp.	110,260	(d)	1,369,429
Glimcher Realty Trust	199,990	(d)	1,229,939
Government Properties Income Trust	190,650	(d)	5,090,355
Gyrodyne Co. of America, Inc.	11,957	(b)	931,450
Home Properties, Inc.	22,620	(d)	1,196,598
Lexington Realty Trust	245,480	(d)	1,757,637
LTC Properties, Inc.	52,380	(d)	1,336,738
Mack-Cali Realty Corp.	95,000		3,107,450
Medical Properties Trust, Inc.	150,440	(d)	1,525,462
MFA Financial, Inc.	658,800	(d)	5,026,644
National Retail Properties, Inc.	67,100	(d)	1,684,881
Omega Healthcare Investors, Inc.	69,170	(d)	1,552,867
Sovran Self Storage, Inc.	39,170	(d)	1,484,543
U-Store-It Trust	147,640		1,232,794
Washington Real Estate Investment Trust	56,640	(d)	1,797,187

Total			62,960,422

Real Estate Management & Development (0.6%)
Avatar Holdings, Inc.	73,400	(b,d)	1,400,472
FirstService Corp.	84,250	(b,c)	2,032,110
MI Developments, Inc., Class A	420,000	(c)	4,607,400

Total			8,039,982

Road & Rail (0.4%)
Amerco, Inc.	48,099	(b,d)	3,822,909
Arkansas Best Corp.	76,700	(d)	1,858,441

Total			5,681,350

Semiconductors & Semiconductor Equipment (2.5%)
Axcelis Technologies, Inc.	625,000	(b,d)	1,206,250
Brooks Automation, Inc.	896,300	(b,d)	6,014,173
Diodes, Inc.	93,260	(b)	1,593,813
Entegris, Inc.	234,620	(b)	1,095,675
Fairchild Semiconductor International, Inc.	133,990	(b)	1,259,506
JA Solar Holdings Co., Ltd., ADR	236,560	(b,c,d)	2,207,105
Micron Technology, Inc.	1,000,000	(b,d)	7,210,000
Photronics, Inc.	227,940	(b,d)	1,205,803
Power Integrations, Inc.	54,870	(d)	1,744,317
Semiconductor Manufacturing International Corp., ADR	2,516,906	(b,c,d)	8,935,017

Total			32,471,659

Software (1.1%)
Ariba, Inc.	86,860	(b,d)	1,641,654
Blackbaud, Inc.	158,750	(d)	3,816,350
JDA Software Group, Inc.	57,970	(b)	1,470,119
Mentor Graphics Corp.	603,600	(b)	6,380,052
Websense, Inc.	67,290	(b,d)	1,193,725

Total			14,501,900

Issuer	Shares		Value(a)
Specialty Retail (4.2%)
Aaron’s, Inc.	266,049	(d)	4,908,604
Cabela’s, Inc.	527,900	(b,d)	10,019,542
Group 1 Automotive, Inc.	48,800	(b,d)	1,458,144
OfficeMax, Inc.	160,970	(b,d)	2,107,097
PetSmart, Inc.	117,880	(d)	4,125,800
Rent-A-Center, Inc.	246,051		5,506,621
Stage Stores, Inc.	280,770	(d)	3,650,010
The Childrens Place Retail Stores, Inc.	26,050	(b,d)	1,270,459
The Dress Barn, Inc.	219,589	(b,d)	5,215,239
The Finish Line, Inc., Class A	313,150		4,355,917
The Men’s Wearhouse, Inc.	475,250	(d)	11,306,197

Total			53,923,630

Textiles, Apparel & Luxury Goods (0.5%)
Columbia Sportswear Co.	79,700	(d)	4,657,668
Deckers Outdoor Corp.	26,090	(b,d)	1,303,456

Total			5,961,124

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	383,380	(d)	5,225,469
Beneficial Mutual Bancorp, Inc.	39,530	(b)	354,584
Brookline Bancorp, Inc.	154,700	(d)	1,543,906
Dime Community Bancshares, Inc.	212,880	(d)	2,948,388
MGIC Investment Corp.	141,840	(b)	1,309,183
NewAlliance Bancshares, Inc.	110,080		1,389,210
Northwest Bancshares, Inc.	118,920	(d)	1,330,715
Provident Financial Services, Inc.	105,100	(d)	1,299,036
Trustco Bank Corp. NY	124,270	(d)	690,941

Total			16,091,432

Tobacco (0.1%)
Universal Corp.	41,090	(d)	1,647,298

Trading Companies & Distributors (0.2%)
GATX Corp.	54,230	(d)	1,590,023
RSC Holdings, Inc.	176,380	(b)	1,315,795

Total			2,905,818

Water Utilities (0.2%)
SJW Corp.	104,266	(d)	2,568,072

Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	126,730	(d)	2,144,271
Syniverse Holdings, Inc.	60,510	(b,d)	1,371,762

Total			3,516,033

Total Common Stocks (Cost: $1,017,174,117)			$1,175,837,539

Money Market Fund (9.6%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	124,131,324	(e)	$124,131,324

Total Money Market Fund (Cost: $124,131,324)			$124,131,324

Investments of Cash Collateral Received for Securities on Loan (26.0%)

	Effective	Amount payable
Issuer	Yield	at maturity	Value(a)
Asset-Backed Commercial Paper (2.5%)
Amsterdam Funding Corp.
10-08-10	0.501%	$4,993,611	$4,993,611
Argento Variable Funding Company LLC
10-25-10	0.300	4,998,917	4,998,917
Grampian Funding LLC
10-04-10	0.280	4,999,456	4,999,456
10-04-10	0.290	2,499,718	2,499,718
Thames Asset Global Securities
10-13-10	0.511	4,993,413	4,993,413
Windmill Funding Corp.
10-08-10	0.501	9,987,221	9,987,221

Total			32,472,336

Certificates of Deposit (13.7%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.300	4,997,460	4,997,460
Barclays Bank PLC
10-29-10	0.340	8,000,000	8,000,000
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Agricole
10-12-10	0.327	14,000,001	14,000,001
Credit Industrial et Commercial
11-05-10	0.500	10,000,383	10,000,383
11-19-10	0.410	2,500,032	2,500,032
Deutsche Bank AG
12-06-10	0.438	10,000,000	10,000,000
DZ Bank AG
10-13-10	0.340	9,997,167	9,997,167
10-18-10	0.480	5,000,000	5,000,000
KBC Bank NV
10-20-10	0.350	9,997,084	9,997,084
La Banque Postale
11-16-10	0.345	4,997,079	4,997,079
Lloyds Bank PLC
10-14-10	0.520	2,000,000	2,000,000
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	5,000,000	5,000,000
National Australia Bank Ltd.
03-17-11	0.307	10,000,000	10,000,000
National Bank of Canada
03-21-11	0.400	8,000,000	8,000,000
Natixis
12-16-10	0.410	4,994,823	4,994,823
12-23-10	0.400	2,497,475	2,497,475
Norinchukin Bank
11-22-10	0.310	2,998,399	2,998,399
Rabobank Group
11-03-10	0.318	12,000,001	12,000,001
Skandinaviska Enskilda Banken AB
10-21-10	0.295	4,998,771	4,998,771
Standard Chartered Bank PLC
12-01-10	0.305	2,000,000	2,000,000
12-10-10	0.490	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	10,000,000	10,000,000
10-20-10	0.290	5,000,000	5,000,000

	Effective	Amount payable
Issuer	Yield	at maturity	Value(a)
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
12-16-10	0.350	4,995,580	4,995,580
United Overseas Bank Ltd.
10-12-10	0.280	3,000,000	3,000,000

Total			176,971,641

Commercial Paper (1.0%)
State Development Bank of NorthRhine-Westphalia
10-08-10	0.511	7,989,686	7,989,686
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792

Total			12,988,478

Other Short-Term Obligations (0.4%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	5,000,000	5,000,000

	Effective	Principal
Issuer	Yield	amount	Value(a)
Repurchase Agreements (8.4%)(f)
Barclays Capital, Inc. dated 03-22-10, matures 10-29-10, repurchase price $10,003,625	0.450%	$10,000,000	$10,000,000
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $3,020,331	0.280	3,020,307	3,020,307
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $60,000,633	0.380	60,000,000	60,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,088	0.210	15,000,000	15,000,000
Morgan Stanley dated 04-15-10, matures 10-29-10, repurchase price $10,003,625	0.450	10,000,000	10,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $11,000,153	0.500	11,000,000	11,000,000

Total			109,020,307

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $336,452,762)			$336,452,762

Total Investments in Securities
(Cost: $1,477,758,203)			$1,636,421,625

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.14% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.450%)

Security description	Value (a)

Bear Stearns Commercial Mortgage Securities	$693,281
Citigroup Commercial Mortgage Trust	678,151
Commercial Mortgage Pass Through Certificates	901,569
Credit Suisse Mortgage Capital Certificates	172,339
Granite Master Issuer PLC	1,977,789
JP Morgan Chase Commercial Mortgage Securities Corp	1,094,302
LB Commercial Conduit Mortgage Trust	843,021
Merrill Lynch Mortgage Trust	872,034
Morgan Stanley Capital I	892,788
Paragon Mortgages PLC	1,634,950
Wachovia Bank Commercial Mortgage Trust	739,776

Total market value of collateral securities	$10,500,000

BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$1,941,017
Freddie Mac Gold Pool	317,630
Freddie Mac Non Gold Pool	326,199
Ginnie Mae I Pool	328,665
Ginnie Mae II Pool	167,203

Total market value of collateral securities	$3,080,714

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$119,005
Fannie Mae Interest Strip	293,210
Fannie Mae Pool	8,591,941
Fannie Mae Principal Strip	323,479
Fannie Mae REMICS	11,115,030
Fannie Mae Whole Loan	276,656
FHLMC Multifamily Structured Pass Through Certificates	99,331
FHLMC Structured Pass Through Securities	539,032
Freddie Mac Non Gold Pool	3,954,496
Freddie Mac Reference REMIC	49,405
Freddie Mac REMICS	2,744,317
Freddie Mac Strips	490,535
Ginnie Mae I Pool	1,538,370
Ginnie Mae II Pool	5,900,083
Government National Mortgage Association	6,231,115
United States Treasury Inflation Indexed Bonds	430,094
United States Treasury Note/Bond	15,824,195
United States Treasury Strip Coupon	2,154,128
United States Treasury Strip Principal	427,166
Cash Collateral In Lieu Of Securities	96,482

Total market value of collateral securities	$61,198,070

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$84,582
Fannie Mae REMICS	5,245,686
Freddie Mac Reference REMIC	169,010
Freddie Mac REMICS	7,470,694
Government National Mortgage Association	2,330,028

Total market value of collateral securities	$15,300,000

Morgan Stanley (0.450%)

Security description	Value (a)

Amstel Funding Corp	$779,646
Argento Variable Fund	1,098,646
BTM Capital Corp	833,388
Can Ast & Can Ltd	809,757
Credit Agricole NA	664,399
DnB NOR Bank ASA	699,868
Grampian Funding Ltd/LLC	186,357
Royal Bank Of Scotland	945,489
Salisbury Rec Co LLC	1,099,213
Sheffield Receivable	778,733
Silver Tower US Fund	699,710
Solitaire Funding	1,087,247
Straight A Funding	817,547

Total market value of collateral securities	$10,500,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$4,519,828
Fannie Mae REMICS	428,126
Fannie Mae Whole Loan	11,887
Federal National Mortgage Association	632,705
Freddie Mac Gold Pool	1,293,102
Freddie Mac Non Gold Pool	245,306
Freddie Mac REMICS	1,063,487
Ginnie Mae I Pool	887,953
Ginnie Mae II Pool	458,445
Government National Mortgage Association	101,242
United States Treasury Inflation Indexed Bonds	162
United States Treasury Note/Bond	1,366,849
United States Treasury Strip Coupon	9,118
United States Treasury Strip Principal	201,790

Total market value of collateral securities	$11,220,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,175,837,539	$—	$—	$1,175,837,539

Total Equity Securities	1,175,837,539	—	—	1,175,837,539

Other
Affiliated Money Market Fund(c)	124,131,324	—	—	124,131,324
Investments of Cash Collateral Received for Securities on Loan	—	336,452,762	—	336,452,762

Total Other	124,131,324	336,452,762	—	460,584,086

Total	$1,299,968,863	$336,452,762	$—	$1,636,421,625

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — PIMCO Mortgage-Backed Securities Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (138.9%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Government Obligations & Agencies (0.4%)
U.S. Treasury
11-15-19	3.375%	$4,200,000		$4,525,500
Commercial Mortgage-Backed (1.8%)(f)
Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A Class A1
10-15-21	0.357	3,825,385	(d,g)	3,636,418
Greenwich Capital Commercial Funding Corp.
Series 2006-FL4A Class A2
11-05-21	0.397	2,000,000	(d,g)	1,822,434
JP Morgan Chase Commercial Mortgage Securities Corp.
CMO I.O. Series 2010-C1 Class XA
06-15-43	2.387	19,937,327	(d,h)	1,664,167
Morgan Stanley Capital I
Series 2006-XLF Class E
07-15-19	0.548	7,528,573	(d,g)	7,200,702
UBS Commercial Mortgage Trust
Series 2007-FL1 Class A1
07-15-24	0.994	4,197,027	(d,g)	3,702,899

Total				18,026,620

Residential Mortgage-Backed (136.7%)(c,f)
Federal Home Loan Mortgage Corp.
09-01-40	6.000	32,000,000		34,275,040
10-01-40	4.000	21,000,000	(b)	21,531,552
10-01-40	5.000	36,000,000	(b)	37,811,232
10-01-40	5.500	12,000,000	(b)	12,727,500
Federal Home Loan Mortgage Corp. #A65773
09-01-37	6.000	471,208		506,069
Federal Home Loan Mortgage Corp. #A69830
12-01-37	6.000	117,588		126,288
Federal Home Loan Mortgage Corp. #A71604
01-01-38	5.500	1,999,999		2,122,850
Federal Home Loan Mortgage Corp. #A79022
07-01-38	5.500	24,395,818		25,894,342
Federal Home Loan Mortgage Corp. #A79305
07-01-38	5.500	961,317		1,020,367
Federal Home Loan Mortgage Corp. #A81660
09-01-38	6.000	912,682		979,154
Federal Home Loan Mortgage Corp. #A85371
03-01-39	4.500	68,359,769	(k)	71,169,667
Federal Home Loan Mortgage Corp. #A88241
09-01-39	6.000	350,938		376,462
Federal Home Loan Mortgage Corp. #A89056
09-01-39	6.000	325,794		349,490

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal Home Loan Mortgage Corp. #A89851
11-01-39	6.000	323,269		346,781
Federal Home Loan Mortgage Corp. #A90800
01-01-40	4.000	146,393		150,955
Federal Home Loan Mortgage Corp. #C03464
04-01-40	4.500	15,631,854		16,274,395
Federal Home Loan Mortgage Corp. #G04144
03-01-38	5.500	373,774		396,733
Federal Home Loan Mortgage Corp. #G04248
04-01-38	5.500	8,038,686		8,532,465
Federal Home Loan Mortgage Corp. #G05195
01-01-39	5.500	626,226		664,693
Federal Home Loan Mortgage Corp. #G05369
03-01-39	6.000	498,522		534,831
Federal Home Loan Mortgage Corp. #G05605
08-01-39	5.500	604,176		641,287
Federal Home Loan Mortgage Corp.
CMO I.O. Series 2980 Class SL
11-15-34	14.120	1,668,419	(h)	257,170
Federal Home Loan Mortgage Corp.
CMO Series 2863 Class FM
10-15-31	0.757	21,971,892	(g)	21,993,388
Federal Home Loan Mortgage Corp.
CMO Series 3226 Class FG
10-15-36	0.657	3,829,813	(g)	3,827,065
Federal Home Loan Mortgage Corp.
CMO Series 3671 Class QF
12-15-36	0.757	10,888,019	(g)	10,930,474
Federal National Mortgage Association
11-01-24	5.000	4,000,000	(b)	4,236,564
10-01-25	3.500	15,000,000	(b)	15,473,430
11-01-25	3.500	5,000,000	(b)	5,139,060
11-01-39	5.000	81,000,000	(b)	85,176,521
10-01-40	4.500	46,000,000	(b)	47,897,500
10-01-40	5.000	38,000,000	(b)	39,995,000
10-01-40	5.500	62,000,000	(b)	65,904,077
10-01-40	6.000	7,000,000	(b)	7,518,434
10-01-40	6.500	10,000,000	(b)	10,903,120
Federal National Mortgage Association #254285
03-01-12	5.000	75,069		79,702
Federal National Mortgage Association #254689
03-01-23	6.000	61,943		67,337
Federal National Mortgage Association #254717
04-01-13	4.500	849,274		871,609
Federal National Mortgage Association #254758
06-01-13	4.500	948,412		1,003,507
Federal National Mortgage Association #254807
07-01-13	5.000	897,419		952,573
Federal National Mortgage Association #254864
08-01-13	4.500	79,354		83,455
Federal National Mortgage Association #254909
09-01-13	4.000	2,626,259		2,696,360
Federal National Mortgage Association #254958
10-01-13	4.500	76,471		80,673
Federal National Mortgage Association #255586
01-01-15	4.500	1,462,542		1,532,938
Federal National Mortgage Association #255587
02-01-15	4.500	303,497		317,953

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #255983
11-01-15	5.000	432,824	453,257
Federal National Mortgage Association #256755
06-01-17	5.000	214,177	225,929
Federal National Mortgage Association #256880
08-01-17	5.000	241,560	254,885
Federal National Mortgage Association #257067
01-01-18	5.000	1,639,331	1,735,103
Federal National Mortgage Association #257201
05-01-18	5.000	148,521	157,314
Federal National Mortgage Association #257245
06-01-18	5.000	814,350	862,891
Federal National Mortgage Association #257291
07-01-18	5.000	265,897	281,792
Federal National Mortgage Association #257329
08-01-18	5.000	322,754	342,137
Federal National Mortgage Association #257378
09-01-18	5.000	2,276,713	2,414,734
Federal National Mortgage Association #257428
10-01-18	5.000	1,319,879	1,400,360
Federal National Mortgage Association #257481
11-01-18	5.000	826,067	876,605
Federal National Mortgage Association #257580
02-01-19	5.000	96,267	102,238
Federal National Mortgage Association #257589
02-01-39	4.000	999,999	1,029,229
Federal National Mortgage Association #602590
08-01-16	5.000	239,828	255,655
Federal National Mortgage Association #817863
12-01-21	5.000	220,864	234,818
Federal National Mortgage Association #867439
05-01-36	5.000	143,696	151,630
Federal National Mortgage Association #888352
05-01-37	5.500	21,076,430	22,574,776
Federal National Mortgage Association #888832
11-01-37	6.500	28,720,037	31,654,693
Federal National Mortgage Association #889729
07-01-38	5.500	4,459,678	4,744,693
Federal National Mortgage Association #889750
05-01-38	6.000	2,147,313	2,310,537
Federal National Mortgage Association #890251
09-01-25	4.000	7,000,001	7,317,501
Federal National Mortgage Association #891588
05-01-36	5.500	6,900,000	7,355,378
Federal National Mortgage Association #899393
04-01-37	6.000	57,669	62,053
Federal National Mortgage Association #902438
11-01-36	6.000	10,880	11,751
Federal National Mortgage Association #907460
02-01-37	6.000	16,857	18,138
Federal National Mortgage Association #915965
04-01-37	6.000	57,409	61,773
Federal National Mortgage Association #929009
01-01-38	6.000	275,274	296,198
Federal National Mortgage Association #929416
05-01-38	6.000	60,442	64,960
Federal National Mortgage Association #930059
10-01-38	6.000	8,781	9,438
Federal National Mortgage Association #930286
12-01-18	5.000	186,544	197,645

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #930653
03-01-19	5.000	182,888	193,818
Federal National Mortgage Association #931005
04-01-24	4.000	520,106	544,509
Federal National Mortgage Association #931500
07-01-19	5.000	94,658	100,401
Federal National Mortgage Association #931836
08-01-39	4.000	1,000,000	1,029,073
Federal National Mortgage Association #932318
12-01-39	4.000	874,597	900,161
Federal National Mortgage Association #932319
12-01-39	4.000	596,214	613,548
Federal National Mortgage Association #933014
10-01-37	6.000	13,738	14,782
Federal National Mortgage Association #933025
10-01-37	6.000	270,000	290,524
Federal National Mortgage Association #933749
04-01-38	6.000	895,704	962,669
Federal National Mortgage Association #934197
11-01-38	6.000	1,365,801	1,467,913
Federal National Mortgage Association #934412
09-01-38	6.000	5,708,901	6,135,715
Federal National Mortgage Association #934486
10-01-23	5.000	24,064	25,532
Federal National Mortgage Association #934568
09-01-38	6.000	59,656	64,116
Federal National Mortgage Association #937929
05-01-37	5.000	183,948	193,788
Federal National Mortgage Association #939474
06-01-37	6.000	34,067	36,657
Federal National Mortgage Association #941598
09-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #941968
08-01-37	6.000	13,163	14,164
Federal National Mortgage Association #942601
08-01-37	6.000	1,435,927	1,545,076
Federal National Mortgage Association #945067
08-01-37	6.000	29,158	31,374
Federal National Mortgage Association #946058
09-01-37	6.000	121,823	131,083
Federal National Mortgage Association #946787
09-01-37	6.000	3,775,012	4,061,961
Federal National Mortgage Association #947052
10-01-37	6.000	60,064	64,630
Federal National Mortgage Association #950210
09-01-37	6.000	18,408	19,807
Federal National Mortgage Association #950366
09-01-37	6.000	59,065	63,555
Federal National Mortgage Association #950698
10-01-37	6.000	2,000,001	2,152,026
Federal National Mortgage Association #950929
11-01-37	6.000	2,000,001	2,152,027
Federal National Mortgage Association #952031
01-01-23	4.500	980,275	1,032,177
Federal National Mortgage Association #952204
11-01-37	6.000	3,178,876	3,420,512
Federal National Mortgage Association #952281
09-01-37	6.000	61,689	66,379
Federal National Mortgage Association #953595
01-01-38	5.000	648,507	683,164

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #954064
12-01-37	6.000	14,837	15,965
Federal National Mortgage Association #955802
10-01-37	6.000	211,101	227,147
Federal National Mortgage Association #956030
12-01-37	6.000	60,590	65,196
Federal National Mortgage Association #956055
12-01-37	5.500	5,440,328	5,788,016
Federal National Mortgage Association #956319
11-01-37	6.000	63,001	67,790
Federal National Mortgage Association #959451
12-01-37	6.000	4,419,442	4,755,377
Federal National Mortgage Association #959596
11-01-37	6.000	4,000,000	4,304,052
Federal National Mortgage Association #959884
11-01-37	6.000	56,307	60,587
Federal National Mortgage Association #959887
11-01-37	6.000	871,506	937,752
Federal National Mortgage Association #959892
11-01-37	6.000	418,505	450,317
Federal National Mortgage Association #959983
11-01-37	6.000	64,988	69,928
Federal National Mortgage Association #959984
11-01-37	6.000	978,055	1,052,400
Federal National Mortgage Association #961936
03-01-23	4.500	740,837	780,062
Federal National Mortgage Association #962911
05-01-38	6.000	2,291,101	2,462,391
Federal National Mortgage Association #963639
06-01-38	6.000	56,709	60,949
Federal National Mortgage Association #963822
06-01-38	6.000	23,832	25,614
Federal National Mortgage Association #964856
08-01-38	6.000	52,835	56,785
Federal National Mortgage Association #965574
02-01-38	6.000	66,014	70,949
Federal National Mortgage Association #966584
01-01-38	6.000	21,158	22,766
Federal National Mortgage Association #966611
12-01-37	6.000	1,974,444	2,124,527
Federal National Mortgage Association #968927
01-01-38	6.000	16,573,408	17,833,201
Federal National Mortgage Association #969842
03-01-38	6.000	54,752	58,846
Federal National Mortgage Association #970005
06-01-23	5.000	735,830	780,711
Federal National Mortgage Association #971031
01-01-39	4.000	2,287,353	2,354,211
Federal National Mortgage Association #971727
02-01-38	6.000	100,000	107,601
Federal National Mortgage Association #972442
03-01-38	6.000	59,151	63,648
Federal National Mortgage Association #972448
03-01-38	6.000	54,982	59,092
Federal National Mortgage Association #972931
02-01-18	5.000	227,933	241,030
Federal National Mortgage Association #975097
06-01-38	5.000	181,584	191,288
Federal National Mortgage Association #975116
05-01-38	5.000	765,502	806,411

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #975585
06-01-38	6.000	34,129	36,681
Federal National Mortgage Association #979597
04-01-38	5.000	7,693,878	8,105,043
Federal National Mortgage Association #979639
06-01-23	5.000	492,292	522,319
Federal National Mortgage Association #981358
04-01-23	4.500	8,504,044	8,954,303
Federal National Mortgage Association #981614
06-01-23	5.000	107,132	113,666
Federal National Mortgage Association #983077
05-01-38	5.000	718,509	756,906
Federal National Mortgage Association #983326
07-01-23	5.000	448,133	475,466
Federal National Mortgage Association #984053
05-01-38	6.000	63,506	68,333
Federal National Mortgage Association #984981
08-01-38	6.000	18,955	20,372
Federal National Mortgage Association #985560
06-01-38	6.000	30,712	33,008
Federal National Mortgage Association #985930
05-01-18	5.000	277,462	293,734
Federal National Mortgage Association #987297
07-01-23	5.000	222,185	235,737
Federal National Mortgage Association #987333
09-01-38	6.000	255,818	274,943
Federal National Mortgage Association #988987
09-01-38	6.000	350,000	376,167
Federal National Mortgage Association #991860
10-01-38	6.000	3,962,138	4,258,359
Federal National Mortgage Association #994013
10-01-39	4.000	31,911	32,838
Federal National Mortgage Association #995473
01-01-24	5.000	27,412	29,084
Federal National Mortgage Association #995527
09-01-23	4.500	8,640,755	9,123,904
Federal National Mortgage Association #995906
03-01-39	5.000	191,315	201,550
Federal National Mortgage Association #995930
04-01-39	5.000	795,038	837,525
Federal National Mortgage Association #995951
04-01-39	5.000	794,647	837,113
Federal National Mortgage Association #AA0820
12-01-23	5.000	3,452,335	3,662,904
Federal National Mortgage Association #AA2388
03-01-24	4.000	163,270	170,676
Federal National Mortgage Association #AA3295
02-01-39	4.000	5,000,000	5,145,367
Federal National Mortgage Association #AA3423
03-01-24	4.000	2,868,558	2,998,667
Federal National Mortgage Association #AA4432
03-01-39	4.000	1,940,511	1,996,928
Federal National Mortgage Association #AA4624
05-01-24	4.500	2,051,250	2,159,216
Federal National Mortgage Association #AA5712
04-01-24	4.000	767,393	802,200
Federal National Mortgage Association #AA6749
06-01-24	4.000	7,526,470	7,867,849
Federal National Mortgage Association #AA7706
07-01-39	4.000	3,237,020	3,331,130

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #AA8034
06-01-39	4.000	451,345	464,467
Federal National Mortgage Association #AA9805
06-01-39	4.000	117,505	120,921
Federal National Mortgage Association #AA9847
08-01-39	4.000	200,000	205,815
Federal National Mortgage Association #AB1069
05-01-25	4.500	1,161,034	1,222,144
Federal National Mortgage Association #AB1149
06-01-40	5.000	745,586	785,356
Federal National Mortgage Association #AB1378
08-01-40	4.000	231,285	238,009
Federal National Mortgage Association #AB1381
08-01-40	5.000	2,302,236	2,425,268
Federal National Mortgage Association #AC0632
08-01-39	4.000	404,202	415,953
Federal National Mortgage Association #AC1889
08-01-39	4.000	1,563,455	1,608,909
Federal National Mortgage Association #AC1918
09-01-39	4.000	2,119,527	2,181,149
Federal National Mortgage Association #AC3700
11-01-24	4.500	369,593	389,047
Federal National Mortgage Association #AC4497
09-01-39	4.000	36,545	37,608
Federal National Mortgage Association #AC5053
10-01-39	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AC5439
11-01-39	4.000	979,083	1,007,548
Federal National Mortgage Association #AC6725
11-01-39	4.000	1,548,654	1,593,921
Federal National Mortgage Association #AC7686
12-01-24	4.000	105,375	110,155
Federal National Mortgage Association #AC9241
08-01-40	4.000	5,031,828	5,178,120
Federal National Mortgage Association #AD0891
03-01-25	5.000	1,216,786	1,291,001
Federal National Mortgage Association #AD1649
03-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AD2353
03-01-25	4.000	441,700	462,562
Federal National Mortgage Association #AD2364
03-01-25	4.500	311,266	327,503
Federal National Mortgage Association #AD2471
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AD2962
04-01-40	4.000	31,904	32,831
Federal National Mortgage Association #AD3353
05-01-25	5.000	538,873	571,740
Federal National Mortgage Association #AD3439
03-01-40	4.000	968,167	996,315
Federal National Mortgage Association #AD4756
04-01-40	5.000	137,795	145,145
Federal National Mortgage Association #AD5165
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AD6119
06-01-25	4.500	236,385	249,094
Federal National Mortgage Association #AD6149
08-01-40	4.000	125,402	129,048
Federal National Mortgage Association #AD6679
05-01-40	4.000	823,590	847,535

	Coupon	Principal
Issuer	rate	amount	Value(a)
Federal National Mortgage Association #AD7434
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AD8245
08-01-40	4.000	18,399,997	18,934,945
Federal National Mortgage Association #AD8396
08-01-40	4.000	17,031,481	17,526,642
Federal National Mortgage Association #AD8430
10-01-40	4.000	17,000,000	17,494,246
Federal National Mortgage Association #AD8529
08-01-40	4.500	45,190,560	47,111,646
Federal National Mortgage Association #AD8772
09-01-40	4.000	773,471	795,958
Federal National Mortgage Association #AD8821
06-01-25	5.000	172,785	183,631
Federal National Mortgage Association #AD9323
08-01-40	4.000	1,968,494	2,025,725
Federal National Mortgage Association #AD9451
08-01-40	4.000	5,596,215	5,758,915
Federal National Mortgage Association #AD9770
07-01-40	4.000	2,000,000	2,058,146
Federal National Mortgage Association #AD9896
08-01-40	4.000	31,727	32,649
Federal National Mortgage Association #AD9965
08-01-40	4.000	5,000,000	5,145,367
Federal National Mortgage Association #AD9986
09-01-40	4.000	561,839	578,174
Federal National Mortgage Association #AD9999
09-01-40	4.000	880,472	906,070
Federal National Mortgage Association #AE1082
08-01-40	4.000	968,089	996,235
Federal National Mortgage Association #AE1084
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AE1087
08-01-40	4.000	968,096	996,242
Federal National Mortgage Association #AE1341
08-01-40	4.000	744,432	766,075
Federal National Mortgage Association #AE1429
08-01-40	4.000	4,000,000	4,116,293
Federal National Mortgage Association #AE1483
08-01-40	4.000	2,497,951	2,570,575
Federal National Mortgage Association #AE1525
09-01-40	4.000	15,000,000	15,436,099
Federal National Mortgage Association #AE1601
10-01-25	4.000	2,373,741	2,485,858
Federal National Mortgage Association #AE1667
08-01-25	4.500	56,678	59,635
Federal National Mortgage Association #AE2238
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AE2348
08-01-40	4.000	968,273	996,424
Federal National Mortgage Association #AE2430
09-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AE2490
08-01-40	4.000	1,000,000	1,029,073
Federal National Mortgage Association #AE2578
08-01-40	4.000	255,568	262,998
Federal National Mortgage Association #AE2581
08-01-40	4.000	4,727,650	4,865,099
Federal National Mortgage Association #AE2614
09-01-40	4.000	2,000,000	2,058,147

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #AE3040
09-01-40	4.000	8,000,000		8,232,586
Federal National Mortgage Association #AE3116
08-01-40	4.000	26,529		27,300
Federal National Mortgage Association #AE3247
08-01-40	4.000	25,000,001		25,726,833
Federal National Mortgage Association #AE3571
10-01-40	4.000	536,303		551,895
Federal National Mortgage Association #AE4194
09-01-40	4.000	1,000,000		1,029,073
Federal National Mortgage Association #AE4484
09-01-40	4.000	403,786		415,525
Federal National Mortgage Association #MA0032
03-01-19	5.000	365,804		388,584
Federal National Mortgage Association #MA0043
04-01-24	4.000	362,812		379,268
Federal National Mortgage Association #MA0076
05-01-39	4.000	1,000,000		1,029,073
Federal National Mortgage Association #MA0113
05-01-19	5.000	22,253		23,654
Federal National Mortgage Association #MA0137
06-01-19	5.000	439,484		467,221
Federal National Mortgage Association #MA0208
09-01-19	5.000	731,329		778,015
Federal National Mortgage Association #MA0430
06-01-20	4.000	127,263		134,308
Federal National Mortgage Association
CMO I.O. Series 2010-2 Class SJ
10-25-39	1.000	34,020,467	(h)	5,370,658
Federal National Mortgage Association
CMO Series 2003-W8 Class 3F1
05-25-42	0.656	9,525,523	(g)	9,447,508
Federal National Mortgage Association
CMO Series 2010-38 Class JF
04-25-40	1.156	16,830,935	(g)	16,854,300
Federal National Mortgage Association
CMO Series 2010-54 Class DF
05-25-37	0.506	19,413,816	(g)	19,296,882
Federal National Mortgage Association
CMO Series 2010-54 Class TF
04-25-37	0.806	15,852,115	(g)	15,963,920
Government National Mortgage Association
11-01-39	5.500	24,000,000	(b)	25,762,512
11-01-39	6.000	18,000,000	(b)	19,496,250
10-01-40	5.000	6,000,000	(b)	6,388,128
10-01-40	6.500	5,000,000	(b)	5,496,875
11-01-40	4.000	38,000,000	(b)	39,163,750
Government National Mortgage Association #370634
06-15-40	4.500	498,702		525,647
Government National Mortgage Association #487703
03-15-39	4.500	1,059,795		1,117,056
Government National Mortgage Association #487706
03-15-39	4.500	119,922		126,402
Government National Mortgage Association #615883
08-15-33	4.500	334,169		354,940
Government National Mortgage Association #667425
11-15-39	4.500	131,120		138,205
Government National Mortgage Association #692648
06-15-39	4.500	2,208,025		2,327,325

	Coupon	Principal
Issuer	rate	amount	Value(a)
Government National Mortgage Association #696975
06-15-40	4.500	199,226	209,990
Government National Mortgage Association #697935
03-15-39	4.500	2,764,460	2,913,824
Government National Mortgage Association #698095
04-15-39	4.500	27,872,609	29,378,571
Government National Mortgage Association #698233
06-15-39	4.500	1,813,921	1,911,928
Government National Mortgage Association #698315
05-15-39	4.500	1,260,819	1,328,941
Government National Mortgage Association #698335
05-15-39	4.500	1,458,305	1,537,097
Government National Mortgage Association #698338
05-15-39	4.500	8,611,358	9,076,631
Government National Mortgage Association #698339
05-15-39	4.500	2,625,075	2,766,908
Government National Mortgage Association #698400
07-15-39	4.500	159,901	168,540
Government National Mortgage Association #699864
06-15-40	4.500	992,803	1,046,444
Government National Mortgage Association #701032
12-15-39	4.500	251,202	264,774
Government National Mortgage Association #701808
04-15-39	4.500	296,214	312,219
Government National Mortgage Association #701965
06-15-39	4.500	519,339	547,399
Government National Mortgage Association #702838
05-15-39	4.500	680,298	717,054
Government National Mortgage Association #704579
06-15-39	4.500	801,276	844,569
Government National Mortgage Association #704580
06-15-39	4.500	4,000,001	4,216,121
Government National Mortgage Association #704931
03-15-40	4.500	35,414	37,328
Government National Mortgage Association #704972
05-15-40	4.500	258,462	272,426
Government National Mortgage Association #704990
06-15-40	4.500	998,592	1,052,546
Government National Mortgage Association #705018
08-15-40	4.500	318,675	335,893
Government National Mortgage Association #706802
06-15-40	4.500	2,489,013	2,623,495
Government National Mortgage Association #706804
06-15-40	4.500	997,241	1,051,122
Government National Mortgage Association #708751
05-15-39	4.500	115,000	121,213
Government National Mortgage Association #708823
05-15-39	4.500	299,458	315,638
Government National Mortgage Association #711140
02-15-40	4.500	816,174	860,272
Government National Mortgage Association #712462
06-15-39	4.500	549,571	579,265
Government National Mortgage Association #713872
09-15-39	4.500	139,116	146,633
Government National Mortgage Association #714655
05-15-39	4.500	1,612,747	1,699,884
Government National Mortgage Association #716237
05-15-39	4.500	1,119,965	1,180,477
Government National Mortgage Association #716277
05-15-39	4.500	936,062	986,638

	Coupon	Principal
Issuer	rate	amount	Value(a)
Government National Mortgage Association #716812
04-15-39	4.500	639,004	673,530
Government National Mortgage Association #717066
05-15-39	4.500	345,535	364,204
Government National Mortgage Association #717071
05-15-39	4.500	685,846	722,903
Government National Mortgage Association #717081
05-15-39	4.500	485,224	511,441
Government National Mortgage Association #717167
06-15-39	4.500	3,022,999	3,186,332
Government National Mortgage Association #717173
06-15-39	4.500	326,365	343,999
Government National Mortgage Association #717202
05-15-39	4.500	892,181	940,385
Government National Mortgage Association #717791
06-15-39	4.500	99,999	105,402
Government National Mortgage Association #718019
11-15-39	4.500	839,822	885,198
Government National Mortgage Association #718023
11-15-39	4.500	192,236	202,623
Government National Mortgage Association #718117
01-15-40	4.500	147,393	155,357
Government National Mortgage Association #718205
04-15-40	4.500	628,386	662,338
Government National Mortgage Association #718206
04-15-40	4.500	2,803,096	2,954,547
Government National Mortgage Association #719129
11-15-39	4.500	200,000	210,806
Government National Mortgage Association #720057
06-15-39	4.500	7,999,998	8,432,239
Government National Mortgage Association #720091
06-15-39	4.500	1,193,258	1,257,730
Government National Mortgage Association #720092
06-15-39	4.500	2,088,858	2,201,720
Government National Mortgage Association #720111
06-15-39	4.500	20,684,000	21,801,560
Government National Mortgage Association #720156
07-15-39	4.500	5,283,385	5,568,847
Government National Mortgage Association #720160
07-15-39	4.500	1,659,924	1,749,610
Government National Mortgage Association #720162
07-15-39	4.500	411,530	433,765
Government National Mortgage Association #721261
08-15-40	4.500	33,500	35,310
Government National Mortgage Association #721750
08-15-40	4.500	733,926	773,580
Government National Mortgage Association #722512
01-15-40	4.500	296,763	312,797
Government National Mortgage Association #723234
10-15-39	4.500	3,958,246	4,172,110
Government National Mortgage Association #723288
09-15-39	4.500	193,031	203,461
Government National Mortgage Association #723362
10-15-39	4.500	429,057	453,591
Government National Mortgage Association #723430
11-15-39	4.500	365,478	385,225
Government National Mortgage Association #723455
11-15-39	4.500	104,915	110,583
Government National Mortgage Association #723537
12-15-39	4.500	401,115	422,787

	Coupon	Principal
Issuer	rate	amount		Value(a)
Government National Mortgage Association #723623
01-15-40	4.500	183,251		193,152
Government National Mortgage Association #723905
07-15-40	4.500	1,048,498		1,105,148
Government National Mortgage Association #724597
02-15-40	4.500	24,504		25,828
Government National Mortgage Association #725999
04-15-40	4.500	450,672		475,022
Government National Mortgage Association #726446
10-15-39	4.500	500,001		527,016
Government National Mortgage Association #726462
10-15-39	4.500	180,587		190,344
Government National Mortgage Association #726973
06-15-40	4.500	2,947,222		3,106,461
Government National Mortgage Association #727380
05-15-40	4.500	4,979,447		5,248,487
Government National Mortgage Association #729011
02-15-40	4.500	649,515		684,609
Government National Mortgage Association #730990
01-15-40	4.500	1,393,307		1,468,587
Government National Mortgage Association #733871
08-15-40	4.500	1,865,541		1,966,337
Government National Mortgage Association #735348
02-15-40	4.500	545,602		575,081
Government National Mortgage Association #736106
07-15-40	4.500	789,982		832,665
Government National Mortgage Association #736138
07-15-40	4.500	265,230		279,560
Government National Mortgage Association #736548
02-15-40	4.500	1,416,024		1,492,532
Government National Mortgage Association #736608
03-15-40	4.500	378,553		399,006
Government National Mortgage Association #736696
05-15-40	4.500	140,534		148,127
Government National Mortgage Association #739147
06-15-40	4.500	1,863,577		1,964,266
Government National Mortgage Association #740909
07-15-40	4.500	264,755		279,060
Government National Mortgage Association #741012
08-15-40	4.500	512,639		540,336
Government National Mortgage Association #741032
08-15-40	4.500	2,218,074		2,337,917
Government National Mortgage Association #745034
02-15-40	4.500	2,548,708		2,686,415
Government National Mortgage Association #745162
06-15-40	4.500	177,456		187,044
Government National Mortgage Association #745170
06-15-40	4.500	9,772,609		10,300,625
Government National Mortgage Association #745813
08-15-40	4.500	495,502		522,274
Government National Mortgage Association #782441
10-15-38	4.500	571,516		602,931
Government National Mortgage Association #782818
11-15-39	4.500	134,750		142,066
Government National Mortgage Association #782956
05-15-40	4.500	307,572		324,206
RiverView HECM Trust
CMO Series 2008-1 Class A1
09-26-41	1.006	13,762,271	(d,g)	13,555,836

Total				1,363,858,051

Total Bonds (Cost: $1,384,663,888)				$1,386,410,171

Short-Term Securities (0.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
U.S. Government Agencies
U.S. Treasury Bills
10-21-10	0.130%	$960,000	(k)	$959,926

Total U.S. Government Agencies (Cost: $959,931)				$959,926

Repurchase Agreements (5.4%)

	Effective	Principal
Issuer	yield	amount		Value(a)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $30,500,203 (collateralized by: U.S. Treasury Inflation-Indexed Bond total market value $30,500,000) 10-01-10	0.240%	$30,500,000		$30,500,000
J.P. Morgan Securities LLC dated 09-28-10, matures 10-08-10, repurchase price $23,801,256 (collateralized by: U.S. Treasury Bond total market value $23,800,000) 10-08-10	0.190	23,800,000	(j)	23,800,000

Total Repurchase Agreements
(Cost: $54,300,000)				$54,300,000

Money Market Fund (—%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	1,080	(e)	$1,080

Total Money Market Fund (Cost: $1,080)			$1,080

Investments of Cash Collateral Received for Securities on Loan (5.1%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.3%)
Antalis US Funding Corp.
10-07-10	0.310%	$4,998,751	$4,998,751
Grampian Funding LLC
10-05-10	0.290	4,998,873	4,998,873
10-08-10	0.290	2,999,299	2,999,299

Total			12,996,923

Certificates of Deposit (1.8%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	1,998,943	1,998,943
DZ Bank AG
11-16-10	0.360	2,000,000	2,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
10-13-10	0.310	5,000,000	5,000,000
Pohjola Bank PLC
12-16-10	0.445	2,996,629	2,996,629

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	5,000,000	5,000,000

Total			17,995,572

Commercial Paper (0.5%)
Suncorp Metway Ltd.
10-06-10	0.300	4,998,792	4,998,792

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (1.5%)(i)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $13,230,795	0.220%	$13,320,713	$13,320,713
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			15,320,713

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $51,312,000)			$51,312,000

Total Investments in Securities
(Cost: $1,491,236,899)(l)			$1,492,983,177

Notes to Portfolio of Investments

CMO — Collateralized Mortgage Obligation

I.O. — Interest Only

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $452,101,906.

(c)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2010:

	Principal	Settlement	Proceeds
Security	amount	date	receivable	Value
Federal National Mortgage Association
10-01-25 4.500%	$1,000,000	10-18-10	$1,053,164	$1,051,562
10-01-25 5.000	1,000,000	10-18-10	1,059,922	1,060,391
10-01-40 4.000	73,000,000	10-13-10	74,610,663	75,030,276
11-01-40 4.000	99,000,000	11-10-10	101,134,688	101,134,688
Government National Mortgage Association
11-01-39 4.500	93,000,000	11-18-10	97,780,781	97,620,984
10-01-40 4.500	26,000,000	10-20-10	27,344,868	27,348,750

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $31,582,456 or 3.16% of net assets.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(h)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2010.

(i)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$6,981,241
Freddie Mac Gold Pool	6,605,887

Total market value of collateral securities	$13,587,128

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(j)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Sept. 30, 2010 was $23,800,000, representing 2.38% of net assets. Information concerning such security holdings at Sept. 30, 2010 was as follows:

	Acquisition
Security	dates	Cost
J.P. Morgan Securities LLC
0.190% 2010	09-28-10	$23,800,000

(k)	At Sept. 30, 2010, security was partially or fully on loan.

(l)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,491,237,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,050,000
Unrealized depreciation	(3,304,000)

Net unrealized appreciation	$1,746,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$4,525,500	$—	$—	$4,525,500
Commercial Mortgage-Backed Securities	—	18,026,620	—	18,026,620
Residential Mortgage-Backed Securities	—	1,350,302,215	13,555,836	1,363,858,051

Total Bonds	4,525,500	1,368,328,835	13,555,836	1,386,410,171

Short-Term Securities
U.S. Government Agencies	959,926	—	—	959,926

Total Short-Term Securities	959,926	—	—	959,926

Other
Repurchase Agreements	—	54,300,000	—	54,300,000
Affiliated Money Market Fund(c)	1,080	—	—	1,080
Investments of Cash Collateral Received for Securities on Loan	—	51,312,000	—	51,312,000

Total Other	1,080	105,612,000	—	105,613,080

Total	$5,486,506	$1,473,940,835	$13,555,836	$1,492,983,177

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities

Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	13,555,836
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$13,555,836

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
VP — Pyramis International Equity Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (95.1%)(c)

Issuer	Shares		Value(a)
Australia (7.6%)
AMP Ltd.	350,900		$1,733,031
Australia & New Zealand Banking Group Ltd.	416,800		9,539,187
BHP Billiton Ltd.	199,500		7,502,501
Commonwealth Bank of Australia	185,800		9,188,890
CSL Ltd.	90,800		2,900,409
David Jones Ltd.	262,153		1,261,787
Foster’s Group Ltd.	829,900		4,916,864
Harvey Norman Holdings Ltd.	344,300		1,254,528
Macquarie Group Ltd.	83,700		2,934,100
Metcash Ltd.	628,100		2,652,847
Newcrest Mining Ltd.	208,526		7,995,108
Origin Energy Ltd.	201,700		3,089,848
Ramsay Health Care Ltd.	157,370		2,339,269
Rio Tinto Ltd.	93,400		6,930,113
Suncorp-Metway Ltd.	152,500		1,326,521
Wesfarmers Ltd.	59,100		1,878,682
Westfield Group	403,800		4,784,744

Total			72,228,429

Austria (0.4%)
Erste Group Bank AG	55,920		2,239,044
Verbund AG	38,010	(f)	1,362,841

Total			3,601,885

Belgium (2.3%)
Ageas	1,022,900		2,928,492
Anheuser-Busch InBev NV	155,400		9,141,625
KBC Groep NV	38,800	(b)	1,740,545
Solvay SA	20,900		2,229,576
Umicore	133,000		5,749,624

Total			21,789,862

British Virgin Islands (0.2%)
Playtech Ltd.	317,300		2,163,121

Denmark (2.0%)
Carlsberg A/S, Series B	30,475		3,177,906
Novo Nordisk A/S, Series B	118,750		11,785,711
Vestas Wind Systems A/S	60,200	(b,f)	2,268,747
William Demant Holding A/S	23,875	(b,f)	1,761,983

Total			18,994,347

Finland (0.5%)
Fortum OYJ	197,600	(f)	5,169,559

France (8.9%)
Accor SA	75,400		2,753,307
Air Liquide SA	41,306		5,039,405

Issuer	Shares		Value(a)
Alstom SA	34,200		1,744,703
AXA SA	336,300		5,879,980
BNP Paribas	135,200		9,615,882
Carrefour SA	40,000		2,149,380
Christian Dior SA	14,200		1,856,128
Cie Generale de Geophysique-Veritas	76,250	(b,f)	1,673,622
Cie Generale d’Optique Essilor International SA	56,100		3,860,005
Danone	78,300		4,683,500
Edenred	77,700	(b,f)	1,539,140
Gemalto NV	46,300	(f)	1,900,252
Iliad SA	24,600	(f)	2,563,248
LVMH Moet Hennessy Louis Vuitton SA	37,920		5,562,528
Natixis	248,500	(b)	1,422,877
PPR	40,800		6,605,191
Renault SA	30,700	(b)	1,579,754
Safran SA	98,200		2,760,525
Sanofi-Aventis SA	101,600		6,769,741
Schneider Electric SA	50,300		6,378,069
Societe Generale	125,000		7,199,931
Technip SA	17,600		1,415,411

Total			84,952,579

Germany (7.9%)
BASF SE	82,400		5,196,100
BMW AG	70,300		4,930,011
Deutsche Boerse AG	56,500		3,770,061
Deutsche Lufthansa AG	150,200	(b)	2,761,293
Deutsche Post AG	233,400		4,233,576
Deutsche Telekom AG	337,100		4,611,771
Fresenius Medical Care AG & Co. KGaA	45,000		2,779,395
GEA Group AG	101,600		2,539,605
HeidelbergCement AG	50,000		2,409,634
Lanxess AG	51,500		2,821,739
Linde AG	61,600		8,018,344
MAN SE	14,200		1,547,935
Metro AG	81,700		5,318,474
Muenchener Rueckversicherungs AG	29,300		4,058,382
SAP AG	146,800		7,261,809
Siemens AG	111,400		11,759,423
Wacker Chemie AG	8,400		1,549,991

Total			75,567,543

Greece (0.2%)
EFG Eurobank Ergasias SA	171,720	(b)	1,034,748
National Bank of Greece SA	85,020	(b)	831,059

Total			1,865,807

Guernsey (0.2%)
Resolution Ltd.	415,100		1,597,496

Hong Kong (3.1%)
BOC Hong Kong Holdings Ltd.	1,106,000		3,506,721
Cathay Pacific Airways Ltd.	725,000	(f)	1,966,985
China Overseas Land & Investment Ltd.	1,272,000	(f)	2,691,977
CLP Holdings Ltd.	315,000		2,515,144
Hang Lung Properties Ltd.	668,000	(f)	3,263,072
Hang Seng Bank Ltd.	206,000	(f)	3,029,451
Henderson Land Development Co., Ltd.	191,000	(f)	1,360,118
Li & Fung Ltd.	362,000		2,036,591

Issuer	Shares		Value(a)
Orient Overseas International Ltd.	267,000		2,130,164
PCCW Ltd.	1,500,000		543,261
Swire Pacific Ltd., Series A	218,000	(f)	3,003,622
Wharf Holdings Ltd.	562,000	(f)	3,614,497

Total			29,661,603

Ireland (1.7%)
Experian PLC	183,800		2,000,782
James Hardie Industries SE, CDI	725,000	(b)	3,923,990
Shire PLC	306,500		6,903,999
United Business Media Ltd.	130,500		1,290,409
WPP PLC	157,500		1,742,941

Total			15,862,121

Israel (0.7%)
Mizrahi Tefahot Bank Ltd.	192,200		1,781,793
Teva Pharmaceutical Industries Ltd.	83,200		4,441,353

Total			6,223,146

Italy (3.7%)
ENI SpA	623,500	(f)	13,455,783
Intesa Sanpaolo SpA	2,151,000		6,986,584
Mediaset SpA	485,200		3,439,662
Mediobanca SpA	192,900	(b)	1,793,528
Saipem SpA	172,500		6,909,275
Unione di Banche Italiane SCPA	251,400	(f)	2,436,837

Total			35,021,669

Japan (20.2%)
ABC-Mart, Inc.	37,000	(f)	1,139,212
Air Water, Inc.	106,000		1,259,758
Aisin Seiki Co., Ltd.	31,600		985,820
Astellas Pharma, Inc.	88,000	(f)	3,178,627
Bridgestone Corp.	195,000		3,553,312
Canon, Inc.	116,100	(f)	5,417,630
Dainippon Sumitomo Pharma Co., Ltd.	119,000	(f)	996,538
Denso Corp.	77,700	(f)	2,303,912
East Japan Railway Co.	43,400		2,620,534
Fanuc Ltd.	22,600		2,878,136
Fuji Heavy Industries Ltd.	397,000	(f)	2,530,298
Fuji Media Holdings, Inc.	409		520,866
FUJIFILM Holdings Corp.	70,200	(f)	2,325,422
Fujitsu Ltd.	532,000	(f)	3,734,898
Honda Motor Co., Ltd.	221,000	(f)	7,845,010
ITOCHU Corp.	329,000		3,011,333
Japan Tobacco, Inc.	767	(f)	2,553,604
JSR Corp.	122,000	(f)	2,076,938
Kamigumi Co., Ltd.	149,000		1,106,745
Kao Corp.	81,000	(f)	1,973,811
Kobayashi Pharmaceutical Co., Ltd.	9,700	(f)	430,556
Komatsu Ltd.	155,000	(f)	3,598,778
Kubota Corp.	217,000	(f)	1,986,199
Kyocera Corp.	23,200	(f)	2,192,980
Lawson, Inc.	27,200		1,246,436
Makita Corp.	69,000	(f)	2,188,127
Marui Group Co., Ltd.	130,700	(f)	978,645
Mitsubishi Corp.	179,000		4,248,221
Mitsubishi Estate Co., Ltd.	140,000		2,277,705
Mitsubishi Materials Corp.	455,000	(b)	1,308,254

Issuer	Shares		Value(a)
Mitsubishi Tanabe Pharma Corp.	119,000	(f)	1,938,900
Mitsubishi UFJ Financial Group, Inc.	1,697,000		7,908,626
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,000	(f)	1,090,032
Mitsui & Co., Ltd.	239,000		3,556,224
Mitsui Chemicals, Inc.	742,000	(f)	2,000,120
Mitsui OSK Lines Ltd.	289,000	(f)	1,817,719
Mizuho Financial Group, Inc.	2,033,800		2,972,608
MS&AD Insurance Group Holdings, Inc.	100,000	(f)	2,296,633
Murata Manufacturing Co., Ltd.	22,100	(f)	1,164,969
NHK Spring Co., Ltd.	102,000	(f)	844,399
Nidec Corp.	21,800	(f)	1,937,894
Nintendo Co., Ltd.	8,900	(f)	2,224,200
Nitori Holdings Co., Ltd.	20,000	(f)	1,672,457
NKSJ Holdings, Inc.	333,000	(b,f)	2,090,476
Nomura Holdings, Inc.	471,000	(f)	2,279,669
NTN Corp.	356,000	(f)	1,535,402
NTT DoCoMo, Inc.	2,162	(f)	3,600,311
Obayashi Corp.	282,000	(f)	1,121,649
ORIX Corp.	42,200	(f)	3,225,542
Otsuka Corp.	10,000	(f)	663,712
Panasonic Corp.	217,000		2,940,302
Promise Co., Ltd.	196,900	(f)	1,476,691
Rakuten, Inc.	2,989	(f)	2,187,947
Ricoh Co., Ltd.	212,000	(f)	2,989,385
Rohm Co., Ltd.	14,600	(f)	900,803
Rohto Pharmaceutical Co., Ltd.	75,000		934,467
Sega Sammy Holdings, Inc.	80,000	(f)	1,222,954
Sekisui House Ltd.	137,000		1,230,981
Seven & I Holdings Co., Ltd.	100,000		2,343,357
Shin-Etsu Chemical Co., Ltd.	57,600	(f)	2,805,127
Softbank Corp.	206,900	(f)	6,769,425
Sony Financial Holdings, Inc.	421		1,371,894
Sumitomo Chemical Co., Ltd.	399,000	(f)	1,749,539
Sumitomo Corp.	315,000	(f)	4,060,621
Sumitomo Metal Industries Ltd.	702,000		1,774,554
Sumitomo Mitsui Financial Group, Inc.	191,300	(f)	5,573,758
Sumitomo Rubber Industries Ltd.	105,000		1,025,219
T&D Holdings, Inc.	79,000		1,646,819
Taisho Pharmaceutical Co., Ltd.	40,000	(f)	809,393
Terumo Corp.	44,400		2,356,439
The Sumitomo Trust & Banking Co., Ltd.	339,000		1,697,640
The Tokyo Electric Power Co., Inc.	179,200	(f)	4,371,046
Tokyo Electron Ltd.	47,600	(f)	2,386,558
Tokyo Gas Co., Ltd.	725,000		3,291,901
Toshiba Corp.	702,000		3,397,724
Toyo Seikan Kaisha Ltd.	61,000	(f)	1,099,125
Toyota Motor Corp.	252,000		9,051,108
Ube Industries Ltd.	485,000		1,074,937
West Japan Railway Co.	271		972,055

Total			191,921,616

Luxembourg (0.2%)
SES SA, FDR	68,068		1,636,478

Netherlands (4.3%)
Aegon NV	315,100	(b)	1,887,986
ASML Holding NV	102,400		3,058,679
ING Groep NV-CVA	439,900	(b)	4,563,839
Koninklijke Ahold NV	136,300		1,837,367

Issuer	Shares		Value(a)
Koninklijke Philips Electronics NV	281,800		8,857,226
Randstad Holding NV	26,200	(b)	1,190,318
Royal Dutch Shell PLC, Series A	411,400		12,381,717
Royal Dutch Shell PLC, Series B	252,700		7,371,201

Total			41,148,333

Norway (0.9%)
Aker Solutions ASA	60,300		874,590
DnB NOR ASA	304,100		4,141,621
Storebrand ASA	40,000	(b)	244,926
Telenor ASA	234,300		3,671,339

Total			8,932,476

Papua New Guinea (0.2%)
Oil Search Ltd.	306,600		1,822,423

Singapore (1.0%)
Ascendas Real Estate Investment Trust	1,898,000	(f)	3,161,409
Keppel Corp., Ltd.	582,000		3,975,023
Oversea-Chinese Banking Corp., Ltd.	333,000		2,241,444

Total			9,377,876

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria SA	493,200		6,659,922
Banco Santander SA	302,200		3,838,505
Inditex SA	29,100		2,311,690
Indra Sistemas SA	102,700		1,958,753
Repsol YPF SA	128,800		3,317,832
Telefonica SA	137,500		3,405,099

Total			21,491,801

Sweden (2.1%)
Elekta AB, Series B	96,100	(f)	3,480,695
Hennes & Mauritz AB, Series B	118,500		4,293,771
Modern Times Group AB, Series B	48,200	(f)	3,595,306
Swedbank AB, Series A	417,800	(b)	5,795,628
Telefonaktiebolaget LM Ericsson, Series B	271,600		2,983,419

Total			20,148,819

Switzerland (8.5%)
Adecco SA	51,230	(f)	2,678,062
Baloise Holding AG	35,475		3,199,720
Cie Financiere Richemont SA, Series A	85,586		4,122,034
Kuehne & Nagel International AG	40,910		4,914,364
Logitech International SA	63,960	(b,f)	1,114,726
Lonza Group AG	34,800		2,974,102
Nestlé SA	408,285		21,758,851
Novartis AG	174,670		10,020,009
Sonova Holding AG	17,865		2,182,429
Swisscom AG	16,885		6,812,099
UBS AG	562,155	(b)	9,545,705
Xstrata PLC	393,700		7,532,407
Zurich Financial Services AG	18,225		4,272,848

Total			81,127,356

United Kingdom (16.0%)
Anglo American PLC	143,100	(b)	5,676,859
Associated British Foods PLC	251,200		4,139,198

Issuer	Shares		Value(a)
Aviva PLC	593,000		3,715,693
Barclays PLC	1,724,100		8,113,820
BG Group PLC	535,200		9,403,146
BHP Billiton PLC	132,100		4,201,931
BP PLC	1,532,700		10,299,567
British Airways PLC	257,900	(b,f)	983,606
British Land Co. PLC	340,800		2,489,279
Burberry Group PLC	122,700		2,004,467
Centrica PLC	1,296,800		6,589,741
HSBC Holdings PLC	1,586,184		16,070,685
IG Group Holdings PLC	156,400		1,221,487
International Power PLC	1,091,300		6,651,153
ITV PLC	2,294,400	(b)	2,149,812
Johnson Matthey PLC	110,300		3,052,829
Kazakhmys PLC	62,000		1,414,098
Kingfisher PLC	647,600		2,382,401
Lloyds Banking Group PLC	7,457,000	(b)	8,682,017
Pearson PLC	136,700		2,116,149
Prudential PLC	59,800		597,889
QinetiQ Group PLC	389,600		659,719
Reckitt Benckiser Group PLC	146,500		8,056,582
Rexam PLC	377,100		1,818,512
Rio Tinto PLC	33,200		1,940,523
SABMiller PLC	142,100		4,543,455
TalkTalk Telecom Group PLC	1,498,400	(b)	3,452,860
Tesco PLC	1,402,400		9,340,256
The Capita Group PLC	122,700		1,514,915
Tullow Oil PLC	184,900		3,700,219
Vodafone Group PLC	5,573,000		13,752,648
Wolseley PLC	61,700	(b)	1,549,725

Total			152,285,241

Total Common Stocks (Cost: $796,766,839)			$904,591,586

Preferred Stocks (0.4%)(c)

Issuer	Shares	Value(a)
Germany
Volkswagen AG	29,500	$3,560,443

Total Preferred Stocks (Cost: $3,258,391)		$3,560,443

Money Market Fund (4.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	39,168,985	(d)	$39,168,985

Total Money Market Fund (Cost: $39,168,985)			$39,168,985

Investments of Cash Collateral Received for Securities on Loan (12.1%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.7%)
Antalis US Funding Corp.
10-07-10	0.310%	$2,999,251	$2,999,251
Argento Variable Funding Company LLC
10-12-10	0.300	2,999,200	2,999,200
10-25-10	0.300	999,783	999,783

Total			6,998,234

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Certificates of Deposit (1.5%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	3,997,886	3,997,886
DZ Bank AG
11-16-10	0.360	3,000,000	3,000,000
La Banque Postale
11-16-10	0.345	1,998,832	1,998,832
Skandinaviska Enskilda Banken AB
10-21-10	0.295	2,999,263	2,999,263
United Overseas Bank Ltd.
11-18-10	0.300	2,000,000	2,000,000

Total			13,995,981

Commercial Paper (0.2%)
Suncorp Metway Ltd.
10-06-10	0.300	1,999,517	1,999,517

Other Short-Term Obligations (0.2%)
The Goldman Sachs Group, Inc.
12-22-10	0.500	1,500,000	1,500,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (9.5%)(e)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $6,738,771	0.220%	$6,738,729	$6,738,729
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $55,000,581	0.380	55,000,000	55,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,058	0.210	10,000,000	10,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $17,000,189	0.400	17,000,000	17,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $2,000,028	0.500	2,000,000	2,000,000

Total			90,738,729

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $115,232,461)			$115,232,461

Total Investments in Securities
(Cost: $954,426,676)(g)			$1,062,553,475

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Sept. 30, 2010:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	0.4%	$3,420,244
Air Freight & Logistics	0.4	4,233,576
Airlines	0.6	5,711,884
Auto Components	0.9	8,712,662
Automobiles	3.1	29,496,624
Beverages	2.3	21,779,850
Biotechnology	0.3	2,900,409
Capital Markets	1.7	16,553,002
Chemicals	4.8	44,624,027
Commercial Banks	14.2	134,249,823
Commercial Services & Supplies	0.2	1,539,140
Communications Equipment	0.3	2,983,419
Computers & Peripherals	1.1	10,147,600
Construction & Engineering	0.1	1,121,649
Construction Materials	0.7	6,333,624
Consumer Finance	0.5	4,702,233
Containers & Packaging	0.3	2,917,637
Distributors	0.2	2,036,591
Diversified Financial Services	1.1	10,645,419
Diversified Telecommunication Services	2.6	25,059,677
Electric Utilities	1.4	13,418,590
Electrical Equipment	1.3	12,329,413
Electronic Equipment, Instruments & Components	0.6	5,683,371
Energy Equipment & Services	1.1	10,872,898
Food & Staples Retailing	2.8	26,766,799
Food Products	3.2	30,581,549
Gas Utilities	0.3	3,291,901
Health Care Equipment & Supplies	1.4	13,641,551
Health Care Providers & Services	0.5	5,118,664
Hotels, Restaurants & Leisure	0.3	2,753,307
Household Durables	0.4	4,171,283
Household Products	0.8	8,056,582
Independent Power Producers & Energy Traders	0.7	6,651,153
Industrial Conglomerates	2.6	24,591,672
Insurance	4.1	38,848,786
Internet & Catalog Retail	0.2	2,187,947
IT Services	0.3	2,622,465
Leisure Equipment & Products	0.1	1,222,954
Life Sciences Tools & Services	0.3	2,974,102
Machinery	1.7	16,274,182
Marine	0.9	8,862,247
Media	1.7	16,491,623
Metals & Mining	5.0	46,276,348
Multiline Retail	1.1	10,100,151
Multi-Utilities	0.7	6,589,741
Office Electronics	0.9	8,407,015
Oil, Gas & Consumable Fuels	6.9	64,841,736
Personal Products	0.3	2,404,367
Pharmaceuticals	5.1	47,778,738
Professional Services	0.8	7,384,077
Real Estate Investment Trusts (REITs)	1.1	10,435,432
Real Estate Management & Development	1.7	16,210,991
Road & Rail	0.4	3,592,589
Semiconductors & Semiconductor Equipment	0.7	6,346,040
Software	1.2	11,649,130
Specialty Retail	1.2	11,799,531
Textiles, Apparel & Luxury Goods	1.4	13,545,157
Tobacco	0.3	2,553,604
Trading Companies & Distributors	1.7	16,426,124
Transportation Infrastructure	0.1	1,106,745
Wireless Telecommunication Services	2.5	24,122,384
Other(1)	16.2	154,401,446

Total		$1,062,553,475

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
At Sept. 30, 2010, $2,400,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Sept. 30, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

E-Mini MSCI EAFE Index	300	$23,349,000	Dec. 2010	$905,265
Forward Foreign Currency Contracts Open at Sept. 30, 2010

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

Citigroup Global Markets Inc.	Oct. 1, 2010	105,654	101,681	$—	$(434)
		(AUD)	(USD)

Bank of America	Oct. 1, 2010	138,415	187,829	—	(872)
		(EUR)	(USD)

UBS Securities	Oct. 1, 2010	79,216	125,154	722	—
		(GBP)	(USD)

Citigroup Global Markets Inc.	Oct. 1, 2010	793,012	824,003	3,387	—
		(USD)	(AUD)

UBS Securities	Oct. 1, 2010	1,354,912	857,588	—	(7,812)
		(USD)	(GBP)

J.P. Morgan Securities, Inc.	Oct. 1, 2010	64,650	378,638	—	(230)
		(USD)	(NOK)

Citigroup	Oct. 1, 2010	469,847	620,407	2,016	—
		(USD)	(SGD)

Morgan Stanley	Oct. 4, 2010	124,949	170,376	32	—
		(EUR)	(USD)

Goldman, Sachs & Co.	Oct. 4, 2010	956,923	1,510,704	7,569	—
		(GBP)	(USD)

Citigroup Global Markets Inc.	Oct. 4, 2010	6,006,820	71,776	—	(188)
		(JPY)	(USD)

Goldman, Sachs & Co.	Oct. 4, 2010	603,614	382,347	—	(3,024)
		(USD)	(GBP)

Deutsche Bank	Oct. 4, 2010	55,258	428,670	—	(8)
		(USD)	(HKD)

Citigroup Global Markets Inc.	Oct. 4, 2010	720,479	60,296,136	1,890	—
		(USD)	(JPY)

CS First Boston NZ	Oct. 4, 2010	109,792	640,887	—	(755)
		(USD)	(NOK)

Goldman, Sachs & Co.	Oct. 4, 2010	182,473	240,335	319	—
		(USD)	(SGD)

Morgan Stanley	Oct. 5, 2010	1,457,957	1,415,837	6,891	—
		(AUD)	(USD)

Brown Brothers Harriman & Co.	Oct. 5, 2010	524,345	713,534	—	(1,306)
		(EUR)	(USD)

Citigroup	Oct. 5, 2010	922,010	1,445,075	—	(3,218)
		(GBP)	(USD)

Brown Brothers Harriman & Co.	Oct. 5, 2010	1,126,416	13,507	12	—
		(JYP)	(USD)

Citigroup	Oct. 5, 2010	1,098,062	700,603	2,445	—
		(USD)	(GBP)

HSBC Securities (USA), Inc.	Oct. 5, 2010	45,257	351,304	22	—
		(USD)	(HKD)

Goldman, Sachs & Co.	Oct. 5, 2010	85,794	504,536	45	—
		(USD)	(NOK)

Morgan Stanley	Oct. 6, 2010	46,496	45,179	241	—
		(AUD)	(USD)

Total				$25,591	$(17,847)

Notes to Portfolio of Investments
AUD — Australian Dollar

CAD — Canadian Dollar

CDI — CHESS Depositary Interest

EUR — European Monetary Unit

FDR — Fiduciary Depositary Receipt

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SGD — Singapore Dollar

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$3,531,695
Freddie Mac Gold Pool	3,341,809

Total market value of collateral securities	$6,873,504

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$109,088
Fannie Mae Interest Strip	268,776
Fannie Mae Pool	7,875,946
Fannie Mae Principal Strip	296,523
Fannie Mae REMICS	10,188,777
Fannie Mae Whole Loan	253,602
FHLMC Multifamily Structured Pass Through Certificates	91,053
FHLMC Structured Pass Through Securities	494,112
Freddie Mac Non Gold Pool	3,624,954
Freddie Mac Reference REMIC	45,287
Freddie Mac REMICS	2,515,624
Freddie Mac Strips	449,657
Ginnie Mae I Pool	1,410,173
Ginnie Mae II Pool	5,408,408
Government National Mortgage Association	5,711,855
United States Treasury Inflation Indexed Bonds	394,254
United States Treasury Note/Bond	14,505,512
United States Treasury Strip Coupon	1,974,618
United States Treasury Strip Principal	391,570
Cash Collateral In Lieu Of Securities	88,442

Total market value of collateral securities	$56,098,231

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$56,388
Fannie Mae REMICS	3,497,124
Freddie Mac Reference REMIC	112,673
Freddie Mac REMICS	4,980,463
Government National Mortgage Association	1,553,352

Total market value of collateral securities	$10,200,000

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$15,726,687
Freddie Mac Gold Pool	842,652
Freddie Mac Non Gold Pool	770,661

Total market value of collateral securities	$17,340,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$821,787
Fannie Mae REMICS	77,841
Fannie Mae Whole Loan	2,161
Federal National Mortgage Association	115,037
Freddie Mac Gold Pool	235,110
Freddie Mac Non Gold Pool	44,601
Freddie Mac REMICS	193,361
Ginnie Mae I Pool	161,446
Ginnie Mae II Pool	83,354
Government National Mortgage Association	18,408
United States Treasury Inflation Indexed Bonds	29
United States Treasury Note/Bond	248,518
United States Treasury Strip Coupon	1,658
United States Treasury Strip Principal	36,689

Total market value of collateral securities	$2,040,000

(f)	At Sept. 30, 2010, security was partially or fully on loan.

(g)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $954,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$116,666,000
Unrealized depreciation	(8,540,000)

Net unrealized appreciation	$108,126,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$904,591,586	$—	$—	$904,591,586
Preferred Stocks	3,560,443	—	—	3,560,443

Total Equity Securities	908,152,029	—	—	908,152,029

Other
Affiliated Money Market Fund(c)	39,168,985	—	—	39,168,985
Investments of Cash Collateral Received for Securities on Loan	—	115,232,461	—	115,232,461

Total Other	39,168,985	115,232,461	—	154,401,446

Investments in Securities	947,321,014	115,232,461	—	1,062,553,475
Derivatives(d)
Assets
Futures Contracts	905,265	—	—	905,265
Forward Foreign Currency Contracts	—	25,591	—	25,591
Liabilities
Forward Foreign Currency Contracts	—	(17,847)	—	(17,847)

Total	$948,226,279	$115,240,205	$—	$1,063,466,484

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
VP — UBS Large Cap Growth Fund
(Effective Nov. 17, 2010, the name of the Fund is VP — Nuveen Winslow Large Cap Growth Fund.)
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (97.7%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.3%)
United Technologies Corp.	356,200		$25,372,126

Air Freight & Logistics (1.1%)
CH Robinson Worldwide, Inc.	165,600	(e)	11,578,752

Capital Markets (2.4%)
BlackRock, Inc.	64,300	(e)	10,947,075
The Goldman Sachs Group, Inc.	101,900		14,732,702

Total			25,679,777

Chemicals (5.5%)
Praxair, Inc.	226,400	(e)	20,434,864
The Mosaic Co.	296,600	(e)	17,428,216
The Sherwin-Williams Co.	284,300	(e)	21,362,302

Total			59,225,382

Communications Equipment (8.1%)
Cisco Systems, Inc.	1,730,200	(b)	37,891,380
Juniper Networks, Inc.	504,400	(b,e)	15,308,540
QUALCOMM, Inc.	748,800		33,785,856

Total			86,985,776

Computers & Peripherals (11.3%)
Apple, Inc.	271,300	(b)	76,981,375
EMC Corp.	1,508,300	(b,e)	30,633,573
NetApp, Inc.	306,400	(b)	15,255,656

Total			122,870,604

Diversified Consumer Services (0.5%)
Apollo Group, Inc., Class A	111,300	(b)	5,715,255

Diversified Financial Services (2.7%)
CME Group, Inc.	51,600		13,439,220
IntercontinentalExchange, Inc.	154,800	(b)	16,210,656

Total			29,649,876

Electrical Equipment (1.2%)
Roper Industries, Inc.	201,900	(e)	13,159,842

Energy Equipment & Services (0.9%)
Schlumberger Ltd.	149,300		9,198,373

Food Products (4.0%)
General Mills, Inc.	494,300		18,061,722
Kellogg Co.	504,200	(e)	25,467,142

Total			43,528,864

Issuer	Shares		Value(a)
Health Care Equipment & Supplies (1.9%)
Covidien PLC	508,600	(c)	20,440,634

Health Care Providers & Services (2.9%)
Express Scripts, Inc.	265,500	(b)	12,929,850
Medco Health Solutions, Inc.	359,300	(b)	18,705,158

Total			31,635,008

Hotels, Restaurants & Leisure (6.0%)
International Game Technology	938,000	(e)	13,554,100
Las Vegas Sands Corp.	356,900	(b,e)	12,437,965
McDonald’s Corp.	522,500	(e)	38,931,475

Total			64,923,540

Household Products (0.6%)
Colgate-Palmolive Co.	89,800		6,902,028

Internet & Catalog Retail (7.7%)
Amazon.com, Inc.	353,500	(b)	55,520,710
priceline.com, Inc.	78,500	(b,e)	27,344,690

Total			82,865,400

Internet Software & Services (5.6%)
Baidu, Inc., ADR	135,000	(b,c)	13,853,700
Google, Inc., Class A	88,200	(b)	46,374,678

Total			60,228,378

IT Services (5.7%)
Mastercard, Inc., Class A	127,300	(e)	28,515,200
Teradata Corp.	391,300	(b)	15,088,528
Visa, Inc., Class A	240,300	(e)	17,844,678

Total			61,448,406

Life Sciences Tools & Services (1.2%)
Life Technologies Corp.	276,200	(b)	12,895,778

Machinery (4.0%)
Danaher Corp.	328,500		13,340,385
Illinois Tool Works, Inc.	408,900	(e)	19,226,478
Parker Hannifin Corp.	151,800		10,635,108

Total			43,201,971

Media (2.4%)
Discovery Communications, Inc., Class A	409,200	(b,e)	17,820,660
Focus Media Holding Ltd., ADR	338,100	(b,c)	8,215,830

Total			26,036,490

Oil, Gas & Consumable Fuels (5.3%)
Anadarko Petroleum Corp.	245,300		13,994,365
Apache Corp.	108,800		10,636,288
Concho Resources, Inc.	210,900	(b,e)	13,955,253
Occidental Petroleum Corp.	182,300		14,274,090
Southwestern Energy Co.	144,500	(b)	4,832,080

Total			57,692,076

Pharmaceuticals (3.6%)
Allergan, Inc.	579,100		38,527,523

Issuer	Shares		Value(a)
Professional Services (0.9%)
Verisk Analytics, Inc., Class A	327,900	(b)	9,184,479

Road & Rail (1.3%)
Union Pacific Corp.	170,700		13,963,260

Software (3.4%)
Oracle Corp.	808,600		21,710,910
Red Hat, Inc.	375,300	(b)	15,387,300

Total			37,098,210

Textiles, Apparel & Luxury Goods (1.3%)
NIKE, Inc., Class B	170,600	(e)	13,671,884

Wireless Telecommunication Services (3.9%)
American Tower Corp., Class A	209,400	(b)	10,733,844
Crown Castle International Corp.	700,000	(b,e)	30,905,000

Total			41,638,844

Total Common Stocks (Cost: $980,589,697)			$1,055,318,536

Exchange-Traded Funds (1.6%)

	Shares		Value(a)
iShares Russell 1000 Growth Index Fund	343,000	(e)	$17,619,910

Total Exchange-Traded Funds (Cost: $16,529,133)			$17,619,910

Money Market Fund (0.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	4,304,989	(d)	$4,304,989

Total Money Market Fund (Cost: $4,304,989)			$4,304,989

Investments of Cash Collateral Received for Securities on Loan (14.9%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.6%)
Antalis US Funding Corp.
10-07-10	0.310%	$4,998,752	$4,998,752
Argento Variable Funding Company LLC
10-25-10	0.300	999,783	999,783
Grampian Funding LLC
10-04-10	0.280	2,999,673	2,999,673
10-04-10	0.290	999,887	999,887
10-08-10	0.290	1,999,533	1,999,533
Rhein-Main Securitisation Ltd.
10-15-10	0.500	4,996,806	4,996,806

Total			16,994,434

Certificates of Deposit (5.9%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	4,997,358	4,997,358
Barclays Bank PLC
10-29-10	0.340	3,500,000	3,500,000
Credit Industrial et Commercial
10-20-10	0.540	4,000,000	4,000,000

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
DZ Bank AG
11-16-10	0.360	3,000,000	3,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	3,000,000	3,000,000
KBC Bank NV
10-13-10	0.425	4,998,230	4,998,230
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	4,000,000	4,000,000
Mizuho Corporate Bank Ltd.
10-25-10	0.500	2,500,000	2,500,000
Nordea Bank Finland PLC
10-15-10	0.460	4,994,129	4,994,129
Norinchukin Bank
10-14-10	0.565	2,000,000	2,000,000
10-28-10	0.350	3,502,114	3,502,114
11-08-10	0.350	3,502,253	3,502,253
Sumitomo Mitsui Banking Corp.
10-12-10	0.290	5,000,000	5,000,000
11-30-10	0.400	2,996,936	2,996,936
The Commonwealth Bank of Australia
10-29-10	0.470	4,000,000	4,000,000
Union Bank of Switzerland
10-18-10	0.455	3,000,000	3,000,000
United Overseas Bank Ltd.
11-18-10	0.300	5,000,000	5,000,000

Total			63,991,020

Commercial Paper (0.7%)
Rheingold Securitization
10-26-10	0.621	2,995,247	2,995,247
Suncorp Metway Ltd.
10-06-10	0.300	4,998,791	4,998,791

Total			7,994,038

Other Short-Term Obligations (0.4%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000
The Goldman Sachs Group, Inc.
12-22-10	0.500	2,000,000	2,000,000

Total			4,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (6.3%)(f)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price
$9,085,082	0.220%	$9,085,027	$9,085,027
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price
$40,000,422	0.380	40,000,000	40,000,000
Citigroup Global Markets, Inc. dated 09-30-10, matures 10-01-10, repurchase price
$5,000,029	0.210	5,000,000	5,000,000
$6,650,039	0.210	6,650,000	6,650,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price
$7,000,058	0.300	7,000,000	7,000,000

Total			67,735,027

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $160,714,519)			$160,714,519

Total Investments in Securities
(Cost: $1,162,138,338)			$1,237,957,954

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR — American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.94% of net assets.

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$4,761,363
Freddie Mac Gold Pool	4,505,364

Total market value of collateral securities	$9,266,727

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$79,337
Fannie Mae Interest Strip	195,474
Fannie Mae Pool	5,727,961
Fannie Mae Principal Strip	215,653
Fannie Mae REMICS	7,410,020
Fannie Mae Whole Loan	184,438
FHLMC Multifamily Structured Pass Through Certificates	66,220
FHLMC Structured Pass Through Securities	359,355
Freddie Mac Non Gold Pool	2,636,331
Freddie Mac Reference REMIC	32,936
Freddie Mac REMICS	1,829,544
Freddie Mac Strips	327,023
Ginnie Mae I Pool	1,025,580
Ginnie Mae II Pool	3,933,388
Government National Mortgage Association	4,154,076
United States Treasury Inflation Indexed Bonds	286,730
United States Treasury Note/Bond	10,549,463
United States Treasury Strip Coupon	1,436,086
United States Treasury Strip Principal	284,778
Cash Collateral In Lieu Of Securities	64,321

Total market value of collateral securities	$40,798,714

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$28,194
Fannie Mae REMICS	1,748,562
Freddie Mac Reference REMIC	56,337
Freddie Mac REMICS	2,490,231
Government National Mortgage Association	776,676

Total market value of collateral securities	$5,100,000

Citigroup Global Markets, Inc. (0.210%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$37,498
Fannie Mae REMICS	2,325,587
Freddie Mac Reference REMIC	74,928
Freddie Mac REMICS	3,312,008
Government National Mortgage Association	1,032,979

Total market value of collateral securities	$6,783,000

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$3,694,831
Fannie Mae REMICS	2,189,166
Government National Mortgage Association	1,256,013

Total market value of collateral securities	$7,140,010

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$1,055,318,536	$—	$—	$1,055,318,536

Total Equity Securities	1,055,318,536	—	—	1,055,318,536

Other
Exchange-Traded Funds	17,619,910	—	—	17,619,910
Affiliated Money Market Fund(c)	4,304,989	—	—	4,304,989
Investments of Cash Collateral Received for Securities on Loan	—	160,714,519	—	160,714,519

Total Other	21,924,899	160,714,519	—	182,639,418

Total	$1,077,243,435	$160,714,519	$—	$1,237,957,954

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
VP — Wells Fargo Short Duration Government Fund
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (103.0%)

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
U.S. Government Obligations & Agencies (23.1%)
U.S. Treasury
09-30-12	0.375%	$180,041,000	(e)	$179,844,035
08-15-13	0.750	93,785,000	(e)	94,151,349
09-15-13	0.750	59,498,000	(e)	59,693,227

Total				333,688,611

U.S. Agencies (2.3%)
Federal Home Loan Banks
08-22-12	0.875	22,000,000		22,139,832
Federal National Mortgage Association
CMO Series 2005-83 Class LA
10-25-35	5.500	9,386,295		10,511,847

Total				32,651,679

Asset-Backed (6.1%)
BA Credit Card Trust
Series 2006-A14 Class A14
04-15-16	0.317	21,576,000	(b)	21,374,409
Discover Card Master Trust I
Series 2005-4 Class A2
06-16-15	0.347	2,311,000	(b)	2,294,611
Discover Card Master Trust
Series 2009-A2 Class A
02-17-15	1.557	5,000,000	(b)	5,088,171
Discover Card Master Trust
Series 2010-A2 Class A2
03-15-18	0.837	6,826,000	(b)	6,836,498
MBNA Credit Card Master Note Trust
Series 2006-A5 Class A5
10-15-15	0.317	10,237,000	(b)	10,158,656
Nissan Auto Receivables Owner Trust
Series 2010-A Class A4
09-15-16	1.310	6,400,000		6,422,220
SLM Student Loan Trust
Series 2005-10 Class A4
10-25-19	0.608	27,097,000	(b)	26,894,493
SLM Student Loan Trust
Series 2008-2 Class A2
01-25-17	0.948	8,606,000	(b)	8,629,301

Total				87,698,359

Commercial Mortgage-Backed (7.5%)(f)
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 Class A2
06-11-41	5.286	7,706,087		8,103,570

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CPN1 Class A2
03-15-35	4.597	2,509,000		2,651,939
Developers Diversified Realty Corp.
Series 2009-DDR1 Class A
10-14-22	3.807	9,826,142	(d)	10,432,423
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through Certificates
CMO Series K007 Class A1
12-25-19	3.342	14,498,400		15,299,855
Federal National Mortgage Association #545420
12-01-11	5.622	10,292,666		10,673,615
Federal National Mortgage Association #545745
07-01-12	6.108	9,571,644		10,137,031
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A6
06-10-36	5.135	4,000,000		4,294,859
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 Class A41
04-10-37	5.243	8,907,000		9,443,332
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-CB7 Class A4
01-12-38	4.879	3,124,000		3,349,314
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5 Class A4
12-15-44	5.363	5,848,000		6,453,187
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2009-IWST Class A1
12-05-27	4.314	6,981,458	(d)	7,546,512
LB-UBS Commercial Mortgage Trust
Series 2004-C1 Class A4
01-15-31	4.568	2,098,000		2,191,088
LB-UBS Commercial Mortgage Trust
Series 2005-C7 Class A3
11-15-30	5.648	3,163,000		3,351,767
Morgan Stanley Capital I
Series 2003-IQ6 Class A4
12-15-41	4.970	11,210,000		12,094,427
Morgan Stanley Capital I
Series 2004-HQ3 Class A4
01-13-41	4.800	2,000,000		2,148,538

Total				108,171,457

Residential Mortgage-Backed (61.3%)(f)
Federal Home Loan Mortgage Corp.
10-01-20	6.500	5,410,696	(g)	5,870,605
Federal Home Loan Mortgage Corp. #1G1708
04-01-37	6.080	2,622,336	(b)	2,830,415
Federal Home Loan Mortgage Corp. #1G2200
09-01-37	6.144	3,017,179	(b)	3,250,193
Federal Home Loan Mortgage Corp. #1H2601
03-01-36	5.660	9,302,953	(b)	9,948,223
Federal Home Loan Mortgage Corp. #1Q0974
07-01-38	5.755	28,916,018	(b)	31,084,106
Federal Home Loan Mortgage Corp. #G05394
05-01-35	7.000	13,493,146		15,302,782
Federal Home Loan Mortgage Corp. #G11713
06-01-20	5.500	21,428,672		23,142,009
Federal Home Loan Mortgage Corp.
CMO Series 2420 Class XK
02-15-32	6.500	4,703,823		5,149,073

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal Home Loan Mortgage Corp.
CMO Series 2676 Class PH
01-15-32	5.500	17,632,000		18,569,724
Federal Home Loan Mortgage Corp.
CMO Series 2772 Class GE
08-15-29	5.000	5,000,000		5,251,412
Federal Home Loan Mortgage Corp.
CMO Series 3010 Class WA
03-15-19	4.500	17,142,689		17,791,051
Federal Home Loan Mortgage Corp.
CMO Series 3253 Class A
08-15-20	5.000	6,835,203		7,262,998
Federal Home Loan Mortgage Corp.
CMO Series 3469 Class A
09-15-21	5.000	6,041,355		6,336,553
Federal Home Loan Mortgage Corp.
CMO Series 3510 Class BD
03-15-32	4.500	4,167,000		4,413,260
Federal Home Loan Mortgage Corp.
CMO Series 3531 Class JA
05-15-39	4.500	11,488,861		12,076,992
Federal Home Loan Mortgage Corp.
CMO Series 3631 Class WA
05-15-39	4.000	27,094,213		28,261,711
Federal Home Loan Mortgage Corp.
CMO Series 3704 Class CT
12-15-36	7.000	4,395,781		4,866,778
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07-25-32	7.500	197,851		231,857
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
CMO Series T-51 Class 2A
08-25-42	7.500	1,749,117		2,006,019
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
CMO Series T-57 Class 1A3
07-25-43	7.500	663,304		777,310
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
CMO Series T-59 Class 1A3
10-25-43	7.500	265,825		311,513
Federal National Mortgage Association #310017
06-01-35	7.000	13,746,892		15,613,807
Federal National Mortgage Association #310021
08-01-36	6.500	4,591,869	(g)	5,049,984
Federal National Mortgage Association #725229
03-01-34	6.000	21,154,380		23,251,582
Federal National Mortgage Association #888703
08-01-37	6.500	25,511,894		28,472,022
Federal National Mortgage Association #984282
06-01-38	6.500	35,185,267		39,150,731
Federal National Mortgage Association #995182
06-01-20	5.500	1,082,379		1,173,741
Federal National Mortgage Association #995233
10-01-21	5.500	44,207,028		47,800,328
Federal National Mortgage Association #995691
04-01-38	7.000	57,803,221		65,658,251

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association #AD0582
08-01-36	7.000	5,999,635		6,811,025
Federal National Mortgage Association #AE0090
10-01-38	6.500	61,680,727		68,461,751
Federal National Mortgage Association #AE0111
06-01-37	5.858	19,360,412	(b)	20,845,976
Federal National Mortgage Association #AE0356
08-01-37	6.000	33,659,393		36,809,704
Federal National Mortgage Association
CMO Series 2000-T6 Class A1
06-25-30	7.500	918,070		1,081,028
Federal National Mortgage Association
CMO Series 2001-81 Class HE
01-25-32	6.500	11,513,611		12,985,194
Federal National Mortgage Association
CMO Series 2001-T1 Class A1
10-25-40	7.500	2,767,755		3,259,032
Federal National Mortgage Association
CMO Series 2001-T10 Class A2
12-25-41	7.500	35,667		40,660
Federal National Mortgage Association
CMO Series 2001-T12 Class A2
08-25-41	7.500	54,111		63,716
Federal National Mortgage Association
CMO Series 2001-T3 Class A1
11-25-40	7.500	862,092		966,928
Federal National Mortgage Association
CMO Series 2001-T7 Class A1
02-25-41	7.500	929,433		1,030,799
Federal National Mortgage Association
CMO Series 2001-T8 Class A1
07-25-41	7.500	1,332,664		1,519,237
Federal National Mortgage Association
CMO Series 2002-14 Class A2
01-25-42	7.500	165,466		194,836
Federal National Mortgage Association
CMO Series 2002-33 Class A2
06-25-32	7.500	19,177		22,581
Federal National Mortgage Association
CMO Series 2002-T16 Class A3
07-25-42	7.500	568,160		669,009
Federal National Mortgage Association
CMO Series 2002-T18 Class A4
08-25-42	7.500	1,701,556		2,003,582
Federal National Mortgage Association
CMO Series 2002-T19 Class A3
07-25-42	7.500	673,450		792,987
Federal National Mortgage Association
CMO Series 2002-T4 Class A3
12-25-41	7.500	5,232		6,161
Federal National Mortgage Association
CMO Series 2002-T6 Class A2
10-25-41	7.500	468,512		551,673
Federal National Mortgage Association
CMO Series 2002-W1 Class 2A
02-25-42	7.500	523,279		616,161
Federal National Mortgage Association
CMO Series 2002-W3 Class A5
11-25-41	7.500	688,835		811,104

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association
CMO Series 2002-W4 Class A5
05-25-42	7.500	553,195		651,388
Federal National Mortgage Association
CMO Series 2002-W6 Class 2A
06-25-42	7.381	474,818	(b)	559,098
Federal National Mortgage Association
CMO Series 2002-W7 Class A5
02-25-29	7.500	1,261,910		1,485,899
Federal National Mortgage Association
CMO Series 2002-W8 Class A3
06-25-42	7.500	79,983		94,179
Federal National Mortgage Association
CMO Series 2003-32 Class BW
03-25-32	5.500	20,757,747		21,849,606
Federal National Mortgage Association
CMO Series 2003-37 Class QD
05-25-32	5.000	8,900,607		9,342,855
Federal National Mortgage Association
CMO Series 2003-W3 Class 1A3
08-25-42	7.500	124,571		146,683
Federal National Mortgage Association
CMO Series 2004-61 Class EX
01-25-33	4.500	1,309,529		1,314,776
Federal National Mortgage Association
CMO Series 2004-T2 Class 1A4
11-25-43	7.500	766,225		902,231
Federal National Mortgage Association
CMO Series 2004-T3 Class 1A4
02-25-44	7.500	2,218,994		2,612,866
Federal National Mortgage Association
CMO Series 2004-W11 Class 1A4
05-25-44	7.500	321,466		378,526
Federal National Mortgage Association
CMO Series 2004-W12 Class 1A4
07-25-44	7.500	116,311		136,957
Federal National Mortgage Association
CMO Series 2004-W14 Class 2A
07-25-44	7.500	53,362		62,834
Federal National Mortgage Association
CMO Series 2004-W2 Class 5A
03-25-44	7.500	85,297		100,437
Federal National Mortgage Association
CMO Series 2004-W8 Class 3A
06-25-44	7.500	587,239		682,665
Federal National Mortgage Association
CMO Series 2005-63 Class PC
03-25-31	5.500	19,956,000		20,826,764
Federal National Mortgage Association
CMO Series 2005-W1 Class 1A4
10-25-44	7.500	484,120		570,052
Federal National Mortgage Association
CMO Series 2005-W3 Class 1A
03-25-45	7.500	615,334		724,555
Federal National Mortgage Association
CMO Series 2006-125 Class AE
05-25-31	5.750	3,849,887		3,949,011

	Coupon	Principal
Issuer	Rate	Amount		Value(a)
Federal National Mortgage Association
CMO Series 2006-30 Class AB
06-25-33	5.500	7,220,168		7,443,592
Federal National Mortgage Association
CMO Series 2006-4 Class PB
09-25-35	6.000	13,658,256		15,041,855
Federal National Mortgage Association
CMO Series 2006-84 Class CP
03-25-33	5.500	4,189,578		4,390,131
Federal National Mortgage Association
CMO Series 2007-16 Class AB
08-25-35	6.000	4,691,836		4,984,346
Federal National Mortgage Association
CMO Series 2008-64 Class EA
08-25-21	5.000	5,407,951		5,630,402
Federal National Mortgage Association
CMO Series 2009-111 Class CL
03-25-38	4.500	7,842,341		8,366,694
Federal National Mortgage Association
CMO Series 2009-19 Class TA
12-25-37	4.500	4,974,430		5,151,066
Federal National Mortgage Association
CMO Series 2009-2 Class GA
11-25-45	5.500	5,570,292		5,771,812
Federal National Mortgage Association
CMO Series 2009-2 Class MA
02-25-39	4.000	4,745,581		4,892,703
Federal National Mortgage Association
CMO Series 2009-42 Class AP
03-25-39	4.500	6,651,557		6,973,255
Federal National Mortgage Association
CMO Series 2009-47 Class MT
07-25-39	7.000	4,033,665		4,435,857
Federal National Mortgage Association
CMO Series 2009-47 Class PA
07-25-39	4.500	6,948,003		7,498,465
Federal National Mortgage Association
CMO Series 2010-64 Class BA
05-25-40	5.000	17,280,943		18,035,958
Government National Mortgage Association
11-22-10	3.500	40,229,000	(g)	42,015,168
09-15-13	3.000	10,486,000	(g)	10,797,303
10-01-40	3.500	45,000,000	(g)	47,151,562
Government National Mortgage Association #658066
08-15-36	6.500	4,611,054		5,098,705
Government National Mortgage Association #82581
07-20-40	4.000	11,228,426	(b)	11,868,382
Government National Mortgage Association #82627
09-20-40	4.000	13,321,913	(b)	14,081,186

Total				886,467,998

Other Financial Institutions (2.7%)
FIH Erhvervsbank A/S
Government Liquid Guaranteed
06-12-13	2.000	38,000,000	(c,d)	38,863,892

Total Bonds (Cost: $1,483,403,171)				$1,487,541,996

Money Market Fund (4.8%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	69,942,463	(i)	$69,942,463

Total Money Market Fund (Cost: $69,942,463)			$69,942,463

Investments of Cash Collateral Received for Securities on Loan (12.8%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (0.6%)
Antalis US Funding Corp.
10-07-10	0.310%	$6,998,252	$6,998,252
Rhein-Main Securitisation Ltd.
10-15-10	0.500	1,998,722	1,998,722

Total			8,996,974

Certificates of Deposit (6.2%)
Barclays Bank PLC
11-19-10	0.400	15,000,000	15,000,000
Credit Industrial et Commercial
11-19-10	0.410	3,000,039	3,000,039
DZ Bank AG
10-20-10	0.445	9,992,465	9,992,465
Erste Bank der Oesterreichische
10-01-10	0.370	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
10-07-10	0.250	5,000,000	5,000,000
Lloyds Bank PLC
11-10-10	0.320	5,001,015	5,001,015
Mitsubishi UFJ Trust and Banking Corp.
11-22-10	0.350	12,000,000	12,000,000
Norinchukin Bank
10-28-10	0.350	2,501,510	2,501,510
11-08-10	0.350	2,501,609	2,501,609
11-24-10	0.335	10,000,126	10,000,126
Rabobank Group
10-19-10	0.285	5,003,064	5,003,064
Standard Chartered Bank PLC
12-01-10	0.305	5,000,000	5,000,000
United Overseas Bank Ltd.
11-18-10	0.300	5,000,000	5,000,000

Total			89,999,828

Commercial Paper (0.2%)
Rheingold Securitization
10-26-10	0.621	2,995,247	2,995,247

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (5.8%)(h)
Banc of America Securities LLC dated 09-30-10, matures 10-01-10, repurchase price $18,220,848	0.220%	$18,220,737	$18,220,737

	Effective	Principal
Issuer	yield	amount	Value(a)
Merrill Lynch Government Securities Income dated 09-30-10, matures 10-01-10, repurchase price $20,000,167	0.300	20,000,000	20,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $25,000,278	0.400	25,000,000	25,000,000
Pershing LLC dated 09-30-10, matures 10-01-10, repurchase price $20,000,278	0.500	20,000,000	20,000,000

Total			83,220,737

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $185,212,786)			$185,212,786

Total Investments in Securities
(Cost: $1,738,558,420)(j)			$1,742,697,245

Notes to Portfolio of Investments

CMO — Collateralized Mortgage Obligation

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2010.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 2.69% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2010, the value of these securities amounted to $56,842,827 or 3.94% of net assets.

(e)	At Sept. 30, 2010, security was partially or fully on loan.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Sept. 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $110,564,543.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Banc of America Securities LLC (0.220%)

Security description	Value (a)

Fannie Mae Pool	$9,549,290
Freddie Mac Gold Pool	9,035,861

Total market value of collateral securities	$18,585,151

Merrill Lynch Government Securities Income (0.300%)

Security description	Value (a)

Fannie Mae Pool	$10,556,660
Fannie Mae REMICS	6,254,761
Government National Mortgage Association	3,588,609

Total market value of collateral securities	$20,400,030

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$23,127,481
Freddie Mac Gold Pool	1,239,195
Freddie Mac Non Gold Pool	1,133,324

Total market value of collateral securities	$25,500,000

Pershing LLC (0.500%)

Security description	Value (a)

Fannie Mae Pool	$8,217,869
Fannie Mae REMICS	778,411
Fannie Mae Whole Loan	21,613
Federal National Mortgage Association	1,150,373
Freddie Mac Gold Pool	2,351,095
Freddie Mac Non Gold Pool	446,011
Freddie Mac REMICS	1,933,613
Ginnie Mae I Pool	1,614,460
Ginnie Mae II Pool	833,537
Government National Mortgage Association	184,076
United States Treasury Inflation Indexed Bonds	294
United States Treasury Note/Bond	2,485,179
United States Treasury Strip Coupon	16,579
United States Treasury Strip Principal	366,890

Total market value of collateral securities	$20,400,000

(i)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(j)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $1,738,558,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,273,000
Unrealized depreciation	(3,134,000)

Net unrealized appreciation	$4,139,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
U.S. Government Obligations & Agencies	$333,688,611	$32,651,679	$—	$366,340,290
Asset-Backed Securities	—	87,698,359	—	87,698,359
Commercial Mortgage-Backed Securities	—	108,171,457	—	108,171,457
Residential Mortgage-Backed Securities	—	780,633,360	105,834,638	886,467,998
Corporate Debt Securities	—	38,863,892	—	38,863,892

Total Bonds	333,688,611	1,048,018,747	105,834,638	1,487,541,996

Other
Affiliated Money Market Fund(c)	69,942,463	—	—	69,942,463
Investments of Cash Collateral Received for Securities on Loan	—	185,212,786	—	185,212,786

Total Other	69,942,463	185,212,786	—	255,155,249

Total	$403,631,074	$1,233,231,533	$105,834,638	$1,742,697,245

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities

Balance as of May 7, 2010 (when shares became available)	$—
Accrued discounts/premiums	—
Realized gain (loss)	6,250
Change in unrealized appreciation (depreciation)*	435,014
Sales	(20,768,750)
Purchases	126,162,124
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of Sept. 30, 2010	$105,834,638

*	Change in unrealized appreciation (depreciation) relating to securities held at Sept. 30, 2010 was $435,014.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Variable Series Trust

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010